UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 07725
SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)
1 SunAmerica Center Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

Vincent M. Marra Senior Vice President AIG SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 324-6464

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments.

SEASONS SERIES TRUST
MULTI-MANAGED GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2007

(unaudited)

	Shares / Principal	Value
Security Description	Amount(14)	(Note 1)
COMMON STOCK — 69.5%
Advertising Sales — 1.2%
Lamar Advertising Co., Class A	30,655	$1,923,908
Aerospace/Defense — 0.6%
Boeing Co.	2,900	278,864
General Dynamics Corp.	2,800	219,016
Lockheed Martin Corp.	2,100	197,673
Raytheon Co.	3,600	194,004
		889,557
Aerospace/Defense-Equipment — 0.3%
LMI Aerospace, Inc.†	10,500	255,045
United Technologies Corp.	3,900	276,627
		531,672
Agricultural Chemicals — 3.8%
Monsanto Co.	28,825	1,946,840
Potash Corp. of Saskatchewan, Inc.	42,280	3,296,572
Syngenta AG	4,909	961,304
		6,204,716
Agricultural Operations — 0.7%
Bunge, Ltd.	12,485	1,054,982
Airlines — 0.5%
Alaska Air Group, Inc.†	16,300	454,118
US Airways Group, Inc.†	14,200	429,834
		883,952
Apparel Manufacturers — 0.2%
Coach, Inc.†	5,700	270,123
Polo Ralph Lauren Corp.	1,200	117,732
		387,855
Applications Software — 0.6%
American Reprographics Co.†	24,100	742,039
Microsoft Corp.	10,500	309,435
		1,051,474
Audio/Video Products — 0.6%
Sony Corp. ADR	19,925	1,023,547
Banks-Commercial — 0.3%
Marshall & Ilsley Corp.	400	19,052
Western Alliance Bancorp.†	14,600	435,810
		454,862
Banks-Fiduciary — 0.2%
The Bank of New York Mellon, Inc.†	8,000	331,520
Banks-Super Regional — 2.1%
Bank of America Corp.	4,700	229,783
PNC Financial Services Group, Inc.	1,400	100,212
SunTrust Banks, Inc.	1,300	111,462
US Bancorp	2,100	69,195
Wachovia Corp.	2,700	138,375
Wells Fargo & Co.	78,060	2,745,370
		3,394,397
Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	3,300	214,005
The Coca-Cola Co.	5,800	303,398
		517,403
Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	2,800	233,268
Brewery — 0.1%
Anheuser-Busch Cos., Inc.	1,700	88,672
Building & Construction Products-Misc. — 0.3%
NCI Building Systems, Inc.†	8,900	439,037
Building-MobileHome/Manufactured Housing — 0.1%
Williams Scotsman International, Inc.†	8,600	204,766
Cable TV — 0.2%
Comcast Corp., Special Class A†	13,600	380,256
Casino Hotels — 2.1%
Boyd Gaming Corp.	25,600	1,259,264
Harrah’s Entertainment, Inc.	15,895	1,355,208
Melco PBL Entertainment Macau, Ltd. ADR†	28,495	357,897
Trump Entertainment Resorts, Inc.†	34,600	434,230
		3,406,599
Casino Services — 0.3%
Shuffle Master, Inc.†	32,300	536,180
Commercial Services-Finance — 2.2%
Euronet Worldwide, Inc.†	18,100	527,796
Heartland Payment Systems, Inc.	21,500	630,595
Jackson Hewitt Tax Service, Inc.	23,400	657,774
Moody’s Corp.	28,575	1,777,365
		3,593,530
Computer Aided Design — 0.3%
Aspen Technology, Inc.†	30,800	431,200
Computers — 5.7%
Apple, Inc.†	45,990	5,612,620
Hewlett-Packard Co.	3,800	169,556
International Business Machines Corp.	1,700	178,925
Research In Motion, Ltd.†	16,855	3,370,831
		9,331,932
Computers-Memory Devices — 0.2%
Isilon Systems, Inc.†	19,100	294,522
Consulting Services — 0.4%
CRA International, Inc.†	5,500	265,100
LECG Corp.†	30,300	457,833
		722,933
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp.	800	53,512
Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	5,400	350,190
Physicians Formula Holdings, Inc.†	35,200	553,520
Procter & Gamble Co.	9,400	575,186
		1,478,896
Decision Support Software — 0.1%
Cognos, Inc.†	3,300	130,911
Diagnostic Equipment — 0.3%
Home Diagnostics, Inc.†	44,100	519,057
Distribution/Wholesale — 0.1%
WESCO International, Inc.†	3,800	229,710
Diversified Manufacturing Operations — 0.4%
General Electric Co.	12,300	470,844
Honeywell International, Inc.	2,500	140,700
		611,544

E-Commerce/Products — 0.4%
NutriSystem, Inc.†	8,500	593,640
Electric Products-Misc. — 0.1%
Emerson Electric Co.	4,700	219,960
Electric-Integrated — 0.6%
Dominion Resources, Inc.	2,500	215,775
FPL Group, Inc.	4,300	243,982
PG&E Corp.	5,000	226,500
Progress Energy, Inc.	2,800	127,652
Southern Co.	4,900	168,021
		981,930
Electronic Components-Misc. — 0.4%
Daktronics, Inc.	18,400	395,232
Rogers Corp.†	8,400	310,800
		706,032
Electronic Components-Semiconductors — 0.7%
Advanced Micro Devices, Inc.†	3,200	45,760
Intel Corp.	10,800	256,608
NVIDIA Corp.†	2,800	115,668
QLogic Corp.†	28,500	474,525
Texas Instruments, Inc.	5,100	191,913
		1,084,474
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	3,200	123,008
Enterprise Software/Service — 0.1%
Oracle Corp.†	11,600	228,636
Entertainment Software — 0.7%
Activision, Inc.†	21,100	393,937
Electronic Arts, Inc.†	15,945	754,517
		1,148,454
Finance-Consumer Loans — 0.2%
Nelnet, Inc., Class A	12,800	312,832
Finance-Credit Card — 0.1%
American Express Co.	1,400	85,652
Finance-Investment Banker/Broker — 5.4%
Citigroup, Inc.	5,600	287,224
E*TRADE Financial Corp.†	17,400	384,366
J.P. Morgan Chase & Co.	4,100	198,645
KKR Private Equity Investors LP	9,719	218,678
Lehman Brothers Holdings, Inc.	20,275	1,510,893
Merrill Lynch & Co., Inc.	7,210	602,612
Morgan Stanley	3,300	276,804
optionsXpress Holdings, Inc.	21,700	556,822
TD Ameritrade Holding Corp.†	24,300	486,000
The Bear Stearns Cos., Inc.	10,025	1,403,500
The Goldman Sachs Group, Inc.	11,330	2,455,777
TradeStation Group, Inc.†	33,700	392,605
		8,773,926
Finance-Mortgage Loan/Banker — 0.2%
Fannie Mae	2,500	163,325
Freddie Mac	2,000	121,400
		284,725
Finance-Other Services — 0.1%
The Nasdaq Stock Market, Inc.†	7,000	207,970
Food-Dairy Products — 0.1%
Dean Foods Co.	5,300	168,911
Food-Misc. — 0.4%
Campbell Soup Co.	4,300	166,883
Kellogg Co.	2,800	145,012
Kraft Foods, Inc., Class A	11,600	408,900
		720,795
Food-Retail — 0.2%
The Kroger Co.	11,700	329,121
Footwear & Related Apparel — 0.2%
Steven Madden, Ltd.	9,700	317,772
Hotel/Motel — 0.1%
Home Inns & Hotels Management, Inc. ADR†	3,100	99,851
Human Resources — 0.4%
AMN Healthcare Services, Inc.†	24,200	532,400
Barrett Business Services, Inc.	2,400	61,992
		594,392
Industrial Gases — 0.1%
Praxair, Inc.	2,800	201,572
Insurance-Life/Health — 0.3%
American Equity Investment Life Holding Co.	34,300	414,344
Insurance-Multi-line — 0.9%
Hartford Financial Services Group, Inc.	2,400	236,424
HCC Insurance Holdings, Inc.	26,900	898,729
MetLife, Inc.	1,800	116,064
XL Capital, Ltd., Class A	1,600	134,864
		1,386,081
Insurance-Property/Casualty — 0.2%
OneBeacon Insurance Group, Ltd.	13,400	339,422
Internet Connectivity Services — 0.1%
NDS Group PLC ADR†	3,100	145,545
Internet Financial Services — 0.3%
Online Resources Corp.†	37,900	416,142
Internet Infrastructure Equipment — 0.2%
Avocent Corp.†	11,500	333,615
Internet Infrastructure Software — 0.9%
Akamai Technologies, Inc.†	28,495	1,385,997
Internet Security — 0.4%
CheckFree Corp.†	15,300	615,060
Symantec Corp.†	3,700	74,740
		689,800
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	900	70,470
Machinery-General Industrial — 0.1%
Flow International Corp.†	15,200	191,520
Medical Instruments — 0.3%
Medtronic, Inc.	5,500	285,230
St. Jude Medical, Inc.†	3,100	128,619
		413,849

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	1,800	92,970
Medical Products — 0.5%
Baxter International, Inc.	3,800	214,092
Johnson & Johnson	2,700	166,374
Northstar Neuroscience, Inc.†	33,300	387,279
		767,745
Medical-Biomedical/Gene — 2.1%
Celgene Corp.†	36,145	2,072,193
Genentech, Inc.†	14,895	1,126,956
Genzyme Corp.†	2,600	167,440
		3,366,589
Medical-Drugs — 2.0%
Abbott Laboratories	5,500	294,525
Bristol-Myers Squibb Co.	4,000	126,240
Merck & Co., Inc.	5,000	249,000
Novartis AG ADR	2,800	156,996
Pfizer, Inc.	5,500	140,635
Roche Holding AG	10,870	1,934,620
Wyeth	6,200	355,508
		3,257,524
Medical-HMO — 0.3%
Magellan Health Services, Inc.†	9,700	450,759
Medical-Hospitals — 0.4%
Health Management Assoc., Inc., Class A	51,600	586,176
Medical-Outpatient/Home Medical — 0.3%
Radiation Therapy Services, Inc.†	20,900	550,506
Metal Processors & Fabrication — 1.3%
Dynamic Materials Corp.	10,700	401,250
Precision Castparts Corp.	14,450	1,753,652
		2,154,902
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	402	33,294
Mining — 0.2%
Barrick Gold Corp.	7,100	206,397
Newmont Mining Corp.	2,400	93,744
		300,141
Motion Pictures & Services — 0.1%
Dreamworks Animation SKG, Inc., Class A†	3,700	106,708
Multimedia — 0.1%
The Walt Disney Co.	3,800	129,732
Time Warner, Inc.	3,600	75,744
		205,476
Music — 0.2%
Warner Music Group Corp.	24,700	356,915
Networking Products — 0.1%
Cisco Systems, Inc.†	8,500	236,725
Office Supplies & Forms — 0.2%
The Standard Register Co.	21,800	248,520
Oil Companies-Exploration & Production — 1.7%
Apache Corp.	8,880	724,519
Continental Resources, Inc.†	82,730	1,323,680
EOG Resources, Inc.	9,025	659,367
XTO Energy, Inc.	700	42,070
		2,749,636
Oil Companies-Integrated — 4.4%
Chevron Corp.	3,000	252,720
ConocoPhillips	28,780	2,259,230
Exxon Mobil Corp.	5,900	494,892
Hess Corp.	13,635	803,920
Occidental Petroleum Corp.	14,385	832,604
Suncor Energy, Inc.	28,485	2,561,371
		7,204,737
Oil Field Machinery & Equipment — 0.5%
Metretek Technologies, Inc.†	50,500	779,720
Oil Refining & Marketing — 0.6%
Valero Energy Corp.	14,005	1,034,409
Oil-Field Services — 0.3%
Baker Hughes, Inc.	1,700	143,021
Schlumberger, Ltd.	3,500	297,290
		440,311
Optical Supplies — 0.9%
Alcon, Inc.	11,285	1,522,459
Pharmacy Services — 0.2%
Express Scripts, Inc.†	4,800	240,048
Medco Health Solutions, Inc.†	1,700	132,583
		372,631
Physical Therapy/Rehabilation Centers — 1.0%
Healthsouth Corp.†	33,600	608,496
Psychiatric Solutions, Inc.†	29,800	1,080,548
		1,689,044
Rental Auto/Equipment — 0.3%
RSC Holdings, Inc.†	27,000	540,000
Research & Development — 0.2%
Pharmaceutical Product Development, Inc.	6,700	256,409
Retail-Apparel/Shoe — 1.2%
Abercrombie & Fitch Co., Class A	15,705	1,146,151
The Children’s Place Retail Stores, Inc.†	14,200	733,288
		1,879,439
Retail-Building Products — 0.0%
Home Depot, Inc.	300	11,805
Retail-Computer Equipment — 0.2%
GameStop Corp., Class A†	8,900	347,990
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,200	149,344
Retail-Discount — 0.4%
Target Corp.	3,800	241,680
Wal-Mart Stores, Inc.	7,000	336,770
		578,450
Retail-Drug Store — 0.2%
CVS Caremark Corp.	8,900	324,405
Walgreen Co.	1,000	43,540
		367,945

Retail-Jewelry — 0.1%
Tiffany & Co.	2,200	116,732
Retail-Major Department Stores — 1.3%
J.C. Penney Co., Inc.	30,245	2,189,133
Retail-Petroleum Products — 0.6%
World Fuel Services Corp.	21,200	891,672
Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	3,100	220,193
Macy’s, Inc.	2,900	115,362
		335,555
Retirement/Aged Care — 0.2%
Five Star Quality Care, Inc.†	36,800	293,664
Semiconductors Components-Intergrated Circuits — 0.2%
Integrated Device Technology, Inc.†	24,300	371,061
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.†	14,800	378,140
Telecom Services — 1.3%
NeuStar Inc., Class A†	27,800	805,366
Time Warner Telecom, Inc., Class A†	63,305	1,272,430
		2,077,796
Telephone-Integrated — 0.4%
AT&T, Inc.	12,897	535,226
Sprint Nextel Corp.	2,000	41,420
Verizon Communications, Inc.	2,000	82,340
		658,986
Therapeutics — 1.8%
Amylin Pharmaceuticals, Inc.†	3,800	156,408
Gilead Sciences, Inc.†	69,280	2,685,986
ImClone Systems, Inc.†	3,600	127,296
		2,969,690
Transactional Software — 0.4%
Transaction Systems Architects, Inc.	7,200	242,352
VeriFone Holdings, Inc.†	11,200	394,800
		637,152
Transport-Services — 0.2%
United Parcel Service, Inc. Class B	2,000	146,000
UTi Worldwide, Inc.	8,600	230,394
		376,394
Water — 0.3%
Aqua America, Inc.	21,900	492,531
Web Portals/ISP — 1.4%
Google, Inc. Class A†	3,990	2,088,286
Yahoo!, Inc.†	4,500	122,085
		2,210,371
Wireless Equipment — 1.1%
Nokia Oyj ADR	2,100	59,031
QUALCOMM, Inc.	24,485	1,062,404
Radyne Corp.†	55,700	594,319
		1,715,754
X-Ray Equipment — 0.2%
Hologic, Inc.†	5,600	309,736
Total Common Stock
(cost $92,650,862)		112,970,454
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.1%
Santander Finance Preferred SA
5.88%*(1)	1,600	38,250
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX
6.38%	650	15,587
Diversified Financial Services — 0.0%
General Electric Capital Corp.
8.00%(2)	1,000	23,200
Finance-Mortgage Loan/Banker — 0.0%
Fannie Mae
Series O, 7.50%(1)	265	14,106

Special Purpose Entity — 0.0%
Structured Repackaged Asset-Backed Trust Securities
5.92%(1)	1,600	37,296
Telephone-Integrated — 0.0%
AT&T, Inc.	800	19,704
6.38%
Total Preferred Stock
(cost $153,939)		148,143
ASSET BACKED SECURITIES — 3.8%
Diversified Financial Services — 3.8%
Aesop Funding II LLC,
Series 2005-1A, Class A1
3.95% due 04/20/08*	200,000	198,107
American Tower Trust,
Series 2007-1A, Class AFX
5.42% due 04/15/37*(3)	250,000	244,551
Asset Securitization Corp.,
Series 1997-D5, Class A1C
6.75% due 02/14/41(3)	32,423	32,530
Banc of America Commercial Mtg, Inc.,
Series 2005-6, Class A4
5.18% due 09/10/47(3)(4)	25,000	24,142
Banc of America Funding Corp.,
Series 2007-C, Class 5A1
5.37% due 05/20/36(5)	66,740	66,297
Banc of America Funding Corp.,
Series 2006-J, Class 2A1
5.89% due 01/20/47(4)(5)	67,643	67,984
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2004-PWR6, Class A6
4.82% due 11/11/41(3)	180,000	170,325
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2007-PW15, Class A2
5.20% due 02/11/44(3)	35,000	34,306

Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2007-PW15, Class H
5.74% due 02/11/44*(3)(4)	60,000	53,410
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2006-PW12, Class F
5.75% due 09/11/38*(3)(4)	25,000	23,475
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2006-PW12, Class G
5.75% due 09/11/38*(3)	25,000	22,826
Capital One Auto Finance Trust,
Series 2003-B, Class A4
3.18% due 09/15/10	102,063	101,654
Capital One Multi-Asset Execution Trust,
Series 2003-A4, Class A4
3.65% due 07/15/11	200,000	196,235
Citibank Credit Card Issuance Trust,
Series 2003-A6, Class A6
2.90% due 05/17/10	200,000	195,822
Citigroup/Deutsche Bank Commercial Mtg. Trust,
Series 2005-CD1, Class A4
5.23% due 07/15/44(3)(4)	70,000	67,783
Commercial Mtg. Pass Through Certs.,
Series 2004-LB2A, Class A3
4.22% due 03/10/39(3)	138,000	133,134
Commercial Mtg. Pass Through Certs.,
Series 2006-C7, Class A4
5.77% due 06/10/46(3)(4)	300,000	299,769
Countrywide Asset-Backed Certs.,
Series 2006-S6, Class A3
5.66% due 03/25/34	75,000	74,172
Countrywide Home Loans,
Series 2006-14, Class A3
6.25% due 09/25/36(5)	51,140	51,255
Crown Castle Towers LLC,
Series 2006-1A Class E
6.07% due 11/15/36*(3)	50,000	49,070
Greenwich Capital Commerical Funding Corp.,
Series 2005-GG3, Class A4
4.80% due 08/10/42(3)	180,000	169,338
GS Mtg. Securities Corp. II,
Series 2007-EOP, Class L
6.62% due 03/06/20*(1)(3)(6)	45,000	45,000
GS Mtg. Securities Corp. II,
Series 2004-GG2, Class A6
5.40% due 08/10/38(3)	150,000	146,771
GSR Mtg. Loan Trust,
Series 2005-AR2, Class 1A2
4.59% due 04/25/35(4)(5)	111,034	110,490
Harley-Davidson Motorcycle Trust,
Series 2004-3, Class A2
3.20% due 05/15/12	96,916	94,812
Impac CMB Trust,
Series 2005-4, Class 1A1A
5.59% due 06/25/35(1)(5)	80,879	81,062
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2004-CBX, Class A3
4.18% due 01/12/37(3)	150,000	145,804
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2007-CB19, Class AJ
5.75% due 02/12/49(3)	53,000	52,509
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2006-CB16, Class E
5.84% due 05/12/45*(3)	30,000	29,433
LB-UBS Commercial Mtg. Trust,
Series 2005-C5, Class A2
4.89% due 09/15/30(3)	200,000	197,093
LB-UBS Commercial Mtg. Trust,
Series 2001-C7, Class A5
6.13% due 12/11/30(3)	90,000	91,738
LB-UBS Commercial Mtg. Trust,
Series 2006-C4, Class A4
5.89% due 06/15/38(3)(4)	100,000	100,729
Merrill Lynch Mtg. Investors Trust,
Series 2005-A1, Class 2A1
4.53% due 12/25/34(4)(5)	79,758	78,930
Merrill Lynch Mtg. Investors Trust,
Series 2004-A1, Class 3A
4.85% due 02/25/34(4)(5)	53,856	52,957
Merrill Lynch Mtg. Trust,
Series 2005-CIP1, Class A4
5.05% due 07/12/38(3)	200,000	190,155
Merrill Lynch Mtg. Trust,
Series 2006-C1, Class A2
5.61% due 05/12/39(3)(4)	300,000	300,820
Merrill Lynch/ Countrywide Commercial Mtg. Trust,
Series 2007-5, Class H
5.92% due 08/25/48*(4)	35,000	30,250
Morgan Stanley Capital I,
Series 2005-T17, Class A5
4.78% due 12/13/41(3)	305,000	286,690
Morgan Stanley Capital I,
Series 2006-IQ12, Class D
5.53% due 12/15/43(3)	39,000	37,258
MortgageIT Trust,
Series 2005-4, Class A1
5.60% due 10/25/35(1)(5)	167,191	167,312
Nissan Auto Receivables Owner Trust,
Series 2004-A, Class A4
2.76% due 07/15/09	116,458	115,026
Ocwen Advance Receivables Backed Notes,
Series 2006-1A
5.34% due 11/24/15*(6)	50,000	49,204
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/10	260,000	267,617

Providian Gateway Master Trust,
Series 2004-DA, Class A
3.35% due 09/15/11*	200,000	199,232
Residential Asset Securities Corp.,
Series 2003-KS10, Class AI6
4.54% due 12/25/33	132,759	126,716
USAA Auto Owner Trust,
Series 2004-1, Class A4
2.67% due 10/15/10	117,125	116,809
Wachovia Bank Commercial Mtg. Trust,
Series 2006-WL7A, Class F
5.66% due 09/15/21*(1)(3)	80,000	79,991
Wachovia Bank Commercial Mtg. Trust,
Series 2006-C27, Class A3
5.76% due 07/15/45(3)	20,000	19,822
Wells Fargo Mtg. Backed Securities Trust,
Series 2005-AR2, Class 2A2
4.54% due 03/25/35(4)(5)	161,888	158,253
Wells Fargo Mtg. Backed Securities Trust,
Series 2004-BB, Class A2
4.55% due 01/25/35(4)(5)	190,023	186,667
Wells Fargo Mtg. Backed Securities Trust,
Series 2006-AR12, Class 2A1
6.10% due 09/25/36(4)(5)	41,417	41,522
West Penn Funding LLC Transition Bonds,
Series 1999-A, Class A4
6.98% due 12/26/08	53,325	53,837
WFS Financial Owner Trust,
Series 2003-4, Class A4
3.15% due 05/20/11	16,128	16,026
WFS Financial Owner Trust,
Series 2004-2, Class A4
3.54% due 11/21/11	165,659	164,059
Total Asset Backed Securities
(cost $6,262,123)		6,110,779
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc.
Notes
7.50% due 08/15/09(6)(7)(8)
(cost $5,000)	5,000	5,200
CORPORATE BONDS & NOTES — 6.7%
Aerospace/Defense — 0.0%
Raytheon Co.
Senior Notes
6.75% due 08/15/07	25,000	25,033
Raytheon Co.
Senior Notes
6.75% due 03/15/18	18,000	19,186
		44,219
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp.
Senior Notes
6.10% due 05/15/12	14,000	14,365
Agricultural Chemicals — 0.0%
Mosaic Global Holdings, Inc.
Debentures
7.38% due 08/01/18	5,000	4,913
Terra Capital, Inc.
Company Guar. Notes
7.00% due 02/01/17	5,000	4,825
The Mosaic Co.
Senior Notes
7.38% due 12/01/14*	5,000	5,050
		14,788
Airlines — 0.1%
American Airlines, Inc.
Pass Through Certs.
Series 2003-1
3.86% due 07/09/10	14,220	13,633
American Airlines, Inc.
Pass Through Certs.
Series 2001-1, Class A-2
6.82% due 05/23/11	10,000	9,975
Continental Airlines, Inc.
Pass Through Certs.
Series 1998-3, Class A-2
6.32% due 11/01/08	100,000	100,000
Continental Airlines, Inc.
Pass Through Certs.
Series 1981-A
6.65% due 03/15/19	14,846	14,957
Continental Airlines, Inc.
Pass Through Certs.
Class B
6.90% due 04/19/22	20,000	19,825
Northwest Airlines, Inc.
Pass Through Certs.
Series 2002-1 Class G2
6.26% due 11/20/21	8,675	8,708
Southwest Airlines Co.
Senior Notes
5.13% due 03/01/17	10,000	9,071
		176,169
Auto-Cars/Light Trucks — 0.1%
DaimlerChrysler NA Holding Corp.
Company Guar. Notes
5.71% due 03/13/09(1)	10,000	10,019
DaimlerChrysler NA Holding Corp.
Company Guar. Notes
6.50% due 11/15/13	30,000	30,984
DaimlerChrysler NA Holding Corp.
Company Guar. Notes
7.30% due 01/15/12	90,000	95,453

Ford Motor Co.
Debentures
6.38% due 02/01/29	10,000	7,375
Ford Motor Co.
Notes
7.45% due 07/16/31	35,000	27,956
General Motors Corp.
Debentures
8.25% due 07/15/23	5,000	4,556
General Motors Corp.
Senior Bonds
8.38% due 07/15/33	11,000	10,037
		186,380
Banks-Commercial — 0.1%
Colonial Bank NA
Sub. Notes
6.38% due 12/01/15	10,000	10,066
Compass Bank
Notes
5.50% due 04/01/20	20,000	19,090
First Maryland Capital II
6.21% due 02/01/27(1)	18,000	17,698
Popular North America, Inc.
Company Guar. Notes
5.65% due 04/15/09	15,000	14,990
SouthTrust Bank
Sub. Notes
4.75% due 03/01/13	20,000	19,264
SouthTrust Corp.
Sub. Notes
5.80% due 06/15/14	10,000	9,983
Union Bank of California NA
Sub. Notes
5.95% due 05/11/16	20,000	19,876
US Bank NA
Notes
3.90% due 08/15/08	4,000	3,924
		114,891
Banks-Money Center — 0.0%
RBS Capital Trust I Bank
4.71% due 07/01/13(1)(9)	13,000	12,101
Banks-Super Regional — 0.3%
Bank of America Corp.
Sub. Notes
5.25% due 12/01/15	70,000	67,343
Bank of America Corp.
Sub. Notes
5.42% due 03/15/17	316,000	302,938
Capital One Financial Corp.
Senior Notes
5.70% due 09/15/11	42,000	41,792
JPMorgan Chase Bank NA
Sub. Notes
6.13% due 11/01/08	16,000	16,082
Wachovia Capital Trust III
5.80% due 03/15/11(1)(9)	105,000	104,543
		532,698
Brewery — 0.0%
Anheuser-Busch Cos., Inc.
Bonds
6.00% due 11/01/41	25,000	22,875
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc.
Senior Notes
7.65% due 09/15/10	60,000	62,667
Liberty Media LLC
Senior Notes
7.75% due 07/15/09	30,000	31,043
Liberty Media LLC
Bonds
7.88% due 07/15/09	40,000	41,492
Nexstar Finance, Inc.
Senior Sub. Notes
7.00% due 01/15/14	5,000	4,950
Turner Broadcasting
Senior Notes
8.38% due 07/01/13	30,000	33,516
		173,668
Building Products-Air & Heating — 0.0%
American Standard, Inc.
Company Guar. Notes
7.38% due 02/01/08	9,000	9,073
Building-Residential/Commerical — 0.1%
Centex Corp.
Senior Notes
5.45% due 08/15/12	10,000	9,541
D.R. Horton, Inc.
Company Guar. Notes
5.38% due 06/15/12	10,000	9,382
D.R. Horton, Inc.
Senior Notes
5.63% due 09/15/14	65,000	59,963
Lennar Corp.
Company Guar. Notes
5.95% due 10/17/11	10,000	9,858
Pulte Homes, Inc.
Company Guar. Notes
7.88% due 08/01/11	10,000	10,378
Pulte Homes, Inc.
Company Guar. Bonds
8.13% due 03/01/11	40,000	42,385
		141,507
Cable TV — 0.3%
AT&T Broadband, Inc.
Company Guar. Notes
8.38% due 03/15/13	70,000	78,142
Cablevision Systems Corp.
Senior Notes
8.00% due 04/15/12	5,000	4,938

CCH I LLC
Company Guar. Notes
11.00% due 10/01/15	8,000	8,330
CCH II LLC/CCH II Capital Corp.
Company Guar. Notes
10.25% due 10/01/13	15,000	16,050
Comcast Cable Communications, Inc.
Company Guar. Notes
8.50% due 05/01/27	15,000	17,709
Comcast Corp.
Company Guar. Notes
5.88% due 02/15/18	20,000	19,370
Comcast Corp.
Company Guar. Notes
6.50% due 01/15/15	10,000	10,253
Comcast Corp.
Company Guar. Notes
6.50% due 11/15/35	140,000	135,709
Cox Communications, Inc.
Senior Notes
5.45% due 12/15/14	80,000	77,396
Cox Communications, Inc.
Bonds
6.45% due 12/01/36*	60,000	57,707
Time Warner Cable, Inc.
Senior Notes
5.85% due 05/01/17*	40,000	38,906
Time Warner Cable, Inc.
Senior Notes
6.55% due 05/01/37*	65,000	62,823
		527,333
Casino Hotels — 0.0%
Harrah’s Operating Co., Inc.
Company Guar. Notes
5.50% due 07/01/10	40,000	38,750
MGM Mirage, Inc.
Senior Notes
5.88% due 02/27/14	5,000	4,525
Turning Stone Resort Casino
Enterprise
Senior Notes
9.13% due 09/15/14*	10,000	10,175
		53,450
Cellular Telecom — 0.1%
American Cellular Corp.
Senior Notes
10.00% due 08/01/11	3,000	3,142
Centennial Communications Corp.
Senior Notes
11.10% due 01/01/13(1)	10,000	10,450
Cingular Wireless Services, Inc.
Senior Notes
7.88% due 03/01/11	160,000	172,029
Cricket Communications, Inc.
Company Guar. Notes
9.38% due 11/01/14*	5,000	5,162
MetroPCS Wireless, Inc.
Senior Notes
9.25% due 11/01/14*	2,000	2,065
MetroPCS Wireless, Inc.
Senior Notes
9.25% due 11/01/14*	3,000	3,098
		195,946
Chemicals-Diversified — 0.0%
EI Du Pont de Nemours & Co.
Senior Notes
4.88% due 04/30/14	6,000	5,720
ICI Wilmington, Inc.
Company Guar. Notes
7.05% due 09/15/07	24,000	24,057
Lyondell Chemical Co.
Company Guar. Notes
8.00% due 09/15/14	5,000	5,137
Rohm & Haas Co.
Senior Notes
7.85% due 07/15/29	9,000	10,285
		45,199
Chemicals-Specialty — 0.1%
Cytec Industries, Inc.
Notes
4.60% due 07/01/13	50,000	46,425
Cytec Industries, Inc.
Notes
5.50% due 10/01/10	25,000	24,789
Huntsman International LLC
Company Guar. Notes
7.88% due 11/15/14	10,000	10,713
Momentive Performance Materials, Inc.
Senior Sub. Notes
11.50% due 12/01/16*	15,000	15,150
		97,077
Coal — 0.1%
Peabody Energy Corp.
Company Guar. Notes
5.88% due 04/15/16	25,000	23,375
Peabody Energy Corp.
Company Guar. Notes
7.38% due 11/01/16	45,000	45,900
		69,275
Commercial Services — 0.0%
The ServiceMaster Co.
Notes
7.88% due 08/15/09	8,000	8,295
Commercial Services-Finance — 0.0%
The Western Union Co.
Senior Notes
5.40% due 11/17/11	28,000	27,624
Computer Services — 0.1%
Computer Sciences Corp.
Notes
3.50% due 04/15/08	10,000	9,845

Electronic Data Systems Corp.
Notes
7.45% due 10/15/29	55,000	56,014
		65,859
Consulting Services — 0.0%
FTI Consulting, Inc.
Company Guar. Notes
7.63% due 06/15/13	5,000	5,063
Containers-Paper/Plastic — 0.1%
Pactiv Corp.
Senior Notes
5.88% due 07/15/12	30,000	30,077
Pactiv Corp.
Bonds
7.95% due 12/15/25	20,000	21,413
Pliant Corp.
Company Guar. Notes
11.13% due 09/01/09	10,000	9,800
Sealed Air Corp.
Senior Notes
5.38% due 04/15/08*	75,000	74,591
Smurfit-Stone Container Enterprises, Inc.
Senior Notes
8.00% due 03/15/17	25,000	24,250
		160,131
Direct Marketing — 0.0%
Affinity Group, Inc.
Senior Sub. Notes
9.00% due 02/15/12	5,000	5,325
Diversified Financial Services — 0.0%
AXA Financial, Inc.
Senior Notes
6.50% due 04/01/08	10,000	10,070
Diversified Manufacturing Operations — 0.0%
Cooper US, Inc.
Company Guar. Notes
6.10% due 07/01/17	17,000	17,214
Diversified Operations — 0.1%
Capmark Financial Group, Inc.
Company Guar. Notes
5.88% due 05/10/12*	135,000	133,231
Capmark Financial Group, Inc.
Company Guar. Notes
6.30% due 05/10/17*	25,000	24,601
		157,832
Electric-Generation — 0.0%
The AES Corp.
Senior Notes
8.88% due 02/15/11	15,000	15,806
Electric-Integrated — 0.4%
American Electric Power Co., Inc.
Senior Notes
4.71% due 08/16/07(2)	12,000	11,988
Centerpoint Energy, Inc.
Senior Notes
5.88% due 06/01/08	20,000	20,026
Commonwealth Edison Co.
1st Mtg. Bonds
5.90% due 03/15/36	20,000	18,488
Commonwealth Edison Co.
1st Mtg. Bonds
5.95% due 08/15/16	20,000	19,580
Consumers Energy Co.
1st Mtg. Bonds
4.25% due 04/15/08	20,000	19,797
Dominion Resources, Inc.
Senior Notes
5.60% due 11/15/16	10,000	9,705
Dominion Resources, Inc.
Senior Notes
5.69% due 05/15/08(2)	22,000	22,026
Dominion Resources, Inc.
Jr. Sub. Notes
6.30% due 09/30/66(1)	20,000	20,115
Duke Energy Corp.
Senior Notes
4.20% due 10/01/08	20,000	19,689
Duke Energy Indiana, Inc.
Debentures
5.00% due 09/15/13	10,000	9,588
Entergy Louisiana LLC
1st Mtg. Bonds
5.83% due 11/01/10	30,000	29,935
Mackinaw Power LLC
Secured Notes
6.30% due 10/31/23*	22,000	22,070
Mirant Mid-Atlantic LLC
Pass Through Certs.
Series B
9.13% due 06/30/17	4,473	5,054
Nisource Finance Corp.
Company Guar. Notes
5.25% due 09/15/17	7,000	6,468
Nisource Finance Corp.
Company Guar. Notes
7.88% due 11/15/10	110,000	117,126
Pepco Holdings, Inc.
Senior Notes
5.50% due 08/15/07	60,000	60,024
Pepco Holdings, Inc.
Senior Notes
6.45% due 08/15/12	10,000	10,261
PSEG Power LLC
Company Guar. Notes
7.75% due 04/15/11	10,000	10,676
PSI Energy, Inc.
Debentures
7.85% due 10/15/07	27,000	27,152
Puget Sound Energy, Inc.
Senior Notes
5.20% due 10/01/15	25,000	23,809

Southern Energy, Inc.
Notes
7.90% due 07/15/09†(6)(7)(8)	20,000	0
Texas-New Mexico Power Co.
Senior Notes
6.25% due 01/15/09	30,000	30,239
TXU Corp.
Senior Notes
4.80% due 11/15/09	60,000	58,377
Union Electric Co.
Secured Notes
6.40% due 06/15/17	80,000	81,617
		653,810
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc.
Senior Sub. Notes
10.13% due 12/15/16*	10,000	9,400
National Semiconductor Corp.
Senior Notes
6.60% due 06/15/17	20,000	20,364
		29,764
Electronic Parts Distribution — 0.1%
Avnet, Inc.
Senior Notes
6.63% due 09/15/16	90,000	91,193
Electronics-Military — 0.0%
L-3 Communications Corp.
Company Guar. Notes
6.38% due 10/15/15	5,000	4,725
Finance-Auto Loans — 0.2%
Ford Motor Credit Co.
Notes
5.70% due 01/15/10	35,000	33,437
Ford Motor Credit Co. LLC
Senior Notes
5.80% due 01/12/09	3,000	2,937
Ford Motor Credit Co. LLC
Notes
7.38% due 10/28/09	55,000	54,596
General Motors Acceptance Corp.
Notes
6.75% due 12/01/14	20,000	19,153
General Motors Acceptance Corp.
Notes
6.88% due 09/15/11	25,000	24,591
General Motors Acceptance Corp.
Notes
6.88% due 08/28/12	122,000	119,234
		253,948
Finance-Commercial — 0.0%
Transamerica Finance Corp.
Senior Notes
6.40% due 09/15/08	9,000	9,082
Finance-Consumer Loans — 0.0%
HSBC Finance Corp.
Notes
4.75% due 07/15/13	16,000	15,107
John Deere Capital Corp.
Debentures
5.10% due 01/15/13	12,000	11,658
		26,765
Finance-Credit Card — 0.0%
Capital One Bank
Senior Sub. Notes
6.50% due 06/13/13	13,000	13,352
Discover Financial Services
Notes
6.45% due 06/12/17*	29,000	28,961
		42,313
Finance-Investment Banker/Broker — 0.4%
Goldman Sachs Group, Inc.
Sub. Notes
6.45% due 05/01/36	80,000	78,553
JP Morgan Chase & Co.
Sub. Notes
5.13% due 09/15/14	270,000	259,270
JPMorgan Chase & Co.
Senior Notes
5.38% due 01/15/14	20,000	19,625
Lazard Group
Senior Notes
6.85% due 06/15/17*	130,000	130,090
Merrill Lynch & Co., Inc.
Sub. Notes
6.11% due 01/29/37	100,000	93,832
Morgan Stanley
Sub. Notes
4.75% due 04/01/14	130,000	121,399
The Bear Stearns Cos., Inc.
Sub. Notes
5.55% due 01/22/17	10,000	9,450
		712,219
Finance-Mortgage Loan/Banker — 0.2%
Countrywide Financial Corp.
Company Guar. Notes
4.50% due 06/15/10	10,000	9,676
Countrywide Financial Corp.
Company Guar. Notes
5.80% due 06/07/12	105,000	104,261
Countrywide Financial Corp.
Sub. Notes
6.25% due 05/15/16	50,000	49,105
Countrywide Home Loans, Inc.
Company Guar. Notes
4.00% due 03/22/11	15,000	14,060
Residential Capital LLC
Company Guar. Notes
6.38% due 06/30/10	10,000	9,871
Residential Capital LLC
Senior Notes
6.50% due 06/01/12	82,000	80,015

Residential Capital LLC
Company Guar. Notes
6.50% due 04/17/13	10,000	9,666
Residential Capital LLC
Company Guar. Notes
6.88% due 06/30/15	45,000	43,646
		320,300
Finance-Other Services — 0.1%
SB Treasury Co. LLC
Bonds
9.40% due 06/30/08*(1)(9)	100,000	103,469
Food-Meat Products — 0.1%
Tyson Foods, Inc.
Senior Notes
6.60% due 04/01/16	160,000	164,278
Food-Misc. — 0.1%
Kraft Foods, Inc.
Senior Bonds
5.63% due 11/01/11	10,000	9,921
Kraft Foods, Inc.
Senior Notes
6.25% due 06/01/12	130,000	132,126
		142,047
Funeral Services & Related Items — 0.0%
Service Corp. International
Senior Notes
6.75% due 04/01/16	15,000	14,213
Gas-Distribution — 0.0%
Energen Corp.
Notes
7.63% due 12/15/10	60,000	63,452
Home Furnishings — 0.0%
Simmons Co.
Senior Notes
10.00% due 12/15/14(2)	4,000	3,360
Hotel/Motel — 0.0%
Wyndham Worldwide Corp.
Senior Notes
6.00% due 12/01/16	40,000	38,579
Independent Power Producers — 0.0%
Calpine Corp.
Sec. Notes
8.75% due 07/15/13*(10)	30,000	32,400
NRG Energy, Inc.
Company Guar. Notes
7.38% due 02/01/16	15,000	15,037
		47,437
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc.
Senior Notes
5.15% due 09/15/10	10,000	9,763
Marsh & McLennan Cos., Inc.
Senior Notes
7.13% due 06/15/09	10,000	10,251
Willis North America, Inc.
Company Guar. Notes
6.20% due 03/28/17	50,000	48,960
		68,974
Insurance-Life/Health — 0.1%
Americo Life, Inc.
Notes
7.88% due 05/01/13*	12,000	12,143
Lincoln National Corp.
Jr. Sub. Bonds
7.00% due 05/17/66(1)	75,000	76,956
Monumental Global Funding II
Notes
5.65% due 07/14/11*	12,000	12,064
		101,163
Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I
Sec. Notes
5.75% due 07/25/11*	10,000	10,080
Symetra Financial Corp.
Senior Notes
6.13% due 04/01/16*	30,000	29,667
The Allstate Corp.
Senior Notes
7.20% due 12/01/09	22,000	22,862
Unitrin, Inc.
Senior Notes
4.88% due 11/01/10	60,000	58,758
Unitrin, Inc.
Senior Notes
6.00% due 05/15/17	85,000	82,396
		203,763
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc.
Bonds
7.50% due 08/15/36*	50,000	50,708
Liberty Mutual Insurance Co.
Sub. Notes
7.70% due 10/15/97*	70,000	68,104
		118,812
Insurance-Property/Casualty — 0.3%
Ace Capital Trust II
9.70% due 04/01/30	70,000	90,536
Everest Reinsurance Holdings, Inc.
Jr. Sub. Notes
6.60% due 05/15/37(1)	120,000	114,518
Everest Reinsurance Holdings, Inc.
Senior Notes
8.75% due 03/15/10	75,000	80,606
Navigators Group, Inc.
Senior Notes
7.00% due 05/01/16	34,000	34,040
The Travelers Cos., Inc.
Senior Notes
6.25% due 06/15/37	20,000	19,367

W.R. Berkley Corp.
Senior Notes
5.60% due 05/15/15	60,000	57,989
		397,056
Investment Management/Advisor Services — 0.1%
Janus Capital Group, Inc.
Notes
6.70% due 06/15/17	115,000	115,992
Machinery-Farming — 0.0%
Case Corp.
Notes
7.25% due 01/15/16	10,000	10,150
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.
Company Guar. Notes
6.95% due 07/01/37	95,000	96,075
Medical-Biomedical/Gene — 0.0%
Amgen, Inc.
Senior Notes
6.38% due 06/01/37*	20,000	19,567
Medical-Drugs — 0.0%
Abbott Laboratories
Notes
5.88% due 05/15/16	10,000	10,003
American Home Products Corp.
Notes
6.95% due 03/15/11	11,000	11,512
Wyeth
Bonds
5.50% due 02/01/14	16,000	15,769
		37,284
Medical-HMO — 0.0%
Coventry Health Care, Inc.
Senior Notes
5.95% due 03/15/17	7,000	6,829
UnitedHealth Group, Inc.
Bonds
6.50% due 06/15/37*	12,000	12,031
WellPoint, Inc.
Notes
3.75% due 12/14/07	17,324	17,188
		36,048
Medical-Hospitals — 0.0%
HCA, Inc.
Senior Notes
6.25% due 02/15/13	25,000	22,562
HCA, Inc.
Sec. Notes
9.25% due 11/15/16*	20,000	21,300
		43,862
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.
Company Guar. Notes
5.88% due 09/15/15	90,000	86,542
Cardinal Health, Inc.
Senior Notes
5.80% due 10/15/16*	40,000	38,743
		125,285
Metal Processors & Fabrication — 0.0%
Timken Co.
Notes
5.75% due 02/15/10	15,000	14,915
Metal-Aluminum — 0.0%
Alcoa, Inc.
Notes
6.00% due 01/15/12	12,000	12,028
Alcoa, Inc.
Bonds
6.50% due 06/15/18	25,000	24,979
		37,007
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.
Senior Notes
8.38% due 04/01/17	5,000	5,338
Mining — 0.0%
Newmont Mining Corp.
Company Guar. Notes
5.88% due 04/01/35	10,000	8,851
Multimedia — 0.2%
AOL Time Warner, Inc.
Company Guar. Bonds
7.63% due 04/15/31	60,000	64,282
Belo Corp.
Senior Notes
6.75% due 05/30/13	10,000	10,129
Cox Enterprises, Inc.
Notes
7.88% due 09/15/10*	26,000	27,417
News America, Inc.
Debentures
7.28% due 06/30/28	95,000	99,499
News America, Inc.
Company Guar. Bonds
7.30% due 04/30/28	10,000	10,496
Time Warner Entertainment Co. LP
Debentures
8.38% due 03/15/23	35,000	40,178
Time Warner Entertainment Co. LP
Senior Notes
8.38% due 07/15/33	26,000	30,174
Viacom, Inc.
Senior Notes
6.25% due 04/30/16	87,000	85,690
Viacom, Inc.
Senior Notes
6.88% due 04/30/36	10,000	9,661
		377,526

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc.
Company Guar. Notes
6.88% due 05/15/09	10,000	10,227
Waste Management, Inc.
Company Guar. Notes
7.75% due 05/15/32	10,000	11,003
		21,230
Office Automation & Equipment — 0.1%
IKON Office Solutions, Inc.
Senior Notes
7.75% due 09/15/15	5,000	5,089
Pitney Bowes, Inc.
Notes
5.25% due 01/15/37	34,000	32,103
Xerox Corp.
Senior Notes
5.50% due 05/15/12	95,000	93,368
		130,560
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.
Senior Notes
5.95% due 09/15/16	20,000	19,528
Apache Corp.
Senior Notes
6.25% due 04/15/12	30,000	30,754
Chesapeake Energy Corp.
Company Guar. Notes
7.50% due 09/15/13	30,000	30,525
Sabine Pass LNG LP
Sec. Notes.
7.50% due 11/30/16*	15,000	14,925
		95,732
Oil Companies-Integrated — 0.0%
Hess Corp.
Notes
7.13% due 03/15/33	15,000	15,774
Hess Corp.
Bonds
7.88% due 10/01/29	10,000	11,272
Phillips Petroleum Co.
Debentures
7.00% due 03/30/29	33,000	35,875
		62,921
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc
Company Guar. Notes
6.75% due 05/01/14	36,000	36,783
Valero Energy Corp.
Senior Notes
6.63% due 06/15/37	20,000	19,908
		56,691
Oil-Field Services — 0.0%
Hanover Compressor Co.
Senior Notes
9.00% due 06/01/14	15,000	15,863
Weatherford International, Inc.
Company Guar. Notes
6.80% due 06/15/37*	16,000	16,288
		32,151
Paper & Related Products — 0.1%
Georgia-Pacific Corp.
Company Guar. Notes
7.00% due 01/15/15*	5,000	4,813
Temple-Inland, Inc.
Bonds
6.63% due 01/15/18	60,000	59,754
		64,567
Pipelines — 0.1%
CenterPoint Energy Resources Corp.
Notes
7.75% due 02/15/11	20,000	21,333
Copano Energy LLC
Company Guar. Notes
8.13% due 03/01/16	10,000	10,150
Duke Energy Field Services LLC
Notes
6.88% due 02/01/11	10,000	10,371
Dynegy-Roseton Danskammer
Pass Through Certs.
Series B
7.67% due 11/08/16	5,000	5,175
Kinder Morgan Energy Partners LP
Senior Notes
6.00% due 02/01/17	90,000	88,076
Williams Cos., Inc.
Senior Notes
7.88% due 09/01/21	15,000	16,125
		151,230
Publishing-Newspapers — 0.0%
Knight Ridder, Inc.
Debentures
6.88% due 03/15/29	10,000	8,502
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc.
Senior Sub. Notes
9.00% due 02/15/17*	5,000	4,675
Radio — 0.1%
Chancellor Media Corp.
Company Guar. Notes
8.00% due 11/01/08	92,000	94,364
Real Estate Investment Trusts — 0.5%
AvalonBay Communities, Inc.
Senior Notes
5.75% due 09/15/16	20,000	19,714
Brandywine Operating Partnership LP
Senior Notes
5.70% due 05/01/17	30,000	29,051
Brandywine Operating Partnership LP
Company Guar. Notes
5.75% due 04/01/12	55,000	54,948

Colonial Properties Trust
Notes
6.25% due 06/15/14	15,000	15,204
Developers Diversified Realty Corp.
Senior Notes
5.00% due 05/03/10	90,000	88,422
Health Care Property Investors, Inc.
Senior Notes
5.65% due 12/15/13	70,000	68,243
Health Care Property Investors, Inc.
Senior Sec. Notes
6.30% due 09/15/16	120,000	119,915
Kimco Realty Corp.
Notes
5.58% due 11/23/15	100,000	97,503
Liberty Property LP
Senior Notes
7.25% due 03/15/11	25,000	26,227
Liberty Property LP
Senior Notes
8.50% due 08/01/10	60,000	65,045
New Plan Excel Realty Trust
Senior Notes
4.50% due 02/01/11	18,000	17,268
PPF Funding, Inc.
Bonds
5.35% due 04/15/12*	10,000	9,828
Reckson Operating Partnership LP
Senior Notes
6.00% due 03/31/16	6,000	5,721
Simon Property Group LP
Notes
4.60% due 06/15/10	45,000	43,817
Simon Property Group LP
Notes
5.38% due 08/28/08	8,000	7,962
Simon Property Group LP
Notes
5.38% due 06/01/11	70,000	69,475
United Dominion Realty Trust, Inc.
Senior Notes
6.05% due 06/01/13	70,000	70,121
Vornado Realty LP
Notes
4.50% due 08/15/09	10,000	9,787
		818,251
Real Estate Management/Services — 0.1%
AMB Property LP
Senior Notes
5.45% due 12/01/10	100,000	99,448
Real Estate Operations & Development — 0.1%
Colonial Realty LP
Senior Notes
6.05% due 09/01/16	100,000	99,439
Regency Centers LP
Company Guar. Notes
4.95% due 04/15/14	30,000	28,355
Regency Centers LP
Company Guar. Bonds
5.25% due 08/01/15	35,000	33,309
Regency Centers LP
Senior Notes
5.88% due 06/15/17	10,000	9,834
		170,937
Recycling — 0.0%
Aleris International, Inc.
Senior Notes
9.00% due 12/15/14*	10,000	10,088
Rental Auto/Equipment — 0.0%
Erac USA Finance Co.
Notes
7.35% due 06/15/08*	30,000	30,411
United Rentals North America, Inc.
Senior Sub. Notes
7.75% due 11/15/13	5,000	5,006
		35,417
Research & Development — 0.0%
Alion Science and Technology Corp.
Company Guar. Notes
10.25% due 02/01/15	5,000	5,163
Retail-Discount — 0.0%
Wal-Mart Stores, Inc.
Senior Notes
5.88% due 04/05/27	20,000	19,330
Retail-Drug Store — 0.1%
CVS Caremark Corp.
Senior Notes
5.75% due 06/01/17	120,000	115,779
CVS Caremark Corp.
Senior Notes
6.25% due 06/01/27	20,000	19,379
CVS Lease Pass Through Trust
Pass Through Certs.
6.04% due 12/10/28*	19,787	19,204
		154,362
Retail-Regional Department Stores — 0.0%
Federated Retail Holdings, Inc.
Company Guar. Notes
5.90% due 12/01/16	10,000	9,746
J.C. Penney Corp., Inc.
Senior Notes
5.75% due 02/15/18	2,000	1,931
		11,677
Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp.
Sub. Notes
3.50% due 06/20/13(1)	11,000	10,777
Sovereign Bancorp, Inc.
Senior Notes
4.80% due 09/01/10	30,000	29,270
Washington Mutual Bank
Sub. Notes
5.13% due 01/15/15	40,000	37,712

Washington Mutual Bank
Sub. Notes
5.50% due 01/15/13	22,000	21,500
Washington Mutual, Inc.
Senior Notes
5.50% due 08/24/11	30,000	29,768
Western Financial Bank
Senior Debentures
9.63% due 05/15/12	22,000	23,565
		152,592
School — 0.0%
Massachusetts Institute of Technology
Notes
7.25% due 11/02/96	40,000	47,812
Special Purpose Entities — 0.2%
BAE Systems Holdings, Inc.
Notes
5.20% due 08/15/15*	30,000	28,660
Capital One Capital IV
Company Guar. Notes
6.75% due 02/17/37	10,000	9,201
Consolidated Communications
Illinois/Texas Holdings, Inc
Senior Notes
9.75% due 04/01/12	23,000	24,092
Cyrus Reinsurance Holdings SPC
Senior Notes
6.36% due 09/01/08*(1)(6)	11,000	11,000
Farmers Exchange Capital
Notes
7.05% due 07/15/28*	110,000	111,433
Norbord Delaware GP I
Company Guar. Notes
6.45% due 02/15/17*	10,000	9,495
Pricoa Global Funding I
Notes
5.30% due 09/27/13*	20,000	19,661
Principal Life Global Funding I
Sec. Notes
5.25% due 01/15/13*	14,000	13,728
		227,270
Steel-Producers — 0.0%
International Steel Group, Inc.
Senior Notes
6.50% due 04/15/14	20,000	20,395
Reliance Steel & Aluminum Co.
Company Guar. Notes
6.85% due 11/15/36	10,000	9,961
United States Steel Corp.
Senior Notes
6.65% due 06/01/37	8,000	7,747
		38,103
Telecom Services — 0.1%
Bellsouth Telecommunications, Inc.
Debentures
7.00% due 12/01/95	16,000	15,811
Qwest Corp.
Senior Notes
7.50% due 10/01/14	10,000	10,250
Verizon Global Funding Corp.
Notes
7.75% due 12/01/30	150,000	168,025
		194,086
Telephone-Integrated — 0.2%
AT&T Corp.
Senior Notes
7.30% due 11/15/11	14,000	14,903
BellSouth Corp.
Senior Notes
6.00% due 10/15/11	30,000	30,380
GTE Northwest, Inc.
Debentures
5.55% due 10/15/08	10,000	9,999
Level 3 Financing, Inc.
Senior Notes
8.75% due 02/15/17*	5,000	4,944
New England Telephone & Telegraph Co.
Debentures
7.88% due 11/15/29	10,000	10,940
SBC Communications, Inc.
Notes
5.10% due 09/15/14	160,000	152,614
Sprint Capital Corp.
Company Guar. Notes
6.88% due 11/15/28	20,000	19,037
Sprint Capital Corp.
Company Guar. Notes
7.63% due 01/30/11	70,000	73,648
Verizon New York, Inc.
Debentures
6.88% due 04/01/12	18,000	18,767
		335,232
Television — 0.1%
CBS Corp.
Company Guar. Notes
7.70% due 07/30/10	40,000	42,296
CBS Corp.
Company Guar. Notes
7.88% due 07/30/30	70,000	72,384
Paxson Communication Corp.
Sec. Senior Notes
11.61% due 01/15/13*(1)	10,000	10,350
Young Broadcasting, Inc.
Company Guar. Notes
10.00% due 03/01/11	5,000	4,975
		130,005
Tobacco — 0.1%
Altria Group, Inc.
Senior Notes
7.00% due 11/04/13	130,000	137,884

Transport-Air Freight — 0.0%
Atlas Air, Inc.
Pass Through Certs.
Series 1991-1, Class A-1
7.20% due 01/02/19	3,014	3,120
Atlas Air, Inc.
Pass Through Certs.
Series 1991-1, Class B
7.63% due 01/02/15	49,511	55,700
Atlas Air, Inc.
Pass Through Certs.
Series 2000-1, Class A
8.71% due 01/02/19	3,147	3,347
		62,167
Transport-Rail — 0.0%
BNSF Funding Trust I
6.61% due 12/15/55(1)	20,000	18,269
Burlington Northern Santa Fe Corp.
Notes
6.15% due 05/01/37	16,000	15,551
Union Pacific Corp.
Notes
3.88% due 02/15/09	3,000	2,931
Union Pacific Corp.
Debentures
7.00% due 02/01/16	6,000	6,300
		43,051
Transport-Services — 0.1%
Federal Express Corp.
Pass Through Certs.
Series 1981A, Class A
6.72% due 01/15/22	61,343	64,527
FedEx Corp.
Company Guar. Notes
5.50% due 08/15/09	10,000	10,009
Ryder System, Inc.
Notes
5.85% due 03/01/14	5,000	4,918
Ryder System, Inc.
Notes
5.85% due 11/01/16	20,000	19,325
		98,779
Total Corporate Bonds & Notes
(cost $11,049,757)		10,957,132
FOREIGN CORPORATE BONDS & NOTES — 1.9%
Agricultural Chemicals — 0.1%
Agrium, Inc.
Senior Notes
7.13% due 05/23/36	90,000	93,284
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA
Sec. Notes
6.95% due 07/01/12*	72,158	72,843
Banks-Commercial — 0.2%
Caisse Nationale des Caisses d’Epargne et de Prevoyance
Notes
5.39% due 12/30/09(1)(9)	15,000	12,608
Overseas-Chinese Banking
Sub. Notes
7.75% due 09/06/11*	100,000	107,731
Russian Agricultural Bank
Bonds
6.30% due 05/15/17*	80,000	78,304
Russian Agricultural Bank
Bonds
7.18% due 05/16/13	150,000	154,619
Societe Generale
Sub. Notes
5.92% due 04/15/17*(1)(9)	10,000	9,682
		362,944
Banks-Money Center — 0.2%
HBOS Capital Funding LP
Bank Guar. Bonds
6.85% due 03/29/09(9)	25,000	24,359
Mizuho Financial Group Cayman, Ltd.
Bank Guar. Notes
5.79% due 04/15/14*	200,000	199,672
Mizuho Financial Group Cayman, Ltd.
Bank Guar. Bonds
8.38% due 04/27/09(9)	20,000	20,884
National Westminster Bank PLC
Sub. Notes
7.75% due 10/16/07(1)(9)	8,000	8,042
		252,957
Brewery — 0.2%
CIA Brasileira de Bebidas
Company Guar. Notes
10.50% due 12/15/11	100,000	117,500
SABMiller PLC
Notes
6.50% due 07/01/16*	130,000	133,556
		251,056
Building Products-Cement — 0.0%
C8 Capital SPV, Ltd.
Notes
6.64% due 12/31/14*(1)(9)	39,000	38,555
Cellular Telecom — 0.0%
America Movil SA de CV
Bonds
6.38% due 03/01/35	11,000	10,805
Containers-Metal/Glass — 0.0%
Consumers International, Inc.
Senior Notes
10.25% due 04/01/05†(6)(7)	10,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.
Senior Notes
7.00% due 06/15/13	10,000	10,043

Diversified Financial Services — 0.0%
CIT Group Funding Co. of Canada
Company Guar. Notes
5.20% due 06/01/15	17,000	15,807
Diversified Manufacturing Operations — 0.0%
Tyco International Group SA
Company Guar. Notes
6.00% due 11/15/13	20,000	20,537
Diversified Minerals — 0.1%
Vale Overseas, Ltd.
Company Guar. Bonds
6.88% due 11/21/36	65,000	65,337
Diversified Operations — 0.1%
Hutchison Whampoa Finance, Ltd.
Company Guar. Notes
7.50% due 08/01/27*	20,000	22,025
Hutchison Whampoa International, Ltd.
Company Guar. Notes
7.45% due 11/24/33*	120,000	132,447
		154,472
Electric-Generation — 0.1%
Abu Dhabi National Energy Co.
Notes
6.50% due 10/27/36*	130,000	126,131
Electric-Integrated — 0.0%
Empresa Nacional de Electricidad SA
Bonds
7.33% due 02/01/37	12,000	12,541
Electronic Components-Misc. — 0.0%
NXP BV / NXP Funding LLC
Company Guar. Notes
9.50% due 10/15/15	5,000	4,925
Finance-Other Services — 0.0%
Lukoil International Finance BV
Company Guar. Notes
6.36% due 06/07/17*	12,000	11,604
Food-Retail — 0.0%
Delhaize Group
Notes
6.50% due 06/15/17*	16,000	16,063
Gas-Distribution — 0.0%
Nakilat, Inc.
Sec. Notes
6.07% due 12/31/33*	15,000	14,056
Insurance-Multi-line — 0.1%
Aegon NV
Sub. Bonds
5.36% due 07/15/14(1)(9)	22,000	19,206
AXA SA
Sub. Notes
6.38% due 12/14/36*(1)(9)	15,000	13,531
AXA SA
Sub. Notes
8.60% due 12/15/30	110,000	134,037
ING Groep NV
Bonds
5.78% due 12/08/15(1)(9)	27,000	26,059
		192,833
Insurance-Property/Casualty — 0.1%
Xl Capital (Europe) PLC
Company Guar. Notes
6.50% due 01/15/12	55,000	56,479
Investment Companies — 0.0%
Canadian Oil Sands, Ltd.
Notes
5.80% due 08/15/13*	19,000	18,773
Machinery-Construction & Mining — 0.0%
Atlas Copco AB
Bonds
5.60% due 05/22/17*	18,000	17,540
Medical-Drugs — 0.0%
Angiotech Pharmaceuticals, Inc.
Company Guar. Notes
7.75% due 04/01/14	10,000	9,425
Elan Finance PLC
Company Guar. Bonds
7.75% due 11/15/11	10,000	10,012
		19,437
Metal-Aluminum — 0.0%
Alcan, Inc.
Senior Notes
5.75% due 06/01/35	10,000	8,864
Metal-Diversified — 0.0%
Inco, Ltd.
Bonds
7.20% due 09/15/32	42,000	44,639
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc.
Bonds
6.40% due 05/15/37	17,000	16,253
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc.
Notes
8.55% due 08/01/10	10,000	9,550
Alto Parana SA
Company Guar. Notes
6.38% due 06/09/17*	35,000	34,973
		44,523
Pipelines — 0.0%
Enbridge, Inc.
Bonds
5.80% due 06/15/14	33,000	32,728
Kinder Morgan Finance Co. ULC
Company Guar. Notes
5.70% due 01/05/16	18,000	16,590
		49,318

Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc.
Notes
8.13% due 12/15/08		19,000	19,666
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd.
Company Guar. Notes
8.87% due 01/15/15(1)		10,000	10,212
Intelsat, Ltd.
Senior Notes
6.50% due 11/01/13		10,000	8,025
			18,237
Special Purpose Entities — 0.2%
Hybrid Capital Funding I LP
Sub. Notes
8.00% due 06/30/11(9)		26,000	26,393
National Gas Co.
Notes
6.05% due 01/15/36*		150,000	142,908
Rio Tinto Finance USA, Ltd.
Notes
2.63% due 09/30/08		10,000	9,652
UFJ Finance Aruba AEC
Bonds
6.75% due 07/15/13		100,000	105,590
			284,543
Telecom Services — 0.0%
Telenet Group Holdings NV
Notes
11.50% due 06/15/14*(2)		5,000	4,725
TELUS Corp.
Notes
8.00% due 06/01/11		22,000	23,526
			28,251
Telephone-Integrated — 0.3%
British Telecommunications PLC
Bonds
8.63% due 12/15/30		20,000	26,176
Deutsche Telekom International Finance BV
Company Guar. Bonds
8.00% due 06/15/10		110,000	117,244
Deutsche Telekom International Finance BV
Company Guar. Bonds
8.25% due 06/15/30		50,000	59,928
France Telecom SA
Bonds
7.75% due 03/01/11		60,000	64,102
France Telecom SA
Notes
8.50% due 03/01/31		50,000	62,825
Telecom Italia Capital SA
Company Guar. Bonds
5.25% due 10/01/15		10,000	9,299
Telecom Italia Capital SA
Company Guar. Notes
6.00% due 09/30/34		50,000	45,046
Telecom Italia Capital SA
Company Guar. Bonds
6.20% due 07/18/11		140,000	141,735
Telefonica Emisiones SAU
Company Guar. Notes
6.22% due 07/03/17		16,000	15,960
			542,315
Transport-Marine — 0.1%
DP World, Ltd.
Bonds
6.85% due 07/02/37*		132,000	131,962
Transport-Rail — 0.0%
Canadian National Railway Co.
Notes
6.38% due 10/15/11		20,000	20,557
Total Foreign Corporate Bonds & Notes
(cost $3,080,107)			3,048,150
FOREIGN GOVERNMENT AGENCIES — 0.9%
Sovereign — 0.9%
Federal Republic of Brazil
Notes
8.00% due 01/15/18		20,000	21,980
Federal Republic of Brazil
Notes
10.00% due 01/01/17	BRL	50,000	248,532
Federal Republic of Brazil
Bonds
10.50% due 07/14/14		20,000	25,180
Federal Republic of Brazil
Bonds
12.50% due 01/05/16		550,000	306,861
Province of Quebec
Debentures
7.50% due 09/15/29		24,000	29,044
Republic of Argentina
Bonds
5.50% due 08/03/12(1)		30,000	21,900
Republic of Argentina
Notes
8.28% due 12/31/33		68,188	65,802
Republic of Argentina
Notes
10.46% due 02/20/08(1)	ARS	630,500	206,462
Republic of Turkey
Notes
9.00% due 06/30/11		20,000	21,950
Republic of Turkey
Senior Notes
11.88% due 01/15/30		50,000	76,625
Republic of Venezuela
Notes
8.50% due 10/08/14		10,000	10,125
Republic of Venezuela
Bonds
9.25% due 09/15/27		60,000	62,550

Russian Federation
Bonds
7.50% due 03/31/30*(2)		11,940	13,104
Russian Federation
Bonds
7.50% due 03/31/30(2)		84,575	93,159
United Mexican States
Notes
6.75% due 09/27/34		95,000	101,317
United Mexican States
Bonds
9.00% due 12/24/09	MXN	2,090,000	199,762
Total Foreign Government Agencies
(cost $1,462,809)			1,504,353
LOANS — 0.0%
Finance-Auto Loans — 0.0%
Ford Motor Bank
8.36% due 12/15/13(15)(16)
(cost $64,675)		64,675	65,015

MUNICIPAL BONDS & NOTES — 0.0%
Southern California Public Power Authority Power Project,
Series B
6.93% due 05/15/17
(cost $51,436)		50,000	54,942
U.S. GOVERNMENT AGENCIES — 10.2%
Federal Home Loan Mtg. Corp. — 2.3%
4.50% due 04/01/19		153,520	146,091
5.00% due 03/01/19		12,740	12,344
5.00% due 07/01/21		456,909	441,907
5.00% due 05/01/34		90,792	85,463
5.00% due 06/01/34		137,485	129,415
5.00% due 12/01/35		628,647	590,810
5.00% due 01/01/37		21,373	20,051
5.00% due July TBA		1,485,000	1,391,724
5.50% due 07/01/34		55,014	53,261
5.50% due July TBA		300,000	289,312
5.71% due 08/01/36(1)		197,143	195,838
5.80% due 01/01/37(1)		71,646	71,034
5.81% due 01/01/37(1)		47,299	47,217
6.00% due 12/01/33		76,807	76,575
6.00% due 08/01/36		77,408	76,751
6.50% due 05/01/16		5,229	5,349
6.50% due 05/01/29		6,194	6,328
6.50% due 03/01/36		38,973	39,392
6.50% due 05/01/36		1,416	1,431
7.00% due 04/01/32		11,251	11,597
7.50% due 08/01/23		986	1,030
7.50% due 04/01/28		4,875	5,102
8.50% due 12/01/19		26	28
Federal Home Loan Mtg. Corp.,
REMIC Series 2635, Class NJ
3.00% due 03/15/17(5)		45,567	42,651
Federal Home Loan Mtg. Corp.,
REMIC Series 2586, Class NK
3.50% due 08/15/16(5)		20,124	19,256
Federal Home Loan Mtg. Corp.,
REMIC Series 1577, Class PK
6.50% due 09/15/23(5)		20,000	20,452
Federal Home Loan Mtg. Corp.,
REMIC Series 1226, Class Z
7.75% due 03/15/22(5)		2,725	2,720
			3,783,129
Federal National Mtg. Assoc. — 7.5%
4.56% due 01/01/15		218,822	207,124
5.00% due 03/01/18		106,341	103,162
5.00% due 06/01/19		6,017	5,830
5.00% due 04/01/34		348,982	328,368
5.00% due 05/01/35		7,508	7,054
5.00% due 09/01/35		155,033	145,660
5.00% due 10/01/35		586,637	551,171
5.00% due July TBA		2,000,000	1,891,375
5.30% due 11/01/15		220,143	212,490
5.50% due 03/01/18		13,708	13,553
5.50% due 06/01/19		25,146	24,831
5.50% due 11/01/20		27,671	27,282
5.50% due 08/01/21		627,190	618,039
5.50% due 12/01/33		265,369	257,114
5.50% due 06/01/34		34,491	33,394
5.50% due 02/01/36(1)		42,643	42,544
5.50% due 06/01/36		1,262,027	1,223,034
5.50% due 08/01/36		87,739	84,665
5.50% due 11/01/36		206,963	199,711
5.50% due 11/01/36		99,448	95,963
5.50% due 12/01/36		96,059	92,692
5.50% due 12/01/36		167,192	160,286
5.50% due July TBA		1,954,000	1,884,389
5.92% due 10/01/11		50,594	51,328
6.00% due 06/01/17		25,965	26,118
6.00% due 06/01/21		374,800	376,575
6.00% due 08/01/21		183,969	184,840
6.00% due 12/01/33		64,383	64,006
6.00% due 05/01/34		4,354	4,322
6.00% due 06/01/35		6,664	6,604
6.00% due 11/01/36		161,384	159,075
6.00% due July TBA		1,000,000	1,004,375
6.28% due 07/01/11		51,560	52,856
6.36% due 07/01/08		15,166	15,165
6.43% due 01/01/08		17,418	17,380
6.50% due 08/01/17		55,182	56,345
6.50% due 09/01/26		458,221	464,678
6.50% due 09/01/32		60,138	61,203
6.50% due 04/01/34		27,375	27,771
6.50% due 07/01/36		120,858	122,033
6.50% due 08/01/36		614,008	619,980
6.50% due 08/01/36		253,544	256,010
6.50% due July TBA		158,000	159,481

7.00% due July TBA		220,000	225,844
			12,165,720
Government National Mtg. Assoc. — 0.3%
4.50% due 05/15/36		247,295	226,996
6.00% due 11/15/31		222,732	222,291
7.00% due 05/15/33		36,516	38,061
7.50% due 01/15/32		14,211	14,882
8.00% due 01/15/31		2,360	2,506
8.50% due 11/15/17		1,782	1,896
9.00% due 11/15/21		671	722
Government National Mtg. Assoc.
Series 2005-74 Class HB
7.50% due 09/15/35(5)		734	768
Government National Mtg. Assoc.
Series 2005-74 Class HC
7.50% due 09/16/35(5)		8,988	9,363
			517,485
Overseas Private Investment Corp. — 0.1%
6.99% due 01/15/09		68,331	68,937
Total U.S. Government Agencies
(cost $16,769,782)			16,535,271
U.S. GOVERNMENT TREASURIES — 1.7%
United States Treasury Bonds — 0.3%
6.63% due 02/15/27		400,000	468,562
United States Treasury Notes — 1.4%
3.63% due 07/15/09		650,000	634,055
4.50% due 02/15/09		250,000	248,262
4.50% due 11/15/10		10,000	9,880
4.63% due 11/15/16		20,000	19,383
4.75% due 05/31/12		480,000	476,250
4.88% due 08/15/16		800,000	790,187
5.13% due 05/15/16		10,000	10,056
5.63% due 05/15/08(11)		150,000	150,750
			2,338,823
Total U.S. Government Treasuries
(cost $2,803,434)			2,807,385
Total Long-Term Investment Securities
(cost $134,353,924)			154,206,824
SHORT-TERM INVESTMENT SECURITIES — 0.3%
Commercial Paper — 0.1%
Rabobank USA Financial Corp.
5.32% due 07/02/07		200,000	199,971
Foreign Government Agencies — 0.2%
Egypt Treasury Bills
6.88% due on 08/07/07	EGP	25,000	4,364
Egypt Treasury Bills
6.93% due 07/03/07	EGP	175,000	30,736
Egypt Treasury Bills
8.00% due on 08/07/07	EGP	1,000,000	174,545
			209,645
Total Short-Term Investment Securities
(cost $406,160)			409,616

REPURCHASE AGREEMENTS — 7.5%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/30/07, to be repurchased 07/02/07 in the amount $632,158 and collateralized by $650,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.96%, due 04/25/17 and having an approximate value of $647,563 (cost $632,000)		632,000	632,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/30/07, to be repurchased 07/02/07 in the amount $958,240 and collateralized by $980,000 of Federal Home Loan Bank Bonds, bearing interest at 5.75%, due 06/07/12 and having an approximate value of $978,775 (cost $958,000)		958,000	958,000
Bank of America Joint Repurchase		6,995,000	6,995,000
Agreement (12)
State Street Bank & Trust Co.
Joint Repurchase Agreement (12)		3,653,000	3,653,000
Total Repurchase Agreements
(cost $12,238,000)			12,238,000

TOTAL INVESTMENTS
(cost $146,998,084) (13)		102.6%	166,854,440
Liabilities in excess of other assets		(2.6)	(4,224,755)
NET ASSETS		100.0%	$162,629,685
Bonds & Notes Sold Short — (0.1%)
U S. Government Agencies — (0.1%)
Federal Home Loan Mtg. Corp. 6.00% due July TBA
(Proceeds $(155,118))		$(158,000)	$(156,519)

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2007, the aggregate value of these securities was $4,220,616 representing 2.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2007.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Commercial Mortgage Backed Security
(4)	Variable Rate Security - the rate reflected is as of June 30, 2007, maturity date reflects the stated maturity date.
(5)	Collateralized Mortgage Obligation
(6)	Fair valued security; see Note 1
(7)	Illiquid security
(8)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2007, the Multi-Managed Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets

ICO North America, Inc.
7.50% due 8/15/09	8/11/2005	5,000	$5,000	$5,200	$104.00	0.00%
Southern Energy, Inc.
7.90% due 7/15/09	1/10/2006	20,000	0	0	0	0.00%
				$5,200		0.00%

(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	Company has filed Chapter 11 bankruptcy protection.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	See Note 2 for details of Joint Repurchase Agreements.
(13)	See Note 4 for cost of investments on a tax basis.
(14)	Denominated in United States Dollars unless otherwise indicated
(15)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium.  These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(16)

Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

ADR	— American Depository Receipt
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principle amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2007	Unrealized Appreciation (Depreciation)
7 Long	U. S. Treasury 5 YR Notes	September 2007	$729,259	$728,547	$(712)
4 Short	U. S. Long Bonds	September 2007	425,154	431,000	(5,846)
15 Long	U. S. Treasury 10 YR Notes	September 2007	1,582,071	1,585,547	3,476
15 Long	U. S. Treasury 2 YR Notes	September 2007	3,047,801	3,056,719	8,918
4 Short	Canadian 10 YR Bonds	September 2007	941,317	937,608	3,709
					$9,545

Open Bond Forward Contracts
						Unrealized
	Principal			Value at	Value as of	Appreciation/
Description	Amount		Delivery Date	Trade Date	June 30, 2007	Depreciation

Japanese Government Bond
Series 8
1.00% due 06/10/16	JPY	145,891,200	08/07/2007	$1,178,324	$1,160,414	$(17,910)
Japanese Government Bond
Series 280
1.90% due 06/20/16	JPY	(146,300,000)	08/07/2007	(1,210,614)	(1,196,898)	13,716
Canadian Government Bond
4.00% due 06/01/17	CAD	(2,085,000)	8/13/2007	(1,885,843)	(1,873,106)	12,737
United States Treasury Notes
4.50% due 05/15/17		1,910,000	8/13/2007	1,819,627	1,832,495	12,868
						$21,411

Open Forward Foreign Currency Contracts
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
* ILS	825,000	USD	195,535	09/19/2007	$774
* USD	576,735	EUR	428,000	09/19/2007	4,089
USD	328,924	CLP	173,700,000	09/20/2007	331
USD	215,367	MYR	740,000	09/19/2007	7
* USD	197,838	PLN	560,000	09/19/2007	3,460
					8,661

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
BRL	635,000	USD	319,368	09/19/2007	$(6,844)
* EUR	428,000	USD	575,250	09/19/2007	(5,574)
* PLN	560,000	USD	196,157	09/19/2007	(5,141)
* USD	197,787	ILS	825,000	09/19/2007	(3,026)
					(20,585)
Net Unrealized Appreciation (Depreciation)					$(11,924)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

Currency Legend

ARS-Argentina Peso
BRL-Brazil Real
CAD-Canadian Dollar
EUR-Euro Dollar
ILS-Israeli Shekel
MYR-Malaysian Ringgit
MXN-Mexican Peso
PLN-Polish Zloty
USD-United States Dollar

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
MULTI-MANAGED
MODERATE GROWTH PORTFOLIO

Portfolio of Investments — June 30, 2007
(unaudited)

Security Description	Shares/Principal Amount(14)	Value (Note 1)
COMMON STOCK — 55.3%
Advertising Sales — 0.5%
Lamar Advertising Co., Class A	26,560	$1,666,906
Aerospace/Defense — 0.5%
Boeing Co.	4,800	461,568
General Dynamics Corp.	4,800	375,456
Lockheed Martin Corp.	3,600	338,868
Raytheon Co.	6,200	334,118
		1,510,010
Aerospace/Defense-Equipment — 0.3%
LMI Aerospace, Inc.†	18,300	444,507
United Technologies Corp.	6,700	475,231
		919,738
Agricultural Chemicals — 2.8%
Monsanto Co	42,315	2,857,955
Potash Corp. of Saskatchewan, Inc.	57,040	4,447,409
Syngenta AG	6,534	1,279,519
		8,584,883
Agricultural Operations — 0.5%
Bunge, Ltd.	16,840	1,422,980
Airlines — 0.5%
Alaska Air Group, Inc.†	28,300	788,438
US Airways Group, Inc.†	24,600	744,642
		1,533,080
Apparel Manufacturers — 0.2%
Coach, Inc.†	10,200	483,378
Polo Ralph Lauren Corp.	2,100	206,031
		689,409
Applications Software — 0.6%
American Reprographics Co.†	41,900	1,290,101
Microsoft Corp.	18,100	533,407
		1,823,508
Audio/Video Products — 0.4%
Sony Corp. ADR	26,875	1,380,569
Banks-Commercial — 0.3%
Marshall & Ilsley Corp.	800	38,104
Western Alliance Bancorp.†	25,300	755,205
		793,309
Banks-Fiduciary — 0.2%
The Bank of New York Mellon, Inc.†	14,100	584,304
Banks-Super Regional — 1.6%
Bank of America Corp.	8,500	415,565
PNC Financial Services Group, Inc.	2,300	164,634
SunTrust Banks, Inc.	2,200	188,628
US Bancorp	3,400	112,030
Wachovia Corp.	4,700	240,875
Wells Fargo & Co.	108,245	3,806,977
		4,928,709
Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	5,700	369,645
The Coca-Cola Co.	10,000	523,100
		892,745
Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	4,700	391,557
Brewery — 0.1%
Anheuser-Busch Cos., Inc.	2,900	151,264
Building & Construction Products-Misc. — 0.2%
NCI Building Systems, Inc.†	15,500	764,615
Building-MobileHome/Manufactured Housing — 0.1%
Williams Scotsman International, Inc.†	15,000	357,150
Cable TV — 0.2%
Comcast Corp., Special Class A†	24,000	671,040
Casino Hotels — 1.5%
Boyd Gaming Corp.	34,625	1,703,204
Harrah’s Entertainment, Inc.	21,355	1,820,727
Melco PBL Entertainment Macau, Ltd. ADR†	37,485	470,812
Trump Entertainment Resorts, Inc.†	59,800	750,490
		4,745,233
Casino Services — 0.3%
Shuffle Master, Inc.†	56,200	932,920
Commercial Services-Finance — 1.8%
Euronet Worldwide, Inc.†	31,500	918,540
Heartland Payment Systems, Inc.	37,300	1,094,009
Jackson Hewitt Tax Service, Inc.	40,700	1,144,077
Moody’s Corp.	38,630	2,402,786
		5,559,412
Computer Aided Design — 0.2%
Aspen Technology, Inc.†	54,300	760,200
Computers — 4.0%
Apple, Inc.†	59,500	7,261,380
Hewlett-Packard Co.	6,700	298,954
International Business Machines Corp.	2,700	284,175
Research In Motion, Ltd.†	22,725	4,544,773
		12,389,282
Computers-Memory Devices — 0.2%
Isilon Systems, Inc.†	33,300	513,486
Consulting Services — 0.4%
CRA International, Inc.†	9,500	457,900
LECG Corp.†	52,700	796,297
		1,254,197
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp.	1,400	93,646
Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	9,500	616,075
Physicians Formula Holdings, Inc.†	61,300	963,942
Procter & Gamble Co.	16,400	1,003,516
		2,583,533
Decision Support Software — 0.1%
Cognos, Inc.†	5,700	226,119
Diagnostic Equipment — 0.3%
Home Diagnostics, Inc.†	76,700	902,759
Distribution/Wholesale — 0.1%
WESCO International, Inc.†	6,600	398,970
Diversified Manufacturing Operations — 0.4%
General Electric Co.	23,700	907,236
Honeywell International, Inc.	3,900	219,492
		1,126,728

E-Commerce/Products — 0.3%
NutriSystem, Inc.†	14,800	1,033,632
Electric Products-Misc. — 0.1%
Emerson Electric Co.	8,400	393,120
Electric-Integrated — 0.5%
Dominion Resources, Inc.	4,100	353,871
FPL Group, Inc.	7,500	425,550
PG&E Corp.	8,700	394,110
Progress Energy, Inc.	4,900	223,391
Southern Co.	8,500	291,465
		1,688,387
Electronic Components-Misc. — 0.4%
Daktronics, Inc.	31,800	683,064
Rogers Corp.†	14,700	543,900
		1,226,964
Electronic Components-Semiconductors — 0.6%
Advanced Micro Devices, Inc.†	5,500	78,650
Intel Corp.	18,800	446,688
NVIDIA Corp.†	5,000	206,550
QLogic Corp.†	49,600	825,840
Texas Instruments, Inc.	9,100	342,433
		1,900,161
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	5,600	215,264
Enterprise Software/Service — 0.1%
Oracle Corp.†	20,300	400,113
Entertainment Software — 0.6%
Activision, Inc.†	36,900	688,923
Electronic Arts, Inc.†	22,740	1,076,057
		1,764,980
Finance-Consumer Loans — 0.2%
Nelnet, Inc., Class A	22,300	545,012
Finance-Credit Card — 0.0%
American Express Co.	2,300	140,714
Finance-Investment Banker/Broker — 4.5%
Citigroup, Inc.	10,000	512,900
E*TRADE Financial Corp.†	30,300	669,327
J.P. Morgan Chase & Co.	7,100	343,995
KKR Private Equity Investors LP	12,923	290,768
Lehman Brothers Holdings, Inc.	27,340	2,037,377
Merrill Lynch & Co., Inc.	23,390	1,954,936
Morgan Stanley	5,800	486,504
optionsXpress Holdings, Inc.	38,100	977,646
TD Ameritrade Holding Corp.†	41,800	836,000
The Bear Stearns Cos., Inc.	13,515	1,892,100
The Goldman Sachs Group, Inc.	15,110	3,275,092
TradeStation Group, Inc.†	58,600	682,690
		13,959,335
Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	3,800	248,254
Freddie Mac	3,200	194,240
		442,494
Finance-Other Services — 0.1%
The Nasdaq Stock Market, Inc.†	12,100	359,491
Food-Dairy Products — 0.1%
Dean Foods Co.	9,200	293,204
Food-Misc. — 0.4%
Campbell Soup Co.	7,700	298,837
Kellogg Co.	4,700	243,413
Kraft Foods, Inc., Class A	20,300	715,575
		1,257,825
Food-Retail — 0.2%
The Kroger Co.	20,600	579,478
Footwear & Related Apparel — 0.2%
Steven Madden, Ltd.	16,900	553,644
Hotel/Motel — 0.1%
Home Inns & Hotels Management, Inc. ADR†	5,300	170,713
Human Resources — 0.3%
AMN Healthcare Services, Inc.†	41,600	915,200
Barrett Business Services, Inc.	4,200	108,486
		1,023,686
Independent Power Producer — 0.0%
Dynegy, Inc., Class A†	33	312
Industrial Gases — 0.1%
Praxair, Inc.	4,800	345,552
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	59,600	719,968
Insurance-Multi-line — 0.8%
Hartford Financial Services Group, Inc.	4,000	394,040
HCC Insurance Holdings, Inc.	46,800	1,563,588
MetLife, Inc.	3,000	193,440
XL Capital, Ltd., Class A	2,600	219,154
		2,370,222
Insurance-Property/Casualty — 0.2%
OneBeacon Insurance Group, Ltd.	23,400	592,722
Internet Connectivity Services — 0.1%
NDS Group PLC ADR†	5,400	253,530
Internet Financial Services — 0.2%
Online Resources Corp.†	65,900	723,582
Internet Infrastructure Equipment — 0.2%
Avocent Corp.†	20,000	580,200
Internet Infrastructure Software — 0.6%
Akamai Technologies, Inc.†	38,580	1,876,531
Internet Security — 0.4%
CheckFree Corp.†	26,500	1,065,300
Symantec Corp.†	6,300	127,260
		1,192,560
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	1,600	125,280
Machinery-General Industrial — 0.1%
Flow International Corp.†	26,500	333,900
Medical Instruments — 0.2%
Medtronic, Inc.	9,600	497,856

St. Jude Medical, Inc.†	5,500	228,195
		726,051
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	3,000	154,950
Medical Products — 0.4%
Baxter International, Inc.	6,800	383,112
Johnson & Johnson	4,500	277,290
Northstar Neuroscience, Inc.†	57,700	671,051
		1,331,453
Medical-Biomedical/Gene — 1.5%
Celgene Corp.†	50,060	2,869,940
Genentech, Inc.†	20,115	1,521,901
Genzyme Corp.†	4,300	276,920
		4,668,761
Medical-Drugs — 1.6%
Abbott Laboratories	9,700	519,435
Bristol-Myers Squibb Co.	6,900	217,764
Merck & Co., Inc.	8,700	433,260
Novartis AG ADR	4,700	263,529
Pfizer, Inc.	9,400	240,358
Roche Holding AG	14,958	2,662,193
Wyeth	10,600	607,804
		4,944,343
Medical-HMO — 0.3%
Magellan Health Services, Inc.†	16,900	785,343
Medical-Hospitals — 0.3%
Health Management Assoc., Inc., Class A	89,700	1,018,992
Medical-Outpatient/Home Medical — 0.3%
Radiation Therapy Services, Inc.†	36,300	956,142
Metal Processors & Fabrication — 1.0%
Dynamic Materials Corp.	18,500	693,750
Precision Castparts Corp.	19,585	2,376,836
		3,070,586
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	737	61,038
Mining — 0.2%
Barrick Gold Corp.	12,400	360,468
Newmont Mining Corp.	3,900	152,334
		512,802
Motion Pictures & Services — 0.1%
Dreamworks Animation SKG, Inc., Class A†	6,400	184,576
Multimedia — 0.1%
The Walt Disney Co.	6,300	215,082
Time Warner, Inc.	6,300	132,552
		347,634
Music — 0.2%
Warner Music Group Corp.	43,000	621,350
Networking Products — 0.1%
Cisco Systems, Inc.†	14,900	414,965
Office Supplies & Forms — 0.1%
The Standard Register Co.	37,700	429,780
Oil Companies-Exploration & Production — 1.2%
Apache Corp.	12,010	979,896
Continental Resources, Inc.†	112,035	1,792,560
EOG Resources, Inc.	12,035	879,277
XTO Energy, Inc.	1,200	72,120
		3,723,853
Oil Companies-Integrated — 3.2%
Chevron Corp.	5,400	454,896
ConocoPhillips	38,185	2,997,523
Exxon Mobil Corp.	10,200	855,576
Hess Corp.	18,190	1,072,482
Occidental Petroleum Corp.	19,190	1,110,717
Suncor Energy, Inc.	39,170	3,522,166
		10,013,360
Oil Field Machinery & Equipment — 0.4%
Metretek Technologies, Inc.†	87,700	1,354,088
Oil Refining & Marketing — 0.5%
Valero Energy Corp.	18,895	1,395,585
Oil-Field Services — 0.2%
Baker Hughes, Inc.	2,800	235,564
Schlumberger, Ltd.	6,100	518,134
		753,698
Optical Supplies — 0.7%
Alcon, Inc.	15,265	2,059,401
Pharmacy Services — 0.2%
Express Scripts, Inc.†	7,800	390,078
Medco Health Solutions, Inc.†	3,000	233,970
		624,048
Physical Therapy/Rehabilation Centers — 0.9%
Healthsouth Corp.†	58,600	1,061,246
Psychiatric Solutions, Inc.†	52,000	1,885,520
		2,946,766
Rental Auto/Equipment — 0.3%
RSC Holdings, Inc.†	46,800	936,000
Research & Development — 0.1%
Pharmaceutical Product Development, Inc.	11,700	447,759
Retail-Apparel/Shoe — 0.9%
Abercrombie & Fitch Co., Class A	21,260	1,551,555
The Children’s Place Retail Stores, Inc.†	24,500	1,265,180
		2,816,735
Retail-Building Products — 0.0%
Home Depot, Inc.	500	19,675
Retail-Computer Equipment — 0.2%
GameStop Corp., Class A†	15,600	609,960
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,500	256,685
Retail-Discount — 0.3%
Target Corp.	6,700	426,120
Wal-Mart Stores, Inc.	12,100	582,131
		1,008,251

Retail-Drug Store — 0.2%
CVS Caremark Corp.	15,700	572,265
Walgreen Co.	1,800	78,372
		650,637
Retail-Jewelry — 0.1%
Tiffany & Co.	3,700	196,322
Retail-Major Department Stores — 0.9%
J.C. Penney Co., Inc.	40,105	2,902,800
Retail-Petroleum Products — 0.5%
World Fuel Services Corp.	37,000	1,556,220
Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	5,300	376,459
Macy’s, Inc.	5,000	198,900
		575,359
Retirement/Aged Care — 0.2%
Five Star Quality Care, Inc.†	63,900	509,922
Semiconductors Components-Intergrated Circuits — 0.2%
Integrated Device Technology, Inc.†	42,500	648,975
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.†	25,100	641,305
Telecom Services — 1.0%
NeuStar Inc., Class A†	48,200	1,396,354
Time Warner Telecom, Inc., Class A†	89,455	1,798,045
		3,194,399
Telephone-Integrated — 0.4%
AT&T, Inc.	22,707	942,340
Sprint Nextel Corp.	3,200	66,272
Verizon Communications, Inc.	3,300	135,861
		1,144,473
Therapeutics — 1.4%
Amylin Pharmaceuticals, Inc.†	5,610	230,908
Gilead Sciences, Inc.†	97,090	3,764,179
ImClone Systems, Inc.†	6,200	219,232
		4,214,319
Transactional Software — 0.4%
Transaction Systems Architects, Inc.	12,400	417,384
VeriFone Holdings, Inc.†	19,400	683,850
		1,101,234
Transport-Services — 0.2%
United Parcel Service, Inc. Class B	3,300	240,900
UTi Worldwide, Inc.	14,900	399,171
		640,071
Water — 0.3%
Aqua America, Inc.	37,600	845,624
Web Portals/ISP — 1.0%
Google, Inc. Class A†	5,380	2,815,784
Yahoo!, Inc.†	8,000	217,040
		3,032,824
Wireless Equipment — 0.9%
Nokia Oyj ADR	3,600	101,196
QUALCOMM, Inc.	36,380	1,578,528
Radyne Corp.†	96,900	1,033,923
		2,713,647
X-Ray Equipment — 0.2%
Hologic, Inc.†	9,700	536,507
Total Common Stock
(cost $143,930,786)		171,914,105
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA
5.88%*(1)	2,400	57,375
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX
6.38%	900	21,582
Diversified Financial Services — 0.0%
General Electric Capital Corp.
8.00%(2)	2,000	46,400
Finance-Mortgage Loan/Banker — 0.0%
Fannie Mae
Series O, 7.50%(1)	432	22,995
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities
5.90% (1)	2,800	65,268
Telephone-Integrated — 0.0%
AT&T, Inc.
6.38%	1,200	29,556
Total Preferred Stock
(cost $252,942)		243,176
ASSET BACKED SECURITIES — 6.2%
Diversified Financial Services — 6.2%
Aesop Funding II LLC,
Series 2003-3A, Class A3
3.72% due 07/20/09*	330,000	325,354
Aesop Funding II LLC,
Series 2005-1A, Class A1
3.95% due 04/20/08*	550,000	544,794
American Tower Trust,
Series 2007-1A, Class AFX
5.42% due 04/15/37*(3)	825,000	807,018
Asset Securitization Corp.,
Series 1997-D5, Class A1C
6.75% due 02/14/41(3)	48,634	48,795
Banc of America Commercial Mtg, Inc.,
Series 2005-6, Class A4
5.18% due 09/10/47(3)(4)	80,000	77,253
Banc of America Funding Corp.,
Series 2007-C, Class 5A1
5.37% due 05/20/36(5)	113,167	112,417
Banc of America Funding Corp.,
Series 2006-J, Class 2A1
5.89% due 01/20/47(4)(5)	113,718	114,291
Banc of America Large Loan,
Series 2006-277A, Class PAA
5.27% due 10/10/45*(3)(4)	110,000	103,531

Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.82% due 11/11/41(3)	760,000	719,149
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(3)	55,000	53,910
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class H 5.74% due 02/11/44*(3)(4)	105,000	93,467
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F 5.75% due 09/11/38*(3)(4)	60,000	56,341
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class G 5.75% due 09/11/38*(3)	25,000	22,826
Cabela’s Credit Card Master Trust, Series 2006-3A, Class A1 5.26% due 10/15/14*	550,000	545,871
Capital One Auto Finance Trust, Series 2003-B, Class A4 3.18% due 09/15/10	247,502	246,511
Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4 3.65% due 07/15/11	430,000	421,904
Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6 2.90% due 05/17/10	485,000	474,868
Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4 3.20% due 08/24/09	300,000	299,171
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(3)(4)	225,000	217,873
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(3)	228,000	219,961
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(3)(4)	1,100,000	1,099,152
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3 5.66% due 03/25/34(3)	110,000	108,785
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36	169,571	169,950
Crown Castle Towers LLC, Series 2006-1A Class E 6.07% due 11/15/36*(3)	160,000	157,026
Daimler Chrysler Auto Trust, Series 2004-B, Class A3 3.18% due 09/08/08	340	340
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(3)	760,000	714,981
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 6.62% due 03/06/20*(1)(3)(6)	155,000	155,000
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(3)	500,000	489,235
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 4.59% due 04/25/35(4)(5)	370,113	368,300
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	543,569	531,771
Hertz Vehicle Financing LLC, Series 2004-1A, Class A3 2.85% due 05/25/09*	450,000	443,493
Household Automotive Trust, Series 2003-2, Class A4 3.02% due 12/17/10	77,073	76,393
Impac CMB Trust, Series 2005-4, Class 1A1A 5.59% due 05/25/35(1)(5)	287,568	288,220
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(3)	450,000	437,412
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB19, Class AJ 5.75% due 02/12/49(3)	90,000	89,167
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(3)	50,000	49,055
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(3)	650,000	640,553
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/11/30(3)	210,000	214,057
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.53% due 12/25/34(4)(5)	259,214	256,523
Merrill Lynch Mtg. Investors Trust, Series 2004-A1, Class 3A 4.85% due 02/25/34(4)(5)	93,665	92,101
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(3)	725,000	689,313
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(3)(4)	1,100,000	1,103,007
Merrill Lynch/ Countrywide Commercial Mtg. Trust, Series 2007-5, Class H 5.92% due 08/25/48*(4)	50,000	43,214

Morgan Stanley Capital I,
Series 1998-WF2, Class A2
6.54% due 05/15/08(3)	129,336	129,807
Morgan Stanley Capital I,
Series 2005-T17, Class A5
4.78% due 12/13/41(3)	1,010,000	949,368
Morgan Stanley Capital I,
Series 2006-IQ12, Class D
5.53% due 12/15/43(3)	65,000	62,097
MortgageIT Trust,
Series 2005-4, Class A1
5.60% due 10/25/35(1)(5)	527,580	527,964
Nissan Auto Receivables Owner Trust,
Series 2004-A, Class A4
2.76% due 07/15/09	282,411	278,938
Ocwen Advance Receivables Backed Notes,
Series 2006-1A
5.34% due 11/24/15*(6)	80,000	78,726
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/10	760,000	782,264
Providian Gateway Master Trust,
Series 2004-DA, Class A
3.35% due 09/15/11*	450,000	448,273
Residential Asset Securities Corp.,
Series 2003-KS10, Class AI6
4.54% due 12/25/33	196,680	187,728
USAA Auto Owner Trust,
Series 2004-1, Class A4
2.67% due 10/15/10	284,029	283,261
Wachovia Bank Commercial Mtg. Trust,
Series 2006-WL7A, Class F
5.66% due 09/15/21*(1)(3)	140,000	139,984
Wachovia Bank Commercial Mtg. Trust,
Series 2006-C27, Class A3
5.76% due 07/15/45(3)	40,000	39,643
Wells Fargo Mtg. Backed Securities Trust,
Series 2005-AR2, Class 2A2
4.54% due 03/25/35(4)(5)	513,818	502,281
Wells Fargo Mtg. Backed Securities Trust,
Series 2004-BB, Class A2
4.55% due 01/25/35(4)(5)	610,789	600,001
Wells Fargo Mtg. Backed Securities Trust,
Series 2006-AR12, Class 2A1
6.10% due 09/25/36(4)(5)	66,267	66,435
West Penn Funding LLC Transition Bonds,
Series 1999-A, Class A4
6.98% due 12/26/08	279,956	282,646
WFS Financial Owner Trust,
Series 2003-4, Class A4
3.15% due 05/20/11	195,549	194,310
World Omni Auto Receivables Trust,
Series 2003-B, Class A4
2.87% due 11/15/10	95,948	95,309

Total Asset Backed Securities
(cost $19,851,607)		19,371,388
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc.
Notes
7.50% due 08/15/09(6)(7)(8)
(cost $5,000)	5,000	5,200
CORPORATE BONDS & NOTES — 10.4%
Aerospace/Defense — 0.0%
Raytheon Co.
Senior Notes
6.75% due 08/15/07	42,000	42,054
Raytheon Co.
Senior Notes
6.75% due 03/15/18	36,000	38,373
		80,427
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp.
Senior Notes
6.10% due 05/15/12	28,000	28,730
Agricultural Chemicals — 0.0%
Terra Capital, Inc.
Company Guar. Notes
7.00% due 02/01/17	5,000	4,825
The Mosaic Co.
Senior Notes
7.38% due 12/01/14*	15,000	15,150
		19,975
Airlines — 0.2%
American Airlines, Inc.
Pass Through Certs.
Series 2003-1
3.86% due 07/09/10	46,214	44,307
American Airlines, Inc.
Pass Through Certs.
Series 2001-1, Class A-2
6.82% due 05/23/11	20,000	19,950
Continental Airlines, Inc.
Pass Through Certs.
Series 1998-3, Class A-2
6.32% due 11/01/08	300,000	300,000
Continental Airlines, Inc.
Pass Through Certs.
Series 1981-A
6.65% due 03/15/19	55,673	56,090
Continental Airlines, Inc.
Pass Through Certs.
Class B
6.90% due 04/19/22	60,000	59,475

Northwest Airlines, Inc.
Pass Through Certs.
Series 2002-1 Class G2
6.26% due 11/20/21	13,012	13,061
Southwest Airlines Co.
Senior Notes
5.13% due 03/01/17	20,000	18,143
		511,026
Auto-Cars/Light Trucks — 0.2%
DaimlerChrysler NA Holding Corp.
Company Guar. Notes
5.71% due 03/13/09(1)	20,000	20,037
DaimlerChrysler NA Holding Corp.
Company Guar. Notes
6.50% due 11/15/13	110,000	113,607
DaimlerChrysler NA Holding Corp.
Company Guar. Notes
7.30% due 01/15/12	300,000	318,177
Ford Motor Co.
Debentures
6.38% due 02/01/29	20,000	14,750
Ford Motor Co.
Notes
7.45% due 07/16/31	130,000	103,837
General Motors Corp.
Debentures
8.25% due 07/15/23	20,000	18,225
General Motors Corp.
Senior Bonds
8.38% due 07/15/33	11,000	10,038
		598,671
Banks-Commercial — 0.1%
Colonial Bank NA
Sub. Notes
6.38% due 12/01/15	20,000	20,131
Compass Bank
Notes
5.50% due 04/01/20	30,000	28,634
First Maryland Capital II
6.21% due 02/01/27(1)	28,000	27,531
Popular North America, Inc.
Company Guar. Notes
5.65% due 04/15/09	23,000	22,985
SouthTrust Bank
Sub. Notes
4.75% due 03/01/13	30,000	28,896
SouthTrust Corp.
Sub. Notes
5.80% due 06/15/14	15,000	14,975
Union Bank of California NA
Sub. Notes
5.95% due 05/11/16	30,000	29,814
US Bank NA
Notes
3.90% due 08/15/08	4,000	3,924
		176,890
Banks-Money Center — 0.0%
RBS Capital Trust I Bank
4.71% due 07/01/13(1)(9)	19,000	17,686
Banks-Super Regional — 0.5%
Bank of America Corp.
Sub. Notes
5.25% due 12/01/15	160,000	153,927
Bank of America Corp.
Sub. Notes
5.42% due 03/15/17	1,032,000	989,341
Capital One Financial Corp.
Senior Notes
5.70% due 09/15/11	74,000	73,634
JPMorgan Chase Bank NA
Sub. Notes
6.13% due 11/01/08	25,000	25,128
Wachovia Capital Trust III
5.80% due 03/15/11(1)(9)	355,000	353,453
		1,595,483
Brewery — 0.0%
Anheuser-Busch Cos., Inc.
Bonds
6.00% due 11/01/41	37,000	33,855
Broadcast Services/Program — 0.2%
Clear Channel Communications, Inc.
Senior Notes
7.65% due 09/15/10	250,000	261,112
Liberty Media LLC
Senior Notes
7.75% due 07/15/09	230,000	237,992
Liberty Media LLC
Bonds
7.88% due 07/15/09	20,000	20,746
Nexstar Finance, Inc.
Senior Sub. Notes
7.00% due 01/15/14	10,000	9,900
Turner Broadcasting
Senior Notes
8.38% due 07/01/13	120,000	134,065
		663,815
Building Products-Air & Heating — 0.0%
American Standard, Inc.
Company Guar. Notes
7.38% due 02/01/08	13,000	13,106
Building-Residential/Commerical — 0.2%
Centex Corp.
Senior Notes
5.45% due 08/15/12	20,000	19,083
D.R. Horton, Inc.
Company Guar. Notes
5.38% due 06/15/12	35,000	32,836
D.R. Horton, Inc.
Senior Notes
5.63% due 09/15/14	215,000	198,340
Lennar Corp.
Company Guar. Notes
5.95% due 10/17/11	20,000	19,716

Pulte Homes, Inc.
Company Guar. Notes
7.88% due 08/01/11	40,000	41,511
Pulte Homes, Inc.
Company Guar. Bonds
8.13% due 03/01/11	145,000	153,644
		465,130
Cable TV — 0.6%
AT&T Broadband, Inc.
Company Guar. Notes
8.38% due 03/15/13	230,000	256,751
Cablevision Systems Corp.
Senior Notes
8.00% due 04/15/12	10,000	9,875
CCH I LLC
Company Guar. Notes
11.00% due 10/01/15	12,000	12,495
CCH II LLC/CCH II Capital Corp.
Company Guar. Notes
10.25% due 10/01/13	25,000	26,750
Comcast Cable Communications, Inc.
Company Guar. Notes
8.50% due 05/01/27	35,000	41,321
Comcast Corp.
Company Guar. Notes
5.88% due 02/15/18	30,000	29,056
Comcast Corp.
Company Guar. Notes
6.50% due 01/15/15	20,000	20,507
Comcast Corp.
Company Guar. Notes
6.50% due 11/15/35	530,000	513,755
Cox Communications, Inc.
Senior Notes
5.45% due 12/15/14	270,000	261,212
Cox Communications, Inc.
Bonds
6.45% due 12/01/36*	210,000	201,975
Time Warner Cable, Inc.
Senior Notes
5.85% due 05/01/17*	165,000	160,487
Time Warner Cable, Inc.
Senior Notes
6.55% due 05/01/37*	170,000	164,306
		1,698,490
Casino Hotels — 0.1%
Harrah’s Operating Co., Inc.
Company Guar. Notes
5.50% due 07/01/10	130,000	125,937
MGM Mirage, Inc.
Senior Notes
5.88% due 02/27/14	10,000	9,050
Turning Stone Resort Casino Enterprise
Senior Notes
9.13% due 09/15/14*	10,000	10,175
		145,162
Cellular Telecom — 0.2%
American Cellular Corp.
Senior Notes
10.00% due 08/01/11	5,000	5,237
Centennial Communications Corp.
Senior Notes
11.10% due 01/01/13(1)	25,000	26,125
Cingular Wireless Services, Inc.
Senior Notes
7.88% due 03/01/11	540,000	580,597
Cricket Communications, Inc.
Company Guar. Notes
9.38% due 11/01/14	10,000	10,325
MetroPCS Wireless, Inc.
Senior Notes
9.25% due 11/01/14*	3,000	3,098
MetroPCS Wireless, Inc.
Senior Notes
9.25% due 11/01/14*	7,000	7,227
Rural Cellular Corp.
Senior Sub. Notes
8.36% due 06/01/13*(1)	5,000	4,975
		637,584
Chemicals-Diversified — 0.0%
EI Du Pont de Nemours & Co.
Senior Notes
4.88% due 04/30/14	9,000	8,580
ICI Wilmington, Inc.
Company Guar. Notes
7.05% due 09/15/07	36,000	36,085
Lyondell Chemical Co.
Company Guar. Notes
8.00% due 09/15/14	15,000	15,412
Rohm & Haas Co.
Senior Notes
7.85% due 07/15/29	14,000	15,999
		76,076
Chemicals-Specialty — 0.1%
Cytec Industries, Inc.
Notes
4.60% due 07/01/13	175,000	162,488
Cytec Industries, Inc.
Notes
5.50% due 10/01/10	85,000	84,283
Huntsman International LLC
Company Guar. Notes
7.88% due 11/15/14	15,000	16,069
Momentive Performance Materials, Inc.
Senior Sub. Notes
11.50% due 12/01/16*	35,000	35,350
		298,190
Coal — 0.1%
Peabody Energy Corp.
Company Guar. Notes
5.88% due 04/15/16	80,000	74,800

Peabody Energy Corp.
Company Guar. Notes
7.38% due 11/01/16	180,000	183,600
		258,400
Commercial Services — 0.0%
The ServiceMaster Co.
Notes
7.88% due 08/15/09	12,000	12,443
Commercial Services-Finance — 0.0%
The Western Union Co.
Senior Notes
5.40% due 11/17/11	49,000	48,342
Computer Services — 0.1%
Computer Sciences Corp.
Notes
3.50% due 04/15/08	15,000	14,767
Electronic Data Systems Corp.
Notes
7.45% due 10/15/29	205,000	208,780
		223,547
Consulting Services — 0.0%
FTI Consulting, Inc.
Company Guar. Notes
7.63% due 06/15/13	15,000	15,188
Consumer Products-Misc. — 0.0%
American Achievement Corp.
Senior Sub. Notes
8.25% due 04/01/12	5,000	5,038
Containers-Paper/Plastic — 0.1%
Jefferson Smurfit Corp.
Company Guar. Notes
8.25% due 10/01/12	10,000	9,925
Pactiv Corp.
Senior Notes
5.88% due 07/15/12	105,000	105,271
Pactiv Corp.
Bonds
7.95% due 12/15/25	55,000	58,885
Pliant Corp.
Company Guar. Notes
11.13% due 09/01/09	19,000	18,620
Sealed Air Corp.
Senior Notes
5.38% due 04/15/08*	195,000	193,937
Smurfit-Stone Container Enterprises, Inc.
Senior Notes
8.00% due 03/15/17	50,000	48,500
		435,138
Direct Marketing — 0.0%
Affinity Group, Inc.
Senior Sub. Notes
9.00% due 02/15/12	10,000	10,650
Diversified Financial Services — 0.0%
AXA Financial, Inc.
Senior Notes
6.50% due 04/01/08	15,000	15,105
Diversified Manufacturing Operations — 0.0%
Cooper US, Inc.
Company Guar. Notes
6.10% due 07/01/17	25,000	25,315
Diversified Operations — 0.2%
Capmark Financial Group, Inc.
Company Guar. Notes
5.88% due 05/10/12*	455,000	449,037
Capmark Financial Group, Inc.
Company Guar. Notes
6.30% due 05/10/17*	90,000	88,565
		537,602
Electric-Generation — 0.0%
The AES Corp.
Senior Notes
8.88% due 02/15/11	25,000	26,344
Electric-Integrated — 0.5%
American Electric Power Co., Inc.
Senior Notes
4.71% due 08/16/07(2)	18,000	17,981
Centerpoint Energy, Inc.
Senior Notes
5.88% due 06/01/08	30,000	30,039
Commonwealth Edison Co.
1st Mtg. Bonds
5.90% due 03/15/36	35,000	32,353
Commonwealth Edison Co.
1st Mtg. Bonds
5.95% due 08/15/16	30,000	29,369
Consumers Energy Co.
1st Mtg. Bonds
4.25% due 04/15/08	30,000	29,696
Dominion Resources, Inc.
Senior Notes
5.60% due 11/15/16	20,000	19,411
Dominion Resources, Inc.
Senior Notes
5.69% due 05/15/08(2)	33,000	33,040
Dominion Resources, Inc.
Jr. Sub. Notes
6.30% due 09/30/66(1)	34,000	34,196
Duke Energy Corp.
Senior Notes
4.20% due 10/01/08	30,000	29,533
Duke Energy Indiana, Inc.
Debentures
5.00% due 09/15/13	20,000	19,176
Entergy Louisiana LLC
1st Mtg. Bonds
5.83% due 11/01/10	45,000	44,903
Mackinaw Power LLC
Secured Notes
6.30% due 10/31/23*	33,000	33,106

Mirant Mid-Atlantic LLC
Pass Through Certs.
Series B
9.13% due 06/30/17	8,945	10,108
Nisource Finance Corp.
Company Guar. Notes
5.25% due 09/15/17	14,000	12,936
Nisource Finance Corp.
Company Guar. Notes
7.88% due 11/15/10	390,000	415,265
Pepco Holdings, Inc.
Senior Notes
5.50% due 08/15/07	156,000	156,062
Pepco Holdings, Inc.
Senior Notes
6.45% due 08/15/12	15,000	15,392
PSEG Power LLC
Company Guar. Notes
7.75% due 04/15/11	15,000	16,014
PSI Energy, Inc.
Debentures
7.85% due 10/15/07	44,000	44,248
Puget Sound Energy, Inc.
Senior Notes
5.20% due 10/01/15	43,000	40,951
Southern Energy, Inc.
Notes
7.90% due 07/15/09†(6)(7)(8)	25,000	0
Texas-New Mexico Power Co.
Senior Notes
6.25% due 01/15/09	100,000	100,796
TXU Corp.
Senior Notes
4.80% due 11/15/09	200,000	194,591
Union Electric Co.
Secured Notes
6.40% due 06/15/17	295,000	300,962
		1,660,128
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc.
Senior Notes
9.25% due 06/01/16	15,000	15,450
Freescale Semiconductor, Inc.
Senior Sub. Notes
10.13% due 12/15/16*	15,000	14,100
National Semiconductor Corp.
Senior Notes
6.60% due 06/15/17	30,000	30,546
		60,096
Electronic Parts Distribution — 0.1%
Avnet, Inc.
Senior Notes
6.63% due 09/15/16	310,000	314,109
Electronics-Military — 0.0%
L-3 Communications Corp.
Company Guar. Notes
6.38% due 10/15/15	10,000	9,450

Finance-Auto Loans — 0.3%
Ford Motor Credit Co.
Notes
5.70% due 01/15/10	120,000	114,642
Ford Motor Credit Co. LLC
Senior Notes
5.80% due 01/12/09	7,000	6,852
Ford Motor Credit Co. LLC
Notes
7.38% due 10/28/09	145,000	143,935
Ford Motor Credit Co. LLC
Notes
7.88% due 06/15/10	5,000	4,999
General Motors Acceptance Corp.
Notes
6.75% due 12/01/14	30,000	28,730
General Motors Acceptance Corp.
Notes
6.88% due 09/15/11	50,000	49,183
General Motors Acceptance Corp.
Notes
6.88% due 08/28/12	423,000	413,407
		761,748
Finance-Commercial — 0.0%
Transamerica Finance Corp.
Senior Notes
6.40% due 09/15/08	14,000	14,128
Finance-Consumer Loans — 0.0%
HSBC Finance Corp.
Notes
4.75% due 07/15/13	32,000	30,214
John Deere Capital Corp.
Debentures
5.10% due 01/15/13	24,000	23,316
		53,530
Finance-Credit Card — 0.0%
Capital One Bank
Senior Sub. Notes
6.50% due 06/13/13	25,000	25,676
Discover Financial Services
Notes
6.45% due 06/12/17*	87,000	86,883
		112,559
Finance-Investment Banker/Broker — 0.8%
Goldman Sachs Group, Inc.
Sub. Notes
6.45% due 05/01/36	260,000	255,298
JP Morgan Chase & Co.
Sub. Notes
5.13% due 09/15/14	925,000	888,241
JPMorgan Chase & Co.
Senior Notes
5.38% due 01/15/14	40,000	39,250
Lazard Group
Senior Notes
6.85% due 06/15/17*	470,000	470,324
Merrill Lynch & Co., Inc.
Sub. Notes
6.11% due 01/29/37	320,000	300,263

Morgan Stanley
Sub. Notes
4.75% due 04/01/14	440,000	410,889
The Bear Stearns Cos., Inc.
Sub. Notes
5.55% due 01/22/17	15,000	14,175
		2,378,440
Finance-Mortgage Loan/Banker — 0.3%
Countrywide Financial Corp.
Company Guar. Notes
4.50% due 06/15/10	40,000	38,705
Countrywide Financial Corp.
Company Guar. Notes
5.80% due 06/07/12	280,000	278,028
Countrywide Financial Corp.
Sub. Notes
6.25% due 05/15/16	180,000	176,778
Countrywide Home Loans, Inc.
Company Guar. Notes
4.00% due 03/22/11	55,000	51,554
Residential Capital LLC
Company Guar. Notes
6.38% due 06/30/10	20,000	19,742
Residential Capital LLC
Senior Notes
6.50% due 06/01/12	259,000	252,730
Residential Capital LLC
Company Guar. Notes
6.50% due 04/17/13	20,000	19,332
Residential Capital LLC
Company Guar. Notes
6.88% due 06/30/15	82,000	79,533
		916,402
Finance-Other Services — 0.1%
SB Treasury Co. LLC
Bonds
9.40% due 06/30/08*(1)(9)	350,000	362,141
Food-Meat Products — 0.2%
Tyson Foods, Inc.
Senior Notes
6.60% due 04/01/16	550,000	564,707
Food-Misc. — 0.2%
Kraft Foods, Inc.
Senior Bonds
5.63% due 11/01/11	20,000	19,843
Kraft Foods, Inc.
Senior Notes
6.25% due 06/01/12	460,000	467,522
		487,365
Funeral Services & Related Items — 0.0%
Service Corp. International
Senior Notes
6.75% due 04/01/16	25,000	23,688
Gas-Distribution — 0.1%
Energen Corp.
Notes
7.63% due 12/15/10	200,000	211,508
Home Furnishings — 0.0%
Simmons Co.
Senior Notes
10.00% due 12/15/14(2)	6,000	5,040
Hotel/Motel — 0.1%
Wyndham Worldwide Corp.
Senior Notes
6.00% due 12/01/16	135,000	130,204
Independent Power Producers — 0.0%
Calpine Corp.
Sec. Notes
8.75% due 07/15/13*(10)	50,000	54,000
NRG Energy, Inc.
Company Guar. Notes
7.38% due 02/01/16	25,000	25,062
		79,062
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc.
Senior Notes
5.15% due 09/15/10	20,000	19,527
Marsh & McLennan Cos., Inc.
Senior Notes
7.13% due 06/15/09	10,000	10,250
Willis North America, Inc.
Company Guar. Notes
6.20% due 03/28/17	175,000	171,359
		201,136
Insurance-Life/Health — 0.1%
Americo Life, Inc.
Notes
7.88% due 05/01/13*	19,000	19,227
Lincoln National Corp.
Jr. Sub. Bonds
7.00% due 05/17/66(1)	255,000	261,650
Monumental Global Funding II
Notes
5.65% due 07/14/11*	18,000	18,095
		298,972
Insurance-Multi-line — 0.2%
Metropolitan Life Global Funding I
Sec. Notes
5.75% due 07/25/11*	15,000	15,120
Symetra Financial Corp.
Senior Notes
6.13% due 04/01/16*	100,000	98,892
The Allstate Corp.
Senior Notes
7.20% due 12/01/09	33,000	34,293
Unitrin, Inc.
Senior Notes
4.88% due 11/01/10	195,000	190,963

Unitrin, Inc. Senior Notes 6.00% due 05/15/17	305,000	295,655
		634,923
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Bonds 7.50% due 08/15/36*	200,000	202,834
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	220,000	214,041
		416,875
Insurance-Property/Casualty — 0.4%
Ace Capital Trust II 9.70% due 04/01/30	230,000	297,475
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(1)	430,000	410,354
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	255,000	274,061
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	114,000	114,133
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	30,000	29,051
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	202,963
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	3,000	2,814
		1,330,851
Investment Management/Advisor Services — 0.1%
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	405,000	408,494
Machinery-Farming — 0.0%
Case Corp. Notes 7.25% due 01/15/16	15,000	15,225
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	325,000	328,677
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 6.38% due 06/01/37*	30,000	29,351
Medical-Drugs — 0.0%
Abbott Laboratories Notes 5.88% due 05/15/16	20,000	20,005
American Home Products Corp. Notes 6.95% due 03/15/11	17,000	17,791
Wyeth Bonds 5.50% due 02/01/14	25,000	24,640
		62,436
Medical-HMO — 0.0%
Coventry Health Care, Inc. Senior Notes 5.95% due 03/15/17	14,000	13,657
UnitedHealth Group, Inc. Bonds 6.50% due 06/15/37*	13,000	13,034
WellPoint, Inc. Notes 3.75% due 12/14/07	25,986	25,782
		52,473
Medical-Hospitals — 0.0%
HCA, Inc. Senior Notes 6.25% due 02/15/13	30,000	27,075
HCA, Inc. Sec Notes. 9.13% due 11/15/14*	10,000	10,512
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	25,000	26,625
		64,212
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	320,000	307,706
Cardinal Health, Inc. Senior Notes 5.80% due 10/15/16*	70,000	67,800
		375,506
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	22,000	21,876
Metal-Aluminum — 0.0%
Alcoa, Inc. Notes 6.00% due 01/15/12	18,000	18,042
Alcoa, Inc. Bonds 6.50% due 06/15/18	41,000	40,966
		59,008
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	10,000	10,675

Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	20,000	17,702
Multimedia — 0.4%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	190,000	203,560
Belo Corp. Senior Notes 6.75% due 05/30/13	15,000	15,194
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	45,000	47,452
News America, Inc. Debentures 7.28% due 06/30/28	315,000	329,916
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	15,000	15,745
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	135,000	154,971
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	52,000	60,348
Viacom, Inc. Senior Notes 6.25% due 04/30/16	307,000	302,378
Viacom, Inc. Senior Notes 6.88% due 04/30/36	15,000	14,492
		1,144,056
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	20,000	20,454
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	20,000	22,005
		42,459
Office Automation & Equipment — 0.1%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	10,000	10,177
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	58,000	54,764
Xerox Corp. Senior Notes 5.50% due 05/15/12	285,000	280,104
		345,045
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	40,000	39,057
Apache Corp. Senior Notes 6.25% due 04/15/12	50,000	51,257
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	50,000	50,875
Sabine Pass LNG LP Sec. Notes. 7.50% due 11/30/16*	30,000	29,850
		171,039
Oil Companies-Integrated — 0.0%
Hess Corp. Notes 7.13% due 03/15/33	20,000	21,032
Hess Corp. Bonds 7.88% due 10/01/29	15,000	16,908
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	51,000	55,443
		93,383
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	54,000	55,175
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	30,000	29,862
		85,037
Oil-Field Services — 0.0%
Hanover Compressor Co. Senior Notes 9.00% due 06/01/14	25,000	26,437
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37*	24,000	24,433
		50,870
Paper & Related Products — 0.1%
Bowater, Inc. Notes 6.50% due 06/15/13	20,000	17,375
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	10,000	9,625
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	5,000	4,800
Temple-Inland, Inc. Bonds 6.63% due 0/1/15/18	200,000	199,181
		230,981
Pipelines — 0.1%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	30,000	31,999

Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	25,000	25,375
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	15,000	15,557
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	10,350
Kinder Morgan Energy Partners LP Senior Notes 6.00% due 02/01/17	325,000	318,051
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	25,000	26,875
		428,207
Publishing-Newspapers — 0.0%
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	15,000	12,754
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	15,000	14,025
Radio — 0.1%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	257,000	263,604
Real Estate Investment Trusts — 0.9%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	30,000	29,571
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	80,000	77,470
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	210,000	209,801
Colonial Properties Trust Notes 6.25% due 06/15/14	35,000	35,477
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	265,000	260,353
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	160,000	156,791
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	190,000	185,232
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	430,000	429,694
Kimco Realty Corp. Notes 5.58% due 11/23/15	290,000	282,758
Kimco Realty Corp. Senior Sub. Notes 5.70% due 05/01/17	30,000	29,162
Liberty Property LP Senior Notes 7.25% due 03/15/11	145,000	152,117
Liberty Property LP Senior Notes 8.50% due 08/01/10	185,000	200,554
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	37,000	35,496
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	20,000	19,655
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	9,000	8,582
Simon Property Group LP Notes 4.60% due 06/15/10	150,000	146,057
Simon Property Group LP Notes 5.38% due 08/28/08	12,000	11,943
Simon Property Group LP Notes 5.38% due 06/01/11	240,000	238,200
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	270,000	270,466
Vornado Realty LP Notes 4.50% due 08/15/09	20,000	19,574
		2,798,953
Real Estate Management/Services — 0.1%
AMB Property LP Senior Notes 5.45% due 12/01/10	320,000	318,233
Real Estate Operations & Development — 0.2%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	365,000	362,954
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	110,000	103,968
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	130,000	123,718
Regency Centers LP Senior Notes 5.88% due 06/15/17	40,000	39,336
		629,976
Recycling — 0.0%
Aleris International, Inc. Senior Notes 9.00% due 12/15/14*	10,000	10,088

Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	5,000	5,050
		15,138
Rental Auto/Equipment — 0.0%
Erac USA Finance Co. Notes 7.35% due 06/15/08*	50,000	50,684
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	10,000	10,013
		60,697
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	10,000	10,325
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 5.88% due 0 4/05/27	40,000	38,659
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	410,000	395,577
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	30,000	29,069
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	29,681	28,806
		453,452
Retail-Regional Department Stores — 0.0%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	20,000	19,493
J.C. Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	5,000	4,827
		24,320
Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(1)	16,000	15,676
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	46,000	44,881
Washington Mutual Bank Sub. Notes 5.13% due 01/15/15	60,000	56,568
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	33,000	32,249
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	50,000	49,614
Western Financial Bank Senior Debentures 9.63% due 05/15/12	31,000	33,205
		232,193
School — 0.1%
Massachusetts Institute of Technology Notes 7.25% due 11/02/96	130,000	155,389
Special Purpose Entities — 0.2%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	45,000	42,990
Capital One Capital IV Company Guar. Notes 6.75% due 02/17/37	20,000	18,402
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	52,000	54,470
Cyrus Reinsurance Holdings SPC Senior Notes 6.36% due 09/01/08*(1)(6)	17,000	17,000
Farmers Exchange Capital Notes 7.05% due 07/15/28*	370,000	374,820
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	16,000	15,192
Pricoa Global Funding I Notes 5.30% due 09/27/13*	30,000	29,491
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	21,000	20,592
		572,957
Steel-Producers — 0.0%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	40,000	40,789
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	20,000	19,923
United States Steel Corp. Senior Notes 6.65% due 06/01/37	16,000	15,494
		76,206
Telecom Services — 0.2%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	32,000	31,623
Qwest Corp. Senior Notes 7.50% due 10/01/14	20,000	20,500
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	500,000	560,081
		612,204

Telephone-Integrated — 0.3%
AT&T Corp. Senior Notes 7.30% due 11/15/11	21,000	22,354
BellSouth Corp. Senior Notes 6.00% due 10/15/11	50,000	50,633
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	15,000	14,999
Level 3 Financing, Inc. Senior Notes 8.75% due 02/15/17*	5,000	4,944
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	5,000	5,050
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	15,000	16,411
SBC Communications, Inc. Notes 5.10% due 09/15/14	550,000	524,612
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	40,000	38,075
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	250,000	263,027
Verizon New York, Inc. Debentures 6.88% due 04/01/12	27,000	28,150
		968,255
Television — 0.1%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	140,000	148,036
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	240,000	248,174
Paxson Communication Corp. Sec. Senior Notes 11.61% due 01/15/13*(1)	15,000	15,525
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	5,000	4,975
		416,710
Tobacco — 0.2%
Altria Group, Inc. Senior Notes 7.00% due 11/04/13	450,000	477,292
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	70,730	79,571
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	25,173	26,778
		106,349
Transport-Rail — 0.0%
BNSF Funding Trust I 6.61% due 12/15/55(1)	40,000	36,538
Burlington Northern Santa Fe Corp. Notes 6.15% due 05/01/37	31,000	30,129
Union Pacific Corp. Notes 3.88% due 02/15/09	6,000	5,863
Union Pacific Corp. Debentures 7.00% due 02/01/16	12,000	12,600
		85,130
Transport-Services — 0.1%
Federal Express Corp. Pass Through Certs. Series 1981A, Class A 6.72% due 01/15/22	115,018	120,988
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	15,000	15,013
Ryder System, Inc. Notes 5.85% due 03/01/14	11,000	10,821
Ryder System, Inc. Notes 5.85% due 11/01/16	30,000	28,988
		175,810
Total Corporate Bonds & Notes (cost $32,603,386)		32,255,813
FOREIGN CORPORATE BONDS & NOTES — 3.0%
Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 7.13% due 05/23/36	310,000	321,312
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	194,100	195,943
Banks-Commercial — 0.4%
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 5.39% due 12/30/09(1)(9)	23,000	19,332
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	330,000	355,513
Russian Agricultural Bank Bonds 6.30% due 05/15/17*	225,000	220,230

Russian Agricultural Bank Bonds 7.18% due 05/16/13	250,000	257,697
Societe Generale Sub. Notes 5.92% due 04/05/17*(1)(9)	20,000	19,365
VTB Capital SA Senior Notes 6.25% due 07/02/35*	325,000	323,375
		1,195,512
Banks-Money Center — 0.2%
HBOS Capital Funding LP Bank Guar. Bonds 6.85% due 03/29/09(9)	38,000	37,026
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	560,000	559,083
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(9)	35,000	36,547
National Westminster Bank PLC Sub. Notes 7.75% due 10/16/07(1)(9)	13,000	13,068
		645,724
Brewery — 0.3%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	110,000	125,125
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	210,000	246,750
SABMiller PLC Notes 6.50% due 07/01/16*	460,000	472,583
		844,458
Building Products-Cement — 0.0%
C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*(1)(9)	65,000	64,258
Cellular Telecom — 0.0%
America Movil SA de CV Bonds 6.38% due 03/01/35	16,000	15,717
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(6)(7)	25,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	20,000	20,085
Diversified Financial Services — 0.0%
CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	34,000	31,614
Diversified Manufacturing Operations — 0.0%
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	30,000	30,805
Diversified Minerals — 0.1%
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	240,000	241,245
Diversified Operations — 0.2%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	30,000	33,038
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	320,000	353,191
Hutchison Whampoa International, Ltd. Company Guar. Notes 5.45% due 11/24/10*	160,000	159,356
		545,585
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	555,000	538,481
Electric-Integrated — 0.0%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	24,000	25,081
Finance-Other Services — 0.0%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	24,000	23,208
Food-Retail — 0.0%
Delhaize Group Notes 6.50% due 06/15/17*	33,000	33,130
Gas-Distribution — 0.0%
Nakilat, Inc. Sec. Notes 6.07% due 12/31/33*	25,000	23,427
Insurance-Multi-line — 0.2%
Aegon NV Sub. Bonds 5.36% due 07/15/14(1)(9)	33,000	28,809
AXA SA Sub. Notes 6.38% due 12/14/36*(1)(9)	23,000	20,748
AXA SA Sub. Notes 8.60% due 12/15/30	375,000	456,943
ING Groep NV Bonds 5.78% due 12/08/15(1)(9)	43,000	41,501
		548,001

Insurance-Property/Casualty — 0.1%
Xl Capital (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	200,000	205,377
Investment Companies — 0.0%
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	29,000	28,654
Machinery-Construction & Mining — 0.0%
Atlas Copco AB Bonds 5.60% due 05/22/17*	27,000	26,309
Medical-Drugs — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	20,000	18,850
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	20,000	20,025
		38,875
Metal-Aluminum — 0.0%
Alcan, Inc. Senior Notes 5.75% due 06/01/35	15,000	13,296
Metal-Diversified — 0.0%
Inco, Ltd. Bonds 7.20% due 09/15/32	122,000	129,666
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc. Bonds 6.40% due 05/15/37	33,000	31,550
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 0 8/01/10	10,000	9,550
Alto Parana SA Company Guar. Notes 6.38% due 06/09/17*	115,000	114,910
		124,460
Pipelines — 0.0%
Enbridge, Inc. Bonds 5.80% due 06/15/14	57,000	56,530
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	27,000	24,885
		81,415
Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc. Notes 8.13% due 12/15/08	30,000	31,052
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.87% due 01/15/15(1)	20,000	20,425
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	15,000	12,038
		32,463
Special Purpose Entities — 0.3%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(9)	40,000	40,605
National Gas Co. Notes 6.05% due 01/15/36*	305,000	290,580
Petroleum Export, Ltd. Senior Notes 5.27% due 06/15/11*	186,606	183,198
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08	15,000	14,478
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	485,000	512,109
		1,040,970
Telecom Services — 0.0%
Telenet Group Holdings NV Notes 11.50% due 06/15/14*(2)	9,000	8,505
TELUS Corp. Notes 8.00% due 06/01/11	33,000	35,289
		43,794
Telephone-Integrated — 0.6%
British Telecommunications PLC Bonds 8.63% due 12/15/30	40,000	52,351
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	370,000	394,368
Deutsche Telekom International Finance BV Company Guar. Bonds 8.25% due 06/15/30	170,000	203,756
France Telecom SA Bonds 7.75% due 03/01/11	200,000	213,675
France Telecom SA Notes 8.50% due 03/01/31	180,000	226,169
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	15,000	13,948
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/34	180,000	162,166

Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		440,000	445,453
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17		24,000	23,940
			1,735,826
Transport-Marine — 0.2%
DP World, Ltd. Bonds 6.85% due 07/02/37*		444,000	443,324
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11		30,000	30,836
Total Foreign Corporate Bonds & Notes (cost $9,485,239)			9,381,453
FOREIGN GOVERNMENT AGENCIES — 1.4%
Sovereign — 1.4%
Federal Republic of Brazil Notes 8.00% due 01/15/18		20,000	21,980
Federal Republic of Brazil Notes 10.00% due 01/01/17	BRL	200,000	994,127
Federal Republic of Brazil Bonds 10.50% due 07/14/14		30,000	37,770
Federal Republic of Brazil Bonds 12.50% due 01/05/16		1,825,000	1,018,219
Province of Quebec Debentures 7.50% due 09/15/29		34,000	41,145
Republic of Argentina Bonds 5.50% due 08/03/12(1)		45,000	32,850
Republic of Argentina Notes 8.28% due 12/31/33		102,282	98,702
Republic of Argentina Notes 10.46% due 02/20/08(1)	ARS	2,178,400	713,334
Republic of Turkey Notes 9.00% due 06/30/11		30,000	32,925
Republic of Turkey Senior Notes 11.88% due 01/15/30		100,000	153,250
Republic of Venezuela Notes 8.50% due 10/08/14		15,000	15,188
Republic of Venezuela Bonds 9.25% due 09/15/27		120,000	125,100
Russian Federation Bonds 7.50% due 03/31/30*(2)		17,910	19,656
Russian Federation Bonds 7.50% due 03/31/30(2)		129,350	142,479
United Mexican States Notes 6.75% due 09/27/34		340,000	362,610
United Mexican States Bonds 9.00% due 12/24/09	MXN	7,225,000	690,567
Total Foreign Government Agencies (cost $4,441,586)			4,499,902
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank 8.36% due 12/15/13(15)(16) (cost $199,000)		199,000	200,046
MUNICIPAL BONDS & NOTES — 0.1%
Phoenix, Arizona, Civic Improvement Corp. Excise Tax Revenue 6.33% due 07/01/08		100,000	101,028
Southern California Public Power Authority Power Project, Series B		100,000	109,885
6.93% due 05/15/17			210,913
Total Municipal Bonds & Notes (cost $203,274)
U.S. GOVERNMENT AGENCIES — 16.6%
Federal Home Loan Bank — 0.0%
Federal Home Loan Bank 4.50% due 09/08/08		60,000	59,472
Federal Home Loan Mtg. Corp. — 3.6%
4.13% due 07/12/10		54,000	52,392
4.45% due 03/06/08		85,000	84,483
4.50% due 04/01/19		104,199	99,157
5.00% due 05/01/20		1,414,264	1,367,829
5.00% due 05/01/21		272,836	263,877
5.00% due 05/01/34		243,632	229,331
5.00% due 05/01/34		85,288	80,281
5.00% due 06/01/34		31,252	29,417
5.00% due 08/01/35		216,827	203,777
5.00% due 11/01/35		202,557	190,366
5.00% due 12/01/35		400,629	376,516
5.00% due 01/01/36		487,876	458,512
5.00% due July TBA		4,200,000	3,936,190
5.50% due 07/01/34		82,521	79,891
5.50% due 07/01/35		152,404	147,333
5.50% due 05/01/37		112,492	108,498
5.50% due July TBA		2,000,000	1,928,750
5.70% due 08/01/36(1)		350,477	348,156
5.80% due 01/01/37(1)		75,678	75,547
5.81% due 01/01/37(1)		105,081	104,184
6.00% due 08/01/26		450,030	449,990
6.00% due 12/01/33		110,469	110,136
6.00% due 12/01/36		91,822	91,043

6.50% due 05/01/16	10,458	10,697
6.50% due 05/01/29	12,389	12,656
6.50% due 03/01/36	62,357	63,027
6.50% due 05/01/36	1,888	1,908
6.88% due 09/15/10	37,000	38,803
7.00% due 04/01/32	22,502	23,193
7.50% due 08/01/23	986	1,030
7.50% due 08/01/25	2,634	2,754
8.50% due 12/01/19	49	51
Federal Home Loan Mtg. Corp.,
REMIC Series 2635, Class NJ
3.00% due 03/15/17	148,692	139,179
Federal Home Loan Mtg. Corp.,
REMIC Series 2586, Class NK
3.50% due 08/15/16	64,396	61,618
Federal Home Loan Mtg. Corp.,
REMIC Series 1577, Class PK
6.50% due 09/15/23	40,000	40,903
Federal Home Loan Mtg. Corp.,
REMIC Series 1226, Class Z
7.75% due 03/15/22	3,670	3,662
		11,215,137
Federal National Mtg. Assoc. — 12.7%
3.88% due 02/01/08	105,000	104,101
4.50% due 02/01/20	150,159	142,669
4.56% due 01/01/15	656,466	621,373
4.75% due 12/15/10	21,000	20,704
5.00% due 03/01/18	129,146	125,286
5.00% due 06/01/19	15,392	14,913
5.00% due 02/01/20	69,355	67,196
5.00% due 05/01/35	26,422	24,825
5.00% due 09/01/35	812,035	762,943
5.00% due 10/01/35	3,072,677	2,886,917
5.00% due 01/01/37	246,545	231,010
5.00% due July TBA	6,800,000	6,429,500
5.30% due 11/01/15	635,968	613,859
5.50% due 03/01/18	70,755	69,954
5.50% due 06/01/19	66,848	66,012
5.50% due 05/01/20	319,291	314,799
5.50% due 06/01/20	404,390	398,701
5.50% due 05/01/21	1,289,750	1,270,933
5.50% due 09/01/21	259,229	255,447
5.50% due 12/01/33	210,058	203,523
5.50% due 06/01/34	62,085	60,109
5.50% due 12/01/35	144,291	139,519
5.50% due 06/01/36	4,206,758	4,076,785
5.50% due 11/01/36	64,837	62,565
5.50% due 11/01/36	184,284	177,826
5.50% due 12/01/36	76,728	74,039
5.50% due 12/01/36	238,846	228,979
5.50% due 05/01/37	496,861	479,217
5.50% due July TBA	6,602,000	6,366,804
5.82% due 02/01/36(1)	68,228	68,070
5.92% due 10/01/11	442,706	449,121
6.00% due 06/01/17	37,093	37,312
6.00% due 06/01/21	1,222,873	1,228,666
6.00% due 08/01/21	575,659	578,386
6.00% due 06/01/26	302,239	301,714
6.00% due 12/01/33	101,174	100,580
6.00% due 05/01/34	75,050	74,500
6.00% due 07/01/34	23,409	23,245
6.00% due 11/01/36	230,549	227,250
6.00% due July TBA	3,500,000	3,515,313
6.06% due 09/01/11	214,588	217,492
6.36% due 07/01/08	49,290	49,286
6.38% due 08/01/11	281,231	289,524
6.43% due 01/01/08	17,418	17,380
6.50% due 08/01/16	293,331	299,764
6.50% due 09/01/26	1,374,664	1,394,033
6.50% due 09/01/32	90,207	91,805
6.50% due 01/01/36	1,578,180	1,595,110
6.50% due 04/01/36	306,836	309,821
6.50% due 07/01/36	246,556	248,953
6.50% due 08/01/36	422,573	426,683
6.50% due 09/01/36	124,118	125,325
6.50% due 10/01/36	472,968	477,568
6.50% due July TBA	265,000	267,484
7.00% due July TBA	634,000	650,840
		39,355,733
Government National Mtg. Assoc. — 0.3%
4.50% due 09/15/35	449,751	412,822
4.50% due 10/15/35	251,317	230,682
6.00% due 11/15/28	167,939	167,706
7.50% due 01/15/32	18,948	19,843
7.50% due 07/15/33	53,708	55,981
8.00% due 02/15/31	3,329	3,536
8.50% due 11/15/17	3,266	3,476
9.00% due 11/15/21	993	1,068

Government National Mtg. Assoc.
Series 2005-74 Class HB
7.50% due 09/15/35	4,520	4,730
Government National Mtg. Assoc.
Series 2005-74 Class HC
7.50% due 09/16/35	27,517	28,664
		928,508
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09	63,331	63,893
Total U.S. Government Agencies (cost $52,254,824)		51,622,743

U.S. GOVERNMENT TREASURIES — 2.5%
United States Treasury Bonds — 0.4%
6.25% due 08/15/23	49,000	54,409

6.63% due 02/15/27		1,000,000	1,171,406
			1,225,815
United States Treasury Notes — 2.1%
2.63% due 05/15/08		15,000	14,695
3.63% due 07/15/09		2,500,000	2,438,672
3.63% due 01/15/10		28,000	27,160
3.88% due 05/15/10		61,000	59,356
3.88% due 07/15/10		46,000	44,717
4.25% due 10/15/10		30,000	29,423
4.25% due 08/15/14		63,000	60,263
4.25% due 08/15/15		43,000	40,800
4.50% due 11/15/10		15,000	14,820
4.50% due 02/28/11		3,000	2,959
4.63% due 02/29/08		124,000	123,661
4.63% due 11/15/16		40,000	38,766
4.75% due 05/31/12		1,000,000	992,188
4.88% due 02/15/12		10,000	9,988
4.88% due 08/15/16		2,000,000	1,975,468
5.00% due 08/15/11		8,000	8,035
5.13% due 05/15/16		10,000	10,056
5.63% due 05/15/08(11)		650,000	653,250
			6,544,277
Total U.S. Government Treasuries (cost $7,754,912)			7,770,092
Total Long-Term Investment Securities (cost $270,982,556)			297,474,831
SHORT-TERM INVESTMENT SECURITIES — 0.3%
Commercial Paper — 0.1%
HSBC Bank USA NA Notes 7.71% due 08/16/07(6)		150,000	148,692
HSBC Bank USA NA Notes 7.72% due 07/16/07(6)		150,000	149,681
			298,373
Foreign Government Agencies — 0.2%
Egypt Treasury Bills
7.41% due 07/03/07	EGP	600,000	105,381
Egypt Treasury Bills
6.88% due on 08/07/07	EGP	100,000	17,455
Egypt Treasury Bills
8.00% due on 08/07/07	EGP	3,425,000	597,817
			720,653
Total Short-Term Investment Securities (cost $1,012,697)			1,019,026
REPURCHASE AGREEMENTS — 10.2%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/30/07, to be repurchased 07/02/07 in the amount of $670,168 and collateralized by $690,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.96%, due 04/25/17 and having an approximate value of $687,413 (cost $670,000)		670,000	670,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/30/07, to be repurchased 07/02/07 in the amount of $972,243 and collateralized by $995,000 of Loan Federal Home Loan Bank Bonds bearing interest at 5.75%, due 06/07/12 and having an approximate value of $993,756 (cost $972,000)		972,000	972,000
Bank of America Joint Repurchase Agreement(12)		24,590,000	24,590,000
State Street Bank & Trust Co. Joint Repurchase Agreement(12)		5,571,000	5,571,000
Total Repurchase Agreements (cost $31,803,000)			31,803,000
TOTAL INVESTMENTS (cost $303,798,253) (13)		106.2%	330,296,857
Liabilities in excess of other assets		(6.2)	(19,263,267)
NET ASSETS		100.0%	311,033,590

Bonds & Notes Sold Short - (0.1%)
U.S. Government Agencies - (0.1%)
Federal Home Loan Mtg. Corp.
6.00% due July TBA (Proceeds $(260,166))		$(265,000)	$(262,516)

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2007, the aggregate value of these securities was $12,416,802 representing 4.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2007.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Commercial Mortgage Backed Security
(4)	Variable Rate Security - the rate reflected is as of June 30, 2007, maturity date reflects the stated maturity date.
(5)	Collateralized Mortgage Obligation
(6)	Fair valued security; see Note (1)
(7)	Illiquid security
(8)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Moderate Growth Portfolio may invest in restricted securities.  The Portfolio has no right to demand registration of these securities.  The securities are valued pursuant to Note (1).  Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933.  The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies.  Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security.  In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.  As of June 30, 2007, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

					Market
	Acquisition	Principal/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
7.50% due 8/15/09	8/11/2005	5,000	$5,000	$5,200	$104.00	0.00%
Southern Energy, Inc.
7.90% due 7/15/09	1/10/2006	25,000	0	0	0	0.00%
				$5,200		0.00%

(9)	Perpetual maturity - maturity date reflects the next call date.
(10)	Company has filed Chapter 11 bankruptcy protection.

(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	See Note 2 for details of Joint Repurchase Agreements.
(13)	See Note 4 for cost of investments on a tax basis.
(14)	Denominated in United States Dollars unless otherwise indicated
(15)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium.  These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(16)

Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

ADR	— American Depository Receipt
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2007	Unrealized Appreciation (Depreciation)
26 Long	U. S. Treasury 5 YR Notes	September 2007	$2,714,115	$2,706,031	$(8,084)
4 Short	U. S. Long Bonds	September 2007	429,741	431,000	(1,259)
54 Long	U. S. Treasury 10 YR Notes	September 2007	5,661,947	5,707,969	46,022
50 Long	U. S. Treasury 2 YR Notes	September 2007	10,148,552	10,189,063	40,511
30 Short	Canadian 10 YR Bonds	September 2007	3,140,552	3,125,358	15,194
					$92,384

Open Bond Forward Contracts
						Unrealized
	Principal			Value at	Value as of	Appreciation/
Description	Amount		Delivery Date	Trade Date	June 30, 2007	Depreciation

Japanese Government Bond Series 8
1.00% due 06/10/16	JPY	504,106,200	08/07/2007	$4,069,030	$4,009,645	$(59,385)
Japanese Government Bond Series 280
1.90% due 06/20/16	JPY	(505,600,000)	08/07/2007	(4,181,655)	(4,136,373)	45,282
Canadian Government Bond
4.00% due 06/01/17	CAD	(7,255,000)	8/13/2007	(6,562,011)	(6,517,691)	44,320
United States Treasury Notes
4.50% due 05/15/17		6,695,000	8/13/2007	6,378,222	6,423,327	45,105
						$75,322

Open Forward Foreign Currency Contracts
Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Appreciation
* ILS	2,855,000	USD	676,669	09/19/2007	$2,679
* USD	1,976,791	EUR	1,467,000	09/19/2007	14,023
USD	1,124,428	CLP	593,800,000	09/20/2007	1,142
USD	739,232	MYR	2,540,000	09/19/2007	26
* USD	687,134	PLN	1,945,000	09/19/2007	12,016
					29,886

Contract to		In Exchange		Delivery	Gross Unrealized
Deliver		For		Date	Depreciation
BRL	2,643,000	USD	1,238,747	09/17/2007	(26,547)
* EUR	1,467,000	USD	1,971,797	09/19/2007	$(19,016)
* PLN	1,945,000	USD	681,294	09/19/2007	(17,856)
* USD	684,461	ILS	2,855,000	09/19/2007	(10,472)
					(73,891)
Net Unrealized Appreciation (Depreciation).					$(44,005)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

ARS-Argentina Peso
BRL-Brazil Real
CAD-Canadian Dollar
EUR-Euro Dollar
ILS-Israeli Shekel
MYR-Malaysian Ringgit
MXN-Mexican Peso
PLN-Polish Zloty
USD-United States Dollar

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME/EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2007
(unaudited)

Security Description	Shares/ Principal Amount(14)	Value (Note 1)
COMMON STOCK — 30.8%
Advertising Sales — 0.4%
Lamar Advertising Co., Class A	13,695	859,498
Aerospace/Defense — 0.6%
Boeing Co.	4,200	403,872
General Dynamics Corp.	4,300	336,346
Lockheed Martin Corp.	3,200	301,216
Raytheon Co.	5,300	285,617
		1,327,051
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	5,700	404,301

Agricultural Chemicals — 2.0%
Monsanto Co.	26,445	1,786,096
Potash Corp. of Saskatchewan, Inc.	29,400	2,292,318
Syngenta AG	3,429	671,483
		4,749,897
Agricultural Operations — 0.3%
Bunge, Ltd.	8,440	713,180
Apparel Manufacturers — 0.2%
Coach, Inc.†	8,700	412,293
Polo Ralph Lauren Corp.	1,800	176,598
		588,891
Applications Software — 0.2%
Microsoft Corp.	15,400	453,838
Audio/Video Products — 0.3%
Sony Corp. ADR	13,435	690,156
Banks-Commercial — 0.0%
Marshall & Ilsley Corp.	700	33,341
Banks-Fiduciary — 0.2%
The Bank of New York Mellon, Inc.†	12,100	501,424
Banks-Super Regional — 1.2%
Bank of America Corp.	7,000	342,230
PNC Financial Services Group, Inc.	1,900	136,002
SunTrust Banks, Inc.	1,800	154,332
US Bancorp	2,900	95,555
Wachovia Corp.	4,000	205,000
Wells Fargo & Co.	57,455	2,020,692
		2,953,811
Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	4,800	311,280
The Coca-Cola Co.	8,500	444,635
		755,915
Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	4,100	341,571
Brewery — 0.1%
Anheuser-Busch Cos., Inc.	2,500	130,400

Cable TV — 0.2%
Comcast Corp., Special Class A†	20,700	578,772
Casino Hotels — 0.8%
Boyd Gaming Corp.	17,500	860,825
Harrah’s Entertainment, Inc.	10,615	905,035
Melco PBL Entertainment Macau, Ltd. ADR†	19,315	242,596
		2,008,456
Commercial Services-Finance — 0.5%
Moody’s Corp.	19,930	1,239,646

Computers — 2.7%
Apple, Inc.†	30,255	3,692,320
Hewlett-Packard Co.	5,600	249,872
International Business Machines Corp.	2,200	231,550
Research In Motion, Ltd.†	11,375	2,274,886
		6,448,628
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp.	1,200	80,268

Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	8,100	525,285
Procter & Gamble Co.	14,300	875,017
		1,400,302
Diversified Manufacturing Operations — 0.4%
General Electric Co.	20,100	769,428
Honeywell International, Inc.	3,500	196,980
		966,408
Electric Products-Misc. — 0.1%
Emerson Electric Co.	7,100	332,280
Electric-Integrated — 0.6%
Dominion Resources, Inc.	3,600	310,716
FPL Group, Inc.	6,300	357,462
PG&E Corp.	7,400	335,220
Progress Energy, Inc.	4,300	196,037
Southern Co.	7,200	246,888
		1,446,323
Electronic Components-Semiconductors — 0.4%
Advanced Micro Devices, Inc.†	4,700	67,210
Intel Corp.	16,100	382,536
NVIDIA Corp.†	4,300	177,633
Texas Instruments, Inc.	7,600	285,988
		913,367
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	4,700	180,668

Enterprise Software/Service — 0.1%
Oracle Corp.†	17,400	342,954

Entertainment Software — 0.5%
Activision, Inc.†	31,700	591,839
Electronic Arts, Inc.†	13,865	656,092
		1,247,931
Finance-Credit Card — 0.1%
American Express Co.	1,800	110,124

Finance-Investment Banker/Broker — 2.2%
Citigroup, Inc.	8,500	435,965
J.P. Morgan Chase & Co.	6,000	290,700
KKR Private Equity Investors LP	6,836	153,810
Lehman Brothers Holdings, Inc.	13,670	1,018,688
Merrill Lynch & Co., Inc.	3,495	292,112
Morgan Stanley	5,000	419,400
The Bear Stearns Cos., Inc.	6,760	946,400
The Goldman Sachs Group, Inc.	7,930	1,718,828
		5,275,903

Finance-Mortgage Loan/Banker — 0.2%
Fannie Mae	3,400	222,122
Freddie Mac	2,700	163,890
		386,012
Food-Misc. — 0.4%
Campbell Soup Co.	6,300	244,503
Kellogg Co.	4,100	212,339
Kraft Foods, Inc., Class A	17,400	613,350
		1,070,192
Food-Retail — 0.2%
The Kroger Co.	17,600	495,088

Independent Power Producer — 0.0%
Dynegy, Inc., Class A†	38	359
Industrial Gases — 0.1%
Praxair, Inc.	4,300	309,557
Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc.	3,400	334,934
MetLife, Inc.	2,500	161,200
XL Capital, Ltd., Class A	2,200	185,438
		681,572
Internet Infrastructure Software — 0.4%
Akamai Technologies, Inc.†	19,275	937,536
Internet Security — 0.0%
Symantec Corp.†	5,300	107,060
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	1,400	109,620
Medical Instruments — 0.3%
Medtronic, Inc.	8,200	425,252
St. Jude Medical, Inc.†	4,700	195,003
		620,255
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	2,500	129,125

Medical Products — 0.2%
Baxter International, Inc.	5,600	315,504
Johnson & Johnson	3,900	240,318
		555,822
Medical-Biomedical/Gene — 1.1%
Celgene Corp.†	27,135	1,555,650
Genentech, Inc.†	10,040	759,626
Genzyme Corp.†	3,800	244,720
		2,559,996
Medical-Drugs — 1.4%
Abbott Laboratories	8,400	449,820
Bristol-Myers Squibb Co.	5,800	183,048
Merck & Co., Inc.	7,400	368,520

Novartis AG ADR	4,000	224,280
Pfizer, Inc.	8,100	207,117
Roche Holding AG	7,717	1,373,455
Wyeth	9,100	521,794
		3,328,034
Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	9,775	1,186,294
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	670	55,489
Mining — 0.2%
Barrick Gold Corp.	10,500	305,235
Newmont Mining Corp.	3,300	128,898
		434,133
Motion Pictures & Services — 0.1%
Dreamworks Animation SKG, Inc., Class A†	5,500	158,620
Multimedia — 0.1%
The Walt Disney Co.	5,300	180,942
Time Warner, Inc.	5,200	109,408
		290,350
Networking Products — 0.2%
Cisco Systems, Inc.†	12,600	350,910

Oil Companies-Exploration & Production — 0.8%
Apache Corp.	6,195	505,450
Continental Resources, Inc.†	55,945	895,120
EOG Resources, Inc.	6,315	461,374
XTO Energy, Inc.	1,100	66,110
		1,928,054
Oil Companies-Integrated — 2.3%
Chevron Corp.	4,700	395,928
ConocoPhillips	20,185	1,584,523
Exxon Mobil Corp.	8,900	746,532
Hess Corp.	9,550	563,068
Occidental Petroleum Corp.	10,075	583,141
Suncor Energy, Inc.	19,435	1,747,595
		5,620,787
Oil Refining & Marketing — 0.3%
Valero Energy Corp.	10,160	750,418
Oil-Field Services — 0.3%
Baker Hughes, Inc.	2,300	193,499
Schlumberger, Ltd.	5,200	441,688
		635,187
Optical Supplies — 0.4%
Alcon, Inc.	7,660	1,033,411
Pharmacy Services — 0.2%
Express Scripts, Inc.†	6,900	345,069
Medco Health Solutions, Inc.†	2,500	194,975
		540,044
Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	10,600	773,588
Retail-Building Products — 0.0%
Home Depot, Inc.	400	15,740
Retail-Computer Equipment — 0.2%
GameStop Corp., Class A†	13,300	520,030
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,700	219,349
Retail-Discount — 0.4%
Target Corp.	5,700	362,520
Wal-Mart Stores, Inc.	10,500	505,155
		867,675
Retail-Drug Store — 0.2%
CVS Caremark Corp.	13,400	488,430
Walgreen Co.	1,500	65,310
		553,740
Retail-Jewelry — 0.1%
Tiffany & Co.	3,200	169,792
Retail-Major Department Stores — 0.6%
J.C. Penney Co., Inc.	20,260	1,466,419
Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	4,500	319,635
Macy’s, Inc.	4,400	175,032
		494,667
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.†	21,500	549,325
Telecom Services — 0.3%
Time Warner Telecom, Inc., Class A†	37,215	748,022
Telephone-Integrated — 0.4%
AT&T, Inc.	19,547	811,200
Sprint Nextel Corp.	2,900	60,059
Verizon Communications, Inc.	2,800	115,276
		986,535
Therapeutics — 1.0%
Amylin Pharmaceuticals, Inc.†	3,640	149,822
Gilead Sciences, Inc.†	55,050	2,134,289
ImClone Systems, Inc.†	5,300	187,408
		2,471,519
Transport-Services — 0.1%
United Parcel Service, Inc. Class B	2,900	211,700
Web Portals/ISP — 0.7%
Google, Inc., Class A†	2,685	1,405,275
Yahoo!, Inc.†	6,800	184,484
		1,589,759
Wireless Equipment — 0.5%
Nokia Oyj ADR	3,000	84,330
QUALCOMM, Inc.	23,590	1,023,570
		1,107,900
Total Common Stock
(cost $58,760,618)		74,094,989
PREFERRED STOCK — 0.2%
Banks-Money Center — 0.1%
Santander Finance Preferred SA
5.88%*(4)	5,200	124,313
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX
6.38%	2,050	49,159
Diversified Financial Services — 0.0%
General Electric Capital Corp.
8.00%(9)	5,000	116,000
Finance-Mortgage Loan/Banker — 0.0%
Fannie Mae
Series O, 7.50%(4)	1,000	53,230
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities
5.92%(4)	5,600	130,536
Telephone-Integrated — 0.0%
AT&T, Inc.
6.38%	2,600	64,038
Total Preferred Stock
(cost $559,367)		537,276

ASSET BACKED SECURITIES — 10.1%
Diversified Financial Services — 10.1%
Aesop Funding II LLC,
Series 2003-3A, Class A3
3.72% due 07/20/09*	440,000	433,806
Aesop Funding II LLC,
Series 2005-1A, Class A1
3.95% due 04/20/08*	725,000	718,137
American Tower Trust,
Series 2007-1A, Class AFX
5.42% due 04/15/37*(1)	975,000	953,748
Asset Securitization Corp.,
Series 1997-D5, Class A1C
6.75% due 02/14/41(1)	51,876	52,048
Banc of America Commercial Mtg, Inc.,
Series 2005-6, Class A4
5.18% due 09/10/47(1)(2)	100,000	96,566
Banc of America Funding Corp.,
Series 2007-C, Class 5A1
5.37% due 05/20/36(3)	222,466	220,991
Banc of America Funding Corp.,
Series 2006-J, Class 2A1
5.89% due 01/20/47(2)(3)	224,496	225,627
Banc of America Large Loan,
Series 2006-277A, Class PAA
5.27% due 10/10/45*(1)(2)	145,000	136,473
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2004-PWR6, Class A6
4.82% due 11/11/41(1)	1,000,000	946,248
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2007-PW15, Class A2
5.20% due 02/11/44(1)	135,000	132,325
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2007-PW15, Class H
5.74% due 02/11/44*(1)(2)	200,000	178,033
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2006-PW12, Class F
5.75% due 09/11/38*(1)(2)	165,000	154,937
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2006-PW12, Class G
5.75% due 09/11/38*(1)	28,000	25,565
Capital One Auto Finance Trust,
Series 2003-B, Class A4
3.18% due 09/15/10	451,627	449,820
Capital One Multi-Asset Execution Trust,
Series 2003-A4, Class A4
3.65% due 07/15/11	475,000	466,057
Citibank Credit Card Issuance Trust,
Series 2003-A6, Class A6
2.90% due 05/17/10	885,000	866,513
Citibank Credit Card Issuance Trust,
Series 2004-A4, Class A4
3.20% due 08/24/09	210,000	209,420
Citigroup/Deutsche Bank Commercial Mtg. Trust,
Series 2005-CD1, Class A4
5.23% due 07/15/44(1)(2)	295,000	285,656
Commercial Mtg. Pass Through Certs.,
Series 2004-LB2A, Class A3
4.22% due 03/10/39(1)	522,000	503,595
Commercial Mtg. Pass Through Certs.,
Series 2006-C7, Class A4
5.77% due 06/10/46(1)(2)	1,300,000	1,298,997
Countrywide Asset-Backed Certs.,
Series 2006-S6, Class A3
5.66% due 03/25/34	260,000	257,129
Countrywide Home Loans,
Series 2006-14, Class A3
6.25% due 09/25/36(3)	224,300	224,802
Crown Castle Towers LLC,
Series 2006-1A Class E
6.07% due 11/15/36*(1)	190,000	186,468
Greenwich Capital Commerical Funding Corp.,
Series 2005-GG3, Class A4
4.80% due 08/10/42(1)	1,000,000	940,765
GS Mtg. Securities Corp. II,
Series 2007-EOP, Class L
6.62% due 03/06/20*(1)(4)(5)	180,000	180,000
GS Mtg. Securities Corp. II,
Series 2004-GG2, Class A6
5.40% due 08/10/38(1)	600,000	587,083
GSR Mtg. Loan Trust,
Series 2005-AR2, Class 1A2
4.59% due 04/25/35(2)(3)	481,147	478,790
Harley-Davidson Motorcycle Trust,
Series 2004-3, Class A2
3.20% due 05/15/12	269,678	263,824
Hertz Vehicle Financing LLC,
Series 2004-1A, Class A3
2.85% due 05/25/09*	850,000	837,708
Household Automotive Trust,
Series 2003-2, Class A4
3.02% due 12/17/10	106,308	105,370
Impac CMB Trust,
Series 2005-4, Class 1A1A
5.59% due 06/25/35(3)(4)	377,434	378,289
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2004-CBX, Class A3
4.18% due 01/12/37(1)	700,000	680,419
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2007-CB19, Class AJ
5.75% due 02/12/49(1)	197,000	195,176
J.P. Morgan Chase Commercial Mtg. Securities Corp.,
Series 2006-CB16, Class E
5.84% due 05/12/45*(1)	110,000	107,920
LB-UBS Commercial Mtg. Trust,
Series 2005-C5, Class A2
4.89% due 09/15/30(1)	450,000	443,460

Merrill Lynch Mtg. Investors Trust,
Series 2005-A1, Class 2A1
4.53% due 12/25/34(2)(3)	329,002	325,587
Merrill Lynch Mtg. Investors Trust,
Series 2004-A1, Class 3A
4.85% due 02/25/34(2)(3)	177,318	174,356
Merrill Lynch Mtg. Trust,
Series 2005-CIP1, Class A4
5.05% due 07/12/38(1)	650,000	618,004
Merrill Lynch Mtg. Trust,
Series 2006-C1, Class A2
5.61% due 05/12/39(1)(2)	1,300,000	1,303,553
Merrill Lynch/ Countrywide Commercial Mtg. Trust,
Series 2007-5, Class H
5.92% due 08/25/48*(2)	120,000	103,713
Morgan Stanley Capital I,
Series 2005-T17, Class A5
4.78% due 12/13/41(1)	1,335,000	1,254,857
Morgan Stanley Capital I,
Series 2006-IQ12, Class D
5.53% due 12/15/43(1)	145,000	138,523
MortgageIT Trust,
Series 2005-4, Class A1
5.60% due 10/25/35(3)(4)	694,770	695,276
Nissan Auto Receivables Owner Trust,
Series 2004-A, Class A4
2.76% due 07/15/09	340,640	336,451
Nomura Asset Securities Corp.,
Series 1998-D6, Class A1C
6.69% due 03/15/30(1)	500,000	519,530
Ocwen Advance Receivables Backed Notes,
Series 2006-1A
5.34% due 11/24/15*(5)	185,000	182,055
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/10	210,000	216,152
Providian Gateway Master Trust,
Series 2004-DA, Class A
3.35% due 09/15/11*	350,000	348,657
Residential Asset Securities Corp.,
Series 2003-KS10, Class AI6
4.54% due 12/25/33	462,199	441,160
USAA Auto Owner Trust,
Series 2004-1, Class A4
2.67% due 10/15/10	518,280	516,879
Wachovia Bank Commercial Mtg. Trust,
Series 2006-WL7A, Class F
5.66% due 09/15/21*(1)(4)	300,000	299,965
Wachovia Bank Commercial Mtg. Trust,
Series 2006-C27, Class A3
5.76% due 07/15/45(1)	95,000	94,153
Wells Fargo Mtg. Backed Securities Trust,
Series 2005-AR2, Class 2A2
4.54% due 03/25/35(2)(3)	672,187	657,093
Wells Fargo Mtg. Backed Securities Trust,
Series 2004-BB, Class A2
4.55% due 01/25/35(2)(3)	814,385	800,002
Wells Fargo Mtg. Backed Securities Trust,
Series 2006-AR12, Class 2A1
6.10% due 09/25/36(2)(3)	136,676	137,022
West Penn Funding LLC Transition Bonds,
Series 1999-A, Class A4
6.98% due 12/26/08	333,280	336,484
WFS Financial Owner Trust,
Series 2004-2, Class A4
3.54% due 11/21/11	636,132	629,989

Total Asset Backed Securities
(cost $24,999,850)		24,351,226
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc.
Notes
7.50% due 08/15/09(5)(6)(7)
(cost $10,000)	10,000	10,400
CORPORATE BONDS & NOTES — 17.9%
Aerospace/Defense — 0.1%
Raytheon Co.
Senior Notes
6.75% due 08/15/07	96,000	96,125
Raytheon Co.
Senior Notes
6.75% due 03/15/18	63,000	67,152
		163,277
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp.
Senior Notes
6.10% due 05/15/12	56,000	57,460
Agricultural Chemicals — 0.0%
Terra Capital, Inc.
Company Guar. Notes
7.00% due 02/01/17	15,000	14,475
The Mosaic Co.
Senior Notes
7.38% due 12/01/14*	25,000	25,250
		39,725
Airlines — 0.3%
American Airlines, Inc.
Pass Through Certs.
Series 2003-1
3.86% due 07/09/10	56,878	54,532
American Airlines, Inc.
Pass Through Certs.
Series 2001-1, Class A-2
6.82% due 05/23/11	40,000	39,900

Continental Airlines, Inc.
Pass Through Certs.
Series 1998-3, Class A-2
6.32% due 11/01/08	400,000	400,000
Continental Airlines, Inc.
Pass Through Certs.
Series 1981-A
6.65% due 03/15/19	51,961	52,351
Continental Airlines, Inc.
Pass Through Certs.
Class B
6.90% due 04/19/22	70,000	69,388
Northwest Airlines, Inc.
Pass Through Certs.
Series 2002-1 Class G2
6.26% due 11/20/21	30,362	30,476
Southwest Airlines Co.
Senior Notes
5.13% due 03/01/17	35,000	31,749
		678,396
Auto-Cars/Light Trucks — 0.3%
DaimlerChrysler NA Holding Corp.
Company Guar. Notes
5.71% due 03/13/09(4)	35,000	35,065
DaimlerChrysler NA Holding Corp.
Company Guar. Notes
6.50% due 11/15/13	130,000	134,263
DaimlerChrysler NA Holding Corp.
Company Guar. Notes
7.30% due 01/15/12	350,000	371,206
Ford Motor Co.
Debentures
6.38% due 02/01/29	40,000	29,500
Ford Motor Co.
Notes
7.45% due 07/16/31	165,000	131,794
General Motors Corp.
Debentures
8.25% due 07/15/23	20,000	18,225
General Motors Corp.
Senior Bonds
8.38% due 07/15/33	47,000	42,888
		762,941
Banks-Commercial — 0.2%
Colonial Bank NA
Sub. Notes
6.38% due 12/01/15	40,000	40,262
Compass Bank
Notes
5.50% due 04/01/20	70,000	66,814
First Maryland Capital II
6.21% due 02/01/27(4)	64,000	62,928
Popular North America, Inc.
Company Guar. Notes
5.65% due 04/15/09	45,000	44,971
Silicon Valley Bank
Senior Notes
5.70% due 06/01/12	100,000	98,897
SouthTrust Bank
Sub. Notes
4.75% due 03/01/13	70,000	67,424
SouthTrust Corp.
Sub. Notes
5.80% due 06/15/14	30,000	29,950
Union Bank of California NA
Sub. Notes
5.95% due 05/11/16	70,000	69,566
US Bank NA
Notes
3.90% due 08/15/08	14,000	13,732
		494,544
Banks-Money Center — 0.0%
RBS Capital Trust I Bank
4.71% due 07/01/13(4)(8)	45,000	41,888
Banks-Super Regional — 0.8%
Bank of America Corp.
Sub. Notes
5.25% due 12/01/15	200,000	192,409
Bank of America Corp.
Sub. Notes
5.42% due 03/15/17	1,164,000	1,115,885
Capital One Financial Corp.
Senior Notes
5.70% due 09/15/11	137,000	136,322
JPMorgan Chase Bank NA
Sub. Notes
6.13% due 11/01/08	58,000	58,298
Wachovia Capital Trust III
5.80% due 03/15/11(4)(8)	435,000	433,104
		1,936,018
Brewery — 0.0%
Anheuser-Busch Cos., Inc.
Bonds
6.00% due 11/01/41	87,000	79,605
Broadcast Services/Program — 0.3%
Clear Channel Communications, Inc.
Senior Notes
7.65% due 09/15/10	240,000	250,667
Liberty Media LLC
Senior Notes
7.75% due 07/15/09	290,000	300,077
Liberty Media LLC
Bonds
7.88% due 07/15/09	30,000	31,119
Nexstar Finance, Inc.
Senior Sub. Notes
7.00% due 01/15/14	20,000	19,800
Turner Broadcasting
Senior Notes
8.38% due 07/01/13	160,000	178,754
		780,417

Building Products-Air & Heating — 0.0%
American Standard, Inc.
Company Guar. Notes
7.38% due 02/01/08	30,000	30,245
Building-Residential/Commerical — 0.3%
Centex Corp.
Senior Notes
5.45% due 08/15/12	35,000	33,395
D.R. Horton, Inc.
Company Guar. Notes
5.38% due 06/15/12	45,000	42,218
D.R. Horton, Inc.
Senior Notes
5.63% due 09/15/14	280,000	258,303
Lennar Corp.
Company Guar. Notes
5.95% due 10/17/11	35,000	34,504
Pulte Homes, Inc.
Company Guar. Notes
7.88% due 08/01/11	40,000	41,511
Pulte Homes, Inc.
Company Guar. Bonds
8.13% due 03/01/11	185,000	196,029
		605,960
Cable TV — 0.9%
AT&T Broadband, Inc.
Company Guar. Notes
8.38% due 03/15/13	270,000	301,404
Cablevision Systems Corp.
Senior Notes
8.00% due 04/15/12	20,000	19,750
CCH I LLC
Company Guar. Notes
11.00% due 10/01/15	19,000	19,784
CCH II LLC/CCH II Capital Corp.
Company Guar. Notes
10.25% due 10/01/13	50,000	53,500
Comcast Cable Communications, Inc.
Company Guar. Notes
8.50% due 05/01/27	50,000	59,031
Comcast Corp.
Company Guar. Notes
5.88% due 02/15/18	60,000	58,111
Comcast Corp.
Company Guar. Notes
6.50% due 01/15/15	40,000	41,014
Comcast Corp.
Company Guar. Notes
6.50% due 11/15/35	580,000	562,222
Cox Communications, Inc.
Senior Notes
5.45% due 12/15/14	320,000	309,585
Cox Communications, Inc.
Bonds
6.45% due 12/01/36*	250,000	240,446
Time Warner Cable, Inc.
Senior Notes
5.85% due 05/01/17*	210,000	204,256
Time Warner Cable, Inc.
Senior Notes
6.55% due 05/01/37*	210,000	202,966
		2,072,069
Casino Hotels — 0.1%
Harrah’s Operating Co., Inc.
Company Guar. Notes
5.50% due 07/01/10	160,000	155,000
MGM Mirage, Inc.
Senior Notes
5.88% due 02/27/14	25,000	22,625
Turning Stone Resort Casino Enterprise
Senior Notes
9.13% due 09/15/14*	10,000	10,175
		187,800
Cellular Telecom — 0.3%
American Cellular Corp.
Senior Notes
10.00% due 08/01/11	10,000	10,475
Centennial Communications Corp.
Senior Notes
11.11% due 01/01/13(4)	50,000	52,250
Cingular Wireless Services, Inc.
Senior Notes
7.88% due 03/01/11	660,000	709,618
Cricket Communications, Inc.
Company Guar. Notes
9.38% due 11/01/14	10,000	10,325
Cricket Communications, Inc.
Company Guar. Notes
9.38% due 11/01/14*	5,000	5,163
MetroPCS Wireless, Inc.
Senior Notes
9.25% due 11/01/14*	7,000	7,228
MetroPCS Wireless, Inc.
Senior Notes
9.25% due 11/01/14*	13,000	13,422
Rural Cellular Corp.
Senior Sub. Notes
8.36% due 06/01/13*(4)	10,000	9,950
		818,431
Chemicals-Diversified — 0.1%
EI Du Pont de Nemours & Co.
Senior Notes
4.88% due 04/30/14	19,000	18,112
ICI Wilmington, Inc.
Company Guar. Notes
7.05% due 09/15/07	72,000	72,170
Lyondell Chemical Co.
Company Guar. Notes
8.00% due 09/15/14	25,000	25,688
Rohm & Haas Co.
Senior Notes
7.85% due 07/15/29	31,000	35,426
		151,396

Chemicals-Specialty — 0.2%
Cytec Industries, Inc.
Notes
4.60% due 07/01/13	220,000	204,270
Cytec Industries, Inc.
Notes
5.50% due 10/01/10	115,000	114,030
Huntsman International LLC
Company Guar. Notes
7.88% due 11/15/14	35,000	37,494
Momentive Performance Materials, Inc.
Senior Sub. Notes
11.50% due 12/01/16*	45,000	45,450
		401,244
Coal — 0.1%
Peabody Energy Corp.
Company Guar. Notes
5.88% due 04/15/16	100,000	93,500
Peabody Energy Corp.
Company Guar. Notes
7.38% due 11/01/16	210,000	214,200
		307,700
Commercial Services — 0.0%
The ServiceMaster Co.
Notes
7.88% due 08/15/09	24,000	24,886
Commercial Services-Finance — 0.0%
The Western Union Co.
Senior Notes
5.40% due 11/17/11	98,000	96,685
Computer Services — 0.1%
Computer Sciences Corp.
Notes
3.50% due 04/15/08	30,000	29,534
Electronic Data Systems Corp.
Notes
7.45% due 10/15/29	260,000	264,794
		294,328
Consulting Services — 0.0%
FTI Consulting, Inc.
Company Guar. Notes
7.63% due 06/15/13	25,000	25,313
Consumer Products-Misc. — 0.0%
American Achievement Corp.
Senior Sub. Notes
8.25% due 04/01/12	10,000	10,075
Containers-Paper/Plastic — 0.2%
Pactiv Corp.
Senior Notes
5.88% due 07/15/12	120,000	120,311
Pactiv Corp.
Bonds
7.95% due 12/15/25	70,000	74,944
Pliant Corp.
Company Guar. Notes
11.13% due 09/01/09	41,000	40,180
Sealed Air Corp.
Senior Notes
5.38% due 04/15/08*	245,000	243,664
Smurfit-Stone Container Enterprises, Inc.
Senior Notes
8.00% due 03/15/17	100,000	97,000
		576,099
Direct Marketing — 0.0%
Affinity Group, Inc.
Senior Sub. Notes
9.00% due 02/15/12	25,000	26,625
Diversified Financial Services — 0.0%
AXA Financial, Inc.
Senior Notes
6.50% due 04/01/08	35,000	35,246
Diversified Manufacturing Operations — 0.0%
Cooper US, Inc.
Company Guar. Notes
6.10% due 07/01/17	50,000	50,630
Diversified Operations — 0.3%
Capmark Financial Group, Inc.
Company Guar. Notes
5.88% due 05/10/12*	550,000	542,792
Capmark Financial Group, Inc.
Company Guar. Notes
6.30% due 05/10/17*	105,000	103,326
		646,118
Electric-Generation — 0.0%
The AES Corp.
Senior Notes
8.88% due 02/15/11	50,000	52,688
Electric-Integrated — 1.0%
American Electric Power Co., Inc.
Senior Notes
4.71% due 08/16/07(9)	36,000	35,963
Centerpoint Energy, Inc.
Senior Notes
5.88% due 06/01/08	70,000	70,090
Commonwealth Edison Co.
1st Mtg. Bonds
5.90% due 03/15/36	70,000	64,706
Commonwealth Edison Co.
1st Mtg. Bonds
5.95% due 08/15/16	60,000	58,739
Consumers Energy Co.
1st Mtg. Bonds
4.25% due 04/15/08	70,000	69,291
Dominion Resources, Inc.
Senior Notes
5.60% due 11/15/16	35,000	33,969

Dominion Resources, Inc.
Senior Notes
5.69% due 05/15/08(9)	66,000	66,080
Dominion Resources, Inc.
Jr. Sub. Notes
6.30% due 09/30/66(4)	68,000	68,392
Duke Energy Corp.
Senior Notes
4.20% due 10/01/08	60,000	59,067
Duke Energy Indiana, Inc.
Debentures
5.00% due 09/15/13	35,000	33,557
Entergy Louisiana LLC
1st Mtg. Bonds
5.83% due 11/01/10	90,000	89,805
Mackinaw Power LLC
Secured Notes
6.30% due 10/31/23*	66,000	66,211
Mirant Mid-Atlantic LLC
Pass Through Certs.
Series B
9.13% due 06/30/17	22,363	25,270
Nisource Finance Corp.
Company Guar. Notes
5.25% due 09/15/17	25,000	23,099
Nisource Finance Corp.
Company Guar. Notes
7.88% due 11/15/10	470,000	500,448
Pepco Holdings, Inc.
Senior Notes
5.50% due 08/15/07	205,000	205,082
Pepco Holdings, Inc.
Senior Notes
6.45% due 08/15/12	30,000	30,783
PSEG Power LLC
Company Guar. Notes
7.75% due 04/15/11	30,000	32,029
PSI Energy, Inc.
Debentures
7.85% due 10/15/07	102,000	102,575
Puget Sound Energy, Inc.
Senior Notes
5.20% due 10/01/15	103,000	98,093
Southern Energy, Inc.
Notes
7.90% due 07/15/09†(5)(6)(7)	50,000	0
Texas-New Mexico Power Co.
Senior Notes
6.25% due 01/15/09	140,000	141,114
TXU Corp.
Senior Notes
4.80% due 11/15/09	270,000	262,698
Union Electric Co.
Secured Notes
6.40% due 06/15/17	340,000	346,871
		2,483,932
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc.
Senior Notes
9.25% due 06/01/16	10,000	10,300
Freescale Semiconductor, Inc.
Senior Sub. Notes
10.13% due 12/15/16*	30,000	28,200
National Semiconductor Corp.
Senior Notes
6.60% due 06/15/17	60,000	61,091
		99,591
Electronic Parts Distribution — 0.2%
Avnet, Inc.
Senior Notes
6.63% due 09/15/16	370,000	374,904
Electronics-Military — 0.0%
L-3 Communications Corp.
Company Guar. Notes
6.38% due 10/15/15	25,000	23,625
Finance-Auto Loans — 0.4%
Ford Motor Credit Co.
Notes
5.70% due 01/15/10	145,000	138,526
Ford Motor Credit Co. LLC
Senior Notes
5.80% due 01/12/09	4,000	3,916
Ford Motor Credit Co. LLC
Notes
7.38% due 10/28/09	200,000	198,531
Ford Motor Credit Co. LLC
Notes
7.88% due 06/15/10	4,000	3,999
General Motors Acceptance Corp.
Notes
6.75% due 12/01/14	75,000	71,824
General Motors Acceptance Corp.
Notes
6.88% due 09/15/11	95,000	93,447
General Motors Acceptance Corp.
Notes
6.88% due 08/28/12	502,000	490,616
		1,000,859
Finance-Commercial — 0.0%
Transamerica Finance Corp.
Senior Notes
6.40% due 09/15/08	33,000	33,301
Finance-Consumer Loans — 0.0%
HSBC Finance Corp.
Notes
4.75% due 07/15/13	56,000	52,874
John Deere Capital Corp.
Debentures
5.10% due 01/15/13	48,000	46,633
		99,507
Finance-Credit Card — 0.1%
Capital One Bank
Senior Sub. Notes
6.50% due 06/13/13	50,000	51,352

Discover Financial Services
Notes
6.45% due 06/12/17*	114,000	113,847
		165,199
Finance-Investment Banker/Broker — 1.2%
Goldman Sachs Group, Inc.
Sub. Notes
6.45% due 05/01/36	310,000	304,393
JPMorgan Chase & Co.
Sub. Notes
5.13% due 09/15/14	1,055,000	1,013,074
JPMorgan Chase & Co.
Senior Notes
5.38% due 01/15/14	80,000	78,500
Lazard Group
Senior Notes
6.85% due 06/15/17*	555,000	555,383
Merrill Lynch & Co., Inc.
Sub. Notes
6.11% due 01/29/37	380,000	356,563
Morgan Stanley
Sub. Notes
4.75% due 04/01/14	530,000	494,935
The Bear Stearns Cos., Inc.
Sub. Notes
5.55% due 01/22/17	35,000	33,075
		2,835,923
Finance-Mortgage Loan/Banker — 0.5%
Countrywide Financial Corp.
Company Guar. Notes
4.50% due 06/15/10	45,000	43,543
Countrywide Financial Corp.
Company Guar. Notes
5.80% due 06/07/12	360,000	357,464
Countrywide Financial Corp.
Sub. Notes
6.25% due 05/15/16	240,000	235,705
Countrywide Home Loans, Inc.
Company Guar. Notes
4.00% due 03/22/11	65,000	60,927
Residential Capital LLC
Company Guar. Notes
6.38% due 06/30/10	40,000	39,484
Residential Capital LLC
Senior Notes
6.50% due 06/01/12	343,000	334,697
Residential Capital LLC
Company Guar. Notes
6.50% due 04/17/13	35,000	33,830
Residential Capital LLC
Company Guar. Notes
6.88% due 06/30/15	158,000	153,247
		1,258,897
Finance-Other Services — 0.2%
SB Treasury Co. LLC
Bonds
9.40% due 06/30/08*(4)(8)	460,000	475,956
Food-Meat Products — 0.3%
Tyson Foods, Inc.
Senior Notes
6.60% due 04/01/16	640,000	657,114
Food-Misc. — 0.2%
Kraft Foods, Inc.
Senior Bonds
5.63% due 11/01/11	35,000	34,726
Kraft Foods, Inc.
Senior Notes
6.25% due 06/01/12	540,000	548,830
		583,556
Funeral Services & Related Items — 0.0%
Service Corp. International
Senior Notes
6.75% due 04/01/16	55,000	52,113
Gas-Distribution — 0.1%
Energen Corp.
Notes
7.63% due 12/15/10	260,000	274,960
Home Furnishings — 0.0%
Simmons Co.
Senior Disc. Notes
10.00% due 12/15/14(9)	10,000	8,400
Hotel/Motel — 0.1%
Wyndham Worldwide Corp.
Senior Notes
6.00% due 12/01/16	160,000	154,315
Independent Power Producers — 0.1%
Calpine Corp.
Sec. Notes
8.75% due 07/15/13*(10)	100,000	108,000
NRG Energy, Inc.
Company Guar. Notes
7.38% due 02/01/16	55,000	55,137
		163,137
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc.
Senior Notes
5.15% due 09/15/10	35,000	34,172
Marsh & McLennan Cos., Inc.
Senior Notes
7.13% due 06/15/09	25,000	25,626
Willis North America, Inc.
Company Guar. Notes
6.20% due 03/28/17	215,000	210,527
		270,325
Insurance-Life/Health — 0.2%
Americo Life, Inc.
Notes
7.88% due 05/01/13*	44,000	44,525

Lincoln National Corp.
Jr. Sub. Bonds
7.00% due 05/17/66(4)	300,000	307,824
Monumental Global Funding II
Notes
5.65% due 07/14/11*	36,000	36,190
		388,539
Insurance-Multi-line — 0.4%
Metropolitan Life Global Funding I
Sec. Notes
5.75% due 07/25/11*	30,000	30,240
Symetra Financial Corp.
Senior Notes
6.13% due 04/01/16*	120,000	118,670
The Allstate Corp.
Senior Notes
7.20% due 12/01/09	78,000	81,055
Unitrin, Inc.
Senior Notes
4.88% due 11/01/10	265,000	259,515
Unitrin, Inc.
Senior Notes
6.00% due 05/15/17	360,000	348,970
		838,450
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc.
Bonds
7.50% due 08/15/36*	140,000	141,984
Liberty Mutual Insurance Co.
Sub. Notes
7.70% due 10/15/97*	290,000	282,144
		424,128
Insurance-Property/Casualty — 0.7%
Ace Capital Trust II
9.70% due 04/01/30	270,000	349,210
Everest Reinsurance Holdings, Inc.
Jr. Sub. Notes
6.60% due 05/15/37(4)	510,000	486,700
Everest Reinsurance Holdings, Inc.
Senior Notes
8.75% due 03/15/10	290,000	311,677
Navigators Group, Inc.
Senior Notes
7.00% due 05/01/16	139,000	139,162
The Travelers Cos., Inc.
Senior Notes
6.25% due 06/15/37	60,000	58,101
W.R. Berkley Corp.
Senior Notes
5.60% due 05/15/15	260,000	251,287
W.R. Berkley Corp.
Senior Sub. Notes
6.25% due 02/15/37	7,000	6,566
		1,602,703
Investment Management/Advisor Services — 0.2%
Janus Capital Group, Inc.
Notes
6.70% due 06/15/17	480,000	484,140
Machinery-Farming — 0.0%
Case Corp.
Notes
7.25% due 01/15/16	30,000	30,450
Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc.
Company Guar. Notes
6.95% due 07/01/37	375,000	379,243
Medical-Biomedical/Gene — 0.0%
Amgen, Inc.
Senior Notes
6.38% due 06/01/37*	70,000	68,486
Medical-Drugs — 0.1%
Abbott Laboratories
Notes
5.88% due 05/15/16	40,000	40,010
American Home Products Corp.
Notes
6.95% due 03/15/11	40,000	41,861
Wyeth
Bonds
5.50% due 02/01/14	56,000	55,193
		137,064
Medical-HMO — 0.1%
Coventry Health Care, Inc.
Senior Notes
5.95% due 03/15/17	29,000	28,289
UnitedHealth Group, Inc.
Bonds
6.50% due 06/15/37*	31,000	31,081
WellPoint, Inc.
Notes
3.75% due 12/14/07	51,972	51,565
		110,935
Medical-Hospitals — 0.1%
HCA, Inc.
Senior Notes
6.25% due 02/15/13	75,000	67,688
HCA, Inc.
Sec Notes.
9.13% due 11/15/14*	25,000	26,281
HCA, Inc.
Sec. Notes
9.25% due 11/15/16*	40,000	42,600
		136,569
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.
Company Guar. Notes
5.88% due 09/15/15	390,000	375,017
Cardinal Health, Inc.
Senior Notes
5.80% due 10/15/16*	130,000	125,914
		500,931

Metal Processors & Fabrication — 0.0%
Timken Co.
Notes
5.75% due 02/15/10	52,000	51,706
Metal-Aluminum — 0.1%
Alcoa, Inc.
Notes
6.00% due 01/15/12	42,000	42,098
Alcoa, Inc.
Bonds
6.50% due 06/15/18	92,000	91,924
		134,022
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.
Senior Notes
8.38% due 04/01/17	25,000	26,688
Mining — 0.0%
Newmont Mining Corp.
Company Guar. Notes
5.88% due 04/01/35	35,000	30,979
Multimedia — 0.6%
AOL Time Warner, Inc.
Company Guar. Bonds
7.63% due 04/15/31	230,000	246,416
Belo Corp.
Senior Notes
6.75% due 05/30/13	30,000	30,387
Cox Enterprises, Inc.
Notes
7.88% due 09/15/10*	93,000	98,067
News America, Inc.
Debentures
7.28% due 06/30/28	385,000	403,231
News America, Inc.
Company Guar. Bonds
7.30% due 04/30/28	35,000	36,737
Time Warner Entertainment Co. LP
Debentures
8.38% due 03/15/23	155,000	177,930
Time Warner Entertainment Co. LP
Senior Notes
8.38% due 07/15/33	91,000	105,609
Viacom, Inc.
Senior Notes
6.25% due 04/30/16	367,000	361,475
Viacom, Inc.
Senior Notes
6.88% due 04/30/36	25,000	24,153
		1,484,005
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc.
Company Guar. Notes
6.88% due 05/15/09	33,000	33,750
Waste Management, Inc.
Company Guar. Notes
7.75% due 05/15/32	35,000	38,509
		72,259
Office Automation & Equipment — 0.2%
IKON Office Solutions, Inc.
Senior Notes
7.75% due 09/15/15	20,000	20,354
Pitney Bowes, Inc.
Notes
5.25% due 01/15/37	109,000	102,920
Xerox Corp.
Senior Notes
5.50% due 05/15/12	365,000	358,729
		482,003
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp.
Senior Notes
5.95% due 09/15/16	70,000	68,350
Apache Corp.
Senior Notes
6.25% due 04/15/12	100,000	102,513
Chesapeake Energy Corp.
Company Guar. Notes
7.50% due 09/15/13	105,000	106,837
Sabine Pass LNG LP
Sec. Notes.
7.50% due 11/30/16*	50,000	49,750
		327,450
Oil Companies-Integrated — 0.1%
Hess Corp.
Notes
7.13% due 03/15/33	40,000	42,065
Hess Corp.
Bonds
7.88% due 10/01/29	40,000	45,087
Phillips Petroleum Co.
Debentures
7.00% due 03/30/29	118,000	128,280
		215,432
Oil Refining & Marketing — 0.1%
The Premcor Refining Group, Inc.
Company Guar. Notes
6.75% due 05/01/14	108,000	110,350
Valero Energy Corp.
Senior Notes
6.63% due 06/15/37	60,000	59,724
		170,074
Oil-Field Services — 0.1%
Hanover Compressor Co.
Senior Notes
9.00% due 06/01/14	55,000	58,162
Weatherford International, Inc.
Company Guar. Notes
6.80% due 06/15/37*	57,000	58,028
		116,190

Paper & Related Products — 0.1%
Bowater, Inc.
Notes
6.50% due 06/15/13	20,000	17,375
Georgia-Pacific Corp.
Company Guar. Notes
7.00% due 01/15/15*	20,000	19,250
Georgia-Pacific Corp.
Company Guar. Notes
7.13% due 01/15/17*	5,000	4,800
Temple-Inland, Inc.
Bonds
6.63% due 01/15/18	240,000	239,017
		280,442
Pipelines — 0.3%
CenterPoint Energy Resources Corp.
Notes
7.75% due 02/15/11	60,000	63,998
Copano Energy LLC
Company Guar. Notes
8.13% due 03/01/16	55,000	55,825
Duke Energy Field Services LLC
Notes
6.88% due 02/01/11	35,000	36,299
Dynegy-Roseton Danskammer
Pass Through Certs.
Series B
7.67% due 11/08/16	25,000	25,875
Kinder Morgan Energy Partners LP
Senior Notes
6.00% due 02/01/17	375,000	366,983
Williams Cos., Inc.
Senior Notes
7.88% due 09/01/21	50,000	53,750
		602,730
Publishing-Newspapers — 0.0%
Knight Ridder, Inc.
Debentures
6.88% due 03/15/29	35,000	29,758
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc.
Senior Sub. Notes
9.00% due 02/15/17*	25,000	23,375
Radio — 0.2%
Chancellor Media Corp.
Company Guar. Notes
8.00% due 11/01/08	375,000	384,636
Real Estate Investment Trusts — 1.4%
AvalonBay Communities, Inc.
Senior Notes
5.75% due 09/15/16	60,000	59,141
Brandywine Operating Partnership LP
Senior Notes
5.70% due 05/01/17	90,000	87,154
Brandywine Operating Partnership LP
Company Guar. Notes
5.75% due 04/01/12	270,000	269,744
Colonial Properties Trust
Notes
6.25% due 06/15/14	35,000	35,477
Developers Diversified Realty Corp.
Senior Notes
5.00% due 05/03/10	320,000	314,389
Developers Diversified Realty Corp.
Bonds
5.38% due 10/15/12	190,000	186,189
Health Care Property Investors, Inc.
Senior Notes
5.65% due 12/15/13	245,000	238,851
Health Care Property Investors, Inc.
Senior Sec. Notes
6.30% due 09/15/16	480,000	479,659
Kimco Realty Corp.
Notes
5.58% due 11/23/15	370,000	360,760
Liberty Property LP
Senior Notes
7.25% due 03/15/11	170,000	178,344
Liberty Property LP
Senior Notes
8.50% due 08/01/10	240,000	260,178
New Plan Excel Realty Trust
Senior Notes
4.50% due 02/01/11	64,000	61,399
PPF Funding, Inc.
Bonds
5.35% due 04/15/12*	35,000	34,396
Reckson Operating Partnership LP
Senior Notes
6.00% due 03/31/16	16,000	15,257
Simon Property Group LP
Notes
4.60% due 06/15/10	170,000	165,531
Simon Property Group LP
Notes
5.38% due 08/28/08	24,000	23,887
Simon Property Group LP
Notes
5.38% due 06/01/11	320,000	317,600
United Dominion Realty Trust, Inc.
Senior Notes
6.05% due 06/01/13	330,000	330,570
Vornado Realty LP
Notes
4.50% due 08/15/09	35,000	34,254
		3,452,780
Real Estate Management/Services — 0.2%
AMB Property LP
Senior Notes
5.45% due 12/01/10	400,000	397,792

Real Estate Operations & Development — 0.3%
Colonial Realty LP
Senior Notes
6.05% due 09/01/16	445,000	442,505

Regency Centers LP
Company Guar. Notes
4.95% due 04/15/14	140,000	132,322
Regency Centers LP
Company Guar. Bonds
5.25% due 08/01/15	180,000	171,303
Regency Centers LP
Senior Notes
5.88% due 06/15/17	20,000	19,668
		765,798
Recycling — 0.0%
Aleris International, Inc.
Senior Notes
9.00% due 12/15/14*	25,000	25,219
Aleris International, Inc.
Senior Sub. Notes
10.00% due 12/15/16*	10,000	10,100
		35,319
Rental Auto/Equipment — 0.1%
Erac USA Finance Co.
Notes
7.35% due 06/15/08*	90,000	91,232
United Rentals North America, Inc.
Senior Sub. Notes
7.75% due 11/15/13	25,000	25,031
		116,263
Research & Development — 0.0%
Alion Science and Technology Corp.
Company Guar. Notes
10.25% due 02/01/15	25,000	25,813
Retail-Discount — 0.0%
Wal-Mart Stores, Inc.
Senior Notes
5.88% due 04/05/27	80,000	77,318
Retail-Drug Store — 0.2%
CVS Caremark Corp.
Senior Notes
5.75% due 06/01/17	470,000	453,466
CVS Caremark Corp.
Senior Notes
6.25% due 06/01/27	70,000	67,827
CVS Lease Pass Through Trust
Pass Through Certs.
6.04% due 12/10/28*	69,255	67,214
		588,507
Retail-Regional Department Stores — 0.0%
Federated Retail Holdings, Inc.
Company Guar. Notes
5.90% due 12/01/16	35,000	34,112
J.C. Penney Corp., Inc.
Senior Notes
5.75% due 02/15/18	8,000	7,723
		41,835
Savings & Loans/Thrifts — 0.2%
Independence Community Bank Corp.
Sub. Notes
3.50% due 06/20/13(4)	32,000	31,352
Sovereign Bancorp, Inc.
Senior Notes
4.80% due 09/01/10	90,000	87,810
Washington Mutual Bank
Sub. Notes
5.13% due 01/15/15	130,000	122,565
Washington Mutual Bank
Sub. Notes
5.50% due 01/15/13	78,000	76,226
Washington Mutual Preferred Funding II
6.90% due 06/15/12*(4)(8)	100,000	98,482
Washington Mutual, Inc.
Senior Notes
5.50% due 08/24/11	100,000	99,228
Western Financial Bank
Senior Debentures
9.63% due 05/15/12	63,000	67,480
		583,143
School — 0.1%
Massachusetts Institute of Technology
Notes
7.25% due 11/02/96	170,000	203,200
Special Purpose Entities — 0.4%
BAE Systems Holdings, Inc.
Notes
5.20% due 08/15/15*	85,000	81,202
Capital One Capital IV
Company Guar. Notes
6.75% due 02/17/37	40,000	36,804
Consolidated Communications Illinois/Texas Holdings, Inc.
Senior Notes
9.75% due 04/01/12	82,000	85,895
Cyrus Reinsurance Holdings SPC
Senior Notes
6.36% due 09/01/08*(4)(5)	33,000	33,000
Farmers Exchange Capital
Notes
7.05% due 07/15/28*	480,000	486,253
KAR Holdings, Inc.
Senior Notes
9.36% due 05/01/14*(4)	25,000	24,938
Norbord Delaware GP I
Company Guar. Notes
6.45% due 02/15/17*	29,000	27,536
Pricoa Global Funding I
Notes
5.30% due 09/27/13*	60,000	58,982
Principal Life Global Funding I
Sec. Notes
5.25% due 01/15/13*	42,000	41,183
		875,793

Steel-Producers — 0.1%
International Steel Group, Inc.
Senior Notes
6.50% due 04/15/14	80,000	81,578
Reliance Steel & Aluminum Co.
Company Guar. Notes
6.85% due 11/15/36	35,000	34,864
United States Steel Corp.
Senior Notes
6.65% due 06/01/37	28,000	27,115
		143,557
Telecom Services — 0.3%
Bellsouth Telecommunications, Inc.
Debentures
7.00% due 12/01/95	64,000	63,246
Qwest Corp.
Senior Notes
7.50% due 10/01/14	40,000	41,000
Verizon Global Funding Corp.
Notes
7.75% due 12/01/30	580,000	649,694
		753,940
Telephone-Integrated — 0.5%
AT&T Corp.
Senior Notes
7.30% due 11/15/11	35,000	37,257
BellSouth Corp.
Senior Notes
6.00% due 10/15/11	100,000	101,265
Citizens Communications Co.
Senior Notes
7.13% due 03/15/19	25,000	23,625
GTE Northwest, Inc.
Debentures
5.55% due 10/15/08	30,000	29,997
Level 3 Financing, Inc.
Senior Notes
8.75% due 02/15/17*	10,000	9,888
Level 3 Financing, Inc.
Company Guar. Notes
9.25% due 11/01/14	5,000	5,050
New England Telephone & Telegraph Co.
Debentures
7.88% due 11/15/29	35,000	38,292
SBC Communications, Inc.
Notes
5.10% due 09/15/14	650,000	619,996
Sprint Capital Corp.
Company Guar. Notes
6.88% due 11/15/28	70,000	66,630
Sprint Capital Corp.
Company Guar. Notes
7.63% due 01/30/11	290,000	305,112
Verizon New York, Inc.
Debentures
6.88% due 04/01/12	59,000	61,514
		1,298,626
Television — 0.2%
CBS Corp.
Company Guar. Notes
7.70% due 07/30/10	180,000	190,333
CBS Corp.
Company Guar. Notes
7.88% due 07/30/30	290,000	299,876
Paxson Communication Corp.
Sec. Senior Notes
11.61% due 01/15/13*(4)	35,000	36,225
Young Broadcasting, Inc.
Company Guar. Notes
10.00% due 03/01/11	15,000	14,925
		541,359
Tobacco — 0.2%
Altria Group, Inc.
Senior Notes
7.00% due 11/04/13	550,000	583,356

Transport-Air Freight — 0.1%
Atlas Air, Inc.
Pass Through Certs.
Series 1991-1, Class B
7.63% due 01/02/15	167,983	188,981
Atlas Air, Inc.
Pass Through Certs.
Series 2000-1, Class A
8.71% due 01/02/19	31,471	33,477
		222,458
Transport-Rail — 0.1%
BNSF Funding Trust I
6.61% due 12/15/55(4)	80,000	73,076
Burlington Northern Santa Fe Corp.
Notes
6.15% due 05/01/37	55,000	53,455
Union Pacific Corp.
Notes
3.88% due 02/15/09	11,000	10,749
Union Pacific Corp.
Debentures
7.00% due 02/01/16	21,000	22,050
		159,330
Transport-Services — 0.1%
Federal Express Corp.
Pass Through Certs.
Series 1981A, Class A
6.72% due 01/15/22	145,690	153,252
FedEx Corp.
Company Guar. Notes
5.50% due 08/15/09	30,000	30,026
Ryder System, Inc.
Notes
5.85% due 03/01/14	19,000	18,690
Ryder System, Inc.
Notes
5.85% due 11/01/16	60,000	57,976
		259,944
Total Corporate Bonds & Notes
(cost $43,541,048)		43,122,941

FOREIGN CORPORATE BONDS & NOTES — 5.2%
Agricultural Chemicals — 0.2%
Agrium, Inc.
Senior Notes
7.13% due 05/23/36	380,000	393,866

Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA
Sec. Notes
6.95% due 07/01/12*	244,024	246,342

Banks-Commercial — 0.6%
Caisse Nationale des Caisses d’Epargne et de Prevoyance
Notes
5.39% due 12/30/09(4)(8)	55,000	46,228
Overseas-Chinese Banking
Sub. Notes
7.75% due 09/06/11*	410,000	441,698
Russian Agricultural Bank
Bonds
6.30% due 05/15/17*	265,000	259,382
Russian Agricultural Bank
Bonds
7.18% due 05/16/13	300,000	309,237
Societe Generale
Sub. Notes
5.92% due 04/05/17*(4)(8)	40,000	38,729
VTB Capital SA
Senior Notes
6.25% due 07/02/35*	315,000	313,425
		1,408,699
Banks-Money Center — 0.4%
HBOS Capital Funding LP
Bank Guar. Bonds
6.85% due 03/29/09(8)	88,000	85,744
Mizuho Financial Group Cayman, Ltd.
Bank Guar. Notes
5.79% due 04/15/14*	650,000	648,936
Mizuho Financial Group Cayman, Ltd.
Bank Guar. Bonds
8.38% due 04/27/09(8)	65,000	67,872
National Westminster Bank PLC
Sub. Notes
7.75% due 10/16/07(4)(8)	25,000	25,131
		827,683
Brewery — 0.4%
CIA Brasileira de Bebidas
Notes
8.75% due 09/15/13	245,000	278,687
CIA Brasileira de Bebidas
Company Guar. Notes
10.50% due 12/15/11	190,000	223,250
SABMiller PLC
Notes
6.50% due 07/01/16*	540,000	554,772
		1,056,709
Broadcast Services/Program — 0.1%
Grupo Televisa SA
Senior Notes
6.63% due 03/18/25	145,000	148,827
Building Products-Cement — 0.1%
C8 Capital SPV, Ltd.
Notes
6.64% due 12/31/14*(4)(8)	130,000	128,517
Cellular Telecom — 0.0%
America Movil SA de CV
Bonds
6.38% due 03/01/35	37,000	36,345
Containers-Metal/Glass — 0.0%
Consumers International, Inc.
Senior Notes
10.25% due 04/01/05†(5)(6)	20,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.
Senior Notes
7.00% due 06/15/13	40,000	40,171
Diversified Financial Services — 0.1%
BTM (Curacao) Holdings NV
Bank Guar. Notes
4.76% due 07/21/15*(4)	100,000	95,271
CIT Group Funding Co. of Canada
Company Guar. Notes
5.20% due 06/01/15	70,000	65,088
		160,359
Diversified Manufacturing Operations — 0.0%
Tyco International Group SA
Company Guar. Notes
6.00% due 11/15/13	60,000	61,610
Diversified Minerals — 0.1%
Vale Overseas, Ltd.
Company Guar. Bonds
6.88% due 11/21/36	255,000	256,322
Diversified Operations — 0.3%
Hutchison Whampoa Finance, Ltd.
Company Guar. Notes
7.50% due 08/01/27*	60,000	66,076
Hutchison Whampoa International, Ltd.
Company Guar. Notes
7.45% due 11/24/33*	380,000	419,415
Hutchison Whampoa International, Ltd.
Company Guar. Notes
5.45% due 11/24/10*	190,000	189,234
		674,725
Electric-Generation — 0.3%
Abu Dhabi National Energy Co.
Notes
6.50% due 10/27/36*	640,000	620,951
Electric-Integrated — 0.0%
Empresa Nacional de Electricidad SA
Bonds
7.33% due 02/01/37	54,000	56,432

Electronic Components-Misc. — 0.0%
NXP BV / NXP Funding LLC
Company Guar. Notes
9.50% due 10/15/15	5,000	4,925
Finance-Other Services — 0.0%
Lukoil International Finance BV
Company Guar. Notes
6.36% due 06/07/17*	48,000	46,416
Food-Retail — 0.0%
Delhaize Group
Notes
6.50% due 06/15/17*	57,000	57,225
Gas-Distribution — 0.0%
Nakilat, Inc.
Sec. Notes
6.07% due 12/31/33*	50,000	46,853
Insurance-Multi-line — 0.3%
Aegon NV
Sub. Bonds
5.36% due 07/29/14(4)(8)	78,000	68,094
AXA SA
Sub. Notes
6.38% due 12/14/36*(4)(8)	54,000	48,712
AXA SA
Sub. Notes
8.60% due 12/15/30	440,000	536,146
ING Groep NV
Bonds
5.78% due 12/08/15(4)(8)	100,000	96,515
		749,467
Insurance-Property/Casualty — 0.1%
Xl Capital (Europe) PLC
Company Guar. Notes
6.50% due 01/15/12	245,000	251,587
Investment Companies — 0.0%
Canadian Oil Sands, Ltd.
Notes
5.80% due 08/15/13*	62,000	61,260
Machinery-Construction & Mining — 0.0%
Atlas Copco AB
Bonds
5.60% due 05/22/17*	62,000	60,414
Medical-Drugs — 0.1%
Angiotech Pharmaceuticals, Inc.
Company Guar. Notes
7.75% due 04/01/14	15,000	14,137
Angiotech Pharmaceuticals, Inc.
Company Guar. Notes
9.11% due 12/01/13(4)	50,000	51,500
Elan Finance PLC
Company Guar. Bonds
7.75% due 11/15/11	40,000	40,050
		105,687
Metal-Aluminum — 0.0%
Alcan, Inc.
Senior Notes
5.75% due 06/01/35	35,000	31,024
Metal-Diversified — 0.1%
Inco, Ltd.
Bonds
7.20% due 09/15/32	164,000	174,305
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc.
Bonds
6.40% due 05/15/37	58,000	55,451
Paper & Related Products — 0.1%
Abitibi-Consolidated, Inc.
Notes
8.55% due 08/01/10	25,000	23,875
Alto Parana SA
Company Guar. Notes
6.38% due 06/09/17*	140,000	139,891
		163,766
Pipelines — 0.1%
Enbridge, Inc.
Bonds
5.80% due 06/15/14	117,000	116,035
Kinder Morgan Finance Co. ULC
Company Guar. Notes
5.70% due 01/05/16	54,000	49,770
		165,805
Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc.
Notes
8.13% due 12/15/08	70,000	72,456
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd.
Company Guar. Notes
8.87% due 01/15/15(4)	40,000	40,850
Intelsat Intermediate Holding Co., Ltd.
Company Guar. Notes
8.25% due 02/01/15(9)	25,000	20,563
Intelsat, Ltd.
Senior Notes
6.50% due 11/01/13	30,000	24,075
		85,488
Special Purpose Entities — 0.6%
Hybrid Capital Funding I LP
Sub. Notes
8.00% due 06/30/11(8)	104,000	105,574
National Gas Co.
Notes
6.05% due 01/15/36*	370,000	352,506
Petroleum Export, Ltd.
Senior Notes
5.27% due 06/15/11*	240,515	236,122
Rio Tinto Finance USA, Ltd.
Notes
2.63% due 09/30/08	30,000	28,957

UFJ Finance Aruba AEC
Bonds
6.75% due 07/15/13		590,000	622,977
			1,346,136
Telecom Services — 0.0%
Telenet Group Holdings NV
Disc. Notes
11.50% due 06/15/14*(9)		13,000	12,285
TELUS Corp.
Notes
8.00% due 06/01/11		78,000	83,409
			95,694
Telephone-Integrated — 0.9%
British Telecommunications PLC
Bonds
8.63% due 12/15/30		70,000	91,615
Deutsche Telekom International Finance BV
Company Guar. Bonds
8.00% due 06/15/10		430,000	458,319
Deutsche Telekom International Finance BV
Company Guar. Bonds
8.25% due 06/15/30		200,000	239,713
France Telecom SA
Bonds
7.75% due 03/01/11		220,000	235,043
France Telecom SA
Notes
8.50% due 03/01/31		210,000	263,864
Telecom Italia Capital SA
Company Guar. Bonds
5.25% due 10/01/15		30,000	27,896
Telecom Italia Capital SA
Company Guar. Notes
6.00% due 09/30/34		210,000	189,194
Telecom Italia Capital SA
Company Guar. Bonds
6.20% due 07/18/11		560,000	566,940
Telefonica Emisiones SAU
Company Guar. Notes
6.22% due 07/03/17		57,000	56,857
			2,129,441
Transport-Marine — 0.2%
DP World, Ltd.
Bonds
6.85% due 07/02/37*		548,000	547,781
Transport-Rail — 0.0%
Canadian National Railway Co.
Notes
6.38% due 10/15/11		60,000	61,672
Total Foreign Corporate Bonds & Notes
(cost $12,582,002)			12,430,411
FOREIGN GOVERNMENT AGENCIES — 2.5%
Sovereign — 2.5%
Federal Republic of Brazil
Notes
8.00% due 01/15/18		40,000	43,960
Federal Republic of Brazil
Notes
10.00% due 01/01/17	BRL	230,000	1,143,245
Federal Republic of Brazil
Bonds
10.50% due 07/14/14		75,000	94,425
Federal Republic of Brazil
Bonds
12.50% due 01/05/16		2,200,000	1,227,443
Province of Quebec
Debentures
7.50% due 09/15/29		81,000	98,022
Republic of Argentina
Bonds
5.50% due 08/03/12(4)		105,000	76,650
Republic of Argentina
Notes
8.28% due 12/31/33		170,470	164,504
Republic of Argentina
Notes
10.46% due 02/20/08(4)	ARS	2,562,900	839,242
Republic of Turkey
Notes
9.00% due 06/30/11		75,000	82,313
Republic of Turkey
Senior Notes
11.88% due 01/15/30		210,000	321,825
Republic of Venezuela
Notes
8.50% due 10/08/14		40,000	40,500
Republic of Venezuela
Bonds
9.25% due 09/15/27		280,000	291,900
Russian Federation
Bonds
7.50% due 03/31/30*(9)		40,795	44,773
Russian Federation
Bonds
7.50% due 03/31/30(9)		238,800	263,038
United Mexican States
Notes
6.75% due 09/27/34		400,000	426,600
United Mexican States
Bonds
9.00% due 12/24/09	MXN	8,500,000	812,431
Total Foreign Government Agencies
(cost $5,864,717)			5,970,871
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank
8.36% due 07/01/08(15)(16)
(cost $233,825)		233,825	235,054

MUNICIPAL BONDS & NOTES — 0.1%
Phoenix, Arizona, Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08	100,000	101,028
Southern California Public Power Authority Power Project, Series B 6.93% due 05/15/17	125,000	137,356
Total Municipal Bond & Notes (cost $228,992)		238,384
U.S. GOVERNMENT AGENCIES — 27.4%
Federal Home Loan Bank — 0.1%
4.50% due 09/08/08	130,000	128,857
Federal Home Loan Mtg. Corp. — 7.3%
4.13% due 07/12/10	124,000	120,308
4.45% due 03/06/08	215,000	213,693
4.50% due 04/01/19	543,225	516,938
5.00% due 07/01/20	73,731	71,310
5.00% due 12/01/20	144,155	139,422
5.00% due 05/01/21	1,358,710	1,314,099
5.00% due 07/01/21	482,777	466,925
5.00% due 05/01/34	363,617	342,273
5.00% due 06/01/34	471,376	443,707
5.00% due 08/01/35	265,086	249,131
5.00% due 08/01/35	126,427	118,817
5.00% due 11/01/35	378,574	355,788
5.00% due 07/01/36	4,579,753	4,296,477
5.00% due July TBA	3,750,000	3,514,455
5.50% due 07/01/34	165,042	159,782
5.50% due 07/01/35	86,208	83,340
5.50% due 05/01/37	265,809	256,370
5.50% due July TBA	2,000,000	1,928,750
5.71% due 08/01/36(4)	731,621	726,775
5.81% due 01/01/37(4)	238,821	236,781
5.82% due 01/01/37(4)	156,087	155,815
6.00% due 09/01/26	486,156	486,112
6.00% due 12/01/33	234,568	233,861
6.00% due 08/01/36	145,140	143,908
6.00% due 12/01/36	413,202	409,693
6.50% due 05/01/16	20,916	21,394
6.50% due 05/01/29	18,583	18,984
6.50% due 07/01/35	24,566	24,982
6.50% due 03/01/36	144,200	145,750
6.50% due 05/01/36	4,719	4,770
6.88% due 09/15/10	79,000	82,850
7.00% due 04/01/32	45,004	46,387
8.50% due 11/01/08	4,294	4,348
8.50% due 12/01/19	52	55
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ
3.00% due 03/15/17(3)	187,064	175,096
Federal Home Loan Mtg. Corp., REMIC Series 2586, Class NK
3.50% due 08/15/16(3)	82,507	78,948
Federal Home Loan Mtg. Corp., REMIC Series 1577, Class PK
6.50% due 09/15/23(3)	60,000	61,355
Federal Home Loan Mtg. Corp., REMIC Series 1226, Class Z
7.75% due 03/15/22(3)	5,241	5,230
		17,654,679
Federal National Mtg. Assoc. — 19.3%
3.88% due 02/01/08	250,000	247,858
4.56% due 01/01/15	875,288	828,497
4.75% due 12/15/10	69,000	68,028
5.00% due 03/01/18	399,114	387,184
5.00% due 06/01/19	46,874	45,415
5.00% due 05/01/35	3,570	3,354
5.00% due 09/01/35	267,351	251,188
5.00% due 10/01/35	1,011,635	950,476
5.00% due 01/01/37	394,471	369,616
5.00% due July TBA	2,500,000	2,415,625
5.00% due July TBA	5,800,000	5,433,875
5.25% due 08/01/12	50,000	49,571
5.30% due 11/01/15	831,651	802,739
5.50% due 03/01/18	155,662	153,900
5.50% due 06/01/19	67,214	66,374
5.50% due 08/01/21	911,878	898,574
5.50% due 10/01/21	1,087,535	1,071,668
5.50% due 10/01/21	924,147	910,665
5.50% due 12/01/33	512,241	496,306
5.50% due 05/01/34	150,846	146,154
5.50% due 06/01/34	137,966	133,577
5.50% due 12/01/35	333,675	322,641
5.50% due 02/01/36(4)	157,778	157,413
5.50% due 06/01/36	5,141,595	4,982,738
5.50% due 08/01/36	208,996	201,672
5.50% due 11/01/36	367,255	354,386
5.50% due 11/01/36	761,192	734,517
5.50% due 12/01/36	47,731	46,059
5.50% due 12/01/36	549,346	526,653
5.50% due July TBA	5,349,000	5,158,442
5.50% due July TBA	1,900,000	1,871,500
5.92% due 10/01/11	158,109	160,400
6.00% due 06/01/17	74,186	74,623
6.00% due 02/01/21	251,647	252,769
6.00% due 10/01/21	553,862	556,486
6.00% due 06/01/26	302,239	301,714
6.00% due 04/01/27	1,513,320	1,509,872
6.00% due 12/01/33	275,927	274,309
6.00% due 05/01/34	158,361	157,200
6.00% due 11/01/36	530,262	522,675
6.00% due July TBA	4,200,000	4,218,375
6.06% due 09/01/11	85,837	86,999
6.11% due 05/01/11	327,623	333,704
6.31% due 02/01/11	426,687	436,240
6.36% due 07/01/08	49,290	49,286
6.43% due 01/01/08	121,927	121,661
6.50% due 06/01/13	156,773	160,419
6.50% due 09/01/26	1,603,775	1,626,372
6.50% due 09/01/32	188,829	192,173
6.50% due 06/01/35	1,318,419	1,337,491

6.50% due 11/01/35	737,012	744,919
6.50% due 01/01/36	101,211	102,297
6.50% due 02/01/36	487,239	491,978
6.50% due 05/01/36	937,891	947,012
6.50% due 06/01/36	301,212	304,141
6.50% due 08/01/36	118,974	120,131
6.50% due 08/01/36	93,467	94,376
6.50% due July TBA	550,000	555,156
6.59% due 11/01/07	86,891	86,707
7.00% due July TBA	659,000	676,504
		46,582,654
Government National Mtg. Assoc. — 0.7%
4.50% due 05/15/36	989,183	907,987
5.50% due 05/15/36	80,823	78,456
6.00% due 09/15/32	58,533	58,405
6.00% due 12/15/33	323,512	322,793
7.00% due 11/15/31	59,055	61,558
7.50% due 01/15/32	47,370	49,608
7.50% due 07/15/33	55,692	58,049
7.50% due 09/16/35	1,048	1,090
8.00% due 11/15/31	8,122	8,626
8.50% due 11/15/17	2,970	3,160
8.50% due 11/15/17	1,146	1,219
9.00% due 11/15/21	1,073	1,155
Government National Mtg. Assoc.
Series 2005-74 Class HB
7.50% due 09/15/35(3)	45,133	47,237
		1,599,343
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09	77,500	78,188
Total U.S. Government Agencies (cost $66,906,694)		66,043,721
U.S. GOVERNMENT TREASURIES — 2.5%
United States Treasury Bonds — 0.7%
6.63% due 02/15/27	1,500,000	1,757,109
United States Treasury Notes — 1.8%
2.63% due 05/15/08	19,000	18,614
3.25% due 08/15/07	380,000	379,258
3.38% due 10/15/09	47,000	45,473
3.63% due 01/15/10	66,000	64,020
4.00% due 02/15/14	150,000	141,996
4.25% due 10/15/10	60,000	58,847
4.50% due 11/15/10	30,000	29,639
4.50% due 02/28/11	20,000	19,728
4.50% due 11/15/15	200,000	192,906
4.63% due 02/29/08	274,000	273,251
4.88% due 02/15/12	75,000	74,906
4.88% due 08/15/16	1,900,000	1,876,695
5.00% due 02/15/11	6,000	6,027
5.00% due 08/15/11	17,000	17,074
5.13% due 06/30/11	750,000	755,684
5.63% due 05/15/08(11)	400,000	402,000
		4,356,118
Total U.S. Government Treasuries (cost $6,111,804)		6,113,227

Total Long-Term Investment Securities (cost $219,798,917)			233,148,500
SHORT-TERM INVESTMENT SECURITIES — 0.5%
Commercial Paper — 0.1%
HSBC Bank USA NA Notes 7.71% due 08/16/07(5)		180,000	178,430
HSBC Bank USA NA Notes 7.72% due 07/16/07(5)		180,000	179,617
			358,047
Foreign Government Treasuries — 0.4%
Egypt Treasury Bills
6.93% due 07/03/07	EGP	725,000	127,335
Egypt Treasury Bills
6.88% due 08/07/07	EGP	100,000	17,455
Egypt Treasury Bills
8.00% due 08/07/07	EGP	4,025,000	702,545
			847,335
Total Short-Term Investment Securities (cost $1,186,053)			1,205,382

REPURCHASE AGREEMENTS — 12.0%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/30/07, to be repurchased 07/02/07 in the amount of $2,485,621 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 5.96% due 06/07/12 and having approximate value of $2,536,825		2,485,000	2,485,000
Bank of America Joint Repurchase Agreement(12)		26,450,000	26,450,000
Total Repurchase Agreements (cost $28,935,000)			28,935,000

TOTAL INVESTMENTS (cost $249,919,970)(13)		109.3%	263,288,882
Liabilities in excess of other assets		(9.3)	(22,480,224)
NET ASSETS		100.0%	$ 240,808,658
Bonds & Notes Sold Short - (0.2%)
U S. Government Agencies - (0.2%)
Federal Home Loan Mtg. Corp.
6.00% due July TBA (Proceeds $(539,967))		$ (550,000)	(544,844)

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2007, the aggregate value of these securities was $15,977,404 representing 6.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Variable Rate Security - the rate reflected is as of June 30, 2007, maturity date reflects the stated maturity date.
(3)	Collateralized Mortgage Obligation
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2007.
(5)	Fair valued security; see Note 1
(6)	Illiquid security
(7)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Income/Equity Portfolio may invest in restricted securities.  The Portfolio has no right to demand registration of these securities.  The securities are valued pursuant to Note 1.  Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933.  The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies.  Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security.  In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.  As of June 30, 2007, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

					Market
	Acquisition	Principal/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
7.50% due 8/15/09	8/11/2005	10,000	$ 10,000	$ 10,400	$ 104.00	0.00%
Southern Energy, Inc.
7.90% due 7/15/09	1/10/2006	50,000	0	0	0	0.00%
				$ 10,400		0.00%

(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	“Step-up” security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(10)	Company has filed Chapter 11 bankruptcy protection.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	See Note 2 for details of Joint Repurchase Agreements.
(13)	See Note 4 for cost of investments on a tax basis.
(14)	Denominated in United States Dollars unless otherwise indicated
(15)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium.  These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(16)

Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

ADR	— American Depository Receipt
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2007	Unrealized Appreciation (Depreciation)
13 Long	U. S. Treasury 5 YR Notes	September 2007	$ 1,354,467	$ 1,353,016	$ (1,451)
2 Short	U. S. Long Bonds	September 2007	748,989	754,250	(5,261)
56 Long	U. S. Treasury 10 YR Notes	September 2007	5,918,178	5,919,375	1,197
78 Long	U. S. Treasury 2 YR Notes	September 2007	15,851,153	15,894,938	43,785
35 Short	Canadian 10 YR Bonds	September 2007	3,664,869	3,646,251	18,618
					$ 56,888

Open Bond Forward Contracts
						Unrealized
	Principal			Value at	Value as of	Appreciation/
Description	Amount		Delivery Date	Trade Date	June 30, 2007	Depreciation

Japanese Government Bond Series 8
1.00% due 06/10/16	JPY	584,967,600	08/07/2007	$ 4,724,968	$ 4,652,815	$ (72,153)
Japanese Government Bond Series 280
1.90% due 06/20/16	JPY	(586,600,000)	08/07/2007	(4,854,654)	(4,799,044)	55,610
Canadian Government Bond
4.00% due 06/01/17	CAD	(8,530,000)	8/13/2007	(7,715,225)	(7,663,115)	52,110
United States Treasury Notes
4.50% due 05/15/17		7,855,000	8/13/2007	7,483,336	7,536,256	52,920
						$ 88,487

Open Forward Foreign Currency Contracts
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
* ILS	3,355,000	USD	795,174	09/19/2007	$ 3,148
* USD	2,393,169	EUR	1,776,000	09/19/2007	16,977
USD	1,299,574	CLP	686,300,000	09/20/2007	1,333
* USD	855,646	MYR	2,940,000	09/19/2007	30
* USD	807,250	PLN	2,285,000	09/19/2007	14,116
					35,604

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
BRL	2,861,000	USD	1,438,918	09/19/2007	(30,837)
* EUR	1,776,000	USD	2,387,225	09/19/2007	(22,920)
* PLN	2,285,000	USD	800,390	09/19/2007	(20,977)
* USD	804,332	ILS	3,355,000	09/19/2007	(12,306)
					(87,040)
Net Unrealized Appreciation (Depreciation)					$ (51,436)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

ARS-Argentina Peso
BRL-Brazil Real
CAD-Canadian Dollar
EUR-Euro Dollar
ILS-Israeli Shekel
MYR-Malaysian Ringgit
MXN-Mexican Peso
PLN-Polish Zloty
USD-United States Dollar

See Notes to Portfolio of Investments

Seasons Series Trust

Multi-Managed Income Portfolio

Portfolio of Investments — June 30, 2007
(unaudited)

Security Description	Shares / Principal Amount(14)	Value (Note 1)
COMMON STOCK — 15.9%
Advertising Sales — 0.2%
Lamar Advertising Co., Class A	4,110	$257,944
Aerospace/Defense — 0.4%
Boeing Co.	1,738	167,126
General Dynamics Corp.	1,738	135,946
Lockheed Martin Corp.	1,338	125,946
Raytheon Co.	2,218	119,528
		548,546
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	2,344	166,260
Agricultural Chemicals — 0.9%
Monsanto Co.	8,743	590,502
Potash Corp. of Saskatchewan, Inc.	8,730	680,678
Syngenta AG	1,048	205,225
		1,476,405
Agricultural Operations — 0.1%
Bunge, Ltd.	2,505	211,672
Apparel Manufacturers — 0.1%
Coach, Inc.†	3,311	156,908
Polo Ralph Lauren Corp.	700	68,677
		225,585
Applications Software — 0.1%
Microsoft Corp.	5,967	175,847
Audio/Video Products — 0.1%
Sony Corp. ADR	3,990	204,966
Banks-Commercial — 0.0%
Marshall & Ilsley Corp.	290	13,813
Banks-Fiduciary — 0.1%
The Bank of New York Mellon, Inc.†	4,549	188,511
Banks-Super Regional — 0.7%
Bank of America Corp.	2,695	131,758
PNC Financial Services Group, Inc.	870	62,275
SunTrust Banks, Inc.	870	74,594
US Bancorp	1,315	43,329
Wachovia Corp.	1,741	89,226
Wells Fargo & Co.	18,340	645,018
		1,046,200
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	2,072	134,369
The Coca-Cola Co.	3,172	165,927
		300,296
Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	1,741	145,043
Brewery — 0.0%
Anheuser-Busch Cos., Inc.	1,161	60,558
Cable TV — 0.1%
Comcast Corp., Special Class A†	7,985	223,261
Casino Hotels — 0.4%
Boyd Gaming Corp.	5,190	255,296
Harrah’s Entertainment, Inc.	3,135	267,290
Melco PBL Entertainment Macau, Ltd. ADR†	5,820	73,099
		595,685
Commercial Services-Finance — 0.2%
Moody’s Corp.	5,930	368,846
Computers — 1.2%
Apple, Inc.†	9,050	1,104,462
Hewlett-Packard Co.	2,154	96,112
International Business Machines Corp.	1,064	111,986
Research In Motion, Ltd.†	3,390	677,966
		1,990,526
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp.	447	29,900
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	2,978	193,123
Procter & Gamble Co.	5,483	335,505
		528,628
Diversified Manufacturing Operations — 0.2%
General Electric Co.	7,698	294,680
Honeywell International, Inc.	1,644	92,524
		387,204
Electric Products-Misc. — 0.1%
Emerson Electric Co.	2,772	129,730
Electric-Integrated — 0.4%
Dominion Resources, Inc.	1,554	134,126
FPL Group, Inc.	2,505	142,134
PG&E Corp.	2,792	126,478
Progress Energy, Inc.	1,834	83,612
Southern Co.	2,695	92,411
		578,761
Electronic Components-Semiconductors — 0.2%
Advanced Micro Devices, Inc.†	2,028	29,000
Intel Corp.	6,278	149,165

NVIDIA Corp.†	1,834	75,763
Texas Instruments, Inc.	2,885	108,563
		362,491
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	2,000	76,880
Enterprise Software/Service — 0.1%
Oracle Corp.†	6,703	132,116
Entertainment Software — 0.3%
Activision, Inc.†	12,461	232,647
Electronic Arts, Inc.†	4,796	226,947
		459,594
Finance-Credit Card — 0.0%
American Express Co.	870	53,227
Finance-Investment Banker/Broker — 1.0%
Citigroup, Inc.	3,172	162,692
J.P. Morgan Chase & Co.	2,508	121,513
KKR Private Equity Investors LP	2,117	47,632
Lehman Brothers Holdings, Inc.	4,055	302,179
Merrill Lynch & Co., Inc.	740	61,849
Morgan Stanley	2,124	178,161
The Bear Stearns Cos., Inc.	1,305	182,700
The Goldman Sachs Group, Inc.	2,430	526,702
		1,583,428
Finance-Mortgage Loan/Banker — 0.1%
Fannie Mae	1,547	101,065
Freddie Mac	1,257	76,300
		177,365
Food-Misc. — 0.3%
Campbell Soup Co.	2,601	100,945
Kellogg Co.	1,738	90,011
Kraft Foods, Inc., Class A	6,716	236,739
		427,695
Food-Retail — 0.1%
The Kroger Co.	6,883	193,619
Independent Power Producer — 0.0%
Dynegy, Inc., Class A†	45	425
Industrial Gases — 0.1%
Praxair, Inc.	1,738	125,119
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	1,470	144,810
MetLife, Inc.	1,077	69,445
XL Capital, Ltd., Class A	1,064	89,684
		303,939
Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	5,705	277,491
Internet Security — 0.0%
Symantec Corp.†	2,218	44,804
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.	580	45,414
Medical Instruments — 0.2%
Medtronic, Inc.	2,978	154,439
St. Jude Medical, Inc.†	1,931	80,117
		234,556
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	1,074	55,472
Medical Products — 0.2%
Baxter International, Inc.	2,315	130,427
Johnson & Johnson	1,672	103,029
		233,456
Medical-Biomedical/Gene — 0.5%
Celgene Corp.†	8,745	501,351
Genentech, Inc.†	2,985	225,845
Genzyme Corp.†	1,667	107,355
		834,551
Medical-Drugs — 0.7%
Abbott Laboratories	3,195	171,092
Bristol-Myers Squibb Co.	2,411	76,091
Merck & Co., Inc.	2,961	147,458
Novartis AG ADR	1,742	97,674
Pfizer, Inc.	2,978	76,147
Roche Holding AG	2,286	406,858
Wyeth	3,462	198,511
		1,173,831
Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	2,895	351,337
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	259	21,450
Mining — 0.1%
Barrick Gold Corp.	4,139	120,321
Newmont Mining Corp.	1,451	56,676
		176,997
Motion Pictures & Services — 0.0%
Dreamworks Animation SKG, Inc., Class A†	2,300	66,332
Multimedia — 0.1%
The Walt Disney Co.	2,218	75,722
Time Warner, Inc.	2,221	46,730
		122,452
Networking Products — 0.1%
Cisco Systems, Inc.†	4,852	135,128
Oil Companies-Exploration & Production — 0.4%
Apache Corp.	1,840	150,126
Continental Resources, Inc.†	16,535	264,560
EOG Resources, Inc.	1,935	141,371
XTO Energy, Inc.	484	29,088
		585,145
Oil Companies-Integrated — 1.2%
Chevron Corp.	2,028	170,839
ConocoPhillips	6,377	500,594
Exxon Mobil Corp.	3,365	282,256
Hess Corp.	2,925	172,458
Occidental Petroleum Corp.	3,090	178,849
Suncor Energy, Inc.	6,105	548,962
		1,853,958

Oil Refining & Marketing — 0.2%
Valero Energy Corp.	3,467	256,073
Oil-Field Services — 0.2%
Baker Hughes, Inc.	967	81,353
Schlumberger, Ltd.	2,221	188,652
		270,005
Optical Supplies — 0.2%
Alcon, Inc.	2,255	304,222
Pharmacy Services — 0.1%
Express Scripts, Inc.†	2,900	145,029
Medco Health Solutions, Inc.†	1,015	79,160
		224,189
Retail-Apparel/Shoe — 0.2%
Abercrombie & Fitch Co., Class A	3,140	229,157
Retail-Building Products — 0.0%
Home Depot, Inc.	193	7,595
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	5,108	199,723
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	1,944	90,726
Retail-Discount — 0.2%
Target Corp.	2,338	148,697
Wal-Mart Stores, Inc.	4,042	194,460
		343,157
Retail-Drug Store — 0.1%
CVS Caremark Corp.	5,092	185,603
Walgreen Co.	651	28,345
		213,948
Retail-Jewelry — 0.1%
Tiffany & Co.	1,300	68,978
Retail-Major Department Stores — 0.3%
J.C. Penney Co., Inc.	6,035	436,813
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	1,967	139,716
Macy's, Inc.	1,834	72,957
		212,673
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.†	8,275	211,426
Telecom Services — 0.1%
Time Warner Telecom, Inc., Class A†	11,015	221,401
Telephone-Integrated — 0.3%
AT&T, Inc.	7,455	309,383
Sprint Nextel Corp.	1,354	28,041
Verizon Communications, Inc.	1,257	51,751
		389,175
Therapeutics — 0.5%
Amylin Pharmaceuticals, Inc.†	1,290	53,096
Gilead Sciences, Inc.†	17,360	673,047
ImClone Systems, Inc.†	2,185	77,262
		803,405
Transport-Services — 0.1%
United Parcel Service, Inc. Class B	1,451	105,923
Web Portals/ISP — 0.3%
Google, Inc., Class A†	800	418,704
Yahoo!, Inc.†	2,593	70,348
		489,052
Wireless Equipment — 0.2%
Nokia Oyj ADR	1,300	36,543
QUALCOMM, Inc.	8,081	350,635
		387,178
Total Common Stock (cost $20,337,879)		25,427,278
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 5.88%*(5)	2,000	47,812
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	750	17,985
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(9)	2,000	46,400
Finance-Mortgage Loan/Banker — 0.0%
Fannie Mae Series O, 7.50%(5)	468	24,912
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 5.92%(5)	2,400	55,944
Telephone-Integrated — 0.0%
AT&T, Inc.
6.38%	1,000	24,630
Total Preferred Stock (cost $226,629)		217,683

ASSET BACKED SECURITIES — 13.6%
Diversified Financial Services — 13.6%
Aesop Funding II LLC, Series 2003-3A, Class A3 3.72% due 07/20/09*	$550,000	542,257
Aesop Funding II LLC, Series 2005-1A, Class A1 3.95% due 04/20/08*	750,000	742,901
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(1)	900,000	880,383
Asset Securitization Corp., Series 1997-D5, Class A1C 6.75% due 02/14/41(1)	55,118	55,301
Banc of America Commercial Mtg, Inc., Series 2005-6, Class A4 5.18% due 09/10/47(1)(2)	105,000	101,395
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.37% due 05/20/36(3)	100,593	99,926
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(2)(3)	97,052	97,541
Banc of America Large Loan, Series 2006-277A, Class PAA 5.27% due 10/10/45*(1)(2)	145,000	136,473
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.82% due 11/11/41(1)	930,000	880,011
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(1)	50,000	49,009
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class H 5.74% due 02/11/44*(1)(2)	85,000	75,664
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class F 5.75% due 09/11/38*(1)(2)	60,000	56,341
Bear Stearns Commercial Mtg. Securities, Inc., Series 2006-PW12, Class G 5.75% due 09/11/38*(1)	33,000	30,130
Capital One Auto Finance Trust, Series 2003-B, Class A4 3.18% due 09/15/10	505,210	503,188
Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4 3.65% due 07/15/11	500,000	490,586
Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6 2.90% due 05/17/10	990,000	969,319
Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4 3.20% due 08/24/09	500,000	498,619
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(1)(2)	300,000	290,498
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)	244,000	235,397
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	900,000	899,306
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3 5.66% due 03/25/34	126,000	124,609
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(3)	244,039	244,584
Crown Castle Towers LLC, Series 2006-1A Class E 6.07% due 11/15/36*(1)	175,000	171,747
CS First Boston Mtg. Securities Corp., Series 1997-C2, Class A3 6.55% due 01/17/35(1)	70,294	70,371
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(1)	930,000	874,911
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(1)	600,000	587,083
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 6.62% due 03/06/20*(1)(4)(5)	170,000	170,000
GSR Mtg. Loan Trust,
Series 2005-AR2, Class 1A2 4.59% due 04/25/35(2)(3)	505,822	503,343
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	771,110	754,373
Hertz Vehicle Financing LLC, Series 2004-1A, Class A3 2.85% due 05/25/09*	1,100,000	1,084,093
Household Automotive Trust, Series 2003-2, Class A4 3.02% due 12/17/10	119,597	118,541
Impac CMB Trust, Series 2005-4, Class 1A1A 5.59% due 06/25/35(3)(5)	395,407	396,303
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(1)	600,000	583,217
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB19, Class AJ 5.75% due 02/12/49(1)	85,000	84,213
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(1)	50,000	49,055
LB-UBS Commercial Mtg. Trust Series 2001-C7, Class A5 6.13% due 12/11/30(1)	240,000	244,636

Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.53% due 12/25/34(2)(3)	348,942	345,320
Merrill Lynch Mtg. Investors Trust, Series 2004-A1, Class 3A 4.85% due 02/25/34(2)(3)	80,800	79,450
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	400,000	380,310
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(1)(2)	1,300,000	1,303,553
Merrill Lynch/ Countrywide Commercial Mtg. Trust, Series 2007-5, Class H 5.92% due 08/25/48*(2)	50,000	43,214
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	1,390,000	1,306,555
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(1)	63,000	60,186
MortgageIT Trust, Series 2005-4, Class A1 5.60% due 10/25/35(3)(5)	724,493	725,020
Nissan Auto Receivables Owner Trust, Series 2004-A, Class A4 2.76% due 07/15/09	401,781	396,839
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(1)	500,000	519,530
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(4)	80,000	78,726
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	210,000	216,152
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	226,182	215,887
USAA Auto Owner Trust, Series 2004-1, Class A4 2.67% due 10/15/10	579,770	578,203
Wachovia Bank Commercial Mtg. Trust, Series 2006-C27, Class A3 5.76% due 07/15/45(1)	40,000	39,643
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 5.66% due 09/15/21*(1)(5)	125,000	124,985
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.54% due 03/25/35(2)(3)	703,860	688,056
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.55% due 01/25/35(2)(3)	882,251	866,669
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(2)(3)	55,913	56,055

Total Asset Backed Securities (cost $22,286,149)		21,719,677
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(6)(7) (cost $5,000)	5,000	5,200
CORPORATE BONDS & NOTES — 22.0%
Aerospace/Defense — 0.1%
Raytheon Co. Senior Notes 6.75% due 08/15/07	45,000	45,059
Raytheon Co. Senior Notes 6.75% due 03/15/18	27,000	28,779
		73,838
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 6.10% due 05/15/12	21,000	21,547
Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	4,825
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	10,000	10,100
		14,925
Airlines — 0.4%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	63,988	61,349
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	20,000	19,950
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	400,000	400,000
Continental Airlines, Inc. Pass Through Certs. Series 1981-A 6.65% due 03/15/19	55,673	56,090

Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	65,000	64,431
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	13,012	13,061
Southwest Airlines Co. Senior Notes 5.13% due 03/01/17	15,000	13,607
		628,488
Auto-Cars/Light Trucks — 0.4%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.71% due 03/13/09(5)	15,000	15,028
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	120,000	123,935
DaimlerChrysler NA Holding Corp. Company Guar. Notes 7.30% due 01/15/12	330,000	349,994
Ford Motor Co. Debentures 6.38% due 02/01/29	15,000	11,063
Ford Motor Co. Notes 7.45% due 07/16/31	160,000	127,800
General Motors Corp. Debentures 8.25% due 07/15/23	10,000	9,113
General Motors Corp. Senior Bonds 8.38% due 07/15/33	16,000	14,600
		651,533
Banks-Commercial — 0.1%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	15,000	15,098
Compass Bank Notes 5.50% due 04/01/20	30,000	28,635
First Maryland Capital II 6.21% due 02/01/27(5)	32,000	31,464
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	23,000	22,985
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	30,000	28,896
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	15,000	14,975
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	29,814
US Bank NA Notes 3.90% due 08/15/08	6,000	5,885
		177,752
Banks-Money Center — 0.0%
RBS Capital Trust I Bank 4.71% due 07/01/13(5)(8)	19,000	17,686
Banks-Super Regional — 1.1%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	190,000	182,788
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	1,024,000	981,672
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	63,000	62,689
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	27,000	27,139
Wachovia Capital Trust III 5.80% due 03/15/11(5)(8)	435,000	433,104
		1,687,392
Brewery — 0.0%
Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	37,000	33,855
Broadcast Services/Program — 0.4%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	170,000	177,556
Liberty Media LLC Senior Notes 7.75% due 07/15/09	290,000	300,077
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	10,000	9,900
Turner Broadcasting Senior Notes 8.38% due 07/01/13	140,000	156,410
		643,943
Building Products-Air & Heating — 0.0%
American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	13,000	13,106
Building-Residential/Commerical — 0.3%
Centex Corp. Senior Notes 5.45% due 08/15/12	15,000	14,312
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	285,000	262,916
Lennar Corp. Company Guar. Notes 5.95% due 10/17/11	15,000	14,787

Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	20,000	20,756
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	185,000	196,029
		508,800
Cable TV — 1.1%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	250,000	279,078
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12	10,000	9,875
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	7,000	7,289
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	20,000	21,400
Comcast Cable Communications, Inc. Company Guar. Notes 8.50% due 05/01/27	80,000	94,449
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	20,000	19,370
Comcast Corp. Company Guar. Notes 6.50% due 01/15/15	15,000	15,380
Comcast Corp. Company Guar. Notes 6.50% due 11/15/35	520,000	504,061
Cox Communications, Inc. Senior Notes 5.45% due 12/15/14	300,000	290,236
Cox Communications, Inc. Bonds 6.45% due 12/01/36*	230,000	221,210
Time Warner Cable, Inc. Senior Notes 5.85% due 05/01/17*	185,000	179,940
Time Warner Cable, Inc. Senior Notes 6.55% due 05/01/37*	190,000	183,636
		1,825,924
Casino Hotels — 0.1%
Harrah’s Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	150,000	145,312
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	10,000	9,050
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	10,175
		164,537
Cellular Telecom — 0.5%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	4,000	4,190
Centennial Communications Corp. Senior Notes 11.10% due 01/01/13(5)	25,000	26,125
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	630,000	677,363
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	5,000	5,162
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	2,000	2,065
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	3,000	3,098
Rural Cellular Corp. Senior Sub. Notes 8.36% due 06/01/13*(5)	5,000	4,975
		722,978
Chemicals-Diversified — 0.1%
EI Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	9,000	8,580
ICI Wilmington, Inc.
Company Guar. Notes 7.05% due 09/15/07	36,000	36,085
Lyondell Chemical Co. Company Guar. Notes 8.00% due 09/15/14	10,000	10,275
Rohm & Haas Co. Senior Notes 7.85% due 07/15/29	13,000	14,856
		69,796
Chemicals-Specialty — 0.2%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	225,000	208,912
Cytec Industries, Inc. Notes 5.50% due 10/01/10	80,000	79,326
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	15,000	16,069
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	35,000	35,350
		339,657
Coal — 0.2%
Peabody Energy Corp. Company Guar. Notes 5.88% due 04/15/16	95,000	88,825

Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	195,000	198,900
		287,725
Commercial Services — 0.0%
The ServiceMaster Co. Notes 7.88% due 08/15/09	12,000	12,443
Commercial Services-Finance — 0.0%
The Western Union Co. Senior Notes 5.40% due 11/17/11	42,000	41,436
Computer Services — 0.2%
Computer Sciences Corp. Notes 3.50% due 04/15/08	15,000	14,767
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	260,000	264,794
		279,561
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	10,000	10,125
Consumer Products-Misc. — 0.0%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	5,000	5,038
Containers-Paper/Plastic — 0.3%
Pactiv Corp. Senior Notes 5.88% due 07/15/12	115,000	115,298
Pactiv Corp. Bonds 7.95% due 12/15/25	65,000	69,591
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	19,000	18,620
Sealed Air Corp. Senior Notes 5.38% due 04/15/08*	275,000	273,501
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	50,000	48,500
		525,510
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	10,000	10,650
Diversified Financial Services — 0.0%
AXA Financial, Inc. Senior Notes 6.50% due 04/01/08	15,000	15,105
Diversified Manufacturing Operations — 0.0%
Cooper US, Inc. Company Guar. Notes 6.10% due 07/01/17	25,000	25,315
Diversified Operations — 0.4%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	500,000	493,448
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17*	100,000	98,405
		591,853
Electric-Generation — 0.0%
The AES Corp. Senior Notes 8.88% due 02/15/11	20,000	21,075
Electric-Integrated — 1.2%
American Electric Power Co., Inc. Senior Notes 4.71% due 08/16/07(9)	18,000	17,981
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	30,000	30,039
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	30,000	27,731
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	30,000	29,369
Consumers Energy Co. 1st Mtg. Bonds
Series C 4.25% due 04/15/08	30,000	29,696
Dominion Resources, Inc. Senior Notes 5.60% due 11/15/16	15,000	14,558
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08(9)	33,000	33,040
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/66(5)	27,000	27,156
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	15,000	14,382
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	45,000	44,903
Mackinaw Power LLC Secured Notes 6.30% due 10/31/23*	33,000	33,106
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	10,108
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	11,000	10,164

Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	440,000	468,504
Pepco Holdings, Inc. Senior Notes 5.50% due 08/15/07	204,000	204,082
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	15,000	15,391
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	15,000	16,014
PSI Energy, Inc. Debentures 7.85% due 10/15/07	48,000	48,270
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	47,000	44,761
Southern Energy, Inc. Notes 7.90% due 07/15/09†(4)(6)(7)	30,000	0
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	150,000	151,194
TXU Corp. Senior Notes 4.80% due 11/15/09	280,000	272,427
Union Electric Co. Secured Notes 6.40% due 06/15/17	320,000	326,467
		1,869,343
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	5,000	5,150
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16*	15,000	14,100
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	30,000	30,546
		49,796
Electronic Parts Distribution — 0.2%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	350,000	354,639
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	10,000	9,450
Finance-Auto Loans — 0.5%
Ford Motor Credit Co. Notes 5.70% due 01/15/10	130,000	124,195
Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09	7,000	6,852
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	155,000	153,862
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	5,000	4,999
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	30,000	28,730
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	40,000	39,346
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	484,000	473,024
		831,008
Finance-Commercial — 0.0%
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	16,000	16,146
Finance-Consumer Loans — 0.0%
HSBC Finance Corp. Notes 4.75% due 07/15/13	24,000	22,660
John Deere Capital Corp. Debentures 5.10% due 01/15/13	18,000	17,488
		40,148
Finance-Credit Card — 0.1%
Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	19,000	19,514
Discover Financial Services Notes 6.45% due 06/12/17*	88,000	87,882
		107,396
Finance-Investment Banker/Broker — 1.6%
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	290,000	284,755
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	1,025,000	984,266
JPMorgan Chase & Co. Senior Notes 5.38% due 01/15/14	30,000	29,438
Lazard Group Senior Notes 6.85% due 06/15/17*	520,000	520,359
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	360,000	337,796
Morgan Stanley Sub. Notes 4.75% due 04/01/14	490,000	457,581

The Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	15,000	14,175
		2,628,370
Finance-Mortgage Loan/Banker — 0.6%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	45,000	43,543
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	300,000	297,887
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	185,000	181,689
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	60,000	56,241
Residential Capital LLC Company Guar. Notes 6.38% due 06/30/10	15,000	14,806
Residential Capital LLC Senior Notes 6.50% due 06/01/12	260,000	253,706
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	15,000	14,499
Residential Capital LLC Company Guar. Notes 6.88% due 06/30/15	66,000	64,014
		926,385
Finance-Other Services — 0.3%
SB Treasury Co. LLC Bonds 9.40% due 06/30/08*(5)(8)	480,000	496,650
Food-Meat Products — 0.4%
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/16	590,000	605,777
Food-Misc. — 0.3%
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	15,000	14,883
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	520,000	528,503
		543,386
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	25,000	23,688
Gas-Distribution — 0.2%
Energen Corp. Notes 7.63% due 12/15/10	290,000	306,686
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(9)	6,000	5,040
Hotel/Motel — 0.1%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	155,000	149,493
Independent Power Producers — 0.1%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(10)	40,000	43,200
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	25,000	25,062
		68,262
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	15,000	14,645
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	5,000	5,125
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	200,000	195,839
		215,609
Insurance-Life/Health — 0.2%
Americo Life, Inc. Notes
7.88% due 05/01/13*	22,000	22,262
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(5)	280,000	287,303
Monumental Global Funding II Notes 5.65% due 07/14/11*	18,000	18,095
		327,660
Insurance-Multi-line — 0.5%
Metropolitan Life Global Funding I Sec. Notes 5.75% due 07/25/11*	15,000	15,120
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	120,000	118,670
The Allstate Corp. Senior Notes 7.20% due 12/01/09	38,000	39,489
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	255,000	249,721
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	340,000	329,583
		752,583

Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Bonds 7.50% due 08/15/36*	130,000	131,842
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	320,000	311,332
		443,174
Insurance-Property/Casualty — 0.9%
Ace Capital Trust II 9.70% due 04/01/30	260,000	336,276
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(5)	465,000	443,755
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	275,000	295,556
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	139,162
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	20,000	19,367
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	202,963
		1,437,079
Investment Management/Advisor Services — 0.3%
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	450,000	453,882
Machinery-Farming — 0.0%
Case Corp. Notes 7.25% due 01/15/16	10,000	10,150
Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	345,000	348,904
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 6.38% due 06/01/37*	30,000	29,351
Medical-Drugs — 0.0%
Abbott Laboratories Notes 5.88% due 05/15/16	15,000	15,004
American Home Products Corp. Notes 6.95% due 03/15/11	20,000	20,930
Wyeth Bonds 5.50% due 02/01/14	25,000	24,640
		60,574
Medical-HMO — 0.0%
Coventry Health Care, Inc. Senior Notes 5.95% due 03/15/17	11,000	10,731
UnitedHealth Group, Inc. Bonds 6.50% due 06/15/37*	18,000	18,047
WellPoint, Inc. Notes 3.75% due 12/14/07	17,324	17,188
		45,966
Medical-Hospitals — 0.0%
HCA, Inc. Senior Notes 6.25% due 02/15/13	25,000	22,562
HCA, Inc. Sec Notes. 9.13% due 11/15/14*	15,000	15,769
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	10,000	10,650
		48,981
Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	370,000	355,785
Cardinal Health, Inc. Senior Notes 5.80% due 10/15/16*	60,000	58,114
		413,899
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	22,000	21,876
Metal-Aluminum — 0.0%
Alcoa, Inc. Notes 6.00% due 01/15/12	18,000	18,042
Alcoa, Inc. Bonds 6.50% due 06/15/18	38,000	37,969
		56,011
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	10,000	10,675
Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	15,000	13,277
Multimedia — 0.8%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	210,000	224,988

Belo Corp. Senior Notes 6.75% due 05/30/13	15,000	15,194
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	45,000	47,452
News America, Inc. Debentures 7.28% due 06/30/28	365,000	382,284
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	15,000	15,744
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	145,000	166,451
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	39,000	45,261
Viacom, Inc. Senior Notes 6.25% due 04/30/16	337,000	331,926
Viacom, Inc. Senior Notes 6.88% due 04/30/36	15,000	14,492
		1,243,792
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	14,000	14,318
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	15,000	16,504
		30,822
Office Automation & Equipment — 0.2%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	10,000	10,177
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	51,000	48,155
Xerox Corp. Senior Notes 5.50% due 05/15/12	305,000	299,760
		358,092
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	30,000	29,293
Apache Corp. Senior Notes 6.25% due 04/15/12	50,000	51,256
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	40,000	40,700
Sabine Pass LNG LP Sec. Notes. 7.50% due 11/30/16*	20,000	19,900
		141,149
Oil Companies-Integrated — 0.1%
Hess Corp. Notes 7.13% due 03/15/33	15,000	15,774
Hess Corp. Bonds 7.88% due 10/01/29	15,000	16,908
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	59,000	64,140
		96,822
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc.. Company Guar. Notes 6.75% due 05/01/14	36,000	36,783
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	30,000	29,862
		66,645
Oil-Field Services — 0.0%
Hanover Compressor Co. Senior Notes 9.00% due 06/01/14	20,000	21,150
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37*	24,000	24,433
		45,583
Paper & Related Products — 0.2%
Bowater, Inc. Notes 6.50% due 06/15/13	25,000	21,719
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	5,000	4,812
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	5,000	4,800
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	230,000	229,058
		260,389
Pipelines — 0.3%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	30,000	31,999
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	25,000	25,375
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	15,000	15,557

Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	10,350
Kinder Morgan Energy Partners LP Senior Notes 6.00% due 02/01/17	350,000	342,517
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	20,000	21,500
		447,298
Publishing-Newspapers — 0.0%
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	15,000	12,754
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	10,000	9,350
Radio — 0.3%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	390,000	400,021
Real Estate Investment Trusts — 2.0%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	20,000	19,714
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	90,000	87,154
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	270,000	269,744
Colonial Properties Trust Notes 6.25% due 06/15/14	40,000	40,545
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	300,000	294,740
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	180,000	176,389
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	200,000	194,981
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	460,000	459,673
Kimco Realty Corp. Notes 5.58% due 11/23/15	375,000	365,635
Liberty Property LP Senior Notes 7.25% due 03/15/11	200,000	209,817
Liberty Property LP Senior Notes 8.50% due 08/01/10	210,000	227,656
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	27,000	25,903
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	15,000	14,741
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	9,000	8,582
Simon Property Group LP Notes 4.60% due 06/15/10	185,000	180,137
Simon Property Group LP Notes 5.38% due 08/28/08	8,000	7,962
Simon Property Group LP Notes 5.38% due 06/01/11	250,000	248,125
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	310,000	310,535
Vornado Realty LP Notes 4.50% due 08/15/09	15,000	14,680
		3,156,713
Real Estate Management/Services — 0.3%
AMB Property LP
Senior Notes 5.45% due 12/01/10	415,000	412,709
Real Estate Operations & Development — 0.5%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	420,000	417,646
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	130,000	122,871
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	180,000	171,302
Regency Centers LP Senior Notes 5.88% due 06/15/17	20,000	19,668
		731,487
Recycling — 0.0%
Aleris International, Inc. Senior Notes 9.00% due 12/15/14*	10,000	10,088
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	5,000	5,050
		15,138
Rental Auto/Equipment — 0.0%
Erac USA Finance Co. Notes 7.35% due 06/15/08*	40,000	40,547

United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	10,000	10,013
		50,560
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	10,000	10,325
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 5.88% due 04/05/27	30,000	28,994
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	435,000	419,698
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	30,000	29,068
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	29,681	28,806
		477,572
Retail-Regional Department Stores — 0.0%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	15,000	14,620
J.C. Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	3,000	2,896
		17,516
Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/13(5)	16,000	15,676
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	46,000	44,881
Washington Mutual Bank Sub. Notes 5.13% due 01/15/15	50,000	47,140
Washington Mutual Bank Sub. Notes 5.50% due 01/15/13	38,000	37,136
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	40,000	39,691
Western Financial Bank Senior Debentures 9.63% due 05/15/12	31,000	33,205
		217,729
School — 0.2%
Massachusetts Institute of Technology Notes 7.25% due 11/02/96	200,000	239,059
Special Purpose Entities — 0.4%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	45,000	42,989
Capital One Capital IV Company Guar. Notes 6.75% due 02/17/37	15,000	13,802
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	34,000	35,615
Cyrus Reinsurance Holdings SPC Senior Notes 6.36% due 09/01/08*(4)(5)	16,000	16,000
Farmers Exchange Capital Notes 7.05% due 07/15/28*	430,000	435,602
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	13,000	12,344
Pricoa Global Funding I Notes 5.30% due 09/27/13*	30,000	29,491
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	21,000	20,591
		606,434
Steel-Producers — 0.0%
International Steel Group, Inc.
Senior Notes 6.50% due 04/15/14	30,000	30,591
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	15,000	14,942
United States Steel Corp. Senior Notes 6.65% due 06/01/37	12,000	11,621
		57,154
Telecom Services — 0.4%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	24,000	23,717
Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	15,375
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	540,000	604,888
		643,980
Telephone-Integrated — 0.7%
AT&T Corp. Senior Notes 7.30% due 11/15/11	14,000	14,903
BellSouth Corp. Senior Notes 6.00% due 10/15/11	50,000	50,633
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	15,000	14,998

Level 3 Financing, Inc. Senior Notes 8.75% due 02/15/17*	5,000	4,944
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	15,000	16,411
SBC Communications, Inc. Notes 5.10% due 09/15/14	610,000	581,842
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	30,000	28,556
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	280,000	294,591
Verizon New York, Inc. Debentures 6.88% due 04/01/12	27,000	28,150
		1,035,028
Television — 0.3%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	170,000	179,759
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	270,000	279,195
Paxson Communication Corp. Sec. Senior Notes 11.61% due 01/15/13*(5)	15,000	15,525
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	5,000	4,975
		479,454
Tobacco — 0.3%
Altria Group, Inc. Senior Notes 7.00% due 11/04/13	515,000	546,234
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	3,014	3,120
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	70,730	79,571
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	15,733	16,736
		99,427
Transport-Rail — 0.0%
BNSF Funding Trust I 6.61% due 12/15/55(5)	30,000	27,403
Burlington Northern Santa Fe Corp. Notes 6.15% due 05/01/37	23,000	22,354
Union Pacific Corp. Notes 3.88% due 02/15/09	5,000	4,886
Union Pacific Corp. Debentures 7.00% due 02/01/16	9,000	9,450
		64,093
Transport-Services — 0.1%
Federal Express Corp. Pass Through Certs. Series 1981A, Class A 6.72% due 01/15/22	138,022	145,186
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	15,000	15,013
Ryder System, Inc. Notes 5.85% due 03/01/14	8,000	7,869
Ryder System, Inc. Notes 5.85% due 11/01/16	20,000	19,325
		187,393
Total Corporate Bonds & Notes (cost $35,693,799)		35,332,623
FOREIGN CORPORATE BONDS & NOTES — 6.3%
Agricultural Chemicals — 0.2%
Agrium, Inc.
Senior Notes 7.13% due 05/23/36	370,000	383,501
Airport Development/Maintenance — 0.2%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	280,522	283,187
Banks-Commercial — 0.8%
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 5.39% due 12/30/09(5)(8)	23,000	19,332
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	330,000	355,513
Russian Agricultural Bank Bonds 6.30% due 05/15/17*	245,000	239,806
Russian Agricultural Bank Bonds 7.18% due 05/16/13	275,000	283,467
Societe Generale Sub. Notes 5.92% due 04/05/17*(5)(8)	15,000	14,523
VTB Capital SA Senior Notes 6.25% due 07/02/35*	350,000	348,250
		1,260,891

Banks-Money Center — 0.4%
HBOS Capital Funding LP
Bank Guar. Bonds
6.85% due 03/29/09(8)	38,000	37,026
Mizuho Financial Group Cayman, Ltd.
Bank Guar. Notes
5.79% due 04/15/14*	605,000	604,010
Mizuho Financial Group Cayman, Ltd.
Bank Guar. Bonds
8.38% due 04/27/09(8)	35,000	36,546
National Westminster Bank PLC
Sub. Notes
7.75% due 10/16/07(5)(8)	13,000	13,068
		690,650
Brewery — 0.6%
CIA Brasileira de Bebidas
Notes
8.75% due 09/15/13	250,000	284,375
CIA Brasileira de Bebidas
Company Guar. Notes
10.50% due 12/15/11	160,000	188,000
SABMiller PLC
Notes
6.50% due 07/01/16*	500,000	513,678
		986,053
Building Products-Cement — 0.0%
C8 Capital SPV, Ltd.
Notes
6.64% due 12/31/14*(5)(8)	52,000	51,407
Cellular Telecom — 0.0%
America Movil SA de CV
Bonds
6.38% due 03/01/35	18,000	17,682
Containers-Metal/Glass — 0.0%
Consumers International, Inc.
Senior Notes
10.25% due 04/01/05†(4)(6)	20,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.
Senior Notes
7.00% due 06/15/13	15,000	15,064
Diversified Financial Services — 0.0%
CIT Group Funding Co. of Canada
Company Guar. Notes
5.20% due 06/01/15	26,000	24,175
Diversified Manufacturing Operations — 0.0%
Tyco International Group SA
Company Guar. Notes
6.00% due 11/15/13	30,000	30,805
Diversified Minerals — 0.2%
Vale Overseas, Ltd.
Company Guar. Bonds
6.88% due 11/21/36	235,000	236,219
Diversified Operations — 0.4%
Hutchison Whampoa Finance, Ltd.
Company Guar. Notes
7.50% due 08/01/27*	20,000	22,026
Hutchison Whampoa International, Ltd.
Company Guar. Notes
7.45% due 11/24/33*	350,000	386,303
Hutchison Whampoa International, Ltd.
Company Guar. Notes
5.45% due 11/24/10*	170,000	169,315
		577,644
Electric-Generation — 0.3%
Abu Dhabi National Energy Co.
Notes
6.50% due 10/27/36*	520,000	504,523
Electric-Integrated — 0.0%
Empresa Nacional de Electricidad SA
Bonds
7.33% due 02/01/37	24,000	25,081
Finance-Other Services — 0.0%
Lukoil International Finance BV
Company Guar. Notes
6.36% due 06/07/17*	18,000	17,406
Food-Retail — 0.0%
Delhaize Group
Notes
6.50% due 06/15/17*	24,000	24,095
Gas-Distribution — 0.0%
Nakilat, Inc.
Sec. Notes
6.07% due 12/31/33*	20,000	18,741
Insurance-Multi-line — 0.4%
Aegon NV
Sub. Bonds
5.36% due 07/15/14(5)(8)	33,000	28,809
AXA SA
Sub. Notes
6.38% due 12/14/36*(5)(8)	23,000	20,748
AXA SA
Sub. Notes
8.60% due 12/15/30	430,000	523,961
ING Groep NV
Bonds
5.78% due 12/08/15(5)(8)	38,000	36,676
		610,194
Insurance-Property/Casualty — 0.2%
Xl Capital (Europe) PLC
Company Guar. Notes
6.50% due 01/15/12	230,000	236,183
Investment Companies — 0.0%
Canadian Oil Sands, Ltd.
Notes
5.80% due 08/15/13*	29,000	28,654

Machinery-Construction & Mining — 0.0%
Atlas Copco AB
Bonds
5.60% due 05/22/17*	27,000	26,309
Medical-Drugs — 0.0%
Angiotech Pharmaceuticals, Inc.
Company Guar. Notes
7.75% due 04/01/14	15,000	14,137
Elan Finance PLC
Company Guar. Bonds
7.75% due 11/15/11	15,000	15,019
		29,156
Metal-Aluminum — 0.0%
Alcan, Inc.
Senior Notes
5.75% due 06/01/35	15,000	13,296
Metal-Diversified — 0.1%
Inco, Ltd.
Bonds
7.20% due 09/15/32	126,000	133,917
Oil Companies-Exploration & Production — 0.0%
Nexen, Inc.
Bonds
6.40% due 05/15/37	25,000	23,901
Paper & Related Products — 0.1%
Abitibi-Consolidated, Inc.
Notes
8.55% due 08/01/10	10,000	9,550
Alto Parana SA
Company Guar. Notes
6.38% due 06/09/17*	130,000	129,898
		139,448
Pipelines — 0.1%
Enbridge, Inc.
Bonds
5.80% due 06/15/14	47,000	46,612
Kinder Morgan Finance Co. ULC
Company Guar. Notes
5.70% due 01/05/16	27,000	24,886
		71,498
Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc.
Notes
8.13% due 12/15/08	33,000	34,158
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd.
Company Guar. Notes
8.87% due 01/15/15(5)	15,000	15,319
Intelsat, Ltd.
Senior Notes
6.50% due 11/01/13	15,000	12,037
		27,356
Special Purpose Entities — 0.8%
Hybrid Capital Funding I LP
Sub. Notes
8.00% due 06/30/11(8)	40,000	40,605
National Gas Co.
Notes
6.05% due 01/15/36*	340,000	323,925
Petroleum Export, Ltd.
Senior Notes
5.27% due 06/15/11*	252,955	248,336
Rio Tinto Finance USA, Ltd.
Notes
2.63% due 09/30/08	15,000	14,478
UFJ Finance Aruba AEC
Bonds
6.75% due 07/15/13	555,000	586,021
		1,213,365
Telecom Services — 0.0%
Telenet Group Holdings NV
Disc. Notes
11.50% due 06/15/14*(9)	5,000	4,725
TELUS Corp.
Notes
8.00% due 06/01/11	38,000	40,635
		45,360
Telephone-Integrated — 1.2%
British Telecommunications PLC
Bonds
8.63% due 12/15/30	30,000	39,264
Deutsche Telekom International Finance BV
Company Guar. Bonds
8.00% due 06/15/10	400,000	426,344
Deutsche Telekom International Finance BV
Company Guar. Bonds
8.25% due 06/15/30	190,000	227,727
France Telecom SA
Bonds
7.75% due 03/01/11	220,000	235,042
France Telecom SA
Notes
8.50% due 03/01/31	190,000	238,734
Telecom Italia Capital SA
Company Guar. Bonds
5.25% due 10/01/15	10,000	9,299
Telecom Italia Capital SA
Company Guar. Notes
6.00% due 09/30/34	200,000	180,185
Telecom Italia Capital SA
Company Guar. Bonds
6.20% due 07/18/11	490,000	496,072
Telefonica Emisiones SAU
Company Guar. Notes
6.22% due 07/03/17	24,000	23,940
		1,876,607

Transport-Marine — 0.3%
DP World, Ltd.
Bonds
6.85% due 07/02/37*		463,000	462,060
Transport-Rail — 0.0%
Canadian National Railway Co.
Notes
6.38% due 10/15/11		30,000	30,836
Total Foreign Corporate Bonds & Notes
(cost $10,262,743)			10,149,422
FOREIGN GOVERNMENT AGENCIES — 3.1%
Sovereign — 3.1%
Federal Republic of Brazil
Notes
8.00% due 01/15/18		20,000	21,980
Federal Republic of Brazil
Notes
10.00% due 01/01/17	BRL	220,000	1,093,539
Federal Republic of Brazil
Bonds
10.50% due 07/14/14		35,000	44,065
Federal Republic of Brazil
Bonds
12.50% due 01/05/16		2,125,000	1,185,598
Province of Quebec
Debentures
7.50% due 09/15/29		41,000	49,616
Republic of Argentina
Bonds
5.50% due 08/03/12(5)		50,000	36,500
Republic of Argentina
Notes
8.28% due 12/31/33		79,553	76,768
Republic of Argentina
Notes
10.46% due 02/20/08(5)	ARS	2,393,700	783,836
Republic of Turkey
Notes
9.00% due 06/30/11		35,000	38,413
Republic of Turkey
Senior Notes
11.88% due 01/15/30		100,000	153,250
Republic of Venezuela
Notes
8.50% due 10/08/14		20,000	20,250
Republic of Venezuela
Bonds
9.25% due 09/15/27		150,000	156,375
Russian Federation
Bonds
7.50% due 03/31/30(9)		99,500	109,599
Russian Federation
Bonds
7.50% due 03/31/30*(9)		19,900	21,840
Russian Federation
Notes
8.25% due 03/31/10		10,000	10,377
United Mexican States
Notes
6.75% due 09/27/34		375,000	399,938
United Mexican States
Bonds
9.00% due 12/24/09	MXN	7,975,000	762,252

Total Foreign Government Agencies
(cost $4,910,932)			4,964,196
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank
8.36% due 12/15/13(15)(16)
(cost $218,900)		218,900	220,051
MUNICIPAL BONDS & NOTES — 0.2%
Phoenix, Arizona, Civic Improvement Corp. Excise Tax Revenue
6.30% due 07/01/08		100,000	101,028
Southern California Public Power Authority Power Project,
Series B
6.93% due 05/15/17		125,000	137,356
Total Municipal Bond & Notes
(cost $228,992)			238,384
U.S. GOVERNMENT AGENCIES — 34.3%
Federal Home Loan Mtg. Corp. — 6.7%
4.50% due 04/01/19		214,737	204,346
5.00% due 12/01/20		42,797	41,391
5.00% due 05/01/21		1,818,909	1,759,188
5.00% due 07/01/21		218,547	211,245
5.00% due 10/01/33		63,095	59,432
5.00% due 05/01/34		143,005	134,610
5.00% due 05/01/34		96,918	91,229
5.00% due 06/01/34		155,341	146,223
5.00% due 02/01/35		369,584	347,340
5.00% due 07/01/35		100,065	94,042
5.00% due 08/01/35		132,543	124,566
5.00% due 09/01/35		451,618	424,436
5.00% due 11/01/35		90,186	84,758
5.00% due 12/01/35		927,701	871,865
5.00% due July TBA		3,100,000	2,905,283
5.50% due 07/01/34		96,274	93,206
5.50% due 07/01/35		110,289	106,620
5.50% due 05/01/37		93,441	90,123
5.50% due July TBA		1,350,000	1,301,906
5.71% due 08/01/36(5)		319,810	317,692
5.81% due 01/01/37(5)		105,081	104,184
5.82% due 01/01/37(5)		63,854	63,743
6.00% due 09/01/26		486,156	486,113
6.00% due 12/01/33		136,782	136,369
6.00% due 08/01/36		48,380	47,969
6.50% due 05/01/16		10,458	10,697
6.50% due 05/01/29		24,837	25,372
6.50% due 11/01/34		27,848	28,274
6.50% due 03/01/36		70,151	70,906
6.50% due 05/01/36		1,888	1,908
7.00% due 04/01/32		22,502	23,194
8.50% due 11/01/08		4,614	4,672

8.50% due 12/01/19		60	63
Federal Home Loan Mtg. Corp.,
REMIC Series 2635, Class NJ
3.00% due 03/15/17		189,462	177,341
Federal Home Loan Mtg. Corp.,
REMIC Series 2586, Class NK
3.50% due 08/15/16		82,507	78,948
Federal Home Loan Mtg. Corp.,
REMIC Series 1577, Class PK
6.50% due 09/15/23		96,000	98,168
Federal Home Loan Mtg. Corp.,
REMIC Series 1226, Class Z
7.75% due 03/15/22		7,338	7,322
			10,774,744
Federal National Mtg. Assoc. — 25.9%
4.56% due 01/01/15		875,288	828,497
4.75% due 12/15/10		15,000	14,789
5.00% due 03/01/18		82,232	79,774
5.00% due 06/01/19		23,437	22,708
5.00% due 09/01/35		692,607	650,735
5.00% due 10/01/35		2,620,775	2,462,335
5.00% due 01/01/37		295,854	277,212
5.00% due July TBA		2,400,000	2,319,000
5.00% due July TBA		5,500,000	5,152,813
5.30% due 11/01/15		831,651	802,739
5.50% due 03/01/18		84,906	83,946
5.50% due 06/01/19		92,221	91,068
5.50% due 06/01/20		606,983	598,443
5.50% due 07/01/20		369,175	363,981
5.50% due 03/01/21		421,247	415,321
5.50% due 04/01/21		139,249	137,218
5.50% due 04/01/21		465,272	458,484
5.50% due 06/01/21		372,510	367,075
5.50% due 09/01/21		435,381	429,029
5.50% due 12/01/33		222,963	216,027
5.50% due 05/01/34		25,141	24,359
5.50% due 06/01/34		68,983	66,788
5.50% due 12/01/35		162,328	156,960
5.50% due 02/01/36(5)		76,757	76,579
5.50% due 06/01/36		4,907,885	4,756,249
5.50% due 11/01/36		327,072	315,611
5.50% due 11/01/36		184,284	177,826
5.50% due 12/01/36		238,846	228,979
5.50% due 12/01/36		48,029	46,346
5.50% due July TBA		1,800,000	1,773,000
5.50% due July TBA		4,245,000	4,093,772
5.92% due 10/01/11		442,706	449,121
6.00% due 06/01/17		37,093	37,312
6.00% due 07/01/21		1,219,930	1,225,708
6.00% due 07/01/21		21,291	21,392
6.00% due 08/01/21		688,151	691,410
6.00% due 09/01/21		53,754	54,008
6.00% due 06/01/26		302,246	301,721
6.00% due 03/01/27		350,606	349,808
6.00% due 12/01/33		110,371	109,724
6.00% due 05/01/34		90,060	89,399
6.00% due 07/01/34		10,906	10,829
6.00% due 11/01/36		230,549	227,250
6.00% due July TBA		4,000,000	4,017,500
6.06% due 09/01/11		270,381	274,040
6.11% due 05/01/11		262,098	266,963
6.36% due 07/01/08		49,290	49,286
6.43% due 01/01/08		21,773	21,725
6.50% due 08/01/16		28,273	28,893
6.50% due 09/01/26		1,603,775	1,626,372
6.50% due 09/01/32		52,129	53,052
6.50% due 04/01/34		13,810	14,009
6.50% due 11/01/35		80,359	81,221
6.50% due 02/01/36		455,789	460,222
6.50% due 06/01/36		29,421	29,707
6.50% due 07/01/36		43,291	43,712
6.50% due 09/01/36		919,964	928,911
6.50% due 10/01/36		1,159,388	1,170,665
6.50% due 11/01/36		56,299	56,847
6.50% due July TBA		241,000	243,259
6.52% due 02/01/11		341,350	348,992
6.59% due 11/01/07		86,891	86,707
7.00% due July TBA		659,000	676,504
			41,533,932
Government National Mtg. Assoc. — 1.7%
4.50% due 10/15/35		287,790	264,160
4.50% due 05/15/36		573,375	526,310
5.50% due 04/15/36		360,445	349,888
6.00% due 02/15/33		82,556	82,329
6.50% due 07/15/28		1,063,703	1,086,676
6.50% due 08/15/28		47,965	49,001
6.50% due 09/15/28		98,379	100,504
6.50% due 11/15/28		82,868	84,658
7.00% due 01/15/33		36,939	38,499
7.00% due 05/15/33		53,058	55,302
7.50% due 11/15/31		23,089	24,068
7.50% due 01/15/32		23,685	24,804
8.00% due 02/15/30		5,223	5,547
8.50% due 11/15/17		3,044	3,239
8.50% due 11/15/17		1,246	1,325
9.00% due 11/15/21		1,207	1,299
Government National Mtg. Assoc.
Series 2005-74 Class HB
7.50% due 09/15/35		16,550	17,321
7.50% due 09/16/35		2,252	2,341
Government National Mtg. Assoc.
Series 2005-74 Class HC
7.50% due 09/16/35		9,755	10,162
			2,727,433
Overseas Private Investment Corp. — 0.0%
6.99% due 01/15/09		24,166	24,380
Total U.S. Government Agencies
(cost $55,735,729)			55,060,489
U.S. GOVERNMENT TREASURIES — 1.7%
United States Treasury Bonds — 0.9%
6.25% due 08/15/23		220,000	244,286
6.63% due 02/15/27		1,000,000	1,171,406
			1,415,692
United States Treasury Notes — 0.8%
3.25% due 08/15/08(11)		300,000	294,375
4.88% due 08/15/16		1,000,000	987,734
			1,282,109
Total U.S. Government Treasuries
(cost $2,674,514)			2,697,801
Total Long-Term Investment Securities
(cost $152,581,266)			156,032,804

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Commercial Paper — 0.2%
HSBC Bank USA NA
Notes
7.70% due 08/16/07(4)		170,000	168,518
HSBC Bank USA NA
Notes
7.72% due 07/16/07(4)		170,000	169,638
			338,156
Foreign Government Agencies — 0.5%
Egypt Treasury Bills
9.93% due 07/03/07	EGP	675,000	118,553
Egypt Treasury Bills
6.88% due 08/07/07	EGP	100,000	17,455
Egypt Treasury Bills
8.00% due 08/07/07	EGP	3,775,000	658,909
			794,917
Total Short-Term Investment Securities
(cost $1,114,906)			1,133,073

REPURCHASE AGREEMENTS — 15.2%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/29/07, to be repurchased 07/02/07 in the amount of $926,232 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 5.96% due 04/25/17 and having approximate value of $946,438	926,000	926,000
Bank of America Joint Repurchase Agreement(12)	23,480,000	23,480,000
Total Repurchase Agreements
(cost $24,406,000)		24,406,000

TOTAL INVESTMENTS
(cost $178,102,172) (13)	113.2%	181,571,877
Liabilities in excess of other assets	(13.2)	(21,156,950)
NET ASSETS	100.0%	$160,470,041
Bonds & Notes Sold Short — (0.1%)
U S. Government Agencies — (0.1%)
Federal Home Loan Mtg. Corp.
6.00% due July TBA (Proceeds $(236,634))	$(241,000)	$(238,741)

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2007, the aggregate value of these securities was $13,306,138 representing 8.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Variable Rate Security - the rate reflected is as of June 30, 2007, maturity date reflects the stated maturity date.
(3)	Collateralized Mortgage Obligation
(4)	Fair valued security; see Note 1
(5)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2007.
(6)	Illiquid security
(7)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Income Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2007, the Multi-Managed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Principal/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets

ICO North America, Inc.
7.50% due 8/15/09	08/11/2005	5,000	$5,000	$5,200	$104.00	0.00%
Southern Energy, Inc.
7.90% due 7/15/09	01/10/2006	30,000	0	0	0	0.00%
				$5,200		0.00%

(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	Company has filed Chapter 11 bankruptcy protection.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	See Note 2 for details of Joint Repurchase Agreement.
(13)	See Note 4 for cost of investments on a tax basis.
(14)	Denominated in United States Dollars unless otherwise indicated
(15)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium.  These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(16)

Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

ADR	— American Depository Receipt
REMIC	— Real Estate Mortgage Investment Conduits
TBA	— Securities purchased on a forward commitment basis with an approximate principle amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2007	Unrealized Appreciation (Depreciation)
56 Long	U. S. Treasury 10 YR Notes	September 2007	$5,903,115	$5,919,375	$16,260
78 Long	U. S. Treasury 2 YR Notes	September 2007	15,851,153	15,894,938	43,785
32 Short	Canadian 10 YR Bonds	September 2007	3,350,201	3,333,716	16,485
					$76,530

Open Bond Forward Contracts
						Unrealized
	Principal			Value at	Value as of	Appreciation/
Description	Amount		Delivery Date	Trade Date	June 30, 2007	Depreciation

Japanese Government Bond Series 8
1.00% due 06/10/16	JPY	542,082,000	08/07/2007	$4,380,346	$4,311,704	$(68,642)
Japanese Government Bond Series 280
1.90% due 06/20/16	JPY	(543,600,000)	08/07/2007	(4,500,455)	(4,447,256)	53,199
Canadian Government Bond
4.00% due 06/01/17	CAD	(7,945,000)	08/13/2007	(7,186,103)	(7,137,568)	48,535
United States Treasury Notes
4.50% due 05/15/17		7,335,000	08/13/2007	6,987,940	7,037,356	49,416
						$(82,508)

Open Forward Foreign Currency Contracts
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
* ILS	3,150,000	USD	746,587	09/19/2007	$2,956
* USD	2,296,151	EUR	1,704,000	09/19/2007	16,286
USD	1,202,421	CLP	635,000,000	09/20/2007	1,245
USD	791,618	MYR	2,720,000	09/19/2007	28
* USD	759,557	PLN	2,150,000	09/19/2007	13,282
					33,797

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
BRL	2,735,000	USD	1,375,547	09/17/2007	$(29,478)
* EUR	1,704,000	USD	2,290,555	09/19/2007	(21,883)
* PLN	2,150,000	USD	753,102	09/19/2007	(19,738)
* USD	755,184	ILS	3,150,000	09/19/2007	(11,553)
					(82,652)
Net Unrealized Appreciation (Depreciation)					$(48,855)

*	Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

ARS-Argentina Peso
BRL-Brazil Real
CAD-Canadian Dollar
EUR-Euro Dollar
ILS-Israeli Shekel
MYR-Malaysian Ringgit
MXN-Mexican Peso
PLN-Polish Zloty
USD-United States Dollar

See Notes to Portfolio of Investments

Seasons Series Trust

Asset Allocation: Diversified Growth Portfolio

Portfolio of Investments — June 30, 2007

(unaudited)

Security Description	Shares/ Principal Amount(18)	Value (Note 1)
COMMON STOCK — 85.3%
Advanced Materials — 0.0%
Ceradyne, Inc.†	1,500	$110,940
Advertising Agency — 0.1%
Omnicom Group, Inc.	5,600	296,352
Advertising Services — 0.1%
Aegis Group PLC	69,041	190,632
inVentiv Health, Inc.†	3,862	141,388
		332,020
Aerospace/Defense — 1.1%
BAE Systems PLC	27,829	226,328
Boeing Co.	21,640	2,080,902
Lockheed Martin Corp.	14,200	1,336,646
MTU Aero Engines Holding AG	699	45,638
Raytheon Co.	3,600	194,004
Teledyne Technologies, Inc.†	3,268	150,165
United Industrial Corp.	5,050	302,899
		4,336,582
Aerospace/Defense-Equipment — 0.4%
ARGON ST, Inc.†	4,060	94,232
CAE, Inc.	6,520	86,913
Curtiss-Wright Corp.	2,674	124,635
European Aeronautic Defense and Space Co.	4,347	141,909
HEICO Corp.	2,871	120,812
Moog, Inc., Class A†	7,426	327,561
Orbital Sciences Corp.†	12,550	263,675
United Technologies Corp.	6,800	482,324
		1,642,061
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	12,868	770,664
Fertilizantes Heringer SA†	13,340	158,711
Monsanto Co.	5,200	351,208
		1,280,583
Airlines — 1.1%
Alaska Air Group, Inc.†	1,000	27,860
British Airways PLC†	202,506	1,701,840
Continental Airlines, Inc., Class B†	22,600	765,462
Delta Air Lines, Inc.†	918	18,085
Deutsche Lufthansa AG	2,252	63,276
ExpressJet Holdings, Inc.†	35,050	209,599
Northwest Airlines Corp.†	720	15,984
Republic Airways Holdings, Inc.†	12,600	256,410
Singapore Airlines, Ltd.	17,000	208,787
Skywest, Inc.	17,100	407,493
Tam SA	7,934	262,615
US Airways Group, Inc.†	8,500	257,295
		4,194,706
Apparel Manufacturers — 0.3%
Gildan Activewear, Inc.†	2,180	74,430
Gymboree Corp.†	6,277	247,377
Maidenform Brands, Inc.†	8,218	163,209
Phillips-Van Heusen Corp.	11,423	691,891
True Religion Apparel, Inc.†	3,466	70,464
		1,247,371
Applications Software — 0.8%
Actuate Corp.†	11,000	74,690
Compuware Corp.†	21,600	256,176
EPIQ Systems, Inc.†	6,700	108,272
Intuit, Inc.†	16,900	508,352
Microsoft Corp.(19)	77,950	2,297,186
Verint Systems, Inc.†	2,773	86,795
		3,331,471
Athletic Footwear — 0.1%
Adidas AG	2,073	131,251
K-Swiss, Inc., Class A	2,773	78,559
NIKE, Inc., Class B	4,000	233,160
		442,970
Auction House/Art Dealer — 0.0%
Sotheby’s Holdings, Inc., Class A	2,476	113,946
Audio/Video Products — 0.2%
Matsushita Electric Industrial Co., Ltd.	24,000	476,589
Sony Corp.	9,800	503,829
		980,418
Auto-Cars/Light Trucks — 0.5%
Dongfeng Motor Group Co., Ltd.	486,000	258,564
Fiat SpA	31,087	928,588
General Motors Corp.	11,100	419,580
Suzuki Motor Corp.	3,600	102,335
Toyota Motor Corp.	1,800	114,030
Volkswagen AG	1,447	231,292
		2,054,389
Auto/Truck Parts & Equipment-Original — 0.3%
Aisin Seiki Co., Ltd.	7,700	283,297
Autoliv, Inc.	6,150	349,751
Valeo SA	9,482	510,898
		1,143,946
Banks-Commercial — 5.2%
Alabama National Bancorp.	2,100	129,864
Allied Irish Banks PLC	12,660	346,292
Australia and New Zealand Banking Group, Ltd.	16,744	411,530
Bank Hapoalim BM	42,644	207,655
Bank of China, Ltd.	608,000	301,698
Banner Corp.	2,376	80,927
Barclays PLC	95,765	1,338,448
BNP Paribas SA	13,693	1,637,556
Center Financial Corp.	3,564	60,303
China Construction Bank	341,000	234,189
China Merchants Bank Co., Ltd.	28,500	86,930
Citizens Republic Bancorp.	5,600	102,480
City Bank	3,267	102,943
City Holding Co.	2,277	87,277
Commerzbank AG	5,423	260,488
Corus Bankshares, Inc.	34,243	591,034
DBS Group Holdings, Ltd.	37,141	553,203
Deutsche Bank AG	1,856	270,819
First Regional Bancorp†	2,178	55,408
Fukuoka Financial Group, Inc.†	39,000	257,836
Hancock Holding Co.	2,900	108,895
HBOS PLC	48,871	967,149
Intervest Bancshares Corp.	2,772	78,060
ITLA Capital Corp.	1,683	87,718
Kazkommertsbank GDR†	9,630	211,860
Kazkommertsbank GDR†*	6,260	137,720
KBC Groep NV	13,884	1,879,505

Kookmin Bank	6,420	563,578
Krung Thai Bank Public Co., Ltd.	559,300	189,538
Mitsubishi UFJ Financial Group, Inc.	57	629,604
Mizuho Financial Group, Inc.	75	519,594
Nara BanCorp., Inc.	4,158	66,237
Nordea Bank AB	121,000	1,901,904
Pacific Capital Bancorp	7,769	209,608
Preferred Bank Los Angeles California	2,376	95,040
Royal Bank of Scotland Group PLC	59,575	757,274
Societe Generale	10,797	2,009,752
Southwest Bancorp, Inc.	3,663	88,059
St George Bank, Ltd.	2,931	88,040
Standard Bank Group, Ltd.	31,137	433,076
Sumitomo Mitsui Financial Group, Inc.	29	270,863
Susquehanna Bancshares, Inc.	4,600	102,902
Taylor Capital Group, Inc.	2,871	79,039
Toronto-Dominion Bank	1,550	106,015
Turkiye Garanti Bankasi AS	36,070	201,992
Unibanco - Uniao de Bancos Brasileiros SA ADR	2,550	287,818
Union Bank Of Philippines	34,700	46,517
Vineyard National Bancorp	3,743	85,977
VTB Bank OJSC GDR†	17,400	191,052
Westpac Banking Corp.	43,366	943,408
		20,454,674
Banks-Super Regional — 1.6%
Bank of America Corp.(19)	24,589	1,202,156
Comerica, Inc.	5,600	333,032
KeyCorp	10,300	353,599
PNC Financial Services Group, Inc.	7,000	501,060
US Bancorp	30,530	1,005,964
Wachovia Corp.	23,196	1,188,795
Wells Fargo & Co.	51,460	1,809,848
		6,394,454
Beverages-Non-alcoholic — 0.2%
Coca-Cola Hellenic Bottling Co. SA	1,230	56,601
PepsiCo, Inc.	7,000	453,950
The Coca-Cola Co.	4,600	240,626
		751,177
Beverages-Wine/Spirits — 0.0%
Pernod Ricard SA	241	53,477
Brewery — 1.0%
Heineken NV	30,402	1,789,507
Hite Brewery Co., Ltd.	1,760	228,609
InBev NV	21,422	1,705,693
Molson Coors Brewing Co., Class B	4,000	369,840
		4,093,649
Broadcast Services/Program — 0.1%
Liberty Global, Inc., Class A†	12,200	500,688
Building & Construction Products-Misc. — 0.2%
Builders FirstSource, Inc.†	5,200	83,512
Fletcher Building, Ltd.	45,545	433,617
Matsushita Electric Works, Ltd.	9,000	115,200
Sika AG	29	59,353
		691,682
Building & Construction-Misc. — 0.4%
Balfour Beatty PLC	17,143	152,502
Bouygues SA	4,767	401,243
GS Engineering & Construction Corp.	2,660	318,158
JM AB	1,650	50,423
Leighton Holdings, Ltd.	15,082	527,444
Orascom Construction Industries	3,066	200,899
		1,650,669
Building Products-Air & Heating — 0.0%
SIG PLC	3,500	93,337
Building Products-Cement — 0.3%
Cemex SA de CV ADR†	6,687	246,750
CRH PLC (Dublin)	2,669	132,321
CRH, PLC (Virt-x)	14	694
Eagle Materials, Inc.	5,149	252,558
Italcementi SpA	4,674	144,992
Rinker Group, Ltd.	22,522	359,734
		1,137,049
Building Products-Light Fixtures — 0.1%
Genlyte Group, Inc.†	4,582	359,870
Building Products-Wood — 0.0%
Universal Forest Products, Inc.	1,287	54,389
Building-Heavy Construction — 0.8%
Actividades de Construccion y Servicios SA	11,255	720,829
Daelim Industrial Co.	1,250	186,042
Granite Construction, Inc.	5,000	320,900
Perini Corp.†	7,600	467,628
Skanska AB, Class B	17,600	379,577
Tecnicas Reunidas SA	1,895	128,624
Vinci SA	9,647	724,387
Zelan Bhd	81,500	283,273
		3,211,260
Building-Maintance & Services — 0.0%
ABM Industries, Inc.	4,158	107,318
Building-Residential/Commerical — 0.4%
Amrep Corp.	4,482	213,119
Baoye Group Co., Ltd.	162,000	291,298
Berkeley Group Holdings PLC†	21,145	756,236
Desarrolladora Homex SA de CV†	7,100	71,371
Desarrolladora Homex SA de CV ADR†	4,200	254,478
Kier Group PLC	1,258	51,838
		1,638,340
Cable TV — 0.4%
Comcast Corp. Class A†	14,600	410,552
EchoStar Communications Corp., Class A†	6,900	299,253
LodgeNet Entertainment Corp.†	10,369	332,430
Rogers Communications, Inc.	1,790	76,322
The DIRECTV Group, Inc.†	22,300	515,353
		1,633,910
Capacitors — 0.0%
Mitsumi Electric Co., Ltd.	2,600	93,336
Casino Hotels — 0.1%
Ameristar Casinos, Inc.	3,500	121,590
Genting Bhd	120,400	287,705

Monarch Casino & Resort, Inc.†	4,159	111,669
		520,964
Casino Services — 0.0%
Aristocrat Leisure, Ltd.	4,355	53,056
Cellular Telecom — 0.5%
America Movil SAB de CV ADR	7,455	461,688
Centennial Communications Corp.†	10,198	96,779
China Mobile Ltd.	21,600	232,320
Mobile Telesystems OJSC ADR	7,710	466,995
NTT DoCoMo, Inc.	116	183,716
Syniverse Holdings, Inc.†	7,822	100,591
Turkcell Iletisim Hizmetleri AS	35,262	237,767
		1,779,856
Chemicals-Diversified — 0.7%
BASF AG	2,704	355,872
Bayer AG	1,080	82,003
FMC Corp.	7,100	634,669
Israel Chemicals, Ltd.	30,096	238,475
Koninklijke DSM DV	4,700	232,502
PPG Industries, Inc.	8,950	681,184
Shin-Etsu Chemical Co., Ltd.	3,600	257,592
The Dow Chemical Co.	8,600	380,292
		2,862,589
Chemicals-Specialty — 0.1%
Clariant AG†	17,958	292,562
H.B. Fuller Co.	4,752	142,037
		434,599
Circuit Boards — 0.1%
Park Electrochemical Corp.	2,178	61,376
TTM Technologies, Inc.†	13,366	173,758
		235,134
Coal — 0.1%
China Shenhua Energy Co., Ltd.	80,500	278,484
Coatings/Paint — 0.2%
Sherwin-Williams Co.	10,900	724,523
Collectibles — 0.0%
RC2 Corp.†	2,277	91,103
Commercial Services — 0.1%
Arbitron, Inc.	2,476	127,588
Convergys Corp.†	6,100	147,864
Standard Parking Corp.†	2,872	100,894
TeleTech Holdings, Inc.†	3,763	122,222
		498,568
Commercial Services-Finance — 0.4%
Advance America Cash Advance Centers, Inc.	10,198	180,913
Coinstar, Inc.†	9,600	302,208
Experian Group, Ltd.	20,854	263,615
Interactive Data Corp.	9,058	242,573
Jackson Hewitt Tax Service, Inc.	16,600	466,626
Morningstar, Inc.†	2,674	125,745
		1,581,680
Communications Software — 0.0%
Smith Micro Software, Inc.†	7,200	108,432
Computer Aided Design — 0.1%
Ansys, Inc.†	11,287	299,105
Aspen Technology, Inc.†	9,307	130,298
Parametric Technology Corp.†	5,544	119,806
		549,209
Computer Services — 0.6%
Cap Gemini SA	1,240	91,248
Electronic Data Systems Corp.	36,300	1,006,599
FactSet Research Systems, Inc.	3,763	257,201
IHS, Inc.†	3,100	142,600
Manhattan Associates, Inc.†	12,340	344,409
Perot Systems Corp., Class A†	10,890	185,566
Sykes Enterprises, Inc.†	28,108	533,771
		2,561,394
Computer Software — 0.1%
Bematech Industria e Comercio de Equipamentos†	12,400	115,708
Blackbaud, Inc.	6,337	139,921
		255,629
Computers — 1.4%
Apple, Inc.†	1,300	158,652
Hewlett-Packard Co.	56,100	2,503,182
International Business Machines Corp.	23,450	2,468,112
Wincor Nixdorf AG	610	56,802
Wistron Corp.	197,422	368,822
		5,555,570
Computers-Integrated Systems — 0.2%
Brocade Communications Systems, Inc.†	58,516	457,595
Fujitsu, Ltd.	19,000	140,118
		597,713
Computers-Memory Devices — 0.2%
Imation Corp.	2,574	94,878
Komag, Inc.†	4,500	143,505
Seagate Technology†(9)(10)	970	0
Silicon Storage Technology, Inc.†	36,905	137,656
Smart Modular Technologies WWH, Inc.†	7,128	98,081
Xyratex, Ltd.†	5,050	112,261
		586,381
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A†	5,900	290,929
Consulting Services — 0.0%
Watson Wyatt Worldwide, Inc., Class A	3,465	174,913
Consumer Products-Misc. — 0.0%
Tupperware Brands Corp.	5,347	153,673
Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	3,482	207,562
Silgan Holdings, Inc.	4,357	240,855
		448,417
Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	4,300	108,833
Cosmetics & Toiletries — 0.6%
Alberto-Culver Co.	19,885	471,672

Avon Products, Inc.	7,900	290,325
Chattem, Inc.†	2,674	169,478
Colgate-Palmolive Co.	5,100	330,735
Oriflame Cosmetics SA SDR	7,500	353,660
Procter & Gamble Co.	4,250	260,058
The Estee Lauder Cos., Inc., Class A	10,100	459,651
Uni-Charm Corp.	800	45,417
		2,380,996
Data Processing/Management — 0.3%
Acxiom Corp.	16,500	436,425
Automatic Data Processing, Inc.	5,900	285,973
CSG Systems International, Inc.†	15,466	410,004
infoUSA, Inc.	9,801	100,166
		1,232,568
Decision Support Software — 0.1%
SPSS, Inc.†	8,572	378,368
Diagnostic Equipment — 0.0%
Immucor, Inc.†	2,971	83,099
Diagnostic Kits — 0.1%
Dade Behring Holdings, Inc.	3,070	163,078
OraSure Technologies, Inc.†	9,010	73,702
		236,780
Distribution/Wholesale — 0.3%
Inchcape PLC	76,419	768,820
Jardine Cycle & Carriage, Ltd.	18,000	181,656
WESCO International, Inc.†	2,476	149,674
		1,100,150
Diversified Financial Services — 0.5%
Acta Holding ASA	23,785	125,037
Challenger Financial Services Group, Ltd.	29,253	144,588
Hitachi Capital Corp.	52,200	796,196
Korea Investment Holdings Co., Ltd.	3,510	240,117
Shin Kong Financial Holding Co., Ltd.†	204,000	237,418
Shinhan Financial Group Co., Ltd.	7,160	435,560
Shinhan Financial Group Co., Ltd. ADR	600	73,494
Tower, Ltd.†	7,191	13,083
		2,065,493
Diversified Manufacturing Operations — 1.2%
3M Co.	10,950	950,350
Acuity Brands, Inc.	3,000	180,840
Cookson Group PLC	17,220	245,169
Eaton Corp.	1,900	176,700
EnPro Industries, Inc.†	6,250	267,437
General Electric Co.	19,350	740,718
Honeywell International, Inc.	4,500	253,260
Illinois Tool Works, Inc.	10,100	547,319
IMI PLC	16,819	201,126
Koppers Holdings, Inc.	6,831	230,068
Matthews International Corp., Class A	3,069	133,839
Parker Hannifin Corp.	3,900	381,849
Siemens AG	1,555	224,289
Wartsila Corp., Class B	5,000	330,918
		4,863,882
Diversified Minerals — 0.6%
BHP Billiton, Ltd.	54,728	1,625,336
Cia Vale do Rio Doce ADR	13,125	584,719
		2,210,055
Diversified Operations — 0.4%
Swire Pacific, Ltd., Class A	112,500	1,256,762
Tomkins PLC	28,254	147,516
		1,404,278
Diversified Operations/Commerical Services — 0.1%
Davis Service Group PLC	15,905	198,819
Volt Information Sciences, Inc.†	9,500	175,180
		373,999
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	3,862	233,265
NutriSystem, Inc.†	1,585	110,696
		343,961
E-Services/Consulting — 0.1%
Websense, Inc.†	9,200	195,500
Educational Software — 0.0%
Blackboard, Inc.†	2,377	100,119
Electric Products-Misc. — 0.8%
AMETEK, Inc.	2,228	88,407
Emerson Electric Co.	17,900	837,720
Hitachi, Ltd.	111,000	788,833
Lamson & Sessions Co.†	7,723	205,200
Legrand SA	1,489	53,949
Littelfuse, Inc.†	5,800	195,866
Mitsubishi Electric Corp.	23,000	213,328
Toshiba Corp.	79,000	689,746
		3,073,049
Electric-Distribution — 0.0%
National Grid PLC	11,642	172,532
Electric-Generation — 0.1%
CEZ AS	4,168	213,736
Electric-Integrated — 1.5%
Alliant Energy Corp.	8,000	310,800
E.ON AG	1,982	333,412
Edison International	22,950	1,287,954
El Paso Electric Co.†	8,600	211,216
Energias de Portugal SA	40,723	225,427
First Philippine Holdings Corp.	89,190	173,559
FirstEnergy Corp.	5,100	330,123
OGE Energy Corp.	3,200	117,280
PG&E Corp.	31,500	1,426,950
Portland General Electric Co.	1,800	49,392
RWE AG	2,477	264,814
Scottish and Southern Energy PLC	3,203	93,199
Tenaga Nasional BHD	100,300	331,186
Tokyo Electric Power Co., Inc.	18,900	607,870
Westar Energy, Inc.	4,455	108,167
		5,871,349
Electronic Components-Misc. — 0.4%
Alps Electric Co., Ltd.	20,200	202,123

AU Optronics Corp.	249,000	424,268
Carphone Warehouse PLC	14,030	93,044
HON HAI Precision Industry Co., Ltd.	45,600	394,036
Hoya Corp.	900	29,896
NEC Corp.	9,000	46,636
Nippon Electric Glass Co., Ltd.	2,000	35,330
Omron Corp.	9,300	244,727
		1,470,060
Electronic Components-Semiconductors — 0.9%
Diodes, Inc.†	2,377	99,287
Infineon Technologies AG†	3,915	65,228
Intel Corp.	32,500	772,200
MediaTek, Inc.	7,000	109,049
National Semiconductor Corp.	10,800	305,316
ON Semiconductor Corp.†	9,604	102,955
Perlos Oyj†	5,100	28,162
Samsung Electronics Co., Ltd.	1,634	1,001,076
Samsung Electronics Co., Ltd. GDR†	150	46,425
Shinko Electric Industries	4,700	101,539
Spansion, Inc.†	79,800	885,780
Texas Instruments, Inc.	3,400	127,942
		3,644,959
Electronic Connectors — 0.2%
Thomas & Betts Corp.†	11,400	661,200
Electronic Design Automation — 0.1%
Ansoft Corp.†	10,572	311,768
Electronic Measurement Instruments — 0.0%
Itron, Inc.†	2,377	185,263
Electronic Security Devices — 0.0%
American Science and Engineering, Inc.†	2,575	146,389
Energy-Alternate Sources — 0.1%
JA Solar Holdings Co., Ltd. ADR†	3,664	123,587
MGP Ingredients, Inc.	8,900	150,410
Renewable Energy Corp. AS†	4,000	156,013
		430,010
Engineering/R&D Services — 0.1%
ABB, Ltd.	5,012	114,067
SAIC, Inc.†	9,500	171,665
SembCorp Industries, Ltd.	28,000	104,263
URS Corp.†	1,683	81,710
		471,705
Engines-Internal Combustion — 0.5%
Cummins, Inc.	18,100	1,831,901
Enterprise Software/Service — 1.2%
BMC Software, Inc.†	43,300	1,311,990
Epicor Software Corp.†	8,020	119,258
Informatica Corp.†	8,020	118,455
JDA Software Group, Inc.†	7,426	145,772
ManTech International Corp., Class A†	3,200	98,656
MicroStrategy, Inc., Class A†	2,789	263,533
Omnicell, Inc.†	3,400	70,652
Oracle Corp.†	95,900	1,890,189
Packeteer, Inc.†	19,600	153,076
Sybase, Inc.†	21,389	510,983
SYNNEX Corp.†	4,059	83,656
		4,766,220
Entertainment Software — 0.0%
The9 Ltd. ADR†	2,377	109,960
Environmental Monitoring & Detection — 0.0%
Clean Harbors, Inc.†	2,674	132,149
Finance-Commercial — 0.1%
CapitalSource, Inc.	18,306	450,145
Finance-Consumer Loans — 0.3%
ASTA Funding, Inc.	10,538	404,975
Ocwen Financial Corp.†	16,742	223,171
The First Marblehead Corp.	6,200	239,568
World Acceptance Corp.†	5,842	249,629
		1,117,343
Finance-Credit Card — 0.1%
Advanta Corp., Class B	8,614	268,240
Credit Saison Co., Ltd.	9,800	255,496
		523,736
Finance-Investment Banker/Broker — 2.6%
Citigroup, Inc.(19)	45,301	2,323,488
Daiwa Securities Group, Inc.	6,000	63,984
Evercore Partners, Inc., Class A	2,674	79,605
Investment Technology Group, Inc.†	5,050	218,817
J.P. Morgan Chase & Co.	24,440	1,184,118
Knight Capital Group, Inc., Class A†	13,300	220,780
Lehman Brothers Holdings, Inc.	16,200	1,207,224
Macquarie Bank, Ltd.	4,711	339,489
Merrill Lynch & Co., Inc.	6,700	559,986
Morgan Stanley	19,900	1,669,212
SWS Group, Inc.	18,783	406,088
The Goldman Sachs Group, Inc.	9,400	2,037,450
		10,310,241
Finance-Leasing Companies — 0.2%
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,500	112,487
ORIX Corp.	3,210	846,006
		958,493
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp.	10,550	383,492
Finance-Other Services — 0.3%
Deutsche Boerse AG	984	111,538
Grupo Financiero Banorte SA de CV	14,200	65,036
IntercontinentalExchange, Inc.†	3,800	561,830
Man Group PLC	35,306	431,769
		1,170,173
Financial Guarantee Insurance — 0.3%
MGIC Investment Corp.	7,400	420,764
PMI Group, Inc.	4,800	214,416
Triad Guaranty, Inc.†	8,661	345,834
		981,014
Fishery — 0.1%
Toyo Suisan Kaisha, Ltd.	26,000	468,792

Food-Baking — 0.0%
Flowers Foods, Inc.	5,072	169,202
Food-Catering — 0.0%
Compass Group PLC	8,346	57,946
Sodexho Alliance SA	1,667	119,917
		177,863
Food-Dairy Products — 0.1%
Meiji Dairies Corp.	78,000	497,299
Food-Meat Products — 0.1%
Marfrig Frigorificos e Comercio de Alimentos SA†	20,300	191,003
Food-Misc. — 0.5%
Campbell Soup Co.	3,300	128,073
Electric Power Development Co., Ltd.	13,400	533,279
General Mills, Inc.	10,600	619,252
Nestle SA	261	99,571
Ralcorp Holdings, Inc.†	3,000	160,350
Seaboard Corp.	90	211,050
Unilever NV	7,896	246,439
		1,998,014
Food-Retail — 0.9%
Colruyt SA	636	133,414
Ingles Markets, Inc., Class A	1,000	34,450
Jeronimo Martins SGPS SA	13,230	78,250
Koninklijke Ahold NV†	8,111	102,423
Safeway, Inc.	43,100	1,466,693
The Kroger Co.	21,100	593,543
Woolworths, Ltd.	50,044	1,145,538
		3,554,311
Food-Wholesale/Distribution — 0.2%
Nash Finch Co.	12,241	605,930
Olam International, Ltd.	29,000	58,350
Spartan Stores, Inc.	4,554	149,872
		814,152
Footwear & Related Apparel — 0.5%
Deckers Outdoor Corp.†	7,957	802,861
Skechers USA, Inc., Class A†	9,600	280,320
Steven Madden, Ltd.	16,077	526,683
Wolverine World Wide, Inc.	6,832	189,315
		1,799,179
Gambling (Non-Hotel) — 0.2%
William Hill PLC	63,548	784,806
Garden Products — 0.1%
Toro Co.	5,347	314,885
Gas-Distribution — 0.5%
Centrica PLC	6,520	50,866
Energen Corp.	18,567	1,020,071
Nicor, Inc.	3,500	150,220
Northwest Natural Gas Co.	3,100	143,189
Osaka Gas Co., Ltd.	121,000	450,095
South Jersey Industries, Inc.	3,267	115,586
Southwest Gas Corp.	5,800	196,098
		2,126,125
Health Care Cost Containment — 0.6%
Corvel Corp.†	8,300	216,962
Healthspring, Inc.†	18,302	348,836
McKesson Corp.	27,600	1,646,064
		2,211,862
Home Furnishings — 0.3%
American Woodmark Corp.	8,200	283,720
Kimball International, Inc., Class B	9,900	138,699
Lewis Group, Ltd.	28,503	248,027
Stanley Furniture Co., Inc.	5,148	105,740
Tempur-Pedic International, Inc.	8,614	223,103
		999,289
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc.†	2,277	118,336
Human Resources — 0.5%
AMN Healthcare Services, Inc.†	6,238	137,236
Heidrick & Struggles International, Inc.†	12,251	627,741
Korn/Ferry International†	8,300	217,958
Labor Ready, Inc.†	18,750	433,313
Manpower, Inc.	2,400	221,376
Robert Half International, Inc.	7,900	288,350
		1,925,974
Import/Export — 0.3%
ITOCHU Corp.	60,000	695,878
Marubeni Corp.	32,000	263,797
Samsung Corp.	4,890	239,776
		1,199,451
Independent Power Producer — 0.0%
Mirant Corp.†	1,200	51,180
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	5,900	208,919
Industrial Automated/Robotic — 0.0%
Nordson Corp.	2,800	140,448
Instruments-Controls — 0.0%
Rotork PLC	3,031	55,570
Instruments-Scientific — 0.4%
Applera Corp.	19,700	601,638
FEI Co.†	10,200	331,092
Varian, Inc.†	6,200	339,946
Waters Corp.†	8,000	474,880
		1,747,556
Insurance-Life/Health — 0.1%
AMP, Ltd.	6,202	53,212
Nationwide Financial Services, Inc., Class A	3,600	227,592
Prudential PLC	6,210	89,038
		369,842
Insurance-Multi-line — 1.8%
Aegon NV	16,863	334,132
Allianz SE	2,155	506,307
Allstate Corp.(19)	18,700	1,150,237
American Financial Group, Inc.	14,675	501,151
Corp Mapfre SA	107,153	533,696
Fondiaria-Sai SpA	27,050	1,313,962
ING Groep NV	17,098	758,803

Loews Corp.	7,200	367,056
Ping An Insurance Group Co. of China Ltd.	34,000	240,894
Zurich Financial Services AG	4,563	1,416,715
		7,122,953
Insurance-Property/Casualty — 1.7%
American Physicians Capital, Inc.†	2,079	84,199
Amerisafe, Inc.†	4,600	90,298
Argonaut Group, Inc.	3,465	108,143
Chubb Corp.	13,000	703,820
Commerce Group, Inc.	11,566	401,572
EMC Insurance Group, Inc.	2,079	51,601
Navigators Group, Inc.†	2,772	149,411
Ohio Casualty Corp.	8,200	355,142
Philadelphia Consolidated Holding Corp.†	11,179	467,282
QBE Insurance Group, Ltd.	20,080	531,144
SAFECO Corp.	18,400	1,145,584
Safety Insurance Group, Inc.	5,873	243,142
SeaBright Insurance Holdings, Inc.†	7,326	128,058
Selective Insurance Group, Inc.	5,941	159,694
The Travelers Cos., Inc.	5,300	283,550
W.R. Berkley Corp.	35,937	1,169,390
Zenith National Insurance Corp.	12,037	566,822
		6,638,852
Insurance-Reinsurance — 0.3%
Aspen Insurance Holdings, Ltd.	4,158	116,715
Muenchener Rueckversicherungs-Gesellschaft AG	860	158,521
Odyssey Re Holdings Corp.	14,100	604,749
SCOR	16,572	451,727
		1,331,712
Internet Application Software — 0.2%
Interwoven, Inc.†	6,700	94,068
RealNetworks, Inc.†	63,500	518,795
		612,863
Internet Content-Information/News — 0.1%
InfoSpace, Inc.	4,000	92,840
TheStreet.com, Inc.	15,300	166,464
Travelzoo, Inc.†	10,000	265,900
		525,204
Internet Financial Services — 0.1%
Authorize.Net Holdings, Inc.†	16,821	300,928
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,486	119,772
Internet Security — 0.3%
Blue Coat Systems, Inc.†	9,655	478,115
SonicWALL, Inc.†	39,975	343,385
Trend Micro, Inc.	2,000	64,650
VASCO Data Security International, Inc.†	7,426	169,016
		1,055,166
Intimate Apparel — 0.1%
The Warnaco Group, Inc.†	5,544	218,101
Investment Companies — 0.1%
Alliance Global Group, Inc.†	477,000	60,850
Harris & Harris Group, Inc.†	10,800	120,960
KKR Financial Holdings, LLC	1,900	47,329
Mecom Group PLC†	23,519	44,631
		273,770
Investment Management/Advisor Services — 0.4%
Affiliated Managers Group, Inc.†	1,981	255,073
Ameriprise Financial, Inc.	12,500	794,625
Ashmore Group PLC	12,302	66,515
Calamos Asset Management, Inc., Class A	6,900	176,295
Schroders PLC	5,261	135,333
		1,427,841
Lasers-System/Components — 0.1%
II-VI, Inc.†	6,374	173,182
Rofin-Sinar Technologies, Inc.†	2,080	143,520
		316,702
Lighting Products & Systems — 0.0%
Zumtobel AG	1,441	53,887
Machine Tools & Related Products — 0.0%
Sandvik AB	3,400	69,102
Machinery-Construction & Mining — 0.3%
Terex Corp.†	15,200	1,235,760
Machinery-Electrical — 0.0%
Schneider Electric SA	854	120,358
Machinery-Farming — 0.1%
AGCO Corp.†	4,455	193,392
Machinery-General Industrial — 0.9%
Alstom	749	125,926
Andritz AG	8,198	543,572
Applied Industrial Technologies, Inc.	15,630	461,085
Flow International Corp.†	16,600	209,160
Gardner Denver, Inc.†	3,961	168,541
Intevac, Inc.†	12,443	264,538
MAN AG	602	86,986
Manitowoc Co., Inc.	2,800	225,064
Rieter Holding AG	1,359	712,599
Sumitomo Heavy Industries, Ltd.	9,000	102,116
Volvo AB, Class A	23,500	484,486
Wabtec Corp.	9,572	349,665
		3,733,738
Machinery-Material Handling — 0.1%
Cascade Corp.	2,475	194,139
Columbus McKinnon Corp.†	4,852	156,234
		350,373
Medical Instruments — 0.0%
Techne Corp.†	2,377	135,988
Medical Laser Systems — 0.0%
LCA-Vision, Inc.	3,280	155,013
Medical Products — 1.1%
Becton, Dickinson & Co.	10,200	759,900

China Medical Technologies, Inc. ADR	9,802	311,900
Haemonetics Corp.†	3,934	206,968
Johnson & Johnson	29,000	1,786,980
Luminex Corp.†	3,664	45,104
Mentor Corp.	10,143	412,617
Nobel Biocare Holding AG	574	188,201
Terumo Corp.	2,700	104,382
Vital Signs, Inc.	1,584	87,991
West Pharmaceutical Services, Inc.	5,477	258,240
Zoll Medical Corp.†	8,272	184,548
		4,346,831
Medical-Biomedical/Gene — 0.8%
American Oriental Bioengineering, Inc.†	32,619	290,309
Amgen, Inc.†	11,500	635,835
Basilea Pharmaceutica AG†	193	42,740
Bio-Rad Laboratories, Inc., Class A†	2,000	151,140
Digene Corp.†	2,575	154,629
Enzon Pharmaceuticals, Inc.†	16,366	128,473
Illumina, Inc.†	2,476	100,501
Incyte Corp.†	37,400	224,400
LifeCell Corp.†	4,357	133,063
Martek Biosciences Corp.†	13,663	354,828
Millennium Pharmaceuticals, Inc.†	26,000	274,820
Regeneron Pharmaceuticals, Inc.†	3,763	67,433
Savient Pharmaceuticals, Inc.†	35,213	437,345
Telik, Inc.†	23,620	79,835
		3,075,351
Medical-Drugs — 3.4%
Astellas Pharma, Inc.	2,300	100,126
AstraZeneca PLC	23,465	1,264,232
Bristol-Myers Squibb Co.	13,950	440,262
Daiichi Sankyo Co., Ltd.	4,400	116,857
Eli Lilly & Co.	9,600	536,448
Forest Laboratories, Inc.†	14,500	661,925
GlaxoSmithKline PLC	35,736	936,487
K-V Pharmaceutical Co., Class A†	3,800	103,512
Kaken Pharmaceutical Co., Ltd.	7,000	50,997
Merck & Co., Inc.	42,850	2,133,930
Merck KGaA	482	66,574
Novartis AG	2,325	131,334
Ono Pharmaceutical Co., Ltd.	1,000	53,036
Pain Therapeutics, Inc.†	9,010	78,477
Pfizer, Inc.(19)	45,000	1,150,650
Prestige Brands Holdings, Inc.†	15,345	199,178
Roche Holding AG	5,793	1,031,026
Salix Pharmaceuticals, Ltd.†	11,824	145,435
Sanofi-Aventis	850	69,141
Schering AG	1,853	260,575
Schering-Plough Corp.	55,200	1,680,288
Sciele Pharma, Inc.†	17,818	419,792
Taisho Pharmaceutical Co., Ltd.	16,000	317,726
UCB SA	864	51,277
Wyeth	22,000	1,261,480
		13,260,765
Medical-Generic Drugs — 0.2%
Alpharma, Inc., Class A	13,800	358,938
Par Pharmaceutical Cos., Inc.†	3,565	100,640
Teva Pharmaceutical Industries, Ltd. ADR	3,364	138,765
		598,343
Medical-HMO — 1.4%
Aetna, Inc.	22,800	1,126,320
AMERIGROUP Corp.†	3,900	92,820
Coventry Health Care, Inc.†	13,550	781,157
Humana, Inc.†	16,500	1,005,015
Magellan Health Services, Inc.†	5,347	248,475
Molina Healthcare, Inc.†	6,000	183,120
UnitedHealth Group, Inc.	12,800	654,592
WellCare Health Plans, Inc.†	16,076	1,455,039
		5,546,538
Medical-Hospitals — 0.0%
Medcath Corp.†	4,900	155,820
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	2,673	97,110
Apria Healthcare Group, Inc.†	7,723	222,191
		319,301
Medical-Wholesale Drug Distribution — 0.0%
Alfresa Holdings Corp.	1,700	118,603
Metal Processors & Fabrication — 0.1%
Quanex Corp.	4,950	241,065
RBC Bearings, Inc.†	4,400	181,500
		422,565
Metal-Copper — 0.3%
Southern Copper Corp.	13,900	1,310,214
Metal-Diversified — 0.1%
Hecla Mining Co.†	11,980	102,309
Rio Tinto PLC	1,374	105,592
		207,901
Metal-Iron — 0.2%
Cleveland-Cliffs, Inc.	8,564	665,166
Mining — 0.1%
Gold Fields, Ltd.	4,101	63,481
Gold Fields, Ltd. ADR	10,000	157,000
PAN American Silver Corp.†	3,565	93,866
		314,347
Miscellaneous Manufacturing — 0.1%
Freightcar America, Inc.	11,172	534,468
Motion Pictures & Services — 0.0%
Macrovision Corp.†	5,743	172,635
Motorcycle/Motor Scooter — 0.0%
Piaggio & C SpA	17,140	85,717
MRI/Medical Diagnostic Imaging — 0.0%
Alliance Imaging, Inc.†	13,314	125,018
Multimedia — 1.1%
Astral Media, Inc. Class A	1,030	40,852
Journal Communications, Inc., Class A	11,583	150,695
The McGraw-Hill Cos., Inc.	24,000	1,633,920

The Walt Disney Co.	20,750	708,405
Time Warner, Inc.	57,250	1,204,540
Vivendi Universal SA	15,115	652,795
		4,391,207
Networking Products — 1.1%
Acme Packet, Inc.†	11,287	129,688
Anixter International, Inc.†	2,080	156,437
Atheros Communications, Inc.†	2,971	91,626
Cisco Systems, Inc.†	98,850	2,752,972
NTT Data Corp.	112	532,142
Polycom, Inc.†	15,940	535,584
		4,198,449
Non-Ferrous Metals — 0.1%
Cameco Corp.	1,120	56,775
USEC, Inc.†	20,418	448,788
		505,563
Office Automation & Equipment — 0.3%
Canon, Inc.	13,100	769,243
IKON Office Solutions, Inc.	7,623	118,995
Neopost SA	352	51,696
Oce NV	8,599	168,057
		1,107,991
Office Furnishings-Original — 0.1%
Herman Miller, Inc.	10,100	319,160
Steelcase, Inc. Class A	13,300	246,050
		565,210
Oil & Gas Drilling — 0.2%
ENSCO International, Inc.	3,900	237,939
Grey Wolf, Inc.†	33,700	277,688
Helmerich & Payne, Inc.	4,257	150,783
		666,410
Oil Companies-Exploration & Production — 0.4%
OAO Gazprom	57,817	605,344
OAO Gazprom ADR	15,931	667,509
Swift Energy Co.†	2,475	105,831
Unit Corp.†	2,376	149,474
		1,528,158
Oil Companies-Integrated — 4.9%
BP PLC	58,556	709,046
Chevron Corp.(19)	28,500	2,400,840
China Petroleum & Chemical Corp.	286,000	316,754
China Petroleum & Chemical Corp. ADR	1,900	212,116
ConocoPhillips	15,286	1,199,951
Eni SpA	34,279	1,248,022
Exxon Mobil Corp.(19)	53,880	4,519,454
LUKOIL	4,803	368,390
LUKOIL ADR	4,920	374,904
Marathon Oil Corp.	39,600	2,374,416
MOL Hungarian Oil and Gas Nyr	1,712	259,843
Norsk Hydro ASA	16,915	654,003
Occidental Petroleum Corp.	8,400	486,192
PetroChina Co., Ltd.	30,000	44,045
Petrochina Co., Ltd. ADR	950	141,246
Petroleo Brasileiro SA ADR	2,536	307,541
PTT PCL	32,000	250,253
Repsol YPF SA	6,658	263,580
Royal Dutch Shell PLC, Class B	35,734	1,494,708
Sasol, Ltd.	5,988	225,371
Statoil ASA	32,350	1,006,660
Total SA	4,037	329,253
		19,186,588
Oil Field Machinery & Equipment — 0.1%
Lufkin Industries, Inc.	2,200	142,010
NATCO Group, Inc., Class A†	4,812	221,544
		363,554
Oil Refining & Marketing — 0.5%
Alon USA Energy, Inc.	5,050	222,251
Frontier Oil Corp.	12,673	554,697
Holly Corp.	6,875	510,056
Thai Oil PCL(9)	109,800	224,211
Western Refining, Inc.	5,686	328,651
		1,839,866
Oil-Field Services — 0.8%
Basic Energy Services, Inc.†	5,600	143,192
Core Laboratories NV†	2,278	231,650
Global Industries, Ltd.†	21,000	563,220
Hercules Offshore, Inc.†	3,400	110,092
Matrix Service Co.†	8,317	206,677
Oil States International, Inc.†	2,278	94,173
Saipem SpA	4,609	158,197
Tidewater, Inc.	15,200	1,077,376
Trico Marine Services, Inc.†	13,900	568,232
		3,152,809
Paper & Related Products — 0.1%
Neenah Paper, Inc.	3,100	127,906
Rayonier, Inc.	8,550	385,947
Smurfit Kappa PLC†	2,252	56,784
		570,637
Petrochemicals — 0.1%
Formosa Chemicals & Fibre Corp.	130,000	299,824
Pharmacy Services — 0.0%
Mayne Group, Ltd.	41,499	143,546
Pipelines — 0.2%
Questar Corp.	12,400	655,340
Platinum — 0.1%
Impala Platinum Holdings, Ltd.	11,245	343,675
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	10,297	233,330
China High Speed Transmission Equipment Group Co., Ltd.†(9)	12,000	10,866
		244,196
Printing-Commercial — 0.1%
Consolidated Graphics, Inc.†	5,675	393,164
De La Rue PLC	3,461	54,141
		447,305

Protection/Safety — 0.0%
Landauer, Inc.	2,574	126,769
Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	4,900	236,621
Publishing-Newspapers — 0.1%
Daily Mail & General Trust	14,169	217,806
Publishing-Periodicals — 0.1%
Emap PLC	9,180	151,715
United Business Media PLC	6,499	103,752
		255,467
Radio — 0.0%
Citadel Broadcasting Corp.	12,708	81,967
Real Estate Investment Trusts — 1.2%
Anthracite Capital, Inc.	23,115	270,445
Boston Properties, Inc.	1,200	122,556
Capital Trust, Inc., Class A	7,380	251,953
CBL & Associates Properties, Inc.	2,376	85,655
Cousins Properties, Inc.	16,569	480,667
Deerfield Triarc Capital Corp.	6,939	101,517
Entertainment Properties Trust	10,981	590,558
Gramercy Capital Corp.	3,465	95,426
Lexington Corporate Properties Trust	7,366	153,213
LTC Properties, Inc.	6,732	153,153
Luminent Mtg. Capital, Inc.	24,700	249,223
Medical Properties Trust, Inc.	13,100	173,313
National Health Investors, Inc.	3,663	116,190
Newcastle Investment Corp.	13,255	332,303
NorthStar Realty Finance Corp.	8,415	105,272
Omega Healthcare Investors, Inc.	6,435	101,866
PS Business Parks, Inc.	1,580	100,125
RAIT Investment Trust	2,079	54,096
Redwood Trust, Inc.	7,100	343,498
Saul Centers, Inc.	2,079	94,283
SL Green Realty Corp.	2,600	322,114
Universal Health Realty Income Trust	2,673	89,011
Urstadt Biddle Properties, Inc., Class A	6,039	102,723
Winthrop Realty Trust	19,899	137,502
		4,626,662
Real Estate Management/Services — 0.5%
CB Richard Ellis Group, Inc., Class A†	10,000	365,000
Daito Trust Construction Co., Ltd.	5,500	262,213
Jones Lang LaSalle, Inc.	10,894	1,236,469
LPS Brasil Consultoria de Imoveis SA†	18,153	235,735
		2,099,417
Real Estate Operations & Development — 0.4%
Emaar Properties PJSC	125,995	406,496
Filinvest Land, Inc.†	1,809,900	84,527
Globe Trade Centre SA†	15,358	268,950
Guangzhou R&F Properties Co., Ltd.	85,600	262,738
Megaworld Corp.	1,697,300	146,794
Metrovacesa SA	1,465	162,590
Mitsui Fudosan Co., Ltd.	2,000	56,203
Shimao Property Holdings, Ltd.	114,500	256,553
		1,644,851
Recreational Centers — 0.0%
Town Sports International Holdings, Inc.†	5,545	107,129
Recreational Vehicles — 0.1%
Yamaha Motor Co., Ltd.	18,300	532,093
Rental Auto/Equipment — 0.1%
Aaron Rents, Inc.(19)	12,700	370,840
Sixt AG	735	45,143
		415,983
Research & Development — 0.1%
Albany Molecular Research, Inc.†	4,555	67,642
Parexel International Corp.†	500	21,030
PRA International†	5,050	127,765
		216,437
Retail-Apparel/Shoe — 1.5%
Aeropostale, Inc.†	6,957	289,968
American Eagle Outfitters, Inc.	31,400	805,724
Brown Shoe Co., Inc.	3,466	84,293
Buckle, Inc.	10,481	412,951
Charlotte Russe Holding, Inc.†	21,772	585,013
Dress Barn, Inc.†	5,652	115,979
DSW, Inc., Class A†	6,634	230,996
Hennes & Mauritz AB, Class B	1,002	59,556
Industria de Diseno Textil SA	8,058	477,360
Jos. A. Bank Clothiers, Inc.†	3,861	160,116
Men’s Wearhouse, Inc.	3,663	187,069
Next PLC	10,077	406,534
Nordstrom, Inc.	31,900	1,630,728
Payless ShoeSource, Inc.†	3,564	112,444
Stella International Holdings, Ltd.†	15,500	31,036
Truworths International, Ltd.	32,295	166,787
		5,756,554
Retail-Automobile — 0.0%
S.A D’Ieteren NV	379	169,609
Retail-Building Products — 0.0%
Praktiker Bau- und Heimwerkermaerkte AG	1,059	42,999
Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	2,100	57,246
The Pantry, Inc.†	2,773	127,835
		185,081
Retail-Discount — 1.0%
BJ’s Wholesale Club, Inc.†	3,267	117,710
Canadian Tire Corp., Ltd., Class A	750	59,176
Dollar Tree Stores, Inc.†	12,900	561,795
Family Dollar Stores, Inc.	9,900	339,768
Target Corp.	18,100	1,151,160
TJX Cos., Inc.	5,700	156,750
Wal-Mart Stores, Inc.	32,100	1,544,331
		3,930,690
Retail-Drug Store — 0.1%
Longs Drug Stores Corp.	11,133	584,705
Retail-Hair Salons — 0.0%
Regis Corp.	2,772	106,029

Retail-Hypermarkets — 0.1%
Wal-Mart de Mexico SA de CV, Series V	103,800	393,928
Retail-Major Department Stores — 0.3%
Home Retail Group	14,371	132,460
J.C. Penney Co., Inc.	6,600	477,708
Marks & Spencer Group PLC	38,198	481,710
		1,091,878
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	2,475	98,134
Ezcorp, Inc., Class A†	18,241	241,511
		339,645
Retail-Perfume & Cosmetics — 0.0%
Douglas Holding AG	587	38,318
Retail-Regional Department Stores — 0.3%
Dillard’s, Inc., Class A	16,275	584,761
Kohl’s Corp.†	6,100	433,283
		1,018,044
Retail-Restaurants — 1.0%
Autogrill SpA	17,779	377,548
Brinker International, Inc.	9,050	264,893
CBRL Group, Inc.	8,100	344,088
CEC Entertainment, Inc.†	9,970	350,944
CKE Restaurants, Inc.	4,852	97,380
Darden Restaurants, Inc.	6,800	299,132
Domino’s Pizza, Inc.	9,010	164,613
IHOP Corp.	1,882	102,437
Jack in the Box, Inc.†	8,774	622,428
McDonald’s Corp.	4,900	248,724
Papa John’s International, Inc.†	7,677	220,790
Ruby Tuesday, Inc.	7,500	197,475
Sonic Corp.†	7,000	154,840
Yum! Brands, Inc.	10,100	330,472
		3,775,764
Rubber-Tires — 0.1%
Compagnie Generale des Etablissements Michelin, Class B	544	76,462
Continental AG	434	61,348
Hankook Tire Co., Ltd.	17,990	323,249
		461,059
Rubber/Plastic Products — 0.1%
Ansell, Ltd.	21,342	220,744
Savings & Loans/Thrifts — 0.7%
BankUnited Financial Corp. Class A	3,861	77,490
Downey Financial Corp.	9,685	639,016
FirstFed Financial Corp.†	2,772	157,256
PFF BanCorp., Inc.	2,376	66,362
Sterling Financial Corp.	5,800	167,852
Washington Mutual, Inc.	34,600	1,475,344
		2,583,320
Schools — 0.0%
ITT Educational Services, Inc.†	900	105,642
New Oriental Education & Technology Group, Inc.†	1,045	56,137
		161,779
Seismic Data Collection — 0.1%
Dawson Geophysical Co.†	2,100	129,066
Input/Output, Inc.†	19,405	302,912
		431,978
Semiconductor Equipment — 0.4%
Credence Systems Corp.†	52,600	189,360
LTX Corp.†	54,403	302,481
Novellus Systems, Inc.†	8,000	226,960
Photronics, Inc.†	19,100	284,208
Tokyo Electron, Ltd.	1,100	81,121
Varian Semiconductor Equipment Associates, Inc.†	3,070	122,984
Veeco Instruments, Inc.†	12,800	265,472
		1,472,586
Semiconductors Components-Intergrated Circuits — 0.3%
Emulex Corp.†	4,752	103,784
Greatek Electronics, Inc.	109,000	205,291
Novatek Microelectronics Corp., Ltd.	45,000	235,502
Taiwan Semiconductor Manufacturing Co., Ltd.	120,449	259,838
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,617	129,297
Vanguard International Semiconductor Corp.	302,000	302,312
		1,236,024
Shipbuilding — 0.2%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,000	283,054
Hyundai Mipo Dockyard Co., Ltd.	1,600	445,094
		728,148
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser PLC	5,438	298,663
Steel-Producers — 1.8%
BlueScope Steel, Ltd.	16,302	142,908
Carpenter Technology Corp.	4,879	635,782
Chaparral Steel Co.	6,500	467,155
China Steel Corp.	133,490	162,466
Dongkuk Steel Mill Co., Ltd.	5,090	165,562
Hyundai Steel Co.	4,140	228,544
JFE Holdings, Inc.	3,600	224,260
Mittal Steel Co NV	31,500	1,985,449
Nucor Corp.	14,500	850,425
Rautaruukki Oyj	8,500	547,260
Salzgitter AG	709	137,692
Steel Dynamics, Inc.	2,278	95,471
ThyssenKrupp AG	2,700	161,265
Voestalpine AG	14,250	1,205,416
		7,009,655
Sugar — 0.1%
Imperial Sugar Co.	12,600	387,954
Telecom Equipment-Fiber Optics — 0.0%
C-COR, Inc.†	7,426	104,410

Telecom Services — 0.6%
Cbeyond, Inc.†	9,180	353,522
Chunghwa Telecom Co., Ltd.	112,000	213,667
Comstar United Telesystems GDR†	31,266	289,210
Embarq Corp.	3,552	225,090
Globe Telecom, Inc.	7,720	226,175
Premiere Global Services, Inc.†	11,287	146,957
SAVVIS, Inc.†	3,070	151,996
Telecom Corp. of New Zealand, Ltd.	109,200	386,397
Telekomunikasi Indonesia Tbk PT	336,000	366,309
USA Mobility, Inc.†	5,000	133,800
		2,493,123
Telecommunication Equipment — 0.1%
Arris Group, Inc.†	1,200	21,108
CommScope, Inc.†	3,564	207,959
Nice Systems, Ltd. ADR†	3,466	120,409
		349,476
Telephone-Integrated — 2.6%
AT&T, Inc.(19)	49,335	2,047,402
Belgacom SA	3,094	137,562
China Netcom Group Corp. Hong Kong, Ltd.	69,000	190,608
CT Communications, Inc.	9,500	289,845
Deutsche Telekom AG	5,798	107,430
Deutsche Telekom AG ADR	9,900	182,259
France Telecom SA	7,838	216,410
Golden Telecom, Inc.	3,700	203,537
KDDI Corp.	241	1,787,070
Koninklijke KPN NV	31,118	518,877
Nippon Telegraph and Telephone Corp.	112	497,576
Sprint Nextel Corp.	65,950	1,365,824
Telecom Egypt	81,939	252,474
Telefonica SA	15,792	353,521
Telekom Austria AG	2,739	68,581
Verizon Communications, Inc.	44,050	1,813,538
Windstream Corp.	13,100	193,356
		10,225,870
Television — 0.3%
British Sky Broadcasting Group PLC	30,158	387,586
CTC Media, Inc.†	7,400	200,836
Mediaset SpA	10,798	111,874
Sinclair Broadcast Group, Inc., Class A	21,302	302,915
		1,003,211
Textile-Apparel — 0.1%
Perry Ellis International, Inc.†	10,910	350,975
Textile-Products — 0.0%
Toray Industries, Inc.	8,000	59,192
Therapeutics — 0.1%
Mannkind Corp.†	5,644	69,590
The Medicines Co.†	4,100	72,242
United Therapeutics Corp.†	1,981	126,309
		268,141
Tobacco — 1.4%
Alliance One International, Inc.†	9,267	93,133
Altria Group, Inc.(19)	25,500	1,788,570
American Physicians Capital, Inc.	12,749	434,710
Japan Tobacco, Inc.	227	1,120,942
Reynolds American, Inc.	22,100	1,440,920
Universal Corp.	3,400	207,128
UST, Inc.	7,650	410,881
Vector, Ltd.	45,561	95,535
		5,591,819
Tools-Hand Held — 0.1%
Makita Corp.	1,300	57,860
Snap-on, Inc.	4,400	222,244
		280,104
Toys — 0.3%
Hasbro, Inc.	8,300	260,703
JAKKS Pacific, Inc.†	5,743	161,608
Marvel Entertainment, Inc.†	3,961	100,926
Mattel, Inc.	24,200	612,018
		1,135,255
Transport-Marine — 0.5%
Gulfmark Offshore, Inc.†	8,428	431,682
Horizon Lines, Inc. Class A	5,264	172,449
Neptune Orient Lines, Ltd.	86,000	297,762
Orient Overseas International, Ltd.	8,000	77,246
Overseas Shipholding Group, Inc.	10,678	869,189
		1,848,328
Transport-Rail — 0.2%
Central Japan Railway Co.	83	876,345
Transport-Services — 0.1%
Hub Group, Inc., Class A†	6,238	219,328
Kuehne & Nagel International AG	385	35,553
National Express Group PLC	9,341	200,520
		455,401
Travel Services — 0.1%
First Choice Holidays PLC	33,761	216,268
Kuoni Reisen Holding	249	150,032
		366,300
Venture Capital — 0.5%
3i Group PLC	76,204	1,782,745
Vitamins & Nutrition Products — 0.1%
Mannatech, Inc.	13,000	206,570
NBTY, Inc.†	7,200	311,040
		517,610
Water — 0.2%
Kelda Group PLC	9,069	171,643
Veolia Environnement	7,530	591,411
		763,054
Web Portals/ISP — 0.3%
EarthLink, Inc.†	9,653	72,108
Trizetto Group, Inc.†	14,648	283,585
United Internet AG	3,238	67,797
United Online, Inc.	47,902	789,904
		1,213,394
Wire & Cable Products — 0.1%
General Cable Corp.†	6,139	465,029

Nexans SA	323	54,121
		519,150
Wireless Equipment — 0.9%
InterDigital, Inc.†	20,469	658,488
Motorola, Inc.	29,050	514,185
Nokia Oyj	53,300	1,501,209
QUALCOMM, Inc.	10,350	449,087
RF Micro Devices, Inc.†	63,742	397,750
Telefonaktiebolaget LM Ericsson, Class B	49,573	199,040
		3,719,759
X-Ray Equipment — 0.0%
Hologic, Inc.†	1,882	104,093
Total Common Stock (cost $276,649,643)		337,634,373
ASSET BACKED SECURITIES — 2.7%
Diversified Financial Services — 2.7%
Advanta Business Card Master Trust, Series 2004-C1, Class C 6.37% due 09/20/13(1)	65,000	66,137
Aegis Asset Backed Securities Trust, Series 2004-6N, 4.75% due 03/25/35*(9)(10)	3,107	2,958
Aegis Asset Backed Securities Trust, Series 2004-5N, 5.00% due 12/25/34*(10)	4,365	2,983
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE1, Class A3 5.61% due 03/25/35(1)	722	722
Asset Securitization Corp., Series 1997-D5, Class A5 6.87% due 02/14/43(2)(3)	50,000	52,669
Banc America Mtg. Securities, Inc., Series 2004-D, Class 2AI0 0.36% due 05/25/34(3)(4)(5)	387,536	1,382
Banc of America Commercial Mtg., Inc., Series 2005-4, Class XC 0.06% due 07/10/45*(2)(3)(5)(10)	2,507,486	18,217
Banc of America Commercial Mtg., Inc., Series 2005-1, Class XW 0.09% due 11/10/42*(2)(3)(5)(9)	5,753,702	20,399
Banc of America Commercial Mtg., Inc., Series 2006-4, Class A4 5.63% due 07/10/46(2)	140,000	138,485
Banc of America Commerical Mtg., Inc., Series 2004-5, Class XC 0.10% due 11/10/41*(2)(3)(5)(10)	1,569,723	19,717
Banc of America Large Loan, Series 2003-BBA2, Class X1A 0.00% due 11/15/15*(2)(3)(9)(10)	104,364	0
Banc of America Large Loan, Series 2005-MIB1, Class K 7.32% due 03/15/22*(1)(2)(10)	93,000	93,025
Banc of America Mortgage Securities Inc., Series 2005-E, Class 2IO 0.31% due 06/25/35(4)(5)(9)	1,038,815	5,785
Bank One Issuance Trust, Series 2003-C4, Class C4 6.35% due 02/15/11(1)	40,000	40,316
Bay View Auto Trust, Series 2005-LJ2, Class C 4.92% due 02/25/14	45,000	44,255
Bayview Commercial Asset Trust, Series 2005-3A, Class IO 0.77% due 11/25/35*(2)(5)(9)(10)	565,998	45,479
Bayview Commercial Asset Trust, Series 2004-3, Class IO 1.60% due 01/25/35*(2)(3)(5)(9)(10)	152,588	10,502
Bayview Commercial Asset Trust, Series 2005-1A, Class IO 1.60% due 04/25/35*(2)(3)(5)(9)(10)	187,120	13,552
Bayview Commercial Asset Trust, Series 2005-1A, Class A1 5.62% due 04/25/35*(1)(2)(9)(10)	33,843	33,874
Bayview Financial Acquisition Trust, Series 2005-B ,Class AIO 4.47% due 04/28/39(3)(5)	652,863	6,400
Bayview Financial Acquisition Trust,
Series 2004-D, Class A 5.71% due 08/28/44(1)	50,444	50,476
Bayview Financial Asset Trust Series 2003-SSRA, Class A 6.02% due 10/25/38*(1)(10)	29,655	29,878
Bayview Financial Asset Trust, Series 2004-SSRA, Class A1 5.92% due 12/25/39*(1)(10)	50,446	50,817
Bear Stearns Alt-A Trust, Series 2004-9, Class 1A1 5.43% due 09/25/34(3)(4)	14,276	14,491
Bear Stearns Asset Backed Securities Trust, Series 2005-3, Class A1 5.77% due 09/25/35(1)	40,656	40,678
Bear Stearns Asset Backed Securities Trust, Series 2003-3, Class A2 5.91% due 06/15/43(1)	41,406	41,633
Bear Stearns Commercial Mtg. Securities, Inc., 0.03% due 12/11/40(4)(5)	6,514,019	29,484
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16, Class A6 4.75% due 02/13/46(2)	32,000	30,064
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR4, Class A3 5.47% due 06/11/41(2)	32,000	31,448

Bombardier Capital Mtg. Securitization Corp., Series 2001-A, Class A 6.81% due 12/15/30	21,334	21,419
Capital One Multi-Asset Execution Trust, Series 2002-C1, Class C1 8.07% due 07/15/10(1)	15,000	15,083
Carmax Auto Owner Trust, Series 2004-2, Class D 3.67% due 09/15/11	4,505	4,444
Chase Commercial Mtg. Securities Corp., Series 2000-3, Class A2 7.32% due 10/15/32(2)	18,000	18,780
Chase Credit Card Master Trust, Series 2003-3, Class C 6.40% due 10/15/10(1)	60,000	60,592
Chase Funding Net Interest Margin Trust, Series 2004-OPT1 4.46% due 06/27/34*(9)(10)	8,844	8,726
Citibank Credit Card Issuance Trust, Series 2001-C1, Class C1 6.44% due 01/15/10(1)	30,000	30,135
Citigroup Commercial Mtg. Trust, Series 2005-C3, Class XC 0.09% due 05/15/43*(2)(3)(5)(10)	4,756,601	49,780
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series Class 2007-CD4, Class XC 0.04% due 12/11/49*(2)(3)(5)(9)(10)	1,528,000	14,444
CNL Funding, Series 1999-1, Class A2 7.64% due 06/18/14*(2)(10)	100,000	103,491
Commercial Mtg. Acceptance Corp., Series 1998-C2, Class F 5.44% due 09/15/30*(2)(10)	688,000	672,441
Commercial Mtg. Pass Through Certs, Series 2005-LP5, Class XC 0.06% due 05/10/43*(2)(3)(5)(10)	1,774,141	15,737
Commercial Mtg. Pass Through Certs, Series 2004-LB3A, Class A5 5.28% due 07/10/37(2)(3)	52,000	50,955
Commercial Mtg. Pass Through Certs, Series 2006-CN2A, Class H 5.57% due 02/05/19*(2)(3)(10)	19,000	18,636
Commercial Mtg. Pass Through Certs, Series 2001-J2A, Class A2F 5.82% due 07/16/34*(1)(2)(10)	46,000	46,695
Commercial Mtg. Trust, Pass Through Certs, Series 2006-C8, Class XS 0.05% due 12/10/46(4)(5)	2,202,841	27,613
Conseco Finance Securitizations Corp., Series 2002-1, Class A 6.68% due 12/01/33	54,594	55,074
Conseco Finance Securitizations Corp., Series 2001-3, Class A4 6.91% due 05/01/33	189,881	194,249
Conseco Finance Securitizations Corp., Series 2001-1, Class A5 6.99% due 07/01/32	293,411	285,510
Conseco Finance Securitizations Corp., Series 2000-6, Class A5 7.27% due 09/01/31	9,528	8,766
Conseco Finance Securitizations Corp., Series 2001-4, Class A4 7.36% due 09/01/33	171,167	171,149
Conseco Finance Securitizations Corp., Series 2002-1, Class M1A 7.37% due 12/01/33(1)(9)	118,000	116,053
Conseco Finance Securitizations Corp., Series 2002-2, Class M1 7.42% due 03/01/33	4,000	3,974
Conseco Finance Securitizations Corp., Series 2000-5, Class A6 7.96% due 02/01/32	28,000	23,427
Conseco Finance Securitizations Corp., Series 2000-4, Class A6 8.31% due 05/01/32	65,000	53,112
Conseco Finance Securitizations Corp., Series 2002-2, Class AI0 8.50% due 03/01/33(5)(9)	112,226	20,854
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A3 0.00% due 05/25/36(1)(4)(5)(9)	364,032	406
Countrywide Alternative Loan Trust, Series 2005-24, Class 1AX 1.22% due 07/20/35(3)(4)(9)	676,708	12,191
Countrywide Alternative Loan Trust,
Series 2005-24, Class IIAX 1.89% due 07/20/35(3)(4)(5)(9)	337,248	8,685
Countrywide Alternative Loan Trust,
Series 2007-23CB, Class A4 0.99% due 09/25/37(1)(4)(5)	317,000	10,699
Countrywide Asset-Backed NIM Certificates, Series 2004-14, Class N 5.00% due 06/25/36*(9)(10)	2,253	2,152
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-2, Class 2X zero coupon due 03/25/35(4)(5)(9)	360,696	7,270
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-9, Class 1X 1.86% due 05/25/35(3)(4)(5)(9)	298,711	5,134

Countrywide Home Loan Mtg. Pass Through Trust, Series 2006-OA5, Class X 2.28% due 04/25/46(3)(4)(5)(9)	218,941	7,868
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-R2, Class 2A3 8.00% due 06/25/35*(10)	58,568	61,509
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2, Class F 6.75% due 11/15/30*(2)(10)	44,000	45,886
Credit Suisse Mtg. Capital Certificates, Series 2007-C1, Class AX 0.05% due 02/15/40*(2)(3)(5)(9)(10)	874,544	9,463
Credit Suisse Mtg. Capital Certificates, Series 2006-C5, Class AX 0.07% due 12/15/39(2)(3)(5)	1,408,432	24,464
Crown Castle Towers LLC, Series 2005-1A, Class D 5.61% due 06/15/35*(2)(10)(5)	84,000	82,866
CS First Boston Mtg. Securities Corp., Series 2005-C2, Class AX 0.11% due 04/25/37*(2)(3)(5)(10)	2,405,319	36,416
CS First Boston Mtg. Securities Corp., Series 2003-C3, Class AX 0.76% due 05/15/38*(2)(3)(5)(10)	1,698,157	67,135
CS First Boston Mtg. Securities Corp., Series 2001-CK1, Class AY 0.77% due 12/16/35*(2)(3)(5)(10)	1,973,000	42,293
CS First Boston Mtg. Securities Corp., Series 2004-FR1N, Class A 5.00% due 11/27/34*(9)(10)	30,069	28,566
CS First Boston Mtg. Securities Corp., Series 2004-C2, Class A2 5.42% due 05/15/36(2)	50,000	49,001
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class H 6.02% due 11/15/19*(1)(2)(10)	50,000	50,066
CS First Boston Mtg. Securities Corp., Series 2005-TF2A, Class J 6.22% due 09/15/20*(1)(2)(10)	62,000	62,085
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class J 6.27% due 11/15/19*(1)(2)(10)	50,000	50,090
DLJ Commercial Mtg. Corp., Series 2000-CF1, Class A1B 7.62% due 06/10/33(2)	69,372	72,688
FFCA Secured Lending Corp., Series 2000-1, Class A2 7.77% due 09/18/27*(2)(10)	84,769	86,486
Ford Credit Auto Owner Trust, Series 2004-A, Class C 4.19% due 07/15/09	50,000	49,764
Fremont NIM Trust, Series 2004-3, Class A 4.50% due 11/27/34*(5)(10)	218	38
GE Capital Commercial Mtg. Corp., Series 2005-C3, Class XC 0.05% due 07/25/45*(2)(3)(5)(10)	11,577,893	59,330
GE Capital Credit Card Master Note Trust, Series 2004-2, Class C 5.80% due 09/15/10(1)	100,000	99,736
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class XC 0.04% due 11/10/45(4)(5)	8,934,407	59,484
GMAC Commercial Mtg. Securities, Inc., Series 1999-C3, Class F 0.10% due 05/10/43(4)(5)	3,258,976	54,361
GMAC Commercial Mtg. Securities, Inc., Series 1997-C1, Class X 1.32% due 07/15/29(2)(3)(5)	763,052	24,571
GMAC Commercial Mtg. Securities, Inc., Series 2003-C3, Class A4 5.02% due 04/10/40(2)	25,000	24,066
GMAC Commercial Mtg. Securities, Inc., Series 1999-C3, Class F 7.81% due 08/15/36(2)(3)	34,000	35,627
Granite Mtg. PLC, Series 2002-2, Class 1C 6.61% due 01/20/43(1)(4)(9)	25,568	25,722
Granite Mtg. PLC, Series 2003-3, Class 1C 6.81% due 01/20/44(1)(4)(9)	30,000	30,543
Green Tree Financial Corp.,
Series 1999-1, Class A6 6.37% due 07/01/25	5,000	5,014
Green Tree Financial Corp., Series 1999-3, Class A7 6.74% due 02/01/31	10,000	9,913
Green Tree Financial Corp., Series 1997-7, Class A8 6.86% due 07/15/29	17,908	18,289
Green Tree Financial Corp., Series 1998-4, Class A7 6.87% due 04/01/30	2,568	2,605
Green Tree Financial Corp., Series 1999-4, Class A5 6.97% due 05/01/31	18,029	18,068
Green Tree Financial Corp., Series1997-6, Class A8 7.07% due 01/15/29	28,566	29,170
Green Tree Financial Corp., Series 1997-6, Class M1 7.21% due 01/15/29	27,000	22,920
Green Tree Financial Corp., Series 1995-8, Class M1 7.30% due 12/15/26	6,310	6,355

Green Tree Financial Corp., Series 1997-4, Class A7 7.36% due 02/15/29	25,905	26,876
Green Tree Financial Corp., Series 1997-6, Class A9 7.55% due 01/15/29	42,429	43,899
Green Tree Financial Corp., Series 1999-5, Class A5 7.86% due 03/01/30	174,294	161,960
Greenpoint Manufactured Housing, Series 1999-5, Class A4 7.59% due 11/15/28	98,932	101,402
Greenpoint Manufactured Housing, Series 2000-3, Class IA 8.45% due 06/20/31	46,531	39,918
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class X1 1.36% due 06/25/45(3)(4)(5)(9)	228,895	5,186
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class XC 0.05% due 04/10/37*(2)(3)(5)(10)	5,549,836	23,499
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 4.57% due 08/10/42(2)	26,000	24,931
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A4 4.91% due 01/05/36(2)	26,000	24,923
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 5.44% due 03/10/39(2)	109,000	105,892
GS Mtg. Securities Corp. II, Series 2004-C1, Class X1 0.16% due 10/10/28*(2)(3)(5)(10)	1,975,515	14,271
GS Mtg. Securities Corp. II, Series 2005-GG4, Class XC 0.18% due 07/10/39*(2)(3)(5)(10)	3,116,009	60,834
GS Mtg. Securities Corp. II, Series 2003-C1, Class X1 0.37% due 01/10/40*(2)(3)(5)(10)	1,505,715	26,004
GS Mtg. Securities Corp. II, Series 2003-FL6A, Class L 8.57% due 11/15/15*(1)(2)(5)(10)	25,000	24,797
GSAMP Trust, Series 2005-NC1N 5.00% due 02/25/35*(9)(10)	78	75
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A2 7.50% due 03/25/35*(4)(10)	35,541	36,929
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A2 7.50% due 09/25/35*(4)(10)	41,361	42,685
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A3 8.00% due 03/25/35*(4)(10)	31,351	32,893
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A3 8.00% due 09/25/35*(4)(10)	50,779	52,821
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A4 8.50% due 09/25/35*(4)(10)	15,724	16,595
HVB Mtg. Capital Corp., Series 2003-FL1A, Class K 8.17% due 09/10/22*(1)(2)(9)(10)	72,000	71,919
Hyundai Auto Receivables Trust, Series 2004-A, Class D 4.10% due 08/15/11	54,421	53,903
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP5, Class X1 0.04% due 12/15/44*(2)(3)(5)(10)	10,492,081	47,321
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP3, Class X1 0.05% due 08/15/42*(2)(3)(5)(10)	4,005,034	30,717
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB12, Class X1 0.07% due 09/12/37*(2)(3)(5)(10)	2,208,139	22,858
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP1, Class X1 0.08% due 03/15/46*(2)(3)(5)(10)	1,113,748	10,260
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2, Class X1 0.11% due 07/15/42*(2)(3)(5)(10)	8,908,161	149,139
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class X 0.46% due 05/15/47(2)(3)(5)(9)	1,252,655	41,300
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2, Class AM 4.78% due 07/15/42(2)	10,000	9,300
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2003-CB6, Class A2 5.26% due 07/12/37(2)	32,000	31,256
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2007-LDPX, Class A3 5.42% due 01/15/49(2)(9)	623,000	600,902
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14, Class A4 5.47% due 12/12/44(2)(3)	90,000	87,789
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(2)	191,000	186,653
J.P. Morgan Commercial Mtg. Finance Corp., Series 2000-C9, Class G 6.25% due 10/15/32*(2)(10)	25,000	25,349

J.P. Morgan Commercial Mtg. Finance Corp., Series 1997-C5, Class F 7.56% due 09/15/29(2)	27,000	28,680
LB-UBS Commercial Mtg. Trust, Series 2006-C1, Class XCL 0.07% due 02/15/41*(2)(3)(5)(10)	5,244,241	57,622
LB-UBS Commercial Mtg. Trust, Series 2005-C7, Class XCL 0.08% due 11/15/40*(2)(3)(5)(10)	5,039,233	47,572
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class XCL 0.10% due 09/15/40*(2)(3)(5)(10)	2,531,612	37,111
LB-UBS Commercial Mtg. Trust, Series 2005-C2, Class XCL 0.15% due 04/15/40*(2)(3)(5)(10)	4,592,273	50,623
LB-UBS Commercial Mtg. Trust, Series 2005-C3, Class XCL 0.18% due 07/15/40*(2)(3)(5)(10)	1,409,640	30,153
LB-UBS Commercial Mtg. Trust, Series 2004-C1, Class A4 4.57% due 01/15/31(2)	22,000	20,611
LB-UBS Commercial Mtg. Trust, Series 2004-C7, Class A6 4.79% due 10/15/29(2)	35,000	33,052
Lehman ABS Manufactured Housing Contract, Series 2001-B, Class M1 6.63% due 03/15/28	3,000	2,675
Lehman Brothers Floating Rate Commercial Mtg. Trust, Series 2005-LLFA, Class J 6.12% due 07/16/18*(1)(2)(10)	19,000	19,024
Lehman Mtg. Trust, Series 2006-5, Class 1A3 0.08% due 09/25/36(1)(4)(5)	42,554	139
Lehman Mtg. Trust, Series 2006-5, Class 2A2 1.83% due 09/25/36(1)(4)(5)(9)	145,811	6,690
Lehman Mtg. Trust, Series 2007-5, Class 4A2 5.64% due 08/25/36(1)(4)(9)	102,799	101,978
Marriott Vacation Club Owner Trust, Series 2002-1A, Class A1 6.02% due 12/20/24*(1)(10)	18,591	18,714
Master Adjustable Rate Mtgs. Trust, Series 2005-2, Class 7AX 0.17% due 03/25/35(4)(5)	191,828	669
Master Adjustable Rate Mtgs. Trust, Series 2004-3, Class 4AX 1.42% due 04/25/34(4)(5)	70,323	1,294
Master Adjustable Rate Mtgs. Trust, Series 2004-7, Class 2A1 7.26% due 08/25/34(3)(4)	27,340	27,500
Master Reperforming Loan Trust, Series 2005-1, Class 1A4 7.50% due 08/25/34*(4)(10)	43,972	45,353
Master Reperforming Loan Trust, Series 2005-2, Class 1A3 7.50% due 05/25/35*(4)(10)	46,166	48,025
MBNA Credit Card Master Note Trust, Series 2003-C5, Class C5 6.50% due 11/15/10(1)	60,000	60,548
Merit Securities Corp., Series 11PA, Class 3A1 5.94% due 04/28/27*(1)(10)	82,966	83,624
Merrill Lynch CFC Commercial Mtg., Series 2006-4, Class XC 0.48% due 12/12/49(4)(5)	2,736,360	40,751
Merrill Lynch Mtg. Investors, Inc., Series 2005-LC1, Class XA 0.11% due 01/12/44(4)(5)	1,118,099	9,887
Merrill Lynch Mtg. Investors, Inc., Series 2004-WMC3, Class B3 5.00% due 01/25/35	26,000	23,203
Merrill Lynch Mtg. Investors, Inc., Series 2004-HE2, Class N1 5.00% due 08/25/35*(10)	1,371	1,337
Merrill Lynch Mtg. Investors, Inc., Series 2005-WMC1, Class N1 5.00% due 09/25/35*(10)	385	358
Merrill Lynch Mtg. Trust, Series 2005-MCP1, Class XC 0.11% due 06/12/43*(2)(3)(5)(10)	2,329,674	31,205
Merrill Lynch Mtg. Trust, Series 2005-MKB2, Class A2 4.81% due 09/12/42(2)	117,000	115,183
Mezz Capital Commercial Mtg. Trust,
5.47% due 12/15/16(5)(9)	273,000	90,345
Mezz Capital Commercial Mtg. Trust, Series 2005-C3, Class X 5.56% due 05/15/44(5)(9)(10)	174,709	50,884
Mezz Capital Commercial Mtg. Trust, Series 2004-C2, Class A 6.41% due 12/15/19(5)(9)(10)	155,923	46,679
Mid-State Trust, Series 11, Class B 8.22% due 07/15/38	9,575	8,699
Morgan Stanley Capital I, Series 2005-HQ6, Class X1 0.07% due 08/13/42*(2)(3)(5)(10)	3,832,961	40,249
Morgan Stanley Capital I, Series 2004-HQ4, Class A7 4.97% due 04/14/40(2)	41,000	39,094
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 5.45% due 02/20/44(2)	191,000	184,670
Morgan Stanley Capital I, Series 1998-CF1, Class D 7.35% due 07/15/32(2)	56,000	58,112
Morgan Stanley Mtg. Loan Trust, Series 2005-5AR, Class 2A1 5.36% due 09/25/35(3)(4)	188,643	190,788
Mortgage Capital Funding, Inc., Series 1998-MC2, Class E 7.08% due 06/18/30(2)(3)	27,000	27,480

Navistar Financial Corp. Owner Trust, Series 2004-B, Class C 3.93% due 10/15/12	3,530	3,423
Navistar Financial Corp. Owner Trust, Series 2005-A, Class C 4.84% due 01/15/14	19,272	19,132
New Century Home Equity Loan Trust, Series 2003-5, Class AI7 5.15% due 06/25/33	31,477	30,493
Nomura Asset Acceptance Corp., Series 2004-R3, Class PT 7.82% due 02/25/35*(3)(4)(9)(10)	50,395	50,692
Oakwood Mtg. Investors, Inc., Series 2002-C, Class A1 5.41% due 11/15/32	102,755	88,967
Oakwood Mtg. Investors, Inc., Series 2001-E, Class AIO 6.00% due 11/15/09(5)(9)	129,730	14,040
Oakwood Mtg. Investors, Inc., Series 2002-A, Class AIO 6.00% due 02/15/10(5)(9)	107,011	12,465
Oakwood Mtg. Investors, Inc., Series 2001-E, Class A4 6.81% due 12/15/31	71,725	59,224
Oakwood Mtg. Investors, Inc., Series 2000-A, Class A3 7.95% due 03/15/22	45,142	36,505
Origen Manufactured Housing, Series 2004-B, Class A2 3.79% due 12/15/17	45,905	45,076
Origen Manufactured Housing, Series 2004-B, Class A3 4.75% due 08/15/21	26,000	24,777
Permanent Financing PLC, Series 8, Class 2C 5.76% due 06/10/42(1)(4)(9)	75,000	75,052
Permanent Financing PLC, Series 5, Class 2C 6.01% due 06/10/42(1)(4)	62,000	61,277
Permanent Financing PLC, Series 4, Class 3C 6.16% due 06/10/42(1)(4)(9)	60,000	60,433
Permanent Financing PLC, Series 3, Class 3C 6.51% due 06/10/42(1)(4)(9)	50,000	50,344
Pillar Funding PLC, Series 2004-1A, Class C1 6.35% due 06/15/11*(1)(9)(10)	101,000	100,995
Providian Gateway Master Trust, Series 2004-EA, Class D 6.25% due 11/15/11*(1)(9)(10)	100,000	100,266
Pure Mortgages, Series 2004-1A, Class E 6.61% due 02/28/34*(1)(9)(10)	50,000	49,913
Residential Asset Mtg. Products, Inc., Series 2002-SL1, ClassAI3 7.00% due 06/25/32	80,421	80,161
Residential Asset Securities NIM Corp., Series 2004-NT11 4.50% due 12/25/34*(9)(10)	7,682	6,145
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A6 0.23% due 07/25/36(1)(4)(5)	24,285	177
Residential Asset Securitization Trust, Series 2007-A3, Class 2A2 1.37% due 04/25/37(1)(4)(5)	135,258	4,287
SACO I Trust, Series 2005-10, Class 1A 5.58% due 06/25/36(1)	58,336	58,364
Sail Net Interest Margin Notes, Series 2003-5, Class A 7.35% due 06/27/33*(9)(10)	6,959	205
Sail Net Interest Margin Notes, Series 2003-BC2A, Class A 7.75% due 04/27/33*(10)	10,591	881
Sequoia Mtg. Funding Co., Series 2004-A, Class AX1 0.80% due 02/25/08*(4)(5)(10)	284,667	1,108
Sharps SP I LLC Net Interest Margin Trust, Series 2004-HE1N 4.94% due 02/25/34*(9)(10)	7,001	0
Strips, Series 2004-1A, Class K 5.00% due 03/24/18*(2)(9)(10)	50,000	46,838
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-19, Class 2A1X 0.81% due 01/25/35(3)(4)(5)	286,009	2,503
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-9, Class AX 1.11% due 05/25/35(3)(4)(5)	741,919	10,665
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8, Class 1A3 7.25% due 07/25/34(3)(4)	6,834	6,879
Structured Asset Securities Corp., Series 2007-4, Class 1A3 0.93% due 10/28/16*(1)(4)(5)	1,873,000	47,443
Structured Asset Securities Corp., Series 2007-4, Class 1A4 1.00% due 10/28/16*(4)(5)	1,873,000	49,672
Structured Asset Securities Corp., Series 2004-NP2, Class A 5.67% due 06/25/34*(1)(4)	59,442	59,436
Thornburg Mtg. Securities Trust, Series 2006-4, Class A2B 5.44% due 07/25/36(1)(4)	39,452	39,419

TIAA Real Estate CDO, Ltd., Series 2002-1A, Class IIFX 6.77% due 05/22/37*(9)(10)	86,000	87,410
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18, Class XC 0.09% due 04/15/42*(2)(3)(5)(10)	5,352,617	53,611
Wachovia Bank Commercial Mtg. Trust, Series 2005-C16, Class A4 4.85% due 10/15/41(2)	32,000	30,173
WAMU Commerical Mtg. Securities Trust, Series 2005-C1A, Class F 5.30% due 05/25/36*(2)(10)	65,000	61,990
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR12, Class 2A5 4.32% due 07/25/35(3)(4)	654,000	635,431
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR9, Class 1A2 4.35% due 05/25/35(3)(4)	116,960	114,833
WFS Financial Owner Trust, Series 2004-1, Class D 3.17% due 08/22/11	1,335	1,333
WFS Financial Owner Trust, Series 2004-4, Class D 3.58% due 05/17/12	15,440	15,305
WFS Financial Owner Trust, Series 2004-3, Class D 4.07% due 02/17/12	8,234	8,185
WFS Financial Owner Trust, Series 2005-1, Class D 4.09% due 08/17/12	11,234	11,136
Total Asset Backed Securities (cost $11,090,546)		10,658,261
CORPORATE BONDS & NOTES — 5.3%
Advanced Materials — 0.0%
Hexcel Corp. Senior Sub. Notes 6.75% due 02/01/15	35,000	33,950
Advertising Agency — 0.0%
Omnicom Group, Inc. Company Guar. Senior Notes 5.90% due 04/15/16	15,000	14,817
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 6.63% due 08/15/15	15,000	14,213
Advertising Services — 0.1%
RH Donnelley Corp. Senior Notes 8.88% due 01/15/16	30,000	31,200
Vertis, Inc. Company Guar. Notes 10.88% due 06/15/09	90,000	88,200
Vertis, Inc. Sub. Notes 13.50% due 12/07/09*(10)	20,000	16,000
		135,400
Aerospace/Defense — 0.1%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	55,000	53,487
DRS Technologies, Inc. Company Guar. Notes 2.00% due 02/01/26*(10)	75,000	82,125
TransDigm, Inc. Company Guar. Notes 7.75% due 07/15/14	10,000	10,100
TransDigm, Inc. Senior Sub. Notes 7.75% due 07/15/14*(10)	40,000	40,400
		186,112
Agricultural Chemicals — 0.0%
The Mosaic Co. Senior Notes 7.38% due 12/01/14*(10)	20,000	20,200
The Mosaic Co. Senior Notes 7.63% due 12/01/16*(10)	20,000	20,450
		40,650
Airlines — 0.0%
American Airlines, Inc. Pass Through Certs. 7.86% due 04/01/13	10,000	10,575
Continental Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.56% due 08/15/13	15,000	15,469
Continental Airlines, Inc. Pass Through Certs. Series 1981-A 6.65% due 09/15/17	33,404	33,654
Continental Airlines, Inc. Pass Through Certs. Series 974A 6.90% due 07/02/19	6,824	6,960
Northwest Airlines, Inc. Pass Through Certs. 7.15% due 04/01/21	29,042	30,894
United AirLines, Inc. Pass Through Certs. Series 2007-1, Class A 6.64% due 07/02/22(9)	15,000	15,000
		112,552

Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 8.78% due 12/15/14(1)	35,000	35,525
Levi Strauss & Co. Senior Notes 8.88% due 04/01/16	30,000	30,750
Levi Strauss & Co. Senior Notes 9.75% due 01/15/15	35,000	37,450
		103,725
Auto-Cars/Light Trucks — 0.1%
DaimlerChrysler NA Holding Corp. Company Guar. Bonds 5.75% due 09/08/11	65,000	65,089
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	5,000	5,164
Ford Motor Co. Notes 7.45% due 07/16/31	65,000	51,919
General Motors Corp. Notes 7.20% due 01/15/11	170,000	163,413
General Motors Corp. Debentures 9.40% due 07/15/21	10,000	9,775
		295,360
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.88% due 03/01/17	40,000	39,300
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	30,000	29,063
Dana Corp. Notes 5.85% due 01/15/15†(13)(17)	45,000	43,200
Tenneco Automotive, Inc. Company Guar. Notes 8.63% due 11/15/14	75,000	77,250
Tenneco, Inc. Secured Notes 10.25% due 07/15/13	5,000	5,375
Titan International, Inc. Company Guar. Notes 8.00% due 01/15/12	45,000	46,237
United Components, Inc. Senior Sub. Notes 9.38% due 06/15/13	10,000	10,325
		250,750
Banks-Commercial — 0.0%
PNC Bank NA Sub. Notes 4.88% due 09/21/17	30,000	27,669
Banks-Super Regional — 0.0%
Bank of America Corp. 6.36% due 12/18/28(1)	20,000	20,070
Building & Construction Products-Misc. — 0.1%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	45,000	47,025
Builders FirstSource, Inc. Company Guar. Notes 9.61% due 02/15/12(1)	30,000	30,375
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14	120,000	114,300
NTK Holdings, Inc. Senior Notes 10.75% due 03/01/14(6)	30,000	21,750
		213,450
Building Products-Cement — 0.0%
Texas Industries, Inc. Senior Notes 7.25% due 07/15/13	50,000	50,125
Building-Residential/Commerical — 0.0%
DR Horton, Inc. Senior Notes 7.88% due 08/15/11	10,000	10,368
K. Hovnanian Enterprises, Inc. Company Guar. Notes 8.88% due 04/01/12	15,000	13,800
Meritage Homes Corp.
Company Guar. Notes 6.25% due 03/15/15	35,000	31,150
Meritage Homes Corp. Senior Notes 7.00% due 05/01/14	10,000	9,300
Standard-Pacific Corp. Senior Notes 6.50% due 10/01/08	35,000	34,300
		98,918
Cable TV — 0.2%
CCH I LLC/CCH II Capital Corp. Sec. Notes 11.00% due 10/01/15	80,000	83,500
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	170,000	177,650
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	45,000	46,969
COX Communications, Inc. Notes 5.88% due 12/01/16*(10)	10,000	9,777
COX Communications, Inc. Bonds 6.45% due 12/01/36*(10)	10,000	9,618
COX Communications, Inc. Notes 7.13% due 10/01/12	40,000	42,259
CSC Holdings, Inc. Senior Notes 6.75% due 04/15/12	105,000	99,750
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	40,000	39,700

DirecTV Holdings LLC Company Guar. Notes 6.38% due 06/15/15	75,000	70,500
Echostar DBS Corp. Company Guar. Senior Notes 6.38% due 10/01/11	110,000	107,800
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14	15,000	14,325
Echostar DBS Corp. Company Guar. Notes 7.00% due 10/01/13	30,000	29,550
TCI Communications, Inc. Company Guar. Notes 7.88% due 02/15/26	5,000	5,574
Tele-Communications, Inc. Senior Notes 7.88% due 08/01/13	30,000	32,873
Tele-Communications, Inc. Debentures 9.80% due 02/01/12	35,000	40,399
Time Warner Cable, Inc. Senior Notes 5.85% due 05/01/17*(10)	5,000	4,863
Time Warner Cable, Inc. Senior Notes 6.55% due 05/01/37*(10)	10,000	9,665
		824,772
Casino Hotels — 0.1%
Boyd Gaming Corp. Senior Sub. Notes 7.13% due 02/01/16	45,000	43,650
Boyd Gaming Corp. Senior Sub. Notes 7.75% due 12/15/12	60,000	61,500
Caesars Entertainment, Inc. Senior Notes 7.00% due 04/15/13	45,000	47,137
Station Casinos, Inc. Senior Notes 6.00% due 04/01/12	25,000	23,500
Trump Entertainment Resorts, Inc. Secured Notes 8.50% due 06/01/15	5,000	4,963
		180,750
Cellular Telecom — 0.1%
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	45,000	48,262
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	30,000	37,399
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	25,000	25,813
iPCS, Inc. Secured Notes 7.48% due 05/01/13*(1)(10)	15,000	15,019
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*(10)	10,000	10,325
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*(10)	40,000	41,300
Nextel Communications, Inc. Senior Notes 6.88% due 10/31/13	10,000	9,925
Rural Cellular Corp. Senior Sub. Notes 8.36% due 06/01/13*(1)(10)	25,000	24,875
Rural Cellular Corp. Senior Notes 9.88% due 02/01/10	20,000	20,900
Rural Cellular Corp. Senior Notes 11.11% due 11/01/12(1)	35,000	36,050
		269,868
Chemicals-Diversified — 0.0%
Bayer Corp. Bonds 6.20% due 02/15/08*(3)(10)	15,000	15,040
Lyondell Chemical Co. Company Guar. Notes 6.88% due 06/15/17	10,000	9,650
Lyondell Chemical Co. Company Guar. Notes 8.00% due 09/15/14	30,000	30,825
Lyondell Chemical Co. Company Guar. Notes 8.25% due 09/15/16	20,000	20,900
		76,415
Chemicals-Specialty — 0.1%
Hercules, Inc. Company Guar. Notes 6.75% due 10/15/29	10,000	9,700
Lubrizol Corp. Senior Notes 5.50% due 10/01/14	15,000	14,372
MacDermid, Inc. Senior Notes 9.50% due 04/15/17*(10)	50,000	50,250
Nalco Co. Senior Sub. Notes 8.88% due 11/15/13	45,000	46,687
PQ Corp. Company Guar. Notes 8.00% due 02/15/13	15,000	15,900
		136,909
Coal — 0.1%
Arch Western Finance LLC Sec. Notes 6.75% due 07/01/13	95,000	91,200

Massey Energy Co. Senior Notes 6.63% due 11/15/10	40,000	39,400
Peabody Energy Corp. Company Guar. Notes 5.88% due 04/15/16	85,000	79,475
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	20,000	20,400
		230,475
Commercial Services — 0.0%
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	85,000	77,988
Iron Mountain, Inc. Senior Sub. Notes 8.75% due 07/15/18	15,000	15,450
		93,438
Commercial Services-Finance — 0.0%
Block Financial Corp. Company Guar. Notes 5.13% due 10/30/14	25,000	23,029
iPayment, Inc. Company Guar. Notes 9.75% due 05/15/14	15,000	15,000
		38,029
Computer Services — 0.0%
Compucom Systems, Inc. Senior Notes 12.00% due 11/01/14*(10)	35,000	37,625
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	14,000	14,333
Sungard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	34,000	35,955
		87,913
Computers-Integrated Systems — 0.0%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	15,000	14,738
Consumer Products-Misc. — 0.0%
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	35,000	34,563
Playtex Products, Inc. Sec. Notes 8.00% due 03/01/11	15,000	15,450
Spectrum Brands, Inc. Company Guar. Notes 7.38% due 02/01/15	15,000	12,056
Spectrum Brands, Inc. Company Guar. Notes 11.00% due 10/02/13(1)	25,000	23,250
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15	30,000	29,100
		114,419
Containers-Metal/Glass — 0.0%
Crown Americas LLC Company Guar. Notes 7.63% due 11/15/13	5,000	5,050
Owens-Illinois, Inc. Debentures 7.50% due 05/15/10	35,000	35,306
		40,356
Containers-Paper/Plastic — 0.1%
Berry Plastics Holding Corp. Secured Notes 8.88% due 09/15/14	50,000	50,625
Berry Plastics Holding Corp. Company Guar. Notes 10.25% due 03/01/16	50,000	50,000
Graphic Packaging International Corp. Company Guar. Notes 8.50% due 08/15/11	45,000	46,012
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	15,000	14,887
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	30,000	29,100
Solo Cup Co.
Senior Sub. Notes 8.50% due 02/15/14	10,000	8,750
Stone Container Corp. Notes 8.38% due 07/01/12	10,000	10,013
Tekni-Plex, Inc. Company Guar. Notes 10.88% due 08/15/12	15,000	16,650
		226,037
Cosmetics & Toiletries — 0.0%
The Estee Lauder Cos., Inc. Senior Notes 5.55% due 05/15/17	5,000	4,874
The Estee Lauder Cos., Inc. Senior Notes 6.00% due 05/15/37	20,000	19,117
		23,991
Direct Marketing — 0.0%
Affinion Group, Inc. Company Guar. Notes 10.13% due 10/15/13	45,000	48,038
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/15	40,000	43,200
		91,238

Diversified Financial Services — 0.0%
GATX Financial Corp. Notes 5.80% due 03/01/16	10,000	9,566
Diversified Manufacturing Operations — 0.0%
Blount, Inc. Senior Sub. Notes 8.88% due 08/01/12	30,000	30,300
RBS Global, Inc./ Rexnord Corp. Company Guar. Notes 9.50% due 08/01/14	80,000	82,000
		112,300
Diversified Operations — 0.0%
Leucadia National Corp. Senior Notes 7.13% due 03/15/17*(10)	30,000	29,100
Diversified Operations/Commerical Services — 0.0%
Aramark Corp. Senior Notes 8.50% due 02/01/15*(10)	45,000	45,788
Drug Delivery Systems — 0.0%
Hospira, Inc. Senior Notes 5.55% due 03/30/12	15,000	14,870
Hospira, Inc. Senior Notes 6.05% due 03/30/17	10,000	9,847
		24,717
Electric-Generation — 0.1%
Edison Mission Energy Senior Notes. 7.00% due 05/15/17*(10)	25,000	23,563
Edison Mission Energy Senior Notes 7.20% due 05/15/19*(10)	30,000	28,200
Edison Mission Energy Senior Notes 7.50% due 06/15/13	20,000	19,800
Edison Mission Energy Senior Notes 7.75% due 06/15/16	15,000	14,925
The AES Corp. Sec. Notes 8.75% due 05/15/13*(10)	55,000	58,025
The AES Corp. Sec. Notes 9.00% due 05/15/15*	55,000	58,231
		202,744
Electric-Integrated — 0.2%
AEP Texas North Co. Senior Notes 5.50% due 03/01/13	10,000	9,807
Appalachian Power Co. Senior Notes 5.80% due 10/01/35	20,000	18,432
Arizona Public Service Co. Notes 6.50% due 03/01/12	20,000	20,480
CenterPoint Energy Houston Electric LLC 1st Mtg. Bonds 5.75% due 01/15/14	20,000	19,749
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/36	20,000	18,434
Cleveland Electric Illuminating Co. Sec. Notes 7.88% due 11/01/17	15,000	16,978
CMS Energy Corp. Notes 6.55% due 07/17/17	40,000	39,465
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	25,000	23,109
Dayton Power & Light Co. 1st Mtg. Notes 5.13% due 10/01/13	20,000	19,396
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/11(3)	25,000	25,144
Entergy Gulf States, Inc.
1st Mtg. Bonds 5.25% due 08/01/15	20,000	18,628
Florida Power Corp. 1st Mtg. Bonds 5.90% due 03/01/33	10,000	9,613
Kansas Gas & Electric Co. Bonds 5.65% due 03/29/21	10,000	9,604
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	45,000	43,475
Nevada Power Co. 1st Mtg. Bonds 5.88% due 01/15/15	40,000	39,074
NorthWestern Corp. Sec. Notes 5.88% due 11/01/14	20,000	19,409
Oncor Electric Delivery Co. Sec. Notes 7.25% due 01/15/33	25,000	27,080
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/37	15,000	13,992
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/16*(10)	20,000	19,668

PPL Energy Supply, LLC Bonds 5.70% due 10/15/15	10,000	9,657
Public Service Co. of Colorado Senior Sub. Notes 6.88% due 07/15/09	30,000	30,740
Public Service Co. of New Mexico Senior Sub. Notes 4.40% due 09/15/08	25,000	24,608
Puget Sound Energy, Inc. Jr. Sub. Notes 6.97% due 06/01/17(1)	25,000	24,716
Southern California Edison Co. 1st Mtg. Bonds 5.55% due 01/15/37	10,000	9,234
Southern California Edison Co. Notes 6.65% due 04/01/29	15,000	15,737
TECO Energy, Inc. Notes 7.20% due 05/01/11	10,000	10,363
TXU Electric Delivery Co. Debentures 7.00% due 09/01/22	10,000	10,444
TXU Energy Co. LLC Senior Notes 5.86% due 09/16/08*(1)(10)	45,000	45,018
Westar Energy, Inc. 1st Mtg. Notes 5.10% due 07/15/20	25,000	22,702
		614,756
Electric-Transmission — 0.0%
ITC Holdings Corp. Notes 5.88% due 09/30/16*	20,000	19,498
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	65,000	62,562
Freescale Semiconductor, Inc. Senior Notes 8.88% due 12/15/14*(10)	85,000	81,175
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14*(10)	45,000	42,300
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16*(10)	40,000	37,600
		223,637
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Debentures 7.50% due 01/15/27	15,000	15,580
Avnet, Inc. Notes 6.00% due 09/01/15	25,000	24,093
		39,673
Electronics-Military — 0.0%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	105,000	97,387
Finance-Auto Loans — 0.3%
Ford Motor Credit Co LLC Senior Notes 9.88% due 08/10/11	430,000	451,342
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	20,000	19,853
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	5,000	4,999
General Motors Acceptance Corp. Senior Notes 5.85% due 01/14/09	25,000	24,638
General Motors Acceptance Corp. Notes 6.31% due 07/16/07(1)	115,000	115,003
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	240,000	229,838
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	165,000	161,258
General Motors Acceptance Corp. Notes 7.00% due 02/01/12	30,000	29,423
General Motors Acceptance Corp. Notes 7.56% due 12/01/14(1)	10,000	10,101
GMAC LLC Senior Notes 6.61% due 05/15/09(1)	60,000	59,998
GMAC LLC Senior Notes 6.63% due 05/15/12	5,000	4,828
		1,111,281
Finance-Commercial — 0.0%
CIT Group, Inc. Senior Notes 5.00% due 02/13/14	40,000	37,517
CIT Group, Inc. Senior Notes 5.00% due 02/01/15	15,000	13,911
CIT Group, Inc. Jr. Sub. Notes 6.10% due 03/15/17(7)	65,000	59,197
		110,625
Finance-Consumer Loans — 0.0%
HSBC Finance Capital Trust IX 5.91% due 11/30/15(1)	100,000	96,821

SLM Corp. Notes 4.50% due 07/26/10	25,000	23,115
		119,936
Finance-Credit Card — 0.0%
Capital One Capital III Company Guar. Bonds 7.69% due 08/15/36	15,000	15,448
Finance-Investment Banker/Broker — 0.0%
Credit Suisse Guernsey, Ltd. Jr. Sub. Bonds 5.86% due 05/15/17(7)	30,000	28,904
JP Morgan Chase Capital XVIII Bonds 6.95% due 08/17/36	65,000	65,701
		94,605
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Capital III 8.05% due 06/15/27	20,000	21,380
Finance-Other Services — 0.0%
Funding Corp. Debentures 9.00% due 06/01/17	24,000	26,747
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 9.25% due 04/01/15*(10)	20,000	19,300
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Sub. Notes 10.63% due 04/01/17*(10)	20,000	19,250
		65,297
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	25,000	23,875
Food-Meat Products — 0.0%
Swift & Co. Company Guar. Notes 10.13% due 10/01/09	15,000	15,557
Food-Misc. — 0.1%
Campbell Soup Co. Debentures 8.88% due 05/01/21	15,000	18,559
Chiquita Brands International, Inc. Senior Notes 7.50% due 11/01/14	35,000	31,631
Chiquita Brands International, Inc. Senior Notes 8.88% due 12/01/15	5,000	4,719
Del Monte Corp. Senior Sub. Notes 8.63% due 12/15/12	65,000	67,113
Grand Metropolitan Investment Corp. Debentures 8.00% due 09/15/22	45,000	52,640
		174,662
Food-Retail — 0.0%
Kroger Co. Senior Guar. Notes 6.75% due 04/15/12	10,000	10,327
Food-Wholesale/Distribution — 0.0%
Supervalu, Inc. Senior Notes 7.50% due 11/15/14	35,000	35,875
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	55,000	52,113
Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment, Inc. Senior Sub. Notes 7.50% due 06/15/15*(10)	35,000	33,775
Pinnacle Entertainment, Inc. Senior Sub. Notes 8.25% due 03/15/12	40,000	41,200
		74,975
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	20,000	20,168
Home Furnishings — 0.0%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	85,000	87,125
Hotels/Motels — 0.0%
Hilton Hotels Corp. Notes 7.63% due 12/01/12	40,000	41,350
Marriott International, Inc. Notes 6.38% due 06/15/17	5,000	4,975
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	20,000	19,289
		65,614
Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	130,000	130,325
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	20,075
		150,400

Insurance Brokers — 0.0%
HUB International Holdings, Inc. Senior Notes 9.00% due 12/15/14*(10)	10,000	9,800
HUB International Holdings, Inc. Senior Sub. Notes 10.25% due 06/15/15*(10)	10,000	9,625
USI Holdings Corp. Senior Notes 9.23% due 11/15/14*(1)(10)	5,000	4,975
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	15,000	14,688
		39,088
Insurance-Life/Health — 0.0%
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/16(1)	25,000	25,652
Nationwide Financial Services, Inc. Notes 5.63% due 02/13/15	10,000	9,747
		35,399
Insurance-Multi-line — 0.1%
CNA Financial Corp. Notes 6.00% due 08/15/11	15,000	15,049
CNA Financial Corp. Notes 6.50% due 08/15/16	15,000	15,123
Loews Corp. Notes 5.25% due 03/15/16	15,000	14,372
Metlife, Inc. Jr. Sub. Notes 6.40% due 12/15/36	40,000	37,054
Safeco Capital Trust I 8.07% due 07/15/37	45,000	46,865
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	15,000	14,540
		143,003
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*(10)	35,000	31,839
Nationwide Mutual Insurance Co. Notes 8.25% due 12/01/31*(10)	15,000	17,713
		49,552
Insurance-Property/Casualty — 0.0%
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	15,000	14,525
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*(10)	15,000	14,572
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Jr. Sub. Notes 7.52% due 06/01/16(1)	30,000	31,246
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	15,000	12,211
		43,457
Machinery-Electrical — 0.0%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	90,000	95,175
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc. Company Guar. Notes 7.13% due 11/01/13	25,000	25,063
The Manitowoc Co., Inc. Company Guar. Bonds 10.50% due 08/01/12	5,000	5,275
		30,338
Medical Instruments — 0.0%
Accellent, Inc. Company Guar. Notes 10.50% due 12/01/13	15,000	14,888
Medical-Hospitals — 0.1%
Community Health Systems, Inc.
Senior Sec. Notes 6.50% due 12/15/12	15,000	15,656
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15*(10)	95,000	96,306
HCA, Inc. Sec Notes. 9.13% due 11/15/14*(10)	65,000	68,331
HCA, Inc. Sec. Notes 9.25% due 11/15/16*(10)	70,000	74,550
HCA, Inc. Sec Notes. 9.63% due 11/15/16*(10)	55,000	59,125
Tenet Healthcare Corp. Senior Notes 7.38% due 02/01/13	60,000	54,225
Tenet Healthcare Corp. Senior Notes 9.88% due 07/01/14	25,000	24,750
		392,943
Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc. Senior Sub. Notes 9.13% due 04/15/15*(10)	35,000	36,400

Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	55,000	49,225
Surgical Care Affiliates, Inc. Senior Notes 8.88% due 07/15/15*(9)(10)	15,000	14,925
Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/17*(9)(10)	15,000	14,925
		79,075
Metal Processors & Fabrication — 0.0%
Metals USA, Inc. Sec. Notes 11.13% due 12/01/15	10,000	10,900
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	45,000	47,475
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	95,000	101,412
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.56% due 04/01/15(1)	20,000	20,950
		169,837
Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	20,000	17,702
Miscellaneous Manufacturing — 0.0%
American Railcar Industries, Inc. Senior Notes 7.50% due 03/01/14	10,000	9,950
Nutro Products, Inc. Senior Notes 9.37% due 10/15/13*(1)(10)	25,000	26,390
		36,340
Multimedia — 0.0%
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*(10)	5,000	5,272
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/24	20,000	21,949
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	30,000	28,569
Time Warner Cos., Inc. Debentures 9.13% due 01/15/13	5,000	5,744
Time Warner Cos., Inc. Debentures 9.15% due 02/01/23	10,000	12,090
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	25,000	28,698
Time Warner, Inc. Notes 5.88% due 11/15/16	10,000	9,726
Time Warner, Inc. Company Guar. Notes 6.50% due 11/15/36	10,000	9,495
Viacom, Inc. Senior Notes 5.75% due 04/30/11	5,000	4,993
		126,536
Non-Hazardous Waste Disposal — 0.0%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	65,000	62,888
WCA Waste Corp. Senior Notes 9.25% due 06/15/14	20,000	20,800
		83,688
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 6.40% due 03/15/16	20,000	20,123
Xerox Corp. Senior Notes 6.75% due 02/01/17	25,000	25,645
		45,768
Oil & Gas Drilling — 0.0%
Pride International, Inc. Senior Notes 7.38% due 07/15/14	60,000	60,150
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	15,000	14,646
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/36	5,000	4,809
Chaparral Energy, Inc. Senior Notes 8.88% due 02/01/17*	40,000	39,500
Chesapeake Energy Corp. Senior Notes 7.63% due 07/15/13	20,000	20,500
Denbury Resources, Inc. Senior Sub. Notes 7.50% due 12/15/15	40,000	39,900
Forest Oil Corp. Senior Notes 8.00% due 12/15/11	55,000	56,650
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 9.00% due 06/01/16*	15,000	15,525

Newfield Exploration Co. Senior Sub. Notes 6.63% due 09/01/14	40,000	38,600
Plains Exploration & Production Co. Company Guar. Notes 7.00% due 03/15/17	40,000	37,900
Pogo Producing Co. Senior Sub. Notes 7.88% due 05/01/13	20,000	20,400
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	25,000	24,125
Sabine Pass LNG LP Sec. Notes. 7.50% due 11/30/16*(10)	100,000	99,500
		412,055
Oil Companies-Integrated — 0.0%
Hess Corp. Bonds 7.88% due 10/01/29	35,000	39,451
Oil Field Machinery & Equipment — 0.0%
Complete Production Services, Inc. Senior Notes 8.00% due 12/15/16*(10)	55,000	55,550
Oil Refining & Marketing — 0.0%
Enterprise Products Operating LP Jr. Sub. Notes 7.03% due 01/15/18(7)	15,000	14,460
Enterprise Products Operating LP Jr. Sub. Notes 8.38% due 08/01/16(3)	25,000	26,681
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*(10)	10,000	9,785
Sunoco, Inc. Senior Notes 4.88% due 10/15/14	15,000	13,967
Tesoro Corp. Senior Notes 6.50% due 06/01/17*(10)	20,000	19,550
The Premcor Refining Group, Inc. Senior Notes 7.50% due 06/15/15	10,000	10,310
Valero Energy Corp. Senior Notes 6.13% due 06/15/17	5,000	4,984
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	5,000	4,977
Valero Energy Corp. Senior Notes 7.50% due 04/15/32	10,000	10,921
		115,635
Oil-Field Services — 0.0%
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17*(10)	5,000	5,066
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37*(10)	5,000	5,090
		10,156
Paper & Related Products — 0.0%
Georgia-Pacific Corp. Debentures 9.50% due 12/01/11	75,000	79,500
NewPage Corp. Sec. Notes 10.00% due 05/01/12	10,000	10,800
Verso Paper Holdings LLC and Verson Paper, Inc. Sec. Notes 9.13% due 08/01/14*(10)	15,000	15,488
Westvaco Corp. Debentures 7.50% due 06/15/27	5,000	5,126
		110,914
Pharmacy Services — 0.0%
Omnicare, Inc. Senior Sub. Notes 6.13% due 06/01/13	45,000	41,906
Omnicare, Inc. Senior Sub. Notes 6.88% due 12/15/15	10,000	9,500
		51,406
Physical Therapy/Rehabilation Centers — 0.0%
Healthsouth Corp. Company Guar. Notes 10.75% due 06/15/16	25,000	27,125
Psychiatric Solutions, Inc. Company Guar. Notes 7.75% due 07/15/15	5,000	4,944
		32,069
Physicians Practice Management — 0.0%
US Oncology Holdings, Inc. Senior Notes 9.80% due 03/15/12*(1)(10)	20,000	19,650
US Oncology, Inc. Senior Notes 9.00% due 08/15/12	5,000	5,150
		24,800
Pipelines — 0.1%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	20,000	21,333
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	15,000	14,168
Dynegy Holdings, Inc. Senior Notes 8.38% due 05/01/16	45,000	43,987
El Paso Corp. Senior Notes 7.75% due 01/15/32	35,000	35,256

El Paso Natural Gas Co.
Senior Notes
5.95% due 04/15/17*(10)	10,000	9,686
Enbridge Energy Partners LP
Senior Notes
5.88% due 12/15/16	20,000	19,533
Kinder Morgan Energy Partners LP
Senior Notes
6.00% due 02/01/17	10,000	9,786
National Fuel Gas Co.
Notes
5.25% due 03/01/13	10,000	9,726
Spectra Energy Capital LLC
Senior Notes
8.00% due 10/01/19	15,000	16,648
TEPPCO Partners LP
7.00% due 06/01/17(1)	10,000	9,563
Williams Cos., Inc.
Senior Notes
7.63% due 07/15/19	70,000	73,850
Williams Partners LP
Bonds
7.25% due 02/01/17	15,000	15,075
		278,611
Poultry — 0.0%
Pilgrim’s Pride Corp.
Senior Notes
7.63% due 05/01/15	50,000	49,875
Publishing-Periodicals — 0.1%
Idearc, Inc.
Company Guar. Notes
8.00% due 11/15/16	110,000	111,100
Nielsen Finance LLC/Nielsen Finance Co.
Senior Notes
10.00% due 08/01/14*(10)	35,000	37,013
Nielsen Finance LLC/Nielsen Finance Co.
Senior Sub. Notes
12.50% due 08/01/16*(6)(10)	25,000	17,625
Primedia, Inc.
Senior Sec. Notes
8.75% due 05/15/13	65,000	68,412
The Reader’s Digest Association, Inc.
Senior Sub. Notes
9.00% due 02/15/17*(10)	35,000	32,725
		266,875
Quarrying — 0.0%
Compass Minerals International, Inc.
Senior Notes
12.00% due 06/01/13(6)	50,000	49,625
Real Estate Investment Trusts — 0.1%
Brandywine Operating Partnership LP
Senior Notes
5.70% due 05/01/17	15,000	14,526
Camden Property Trust
Notes
5.70% due 05/15/17	15,000	14,515
Colonial Properties Trust
Notes
6.25% due 06/15/14	15,000	15,204
Developers Diversified Realty Corp.
Bonds
5.38% due 10/15/12	10,000	9,799
Equity One, Inc.
Notes
5.38% due 10/15/15	20,000	18,950
Health Care REIT, Inc.
Senior Notes
6.00% due 11/15/13	5,000	4,958
Highwoods Properties, Inc.
Bonds
5.85% due 03/15/17*(10)	20,000	19,345
Hospitality Properties Trust
Notes
6.75% due 02/15/13	15,000	15,470
HRPT Properties Trust
Senior Notes
5.75% due 02/15/14	10,000	9,838
HRPT Properties Trust
Senior Notes
6.25% due 08/15/16	10,000	10,060
iStar Financial, Inc.
Senior Notes
5.88% due 03/15/16	15,000	14,441
Kimco Realty Corp.
Senior Sub. Notes
5.70% due 05/01/17	10,000	9,721
Nationwide Health Properties, Inc.
Notes
6.50% due 07/15/11	10,000	10,162
Prologis
Senior Notes
5.75% due 04/01/16	20,000	19,727
Rouse Co.
Notes
7.20% due 09/15/12	10,000	10,202
Rouse Co. LP/TRC Co-Issuer, Inc.
Senior Notes
6.75% due 05/01/13*(10)	10,000	9,991
Simon Property Group LP
Notes
5.75% due 12/01/15	20,000	19,789
		226,698
Real Estate Management/Services — 0.0%
Commercial Mtg.
Pass Through Certs.
0.04% due 06/10/44(5)	3,685,742	24,758
Realogy Corp.
Senior Notes
10.50% due 04/15/14*(10)	110,000	104,775
		129,533

Real Estate Operations & Development — 0.0%
ERP Operating LP
Notes
5.75% due 06/15/17	15,000	14,705
Regency Centers LP
Senior Notes
5.88% due 06/15/17	15,000	14,751
		29,456
Recycling — 0.0%
Aleris International, Inc.
Senior Notes
9.00% due 12/15/14*(10)	35,000	35,306
Aleris International, Inc.
Senior Sub. Notes
10.00% due 12/15/16*(10)	35,000	35,350
		70,656
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
Company Guar. Notes
7.63% due 05/15/14	20,000	20,200
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
Company Guar. Notes
7.75% due 05/15/16	30,000	30,600
Rental Services Corp.
Bonds
9.50% due 12/01/14*(10)	40,000	40,800
United Rentals North America, Inc.
Senior Sub. Notes
7.00% due 02/15/14	90,000	87,750
		179,350
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc.
Senior Sub. Notes
11.38% due 11/01/16*(10)	45,000	47,025
Retail-Automobile — 0.0%
AutoNation, Inc.
Company Guar. Notes
7.00% due 04/15/14	10,000	9,875
AutoNation, Inc.
Company Guar. Notes
7.36% due 04/15/13(1)	10,000	9,975
Penske Auto Group, Inc.
Company Guar. Notes
7.75% due 12/15/16	35,000	34,825
		54,675
Retail-Drug Store — 0.0%
CVS Caremark Corp.
Jr. Sub. Notes
6.30% due 06/01/12(7)	20,000	19,687
CVS Corp.
Pass Through Certs.
6.12% due 01/10/13*(10)	20,420	20,607
Rite Aid Corp.
Senior Notes
7.50% due 03/01/17	35,000	33,775
Rite Aid Corp.
Senior Notes
9.38% due 12/15/15*(10)	40,000	38,400
		112,469
Retail-Office Supplies — 0.0%
Office Depot, Inc.
Notes
6.25% due 08/15/13	10,000	10,005
Retail-Regional Department Stores — 0.0%
JC Penney Corp., Inc.
Debentures
7.65% due 08/15/16	20,000	21,661
The Bon-Ton Stores, Inc.
Senior Notes
10.25% due 03/15/14	40,000	40,500
		62,161
Retail-Restaurants — 0.0%
Buffets, Inc.
Senior Notes
12.50% due 11/01/14	55,000	52,663
OSI Restaurant Partners, Inc
Senior Notes
9.63% due 05/15/15*(10)	20,000	19,100
		71,763
Savings & Loans/Thrifts — 0.0%
Independence Community Bank Corp.
Sub. Notes
3.50% due 06/20/08(1)	50,000	48,987
Sovereign Bancorp, Inc.
Senior Notes
4.80% due 09/01/10	20,000	19,513
Washington Mutual, Inc.
Senior Notes
5.00% due 03/22/12	20,000	19,283
		87,783
Special Purpose Entities — 2.0%
Deutsche Bank Capital Funding Trust VII
Bonds
5.63% due 01/19/16*(10)(12)	15,000	14,281
Dow Jones CDX High Yield
Pass Through Certs.
8.75% due 12/29/10*(9)(10)	6,648,000	7,046,880
Fund American Cos., Inc.
Notes
5.88% due 05/15/13	35,000	34,417
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
Senior Notes
8.50% due 04/01/15*(10)	35,000	36,138
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
Senior Notes
8.88% due 04/01/15*(10)	30,000	30,900

Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
Senior Sub. Notes
9.75% due 04/01/17*(10)	25,000	26,125
Hexion US Fin Corp.
Company Guar. Notes
9.75% due 11/15/14	55,000	56,925
K&F Acquisition, Inc.
Company Guar. Notes
7.75% due 11/15/14	30,000	31,800
Milacron Escrow Corp.
Secured Notes
11.50% due 05/15/11	45,000	43,538
Momentive Performance
Senior Notes
9.75% due 12/01/14*(10)	85,000	85,850
OneAmerica Financial Partners, Inc.
Bonds
7.00% due 10/15/33*(10)	20,000	20,238
Rainbow Natl Svcs LLC
Senior Notes
8.75% due 09/01/12*(10)	25,000	26,000
Stallion Oilfield Svcs, Ltd.
Senior Notes
9.75% due 02/01/15*(10)	40,000	40,800
UCAR Finance, Inc.
Company Guar. Notes
10.25% due 02/15/12	7,000	7,333
UCI Holdco, Inc.
Senior Notes
12.36% due 12/15/13*(1)(10)	47,743	48,459
Vanguard Health Holdings II LLC
Senior Sub. Notes
9.00% due 10/01/14	35,000	34,650
Visant Corp.
Company Guar. Notes
7.63% due 10/01/12	85,000	84,575
Wimar Opco LLC
Senior Sub. Notes
9.63% due 12/15/14*(10)	105,000	101,062
		7,769,971
Steel Pipe & Tube — 0.0%
Meuller Water Products, Inc.
Senior Sub. Notes
7.38% due 06/01/17*(10)	20,000	19,832
Steel-Producers — 0.1%
AK Steel Corp.
Company Guar. Notes
7.75% due 06/15/12	75,000	75,000
Chaparral Steel Co.
Company Guar. Notes
10.00% due 07/15/13	90,000	98,212
Steel Dynamics, Inc.
Senior Notes
6.75% due 04/01/15*(10)	65,000	63,700
		236,912
Steel-Specialty — 0.0%
Tube City IMS Corp.
Senior Sub. Notes
9.75% due 02/01/15*(10)	35,000	35,875
Telecom Services — 0.1%
PAETEC Holding Corp.
Senior Notes
9.50% due 07/15/15*(10)	20,000	20,325
Qwest Corp.
Notes
9.13% due 03/15/12	65,000	70,037
West Corp.
Company Guar. Notes
9.50% due 10/15/14	25,000	25,625
West Corp.
Company Guar. Notes
11.00% due 10/15/16	15,000	15,675
		131,662
Telecommunication Equipment — 0.0%
Lucent Technologies, Inc.
Bonds
6.45% due 03/15/29	80,000	69,600
Telephone-Integrated — 0.2%
Ameritech Capital Funding Co.
Company Guar. Notes
6.25% due 05/18/09	25,000	25,226
AT&T Corp.
Senior Notes
8.50% due 11/15/31	20,000	23,772
Level 3 Financing, Inc.
Senior Notes
8.75% due 02/15/17*(10)	25,000	24,719
Level 3 Financing, Inc.
Company Guar. Notes
9.25% due 11/01/14	55,000	55,550
Level 3 Financing, Inc.
Senior Notes
12.25% due 03/15/13	20,000	22,950
Qwest Communications Intl, Inc.
Senior Notes
8.00% due 02/15/14	120,000	121,500
Southwestern Bell Telephone Co.
Debentures
7.00% due 11/15/27	30,000	30,341
Sprint Capital Corp.
Company Guar. Notes
6.88% due 11/15/28	25,000	23,796
Sprint Capital Corp.
Company Guar. Notes
6.90% due 05/01/19	10,000	9,899
Verizon Communications, Inc.
Senior Notes
5.50% due 04/01/17	20,000	19,276
Verizon Communications, Inc.
Senior Notes
6.25% due 04/01/37	35,000	33,748

Verizon New Jersey, Inc.
Debentures
8.00% due 06/01/22		25,000	27,699
Verizon Virginia, Inc.
Debentures
4.63% due 03/15/13		25,000	23,441
Windstream Corp.
Senior Notes
8.13% due 08/01/13		30,000	31,350
Windstream Corp.
Company Guar. Notes
8.63% due 08/01/16		60,000	63,450
			536,717
Television — 0.0%
LIN Television Corp.
Senior Sec. Notes
6.50% due 05/15/13		15,000	14,663
Univision Communications, Inc.
Senior Notes
9.75% due 03/15/15*(10)		30,000	29,625
Young Broadcasting, Inc.
Company Guar. Notes
10.00% due 03/01/11		30,000	29,850
			74,138
Transactional Software — 0.0%
Open Solutions, Inc.
Senior Sub. Notes
9.75% due 02/01/15*(10)		10,000	10,100
Transport-Equipment & Leasng — 0.0%
Greenbrier Cos., Inc.
Senior Notes
8.38% due 05/15/15		35,000	35,263
Transport-Services — 0.0%
Ryder System, Inc.
Notes
5.95% due 05/02/11		10,000	10,026
Travel Service — 0.0%
Travelport LLC
Company Guar. Notes
9.88% due 09/01/14		35,000	37,100
Wire & Cable Products — 0.0%
General Cable Corp.
Senior Notes
7.13% due 04/01/17*(10)		30,000	29,700
General Cable Corp.
Senior Notes
7.73% due 04/01/15*(10)		10,000	10,000
			39,700
Total Corporate Bonds & Notes
(cost $20,695,440)			20,840,366
FOREIGN CORPORATE BONDS & NOTES — 0.4%
Agricultural Chemicals — 0.0%
Potash Corp. of Saskatchewan
Notes
5.88% due 12/01/36		20,000	18,708
Banks-Commercial — 0.0%
Barclays Bank PLC
Bonds
6.28% due 12/31/34(9)(12)		40,000	36,450
Royal Bank of Scotland Group PLC
Bonds
7.65% due 09/30/31(1)(12)		70,000	78,043
			114,493
Building Products-Cement — 0.0%
Lafarge SA
Notes
6.50% due 07/15/16		5,000	5,118
Cellular Telecom — 0.0%
Rogers Wireless, Inc.
Sec. Notes
6.38% due 03/01/14		15,000	15,160
Chemicals-Specialty — 0.0%
Rockwood Specialties Group, Inc.
Company Guar. Bonds
7.63% due 11/15/14	EUR	50,000	70,718
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings
Company Guar. Notes
6.80% due 10/01/16		20,000	19,200
Containers-Paper/Plastic — 0.0%
Clondalkin Industries BV
8.00% due 03/15/14	EUR	15,000	20,505
Newpage Holding Corp.
Senior Notes
12.36% due 11/01/13(1)		5,934	5,874
Stone Container Finance
Company Guar. Notes
7.38% due 07/15/14		5,000	4,800
			31,179
Electric Products-Misc. — 0.1%
Legrand France
Debentures
8.50% due 02/15/25		115,000	134,262
Electric-Integrated — 0.0%
TransAlta Corp.
Notes
5.75% due 12/15/13		10,000	9,756
Electronic Components-Misc. — 0.1%
Celestica, Inc.
Senior Sub. Notes
7.63% due 07/01/13		40,000	37,400

NXP BV / NXP Funding LLC
Sec. Notes
7.88% due 10/15/14	75,000	73,875
Solectron Global Finance, Ltd.
Company Guar. Notes
8.00% due 03/15/16	25,000	26,750
		138,025
Food-Retail — 0.0%
Delhaize Group
Notes
6.50% due 06/15/17*(10)	10,000	10,039
Investment Companies — 0.0%
Algoma Acquisition Corp.
Senior Notes
9.88% due 06/15/15*(10)	20,000	19,900
Investment Management/Advisor Services — 0.0%
Amvescap PLC
Company Guar. Notes
5.63% due 04/17/12	10,000	9,921
Metal-Aluminum — 0.0%
Novelis, Inc.
Company Guar. Notes
7.75% due 02/15/15	70,000	71,837
Multimedia — 0.0%
CanWest Media, Inc.
Company Guar. Notes
8.00% due 09/15/12	55,000	54,588
Oil Companies-Exploration & Production — 0.1%
Compton Petroleum Finance Corp.
Company Guar. Notes
7.63% due 12/01/13	25,000	24,688
Nexen, Inc.
Bonds
6.40% due 05/15/37	25,000	23,901
OPTI Canada, Inc.
Company Guar. Notes
8.25% due 12/15/14*(10)	35,000	35,525
Petrohawk Energy Corp.,
Senior Notes
9.13% due 07/15/13	95,000	100,462
		184,576
Oil-Field Services — 0.0%
Weatherford International, Ltd.
Senior Notes
5.50% due 02/15/16	10,000	9,557
Weatherford International, Ltd.
Company Guar. Sr. Notes
6.50% due 08/01/36	15,000	14,505
		24,062
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc.
Notes
6.00% due 06/20/13	30,000	24,825
Abitibi-Consolidated, Inc.
Notes
7.75% due 06/15/11	15,000	13,725
Abitibi-Consolidated, Inc.
Debentures
8.85% due 08/01/30	10,000	8,400
Catalyst Paper Corp.
Company Guar. Notes
8.63% due 06/15/11	15,000	14,513
		61,463
Pipelines — 0.0%
TransCanada Pipelines, Ltd.
Jr. Sub. Notes
6.35% due 05/15/17(1)	10,000	9,614
Property Trust — 0.0%
WEA Finance/WCI Finance LLC
Senior Notes
5.70% due 10/01/16*(10)	15,000	14,647
Satellite Telecom — 0.1%
Inmarsat Finance PLC
Guar. Sr. Notes
10.38% due 11/15/12(6)	75,000	71,531
Intelsat Bermuda, Ltd.
Company Guar. Notes
8.89% due 01/15/15(1)	25,000	25,531
Intelsat Bermuda, Ltd.
Senior Notes
11.25% due 06/15/16	105,000	117,600
Intelsat Intermediate Holding Co., Ltd.
Senior Disc. Notes
9.25% due 02/01/15(6)	10,000	8,225
		222,887
Special Purpose Entity — 0.0%
Bosphorus Financial Services, Ltd.
Senior Sec. Notes
7.16% due 02/15/12*(1)(10)	100,000	101,010
Specified Purpose Acquisitions — 0.0%
MDP Acquisitions PLC
Senior Notes
9.63% due 10/01/12	7,000	7,333
Steel-Specialty — 0.0%
Gerdau Ameristeel Corp./Gusap Partners
Company Guar. Notes
10.38% due 07/15/11	45,000	47,475
Telecom Services — 0.0%
Nordic Telephone Co. Holdings
Sec. Notes
8.88% due 05/01/16*(10)	75,000	79,500

TELUS Corp.
Notes
8.00% due 06/01/11	30,000	32,080
		111,580
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd.
Company Guar. Notes
9.61% due 07/15/11*(1)(10)	40,000	42,550
Nortel Networks, Ltd.
Company Guar. Notes
10.75% due 07/15/16*(10)	10,000	11,050
		53,600
Telephone-Integrated — 0.0%
France Telecom SA
Notes
8.75% due 03/01/31	25,000	31,413
Telecom Italia Capital SA
Company Guar. Notes
4.00% due 01/15/10	10,000	9,613
Telecom Italia Capital SA
Company Guar. Bonds
7.20% due 07/18/36	5,000	5,140
Telefonica Emisiones SAU
Company Guar. Notes
6.22% due 07/03/17	25,000	25,000
Telefonica Europe BV
Company Guar. Bonds
8.25% due 09/15/30	15,000	17,434
		88,600
Total Foreign Corporate Bonds & Notes
(cost $1,638,878)		1,649,751
LOANS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Sandridge Energy, Inc. 8.63% due 04/01/15(10)(11)(15)(16)	15,000	15,375
Sandridge Energy, Inc. 8.99% due 04/01/14(10)(11)(15)(16)	70,000	71,750
Total Loans
(cost $85,000)		87,125
MUNICIPAL BONDS & NOTES — 0.0%
U.S. Municipal Bonds & Notes — 0.0%
Michigan Tobacco Settlement Finance Authority
Series A 7.31% due 06/01/34	20,000	20,390
Tobacco Settlement Finance Authority of West Virginia
Series A 7.47% due 06/01/47	30,000	30,456

Total Municipal Bonds & Notes
(cost $49,999)		50,846
U.S. GOVERNMENT AGENCIES — 4.3%
Federal Home Loan Mtg. Corp. — 0.6%
Federal Home Loan Mtg. Corp.
REMIC Series 3003, Class XF
0.00% due 07/15/35(1)(4)	66,659	69,768
Federal Home Loan Mtg. Corp.
STRIP Series 256, Class PO
zero coupon due 05/15/37%(4)(8)	104,409	75,786
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-56, Class 2IO
0.05% due 05/25/43(3)(4)(5)	249,566	530
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-56, Class 1IO
0.28% due 05/25/43(3)(4)(5)	272,982	2,588
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-51, Class 1AIO
0.35% due 09/25/43(3)(4)(5)(9)	134,039	1,514
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-56, Class 3IO
0.38% due 05/25/43(3)(4)(5)	215,441	2,572
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-56, Class AIO
0.54% due 05/25/43(3)(4)(5)	436,803	7,484
Federal Home Loan Mtg. Corp.
REMIC Series 3284, Class WI
0.78% due 03/15/37(1)(4)(5)	292,238	8,635
Federal Home Loan Mtg. Corp.
REMIC Series 3016, Class SQ
0.79% due 08/15/35(1)(4)(5)	143,899	3,078
Federal Home Loan Mtg. Corp.
REMIC Series 3284, Class CI
0.80% due 03/15/37(1)(4)(5)	175,280	5,364
Federal Home Loan Mtg. Corp.
1.00% due 08/15/36(1)(4)(5)	109,613	3,908
Federal Home Loan Mtg. Corp.
STRIP Series 239, Class P0
zero coupon due 08/15/36(4)(8)	234,197	168,819
Federal Home Loan Mtg. Corp.
STRIP Series 242, Class PO
zero coupon due 10/01/36(4)(8)	824,484	601,514
Federal Home Loan Mtg. Corp.
zero coupon due 11/15/36(1)(4)(5)	209,506	8,374
Federal Home Loan Mtg. Corp.
REMIC Series 3291, Class SA
1.00% due 03/15/37(1)(4)(5)	111,200	2,468
Federal Home Loan Mtg. Corp.
REMIC Series 3284, Class LI
1.12% due 03/15/37(1)(4)(5)	244,893	8,186
Federal Home Loan Mtg. Corp.
REMIC Series 3171, Class ST
1.18% due 08/15/36(1)(4)(5)	122,712	5,150
Federal Home Loan Mtg. Corp.
1.22% due 08/15/36(1)(4)(5)	263,464	9,529

Federal Home Loan Mtg. Corp.
REMIC
1.25% due 05/15/36(1)(4)(5)	675,614	29,538
Federal Home Loan Mtg. Corp.
1.26% due 09/15/36(1)(4)(5)	96,378	3,512
Federal Home Loan Mtg. Corp.
REMIC Series 2990, Class LI
1.31% due 10/15/34(1)(4)(5)	115,042	5,800
Federal Home Loan Mtg. Corp.
REMIC Series 3114, Class TS
1.33% due 09/15/30(1)(4)(5)(9)	343,215	13,438
Federal Home Loan Mtg. Corp.
REMIC Series 2962, Class BS
1.33% due 03/15/35(1)(4)(5)	381,882	16,042
Federal Home Loan Mtg. Corp.
1.33% due 04/15/36(1)(4)(5)	217,766	10,741
Federal Home Loan Mtg. Corp.
REMIC Series 3031, Class BI
1.37% due 08/15/35(1)(4)(5)	81,635	4,253
Federal Home Loan Mtg. Corp.
REMIC Series 2950, Class SM
1.38% due 07/15/16(1)(4)(5)	133,687	5,323
Federal Home Loan Mtg. Corp.
REMIC Series 2927, Class ES
1.38% due 01/15/35(1)(4)(5)	93,261	3,229
Federal Home Loan Mtg. Corp.
REMIC Series 3066, Class SI
1.38% due 04/15/35(1)(4)(5)	327,090	16,237
Federal Home Loan Mtg. Corp.
REMIC Series 3054, Class CS
1.38% due 07/15/35(1)(4)(5)	80,266	2,808
Federal Home Loan Mtg. Corp.
REMIC Series 3118, Class SD
1.38% due 05/15/36(1)(4)(5)	268,561	10,429
Federal Home Loan Mtg. Corp.
REMIC Series 2922, Class SE
1.43% due 02/15/35(1)(4)(5)	164,494	6,647
Federal Home Loan Mtg. Corp.
REMIC Series 3028, Class ES
1.43% due 09/15/35(1)(4)(5)	331,292	16,405
Federal Home Loan Mtg. Corp.
REMIC Series 3287, Class SD
1.43% due 03/15/37(1)(4)(5)	96,868	4,074
Federal Home Loan Mtg. Corp.
1.44% due 04/15/37(1)(4)(5)	225,247	10,045
Federal Home Loan Mtg. Corp.
REMIC Series 2828, Class TI
1.73% due 10/15/30(1)(4)(5)	192,036	8,517
Federal Home Loan Mtg. Corp.
REMIC Series 2815, Class PT
1.73% due 11/15/32(1)(4)(5)	132,557	6,287
Federal Home Loan Mtg. Corp.
REMIC Series 2869, Class JS
1.93% due 04/15/34(1)(4)(5)	310,010	13,980
Federal Home Loan Mtg. Corp.
REMIC Series 2869, Class SH
1.98% due 04/15/34(1)(4)(5)	65,815	2,993
Federal Home Loan Mtg. Corp.
REMIC Series 3114, Class GI
2.11% due 04/15/30(1)(4)(5)(9)	85,162	5,038
Federal Home Loan Mtg. Corp.
REMIC Series 3107, Class DC
2.13% due 06/15/35(1)(4)(5)	111,877	5,918
Federal Home Loan Mtg. Corp.
REMIC Series 2828, Class GI
2.18% due 06/15/34(1)(4)(5)	132,721	10,493
Federal Home Loan Mtg. Corp.
REMIC Series 2927, Class SI
3.18% due 02/15/35(1)(4)(5)	117,443	11,437
Federal Home Loan Mtg. Corp.
REMIC Series 3065, Class DC
3.90% due 03/15/35(1)(4)	87,649	73,989
Federal Home Loan Mtg. Corp.
REMIC Series 2976 KL
4.50% due 03/01/20	40,660	38,599
Federal Home Loan Mtg. Corp.
4.50% due 11/01/20	89,133	84,617
Federal Home Loan Mtg. Corp.
Series 2990, Class DP
4.77% due 08/15/34(1)(4)	85,058	78,064
Federal Home Loan Mtg. Corp.
REMIC Series 2976, Class KL
4.88% due 05/15/35(1)(4)	87,763	78,197
Federal Home Loan Mtg. Corp.
5.50% due 04/01/20	344,139	339,218
5.50% due 06/01/35	73,705	71,357
6.00% due 08/01/34	12,510	12,438
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-41, Class 2A
7.00% due 07/25/32(4)	11,725	11,988
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-60, Class 1A2
7.00% due 03/25/44(4)	88,285	90,128
Federal Home Loan Mtg. Corp.
Series T-51, Class 2A
7.50% due 10/01/29	33,306	34,861
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-42, Class A5
7.50% due 02/25/42(4)	44,692	46,118
Federal Home Loan Mtg. Corp.
Structured Pass Through Series T-51, Class 2A
7.50% due 08/25/42(4)	46,945	48,515

Federal Home Loan Mtg. Corp. Structured Pass Through Series T-58, Class 4A
7.50% due 09/25/43(4)	30,458	31,477
Federal Home Loan Mtg. Corp. Series 2815, Class S
8.50% due 07/01/28	5,108	5,470
Federal Home Loan Mtg. Corp. Structured Pass Through Series T-42, Class A6
9.50% due 02/25/42(4)	6,984	7,489
Federal National Mtg. Assoc.
REMIC
Series 2006-85, Class TS
1.24% due 09/25/36(1)(4)(5)	153,239	5,138
		2,266,114
Federal National Mtg. Assoc. — 3.4%
Federal National Mtg. Assoc. REMIC Series 2007-15, Class IM
0.00% due 02/25/09(4)(5)	96,049	353
Federal National Mtg. Assoc. REMIC Series 2007-31, Class TS
0.01% due 03/25/09(4)(5)	194,787	1,147
Federal National Mtg. Assoc. Series 2003-W8, Class 1IO1
0.03% due 12/25/42(3)(4)(5)	4,829	0
Federal National Mtg. Assoc. Series 2003-W6, Class 2IO3
0.35% due 09/25/42(3)(4)(5)	323,660	3,893
Federal National Mtg. Assoc. REMIC Series 2005-45, Class DC
0.41% due 06/25/35(1)(4)	79,395	70,496
Federal National Mtg. Assoc. Series 2002-T1, Class IO
0.42% due 11/25/31(3)(4)(5)	336,215	3,852
Federal National Mtg. Assoc. Series 2002-T4, Class IO
0.45% due 12/25/41(3)(4)(5)	1,699,878	23,498
Federal National Mtg. Assoc. REMIC Series 2001-50, Class BI
0.46% due 10/25/41(3)(4)(5)	524,991	5,734
Federal National Mtg. Assoc. Series 2001-T12, Class IO
0.57% due 08/25/41(3)(4)(5)	305,826	5,456
Federal National Mtg. Assoc. Series 2003-W6, Class 5IO1
0.68% due 09/25/42(3)(4)(5)	225,838	4,653
Federal National Mtg. Assoc. REMIC Series 2005-58, Class IK
0.68% due 07/25/35(1)(4)(5)	124,697	3,475
Federal National Mtg. Assoc. Series 2007-W4, Class 1A2
0.77% due 05/25/37(1)(4)(5)(9)	478,813	14,604
Federal National Mtg. Assoc. REMIC Series 2005-82, Class SI
0.78% due 09/25/35(1)(4)(5)	417,319	10,324
Federal National Mtg. Assoc. REMIC Series 2007-33, Class SD
0.79% due 04/25/37(1)(4)(5)	216,858	4,962
Federal National Mtg. Assoc. Series 2003-W2, Class 2IO
0.82% due 07/25/42(3)(4)(5)	354,607	9,683
Federal National Mtg. Assoc. REMIC Series 2005-65, Class ER
0.00% due 08/25/35(1)(4)	78,820	76,000
Federal National Mtg. Assoc. STRIP Series 372, Class 1
zero coupon due 08/01/36(4)(8)	185,564	134,787
Federal National Mtg. Assoc. REMIC Series 2006-96, Class ES
1.26% due 10/25/36(1)(4)(5)	92,965	3,389
Federal National Mtg. Assoc. Series 2007-W4, Class 2A2
1.10% due 05/25/37(1)(4)(5)(9)	167,585	6,150
Federal National Mtg. Assoc. Series 2007-W2, Class 1A2
1.11% due 03/25/37(1)(4)(5)(9)	110,290	4,568
1.12% due 04/25/37(1)(4)(5)	223,428	7,079
Federal National Mtg. Assoc. REMIC Series 2007-30, Class LI
1.12% due 04/25/37(1)(4)(5)	192,573	6,791
Federal National Mtg. Assoc. REMIC Series 2003-124, Class ST
1.18% due 01/25/34(1)(4)(5)	64,481	2,163
Federal National Mtg. Assoc. REMIC Series 2006-8, Class PS
1.28% due 03/25/36(1)(4)(5)(9)	289,919	14,915
Federal National Mtg. Assoc. REMIC Series 2006-128, Class SC
1.28% due 01/25/37(1)(4)(5)	141,231	5,300
Federal National Mtg. Assoc. REMIC Series 2006-109, Class SG
1.31% due 11/25/36(1)(4)(5)(9)	93,343	4,571
Federal National Mtg. Assoc.
1.32% due 12/25/36(1)(4)(5)	93,696	3,345
Federal National Mtg. Assoc. REMIC Series 2006-121, Class SD
1.32% due 12/25/36(1)(4)(5)	117,686	4,366
Federal National Mtg. Assoc. Series 2005-17, Class SA
1.38% due 03/25/35(1)(4)(5)	136,814	6,158

Federal National Mtg. Assoc. REMIC Series 2005-57, Class DI
1.38% due 03/25/35(1)(4)(5)	633,676	26,835
Federal National Mtg. Assoc. Series 2005-23, Class SG
1.38% due 04/25/35(1)(4)(5)	157,420	7,102
Federal National Mtg. Assoc. REMIC Series 2005-54, Class SA
1.38% due 06/25/35(4)	207,672	8,050
Federal National Mtg. Assoc. REMIC Series 2005-84, Class SG
1.38% due 10/25/35(1)(4)(5)	200,832	8,991
Federal National Mtg. Assoc. REMIC Series 2005-95, Class CI
1.38% due 11/25/35(1)(4)(5)	118,111	5,009
Federal National Mtg. Assoc.
1.38% due 03/25/37(1)(4)(5)	104,115	3,970
Federal National Mtg. Assoc. REMIC Series 2005-45, Class SR
1.40% due 06/25/35(1)(4)(5)	291,056	11,727
Federal National Mtg. Assoc. REMIC Series 2005-82, Class SY
1.41% due 09/25/35(1)(4)(5)	220,727	8,707
Federal National Mtg. Assoc. REMIC Series 2005-17, Class SY
1.43% due 03/25/35(1)(4)(5)	183,540	7,793
Federal National Mtg. Assoc. REMIC Series 2006-56, Class SM
1.43% due 07/25/36(1)(4)(5)	162,125	7,459
Federal National Mtg. Assoc. Series 2007-W4, Class 3A2
1.43% due 05/25/37(1)(4)(5)(9)	144,867	6,287
Federal National Mtg. Assoc. REMIC Series 2007-30, Class WI
1.44% due 04/25/37(1)(4)(5)	269,345	12,322
Federal National Mtg. Assoc. Series 2003-W8, Class 1IO2
1.64% due 12/25/42(1)(4)(5)	487,705	31,853
Federal National Mtg. Assoc. REMIC Series 2005-65, Clas KI
1.68% due 08/25/35(1)(4)(5)	304,285	14,913
Federal National Mtg. Assoc. REMIC Series 2004-60, Class SW
1.73% due 04/25/34(1)(4)(5)	233,734	13,105
Federal National Mtg. Assoc. REMIC Series 2003-122, Class SJ
1.78% due 02/25/28(1)(4)(5)	349,464	14,990
Federal National Mtg. Assoc. REMIC Series 2004-24, Class CS
1.83% due 01/25/34(1)(4)(5)	126,584	7,258
Federal National Mtg. Assoc. REMIC Series 2004-89, Class EI
1.83% due 08/25/34(1)(4)(5)	332,367	17,440
Federal National Mtg. Assoc. REMIC Series 2005-52, Class DC
1.88% due 06/25/35(1)(4)(5)	61,450	5,213
Federal National Mtg. Assoc. Series 2003-W10, Class 3IO
1.93% due 06/25/43(3)(4)(5)	139,645	8,329
Federal National Mtg. Assoc. Series 2003-W10, Class 1IO
1.94% due 06/25/43(3)(4)(5)	659,072	48,070
Federal National Mtg. Assoc. Series 2007-W4, Class 4A2
1.96% due 05/25/37(1)(4)(5)(9)	149,526	8,269
Federal National Mtg. Assoc. Series 2003-W12, Class 2IO
2.23% due 06/25/43(3)(4)(5)	312,325	22,200
Federal National Mtg. Assoc. REMIC Series 2003-66, Class SA
2.33% due 07/25/33(1)(4)(5)	94,144	6,399
Federal National Mtg. Assoc. REMIC Series 2990, Class WP
3.30% due 06/15/35(1)(4)	80,800	75,269
Federal National Mtg. Assoc. Series 2990, Class LB
3.35% due 06/15/34(1)(4)	87,045	75,661
Federal National Mtg. Assoc. Series 2003-W6, Class 3IO
3.66% due 09/25/42(3)(4)(5)	303,545	3,783
Federal National Mtg. Assoc.
4.00% due 05/01/19	716,190	664,577
4.00% due 09/01/20	161,151	149,114
Federal National Mtg. Assoc. REMIC Series 2005-57, Class DC
4.49% due 12/25/34(1)(4)	78,709	75,585
Federal National Mtg. Assoc.
4.50% due 04/01/18	35,797	34,108
4.50% due 03/01/20	28,400	26,961
4.50% due 04/01/20	91,684	87,039
4.50% due 09/01/20	127,236	120,790
5.00% due 03/01/21	49,804	48,166
5.00% due 12/01/35	179,753	168,886
5.00% due 05/01/36	96,063	90,087
Federal National Mtg. Assoc. REMIC Series 2005-99, Class SA
5.06% due 11/25/35(1)(4)	84,367	76,633
Federal National Mtg. Assoc. REMIC Series 2006-8, Class HP
5.06% due 03/25/36(1)(4)	87,872	79,962
Federal National Mtg. Assoc. REMIC Series 2006-8, Class PK
5.12% due 03/25/36(1)(4)	91,350	80,587
Federal National Mtg. Assoc. REMIC Series 2005-57, Class CD
5.18% due 01/25/35(1)(4)	82,753	75,380
Federal National Mtg. Assoc. REMIC Series 2005-74, Class CP
5.24% due 05/25/35(1)(4)	80,287	77,429

Federal National Mtg. Assoc. REMIC Series 2005-74, Class CS
5.39% due 05/25/35(1)(4)	80,287	73,518
Federal National Mtg. Assoc.
5.50% due 10/01/17	6,224	6,154
5.50% due 03/01/18	46,909	46,386
5.50% due 03/01/35	108,218	104,663
5.50% due 04/01/35	18,546	17,933
5.50% due 07/01/35	121,169	117,162
5.50% due 08/01/35	111,203	107,527
5.50% due 09/01/35	221,593	214,266
5.50% due 10/01/35	222,299	214,948
5.50% due 11/01/35	58,859	56,912
5.50% due 12/01/35	181,822	175,808
5.50% due 01/01/36	91,101	88,088
Federal National Mtg. Assoc. REMIC
5.50% due 02/01/37	90,275	87,070
Federal National Mtg. Assoc.
5.50% due 03/01/37	400,040	385,834
Federal National Mtg. Assoc.
5.50% due 03/01/37	197,091	190,092
5.50% due 06/01/37	500,000	482,245
5.50% due July TBA	1,900,000	1,832,312
6.00% due 03/01/14	907	912
6.00% due 04/01/17	3,802	3,825
6.00% due 04/01/35	4,979	4,934
6.00% due 05/01/35	10,143	10,052
6.00% due July TBA	2,900,000	2,868,280
6.50% due 10/01/33	318,897	324,546
Federal National Mtg. Assoc.
6.50% due 07/01/36	340,190	86,045
6.50% due July TBA	1,500,000	1,514,062
6.51% due 06/01/36	350,067	346,517
7.00% due 11/01/22	3,436	3,573
7.00% due 06/01/33	48,769	50,547
Federal National Mtg. Assoc. Series 2004-W12, Class A2
7.00% due 12/25/33(4)	95,189	96,928
Federal National Mtg. Assoc.
7.00% due 04/01/35	57,451	59,509
Federal National Mtg. Assoc. Series 2005-W4, Class 1A3
7.00% due 08/25/35(4)	40,182	41,187
Federal National Mtg. Assoc. Series 2001-W3, Class A
7.00% due 09/25/41(4)	16,176	16,487
Federal National Mtg. Assoc. Series 2002-T4, Class A2
7.00% due 12/25/41(4)	13,833	14,124
Federal National Mtg. Assoc. REMIC Series 2002-14, Class A1
7.00% due 01/25/42(4)	46,418	47,486
Federal National Mtg. Assoc. Series 2002-T16
7.00% due 07/25/42(4)	36,411	37,157
Federal National Mtg. Assoc. Series 2003-W3
7.00% due 08/25/42(4)	35,533	36,273
Federal National Mtg. Assoc. Series 2004-T3, Class 1A3
7.00% due 02/25/44(4)	17,280	17,670
Federal National Mtg. Assoc. Series 2004-W12, Class 1A3
7.00% due 07/25/44(4)	33,574	34,466
Federal National Mtg. Assoc. REMIC Series 2002-26, Class A1
7.00% due 01/25/48(4)	38,087	39,004
Federal National Mtg. Assoc. REMIC Series 2006-63, Class SP
7.38% due 07/25/36(1)(4)	89,967	87,836
Federal National Mtg. Assoc.
7.50% due 04/01/24	49,034	51,260
Federal National Mtg. Assoc. Series 2001-T5, Class A3
7.50% due 06/19/30(4)	2,969	3,064
Federal National Mtg. Assoc. Series 2002-T1, Class A3
7.50% due 11/25/31(4)	45,264	46,792
Federal National Mtg. Assoc. REMIC Series 2002-33, Class A2
7.50% due 06/25/32(4)	42,970	44,501
Federal National Mtg. Assoc. Series 1999-T2, Class A1
7.50% due 01/19/39(4)	66,699	69,199
Federal National Mtg. Assoc. Series 2001-T1, Class A1
7.50% due 10/25/40(4)	14,075	14,502
Federal National Mtg. Assoc. Series 2001-T3, Class A1
7.50% due 11/25/40(4)	5,183	5,289
Federal National Mtg. Assoc. Series 2001-T4, Class A1
7.50% due 07/25/41(4)	11,562	11,910
Federal National Mtg. Assoc. Series 2001-T12, Class A2
7.50% due 08/25/41(4)	20,456	21,121
Federal National Mtg. Assoc. Series 2002-T4, Class A3
7.50% due 12/25/41(4)	64,486	66,559
Federal National Mtg. Assoc. REMIC Series 2002-14, Class A2
7.50% due 01/25/42(4)	50,028	51,162
Federal National Mtg. Assoc. REMIC Series 2002-T12, Class A3
7.50% due 05/25/42(4)	21,780	22,502

Federal National Mtg. Assoc. Series 2004-T2, Class 1A4
7.50% due 11/25/43(4)	26,634	27,275
Federal National Mtg. Assoc. Series 2004-T3, Class 1A4
7.50% due 02/25/44(4)	2,948	3,067
Federal National Mtg. Assoc. REMIC Series 2006-70, Class SJ
7.68% due 06/25/36(1)(4)(9)	89,694	93,288
Federal National Mtg. Assoc. REMIC Series 2005-37, Class SU
7.92% due 03/25/35(1)(4)	71,856	75,467
Federal National Mtg. Assoc.
8.00% due 04/01/25	17,580	18,564
9.00% due 06/01/26	666	722
Federal National Mtg. Assoc. Series 2002-T1, Class A4
9.50% due 11/25/31(4)	10,527	11,099
Federal National Mtg. Assoc. Series 2002-T6, Class A3
9.50% due 10/25/41(4)	13,698	14,709
Federal National Mtg. Assoc. Series 2004-T4, Class A4
9.50% due 12/25/41(4)	8,183	8,670
Federal National Mtg. Assoc. Series 2002-T12, Class A4
9.50% due 05/25/42(4)	6,748	7,133
Federal National Mtg. Assoc. Series 2003-W6, Class PT1
10.06% due 09/25/42(3)(4)	25,589	28,099
Federal National Mtg. Assoc. Series 2004-T3, Class PT1
10.40% due 01/25/44(3)(4)(9)	47,809	51,159
		13,453,471
Government National Mtg. Assoc. — 0.3%
Government National Mtg. Assoc.
0.88% due 01/20/37(1)(4)(5)	313,300	7,203
Government National Mtg. Assoc. Series 2007-8, Class SA
0.88% due 03/20/37(1)(4)(5)	216,476	6,066
Government National Mtg. Assoc. REMIC Series 2007-7, Class EI
1.00% due 02/20/37(1)(4)(5)	95,779	2,310
Government National Mtg. Assoc. Series 2005-65, Class SI
1.03% due 08/20/35(1)(4)(5)	77,387	2,577
Government National Mtg. Assoc. Series 2006-38, Class SG
1.33% due 09/20/33(1)(4)(5)	99,830	3,295
Government National Mtg. Assoc. Series 2006-69, Class SA
1.48% due 12/20/36(1)(4)(5)	127,102	5,030
Government National Mtg. Assoc.
1.48% due 05/20/37(1)(4)(5)(9)	100,708	4,752
Government National Mtg. Assoc. REMIC Pass Through Certs.
1.48% due 05/20/37(1)(4)(5)(9)	244,535	13,203
Government National Mtg. Assoc. Series 2007-9, Class BI
1.50% due 03/20/37(1)(4)(5)	124,851	5,476
Government National Mtg. Assoc.
1.53% due 04/20/37(1)(4)(5)(9)	117,747	6,278
2.06% due 10/20/36(1)(4)(5)	94,139	5,802
Government National Mtg. Assoc. Series 2005-84, Class SL
3.10% due 11/16/35(1)(4)	91,933	77,034
Government National Mtg. Assoc. Series 2005-7, Class JM
5.02% due 05/18/34(1)(4)	82,801	79,058
6.50% due August TBA	900,000	911,679
		1,129,763
Total U.S. Government Agencies (cost $17,768,029)		16,849,348
PREFERRED STOCK — 0.3%
Auto-Cars/Light Trucks — 0.0%
Volkswagen AG	850	88,756
Diversified Minerals — 0.1%
Cia Vale do Rio Doce ADR	9,469	356,981
Electronic Components-Semiconductors — 0.0%
Samsung Electronics Co., Ltd.	238	111,420
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	4,165	444,322
Telephone-Integrated — 0.1%
Brasil Telecom SA	39,649	289,608

Total Preferred Stock
(cost 1,070,374)		1,291,087
EXCHANGE TRADED FUNDS — 0.3%
Index Fund-Large Cap — 0.1%
SPDR Trust, Series 1	3,700	556,591
Index Fund-Small Cap — 0.2%
iShares Russell 2000 Growth Index Fund	1,500	128,670

iShares Russell 2000 Index
Fund	2,800	232,288
iShares Russell 2000 Value Index Fund	2,400	197,664
		558,622
Mid Cap Equity Fund — 0.0%
S&P Midcap 400 Depository Receipts, Series 1	300	48,885
Total Exchange Traded Funds (cost $1,149,340)		1,164,098
OPTIONS - PURCHASED — 0.1%
Call Options — 0.0%
Option to purchase an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing on January 31, 2008
(strike price $5.35)(9)(10)	903,000	29,188

Option to purchase an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.20% versus the three month USD-LIBOR-BBA maturing on May 12, 2008
(strike price $5.20)(9)(10)	1,424,000	10,394

Option to purchase an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.21% versus the three month USD-LIBOR-BBA maturing on May 12, 2008
(strike price $5.21)(9)(10)	569,000	4,253

Option to purchase an interest rate swap with J.P. Morgan Chase Bank for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on May 12, 2008
(strike price $5.22)(9)(10)	2,847,000	21,039
		64,874

Put Options — 0.1%
Option to purchase an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.35% versus the three month USD-LIBOR-BBA maturing on January 31, 2008
(strike price $5.35)(9)(10)	903,000	6,805

Option to sell an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.20% versus the three month USD-LIBOR-BBA maturing on May 12, 2008
(strike price $5.20)(9)(10)	1,424,000	62,197

Option to sell an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.21% versus the three month USD-LIBOR-BBA maturing on May 12, 2008
(strike price $5.21)(9)(10)	569,000	24,541

Option to sell an interest rate swap with J.P. Morgan Chase Bank for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on May 12, 2008
(strike price $5.22)(9)(10)	2,847,000	125,203
		218,746
Total Options Purchased
(cost $227,481)		283,620
EQUITY CERTIFICATES — 0.0%(9)
Semiconductors Components-Intergrated Circuits — 0.0%
UBS AG - Taiwan Semiconductor Manufacturing Co., Ltd.	56,348	121,575
Finance-Investment Banker/Broker — 0.0%
UBS AG - Bharat Heavy Electricals	5,386	203,463
Banks-Commercial — 0.0%
Merrill Lynch -Abu Dhabi Commercial Bank	25,200	48,369
Total Equity Certificates (cost $301,370)		373,407
Total Long-Term Investment Securities (cost $330,726,100)		390,882,282
REPURCHASE AGREEMENT — 3.9%
Agreement with Bank of America NA, bearing interest at 5.20% dated 06/30/07 to be repurchased 07/02/07 in the amount of $15,377,661 and collateralized by Federal National Mtg. Disc. Notes, bearing interest at 4.66% due 10/26/07 and having an approximate value of $15,706,425 (cost $15,371,000)	$15,371,000	15,371,000
TOTAL INVESTMENTS (cost $346,097,100)(14)	102.7%	406,253,282
Liabilities in excess of other assets	(2.7)	(10,488,385)
NET ASSETS	100.0%	$395,764,897

	Principal	Value
Security Description	Amount/Shares	(Note 1)

BONDS & NOTES SOLD SHORT — 0.7%
Federal National Mtg. Assoc.
6.00% due July TBA
(Proceeds $(1,381,695))	$(1,400,000)	$(1,384,687)

Federal National Mtg. Assoc.
6.50% due July TBA
(Proceeds $(1,110,125))	$(1,100,000)	$(1,110,313)

Government National Mtg. Assoc.
6.50% due July TBA
(Proceeds $(202,906))	$(200,000)	$(202,750)

		$(2,697,750)
COMMON STOCK SOLD SHORT — 0.0%
Discover Financial Services
(Proceeds $(2,906))	(100)	$(2,906)

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2007, the aggregate value of these securities was $14,250,046 representing 3.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2007
(2)	Commercial Mortgage Backed Security
(3)	Variable Rate Security - the rate reflected is as of June 30, 2007, maturity date reflects the stated maturity date.
(4)	Collateralized Mortgaged Obligation
(5)	Interest Only
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(7)	Variable Rate Security - the rate reflected is as of June 30, 2007, maturity date reflects next reset date.
(8)	Principal Only
(9)	Fair Valued Security; See Note 1.
(10)	Illiquid Security
(11)

To the extent permitted by the Statement of Additional Information, the Asset Allocation Diversified Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30. 2007, the Asset Allocation Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets

Sandridge Energy, Inc. 8.63% due 04/01/15
Loans	3/8/2007	70,000	70,000	71,750	1.03	0.0%

Sandridge Energy, Inc. 8.99% due 04/01/14
Loans	3/8/2007	15,000	15,000	15,375	1.03	0.0%
				$87,125		0.0%

(12)	Perpetual Maturity - Maturity date reflects next call date.
(13)	Company has filed Chapter 11 bankruptcy protection.
(14)	See Note 4 for cost of investments on a tax basis.
(15)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(16)

Senior Loans in the Fund's Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(17)	Bond in default.
(18)	Denominated in United States dollars unless otherwise indicated.
(19)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depository Receipt
GDR	— Global Depository Receipt
SDR	— Swedish Depository Receipt
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open put option contracts written at June 30, 2007 were as follows:

					Unrealized
		Number of	Premiums	Market Value at	Appreciation
Issue	Strike Price	Contracts	Received	June 30, 2007	(Depreciation)

Option to sell an interest rate swap with J.P. Morgan Chase Bank for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on May 10, 2012	$5.51	1,423,500	$56,443	$41,412	$15,031

Option to sell an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.52% versus the three month USD-LIBOR-BBA maturing on May 10, 2012	$5.52	712,000	28,195	20,422	7,773

Option to sell an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA maturing on May 10, 2012	$5.52	284,500	11,280	15,249	(3,969)

Option to sell an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA maturing on May 10, 2012	$5.52	712,000	28,195	38,286	(10,091)

Option to sell an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.52% versus the three month USD-LIBOR-BBA maturing on May 10, 2012	$5.52	284,500	11,280	8,193	3,087

Option to sell an interest rate swap with J.P. Morgan Chase Bank for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on May 10, 2012	$5.51	1,423,500	56,442	78,885	(22,443)

		4,840,000	$191,835	$202,447	$(10,612)

Open Futures Contracts
						Unrealized
Number of				Value at	Value as of	Appreciation
Contracts		Description	Expiration Date	Trade Date	June 30, 2007	(Depreciation)

17	Long	90 Day Euro Dollar	September-09	$4,047,594	$4,022,412	$(25,182)
22	Long	90 Day Euro Dollar	March-08	5,232,700	5,213,450	(19,250)
57	Short	90 Day Euro Dollar	September-08	13,581,680	13,511,137	70,543
69	Long	CAC40 10 Euro	July-07	5,524,280	5,661,839	137,559
2	Long	Canada 10YR Bond	September-07	210,803	208,537	(2,266)
156	Long	Canada 10YR Bond	September-07	16,348,188	16,265,915	(82,273)
51	Short	Dow Jones Euro Stock 50	September-07	3,052,464	3,112,262	(59,798)
66	Short	Dow Jones Euro Stock 50	September-07	3,950,247	4,027,633	(77,386)
5	Long	Euro-BOBL	September-07	719,729	717,620	(2,109)
19	Long	Euro-Bund	September-07	2,866,088	2,847,273	(18,815)
26	Long	Euro-Bund	September-07	3,921,950	3,896,268	(25,682)
30	Short	Euro-Bund	September-07	4,524,515	4,495,694	28,821
14	Short	Financial Times Stock Exchange 100 Index	September-07	1,846,115	1,864,634	(18,519)
124	Short	Financial Times Stock Exchange 100 Index	September-07	16,351,310	16,515,331	(164,021)
20	Long	Hang Seng Index	July-07	2,792,894	2,798,532	(5,638)
2	Long	Japan 10YR Bond	September-07	2,147,855	2,142,654	(5,201)
18	Short	Japan 10YR Bond	September-07	1,933,297	1,928,827	4,470
3	Long	LIFFE Long Gilt	September-07	637,144	624,788	(12,356)
34	Long	LIFFE Long Gilt	September-07	7,221,229	7,080,927	(140,302)
6	Short	MSCI Singapore Index	July-07	346,599	341,524	5,075
38	Short	OMXS30 Index	July-07	710,698	696,059	14,639
85	Long	Russell Mini	September-07	7,332,950	7,157,850	(175,100)
142	Short	Russell Mini	September-07	12,152,112	11,957,820	194,292
231	Short	Russell Mini	September-07	19,927,708	19,452,510	475,198
52	Short	S & P 400 EMini	September-07	4,836,259	4,701,840	134,419
157	Long	S & P 500 EMini	September-07	12,153,549	11,895,890	(257,659)
608	Long	S & P 500 EMini	September-07	46,859,849	46,068,160	(791,689)
69	Short	S & P 500 EMini	September-07	5,282,502	5,228,130	54,372
20	Long	S&P/MIB Index	September-07	5,648,021	5,726,053	78,032
52	Long	SPI 200	September-07	7,012,696	6,927,517	(85,179)
5	Short	SPI 200	September-07	674,259	666,107	8,152
17	Long	Topix Index	September-07	2,444,430	2,448,852	4,422
14	Short	Topix Index	September-07	2,013,010	2,016,702	(3,692)
46	Long	US Treasury 10 YR Note	September-07	4,857,460	4,862,344	4,884
42	Long	US Treasury 10YR Note	September-07	4,478,985	4,439,531	(39,454)
69	Long	US Treasury 10YR Note	September-07	7,358,332	7,293,515	(64,817)
244	Short	US Treasury 10YR Note	September-07	26,019,317	25,791,563	227,754
36	Long	US Treasury 2 YR Note	September-07	7,351,881	7,336,125	15,756
175	Long	US Treasury 5YR Note	September-07	18,243,024	18,213,672	(29,352)
44	Short	US Treasury 5YR Note	September-07	4,608,566	4,579,437	29,129
64	Short	US Treasury 5YR Note	September-07	6,703,353	6,661,000	42,353
49	Long	US Treasury Long Bond	September-07	5,242,960	5,279,750	36,790
16	Short	US Treasury Long Bond	September-07	1,748,595	1,724,000	24,595

						$(514,485)

Total Return Swaps
	Notional Amount	Termination Date	Unrealized Appreciation (Depreciation)

Agreement with Merrill Lynch dated October 23, 2006 to receive quarterly the total return on the Russell 2000 Total Return Index and pay quarterly the notional amount multiplied by the three month USD-LIBOR plus 0.85%(9)	$40,001,317	10/26/07	$(435,570)

Agreement with Morgan Stanley dated January 29, 2007 to receive quarterly the total return on the MSCI India Index and pay quarterly the notional amount multiplied by the three month USD-LIBOR plus 3.00%(9)	435,247	02/08/08	86,869

			$(348,701)

Interest Rate Swaps
	Notional Amount	Termination Date	Gross Unrealized Appreciation
Agreement with Lehman Brothers dated August 03, 2006
to receive quarterly 5.57% and pay quarterly
the 3 Month USD Libor Rate.	$4,660,000	8/3/2016	$6,169
Agreement with Lehman Brothers dated September 06, 2006
to receive quarterly 5.33% and pay quarterly
the 3 Month USD Libor Rate.	1,790,000	9/8/2016	40,818
Agreement with Goldman Sachs dated November 17, 2006
to receive quarterly 5.09% and pay quarterly
the 3 Month USD Libor Rate.	3,311,000	11/21/2008	13,136
Agreement with JP Morgan dated Novemberr 16, 2006
to receive quarterly 5.17% and pay quarterly
the 3 Month USD Libor Rate.	3,258,000	11/20/2008	9,791
Agreement with Goldman Sachs dated October 17, 2006
to receive quarterly 5.32% and pay quarterly
the 3 Month USD Libor Rate.	174,000	10/19/2016	4,080
Agreement with Lehman Brothers dated October 19, 2006
to receive quarterly 5.25% and pay quarterly
the 3 Month USD Libor Rate.	646,000	10/23/2008	1,117
Agreement with Lehman Brothers dated October 19, 2006
to receive quarterly 5.33% and pay quarterly
the 3 Month USD Libor Rate.	260,000	10/23/2016	6,091
Agreement with JP Morgan dated October 05, 2006
to receive quarterly 5.09% and pay quarterly
the 3 Month USD Libor Rate.	2,590,000	10/10/2013	62,417
Agreement with Goldman Sachs dated November 16, 2006
to receive quarterly 5.16% and pay quarterly
the 3 Month USD Libor Rate.	3,267,000	11/20/2008	10,034
Agreement with JP Morgan dated December 15, 2006
to receive quarterly 5.06% and pay quarterly
the 3 Month USD Libor Rate.	1,186,000	12/19/2016	51,428

			$205,081

			Gross Unrealized Depreciation
Agreement with Lehman Brothers dated August 01, 2006
to receive quarterly 5.42% and pay quarterly
the 3 Month USD Libor Rate.	810,000	8/3/2008	(86)
Agreement with Bank of America dated September 28, 2006
to receive quarterly 5.16% and pay quarterly
the 3 Month USD Libor Rate.	185,000	10/2/2016	(6,537)
Agreement with Lehman Brothers dated August 01, 2006
to receive quarterly 5.45% and pay quarterly
the 3 Month USD Libor Rate.	1,443,000	8/3/2011	(395)
Agreement with JP Morgan dated October 05, 2006
to receive quarterly 5.05% and pay quarterly
the 3 Month USD Libor Rate.	1,860,000	10/10/2013	(48,342)
Agreement with Lehman Brothers dated October 19, 2006
to receive quarterly 5.26% and pay quarterly
the 3 Month USD Libor Rate.	646,000	10/23/2008	(1,076)
Agreement with Lehman Brothers dated October 19, 2006
to receive quarterly 5.33% and pay quarterly
the 3 Month USD Libor Rate.	260,000	10/23/2016	(6,044)
Agreement with JP Morgan dated November 20, 2006
to receive quarterly 5.09% and pay quarterly
the 3 Month USD Libor Rate.	4,500,000	11/22/2008	(17,877)
Agreement with JP Morgan dated Octobr 10, 2006
to receive quarterly 5.23% and pay quarterly
the 3 Month USD Libor Rate.	4,500,000	10/12/2008	(9,322)
Agreement with Goldman Sachs dated November 16, 2006
to receive quarterly 5.26% and pay quarterly
the 3 Month USD Libor Rate.	736,000	11/20/2026	(46,433)
Agreement with JP Morgan dated November 16, 2006
to receive quarterly 5.27% and pay quarterly
the 3 Month USD Libor Rate.	734,000	11/20/2026	(45,881)
Agreement with Goldman Sachs dated November 17, 2006
to receive quarterly 5.21% and pay quarterly
the 3 Month USD Libor Rate.	735,000	11/21/2026	(50,957)
Agreement with Goldman Sachs dated December 18, 2006
to receive quarterly 5.07% and pay quarterly
the 3 Month USD Libor Rate.	624,000	12/20/2016	(26,406)
			(259,356)
Net Unrealized Appreciation (Depreciation)			$(54,275)

Open Forward Currency Contracts
	Contract to Deliver		In Exchange for		Delivery Date	Gross Unrealized Appreciation

*	CHF	9,330,000	USD	7,719,527	09/19/07	$35,616
*	JPY	2,420,018,900	USD	20,410,429	08/15/07	637,187
	SGD	450,800	USD	299,336	08/15/07	3,738
	USD	13,106,060	CAD	14,884,100	07/18/07	872,436
*	USD	49,790,639	AUD	59,776,600	07/18/07	864,615
*	USD	34,580	ZAR	246,000	07/18/07	151
*	USD	82,010	CLP	44,055,600	08/01/07	1,526
*	USD	35,877,112	EUR	26,623,200	09/19/07	252,281
*	USD	19,255,387	GBP	9,699,000	09/19/07	198,362
*	USD	13,259,715	NOK	79,241,000	09/19/07	195,900
*	USD	1,367,312	SEK	9,464,500	09/19/07	21,878
						3,083,690

						Gross Unrealized Depreciation
*	AUD	47,378,700	USD	39,394,635	07/18/07	(754,522)
*	CLP	44,055,600	USD	81,434	08/01/07	(2,102)
*	EUR	44,434,800	USD	59,864,999	09/19/07	(435,880)
*	GBP	11,476,700	USD	22,672,548	09/19/07	(346,821)
*	NOK	46,330,200	USD	7,742,565	09/19/07	(124,591)
	NZD	1,576,300	USD	1,127,055	07/18/07	(86,397)
*	SEK	17,371,300	USD	2,524,242	09/19/07	(25,501)
	USD	14,464,400	CAD	13,102,225	07/18/07	(482,107)
	USD	1,028,295	HKD	8,020,700	08/15/07	(1,369)
*	USD	3,213,501	JPY	381,396,100	08/15/07	(97,229)
*	USD	3,103,603	CHF	3,763,100	09/19/07	(4,425)
*	ZAR	246,000	USD	34,179	07/18/07	(551)
						(2,361,495)
Net Unrealized Appreciation (Depreciation)						$722,195

* Represents partially offsetting forward currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

EUR - Euro

GBP - Pound Sterling

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

ZAR - South African Rand

USD - United States Dollar

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

STOCK PORTFOLIO

Portfolio of Investments — June 30, 2007
(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK — 97.5%
Aerospace/Defense — 0.7%
General Dynamics Corp.	28,400	$2,221,448
Agricultural Chemicals — 0.6%
Monsanto Co.	28,100	1,897,874
Airlines — 1.1%
Southwest Airlines Co.	225,700	3,365,187
Apparel Manufacturer — 0.8%
Coach, Inc.†	52,500	2,487,975
Applications Software — 3.0%
Infosys Technologies, Ltd.	50,600	2,399,786
Intuit, Inc.†	43,100	1,296,448
Microsoft Corp.	199,950	5,892,527
		9,588,761
Audio/Video Products — 0.8%
Harman International Industries, Inc.	22,400	2,616,320
Banks-Commercial — 2.1%
Anglo Irish Bank Corp. PLC	118,000	2,411,576
Erste Bank der oesterreichischen Sparkassen AG	44,734	3,499,512
ICICI Bank, Ltd.	12,100	594,715
ICICI Bank, Ltd. ADR	1,500	73,725
		6,579,528
Banks-Fiduciary — 2.1%
Northern Trust Corp.	30,700	1,972,168
State Street Corp.	70,400	4,815,360
		6,787,528
Beverages-Non-alcoholic — 0.7%
PepsiCo, Inc.	36,500	2,367,025
Brewery — 0.5%
InBev NV	21,523	1,713,735
Broadcast Services/Program — 1.5%
Clear Channel Communications, Inc.	45,900	1,735,938
Grupo Televisa SA ADR	47,800	1,319,758
Liberty Media Corp. - Capital, Series A†	14,042	1,652,463
		4,708,159
Building-Residential/Commerical — 0.6%
Lennar Corp., Class A	50,100	1,831,656
Cable TV — 1.2%
Rogers Communications, Inc., Class B	87,900	3,734,871
Casino Hotels — 0.6%
MGM Mirage, Inc.†	12,300	1,014,504
Wynn Resorts, Ltd.	8,500	762,365
		1,776,869
Casino Services — 0.6%
International Game Technology	45,100	1,790,470
Cellular Telecom — 2.1%
America Movil SAB de CV, Series L ADR	79,500	4,923,435
Leap Wireless International, Inc.†	9,000	760,500
MetroPCS Communications, Inc.†	30,800	1,017,632
		6,701,567
Computer Aided Design — 0.7%
Autodesk, Inc.†	50,700	2,386,956
Computers — 1.1%
Apple Computer, Inc.†	17,300	2,111,292
Dell, Inc.†	49,700	1,418,935
		3,530,227
Computers-Memory Devices — 0.6%
EMC Corp.†	103,500	1,873,350
Consulting Services — 1.6%
Accenture Ltd., Class A	121,400	5,206,846
Cosmetics & Toiletries — 1.1%
Procter & Gamble Co.	56,492	3,456,746
Data Processing/Management — 1.3%
Automatic Data Processing, Inc.	82,400	3,993,928
Distribution/Wholesale — 0.3%
Fastenal Co.	21,600	904,176
Diversified Manufactured Operations — 6.7%
Danaher Corp.	76,000	5,738,000
General Electric Co.	350,200	13,405,656
Tyco International, Ltd.†	69,700	2,355,163
		21,498,819
Diversified Minerals — 0.9%
BHP Billiton, Ltd.	94,486	2,806,087
E-Commerce/Products — 0.9%
Amazon.com, Inc.†	44,300	3,030,563
E-Commerce/Services — 1.3%
eBay, Inc.†	92,300	2,970,214
Liberty Media Corp - Interactive, Series A†	57,673	1,287,838
		4,258,052
Electric-Generation — 0.5%
The AES Corp.†	77,600	1,697,888
Electronic Components-Misc. — 0.6%
Hon Hai Precision Industry Co., Ltd. GDR	105,100	1,881,290
Electronic Components-Semiconductors — 1.1%
Intel Corp.	60,300	1,432,728
Xilinx, Inc.	80,000	2,141,600
		3,574,328
Electronic Forms — 0.6%
Adobe Systems, Inc.†	45,500	1,826,825
Engineering/R&D Services — 0.3%
Foster Wheeler, Ltd.†	7,700	823,823
Entertainment Software — 0.4%
Electronic Arts, Inc.†	27,300	1,291,836
Finance-Credit Card — 1.3%
American Express Co.	68,800	4,209,184
Finance-Investment Banker/Broker — 6.4%
Charles Schwab Corp.	111,300	2,283,876
Citigroup, Inc.	70,135	3,597,224
E*TRADE Financial Corp.†	115,700	2,555,813
Morgan Stanley	31,600	2,650,608
The Goldman Sachs Group, Inc.	13,300	2,882,775
UBS AG	107,200	6,459,206
		20,429,502
Finance-Mortgage Loan/Banker — 1.1%
Countrywide Financial Corp.	70,700	2,569,945
Housing Development Finance Corp., Ltd.	15,757	783,495
		3,353,440

Finance-Other Services — 0.2%
CME Group, Inc.	1,500	801,540
Food-Retail — 0.5%
Whole Foods Market, Inc.	43,900	1,681,370
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	28,100	927,019
Hotel/Motel — 0.7%
Marriott International, Inc., Class A	52,200	2,257,128
Insurance-Life/Health — 0.9%
Prudential Financial, Inc.	31,200	3,033,576
Investment Management/Advisor Services — 1.7%
Franklin Resources, Inc.	26,100	3,457,467
Legg Mason, Inc.	19,800	1,947,924
		5,405,391
Machinery-Construction & Mining — 0.3%
Joy Global, Inc.	18,600	1,084,938
Machinery-Electrical — 0.7%
Schneider Electric SA	14,800	2,085,833
Machinery-Farming — 0.3%
Deere & Co.	8,600	1,038,364
Medical Instruments — 1.5%
Medtronic, Inc.	78,800	4,086,568
St. Jude Medical, Inc.†	14,300	593,307
		4,679,875
Medical Products — 1.0%
Nobel Biocare Holding AG	1,553	509,191
Stryker Corp.	27,800	1,753,902
Zimmer Holdings, Inc.†	12,800	1,086,592
		3,349,685
Medical-Biomedical/Gene — 2.1%
Amgen, Inc.†	27,300	1,509,417
Celgene Corp.†	25,100	1,438,983
Genentech, Inc.†	51,300	3,881,358
		6,829,758
Medical-Drugs — 3.1%
Allergan, Inc.	17,400	1,002,936
Eli Lilly & Co.	23,500	1,313,180
Novartis AG	32,229	1,820,549
Roche Holding AG	17,100	3,043,422
Wyeth	46,800	2,683,512
		9,863,599
Medical-HMO — 4.0%
Aetna, Inc.	58,700	2,899,780
Humana, Inc.†	19,100	1,163,381
UnitedHealth Group, Inc.	51,300	2,623,482
WellPoint, Inc.†	74,700	5,963,301
		12,649,944
Multimedia — 0.5%
Viacom, Inc., Class B†	35,500	1,477,865
Networking Products — 2.3%
Cisco Systems, Inc.†	180,200	5,018,570
Juniper Networks, Inc.†	89,000	2,240,130
		7,258,700
Oil Companies-Exploration & Production — 1.0%
EOG Resources, Inc.	26,600	1,943,396
Murphy Oil Corp.	21,300	1,266,072
		3,209,468
Oil Companies-Integrated — 2.4%
Exxon Mobil Corp.	34,334	2,879,936
Total SA	57,142	4,660,436
		7,540,372
Oil-Field Services — 3.4%
Baker Hughes, Inc.	44,800	3,769,024
Schlumberger, Ltd.	84,100	7,143,454
		10,912,478
Optical Supplies — 0.2%
Alcon, Inc.	5,400	728,514
Pharmacy Services — 0.6%
Medco Health Solutions, Inc.†	26,600	2,074,534
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	37,000	1,331,630
Retail-Building Products — 0.7%
Lowe’s Cos., Inc.	76,400	2,344,716
Retail-Discount — 2.0%
Target Corp.	67,400	4,286,640
Wal-Mart Stores, Inc.	43,900	2,112,029
		6,398,669
Retail-Drug Store — 2.3%
CVS Caremark Corp.	169,581	6,181,227
Walgreen Co.	28,200	1,227,828
		7,409,055
Retail-Hypermarkets — 0.3%
Wal-Mart de Mexico SAB de CV ADR	26,800	1,011,700
Retail-Pet Food & Supplies — 0.6%
PetSmart, Inc.	58,500	1,898,325
Retail-Regional Department Stores — 1.2%
Kohl’s Corp.†	53,200	3,778,796
Semiconductor Equipment — 1.0%
Applied Materials, Inc.	52,200	1,037,214
ASML Holding NV†	74,300	2,039,535
		3,076,749
Semiconductors Components-Intergrated Circuits — 2.4%
Analog Devices, Inc.	62,000	2,333,680
Marvell Technology Group, Ltd.†	172,600	3,143,046
Maxim Integrated Products, Inc.	67,000	2,238,470
		7,715,196
Soap & Cleaning Preparation — 0.4%
Reckitt Benckiser PLC	23,209	1,274,674
Telecom Equipment-Fiber Optics — 0.9%
Corning, Inc.†	107,100	2,736,405
Telecom Services — 1.8%
Amdocs, Ltd.†	75,500	3,006,410

Bharti Airtel, Ltd.†	127,365	2,612,718
		5,619,128
Therapeutics — 1.0%
Gilead Sciences, Inc.†	85,400	3,310,958
Transport-Services — 0.6%
Expeditors International of Washington, Inc.	42,700	1,763,510
Web Portals/ISP — 2.8%
Google, Inc. Class A†	12,900	6,751,602
Yahoo!, Inc.†	75,000	2,034,750
		8,786,352
Wireless Equipment — 3.6%
American Tower Corp., Class A†	140,000	5,880,000
QUALCOMM, Inc.	63,700	2,763,943
Telefonaktiebolaget LM Ericsson, Class B	668,300	2,683,284
		11,327,227
Total Long-Term Investment Securities
(cost $245,994,891)		310,875,880

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Registered Investment Company — 2.5%
T. Rowe Price Reserve Investment Fund (cost $7,943,180)	7,943,180	7,943,180
TOTAL INVESTMENTS
(cost $253,938,071)(1)	100.0%	318,819,060
Other assets less liabilities	0.0	98,757
NET ASSETS	100.0%	$318,917,817

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt
GDR	— Global Depository Receipt

See Notes to Portfolio of Investments

Seasons Series Trust
Large Cap Growth Portfolio

Portfolio of Investments — June 30, 2007
(unaudited)

	Shares / Principal	Value
Security Description	Amount	(Note 1)
COMMON STOCK — 95.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	1,670	$19,038
Omnicom Group, Inc.	4,200	222,264
		241,302
Advertising Sales — 0.9%
Lamar Advertising Co., Class A	37,255	2,338,124
Aerospace/Defense — 0.5%
Boeing Co.	5,210	500,994
General Dynamics Corp.	5,150	402,833
Lockheed Martin Corp.	2,080	195,790
Rockwell Collins, Inc.	2,130	150,463
		1,250,080
Aerospace/Defense-Equipment — 0.9%
United Technologies Corp.	32,980	2,339,271
Agricultural Chemicals — 2.8%
Monsanto Co.	29,370	1,983,650
Potash Corp. of Saskatchewan, Inc.	53,520	4,172,954
Syngenta AG	6,971	1,365,095
		7,521,699
Agricultural Operations — 0.6%
Archer-Daniels-Midland Co.	5,150	170,414
Bunge, Ltd.	17,335	1,464,807
		1,635,221
Airlines — 0.0%
Southwest Airlines Co.	3,570	53,229
Apparel Manufacturers — 0.2%
Coach, Inc.†	4,720	223,680
Liz Claiborne, Inc.	1,330	49,609
Polo Ralph Lauren Corp.	780	76,526
VF Corp.	460	42,127
		391,942
Applications Software — 2.0%
Citrix Systems, Inc.†	2,300	77,441
Intuit, Inc.†	4,360	131,149
Microsoft Corp.	171,080	5,041,727
		5,250,317
Athletic Footwear — 0.1%
NIKE, Inc., Class B	4,820	280,958
Audio/Video Products — 0.6%
Harman International Industries, Inc.	830	96,944
Sony Corp. ADR	27,665	1,421,151
		1,518,095
Banks-Commercial — 0.1%
Commerce Bancorp, Inc.	2,430	89,886
Compass Bancshares, Inc.	650	44,837
M&T Bank Corp.	440	47,036
Synovus Financial Corp.	2,080	63,856
		245,615
Banks-Fiduciary — 0.1%
Mellon Financial Corp.	2,010	88,440
Northern Trust Corp.	980	62,955
State Street Corp.	2,680	183,312
		334,707
Banks-Super Regional — 1.5%
SunTrust Banks, Inc.	9,770	837,680
Wells Fargo & Co.	92,170	3,241,619
		4,079,299
Beverages-Non-alcoholic — 1.6%
Pepsi Bottling Group, Inc.	1,670	56,246
PepsiCo, Inc.	51,730	3,354,690
The Coca-Cola Co.	15,330	801,912
		4,212,848
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	1,000	73,080
Constellation Brands, Inc., Class A†	1,450	35,206
		108,286
Brewery — 0.2%
Anheuser-Busch Cos., Inc.	9,660	503,866
Broadcast Services/Program — 0.0%
Clear Channel Communications, Inc.	3,160	119,511
Building & Construction Products-Misc. — 0.0%
Vulcan Materials Co.	470	53,834
Building Products-Air & Heating — 0.1%
American Standard Cos., Inc.	2,240	132,115
Building-Residential/Commerical — 0.1%
Centex Corp.	880	35,288
D.R. Horton, Inc.	3,470	69,157
KB Home Corp.	540	21,260
Lennar Corp., Class A	1,030	37,657
Pulte Homes, Inc.	1,620	36,369
		199,731
Cable TV — 0.2%
Comcast Corp. Class A†	12,660	355,999
The DIRECTV Group, Inc.†	3,330	76,957
		432,956
Casino Hotels — 1.6%
Boyd Gaming Corp.	35,085	1,725,831
Harrah’s Entertainment, Inc.	24,035	2,049,224
Melco PBL Entertainment Macau, Ltd. ADR†	35,795	449,585
		4,224,640
Casino Services — 0.1%
International Game Technology	4,230	167,931
Cellular Telecom — 0.2%
MetroPCS Communications, Inc.†	17,520	578,861
Chemicals-Specialty — 0.1%
Ecolab, Inc.	2,230	95,221
Hercules, Inc.†	730	14,344
International Flavors & Fragrances, Inc.	990	51,619
Sigma-Aldrich Corp.	1,670	71,259
		232,443
Coal — 0.0%
CONSOL Energy, Inc.	1,020	47,032
Peabody Energy Corp.	1,080	52,251
		99,283
Coatings/Paint — 0.0%
Sherwin-Williams Co.	950	63,147
Commercial Services — 0.0%
Convergys Corp.†	1,080	26,179

Commercial Services-Finance — 2.0%
Equifax, Inc.	1,090	48,418
H&R Block, Inc.	4,110	96,051
Moody’s Corp.	55,595	3,458,009
Western Union Co.	75,550	1,573,706
		5,176,184
Computer Aided Design — 0.1%
Autodesk, Inc.†	2,940	138,415
Computer Services — 0.4%
Affiliated Computer Services, Inc., Class A†	1,260	71,467
Cognizant Technology Solutions Corp., Class A†	12,890	967,910
		1,039,377
Computers — 6.7%
Apple, Inc.†	73,970	9,027,299
Dell, Inc.†	28,880	824,524
International Business Machines Corp.	17,370	1,828,192
Research In Motion, Ltd.†	30,445	6,088,696
Sun Microsystems, Inc.†	10,440	54,914
		17,823,625

Computers-Integrated Systems — 0.0%
NCR Corp.†	1,170	61,472
Computers-Memory Devices — 0.2%
EMC Corp.†	9,870	178,647
Network Appliance, Inc.†	4,720	137,824
SanDisk Corp.†	2,900	141,926
		458,397
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,200	59,172
Consumer Products-Misc. — 0.8%
Clorox Co.	1,930	119,853
Fortune Brands, Inc.	22,660	1,866,504
Kimberly-Clark Corp.	3,250	217,393
		2,203,750
Containers-Metal/Glass — 0.0%
Ball Corp.	1,300	69,121
Containers-Paper/Plastic — 0.0%
Pactiv Corp.†	1,660	52,937
Sealed Air Corp.	1,030	31,951
		84,888
Cosmetics & Toiletries — 1.5%
Avon Products, Inc.	5,580	205,065
Colgate-Palmolive Co.	6,500	421,525
Procter & Gamble Co.	53,070	3,247,353
The Estee Lauder Cos., Inc., Class A	1,500	68,265
		3,942,208
Cruise Lines — 0.1%
Carnival Corp.	3,540	172,646
Data Processing/Management — 0.4%
Automatic Data Processing, Inc.	7,030	340,744
Fidelity National Information Services, Inc.	2,080	112,902
First Data Corp.	9,590	313,305
Fiserv, Inc.†	2,140	121,552
Paychex, Inc.	4,320	168,999
		1,057,502
Dental Supplies & Equipment — 0.0%
Patterson Cos., Inc.†	1,770	65,968
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	1,310	108,245
Distribution/Wholesale — 0.3%
WW Grainger, Inc.	8,570	797,439
Diversified Manufacturing Operations — 1.2%
3M Co.	6,040	524,211
Cooper Industries, Ltd.	930	53,094
Danaher Corp.	3,030	228,765
Dover Corp.	860	43,989
General Electric Co.	52,320	2,002,809
Illinois Tool Works, Inc.	2,620	141,978
ITT, Inc.	2,310	157,727
		3,152,573
Drug Delivery Systems — 0.0%
Hospira, Inc.†	1,980	77,299
E-Commerce/Products — 0.1%
Amazon.com, Inc.†	3,950	270,220
E-Commerce/Services — 0.2%
eBay, Inc.	14,390	463,070
Monster Worldwide, Inc.†	730	30,003
		493,073
Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,440	160,992
Molex, Inc.	670	20,107
		181,099
Electric-Generation — 0.1%
The AES Corp.†	8,490	185,761
Electric-Integrated — 0.2%
Allegheny Energy, Inc.†	510	26,388
Constellation Energy Group, Inc.	1,290	112,449
Edison International	2,150	120,658
Exelon Corp.	4,190	304,194
		563,689
Electronic Components-Misc. — 0.2%
Jabil Circuit, Inc.	19,040	420,213
Tyco Electronics, Ltd.†	1,580	61,746
		481,959
Electronic Components-Semiconductors — 0.6%
Altera Corp.	2,480	54,882
Broadcom Corp.†	3,020	88,335
Intel Corp.	33,240	789,782
LSI Logic Corp.†	3,430	25,759
MEMC Electronic Materials, Inc.†	1,710	104,515
National Semiconductor Corp.	3,550	100,359
NVIDIA Corp.†	4,610	190,439
QLogic Corp.†	2,020	33,633
Texas Instruments, Inc.	7,290	274,323
Xilinx, Inc.	1,740	46,580
		1,708,607

Electronic Forms — 0.1%
Adobe Systems, Inc.†	7,480	300,322
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	1,210	46,512
Tektronix, Inc.	370	12,484
		58,996
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	1,590	154,850
Engineering/R&D Services — 0.0%
Fluor Corp.	370	41,207
Enterprise Software/Service — 0.4%
BMC Software, Inc.†	1,010	30,603
CA, Inc.	1,200	30,996
Oracle Corp.†	50,330	992,004
		1,053,603
Entertainment Software — 1.2%
Activision, Inc.†	47,190	881,037
Electronic Arts, Inc.†	49,185	2,327,434
		3,208,471
Filtration/Separation Products — 0.0%
Pall Corp.	780	35,872
Finance-Consumer Loans — 0.1%
SLM Corp.	5,230	301,143
Finance-Credit Card — 1.1%
American Express Co.	37,640	2,302,815
Capital One Financial Corp.	5,250	411,810
Discover Financial Services†	4,690	133,759
		2,848,384
Finance-Investment Banker/Broker — 5.3%
Charles Schwab Corp.	82,470	1,692,284
E*TRADE Financial Corp.†	2,770	61,189
KKR Private Equity Investors LP	9,445	212,512
Lehman Brothers Holdings, Inc.	30,505	2,273,233
Merrill Lynch & Co., Inc.	24,075	2,012,189
Morgan Stanley	10,780	904,226
The Bear Stearns Cos., Inc.	13,910	1,947,400
The Goldman Sachs Group, Inc.	18,250	3,955,688
UBS AG	14,740	884,944
		13,943,665
Finance-Mortgage Loan/Banker — 1.2%
Countrywide Financial Corp.	7,540	274,079
Freddie Mac	49,100	2,980,370
		3,254,449
Finance-Other Services — 0.4%
CME Group, Inc.	2,090	1,116,812
Financial Guarantee Insurance — 0.1%
Ambac Financial Group, Inc.	1,300	113,347
MBIA, Inc.	1,000	62,220
MGIC Investment Corp.	640	36,390
		211,957
Food-Confectionery — 0.1%
The Hershey Co.	2,180	110,352
WM Wrigley Jr. Co.	2,740	151,549
		261,901
Food-Dairy Products — 0.0%
Dean Foods Co.	940	29,958
Food-Misc. — 0.2%
Campbell Soup Co.	2,760	107,115
General Mills, Inc.	1,940	113,335
Kellogg Co.	3,190	165,210
McCormick & Co., Inc.	1,660	63,379
		449,039
Food-Retail — 0.0%
Whole Foods Market, Inc.	1,020	39,066
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	7,860	259,301
Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	38,380	1,129,523
Hotels/Motels — 0.1%
Hilton Hotels Corp.	2,920	97,733
Marriott International, Inc., Class A	2,380	102,911
Starwood Hotels & Resorts Worldwide, Inc.	1,230	82,496
		283,140
Human Resources — 0.0%
Robert Half International, Inc.	950	34,675
Industrial Automated/Robotic — 0.5%
Rockwell Automation, Inc.	20,110	1,396,438
Industrial Gases — 0.1%
Praxair, Inc.	4,050	291,560
Instruments-Scientific — 0.7%
Applera Corp.	2,330	71,158
Thermo Fisher Scientific, Inc.†	32,170	1,663,832
Waters Corp.†	1,280	75,981
		1,810,971
Insurance-Life/Health — 0.2%
AFLAC, Inc.	4,170	214,338
CIGNA Corp.	2,010	104,962
Principal Financial Group	1,430	83,355
Torchmark Corp.	750	50,250
		452,905
Insurance-Multi-line — 1.0%
American International Group, Inc.(1)	32,980	2,309,589
MetLife, Inc.	4,050	261,144
		2,570,733
Insurance-Property/Casualty — 0.1%
Progressive Corp.	9,360	223,985
Internet Infrastructure Software — 0.7%
Akamai Technologies, Inc.†	40,170	1,953,869

Internet Security — 0.3%
CheckFree Corp.†	15,440	620,688
Symantec Corp.†	11,460	231,492
VeriSign, Inc.†	1,560	49,499
		901,679
Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	1,820	115,697
Federated Investors, Inc., Class B	1,130	43,313
Franklin Resources, Inc.	1,150	152,341
Janus Capital Group, Inc.	750	20,880
Legg Mason, Inc.	8,850	870,663
T. Rowe Price Group, Inc.	1,790	92,883
		1,295,777
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,720	67,820
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	4,480	350,784
Terex Corp.†	620	50,406
		401,190
Machinery-Farming — 0.1%
Deere & Co.	1,290	155,755
Medical Information Systems — 0.0%
IMS Health, Inc.	2,500	80,325
Medical Instruments — 1.1%
Boston Scientific Corp.†	15,090	231,480
Medtronic, Inc.	30,930	1,604,030
St. Jude Medical, Inc.†	26,230	1,088,283
		2,923,793
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	1,500	117,390
Quest Diagnostics, Inc.	2,010	103,817
		221,207
Medical Products — 1.8%
Baxter International, Inc.	23,840	1,343,146
Becton, Dickinson & Co.	3,120	232,440
Biomet, Inc.	3,120	142,646
Covidien, Ltd.†	3,780	162,994
Johnson & Johnson	36,830	2,269,464
Stryker Corp.	3,800	239,742
Varian Medical Systems, Inc.†	1,620	68,866
Zimmer Holdings, Inc.†	3,010	255,519
		4,714,817
Medical-Biomedical/Gene — 4.3%
Amgen, Inc.†	46,820	2,588,678
Biogen Idec, Inc.†	1,930	103,255
Celgene Corp.†	83,670	4,796,801
Charles River Laboratories International, Inc.†	12,200	629,764
Genentech, Inc.†	41,015	3,103,195
Genzyme Corp.†	3,340	215,096
Millipore Corp.†	690	51,812
		11,488,601
Medical-Drugs — 3.1%
Abbott Laboratories	10,970	587,443
Allergan, Inc.	3,920	225,949
Eli Lilly & Co.	6,020	336,398
Forest Laboratories, Inc.†	4,040	184,426
King Pharmaceuticals, Inc.†	2,080	42,557
Merck & Co., Inc.	20,410	1,016,418
Pfizer, Inc.	49,970	1,277,733
Roche Holding AG	14,133	2,515,361
Schering-Plough Corp.	7,760	236,214
Wyeth	30,740	1,762,632
		8,185,131
Medical-Generic Drugs — 0.1%
Barr Pharmaceuticals, Inc.†	1,400	70,322
Mylan Laboratories, Inc.	3,160	57,480
Watson Pharmaceuticals, Inc.†	690	22,446
		150,248
Medical-HMO — 0.5%
Coventry Health Care, Inc.†	1,990	114,723
Humana, Inc.†	2,140	130,347
UnitedHealth Group, Inc.	17,040	871,426
WellPoint, Inc.†	3,120	249,070
		1,365,566
Medical-Nursing Homes — 0.0%
Manor Care, Inc.	620	40,480
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc.	4,890	345,430
Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	21,310	2,586,182
Mining — 0.1%
Newmont Mining Corp.	5,740	224,204
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,280	195,521
Multimedia — 1.5%
Meredith Corp.	280	17,248
News Corp., Class A	10,070	213,584
The E.W. Scripps Co., Class A	620	28,328
The McGraw-Hill Cos., Inc.	35,110	2,390,289
The Walt Disney Co.	10,580	361,201
Viacom, Inc., Class B†	22,668	943,669
		3,954,319
Networking Products — 1.7%
Cisco Systems, Inc.†	160,470	4,469,089
Juniper Networks, Inc.†	2,810	70,728
		4,539,817
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	2,790	130,628
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	540	35,899
Oil & Gas Drilling — 0.2%
ENSCO International, Inc.	1,020	62,230
Nabors Industries, Ltd.†	3,580	119,501
Noble Corp.	1,700	165,784
Transocean, Inc.†	1,650	174,867
		522,382

Oil Companies-Exploration & Production — 3.4%
Anadarko Petroleum Corp.	5,900	306,741
Apache Corp.	15,575	1,270,764
Canadian Natural Resources, Ltd.	19,390	1,286,527
Chesapeake Energy Corp.	34,810	1,204,426
Continental Resources, Inc.†	116,875	1,870,000
Devon Energy Corp.	5,660	443,121
EOG Resources, Inc.	15,930	1,163,846
Murphy Oil Corp.	2,390	142,062
Quicksilver Resources, Inc.†	21,380	953,120
XTO Energy, Inc.	4,870	292,687
		8,933,294
Oil Companies-Integrated — 7.3%
Chevron Corp.	14,210	1,197,050
ConocoPhillips	35,830	2,812,655
Exxon Mobil Corp.	71,620	6,007,486
Hess Corp.	19,380	1,142,645
Occidental Petroleum Corp.	27,235	1,576,362
Suncor Energy, Inc.	72,110	6,484,131
		19,220,329
Oil Field Machinery & Equipment — 0.4%
Grant Prideco, Inc.†	17,100	920,493
National-Oilwell Varco, Inc.†	2,260	235,582
		1,156,075
Oil Refining & Marketing — 0.6%
Sunoco, Inc.	900	71,712
Valero Energy Corp.	20,670	1,526,686
		1,598,398
Oil-Field Services — 2.5%
Baker Hughes, Inc.	31,330	2,635,793
BJ Services Co.	3,730	106,081
Halliburton Co.	6,510	224,595
Schlumberger, Ltd.	27,250	2,314,615
Smith International, Inc.	2,550	149,532
Weatherford International, Ltd.†	20,260	1,119,162
		6,549,778
Optical Supplies — 1.3%
Alcon, Inc.	25,010	3,374,099
Pharmacy Services — 0.1%
Express Scripts, Inc.†	3,460	173,035
Pipelines — 0.1%
Questar Corp.	2,200	116,270
Spectra Energy Corp.	1,690	43,872
Williams Cos., Inc.	2,440	77,153
		237,295
Real Estate Investment Trusts — 0.1%
AvalonBay Communities, Inc.	330	39,230
General Growth Properties, Inc.	1,250	66,188
Kimco Realty Corp.	950	36,167
Public Storage, Inc.	620	47,628
Vornado Realty Trust	650	71,396
		260,609
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	1,410	51,465
Retail-Apparel/Shoe — 0.9%
Abercrombie & Fitch Co., Class A	23,220	1,694,596
Chico’s FAS, Inc.†	16,550	402,827
Nordstrom, Inc.	1,770	90,482
The Gap, Inc.	3,300	63,030
		2,250,935
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	610	83,338
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	3,480	125,245
Retail-Building Products — 1.7%
Home Depot, Inc.	58,320	2,294,892
Lowe’s Cos., Inc.	72,510	2,225,332
		4,520,224
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,150	240,350
RadioShack Corp.	1,720	57,001
		297,351
Retail-Discount — 1.5%
Big Lots, Inc.†	600	17,652
Dollar General Corp.	2,560	56,115
Family Dollar Stores, Inc.	1,130	38,782
Target Corp.	7,360	468,096
TJX Cos., Inc.	5,780	158,950
Wal-Mart Stores, Inc.	69,640	3,350,380
		4,089,975
Retail-Drug Store — 0.8%
CVS Caremark Corp.	39,990	1,457,636
Walgreen Co.	12,730	554,264
		2,011,900
Retail-Jewelry — 0.0%
Tiffany & Co.	1,740	92,324
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	11,340	358,117
Retail-Major Department Stores — 1.4%
J.C. Penney Co., Inc.	51,700	3,742,046
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	1,900	57,570
Staples, Inc.	9,090	215,706
		273,276
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	4,100	291,223
Retail-Restaurants — 0.7%
Darden Restaurants, Inc.	1,800	79,182
McDonald’s Corp.	8,350	423,846
Starbucks Corp.†	41,510	1,089,223
Wendy’s International, Inc.	560	20,580
Yum! Brands, Inc.	6,660	217,915
		1,830,746
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	3,700	45,214
Sovereign Bancorp, Inc.	1,610	34,035
		79,249

School — 0.3%
Apollo Group, Inc., Class A†	13,150	768,355
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	6,150	122,201
KLA-Tencor Corp.	2,440	134,078
Novellus Systems, Inc.†	690	19,575
		275,854
Semiconductors Components-Intergrated Circuits — 0.8%
Analog Devices, Inc.	1,750	65,870
Linear Technology Corp.	52,930	1,915,007
Maxim Integrated Products, Inc.	2,570	85,864
		2,066,741
Steel-Producer — 0.1%
Nucor Corp.	3,840	225,216
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	400	41,952
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	260	9,394
Corning, Inc.†	5,600	143,080
JDS Uniphase Corp.†	670	8,998
		161,472
Telecom Services — 0.6%
NeuStar Inc., Class A†	14,800	428,756
Time Warner Telecom, Inc., Class A†	53,865	1,082,687
		1,511,443
Telecommunication Equipment — 0.0%
Avaya, Inc.†	1,140	19,198
Telephone-Integrated — 0.4%
Sprint Nextel Corp.	54,580	1,130,352
Theater — 0.3%
National CineMedia, Inc.†	25,360	710,334
Therapeutics — 1.4%
Amylin Pharmaceuticals, Inc.†	2,400	98,784
Gilead Sciences, Inc.†	89,700	3,477,669
		3,576,453
Tobacco — 0.6%
Altria Group, Inc.	22,630	1,587,268
UST, Inc.	1,340	71,972
		1,659,240
Tools-Hand Held — 0.0%
Black & Decker Corp.	840	74,180
Toys — 0.0%
Mattel, Inc.	2,250	56,903
Transport-Rail — 0.1%
Burlington Northern Santa Fe Corp.	1,950	166,023
Norfolk Southern Corp.	1,800	94,626
		260,649
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	2,180	114,493
FedEx Corp.	2,510	278,535
United Parcel Service, Inc. Class B	8,750	638,750
		1,031,778
Web Portals/ISP — 3.9%
Google, Inc. Class A†	15,540	8,133,325
Yahoo!, Inc.†	80,420	2,181,795
		10,315,120
Wireless Equipment — 2.5%
American Tower Corp.†	56,530	2,374,260
Crown Castle International Corp.†	15,270	553,843
QUALCOMM, Inc.	85,920	3,728,069
		6,656,172
Total Common Stock
(cost $215,192,778)		253,393,483
EXCHANGE TRADED FUNDS — 0.8%
Index Fund — 0.8%
iShares S&P 500 Growth Index Fund
(cost $2,296,938)	33,300	2,287,377
Total Long-Term Investment Securities
(cost $217,489,716)		255,680,860
SHORT-TERM INVESTMENT SECURITIES — 1.9%
Commercial Paper — 1.6%
Rabobank USA Financial Corp.
5.32% due 07/02/07	$4,200,000	4,199,379
U.S. Government Agencies — 0.3%
Federal Home Loan Bank
Discount Notes
4.75% due 07/02/07	700,000	699,908
U.S. Government Treasuries — 0.0%
United States Treasury Bills
4.53% due 09/13/07(2)	60,000	59,449
Total Short-Term Investment Securities
(cost $4,958,728)		4,958,736
REPURCHASE AGREEMENTS — 1.2%
Agreement with State Street Bank & Trust Co., bearing interest at 3.65% dated 06/30/07, to be repurchased 07/02/07 in the amount of $176,054 and collateralized by $160,000 of United States Treasury Bonds, bearing interest at 6.25%, due 08/15/23 and having an approximate value of $180,400	176,000	176,000
Agreement with State Street Bank & Trust Co., bearing interest at 4.35% dated 06/30/07, to be repurchased 07/02/07 in the amount of $3,001,088 and collateralized by $2,390,000 of United States Treasury Bonds, bearing interest at 8.00%, due 11/15/21 and having an approximate value of $3,065,175	3,000,000	3,000,000
Total Repurchase Agreements
(cost $3,176,000)		3,176,000

TOTAL INVESTMENTS
(cost $225,624,444)(3)	99.7%	263,815,596
Other assets less liabilities	0.3	850,973
NET ASSETS	100.0%	$264,666,569

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; see Note 3.
(2)	The Security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

OPEN FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2007	Unrealized Appreciation (Depreciation)
4 Long	S&P Barra Growth Index	September 2007	$694,081	$696,900	$2,819

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
LARGE CAP COMPOSITE PORTFOLIO

Portfolio of Investments — June 30, 2007
(unaudited)

	Shares / Principal	Value
Security Description	Amount	(Note 1)
COMMON STOCK — 96.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	604	$6,886
Omnicom Group, Inc.	426	22,544
		29,430
Aerospace/Defense — 1.1%
Boeing Co.	2,914	280,210
General Dynamics Corp.	2,422	189,449
Lockheed Martin Corp.	457	43,018
Northrop Grumman Corp.	445	34,652
Raytheon Co.	572	30,825
Rockwell Collins, Inc.	216	15,258
		593,412
Aerospace/Defense-Equipment — 0.8%
Goodrich Corp.	161	9,589
United Technologies Corp.	6,181	438,419
		448,008
Agricultural Chemicals — 0.3%
Monsanto Co.	2,500	168,850
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	841	27,829
Airlines — 0.4%
Southwest Airlines Co.	14,606	217,775
Apparel Manufacturers — 0.4%
Coach, Inc.†	3,678	174,300
Jones Apparel Group, Inc.	140	3,955
Liz Claiborne, Inc.	135	5,035
Polo Ralph Lauren Corp.	79	7,751
VF Corp.	115	10,532
		201,573
Appliances — 0.0%
Whirlpool Corp.	102	11,342
Applications Software — 2.4%
Citrix Systems, Inc.†	233	7,845
Compuware Corp.†	388	4,602
Infosys Technologies, Ltd.	3,093	146,691
Intuit, Inc.†	2,841	85,457
Microsoft Corp.	35,071	1,033,542
		1,278,137
Athletic Footwear — 0.1%
NIKE, Inc., Class B	488	28,446
Audio/Video Products — 0.3%
Harman International Industries, Inc.	1,384	161,651
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.†	2,422	22,815
General Motors Corp.	729	27,556
		50,371
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	320	27,853
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	254	29,406
Banks-Commercial — 1.0%
Anglo Irish Bank Corp. PLC	7,177	146,677
BB&T Corp.	699	28,435
Commerce Bancorp, Inc.	247	9,137
Compass Bancshares, Inc.	170	11,727
Erste Bank der oesterreichischen Sparkassen AG	2,714	212,314
First Horizon National Corp.	162	6,318
ICICI Bank, Ltd. ADR	800	39,320
M&T Bank Corp.	98	10,476
Marshall & Ilsley Corp.	334	15,908
Regions Financial Corp.	908	30,055
Synovus Financial Corp.	421	12,925
Zions Bancorp.	142	10,921
		534,213
Banks-Fiduciary — 1.0%
Mellon Financial Corp.	536	23,584
Northern Trust Corp.	2,343	150,514
State Street Corp.	4,811	329,072
The Bank of New York Mellon, Inc.†	974	40,363
		543,533
Banks-Super Regional — 3.1%
Bank of America Corp.	12,317	602,178
Comerica, Inc.	201	11,953
Fifth Third Bancorp	709	28,197
Huntington Bancshares, Inc.	471	10,711
KeyCorp	505	17,337
National City Corp.	742	24,723
PNC Financial Services Group, Inc.	444	31,782
SunTrust Banks, Inc.	459	39,355
US Bancorp	2,240	73,808
Wachovia Corp.	8,465	433,831
Wells Fargo & Co.	11,502	404,525
		1,678,400
Beverages-Non-alcoholic — 1.3%
Coca-Cola Enterprises, Inc.	359	8,616
Pepsi Bottling Group, Inc.	169	5,692
PepsiCo, Inc.	8,498	551,095
The Coca-Cola Co.	2,589	135,431
		700,834
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	102	7,454
Constellation Brands, Inc., Class A†	249	6,046
		13,500
Brewery — 0.3%
Anheuser-Busch Cos., Inc.	979	51,065
InBev NV	1,271	101,201
Molson Coors Brewing Co., Class B	61	5,640
		157,906
Broadcast Services/Program — 0.6%
Clear Channel Communications, Inc.	3,539	133,845
Grupo Televisa SA ADR	2,900	80,069
Liberty Media Corp. - Capital, Class A†	785	92,379
		306,293
Building & Construction Products-Misc. — 0.1%
Masco Corp.	487	13,865
Vulcan Materials Co.	123	14,088
		27,953
Building Products-Air & Heating — 0.0%
American Standard Cos., Inc.	227	13,388

Building-Residential/Commerical — 0.2%
Centex Corp.	154	6,176
D.R. Horton, Inc.	352	7,015
KB Home Corp.	99	3,898
Lennar Corp., Class A	2,979	108,912
Pulte Homes, Inc.	274	6,151
		132,152
Cable TV — 1.8%
Comcast Corp. Class A†	16,509	464,233
Rogers Communications, Inc., Class B	5,800	246,442
The DIRECTV Group, Inc.†	993	22,948
Time Warner Cable, Inc. Class A	6,600	258,522
		992,145
Casino Hotels — 0.2%
Harrah’s Entertainment, Inc.	240	20,462
MGM Mirage, Inc.†	800	65,984
Wynn Resorts, Ltd.	500	44,845
		131,291
Casino Services — 0.2%
International Game Technology	3,228	128,152
Cellular Telecom — 0.8%
America Movil SAB de CV ADR	5,100	315,843
Leap Wireless International, Inc.	600	50,700
MetroPCS Communications, Inc.	1,600	52,864
		419,407
Chemicals-Diversified — 0.6%
E.I. du Pont de Nemours & Co.	1,190	60,500
PPG Industries, Inc.	211	16,059
Rohm & Haas Co.	183	10,006
The Dow Chemical Co.	5,428	240,026
		326,591
Chemicals-Specialty — 0.1%
Ashland, Inc.	72	4,604
Eastman Chemical Co.	108	6,948
Ecolab, Inc.	226	9,650
Hercules, Inc.†	150	2,948
International Flavors & Fragrances, Inc.	100	5,214
Sigma-Aldrich Corp.	169	7,211
		36,575
Coal — 0.1%
CONSOL Energy, Inc.	235	10,836
Peabody Energy Corp.	341	16,497
		27,333
Coatings/Paint — 0.0%
Sherwin-Williams Co.	141	9,372
Commercial Services — 0.0%
Convergys Corp.†	176	4,266
Commercial Services-Finance — 0.1%
Equifax, Inc.	187	8,307
H&R Block, Inc.	416	9,722
Moody’s Corp.	296	18,411
Western Union Co.	995	20,726
		57,166
Computer Aided Design — 0.3%
Autodesk, Inc.†	3,598	169,394
Computer Services — 0.1%
Affiliated Computer Services, Inc., Class A†	128	7,260
Cognizant Technology Solutions Corp., Class A†	185	13,892
Computer Sciences Corp.†	223	13,190
Electronic Data Systems Corp.	656	18,191
Unisys Corp.†	448	4,095
		56,628
Computers — 2.4%
Apple, Inc.†	3,314	404,441
Dell, Inc.†	6,226	177,752
Hewlett-Packard Co.	7,374	329,028
International Business Machines Corp.	3,360	353,640
Sun Microsystems, Inc.†	4,599	24,191
		1,289,052
Computers-Integrated Systems — 0.0%
NCR Corp.†	232	12,189
Computers-Memory Devices — 0.7%
EMC Corp.†	9,703	175,624
Network Appliance, Inc.†	5,678	165,798
SanDisk Corp.†	294	14,388
		355,810
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	122	6,016
Consulting Services — 0.6%
Accenture Ltd., Class A	7,600	325,964
Consumer Products-Misc. — 0.1%
Clorox Co.	196	12,172
Fortune Brands, Inc.	197	16,227
Kimberly-Clark Corp.	588	39,331
		67,730
Containers-Metal/Glass — 0.0%
Ball Corp.	132	7,018
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	135	4,479
Pactiv Corp.†	168	5,358
Sealed Air Corp.	208	6,452
		16,289
Cosmetics & Toiletries — 1.6%
Avon Products, Inc.	565	20,764
Colgate-Palmolive Co.	659	42,736
Procter & Gamble Co.	12,882	788,250
The Estee Lauder Cos., Inc., Class A	152	6,917
		858,667
Cruise Lines — 0.1%
Carnival Corp.	570	27,799
Data Processing/Management — 0.6%
Automatic Data Processing, Inc.	5,613	272,062
Fidelity National Information Services, Inc.	211	11,453
First Data Corp.	972	31,755

Fiserv, Inc.†	217	12,326
Paychex, Inc.	438	17,135
		344,731
Dental Supplies & Equipment — 0.0%
Patterson Cos., Inc.†	179	6,671
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	133	10,990
Distribution/Wholesale — 0.2%
Fastenal Co.	1,500	62,790
Genuine Parts Co.	219	10,862
WW Grainger, Inc.	91	8,468
		82,120
Diversified Manufacturing Operations — 6.3%
3M Co.	3,928	340,911
Cooper Industries, Ltd.	236	13,473
Danaher Corp.	4,807	362,928
Dover Corp.	5,063	258,972
Eaton Corp.	189	17,577
General Electric Co.	47,054	1,801,227
Honeywell International, Inc.	1,004	56,505
Illinois Tool Works, Inc.	531	28,775
Ingersoll-Rand Co., Ltd., Class A	389	21,325
ITT, Inc.	234	15,978
Leggett & Platt, Inc.	228	5,027
Parker Hannifin Corp.	149	14,589
Textron, Inc.	2,162	238,058
Tyco International, Ltd.†	6,754	228,218
		3,403,563
Diversified Minerals — 0.3%
BHP Billiton, Ltd.	5,834	173,261
Drug Delivery Systems — 0.0%
Hospira, Inc.†	201	7,847
E-Commerce/Products — 0.4%
Amazon.com, Inc.†	3,201	218,980
E-Commerce/Services — 0.6%
eBay, Inc.†	6,758	217,473
IAC/InterActive Corp.†	281	9,725
Liberty Media Corp., Series A†	3,410	76,145
Monster Worldwide, Inc.†	168	6,905
		310,248
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,024	47,923
Molex, Inc.	183	5,492
		53,415
Electric-Generation — 0.3%
The AES Corp.†	6,160	134,781
Electric-Integrated — 1.4%
Allegheny Energy, Inc.†	213	11,021
Ameren Corp.	266	13,037
American Electric Power Co., Inc.	514	23,150
CenterPoint Energy, Inc.	413	7,186
CMS Energy Corp.	289	4,971
Consolidated Edison, Inc.	348	15,702
Constellation Energy Group, Inc.	233	20,310
Dominion Resources, Inc.	451	38,926
DTE Energy Co.	227	10,946
Duke Energy Corp.	14,323	262,111
Edison International	420	23,570
Entergy Corp.	254	27,267
Exelon Corp.	867	62,944
FirstEnergy Corp.	393	25,439
FPL Group, Inc.	524	29,732
Integrys Energy Group, Inc.	97	4,921
NiSource, Inc.	353	7,311
PG&E Corp.	453	20,521
Pinnacle West Capital Corp.	129	5,141
PPL Corp.	496	23,208
Progress Energy, Inc.	327	14,908
Public Service Enterprise Group, Inc.	326	28,616
Southern Co.	969	33,227
TECO Energy, Inc.	270	4,638
TXU Corp.	592	39,841
Xcel Energy, Inc.	527	10,788
		769,432
Electronic Components-Misc. — 0.2%
Hon Hai Precision Industry Co., Ltd.	13,000	112,335
Jabil Circuit, Inc.	231	5,098
Solectron Corp.†	1,165	4,287
		121,720
Electronic Components-Semiconductors — 1.6%
Advanced Micro Devices, Inc.†	709	10,139
Altera Corp.	457	10,113
Broadcom Corp.†	599	17,521
Intel Corp.	23,485	558,003
LSI Logic Corp.†	992	7,450
MEMC Electronic Materials, Inc.†	289	17,664
Micron Technology, Inc.†	974	12,204
National Semiconductor Corp.	359	10,149
NVIDIA Corp.†	468	19,333
QLogic Corp.†	205	3,413
Texas Instruments, Inc.	1,847	69,503
Xilinx, Inc.	5,284	141,453
		876,945
Electronic Connectors — 0.3%
Amphenol Corp. Class A	4,700	167,555
Electronic Forms — 0.3%
Adobe Systems, Inc.†	3,557	142,814
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	510	19,604
Tektronix, Inc.	105	3,543
		23,147
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	161	15,680
Engineering/R&D Services — 0.1%
Fluor Corp.	114	12,696
Foster Wheeler, Ltd.†	500	53,495
		66,191
Engines-Internal Combustion — 0.0%
Cummins, Inc.	134	13,562

Enterprise Software/Service — 0.6%
BMC Software, Inc.†	263	7,969
CA, Inc.	530	13,690
Novell, Inc.†	449	3,498
Oracle Corp.†	14,099	277,891
		303,048
Entertainment Software — 0.2%
Electronic Arts, Inc.†	2,099	99,325
Filtration/Separation Products — 0.0%
Pall Corp.	158	7,266
Finance-Commercial — 0.0%
CIT Group, Inc.	247	13,543
Finance-Consumer Loans — 0.4%
SLM Corp.	3,430	197,499
Finance-Credit Card — 1.2%
American Express Co.	9,931	607,579
Capital One Financial Corp.	532	41,730
		649,309
Finance-Investment Banker/Broker — 6.2%
Charles Schwab Corp.	8,603	176,534
Citigroup, Inc.	16,864	864,955
E*TRADE Financial Corp.†	7,850	173,406
J.P. Morgan Chase & Co.	9,401	455,478
Lehman Brothers Holdings, Inc.	686	51,121
Merrill Lynch & Co., Inc.	1,122	93,777
Morgan Stanley	6,358	533,309
TD Ameritrade Holding Corp.†	15,300	306,000
The Bear Stearns Cos., Inc.	153	21,420
The Goldman Sachs Group, Inc.	1,326	287,410
UBS AG	6,704	403,941
		3,367,351
Finance-Mortgage Loan/Banker — 1.2%
Countrywide Financial Corp.	5,064	184,076
Fannie Mae	5,654	369,376
Freddie Mac	852	51,716
Housing Development Finance Corp., Ltd.	935	46,492
		651,660
Finance-Other Services — 0.1%
CME Group Inc.	146	78,017
Financial Guarantee Insurance — 0.1%
Ambac Financial Group, Inc.	131	11,422
MBIA, Inc.	169	10,515
MGIC Investment Corp.	107	6,084
		28,021
Food-Confectionery — 0.3%
The Hershey Co.	3,221	163,047
WM Wrigley Jr. Co.	278	15,376
		178,423
Food-Dairy Products — 0.0%
Dean Foods Co.	167	5,322
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	326	7,511
Food-Misc. — 0.3%
Campbell Soup Co.	280	10,867
ConAgra Foods, Inc.	642	17,244
General Mills, Inc.	446	26,055
H.J. Heinz Co.	418	19,843
Kellogg Co.	323	16,728
Kraft Foods, Inc., Class A	2,067	72,862
McCormick & Co., Inc.	168	6,414
Sara Lee Corp.	946	16,460
		186,473
Food-Retail — 0.3%
Safeway, Inc.	569	19,363
The Kroger Co.	912	25,654
Whole Foods Market, Inc.	2,682	102,721
		147,738
Food-Wholesale/Distribution — 0.6%
SUPERVALU, Inc.	268	12,414
Sysco Corp.	9,796	323,170
		335,584
Forestry — 0.1%
Plum Creek Timber Co., Inc.	228	9,498
Weyerhaeuser Co.	278	21,943
		31,441
Gas-Distribution — 0.1%
KeySpan Corp.	226	9,488
Nicor, Inc.	58	2,489
Sempra Energy	340	20,138
		32,115
Health Care Cost Containment — 0.0%
McKesson Corp.	381	22,723
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	359	10,565
Hotels/Motels — 0.4%
Hilton Hotels Corp.	502	16,802
Marriott International, Inc., Class A	3,523	152,335
Starwood Hotels & Resorts Worldwide, Inc.(1)	277	18,578
Wyndham Worldwide Corp.†	235	8,521
		196,236
Human Resources — 0.0%
Robert Half International, Inc.	214	7,811
Independent Power Producer — 0.0%
Dynegy, Inc., Class A†	518	4,890
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	203	14,096
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	279	22,423
Praxair, Inc.	411	29,588
		52,011
Instruments-Scientific — 0.1%
Applera Corp.	236	7,207
PerkinElmer, Inc.	154	4,013

Thermo Fisher Scientific, Inc.†	544	28,136
Waters Corp.†	130	7,717
		47,073
Insurance Brokers — 0.1%
AON Corp.	378	16,107
Marsh & McLennan Cos., Inc.	716	22,110
		38,217
Insurance-Life/Health — 0.7%
AFLAC, Inc.	630	32,382
CIGNA Corp.	371	19,374
Genworth Financial, Inc., Class A	539	18,542
Lincoln National Corp.	349	24,761
Principal Financial Group	345	20,110
Prudential Financial, Inc.	2,602	252,992
Torchmark Corp.	123	8,241
UnumProvident Corp.	442	11,541
		387,943
Insurance-Multi-line — 0.9%
ACE, Ltd.	419	26,196
Allstate Corp.	782	48,101
American International Group, Inc.(2)	3,342	234,040
Assurant, Inc.	128	7,542
Cincinnati Financial Corp.	221	9,591
Hartford Financial Services Group, Inc.	408	40,192
Loews Corp.	574	29,263
MetLife, Inc.	955	61,578
XL Capital, Ltd., Class A	240	20,230
		476,733
Insurance-Property/Casualty — 0.6%
Chubb Corp.	4,917	266,206
Progressive Corp.	948	22,686
SAFECO Corp.	137	8,530
The Travelers Cos., Inc.	855	45,742
		343,164
Internet Security — 0.1%
Symantec Corp.†	1,161	23,452
VeriSign, Inc.†	316	10,027
		33,479
Investment Management/Advisor Services — 1.3%
Ameriprise Financial, Inc.	303	19,262
Federated Investors, Inc., Class B	114	4,369
Franklin Resources, Inc.	1,812	240,036
Invesco PLC ADR	10,400	268,840
Janus Capital Group, Inc.	239	6,654
Legg Mason, Inc.	1,369	134,682
T. Rowe Price Group, Inc.	342	17,746
		691,589
Leisure Products — 0.0%
Brunswick Corp.	116	3,785
Linen Supply & Related Items — 0.0%
Cintas Corp.	174	6,861
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	825	64,597
Joy Global, Inc.	1,200	69,996
Terex Corp.†	133	10,813
		145,406
Machinery-Electrical — 0.2%
Schneider Electric SA	945	133,183
Machinery-Farming — 0.2%
Deere & Co.	890	107,459
Medical Information Systems — 0.0%
IMS Health, Inc.	253	8,129
Medical Instruments — 1.2%
Boston Scientific Corp.†	1,529	23,455
Medtronic, Inc.	11,184	580,002
St. Jude Medical, Inc.†	1,336	55,431
		658,888
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings†	151	11,817
Quest Diagnostics, Inc.	204	10,537
		22,354
Medical Products — 1.6%
Baxter International, Inc.	839	47,269
Becton, Dickinson & Co.	316	23,542
Biomet, Inc.	316	14,448
Johnson & Johnson	8,631	531,842
Nobel Biocare Holding AG	98	32,132
Stryker Corp.	2,285	144,161
Varian Medical Systems, Inc.†	164	6,972
Zimmer Holdings, Inc.†	1,005	85,314
		885,680
Medical-Biomedical/Gene — 1.5%
Amgen, Inc.†	4,494	248,473
Biogen Idec, Inc.†	368	19,688
Celgene Corp.†	1,989	114,030
Genentech, Inc.†	3,100	234,546
Genzyme Corp.†	2,939	189,272
Millipore Corp.†	70	5,256
		811,265
Medical-Drugs — 3.7%
Abbott Laboratories	6,484	347,218
Allergan, Inc.	1,496	86,229
Bristol-Myers Squibb Co.	5,335	168,373
Eli Lilly & Co.	2,771	154,844
Forest Laboratories, Inc.†	409	18,671
King Pharmaceuticals, Inc.†	314	6,424
Merck & Co., Inc.	2,792	139,042
Novartis AG	2,000	112,976
Pfizer, Inc.	18,181	464,888
Roche Holding AG	989	176,020
Schering-Plough Corp.	1,919	58,414
Wyeth	4,833	277,124
		2,010,223
Medical-Generic Drugs — 0.0%
Barr Pharmaceuticals, Inc.†	141	7,082
Mylan Laboratories, Inc.	320	5,821

Watson Pharmaceuticals, Inc.†	132	4,294
		17,197
Medical-HMO — 2.3%
Aetna, Inc.	4,365	215,631
Coventry Health Care, Inc.†	201	11,588
Humana, Inc.†	1,316	80,157
UnitedHealth Group, Inc.	9,726	497,388
WellPoint, Inc.†	5,191	414,397
		1,219,161
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	609	3,965
Medical-Nursing Homes — 0.0%
Manor Care, Inc.	94	6,137
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	246	12,170
Cardinal Health, Inc.	496	35,037
		47,207
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp.	177	21,481
Metal-Aluminum — 0.4%
Alcoa, Inc.	5,020	203,461
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	484	40,085
Mining — 0.0%
Newmont Mining Corp.	581	22,694
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	332	19,791
Multimedia — 0.8%
Meredith Corp.	50	3,080
News Corp., Class A	3,001	63,651
The E.W. Scripps Co., Class A	107	4,889
The McGraw-Hill Cos., Inc.	442	30,091
The Walt Disney Co.	2,553	87,159
Time Warner, Inc.	4,877	102,612
Viacom, Inc., Class B†	3,188	132,717
		424,199
Networking Products — 1.9%
Cisco Systems, Inc.†	31,121	866,720
Juniper Networks, Inc.†	6,230	156,809
		1,023,529
Non-Hazardous Waste Disposal — 0.1%
Allied Waste Industries, Inc.†	329	4,428
Waste Management, Inc.	667	26,047
		30,475
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	283	13,250
Xerox Corp.†	1,208	22,324
		35,574
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	118	7,845
Oil & Gas Drilling — 0.2%
ENSCO International, Inc.	192	11,714
Nabors Industries, Ltd.†	363	12,117
Noble Corp.	173	16,871
Rowan Cos., Inc.	143	5,860
Transocean, Inc.†	371	39,319
		85,881
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp.	598	31,090
Apache Corp.	427	34,839
Chesapeake Energy Corp.	527	18,234
Devon Energy Corp.	573	44,860
EOG Resources, Inc.	1,915	139,910
Murphy Oil Corp.	1,642	97,601
XTO Energy, Inc.	494	29,689
		396,223
Oil Companies-Integrated — 5.6%
Chevron Corp.	6,269	528,100
ConocoPhillips	6,806	534,271
Exxon Mobil Corp.	15,259	1,279,925
Hess Corp.	352	20,754
Marathon Oil Corp.	884	53,005
Occidental Petroleum Corp.	5,974	345,775
Total SA	3,348	273,059
		3,034,889
Oil Field Machinery & Equipment — 0.0%
National-Oilwell Varco, Inc.†	229	23,871
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	156	12,430
Valero Energy Corp.	707	52,219
		64,649
Oil-Field Services — 2.5%
Baker Hughes, Inc.	3,113	261,897
BJ Services Co.	378	10,750
Halliburton Co.	8,278	285,591
Schlumberger, Ltd.	9,118	774,483
Smith International, Inc.	258	15,129
Weatherford International, Ltd.†	435	24,029
		1,371,879
Optical Supplies — 0.1%
Alcon, Inc.	300	40,473
Bausch & Lomb, Inc.	70	4,861
		45,334
Paper & Related Products — 0.4%
International Paper Co.	5,661	221,062
MeadWestvaco Corp.	238	8,406
Temple-Inland, Inc.	136	8,368
		237,836
Pharmacy Services — 0.3%
Express Scripts, Inc.†	350	17,504
Medco Health Solutions, Inc.†	2,061	160,737
		178,241
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	371	10,325

Physical Therapy/Rehabilation Centers — 0.4%
Psychiatric Solutions, Inc.†	6,500	235,690
Pipelines — 0.1%
El Paso Corp.	902	15,542
Questar Corp.	222	11,733
Spectra Energy Corp.	814	21,131
Williams Cos., Inc.	771	24,379
		72,785
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	284	12,357
Publishing-Newspapers — 0.1%
Dow Jones & Co., Inc.	84	4,826
Gannett Co., Inc.	302	16,595
The New York Times Co., Class A	185	4,699
Tribune Co.	109	3,204
		29,324
Real Estate Investment Trusts — 0.4%
Apartment Investment & Management Co., Class A	125	6,302
Archstone-Smith Trust	287	16,965
AvalonBay Communities, Inc.	103	12,245
Boston Properties, Inc.	153	15,626
Developers Diversified Realty Corp.	161	8,486
Equity Residential	375	17,111
General Growth Properties, Inc.	316	16,732
Host Marriott Corp.	673	15,560
Kimco Realty Corp.	292	11,116
ProLogis	331	18,834
Public Storage, Inc.	158	12,138
Simon Property Group, Inc.	288	26,796
Vornado Realty Trust	168	18,453
		196,364
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	242	8,833
Retail-Apparel/Shoe — 0.5%
Abercrombie & Fitch Co., Class A	114	8,320
American Eagle Outfitters, Inc.	9,300	238,638
Limited Brands, Inc.	441	12,105
Nordstrom, Inc.	289	14,774
The Gap, Inc.	683	13,045
		286,882
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	62	8,470
Retail-Automobile — 0.0%
AutoNation, Inc.†	195	4,376
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	2,753	99,080
Retail-Building Products — 1.1%
Home Depot, Inc.	8,743	344,037
Lowe’s Cos., Inc.	7,339	225,234
		569,271
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	522	24,362
Circuit City Stores, Inc.	178	2,684
RadioShack Corp.	175	5,799
		32,845
Retail-Discount — 1.8%
Big Lots, Inc.†	141	4,148
Costco Wholesale Corp.	575	33,649
Dollar General Corp.	406	8,900
Family Dollar Stores, Inc.	194	6,658
Target Corp.	9,297	591,289
TJX Cos., Inc.	586	16,115
Wal-Mart Stores, Inc.	6,023	289,767
		950,526
Retail-Drug Store — 1.4%
CVS Caremark Corp.	16,899	615,969
Walgreen Co.	3,189	138,849
		754,818
Retail-Hypermarkets — 0.1%
Wal-Mart de Mexico SA de CV ADR	1,600	60,400
Retail-Jewelry — 0.0%
Tiffany & Co.	176	9,339
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	290	20,990
Sears Holdings Corp.†	106	17,967
		38,957
Retail-Office Supplies — 0.5%
Office Depot, Inc.†	356	10,787
OfficeMax, Inc.	97	3,812
Staples, Inc.	10,521	249,663
		264,262
Retail-Pet Food & Supplies — 0.2%
PETsMART, Inc.	3,900	126,555
Retail-Regional Department Stores — 0.6%
Dillard’s, Inc., Class A	78	2,803
Kohl’s Corp.†	3,816	271,050
Macy’s, Inc.	592	23,550
		297,403
Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	182	8,006
McDonald’s Corp.	1,538	78,069
Starbucks Corp.†	954	25,033
Wendy’s International, Inc.	112	4,116
Yum! Brands, Inc.	674	22,053
		137,277
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	266	9,246
Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	624	7,625
Sovereign Bancorp, Inc.	465	9,830
Washington Mutual, Inc.	1,145	48,823
		66,278
School — 0.0%
Apollo Group, Inc., Class A†	180	10,517
Semiconductor Equipment — 0.5%
Applied Materials, Inc.	4,980	98,953

ASML Holding NV†	4,800	131,760
KLA-Tencor Corp.	247	13,573
Novellus Systems, Inc.†	163	4,624
Teradyne, Inc.†	244	4,289
		253,199
Semiconductors Components-Intergrated Circuits — 0.9%
Analog Devices, Inc.	4,021	151,351
Linear Technology Corp.	327	11,831
Marvell Technology Group, Ltd.†	10,200	185,742
Maxim Integrated Products, Inc.	4,913	164,143
		513,067
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser PLC	1,402	77,000
Steel-Producers — 0.1%
Nucor Corp.	389	22,815
United States Steel Corp.	152	16,530
		39,345
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	132	13,844
Telecom Equipment-Fiber Optics — 0.9%
Ciena Corp.†	110	3,974
Corning, Inc.†	18,726	478,450
JDS Uniphase Corp.†	272	3,653
		486,077
Telecom Services — 1.2%
Amdocs, Ltd.†	5,000	199,100
Bharti Airtel, Ltd.†	8,122	166,612
Embarq Corp.	195	12,357
Time Warner Telecom, Inc., Class A†	12,800	257,280
		635,349
Telecommunication Equipment — 0.0%
Avaya, Inc.†	580	9,767
Tellabs, Inc.†	564	6,069
		15,836
Telephone-Integrated — 2.3%
ALLTEL Corp.	445	30,060
AT&T, Inc.	16,643	690,684
CenturyTel, Inc.	141	6,916
Citizens Communications Co.	441	6,734
Qwest Communications International, Inc.†	2,001	19,410
Sprint Nextel Corp.	3,728	77,207
Verizon Communications, Inc.	10,240	421,581
Windstream Corp.	614	9,062
		1,261,654
Television — 0.1%
CBS Corp., Class B	944	31,454
Therapeutics — 0.5%
Gilead Sciences, Inc.†	6,604	256,037
Tobacco — 0.8%
Altria Group, Inc.	5,810	407,514
Reynolds American, Inc.	220	14,344
UST, Inc.	206	11,064
		432,922
Tools-Hand Held — 0.0%
Black & Decker Corp.	85	7,507
Snap-on, Inc.	75	3,788
Stanley Works	107	6,495
		17,790
Toys — 0.0%
Hasbro, Inc.	205	6,439
Mattel, Inc.	507	12,822
		19,261
Transport-Rail — 0.2%
Burlington Northern Santa Fe Corp.	459	39,079
CSX Corp.	563	25,380
Norfolk Southern Corp.	507	26,653
Union Pacific Corp.	349	40,188
		131,300
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	221	11,607
Expeditors International of Washington, Inc.	2,800	115,640
FedEx Corp.	397	44,055
Ryder System, Inc.	79	4,250
United Parcel Service, Inc. Class B	3,564	260,172
		435,724
Web Portals/ISP — 1.6%
Google, Inc. Class A†	1,381	722,788
Yahoo!, Inc.†	6,058	164,353
		887,141
Wireless Equipment — 1.9%
American Tower Corp.†	9,200	386,400
Motorola, Inc.	2,982	52,782
QUALCOMM, Inc.	9,647	418,583
Telefonaktiebolaget LM Ericsson,
Class B	42,100	169,035
		1,026,800
Total Common Stock
(cost $43,602,705)		52,477,755
EXCHANGE TRADED FUNDS — 0.8%
Index Fund-Large Cap — 0.8%
SPDR Trust, Series 1
(cost $440,744)	3,000	451,290
Total Long-Term Investment Securities
(cost $44,043,449)		52,929,045

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Company — 0.8%
T. Rowe Price Reserve Investment Fund	471,743	471,743
U.S. Government Treasuries — 0.1%
United States Treasury Bills
4.53% due 09/13/07(3)	$30,000	29,724
Total Short-Term Investment Securities
(cost $501,464)		501,467
REPURCHASE AGREEMENTS — 1.7%
Agreement with State Street Bank & Trust Co., bearing interest at 3.65% dated 06/29/07, to be repurchased 07/02/07 in the amount of $256,078 and collateralized by$235,000 of United States Treasury Bonds, bearing interest at 6.25%, due 08/15/23 and having an approximate value of $264,963.	256,000	256,000
State Street Bank & Trust Co.
Joint Repurchase Agreement(4)	642,000	642,000
Total Repurchase Agreements
(cost $898,000)		898,000
TOTAL INVESTMENTS
(cost $45,443,166)(5)	100.1%	54,328,512
Liabilities in excess of other assets	(0.1)	(54,412)
NET ASSETS	100.0%	$54,274,100

†          Non-income producing security

(1)        Consists of more than one type of securities traded together as a unit.

(2)        Security represents an investment in an affiliated company; see Note 3

(3)        The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)        See Note 2 for details of Joint Repurchase Agreement.

(5)        See Note 4 for cost of investments on a tax basis.

ADR   — American Depository Receipt

OPEN FUTURES CONTRACTS

					Unrealized
Number of			Value at	Value as of	Appreciation
Contracts	Description	Expiration Date	Trade Date	June 30, 2007	(Depreciation)
1 Long	S&P 500 Index	September 2007	$376,917	$378,850	$1,933

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — June 30, 2007
(unaudited)

Security Description	Shares / Principal Amount	Value (Note 1)
COMMON STOCK — 97.0%
Advertising Agency — 0.0%
Interpublic Group of Cos., Inc.†	5,610	$63,954
Aerospace/Defense — 1.6%
Boeing Co.	6,280	603,885
General Dynamics Corp.	34,700	2,714,234
Lockheed Martin Corp.	3,180	299,334
Northrop Grumman Corp.	5,730	446,195
Raytheon Co.	22,570	1,216,297
Teledyne Technologies, Inc.†	15,100	693,845
		5,973,790
Aerospace/Defense-Equipment — 0.4%
Goodrich Corp.	25,080	1,493,765
Agricultural Chemicals — 0.5%
Agrium, Inc.	33,700	1,474,375
Monsanto Co.	5,240	353,910
		1,828,285
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	15,320	506,939
Airlines — 0.3%
AMR Corp.†	20,500	540,175
Southwest Airlines Co.	32,700	487,557
		1,027,732
Apparel Manufacturers — 0.0%
Jones Apparel Group, Inc.	1,810	51,132
VF Corp.	870	79,675
		130,807
Appliances — 0.0%
Whirlpool Corp.	1,310	145,672
Applications Software — 1.1%
Compuware Corp.†	5,000	59,300
Microsoft Corp.	129,930	3,829,037
		3,888,337
Audio/Video Products — 0.2%
Sony Corp. ADR	14,100	724,317
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.†	68,530	645,553
General Motors Corp.	9,400	355,320
		1,000,873
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	4,130	359,475
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	3,280	379,726
Banks-Commercial — 0.4%
BB&T Corp.	9,010	366,527
Compass Bancshares, Inc.	1,340	92,433
First Horizon National Corp.	2,090	81,510
M&T Bank Corp.	680	72,692
Marshall & Ilsley Corp.	4,300	204,809
Regions Financial Corp.	11,710	387,601
Royal Bank of Scotland Group PLC	9,500	121,658
Synovus Financial Corp.	2,720	83,504
Zions Bancorp.	1,830	140,745
		1,551,479
Banks-Fiduciary — 1.6%
Mellon Financial Corp.†	37,411	1,646,084
Northern Trust Corp.	1,850	118,844
State Street Corp.	32,900	2,250,360
The Bank of New York Mellon, Inc.†	42,060	1,742,966
		5,758,254
Banks-Super Regional — 6.7%
Bank of America Corp.	166,310	8,130,896
Comerica, Inc.	2,590	154,027
Fifth Third Bancorp	39,540	1,572,506
Huntington Bancshares, Inc.	6,070	138,032
KeyCorp	6,520	223,832
National City Corp.	27,660	921,631
PNC Financial Services Group, Inc.	22,230	1,591,223
SunTrust Banks, Inc.	17,220	1,476,443
US Bancorp	115,980	3,821,541
Wachovia Corp.	55,365	2,837,456
Wells Fargo & Co.	99,570	3,501,877
		24,369,464
Beverages-Non-alcoholic — 1.0%
Coca-Cola Enterprises, Inc.	4,630	111,120
PepsiCo, Inc.	27,300	1,770,405
The Coca-Cola Co.	36,850	1,927,623
		3,809,148
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	4,800	350,784
Constellation Brands, Inc., Class A†	1,320	32,050
		382,834
Brewery — 0.4%
Anheuser-Busch Cos., Inc.	24,700	1,288,352
Molson Coors Brewing Co., Class B	790	73,043
		1,361,395
Broadcast Services/Program — 0.0%
Clear Channel Communications, Inc.	4,120	155,818
Building & Construction Products-Misc. — 0.7%
Masco Corp.	40,970	1,166,416
USG Corp.†	6,100	299,144
Vulcan Materials Co.	9,570	1,096,148
		2,561,708
Building Products-Air & Heating — 0.5%
American Standard Cos., Inc.	32,900	1,940,442
Building-Residential/Commerical — 0.2%
Centex Corp.	830	33,283
D.R. Horton, Inc.	21,300	424,509
KB Home Corp.	570	22,441
Lennar Corp., Class A	970	35,463
Pulte Homes, Inc.	1,410	31,655
		547,351
Cable TV — 0.6%
Comcast Corp. Class A†	74,400	2,092,128
The DIRECTV Group, Inc.†	8,450	195,279
		2,287,407
Casino Hotel — 0.0%
Harrah’s Entertainment, Inc.	1,090	92,933
Chemicals-Diversified — 1.6%
E.I. du Pont de Nemours & Co.	74,140	3,769,277
PPG Industries, Inc.	2,730	207,780

Rohm & Haas Co.	2,360	129,045
The Dow Chemical Co.	43,130	1,907,209
		6,013,311
Chemicals-Specialty — 0.4%
Ashland, Inc.	930	59,473
Chemtura Corp.	8,539	94,868
Eastman Chemical Co.	1,400	90,062
Hercules, Inc.†	990	19,454
International Flavors & Fragrances, Inc.	20,200	1,053,228
		1,317,085
Coal — 0.1%
CONSOL Energy, Inc.	1,690	77,926
Peabody Energy Corp.	2,990	144,656
		222,582
Coatings/Paint — 0.0%
Sherwin-Williams Co.	580	38,553
Commercial Services — 0.0%
Convergys Corp.†	860	20,846
Commercial Services-Finance — 0.3%
Equifax, Inc.	990	43,976
H&R Block, Inc.	39,200	916,104
Western Union Co.	6,800	141,644
		1,101,724
Computer Services — 0.3%
Computer Sciences Corp.†	12,280	726,362
Electronic Data Systems Corp.	8,450	234,319
Unisys Corp.†	5,780	52,829
		1,013,510
Computers — 1.9%
Apple, Inc.†	6,900	842,076
Dell, Inc.†	41,500	1,184,825
Hewlett-Packard Co.	73,000	3,257,260
International Business Machines Corp.	4,700	494,675
Sun Microsystems, Inc.†	243,860	1,282,704
		7,061,540
Computers-Integrated Systems — 0.0%
NCR Corp.†	1,460	76,708
Computers-Memory Devices — 0.5%
EMC Corp.†	103,960	1,881,676
Consumer Products-Misc. — 0.9%
Fortune Brands, Inc.	12,600	1,037,862
Kimberly-Clark Corp.	31,630	2,115,731
		3,153,593
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	1,740	57,733
Sealed Air Corp.	1,340	41,567
		99,300
Cosmetics & Toiletries — 1.2%
Avon Products, Inc.	24,300	893,025
Colgate-Palmolive Co.	39,900	2,587,515
Procter & Gamble Co.	12,100	740,399
		4,220,939
Cruise Lines — 0.0%
Carnival Corp.	2,720	132,654
Distribution/Wholesale — 0.2%
Genuine Parts Co.	16,530	819,888
WW Grainger, Inc.	760	70,718
		890,606
Diversified Manufacturing Operations — 5.9%
3M Co.	24,970	2,167,146
Cooper Industries, Ltd.	13,420	766,148
Dover Corp.	2,280	116,622
Eaton Corp.	2,430	225,990
General Electric Co.	301,630	11,546,396
Honeywell International, Inc.	31,850	1,792,518
Illinois Tool Works, Inc.	20,920	1,133,655
Ingersoll-Rand Co., Ltd., Class A	17,710	970,862
Leggett & Platt, Inc.	2,940	64,827
Parker Hannifin Corp.	1,920	187,987
Textron, Inc.	12,780	1,407,206
Tyco International, Ltd.†	32,930	1,112,705
		21,492,062
E-Commerce/Services — 0.1%
IAC/InterActive Corp.†	3,630	125,634
Monster Worldwide, Inc.†	1,220	50,142
		175,776
Electric Products-Misc. — 0.1%
Emerson Electric Co.	8,720	408,096
Molex, Inc.	1,490	44,715
		452,811
Electric-Integrated — 4.6%
Allegheny Energy, Inc.†	2,090	108,137
Ameren Corp.	7,030	344,540
American Electric Power Co., Inc.	6,620	298,165
CenterPoint Energy, Inc.	5,330	92,742
CMS Energy Corp.	3,730	64,156
Consolidated Edison, Inc.	4,490	202,589
Constellation Energy Group, Inc.	1,320	115,064
Dominion Resources, Inc.	5,820	502,324
DTE Energy Co.	2,920	140,802
Duke Energy Corp.	55,970	1,024,251
Edison International	2,600	145,912
Entergy Corp.	20,580	2,209,263
Exelon Corp.	29,800	2,163,480
FirstEnergy Corp.	16,760	1,084,875
FPL Group, Inc.	29,150	1,653,971
Integrys Energy Group, Inc.	1,260	63,920
NiSource, Inc.	52,850	1,094,524
PG&E Corp.	5,840	264,552
Pinnacle West Capital Corp.	12,570	500,915
PPL Corp.	6,400	299,456
Progress Energy, Inc.	21,520	981,097
Public Service Enterprise Group, Inc.	4,200	368,676
SCANA Corp.	24,100	922,789
Southern Co.	12,490	428,282
TECO Energy, Inc.	17,780	305,460

TXU Corp.	7,630	513,499
Xcel Energy, Inc.	39,990	818,595
		16,712,036
Electronic Components-Misc. — 0.0%
Solectron Corp.†	15,020	55,274
Electronic Components-Semiconductors — 1.2%
Advanced Micro Devices, Inc.†	9,140	130,702
Altera Corp.	2,650	58,644
Broadcom Corp.†	3,790	110,857
Intel Corp.	130,980	3,112,085
LSI Logic Corp.†	8,320	62,483
MEMC Electronic Materials, Inc.†	1,490	91,069
Micron Technology, Inc.†	12,560	157,377
Texas Instruments, Inc.	14,290	537,733
Xilinx, Inc.	2,670	71,476
		4,332,426
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	5,000	192,200
Tektronix, Inc.	870	29,354
		221,554
Engineering/R&D Services — 0.0%
Fluor Corp.	980	109,143
Engines-Internal Combustion — 0.1%
Cummins, Inc.	1,730	175,093
Enterprise Software/Service — 0.1%
BMC Software, Inc.†	2,070	62,721
CA, Inc.	5,260	135,866
Novell, Inc.†	5,790	45,104
		243,691
Filtration/Separation Products — 0.2%
Pall Corp.	11,620	534,404
Finance-Commercial — 0.1%
CIT Group, Inc.	3,190	174,908
Finance-Credit Card — 0.1%
Capital One Financial Corp.	2,400	188,256
Finance-Investment Banker/Broker — 7.5%
Charles Schwab Corp.	65,880	1,351,858
Citigroup, Inc.	193,166	9,907,484
E*TRADE Financial Corp.†	3,470	76,652
J.P. Morgan Chase & Co.	178,852	8,665,379
Lehman Brothers Holdings, Inc.	5,750	428,490
Merrill Lynch & Co., Inc.	14,460	1,208,567
Morgan Stanley	17,510	1,468,739
The Bear Stearns Cos., Inc.	1,980	277,200
The Goldman Sachs Group, Inc.	12,000	2,601,000
UBS AG	27,200	1,632,272
		27,617,641
Finance-Mortgage Loan/Banker — 0.7%
Countrywide Financial Corp.	11,900	432,565
Fannie Mae	26,160	1,709,033
Freddie Mac	4,400	267,080
		2,408,678
Financial Guarantee Insurance — 0.0%
MBIA, Inc.	870	54,132
MGIC Investment Corp.	540	30,704
		84,836
Food-Confectionery — 0.1%
The Hershey Co.	4,800	242,976
Food-Dairy Products — 0.0%
Dean Foods Co.	930	29,639
Food-Meat Products — 0.6%
Tyson Foods, Inc., Class A	91,000	2,096,640
Food-Misc. — 1.6%
Campbell Soup Co.	13,800	535,578
ConAgra Foods, Inc.	8,270	222,132
General Mills, Inc.	20,920	1,222,147
H.J. Heinz Co.	5,400	256,338
Kellogg Co.	22,200	1,149,738
Kraft Foods, Inc., Class A	48,140	1,696,935
McCormick & Co., Inc.	13,300	507,794
Sara Lee Corp.	12,200	212,280
		5,802,942
Food-Retail — 0.8%
Safeway, Inc.	43,740	1,488,472
The Kroger Co.	52,860	1,486,952
Whole Foods Market, Inc.	1,010	38,683
		3,014,107
Food-Wholesale/Distribution — 0.5%
SUPERVALU, Inc.	34,650	1,604,988
Sysco Corp.	8,700	287,013
		1,892,001
Forestry — 0.1%
Plum Creek Timber Co., Inc.	2,940	122,480
Weyerhaeuser Co.	3,590	283,359
		405,839
Gas-Distribution — 0.1%
KeySpan Corp.	2,920	122,582
Nicor, Inc.	750	32,190
Sempra Energy	4,380	259,427
		414,199
Health Care Cost Containment — 0.1%
McKesson Corp.	4,910	292,832
Home Decoration Products — 0.3%
Newell Rubbermaid, Inc.	40,830	1,201,627
Hotels/Motels — 0.1%
Hilton Hotels Corp.	2,650	88,695
Marriott International, Inc., Class A	2,350	101,614
Starwood Hotels & Resorts Worldwide, Inc.	1,970	132,128
Wyndham Worldwide Corp.†	3,030	109,868
		432,305
Human Resources — 0.0%
Robert Half International, Inc.	1,520	55,480
Independent Power Producer — 0.0%
Dynegy, Inc., Class A†	6,680	63,059

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,630	113,187
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	3,600	289,332
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,990	51,859
Thermo Fisher Scientific, Inc.†	3,780	195,502
		247,361
Insurance Brokers — 0.6%
AON Corp.	4,880	207,937
Marsh & McLennan Cos., Inc.	66,230	2,045,182
		2,253,119
Insurance-Life/Health — 1.1%
AFLAC, Inc.	2,680	137,752
CIGNA Corp.	2,150	112,273
Genworth Financial, Inc., Class A	15,550	534,920
Lincoln National Corp.	20,576	1,459,867
Principal Financial Group	2,580	150,388
Prudential Financial, Inc.	7,770	755,477
Torchmark Corp.	600	40,200
UnumProvident Corp.	33,490	874,424
		4,065,301
Insurance-Multi-line — 1.9%
ACE, Ltd.	45,110	2,820,277
Allstate Corp.	39,290	2,416,728
Assurant, Inc.	1,650	97,218
Cincinnati Financial Corp.	2,850	123,690
Hartford Financial Services Group, Inc.	5,260	518,162
Loews Corp.	7,400	377,252
MetLife, Inc.	7,020	452,650
XL Capital, Ltd., Class A	3,090	260,456
		7,066,433
Insurance-Property/Casualty — 1.4%
Chubb Corp.	50,870	2,754,102
Progressive Corp.	26,900	643,717
SAFECO Corp.	1,760	109,577
The Travelers Cos., Inc.	29,984	1,604,144
		5,111,540
Internet Security — 0.0%
VeriSign, Inc.†	2,040	64,729
Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	1,520	96,627
Franklin Resources, Inc.	1,230	162,938
Janus Capital Group, Inc.	2,090	58,186
Legg Mason, Inc.	5,600	550,928
Nuveen Investments Inc., Class A	15,561	967,116
T. Rowe Price Group, Inc.	2,070	107,412
		1,943,207
Leisure Products — 0.0%
Brunswick Corp.	1,500	48,945
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,790	375,057
Terex Corp.†	910	73,983
		449,040
Machinery-Farming — 0.5%
Deere & Co.	15,860	1,914,936
Medical Instruments — 0.2%
Beckman Coulter, Inc.	5,900	381,612
Boston Scientific Corp.†	26,400	404,976
		786,588
Medical Products — 1.1%
Baxter International, Inc.	47,600	2,681,784
Johnson & Johnson	20,500	1,263,210
		3,944,994
Medical-Biomedical/Gene — 0.3%
Amgen, Inc.†	19,200	1,061,568
Biogen Idec, Inc.†	2,230	119,305
		1,180,873
Medical-Drugs — 4.9%
Abbott Laboratories	50,960	2,728,908
Bristol-Myers Squibb Co.	88,290	2,786,433
Eli Lilly & Co.	36,820	2,057,502
King Pharmaceuticals, Inc.†	1,340	27,416
Merck & Co., Inc.	73,900	3,680,220
Pfizer, Inc.	106,390	2,720,392
Schering-Plough Corp.	14,600	444,424
Wyeth	63,100	3,618,154
		18,063,449
Medical-Generic Drugs — 0.0%
Watson Pharmaceuticals, Inc.†	800	26,024
Medical-HMO — 0.9%
Aetna, Inc.	32,780	1,619,332
WellPoint, Inc.†	18,820	1,502,401
		3,121,733
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	7,860	51,169
Medical-Nursing Homes — 0.0%
Manor Care, Inc.	400	26,116
Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	3,170	156,820
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp.	1,010	122,574
Metal-Aluminum — 0.6%
Alcoa, Inc.	51,040	2,068,651
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	6,240	516,797
Multimedia — 2.1%
Meredith Corp.	290	17,864
News Corp., Class A	25,530	541,491
The E.W. Scripps Co., Class A	580	26,500
The Walt Disney Co.	49,690	1,696,417
Time Warner, Inc.	203,880	4,289,635
Viacom, Inc., Class B†	25,510	1,061,982
		7,633,889
Networking Products — 0.5%
Cisco Systems, Inc.†	58,900	1,640,365
Juniper Networks, Inc.†	5,740	144,476
		1,784,841

Non-Ferrous Metals — 0.3%
Cameco Corp.	21,600	1,095,984
Non-Hazardous Waste Disposal — 0.3%
Allied Waste Industries, Inc.†	4,240	57,070
Waste Management, Inc.	28,700	1,120,735
		1,177,805
Office Automation & Equipment — 0.5%
Pitney Bowes, Inc.	29,500	1,381,190
Xerox Corp.†	15,570	287,734
		1,668,924
Office Supplies & Forms — 0.3%
Avery Dennison Corp.	15,620	1,038,418
Oil & Gas Drilling — 0.4%
ENSCO International, Inc.	1,140	69,551
GlobalSantaFe Corp.	12,100	874,225
Rowan Cos., Inc.	1,840	75,403
Transocean, Inc.†	2,630	278,728
		1,297,907
Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp.	18,600	967,014
Murphy Oil Corp.	16,100	956,984
Newfield Exploration Co.†	42,400	1,931,320
XTO Energy, Inc.	21,500	1,292,150
		5,147,468
Oil Companies-Integrated — 7.3%
BP PLC ADR	13,704	988,607
Chevron Corp.	73,208	6,167,042
ConocoPhillips	49,450	3,881,825
Exxon Mobil Corp.	95,712	8,028,322
Hess Corp.	28,230	1,664,441
Marathon Oil Corp.	11,400	683,544
Occidental Petroleum Corp.	50,190	2,904,997
Royal Dutch Shell PLC ADR	24,000	1,948,800
Statoil ASA	1,700	52,900
Statoil ASA ADR	14,300	443,443
		26,763,921
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	850	67,728
Valero Energy Corp.	3,740	276,236
		343,964
Oil-Field Services — 0.8%
Baker Hughes, Inc.	2,290	192,658
BJ Services Co.	20,400	580,176
Halliburton Co.	6,680	230,460
Schlumberger, Ltd.	23,170	1,968,060
Weatherford International, Ltd.†	2,190	120,975
		3,092,329
Optical Supplies — 0.0%
Bausch & Lomb, Inc.	900	62,496
Paper & Related Products — 1.0%
International Paper Co.	55,728	2,176,178
MeadWestvaco Corp.	22,160	782,691
Smurfit-Stone Container Corp.†	49,500	658,845
Temple-Inland, Inc.	1,760	108,293
		3,726,007
Pharmacy Services — 0.1%
Medco Health Solutions, Inc.†	4,650	362,653
Photo Equipment & Supplies — 0.3%
Eastman Kodak Co.	37,680	1,048,634
Pipelines — 0.3%
El Paso Corp.	11,630	200,385
Spectra Energy Corp.	26,565	689,627
Williams Cos., Inc.	6,760	213,751
		1,103,763
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	3,660	159,247
Publishing-Newspapers — 1.2%
Dow Jones & Co., Inc.	23,790	1,366,735
Gannett Co., Inc.	22,100	1,214,395
The New York Times Co., Class A	43,990	1,117,346
Tribune Co.	19,584	575,770
		4,274,246
Radio — 0.0%
Citadel Broadcasting Corp.	2,349	15,151
Real Estate Investment Trusts — 1.2%
Apartment Investment & Management Co., Class A	1,610	81,176
Archstone-Smith Trust	3,700	218,707
AvalonBay Communities, Inc.	890	105,803
Boston Properties, Inc.	1,980	202,218
Developers Diversified Realty Corp.	2,080	109,637
Equity Residential	4,830	220,393
General Growth Properties, Inc.	2,440	129,198
Host Marriott Corp.	100,161	2,315,722
Kimco Realty Corp.	2,520	95,936
ProLogis	4,260	242,394
Public Storage, Inc.	1,220	93,720
Simon Property Group, Inc.	3,710	345,179
Vornado Realty Trust	1,320	144,989
		4,305,072
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	1,280	46,720
Retail-Apparel/Shoe — 0.5%
Limited Brands, Inc.	5,680	155,916
Nordstrom, Inc.	1,420	72,590
The Gap, Inc.	74,290	1,418,939
		1,647,445
Retail-Automobile — 0.0%
AutoNation, Inc.†	2,510	56,324
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	20,500	737,795
Retail-Building Products — 0.3%
Home Depot, Inc.	28,500	1,121,475
Retail-Consumer Electronics — 0.0%
Circuit City Stores, Inc.	2,300	34,684
Retail-Discount — 0.5%
Big Lots, Inc.†	1,040	30,597

Costco Wholesale Corp.	7,420	434,218
Dollar General Corp.	1,880	41,209
Family Dollar Stores, Inc.	1,030	35,350
Target Corp.	4,530	288,108
Wal-Mart Stores, Inc.	23,200	1,116,152
		1,945,634
Retail-Drug Store — 0.9%
CVS Caremark Corp.	85,420	3,113,559
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	3,740	270,701
Sears Holdings Corp.†	1,370	232,215
		502,916
Retail-Office Supplies — 0.0%
Office Depot, Inc.†	2,110	63,933
OfficeMax, Inc.	1,250	49,125
		113,058
Retail-Regional Department Stores — 0.4%
Dillard’s, Inc., Class A	1,010	36,289
Macy’s, Inc.	33,930	1,349,736
		1,386,025
Retail-Restaurants — 0.5%
McDonald’s Corp.	35,220	1,787,767
Wendy’s International, Inc.	730	26,828
		1,814,595
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	3,430	119,227
Savings & Loans/Thrifts — 0.2%
Hudson City Bancorp, Inc.	3,220	39,348
Sovereign Bancorp, Inc.	3,900	82,446
Washington Mutual, Inc.	14,770	629,793
		751,587
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	36,820	731,613
Novellus Systems, Inc.†	1,200	34,044
Teradyne, Inc.†	3,150	55,377
		821,034
Semiconductors Components-Intergrated Circuits — 0.3%
Analog Devices, Inc.	30,050	1,131,082
Linear Technology Corp.	1,640	59,335
Maxim Integrated Products, Inc.	1,970	65,818
		1,256,235
Steel-Producer — 0.1%
United States Steel Corp.	1,970	214,238
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	1,170	122,710
Telecom Equipment-Fiber Optics — 0.6%
Ciena Corp.†	1,080	39,020
Corning, Inc.†	75,210	1,921,616
JDS Uniphase Corp.†	2,630	35,321
		1,995,957
Telecom Services — 0.0%
Embarq Corp.	2,510	159,059

Telecommunication Equipment — 0.1%
Avaya, Inc.†	5,980	100,703
Tellabs, Inc.†	7,270	78,225
		178,928
Telephone-Integrated — 6.0%
ALLTEL Corp.	16,540	1,117,277
AT&T, Inc.	271,028	11,247,662
CenturyTel, Inc.	1,820	89,271
Citizens Communications Co.	5,690	86,886
Qwest Communications International, Inc.†	149,100	1,446,270
Sprint Nextel Corp.	95,460	1,976,977
Verizon Communications, Inc.	134,672	5,544,446
Windstream Corp.	24,340	359,259
		21,868,048
Television — 0.4%
CBS Corp., Class B	39,170	1,305,144
Tobacco — 1.0%
Altria Group, Inc.	39,070	2,740,370
Reynolds American, Inc.	2,840	185,168
UST, Inc.	11,110	596,718
		3,522,256
Tools-Hand Held — 0.0%
Snap-on, Inc.	960	48,490
Stanley Works	1,390	84,373
		132,863
Toys — 0.3%
Hasbro, Inc.	2,650	83,237
Mattel, Inc.	36,990	935,477
		1,018,714
Transport-Rail — 0.8%
Burlington Northern Santa Fe Corp.	3,370	286,922
CSX Corp.	7,260	327,281
Norfolk Southern Corp.	9,780	514,134
Union Pacific Corp.	15,600	1,796,340
		2,924,677
Transport-Services — 0.3%
FedEx Corp.	1,840	204,185
Ryder System, Inc.	1,020	54,876
United Parcel Service, Inc. Class B	10,860	792,780
		1,051,841
Web Portals/ISP — 0.2%
Yahoo!, Inc.†	32,500	881,725
Wireless Equipment — 1.2%
Motorola, Inc.	75,250	1,331,925
Nokia Oyj ADR	103,000	2,895,330
		4,227,255
Total Common Stock
(cost $293,743,447)		355,316,132

EXCHANGE TRADED FUNDS — 1.0%
Finance-Investment Banker/Broker — 1.0%
iShares S&P 500 Value Index Fund
(cost $3,801,217)	45,900	3,746,817
CORPORATE BONDS & NOTES — 0.0%
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co.
Senior Notes
4.25% due 12/15/36
(cost $133,000)	133,000	166,582
Total Long-Term Investment Securities
(cost $297,677,670)		359,229,531

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Registered Investment Companies — 2.0%
T. Rowe Price Reserve Investment Fund	7,280,709	7,280,709
U.S. Government Agencies — 0.3%
Federal Home Loan Bank
Discount Notes
4.75% due 07/02/07	$900,000	899,881
U.S. Government Treasuries — 0.0%
United States Treasury Bills
4.53% due 09/13/07(1)	55,000	54,494
Total Short-Term Investment Securities
(cost $8,235,078)		8,235,084
REPURCHASE AGREEMENTS — 0.7%
Bank of America Joint Repurchase Agreement(2)	2,290,000	2,290,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.65% dated 06/30/07, to be repurchased 07/02/07 in the amount of $115,035 and collateralized by$105,000 of United States Treasury Bonds, bearing interest at 6.25%, due 08/15/23 and having an approximate value of $118,388.	115,000	115,000
Total Repurchase Agreements
(cost $2,405,000)		2,405,000
TOTAL INVESTMENTS
(cost $308,317,748)(3)	101.0%	369,869,615
Liabilities in excess of other assets	(1.0)	(3,593,224)
NET ASSETS	100.0%	$366,276,391

†                              Non-income producing security

(1)       The Security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)                      See Note 2 for details of Joint Repurchase Agreements.

(3)                      See Note 4 for cost of investments on a tax basis.

ADR – American Depository Receipt

OPEN FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2007	Unrealized Appreciation (Depreciation)
4 Long	S&P Barra Value Index	September 2007	$815,420	$817,000	$1,580

See Notes to Portfolio of Investments

Seasons Series Trust
Mid Cap Growth Portfolio

Portfolio of Investments — June 30, 2007
(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK — 97.9%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.†	6,146	$70,064
Omnicom Group, Inc.	6,000	317,520
		387,584
Advertising Sales — 1.2%
Clear Channel Outdoor Holdings, Inc., Class A†	12,945	366,861
Focus Media Holding, Ltd. ADR†	25,600	1,292,800
Lamar Advertising Co., Class A	7,557	474,278
		2,133,939
Advertising Services — 0.3%
Getty Images, Inc.†	3,015	144,147
WPP Group PLC ADR	4,201	314,025
		458,172
Aerospace/Defense — 0.9%
Armor Holdings, Inc.†	646	56,118
Empressa Brasileira de Aeronautica SA ADR	4,400	212,124
Rockwell Collins, Inc.	18,855	1,331,917
Spirit Aerosystems Holdings, Inc., Class A†	1,226	44,197
		1,644,356
Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems, Inc.†	3,006	298,045
BE Aerospace, Inc.†	1,958	80,865
DRS Technologies, Inc.	48	2,749
Goodrich Corp.	2,659	158,370
		540,029
Agricultural Chemicals — 0.8%
Potash Corp. of Saskatchewan, Inc.	17,700	1,380,069
Airlines — 0.5%
AMR Corp.†	5,111	134,675
Continental Airlines, Inc., Class B†	2,063	69,874
Copa Holdings SA Class A	369	24,812
Delta Air Lines, Inc.†	5,098	100,431
Northwest Airlines Corp.†	3,707	82,295
Skywest, Inc.	8,500	202,555
Southwest Airlines Co.	18,083	269,617
UAL Corp.†	1,456	59,099
		943,358
Apparel Manufacturers — 1.3%
Coach, Inc.†	42,384	2,008,578
Guess ?, Inc.	1,155	55,486
Hanesbrands, Inc.†	2,048	55,358
Liz Claiborne, Inc.	151	5,632
Phillips-Van Heusen Corp.	1,189	72,018
Polo Ralph Lauren Corp.	1,301	127,641
		2,324,713
Appliances — 0.1%
Whirlpool Corp.	1,200	133,440
Applications Software — 1.5%
American Reprographics Co.†	7,700	237,083
Citrix Systems, Inc.†	9,136	307,609
Compuware Corp.†	5,188	61,530
Intuit, Inc.†	16,454	494,936
Red Hat, Inc.†	19,404	432,321
Salesforce.com, Inc.†	21,517	922,219
Satyam Computer Services, Ltd. ADR	11,000	272,360
		2,728,058
Auction House/Art Dealer — 0.2%
Ritchie Bros. Auctioneers, Inc	5,700	356,934
Audio/Video Products — 0.1%
Harman International Industries, Inc.	1,384	161,651
Auto-Heavy Duty Trucks — 0.1%
Oshkosh Truck Corp., Class B	1,573	98,973
Auto/Truck Parts & Equipment-Original — 0.0%
Autoliv, Inc.	1,001	56,927
BorgWarner, Inc.	258	22,198
		79,125
Banks-Commercial — 1.0%
Bank of Hawaii Corp.	355	18,332
City National Corp.	1,000	76,090
Commerce Bancorp, Inc.	15,167	556,608
East West Bancorp, Inc.	3,000	116,640
First Horizon National Corp.	2,900	113,100
Julius Baer Holding AG	6,146	442,270
SVB Financial Group†	2,300	122,153
Synovus Financial Corp.	5,621	172,565
UCBH Holdings, Inc.	4,400	80,388
		1,698,146
Banks-Fiduciary — 0.6%
Investors Financial Services Corp.	1,427	88,003
Northern Trust Corp.	12,353	793,557
State Street Corp.	1,600	109,440
		991,000
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.†	861	85,756
Beverages-Non-alcoholic — 0.3%
Hansen Natural Corp.†	9,948	427,565
Pepsi Bottling Group, Inc.	751	25,294
		452,859
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	4,464	326,229
Broadcast Services/Program — 0.1%
Discovery Holding Co., Class A†	3,287	75,568
Liberty Global, Inc., Class A†	4,151	170,357
		245,925
Building & Construction Products-Misc. — 0.1%
Masco Corp.	465	13,238
Vulcan Materials Co.	2,024	231,829
		245,067
Building Products-Air & Heating — 0.1%
American Standard Cos., Inc.	3,835	226,188
Lennox International, Inc.	168	5,751
		231,939
Building Products-Cement — 0.1%
Eagle Materials, Inc.	1,018	49,933
Florida Rock Industries, Inc.	1,016	68,580
Martin Marietta Materials, Inc.	905	146,628
		265,141

Building Products-Light Fixtures — 0.1%
Genlyte Group, Inc.†	3,100	243,474
Building-MobileHome/Manufactured Housing — 0.1%
Thor Industries, Inc.	3,170	143,094
Winnebago Industries, Inc.	3,300	97,416
		240,510
Building-Residential/Commerical — 0.3%
Centex Corp.	2,430	97,443
KB Home Corp.	2,200	86,614
Lennar Corp., Class A	3,200	116,992
Meritage Homes Corp.†	1,400	37,450
NVR, Inc.†	41	27,870
Pulte Homes, Inc.	4,401	98,802
Toll Brothers, Inc.†	3,400	84,932
		550,103
Cable TV — 0.3%
Cablevision Systems Corp., Class A†	5,646	204,329
EchoStar Communications Corp., Class A†	4,423	191,825
Rogers Communications, Inc., Class B	2,800	118,972
		515,126
Casino Hotels — 0.5%
Boyd Gaming Corp.	3,395	167,000
Harrah’s Entertainment, Inc.	2,276	194,051
Melco PBL Entertainment Macau, Ltd. ADR†	5,100	64,056
Station Casinos, Inc.	546	47,393
Wynn Resorts, Ltd.	5,181	464,684
		937,184
Casino Services — 0.5%
International Game Technology	17,962	713,091
Scientific Games Corp., Class A†	1,378	48,161
Shuffle Master, Inc.†	5,575	92,545
		853,797
Cellular Telecom — 1.7%
Leap Wireless International, Inc.†	17,583	1,485,763
MetroPCS Communications, Inc.†	9,974	329,541
NII Holdings, Inc.†	15,575	1,257,526
US Cellular Corp.†	120	10,872
		3,083,702
Chemicals-Diversified — 0.1%
Celanese Corp., Class A	1,839	71,316
Rohm & Haas Co.	1,751	95,745
		167,061
Chemicals-Other — 0.3%
Kingboard Chemical Holdings, Ltd.†	99,000	455,801
Chemicals-Specialty — 0.5%
Albemarle Corp.	1,695	65,308
Cabot Corp.	985	46,965
Chemtura Corp.	323	3,589
Ecolab, Inc.	9,513	406,205
International Flavors & Fragrances, Inc.	1,413	73,674
Lubrizol Corp.	385	24,852
Mosaic Co.†	1,410	55,018
Sigma-Aldrich Corp.	3,042	129,802
		805,413
Coal — 0.6%
Arch Coal, Inc.	3,030	105,444
CONSOL Energy, Inc.	8,968	413,515
Foundation Coal Holdings, Inc.	6,560	266,598
Massey Energy Co.	1,723	45,918
Peabody Energy Corp.	5,629	272,331
		1,103,806
Coatings/Paint — 0.2%
RPM International, Inc.	2,209	51,050
Sherwin-Williams Co.	2,359	156,803
Valspar Corp.	4,457	126,623
		334,476
Commercial Services — 1.6%
Alliance Data Systems Corp.†	10,672	824,732
ChoicePoint, Inc.†	4,748	201,552
Iron Mountain, Inc.†	38,297	1,000,701
Quanta Services, Inc.†	11,342	347,859
ServiceMaster Co.	4,994	77,207
TeleTech Holdings, Inc.†	13,000	422,240
Weight Watchers International, Inc.	752	38,232
		2,912,523
Commercial Services-Finance — 0.6%
Dollar Financial Corp.†	12,500	356,250
Equifax, Inc.	6,490	288,286
H&R Block, Inc.	11,160	260,809
Moody’s Corp.	1,800	111,960
Western Union Co.	5,700	118,731
		1,136,036
Communications Software — 0.0%
Avid Technology, Inc.†	1,600	56,560
Computer Aided Design — 0.4%
Autodesk, Inc.†	14,902	701,586
Computer Services — 1.3%
Affiliated Computer Services, Inc., Class A†	822	46,624
Ceridian Corp.†	2,751	96,285
Cognizant Technology Solutions Corp., Class A†	18,290	1,373,396
DST Systems, Inc.†	2,747	217,590
Electronic Data Systems Corp.	6,270	173,867
FactSet Research Systems, Inc.	3,762	257,133
Perot Systems Corp., Class A†	8,200	139,728
		2,304,623
Computers-Integrated Systems — 0.5%
Brocade Communications Systems, Inc.†	8,512	66,564
Diebold, Inc.	12,498	652,396
Jack Henry & Assoc., Inc.	4,200	108,150
NCR Corp.†	478	25,114
Riverbed Technology, Inc.†	416	18,229
		870,453
Computers-Memory Devices — 0.7%
Network Appliance, Inc.†	29,683	866,744
SanDisk Corp.†	2,880	140,947

Seagate Technology	12,077	262,916
Western Digital Corp.†	1,405	27,187
		1,297,794
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,093	53,896
Consulting Services — 0.2%
Corporate Executive Board Co.	3,494	226,796
Hewitt Associates Inc., Class A†	1,262	40,384
LECG Corp.†	3,500	52,885
		320,065
Consumer Products-Misc. — 0.2%
Clorox Co.	6,466	401,539
Jarden Corp.†	749	32,214
Scotts Miracle-Gro Co., Class A	173	7,429
		441,182
Containers-Metal/Glass — 0.5%
Ball Corp.	2,169	115,325
Crown Holdings, Inc.†	3,474	86,746
Owens-Illinois, Inc.†	20,681	723,835
		925,906
Containers-Paper/Plastic — 0.2%
Packaging Corp. of America	1,965	49,734
Pactiv Corp.†	2,770	88,335
Sealed Air Corp.	4,374	135,682
		273,751
Cosmetics & Toiletries — 0.5%
Alberto-Culver Co.	299	7,092
Avon Products, Inc.	20,596	756,903
Bare Escentuals, Inc.†	826	28,208
The Estee Lauder Cos., Inc., Class A	2,321	105,629
		897,832
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	2,500	107,450
Data Processing/Management — 2.4%
Acxiom Corp.	1,347	35,628
Broadridge Financial Solutions, Inc.	2,957	56,538
Commvault Systems, Inc.†	34,000	587,180
Dun & Bradstreet Corp.	3,562	366,815
Fair Isaac Corp.	121	4,855
Fidelity National Information Services, Inc.	5,898	320,143
Fiserv, Inc.†	6,423	364,826
Global Payments, Inc.	4,815	190,915
Mastercard, Inc., Class A	1,693	280,818
MoneyGram International, Inc.	28,773	804,205
NAVTEQ Corp.†	6,875	291,087
Paychex, Inc.	20,255	792,376
SEI Investments Co.	7,041	204,471
Total Systems Services, Inc.	793	23,401
		4,323,258
Decision Support Software — 0.1%
Cognos, Inc.†	2,600	103,142
Dental Supplies & Equipment — 0.3%
Dentsply International, Inc.	6,627	253,549
Patterson Cos., Inc.†	5,456	203,345
		456,894
Diagnostic Equipment — 0.2%
Cytyc Corp.†	2,448	105,533
Gen-Probe, Inc.†	3,414	206,274
		311,807
Diagnostic Kits — 0.7%
Dade Behring Holdings, Inc.	21,045	1,117,910
Idexx Laboratories, Inc.†	658	62,267
		1,180,177
Dialysis Centers — 0.2%
DaVita, Inc.†	5,037	271,394
Direct Marketing — 0.0%
Harte-Hanks, Inc.	742	19,055
Disposable Medical Products — 0.2%
C.R. Bard, Inc.	5,299	437,856
Distribution/Wholesale — 0.5%
CDW Corp.†	1,242	105,533
Fastenal Co.	6,687	279,918
Pool Corp.	1,047	40,864
WESCO International, Inc.†	969	58,576
WW Grainger, Inc.	3,861	359,266
		844,157
Diversified Manufacturing Operations — 0.7%
Carlisle Cos., Inc.	359	16,697
Cooper Industries, Ltd.	1,252	71,477
Dover Corp.	1,398	71,508
Eaton Corp.	367	34,131
Harsco Corp.	1,788	92,976
Ingersoll-Rand Co., Ltd., Class A	397	21,764
ITT, Inc.	3,083	210,507
Roper Industries, Inc.	5,975	341,172
Textron, Inc.	2,647	291,461
The Brink’s Co.	926	57,310
Trinity Industries, Inc.	1,491	64,918
		1,273,921
Diversified Minerals — 0.0%
HLTH Corp.†	3,657	51,235
Drug Delivery Systems — 0.3%
Alkermes, Inc.†	33,100	483,260
Hospira, Inc.†	3,327	129,886
		613,146
E-Commerce/Products — 0.2%
Amazon.com, Inc.†	4,800	328,368
NutriSystem, Inc.†	730	50,983
		379,351
E-Commerce/Services — 0.6%
Ctrip.com International, Ltd. ADR	7,000	550,410
IAC/InterActive Corp.†	249	8,618
Liberty Media Corp., Series A†	8,292	185,160
Monster Worldwide, Inc.†	9,172	376,969
		1,121,157

E-Marketing/Info — 0.2%
Quantive, Inc.†	1,502	95,828
Digital River, Inc.†	4,000	181,000
		276,828
Electric Products-Misc. — 0.2%
AMETEK, Inc.	7,867	312,162
Molex, Inc.	1,666	49,997
		362,159
Electric-Generation — 0.4%
The AES Corp.†	32,782	717,270
Electric-Integrated — 0.5%
Allegheny Energy, Inc.†	3,520	182,125
CenterPoint Energy, Inc.	6,815	118,581
Constellation Energy Group, Inc.	2,972	259,069
DPL, Inc.	1,293	36,643
PPL Corp.	6,116	286,168
Sierra Pacific Resources†	686	12,046
		894,632
Electronic Components-Misc. — 0.3%
AVX Corp.	207	3,465
Gentex Corp.	6,832	134,522
Jabil Circuit, Inc.	12,553	277,045
Sanmina-SCI Corp.†	2,499	7,822
Solectron Corp.†	5,910	21,749
Vishay Intertechnology, Inc.†	664	10,504
		455,107
Electronic Components-Semiconductors — 3.3%
Advanced Micro Devices, Inc.†	4,778	68,325
Altera Corp.	29,143	644,935
Broadcom Corp.†	17,128	500,994
Cree, Inc.†	446	11,529
Fairchild Semiconductor International, Inc.†	6,783	131,048
International Rectifier Corp.†	348	12,966
Intersil Corp., Class A	6,170	194,108
LSI Logic Corp.†	9,657	72,524
MEMC Electronic Materials, Inc.†	16,667	1,018,687
Microchip Technology, Inc.	17,489	647,793
Micron Technology, Inc.†	5,238	65,632
National Semiconductor Corp.	18,660	527,518
NVIDIA Corp.†	21,610	892,709
QLogic Corp.†	13,719	228,421
Rambus, Inc.†	1,716	30,854
Silicon Laboratories, Inc.†	6,763	234,067
Xilinx, Inc.	24,628	659,292
		5,941,402
Electronic Connectors — 0.1%
Amphenol Corp. Class A	3,801	135,506
Thomas & Betts Corp.†	1,236	71,688
		207,194
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	6,132	134,659
Synopsys, Inc.†	6,775	179,063
		313,722
Electronic Measurement Instruments — 2.2%
Agilent Technologies, Inc.†	8,575	329,623
FLIR Systems, Inc.†	31,700	1,466,125
Garmin, Ltd.	24,254	1,794,068
National Instruments Corp.	4,871	158,649
Tektronix, Inc.	334	11,269
Trimble Navigation, Ltd.†	2,538	81,724
		3,841,458
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	1,453	55,839
Avnet, Inc.†	1,864	73,889
		129,728
Electronics-Military — 0.4%
L-3 Communications Holdings, Inc.	7,093	690,787
Energy-Alternate Sources — 1.0%
Covanta Holding Corp.†	2,552	62,907
First Solar, Inc.†	712	63,574
Sunpower Corp., Class A†	476	30,012
Suntech Power Holdings Co., Ltd. ADR†	29,300	1,068,571
Trina Solar, Ltd. ADR†	11,200	576,240
		1,801,304
Engineering/R&D Services — 1.2%
Fluor Corp.	6,073	676,350
Foster Wheeler, Ltd.†	4,696	502,425
Jacobs Engineering Group, Inc.†	2,533	145,673
McDermott International, Inc.†	8,464	703,528
Shaw Group, Inc.†	1,570	72,675
URS Corp.†	275	13,351
		2,114,002
Engines-Internal Combustion — 0.1%
Cummins, Inc.	2,215	224,180
Enterprise Software/Service — 0.2%
BEA Systems, Inc.†	8,328	114,010
BMC Software, Inc.†	4,260	129,078
CA, Inc.	5,467	141,213
Novell, Inc.†	921	7,175
		391,476
Entertainment Software — 1.7%
Activision, Inc.†	83,963	1,567,589
Electronic Arts, Inc.†	30,117	1,425,137
THQ, Inc.†	4,200	128,184
		3,120,910
Filtration/Separation Products — 0.5%
Donaldson Co., Inc.	5,885	209,212
Pall Corp.	15,586	716,800
		926,012
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	170	4,513
Finance-Commercial — 0.0%
CapitalSource, Inc.	1,578	38,803
Finance-Consumer Loans — 0.0%
The First Marblehead Corp.	1,300	50,232
Finance-Investment Banker/Broker — 1.0%
AG Edwards, Inc.	1,399	118,285
E*TRADE Financial Corp.†	34,910	771,162

Interactive Brokers Group, Inc. Class A†	4,200	113,946
Investment Technology Group, Inc.†	942	40,817
Lazard, Ltd.	11,295	508,614
optionsXpress Holdings, Inc.	3,400	87,244
TD Ameritrade Holding Corp.†	11,575	231,500
		1,871,568
Finance-Mortgage Loan/Banker — 0.1%
IndyMac Bancorp, Inc.	8,500	247,945
Finance-Other Services — 1.8%
CBOT Holdings, Inc.	1,723	355,972
Chicago Mercantile Exchange Holdings, Inc., Class A	700	374,052
Hong Kong Exchanges & Clearing, Ltd.	44,500	629,438
IntercontinentalExchange, Inc.†	3,895	575,876
Nymex Holdings, Inc.	5,356	672,874
The Nasdaq Stock Market, Inc.†	20,615	612,471
		3,220,683
Financial Guarantee Insurance — 0.2%
Ambac Financial Group, Inc.	2,100	183,099
MBIA, Inc.	2,600	161,772
		344,871
Food-Confectionery — 0.6%
The Hershey Co.	7,626	386,028
WM Wrigley Jr. Co.	10,830	599,007
		985,035
Food-Dairy Products — 0.0%
Dean Foods Co.	182	5,800
Food-Misc. — 0.4%
Campbell Soup Co.	2,795	108,474
H.J. Heinz Co.	3,802	180,481
McCormick & Co., Inc.	8,140	310,785
Sara Lee Corp.	8,161	142,001
		741,741
Food-Retail — 0.1%
Whole Foods Market, Inc.	3,003	115,015
Footwear & Related Apparel — 0.4%
Crocs, Inc.†	14,598	628,152
Forestry — 0.0%
Plum Creek Timber Co., Inc.	293	12,206
Gambling (Non-Hotel) — 0.3%
Pinnacle Entertainment, Inc.†	17,700	498,255
Garden Products — 0.0%
Toro Co.	856	50,410
Hazardous Waste Disposal — 0.2%
Stericycle, Inc.†	7,764	345,187
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	3,063	90,144
Hospital Beds/Equipment — 0.0%
Hillenbrand Industries, Inc.	224	14,560
Kinetic Concepts, Inc.†	926	48,124
		62,684
Hotels/Motels — 1.1%
Choice Hotels International, Inc.	6,194	244,787
Hilton Hotels Corp.	19,380	648,648
Marriott International, Inc., Class A	6,400	276,736
Orient-Express Hotels, Ltd.	852	45,497
Starwood Hotels & Resorts Worldwide, Inc.	9,670	648,567
Wyndham Worldwide Corp.†	287	10,407
		1,874,642
Human Resources — 0.7%
Manpower, Inc.	9,996	922,031
Robert Half International, Inc.	11,122	405,953
		1,327,984
Identification Systems — 0.1%
Cogent, Inc.†	9,300	136,617
Independent Power Producers — 0.4%
Dynegy, Inc., Class A†	1,155	10,903
Mirant Corp.†	3,724	158,829
NRG Energy, Inc.†	4,144	172,266
Reliant Energy, Inc.†	15,200	409,640
		751,638
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	5,538	196,101
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	3,351	232,693
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,167	174,162
Airgas, Inc.	1,564	74,915
		249,077
Instruments-Controls — 0.0%
Mettler Toledo International, Inc.†	802	76,599
Instruments-Scientific — 0.3%
Applera Corp.	699	21,347
PerkinElmer, Inc.	639	16,652
Thermo Fisher Scientific, Inc.†	1,500	77,580
Waters Corp.†	6,943	412,137
		527,716
Insurance Brokers — 0.3%
AON Corp.	3,000	127,830
Arthur J. Gallagher & Co.	408	11,375
Brown & Brown, Inc.	5,777	145,234
Erie Indemnity Co.	203	10,970
Marsh & McLennan Cos., Inc.	3,200	98,816
Willis Group Holdings, Ltd.	2,700	118,962
		513,187
Insurance-Life/Health — 0.3%
CIGNA Corp.	10,314	538,597
Principal Financial Group	319	18,595
		557,192
Insurance-Multi-line — 0.4%
Assurant, Inc.	9,700	571,524
CNA Financial Corp.	59	2,814
Hanover Insurance Group, Inc.	56	2,732
HCC Insurance Holdings, Inc.	1,029	34,379

XL Capital, Ltd., Class A	462	38,942
		650,391
Insurance-Property/Casualty — 0.3%
Arch Capital Group, Ltd.†	2,500	181,350
Markel Corp.†	200	96,912
OneBeacon Insurance Group, Ltd.	4,500	113,985
Philadelphia Consolidated Holding Corp.†	924	38,623
W.R. Berkley Corp.	974	31,694
		462,564
Insurance-Reinsurance — 0.1%
Axis Capital Holdings, Ltd.	2,600	105,690
PartnerRe, Ltd.	268	20,770
RenaissanceRe Holdings, Ltd.	2,000	123,980
Transatlantic Holdings, Inc.	203	14,439
		264,879
Internet Content-Information/News — 0.1%
Baidu.com ADR†	1,300	218,374
WebMD Health Corp., Class A†	161	7,578
		225,952
Internet Infrastructure Software — 1.1%
Akamai Technologies, Inc.†	13,504	656,835
F5 Networks, Inc.†	15,887	1,280,492
		1,937,327
Internet Security — 0.9%
CheckFree Corp.†	4,426	177,925
McAfee, Inc.†	26,489	932,413
Symantec Corp.†	8,000	161,600
VeriSign, Inc.†	12,760	404,875
		1,676,813
Investment Management/Advisor Services — 1.4%
Affiliated Managers Group, Inc.†	2,133	274,645
BlackRock, Inc.	2,173	340,270
Eaton Vance Corp.	8,744	386,310
Federated Investors, Inc., Class B	5,801	222,353
Fortress Investment Group LLC, Class A	11,900	283,458
Janus Capital Group, Inc.	8,453	235,332
Legg Mason, Inc.	3,253	320,030
Nuveen Investments Inc., Class A	1,688	104,909
T. Rowe Price Group, Inc.	5,643	292,815
		2,460,122
Lasers-System/Components — 0.1%
Cymer, Inc.†	2,300	92,460
II-VI, Inc.†	3,400	92,378
		184,838
Leisure Products — 0.1%
WMS Industries, Inc.†	4,200	121,212
Linen Supply & Related Items — 0.1%
Cintas Corp.	6,143	242,218
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	478	39,211
Lincoln Electric Holdings, Inc.	622	46,177
		85,388
Machinery-Construction & Mining — 0.3%
Joy Global, Inc.	6,407	373,720
Terex Corp.†	2,190	178,047
		551,767
Machinery-Farming — 0.0%
AGCO Corp.†	1,271	55,174
Machinery-General Industrial — 0.2%
IDEX Corp.	7,273	280,301
Manitowoc Co., Inc.	1,325	106,504
		386,805
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	3,167	122,690
Machinery-Pumps — 0.5%
Flowserve Corp.	8,090	579,244
Graco, Inc.	6,713	270,400
		849,644
Medical Information Systems — 0.9%
Cerner Corp.†	17,397	965,012
IMS Health, Inc.	22,423	720,451
		1,685,463
Medical Instruments — 2.1%
ArthroCare Corp.†	1,900	83,429
Beckman Coulter, Inc.	1,068	69,078
Edwards Lifesciences Corp.†	3,624	178,808
Intuitive Surgical, Inc.†	7,696	1,067,974
Kyphon, Inc.†	10,700	515,205
St. Jude Medical, Inc.†	39,487	1,638,316
Techne Corp.†	4,338	248,177
		3,800,987
Medical Labs & Testing Services — 0.5%
Covance, Inc.†	1,350	92,556
Laboratory Corp. of America Holdings†	5,798	453,751
Quest Diagnostics, Inc.	6,527	337,120
		883,427
Medical Products — 0.6%
American Medical Systems Holdings, Inc.†	5,400	97,416
Becton, Dickinson & Co.	1,500	111,750
Biomet, Inc.	5,217	238,521
Henry Schein, Inc.†	4,987	266,455
The Cooper Cos., Inc.	380	20,262
Varian Medical Systems, Inc.†	6,808	289,408
Zimmer Holdings, Inc.†	1,300	110,357
		1,134,169
Medical-Biomedical/Gene — 2.0%
Celgene Corp.†	6,700	384,111
Charles River Laboratories International, Inc.†	12,188	629,145
deCODE Genetics, Inc.†	12,100	45,193
Digene Corp.†	11,700	702,585
Genzyme Corp.†	2,700	173,880
Illumina, Inc.†	3,600	146,124

Integra LifeSciences Holdings Corp.†	1,400	69,188
Invitrogen Corp.†	3,573	263,509
Martek Biosciences Corp.†	2,200	57,134
Millennium Pharmaceuticals, Inc.†	3,766	39,807
Millipore Corp.†	3,447	258,835
PDL BioPharma, Inc.†	2,477	57,714
Qiagen NV†	6,600	117,414
Vertex Pharmaceuticals, Inc.†	20,441	583,795
		3,528,434
Medical-Drugs — 2.4%
Abraxis Bioscience, Inc.†	545	12,115
Allergan, Inc.	15,402	887,771
Auxilium Pharmaceuticals, Inc.†	19,400	309,236
Cephalon, Inc.†	12,406	997,318
Elan Corp. PLC ADR†	38,100	835,533
Endo Pharmaceuticals Holdings, Inc.†	2,842	97,282
Forest Laboratories, Inc.†	6,798	310,329
Sepracor, Inc.†	4,761	195,296
Shionogi & Co., Ltd.	34,000	555,046
		4,199,926
Medical-Generic Drugs — 0.1%
Barr Pharmaceuticals, Inc.†	2,331	117,086
Mylan Laboratories, Inc.	5,282	96,080
Watson Pharmaceuticals, Inc.†	1,265	41,150
		254,316
Medical-HMO — 1.2%
Coventry Health Care, Inc.†	19,855	1,144,641
Health Net, Inc.†	7,485	395,208
Humana, Inc.†	7,370	448,907
Sierra Health Services, Inc.†	1,178	48,981
WellCare Health Plans, Inc.†	879	79,558
		2,117,295
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	175	7,079
Health Management Assoc., Inc., Class A	2,700	30,672
Tenet Healthcare Corp.†	7,778	50,635
Triad Hospitals, Inc.†	97	5,214
Universal Health Services, Inc., Class B	266	16,359
		109,959
Medical-Nursing Homes — 0.1%
Manor Care, Inc.	3,754	245,099
Medical-Outpatient/Home Medical — 0.2%
Lincare Holdings, Inc.†	6,981	278,193
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	1,859	91,965
Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	7,523	912,991
Metal-Iron — 0.0%
Cleveland-Cliffs, Inc.	872	67,728
Mining — 0.1%
Agnico-Eagle Mines, Ltd.	3,000	109,500
Motion Pictures & Services — 0.4%
Dreamworks Animation SKG, Inc., Class A†	25,711	741,505
Motorcycle/Motor Scooter — 0.4%
Harley-Davidson, Inc.	12,671	755,318
Multimedia — 0.2%
Meredith Corp.	3,022	186,155
The E.W. Scripps Co., Class A	2,100	95,949
The McGraw-Hill Cos., Inc.	1,600	108,928
		391,032
Music — 0.0%
Warner Music Group Corp.	421	6,083
Networking Products — 0.3%
Foundry Networks, Inc.†	7,500	124,950
Juniper Networks, Inc.†	15,926	400,857
		525,807
Non-Ferrous Metals — 0.4%
Titanium Metals Corp.†	1,449	46,223
Uranium One, Inc.†	57,870	737,194
		783,417
Non-Hazardous Waste Disposal — 0.5%
Allied Waste Industries, Inc.†	923	12,424
Republic Services, Inc.	30,958	948,553
		960,977
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,817	178,712
Office Furnishings-Original — 0.1%
HNI Corp.	2,418	99,138
Steelcase, Inc. Class A	1,382	25,567
		124,705
Office Supplies & Forms — 0.2%
Avery Dennison Corp.	4,433	294,706
Oil & Gas Drilling — 1.4%
Diamond Offshore Drilling, Inc.	10,949	1,111,981
ENSCO International, Inc.	2,936	179,125
GlobalSantaFe Corp.	4,843	349,907
Nabors Industries, Ltd.†	8,572	286,133
Noble Corp.	2,847	277,639
Pride International, Inc.†	2,611	97,808
Rowan Cos., Inc.	1,678	68,764
Todco, Class A†	1,227	57,927
		2,429,284
Oil Companies-Exploration & Production — 1.6%
Bill Barrett Corp.†	2,700	99,441
Cabot Oil & Gas Corp.	13,658	503,707
Chesapeake Energy Corp.	5,706	197,428
CNX Gas Corp.†	593	18,146
ComptonPetroleum Corp.†	8,600	85,570
Continental Resources, Inc.†	294	4,704
Denbury Resources, Inc.†	2,572	96,450
EOG Resources, Inc.	8,200	599,092
Mariner Energy, Inc.†	5,700	138,225
Murphy Oil Corp.	5,800	344,752
Noble Energy, Inc.	515	32,131
Quicksilver Resources, Inc.†	1,064	47,433

Range Resources Corp.	3,144	117,617
Southwestern Energy Co.†	3,608	160,556
Ultra Petroleum Corp.†	3,200	176,768
Unit Corp.†	771	48,504
W&T Offshore, Inc.	372	10,412
XTO Energy, Inc.	2,833	170,263
		2,851,199
Oil Field Machinery & Equipment — 1.3%
Cameron International Corp.†	8,940	638,942
Dresser Rand Group, Inc.†	1,823	72,008
FMC Technologies, Inc.†	7,279	576,642
Grant Prideco, Inc.†	11,707	630,188
National-Oilwell Varco, Inc.†	3,773	393,298
		2,311,078
Oil Refining & Marketing — 0.3%
Cheniere Energy, Inc.†	1,075	41,699
Frontier Oil Corp.	1,177	51,517
Holly Corp.	960	71,222
Sunoco, Inc.	2,580	205,575
Tesoro Corp.	2,903	165,907
Western Refining, Inc.	301	17,398
		553,318
Oil-Field Services — 1.5%
BJ Services Co.	11,931	339,317
Core Laboratories NV†	3,700	376,253
Global Industries, Ltd.†	1,956	52,460
Helix Energy Solutions Group, Inc.†	1,548	61,781
Oceaneering International, Inc.†	1,158	60,957
Smith International, Inc.	13,259	777,508
Superior Energy Services, Inc.†	1,714	68,423
TETRA Technologies, Inc.†	5,943	167,592
Tidewater, Inc.	785	55,641
Weatherford International, Ltd.†	11,666	644,430
		2,604,362
Optical Supplies — 0.0%
Advanced Medical Optics, Inc.†	1,273	44,402
Bausch & Lomb, Inc.	251	17,430
		61,832
Paper & Related Products — 0.0%
Domtar Corp.†	4,636	51,738
Rayonier, Inc.	100	4,514
		56,252
Patient Monitoring Equipment — 0.1%
Mindray Medical International, Ltd. ADR	6,500	198,445
Pharmacy Services — 0.8%
Express Scripts, Inc.†	13,136	656,931
Medco Health Solutions, Inc.†	9,300	725,307
Omnicare, Inc.	312	11,251
		1,393,489
Physicians Practice Management — 0.1%
Healthways, Inc.†	3,300	156,321
Pediatrix Medical Group, Inc.†	1,030	56,804
		213,125
Pipelines — 0.5%
Equitable Resources, Inc.	1,963	97,286
Questar Corp.	626	33,084
Williams Cos., Inc.	22,948	725,616
		855,986
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	424	22,989
Printing-Commercial — 0.3%
VistaPrint, Ltd.†	15,800	604,350
Private Corrections — 0.0%
Corrections Corp. of America†	1,305	82,359
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	1,078	52,057
Publishing-Newspapers — 0.1%
Dow Jones & Co., Inc.	1,267	72,789
The New York Times Co., Class A	766	19,457
		92,246
Racetrack — 0.1%
Penn National Gaming, Inc.†	1,560	93,740
Radio — 0.1%
Salem Communications Corp., Class A†	2,900	32,161
Sirius Satellite Radio, Inc.†	31,062	93,807
XM Satellite Radio Holdings, Inc., Class A†	6,067	71,409
		197,377
Real Estate Investment Trusts — 0.9%
Apartment Investment & Management Co., Class A	111	5,597
Camden Property Trust	8,000	535,760
Duke Realty Corp.	2,126	75,834
Essex Property Trust, Inc.	238	27,679
Federal Realty Investment Trust	621	47,978
General Growth Properties, Inc.	2,538	134,387
Health Care REIT, Inc.	214	8,637
Kilroy Realty Corp.	695	49,234
ProLogis	4,770	271,413
Public Storage, Inc.	204	15,671
Taubman Centers, Inc.	629	31,205
The Macerich Co.	1,523	125,526
UDR, Inc.	2,886	75,902
Ventas, Inc.	2,831	102,624
Weingarten Realty Investors, Inc.	1,634	67,157
		1,574,604
Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	4,148	151,402
Jones Lang LaSalle, Inc.	782	88,757
		240,159
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A	1,532	94,188
The St. Joe Co.	1,580	73,217
		167,405

Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†	771	21,920
Hertz Global Holdings, Inc.†	4,441	117,997
		139,917
Research & Development — 0.5%
Pharmaceutical Product Development, Inc.	21,699	830,421
Respiratory Products — 0.3%
ResMed, Inc.†	6,754	278,670
Respironics, Inc.†	4,964	211,417
		490,087
Retail-Apparel/Shoe — 1.9%
Abercrombie & Fitch Co., Class A	1,864	136,035
American Eagle Outfitters, Inc.	3,945	101,229
AnnTaylor Stores Corp.†	4,379	155,104
Chico’s FAS, Inc.†	3,739	91,007
J Crew Group, Inc.†	14,600	789,714
Limited Brands, Inc.	7,470	205,051
Men’s Wearhouse, Inc.	2,250	114,908
Nordstrom, Inc.	5,474	279,831
Ross Stores, Inc.	9,651	297,251
The Children’s Place Retail Stores, Inc.†	5,500	284,020
Under Armour, Inc., Class A†	18,200	830,830
Urban Outfitters, Inc.†	7,006	168,354
		3,453,334
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	5,262	213,269
AutoZone, Inc.†	985	134,571
O’Reilly Automotive, Inc.†	5,824	212,867
		560,707
Retail-Automobile — 0.1%
CarMax, Inc.†	4,593	117,122
Copart, Inc.†	1,355	41,449
		158,571
Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc.†	14,987	539,382
Retail-Bookstore — 0.0%
Barnes & Noble, Inc.	97	3,732
Retail-Catalog Shopping — 0.0%
Coldwater Creek, Inc.†	1,311	30,455
MSC Industrial Direct Co., Inc., Class A	978	53,790
		84,245
Retail-Computer Equipment — 0.4%
GameStop Corp., Class A†	20,244	791,540
Retail-Consumer Electronics — 0.1%
Circuit City Stores, Inc.	1,566	23,615
RadioShack Corp.	2,022	67,009
		90,624
Retail-Discount — 1.3%
Big Lots, Inc.†	2,393	70,402
Dollar General Corp.	6,671	146,228
Dollar Tree Stores, Inc.†	29,671	1,292,172
Family Dollar Stores, Inc.	8,109	278,301
TJX Cos., Inc.	21,959	603,873
		2,390,976
Retail-Gardening Products — 0.1%
Tractor Supply Co.†	2,934	152,715
Retail-Jewelry — 0.3%
Tiffany & Co.	9,596	509,164
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	7,433	234,734
Retail-Major Department Stores — 0.5%
J.C. Penney Co., Inc.	4,797	347,207
Saks, Inc.	23,173	494,743
		841,950
Retail-Office Supplies — 0.2%
Office Depot, Inc.†	5,838	176,891
OfficeMax, Inc.	735	28,886
Staples, Inc.	8,900	211,197
		416,974
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	8,289	268,978
Retail-Regional Department Stores — 0.4%
Kohl’s Corp.†	9,500	674,785
Retail-Restaurants — 0.9%
Brinker International, Inc.	2,411	70,570
Burger King Holdings, Inc.	1,350	35,559
Darden Restaurants, Inc.	3,003	132,102
Panera Bread Co., Class A†	2,703	124,500
The Cheesecake Factory, Inc.†	4,179	102,469
Tim Hortons Inc	9,123	280,532
Wendy’s International, Inc.	1,854	68,135
Yum! Brands, Inc.	25,128	822,188
		1,636,055
Retail-Sporting Goods — 1.0%
Dick’s Sporting Goods, Inc.†	30,859	1,795,068
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.	194	8,841
Rubber-Tires — 0.1%
The Goodyear Tire & Rubber Co.†	4,455	154,856
Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial	323	11,925
Hudson City Bancorp, Inc.	4,603	56,249
People’s United Financial, Inc.	3,193	56,612
TFS Financial Corp.†	398	4,593
		129,379
Schools — 0.6%
Apollo Group, Inc., Class A†	7,392	431,914
Career Education Corp.†	2,018	68,148
DeVry, Inc.	4,500	153,090
ITT Educational Services, Inc.†	2,965	348,032
Laureate Education, Inc.†	866	53,398
		1,054,582
Semiconductor Equipment — 0.5%
KLA-Tencor Corp.	5,871	322,611
Lam Research Corp.†	5,269	270,827

Novellus Systems, Inc.†	1,747	49,562
Teradyne, Inc.†	8,835	155,319
Varian Semiconductor Equipment Associates, Inc.†	1,912	76,595
		874,914
Semiconductors Components-Intergrated Circuits — 1.5%
Analog Devices, Inc.	18,149	683,128
Cypress Semiconductor Corp.†	3,212	74,808
Integrated Device Technology, Inc.†	8,412	128,451
Linear Technology Corp.	19,692	712,457
Marvell Technology Group, Ltd.†	23,432	426,697
Maxim Integrated Products, Inc.	19,259	643,443
		2,668,984
Soap & Cleaning Preparation — 0.7%
Church & Dwight Co., Inc.	25,717	1,246,246
Steel-Producers — 0.4%
AK Steel Holding Corp.†	2,365	88,380
Carpenter Technology Corp.	3,909	509,382
Chaparral Steel Co.	995	71,511
Reliance Steel & Aluminum Co.	140	7,876
Steel Dynamics, Inc.	670	28,080
		705,229
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	2,170	227,590
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	1,813	65,503
JDS Uniphase Corp.†	2,397	32,192
		97,695
Telecom Services — 0.5%
Amdocs, Ltd.†	19,600	780,472
NeuStar Inc., Class A†	5,911	171,242
		951,714
Telecommunication Equipment — 0.2%
Avaya, Inc.†	2,475	41,679
CommScope, Inc.†	1,301	75,913
Harris Corp.	2,853	155,631
		273,223
Telephone-Integrated — 0.2%
Citizens Communications Co.	1,280	19,546
Level 3 Communications, Inc.†	32,500	190,125
Telephone and Data Systems, Inc.	976	61,068
Windstream Corp.	5,596	82,597
		353,336
Television — 0.1%
Central European Media Enterprises, Ltd. Class A†	659	64,305
CTC Media, Inc.†	1,104	29,963
		94,268
Theater — 0.0%
Regal Entertainment Group, Class A	1,347	29,540
Therapeutics — 0.6%
Amylin Pharmaceuticals, Inc.†	20,695	851,806
ImClone Systems, Inc.†	1,272	44,978
Medarex, Inc.†	7,200	102,888
Theravance, Inc.†	3,300	105,600
Warner Chilcott, Ltd., Class A†	1,927	34,860
		1,140,132
Tobacco — 0.1%
Loews Corp. - Carolina Group	1,366	105,551
UST, Inc.	1,878	100,867
		206,418
Tools-Hand Held — 0.1%
Black & Decker Corp.	725	64,025
Stanley Works	569	34,538
		98,563
Toys — 0.1%
Hasbro, Inc.	1,141	35,839
Mattel, Inc.	3,743	94,660
		130,499
Transactional Software — 0.3%
VeriFone Holdings, Inc.†	16,820	592,905
Transport-Equipment & Leasng — 0.0%
Aircastle, Ltd.	526	20,940
GATX Corp.	423	20,833
		41,773
Transport-Marine — 0.1%
Frontline, Ltd.	1,030	47,226
Kirby Corp.†	1,132	43,457
		90,683
Transport-Rail — 0.1%
CSX Corp.	1,588	71,587
Kansas City Southern†	981	36,827
		108,414
Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	9,395	493,425
Expeditors International of Washington, Inc.	11,728	484,366
UTi Worldwide, Inc.	8,602	230,448
		1,208,239
Transport-Truck — 0.3%
Con-way, Inc.	756	37,982
J.B. Hunt Transport Services, Inc.	2,069	60,663
Landstar System, Inc.	7,480	360,910
		459,555
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	1,785	67,277
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	1,076	42,663
NBTY, Inc.†	1,175	50,760
		93,423
Water — 0.0%
Aqua America, Inc.	192	4,318
Water Treatment Systems — 0.0%
Nalco Holding Co.	3,067	84,189

Web Hosting/Design — 0.7%
Equinix, Inc.†	12,700	1,161,669
Web Portals/ISP — 0.1%
SINA Corp.†	4,400	184,184
Wire & Cable Products — 0.0%
General Cable Corp.†	1,111	84,158
Wireless Equipment — 1.4%
American Tower Corp.†	41,977	1,763,034
Crown Castle International Corp.†	4,029	146,132
SBA Communcations Corp.† Class A	16,384	550,338
		2,459,504
X-Ray Equipment — 0.9%
Hologic, Inc.†	28,176	1,558,415
Total Common Stock (cost $143,217,877)		174,877,812
EXCHANGE TRADED FUNDS — 1.8%
Index Fund — 1.8%
iShares Russell Midcap Growth Index Fund	18,000	2,050,380
Oil Service HOLDRs Trust	7,200	1,258,920
Total Exchange Traded Funds (cost $2,830,014)		3,309,300
OPTIONS - PURCHASED — 0.0%
Garmin, Ltd. Aug 07 (Strike price $65.00) (cost $30,142)	202	24,240
Total Long-Term Investment Securities (cost $146,078,033)		178,211,352
SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Company — 0.2%
T. Rowe Price Reserve Investment Fund	389,776	389,776
U.S. Government Agencies — 0.5%
Federal Home Loan Bank Discount Notes 4.75% due 07/02/07	800,000	799,895
U.S. Government Treasuries — 0.0%
United States Treasury Bills 4.53% due 09/13/07	60,000	59,441
Total Short-Term Investment Securities (cost $1,249,112)		1,249,112
REPURCHASE AGREEMENTS — 0.7%
Bank of America Joint Repurchase Agreement(1)	1,085,000	1,085,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 06/30/07, to be repurchased 07/02/07 in the amount of $135,041 and collateralized by United States Treasury Bonds, bearing interest at 8.00% due 11/15/21 and having approximate value of $141,075	135,000	135,000
Total Repurchase Agreements (cost $1,220,000)		1,220,000
TOTAL INVESTMENTS (cost $148,547,145)(2)	101.1%	180,680,464
Liabilities in excess of other assets	(1.1)	(2,047,693)
NET ASSETS	100.0%	$178,632,771

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 4 for cost of investments on a tax basis
(3)	The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR	— American Depository Receipt

Open call option contracts written at June 30, 2007 were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at June 30, 2007	Unrealized Appreciation (Depreciation)
Garmin, Ltd.	August 2007	$85.00	121	$9,068	$10,890	$(1,822)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of March 31, 2007	Unrealized Appreciation (Depreciation)
2 Long	S&P Midcap 400 Index	September 2007	$898,409	$904,200	$5,791

See Notes to Portfolio of Investments

Seasons Series Trust

Mid Cap Value Portfolio

Portfolio of Investments — June 30, 2007
(unaudited)

Security Description	Shares / Principal Amount	Value (Note 1)
COMMON STOCK — 97.2%
Advertising Agency — 0.8%
Interpublic Group of Cos., Inc.†	184,365	$2,101,761
Advertising Services — 1.1%
Getty Images, Inc.†	962	45,993
R.H. Donnelley Corp.†	34,275	2,597,360
		2,643,353
Aerospace/Defense — 0.5%
Rockwell Collins, Inc.	16,352	1,155,106
Spirit Aerosystems Holdings, Inc., Class A†	484	17,448
		1,172,554
Aerospace/Defense-Equipment — 0.2%
Alliant Techsystems, Inc.†	4,593	455,396
DRS Technologies, Inc.	1,449	82,984
		538,380
Agricultural Chemicals — 0.5%
Monsanto Co.	13,800	932,052
Potash Corp. of Saskatchewan, Inc.	3,500	272,895
		1,204,947
Agricultural Operations — 0.2%
Bunge, Ltd.	4,548	384,306
Airlines — 0.4%
Northwest Airlines Corp.†	3,341	74,170
Southwest Airlines Co.	47,437	707,286
UAL Corp.†	1,772	71,925
US Airways Group, Inc.†	3,065	92,778
		946,159
Apparel Manufacturers — 0.3%
Jones Apparel Group, Inc.	4,102	115,881
Liz Claiborne, Inc.	9,470	353,231
VF Corp.	3,365	308,167
		777,279
Appliances — 0.0%
Whirlpool Corp.	844	93,853
Applications Software — 0.0%
Compuware Corp.†	2,144	25,428
Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.†	127,603	1,202,020
Auto/Truck Parts & Equipment-Original — 1.1%
ArvinMeritor, Inc.	9,900	219,780
Autoliv, Inc.	1,761	100,148
BorgWarner, Inc.	1,729	148,763
Johnson Controls, Inc.	15,540	1,799,066
Tenneco, Inc.†	12,138	425,316
TRW Automotive Holdings Corp.†	1,599	58,891
		2,751,964
Banks-Commercial — 3.1%
Associated Banc-Corp.	4,804	157,091
BancorpSouth, Inc.	3,096	75,728
Bank of Hawaii Corp.	1,238	63,930
BOK Financial Corp.	838	44,766
City National Corp.	1,541	117,255
Colonial BancGroup, Inc.	5,987	149,495
Commerce Bancorp, Inc.	20,340	752,377
Commerce Bancshares, Inc.	14,169	641,856
Compass Bancshares, Inc.	4,961	342,210
Cullen/Frost Bankers, Inc.	2,261	120,896
East West Bancorp, Inc.	2,300	89,424
First Citizens BancShares, Inc., Class A	226	43,934
First Horizon National Corp.	15,710	612,690
Fulton Financial Corp.	6,523	94,062
M&T Bank Corp.	8,896	950,982
Marshall & Ilsley Corp.	9,760	464,869
Popular, Inc.	10,523	169,105
Sky Financial Group, Inc.†	4,440	123,698
Synovus Financial Corp.	6,507	199,765
TCF Financial Corp.	4,871	135,414
UnionBanCal Corp.	1,801	107,520
Valley National Bancorp	4,533	101,947
Webster Financial Corp.	27,972	1,193,565
Whitney Holding Corp.	2,545	76,604
Zions Bancorp.	9,606	738,797
		7,567,980
Banks-Fiduciary — 0.5%
Northern Trust Corp.	19,354	1,243,301
Wilmington Trust Corp.	2,589	107,469
		1,350,770
Banks-Super Regional — 1.1%
Comerica, Inc.	5,874	349,327
Huntington Bancshares, Inc.	8,886	202,068
KeyCorp	63,643	2,184,864
		2,736,259
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.†	600	59,760
Beverages-Non-alcoholic — 1.0%
Coca-Cola Enterprises, Inc.	89,740	2,153,760
Pepsi Bottling Group, Inc.	10,166	342,391
PepsiAmericas, Inc.	2,222	54,572
		2,550,723
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	868	63,433
Constellation Brands, Inc., Class A†	7,221	175,326
		238,759
Brewery — 0.1%
Molson Coors Brewing Co., Class B	2,063	190,745
Broadcast Services/Program — 0.7%
Clear Channel Communications, Inc.	22,400	847,168
Discovery Holding Co., Class A†	4,730	108,743
Liberty Global, Inc., Class A†	7,101	291,425
Liberty Media Corp.-Capital, Series A †	4,860	571,925
		1,819,261
Building & Construction Products-Misc. — 0.3%
Armstrong World Industries, Inc.†	732	36,710
Masco Corp.	13,402	381,555
Owens Corning, Inc.†	4,153	139,665
USG Corp.†	3,019	148,052
		705,982
Building Products-Air & Heating — 0.4%
American Standard Cos., Inc.	9,682	571,044
Lennox International, Inc.	13,047	446,599
		1,017,643

Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	113	5,101
Building-Residential/Commerical — 0.7%
Centex Corp.	4,294	172,189
D.R. Horton, Inc.	11,832	235,812
KB Home Corp.	2,900	114,173
Lennar Corp., Class A	18,885	690,436
M.D.C Holdings, Inc.	1,316	63,642
NVR, Inc.†	98	66,615
Pulte Homes, Inc.	5,135	115,281
Ryland Group, Inc.	1,584	59,194
Toll Brothers, Inc.†	4,748	118,605
		1,635,947
Cable TV — 0.4%
Cablevision Systems Corp., Class A†	5,565	201,398
Charter Communications, Inc., Class A†	164,384	665,755
		867,153
Casino Hotels — 0.3%
Boyd Gaming Corp.	9,400	462,386
Harrah’s Entertainment, Inc.	2,996	255,439
Station Casinos, Inc.	693	60,152
		777,977
Cellular Telecom — 0.3%
MetroPCS Communications, Inc.†	19,500	644,280
US Cellular Corp.†	425	38,505
		682,785
Chemicals-Diversified — 0.7%
Celanese Corp., Class A	11,757	455,936
FMC Corp.	1,442	128,900
Huntsman Corp.	3,402	82,703
Lyondell Chemical Co.	8,716	323,538
PPG Industries, Inc.	6,184	470,664
Rohm & Haas Co.	2,635	144,082
Westlake Chemical Corp.	723	20,331
		1,626,154
Chemicals-Specialty — 2.4%
Albemarle Corp.	5,642	217,386
Ashland, Inc.	2,114	135,190
Cabot Corp.	679	32,375
Chemtura Corp.	154,277	1,714,017
Cytec Industries, Inc.	1,586	101,139
Eastman Chemical Co.	26,369	1,696,318
International Flavors & Fragrances, Inc.	857	44,684
Lubrizol Corp.	1,924	124,194
Mosaic Co.†	45,628	1,780,405
Sigma-Aldrich Corp.	3,453	147,340
		5,993,048
Coatings/Paint — 0.0%
RPM International, Inc.	638	14,744
Valspar Corp.	3,407	96,793
		111,537
Commercial Services — 0.3%
Arbitron, Inc.	4,800	247,344
ChoicePoint, Inc.†	10,336	438,763
Convergys Corp.†	5,157	125,006
ServiceMaster Co.	2,159	33,378
		844,491
Commercial Services-Finance — 0.5%
H&R Block, Inc.	49,031	1,145,854
Computer Services — 0.3%
Affiliated Computer Services, Inc., Class A†	2,028	115,028
Ceridian Corp.†	530	18,550
Computer Sciences Corp.†	6,525	385,954
Electronic Data Systems Corp.	8,051	223,254
Unisys Corp.†	13,100	119,734
		862,520
Computers-Integrated Systems — 0.1%
NCR Corp.†	5,930	311,562
Computers-Memory Devices — 0.7%
SanDisk Corp.†	7,290	356,773
Seagate Technology	56,185	1,223,147
Western Digital Corp.†	5,868	113,546
		1,693,466
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,624	80,079
Consulting Services — 0.2%
BearingPoint, Inc.†	64,244	469,624
Hewitt Associates Inc., Class A†	1,342	42,944
		512,568
Consumer Products-Misc. — 1.1%
Clorox Co.	20,850	1,294,785
Fortune Brands, Inc.	14,754	1,215,287
Jarden Corp.†	1,052	45,246
Scotts Miracle-Gro Co., Class A	1,336	57,368
		2,612,686
Containers-Metal/Glass — 0.6%
Ball Corp.	29,000	1,541,930
Owens-Illinois, Inc.†	367	12,845
		1,554,775
Containers-Paper/Plastic — 0.5%
Bemis Co., Inc.	3,940	130,729
Pactiv Corp.†	27,900	889,731
Sealed Air Corp.	5,246	162,731
Sonoco Products Co.	3,767	161,265
		1,344,456
Cosmetics & Toiletries — 0.0%
Alberto-Culver Co.	2,626	62,288
Avon Products, Inc.	1,289	47,371
		109,659
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	5,018	215,674
Data Processing/Management — 0.1%
Fair Isaac Corp.	1,947	78,114
Fidelity National Information Services, Inc.	1,139	61,825
		139,939

Direct Marketing — 0.0%
Harte-Hanks, Inc.	567	14,561
Distribution/Wholesale — 1.2%
Genuine Parts Co.	34,318	1,702,173
Ingram Micro, Inc., Class A†	5,465	118,645
Tech Data Corp.†	2,071	79,650
WW Grainger, Inc.	10,436	971,070
		2,871,538
Diversified Manufacturing Operations — 2.1%
Carlisle Cos., Inc.	1,702	79,160
Cooper Industries, Ltd.	25,283	1,443,406
Crane Co.	1,918	87,173
Dover Corp.	5,221	267,054
Eaton Corp.	11,967	1,112,931
Ingersoll-Rand Co., Ltd., Class A	10,658	584,272
ITT, Inc.	5,990	408,997
Leggett & Platt, Inc.	6,673	147,140
Parker Hannifin Corp.	4,363	427,181
Pentair, Inc.	7,259	279,980
SPX Corp.	2,144	188,265
Teleflex, Inc.	1,476	120,707
Trinity Industries, Inc.	381	16,589
		5,162,855
Diversified Operations — 0.1%
Leucadia National Corp.	6,176	217,704
E-Commerce/Services — 0.4%
Expedia, Inc.†	7,616	223,073
IAC/InterActive Corp.†	6,139	212,471
Liberty Media Corp., Series A†	9,843	219,794
Monster Worldwide, Inc.†	10,600	435,660
		1,090,998
Electric Products-Misc. — 0.0%
Molex, Inc.	2,229	66,892
Electric-Integrated — 10.0%
Alliant Energy Corp.	4,285	166,472
Ameren Corp.	39,398	1,930,896
American Electric Power Co., Inc.	26,735	1,204,144
CMS Energy Corp.	102,888	1,769,673
Consolidated Edison, Inc.	10,190	459,773
Constellation Energy Group, Inc.	5,346	466,011
DPL, Inc.	51,656	1,463,931
DTE Energy Co.	6,632	319,795
Edison International	39,472	2,215,169
Energy East Corp.	5,953	155,314
Entergy Corp.	23,039	2,473,237
FirstEnergy Corp.	15,157	981,113
Great Plains Energy, Inc.	3,239	94,320
Hawaiian Electric Industries, Inc.	3,087	73,131
Integrys Energy Group, Inc.	2,851	144,631
MDU Resources Group, Inc.	6,850	192,074
NiSource, Inc.	84,024	1,740,137
Northeast Utilities	62,022	1,758,944
NSTAR	4,023	130,546
OGE Energy Corp.	3,456	126,662
Pepco Holdings, Inc.	7,273	205,098
PG&E Corp.	38,899	1,762,125
Pinnacle West Capital Corp.	3,776	150,474
PPL Corp.	45,697	2,138,163
Progress Energy, Inc.	9,713	442,816
Puget Energy, Inc.	31,302	756,882
SCANA Corp.	6,915	264,775
Sierra Pacific Resources†	7,118	124,992
TECO Energy, Inc.	7,896	135,653
Wisconsin Energy Corp.	17,122	757,306
Xcel Energy, Inc.	15,404	315,320
		24,919,577
Electronic Components-Misc. — 0.1%
AVX Corp.	1,528	25,579
Jabil Circuit, Inc.	2,565	56,610
Sanmina-SCI Corp.†	15,529	48,606
Solectron Corp.†	23,111	85,048
Vishay Intertechnology, Inc.†	5,788	91,566
		307,409
Electronic Components-Semiconductors — 0.5%
Advanced Micro Devices, Inc.†	12,346	176,548
Cree, Inc.†	2,384	61,626
Fairchild Semiconductor International, Inc.†	2,741	52,956
International Rectifier Corp.†	2,114	78,768
Intersil Corp., Class A	2,306	72,547
LSI Logic Corp.†	43,458	326,370
Micron Technology, Inc.†	19,203	240,614
National Semiconductor Corp.	8,128	229,778
QLogic Corp.†	607	10,106
Rambus, Inc.†	828	14,887
		1,264,200
Electronic Connectors — 0.7%
Amphenol Corp. Class A	46,968	1,674,409
Electronic Design Automation — 0.7%
Cadence Design Systems, Inc.†	82,291	1,807,110
Electronic Measurement Instruments — 0.0%
Tektronix, Inc.	2,382	80,369
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	2,100	80,703
Avnet, Inc.†	2,325	92,163
		172,866
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	3,130	304,831
Engineering/R&D Services — 0.4%
KBR, Inc.†	38,989	1,022,681
Shaw Group, Inc.†	259	11,989
URS Corp.†	1,510	73,311
		1,107,981
Engines-Internal Combustion — 0.3%
Cummins, Inc.	8,500	860,285
Enterprise Software/Service — 0.5%
CA, Inc.	5,817	150,253
Novell, Inc.†	11,429	89,032
Sybase, Inc.†	41,500	991,435
		1,230,720

Entertainment Software — 0.6%
Activision, Inc.†	78,126	1,458,612
Filtration/Separation Products — 0.0%
Pall Corp.	403	18,534
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	4,140	109,917
Finance-Commercial — 0.6%
CapitalSource, Inc.	1,937	47,631
CIT Group, Inc.	24,796	1,359,565
		1,407,196
Finance-Consumer Loans — 0.0%
Student Loan Corp.	151	30,789
Finance-Investment Banker/Broker — 0.9%
AG Edwards, Inc.	381	32,214
E*TRADE Financial Corp.†	20,338	449,266
Jefferies Group, Inc.	4,725	127,480
Lazard, Ltd.	5,809	261,579
Raymond James Financial, Inc.	3,544	109,510
The Bear Stearns Cos., Inc.	8,104	1,134,560
		2,114,609
Finance-Mortgage Loan/Banker — 0.0%
IndyMac Bancorp, Inc.	2,772	80,859
Finance-Other Services — 0.0%
The Nasdaq Stock Market, Inc.†	849	25,224
Financial Guarantee Insurance — 1.6%
Ambac Financial Group, Inc.	25,045	2,183,673
MBIA, Inc.	4,927	306,558
MGIC Investment Corp.	9,273	527,263
PMI Group, Inc.	11,067	494,363
Radian Group, Inc.	6,346	342,684
		3,854,541
Food-Canned — 0.0%
Del Monte Foods Co.	7,606	92,489
Food-Confectionery — 0.1%
The Hershey Co.	1,866	94,457
The J. M. Smucker Co.	2,133	135,787
WM Wrigley Jr. Co.	1,083	59,900
		290,144
Food-Dairy Products — 0.1%
Dean Foods Co.	4,574	145,773
Food-Meat Products — 0.6%
Hormel Foods Corp.	2,785	104,020
Smithfield Foods, Inc.†	35,979	1,107,793
Tyson Foods, Inc., Class A	9,952	229,294
		1,441,107
Food-Misc. — 0.5%
Campbell Soup Co.	3,755	145,731
ConAgra Foods, Inc.	18,763	503,974
Corn Products International, Inc.	2,804	127,442
H.J. Heinz Co.	5,494	260,800
McCormick & Co., Inc.	1,659	63,341
Sara Lee Corp.	13,199	229,663
		1,330,951
Food-Retail — 1.3%
Safeway, Inc.	62,302	2,120,137
The Kroger Co.	36,100	1,015,493
		3,135,630
Food-Wholesale/Distribution — 0.9%
SUPERVALU, Inc.	45,419	2,103,808
Forestry — 0.1%
Plum Creek Timber Co., Inc.	6,139	255,751
Funeral Services & Related Items — 0.1%
Service Corp. International	11,074	141,526
Gas-Distribution — 0.9%
AGL Resources, Inc.	7,508	303,924
Atmos Energy Corp.	3,345	100,551
Energen Corp.	2,702	148,448
KeySpan Corp.	6,621	277,950
ONEOK, Inc.	4,183	210,865
Sempra Energy	9,938	588,628
Southern Union Co.	4,049	131,957
Southwest Gas Corp.	8,500	287,385
UGI Corp.	4,002	109,174
Vectren Corp.	2,882	77,612
		2,236,494
Home Decoration Products — 1.0%
Newell Rubbermaid, Inc.	80,008	2,354,635
Hospital Beds/Equipment — 0.1%
Hillenbrand Industries, Inc.	1,926	125,190
Kinetic Concepts, Inc.†	365	18,969
		144,159
Hotels/Motels — 0.1%
Orient-Express Hotels, Ltd.	85	4,539
Wyndham Worldwide Corp.†	6,359	230,577
		235,116
Independent Power Producers — 0.3%
Dynegy, Inc., Class A†	10,675	100,772
Mirant Corp.†	3,036	129,485
NRG Energy, Inc.†	1,780	73,995
Reliant Energy, Inc.†	12,869	346,820
		651,072
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	9,536	766,408
Airgas, Inc.	15,020	719,458
		1,485,866
Instruments-Scientific — 0.4%
Applera Corp.	5,727	174,902
PerkinElmer, Inc.	29,294	763,402
		938,304
Insurance Brokers — 0.3%
AON Corp.	11,060	471,266
Arthur J. Gallagher & Co.	3,003	83,724
Erie Indemnity Co.	1,466	79,223
		634,213
Insurance-Life/Health — 1.6%
Conseco, Inc.†	55,204	1,153,211
Genworth Financial, Inc., Class A	21,481	738,946

Nationwide Financial Services, Inc., Class A	1,994	126,061
Principal Financial Group	9,523	555,096
Protective Life Corp.	2,640	126,218
Reinsurance Group of America, Inc.	1,107	66,686
StanCorp Financial Group, Inc.	2,012	105,590
Torchmark Corp.	3,597	240,999
UnumProvident Corp.	29,337	765,989
		3,878,796
Insurance-Multi-line — 2.0%
ACE, Ltd.	12,400	775,248
American Financial Group, Inc.	3,098	105,797
American National Insurance Co.	591	90,187
Assurant, Inc.	15,818	931,996
Cincinnati Financial Corp.	6,467	280,668
CNA Financial Corp.	1,020	48,644
Hanover Insurance Group, Inc.	1,840	89,774
HCC Insurance Holdings, Inc.	2,398	80,117
Old Republic International Corp.	8,717	185,323
Unitrin, Inc.	1,719	84,540
XL Capital, Ltd., Class A	28,285	2,384,143
		5,056,437
Insurance-Property/Casualty — 0.9%
Alleghany Corp.†	183	74,390
Arch Capital Group, Ltd.†	1,917	139,059
Fidelity National Title Group, Inc., Class A	8,349	197,871
First American Corp.	3,640	180,180
Markel Corp.†	375	181,710
Mercury General Corp.	1,001	55,165
OneBeacon Insurance Group, Ltd.	1,066	27,002
Philadelphia Consolidated Holding Corp.†	4,606	192,531
SAFECO Corp.	14,200	884,092
W.R. Berkley Corp.	4,693	152,710
Wesco Financial Corp.	53	20,405
White Mountains Insurance Group, Ltd.	343	207,865
		2,312,980
Insurance-Reinsurance — 2.0%
Allied World Assurance Holdings, Ltd.	2,275	116,594
Axis Capital Holdings, Ltd.	5,792	235,445
Endurance Specialty Holdings, Ltd.	2,211	88,528
Everest Re Group, Ltd.	14,286	1,552,031
PartnerRe, Ltd.	31,016	2,403,740
RenaissanceRe Holdings, Ltd.	9,368	580,722
Transatlantic Holdings, Inc.	651	46,306
		5,023,366
Internet Infrastructure Software — 0.1%
Openwave Systems, Inc.	27,100	169,646
Internet Security — 1.1%
CheckFree Corp.†	17,121	688,264
McAfee, Inc.†	59,900	2,108,480
		2,796,744
Investment Companies — 0.2%
Allied Capital Corp.	5,736	177,586
American Capital Strategies, Ltd.	6,086	258,777
		436,363
Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	8,862	563,357
BlackRock, Inc.	1,034	161,914
Janus Capital Group, Inc.	1,571	43,737
Legg Mason, Inc.	2,919	287,171
Nuveen Investments Inc., Class A	3,428	213,050
		1,269,229
Leisure Products — 0.0%
Brunswick Corp.	3,404	111,073
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,221	48,144
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	616	50,530
Lincoln Electric Holdings, Inc.	512	38,011
		88,541
Machinery-Construction & Mining — 0.2%
Joy Global, Inc.	8,903	519,312
Machinery-Farming — 0.0%
AGCO Corp.†	1,192	51,745
Machinery-General Industrial — 0.0%
Gardner Denver, Inc.†	1,992	84,760
Machinery-Pumps — 0.0%
Flowserve Corp.	217	15,537
Medical Information Systems — 0.5%
IMS Health, Inc.	34,591	1,111,409
Medical Instruments — 0.0%
Beckman Coulter, Inc.	439	28,395
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	430	22,210
Medical Products — 0.0%
The Cooper Cos., Inc.	1,006	53,640
Medical-Biomedical/Gene — 0.1%
Charles River Laboratories International, Inc.†	1,671	86,257
Invitrogen Corp.†	1,099	81,051
Millennium Pharmaceuticals, Inc.†	5,419	57,279
		224,587
Medical-Drugs — 0.9%
King Pharmaceuticals, Inc.†	109,779	2,246,078
Medical-Generic Drugs — 0.7%
Mylan Laboratories, Inc.	92,900	1,689,851
Watson Pharmaceuticals, Inc.†	1,618	52,634
		1,742,485
Medical-HMO — 0.6%
Aetna, Inc.	12,300	607,620
Coventry Health Care, Inc.†	5,655	326,011
Health Net, Inc.†	9,052	477,945
		1,411,576
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	3,296	133,323

Health Management Assoc., Inc., Class A	9,127	103,683
LifePoint Hospitals, Inc.†	2,175	84,129
Tenet Healthcare Corp.†	4,027	26,216
Triad Hospitals, Inc.†	3,189	171,440
Universal Health Services, Inc., Class B	1,240	76,260
		595,051
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	3,901	192,982
Metal Processors & Fabrication — 0.9%
Commercial Metals Co.	23,455	792,076
Timken Co.	38,875	1,403,776
		2,195,852
Motion Pictures & Services — 0.0%
Dreamworks Animation SKG, Inc., Class A†	517	14,910
Multimedia — 0.1%
The E.W. Scripps Co., Class A	3,392	154,981
Music — 0.0%
Warner Music Group Corp.	605	8,742
Networking Products — 0.1%
Juniper Networks, Inc.†	6,037	151,951
Non-Hazardous Waste Disposal — 1.2%
Allied Waste Industries, Inc.†	171,315	2,305,900
Republic Services, Inc.	23,471	719,151
		3,025,051
Office Automation & Equipment — 0.6%
Pitney Bowes, Inc.	5,206	243,745
Xerox Corp.†	73,171	1,352,200
		1,595,945
Office Furnishings-Original — 0.0%
Steelcase, Inc. Class A	647	11,970
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	586	38,957
Oil & Gas Drilling — 0.8%
ENSCO International, Inc.	410	25,014
GlobalSantaFe Corp.	19,700	1,423,325
Helmerich & Payne, Inc.	3,892	137,855
Nabors Industries, Ltd.†	1,251	41,758
Patterson-UTI Energy, Inc.	5,903	154,718
Pride International, Inc.†	1,618	60,610
Rowan Cos., Inc.	1,192	48,848
		1,892,128
Oil Companies-Exploration & Production — 3.7%
Chesapeake Energy Corp.	7,237	250,400
Cimarex Energy Co.	3,137	123,629
Continental Resources, Inc.†	593	9,488
EOG Resources, Inc.	40,505	2,959,295
Forest Oil Corp.†	2,971	125,555
Murphy Oil Corp.	7,087	421,251
Newfield Exploration Co.†	4,896	223,013
Noble Energy, Inc.	5,522	344,518
Pioneer Natural Resources Co.	4,650	226,502
Plains Exploration & Production Co.†	2,701	129,135
Pogo Producing Co.	2,203	111,890
Range Resources Corp.	87,405	3,269,821
St. Mary Land & Exploration Co.	2,365	86,606
Ultra Petroleum Corp.†	15,501	856,275
Unit Corp.†	381	23,969
W&T Offshore, Inc.	391	10,944
		9,172,291
Oil Companies-Integrated — 0.5%
Hess Corp.	20,958	1,235,684
Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	2,063	90,297
Western Refining, Inc.	492	28,438
		118,735
Oil-Field Services — 1.2%
Halliburton Co.	41,261	1,423,505
Helix Energy Solutions Group, Inc.†	695	27,737
SEACOR Holdings, Inc.†	911	85,051
Smith International, Inc.	9,700	568,808
Tidewater, Inc.	727	51,530
W-H Energy Services, Inc.†	6,677	413,373
Weatherford International, Ltd.†	9,393	518,869
		3,088,873
Optical Supplies — 0.5%
Bausch & Lomb, Inc.	17,904	1,243,254
Paper & Related Products — 1.5%
Bowater, Inc.	44,300	1,105,285
Domtar Corp.†	47,654	531,819
Louisiana-Pacific Corp.	3,930	74,356
MeadWestvaco Corp.	41,648	1,471,007
Rayonier, Inc.	2,739	123,638
Smurfit-Stone Container Corp.†	9,606	127,856
Temple-Inland, Inc.	3,986	245,259
		3,679,220
Pharmacy Services — 0.1%
Omnicare, Inc.	4,024	145,105
Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.	10,837	301,594
Physical Therapy/Rehabilation Centers — 0.2%
Healthsouth Corp.†	33,900	613,929
Pipelines — 1.6%
El Paso Corp.	26,378	454,493
Equitable Resources, Inc.	1,099	54,466
National Fuel Gas Co.	3,144	136,167
Questar Corp.	2,137	112,940
Spectra Energy Corp.	23,801	617,874
Williams Cos., Inc.	84,367	2,667,685
		4,043,625
Power Converter/Supply Equipment — 0.6%
Hubbell, Inc., Class B	27,694	1,501,569
Printing-Commercial — 0.9%
R.R. Donnelley & Sons Co.	51,095	2,223,143
Publishing-Newspapers — 0.4%
Gannett Co., Inc.	8,840	485,758

McClatchy Co., Class A	1,702	43,078
The New York Times Co., Class A	4,031	102,387
The Washington Post Co., Class B	221	171,516
Tribune Co.	3,138	92,257
		894,996
Publishing-Periodicals — 0.1%
Idearc, Inc.	5,531	195,410
Racetrack — 0.0%
International Speedway Corp., Class A	1,310	69,050
Real Estate Investment Trusts — 5.9%
AMB Property Corp.	3,753	199,735
Annaly Mortgage Management, Inc.	9,903	142,801
Apartment Investment & Management Co., Class A	29,113	1,467,878
Archstone-Smith Trust	8,397	496,347
AvalonBay Communities, Inc.	3,000	356,640
Boston Properties, Inc.	3,860	394,222
Brandywine Realty Trust	22,309	637,591
BRE Properties, Inc., Class A	1,910	113,244
Camden Property Trust	2,140	143,316
CBL & Associates Properties, Inc.	2,472	89,116
Colonial Properties Trust	1,751	63,824
DCT Industrial Trust, Inc.	39,500	425,020
Developers Diversified Realty Corp.	12,162	641,059
Douglas Emmett, Inc.	3,899	96,461
Duke Realty Corp.	1,387	49,474
Equity Residential	18,191	830,055
Essex Property Trust, Inc.	498	57,917
Federal Realty Investment Trust	1,021	78,882
General Growth Properties, Inc.	3,652	193,373
Health Care Property Investors, Inc.	7,761	224,526
Health Care REIT, Inc.	2,654	107,115
Highwoods Properties, Inc.	22,869	857,588
Hospitality Properties Trust	3,536	146,709
Host Marriott Corp.	47,565	1,099,703
HRPT Properties Trust	7,983	83,023
iStar Financial, Inc.	4,828	214,025
Kimco Realty Corp.	8,088	307,910
Liberty Property Trust	23,510	1,032,794
Mack-Cali Realty Corp.	16,854	732,980
Pennsylvania Real Estate Investment Trust	19,857	880,261
ProLogis	1,208	68,735
Public Storage, Inc.	4,339	333,322
Regency Centers Corp.	2,617	184,499
SL Green Realty Corp.	2,238	277,266
Taubman Centers, Inc.	905	44,897
Thornburg Mtg., Inc.	4,552	119,171
Vornado Realty Trust	13,028	1,430,996
		14,622,475
Rental Auto/Equipment — 0.2%
Avis Budget Group, Inc.†	10,146	288,451
Hertz Global Holdings, Inc.†	4,203	111,674
United Rentals, Inc.†	3,076	100,093
		500,218
Retail-Apparel/Shoe — 0.8%
AnnTaylor Stores Corp.†	522	18,489
Foot Locker, Inc.	48,949	1,067,088
The Gap, Inc.	22,588	431,431
Ross Stores, Inc.	11,404	351,243
		1,868,251
Retail-Automobile — 0.1%
AutoNation, Inc.†	5,928	133,024
Copart, Inc.†	173	5,292
Penske Auto Group, Inc.	2,109	44,901
		183,217
Retail-Bookstore — 0.0%
Barnes & Noble, Inc.	1,766	67,938
Retail-Consumer Electronics — 0.0%
Circuit City Stores, Inc.	3,652	55,072
RadioShack Corp.	1,522	50,439
		105,511
Retail-Discount — 0.0%
BJ’s Wholesale Club, Inc.†	2,460	88,634
Retail-Drug Store — 0.0%
Rite Aid Corp.†	17,515	111,746
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	7,775	245,535
Retail-Major Department Stores — 0.2%
J.C. Penney Co., Inc.	7,900	571,802
Saks, Inc.	743	15,863
		587,665
Retail-Office Supplies — 0.6%
OfficeMax, Inc.	40,335	1,585,166
Retail-Regional Department Stores — 0.3%
Dillard’s, Inc., Class A	2,306	82,855
Macy’s, Inc.	17,176	683,261
		766,116
Retail-Restaurants — 0.3%
Brinker International, Inc.	25,900	758,093
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.	1,074	48,942
Rubber-Tires — 0.3%
The Goodyear Tire & Rubber Co.†	19,050	662,178
Savings & Loans/Thrifts — 0.6%
Astoria Financial Corp.	8,170	204,577
Capitol Federal Financial	256	9,452
Hudson City Bancorp, Inc.	41,751	510,197
New York Community Bancorp, Inc.	11,806	200,938
People’s United Financial, Inc.	2,508	44,467
Sovereign Bancorp, Inc.	16,151	341,432
TFS Financial Corp.†	3,262	37,643
Washington Federal, Inc.	3,290	79,980
		1,428,686
School — 0.0%
Laureate Education, Inc.†	117	7,214
Semiconductor Equipment — 0.3%
Novellus Systems, Inc.†	1,661	47,123
Teradyne, Inc.†	3,538	62,198

Tessera Technologies, Inc.†	14,389	583,474
		692,795
Semiconductors Components-Intergrated Circuits — 0.1%
Atmel Corp.†	18,414	102,382
Integrated Device Technology, Inc.†	4,948	75,556
		177,938
Soap & Cleaning Preparation — 0.0%
Church & Dwight Co., Inc.	144	6,978
Steel-Producers — 0.7%
Carpenter Technology Corp.	438	57,076
Reliance Steel & Aluminum Co.	2,233	125,628
Steel Dynamics, Inc.	2,371	99,369
United States Steel Corp.	12,585	1,368,619
		1,650,692
Telecom Equipment-Fiber Optics — 0.7%
JDS Uniphase Corp.†	125,567	1,686,365
Telecom Services — 1.6%
Clearwire Corp. Class A†	874	21,352
Embarq Corp.	56,546	3,583,320
Virgin Media, Inc.	11,042	269,093
		3,873,765
Telecommunication Equipment — 2.0%
ADC Telecommunications, Inc.†	72,717	1,332,903
Avaya, Inc.†	116,557	1,962,820
Tellabs, Inc.†	150,390	1,618,196
		4,913,919
Telephone-Integrated — 2.7%
CenturyTel, Inc.	22,626	1,109,805
Cincinnati Bell, Inc.†	61,510	355,528
Citizens Communications Co.	10,628	162,290
Qwest Communications International, Inc.†	426,202	4,134,159
Telephone and Data Systems, Inc.	2,133	133,462
Windstream Corp.	49,054	724,037
		6,619,281
Television — 0.0%
Central European Media Enterprises, Ltd. Class A†	118	11,515
Hearst-Argyle Television, Inc.	931	22,437
		33,952
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	2,074	209,038
Theater — 0.0%
Regal Entertainment Group, Class A	557	12,215
Tobacco — 0.4%
Loews Corp. - Carolina Group	5,726	442,448
Reynolds American, Inc.	6,694	436,449
UST, Inc.	2,703	145,178
		1,024,075
Tools-Hand Held — 0.6%
Black & Decker Corp.	1,200	105,972
Snap-on, Inc.	23,384	1,181,126
The Stanley Works	2,133	129,473
		1,416,571
Toys — 0.1%
Hasbro, Inc.	3,980	125,012
Mattel, Inc.	8,179	206,847
		331,859
Transport-Equipment & Leasng — 0.0%
GATX Corp.	1,174	57,820
Transport-Marine — 0.2%
Alexander & Baldwin, Inc.	1,616	85,826
Overseas Shipholding Group, Inc.	1,251	101,831
Teekay Corp.	3,911	226,486
		414,143
Transport-Rail — 0.5%
CSX Corp.	13,651	615,387
Kansas City Southern†	1,154	43,321
Norfolk Southern Corp.	9,730	511,506
		1,170,214
Transport-Services — 0.2%
Laidlaw International, Inc.	2,990	103,305
Ryder System, Inc.	6,503	349,861
		453,166
Transport-Truck — 0.2%
Con-way, Inc.	378	18,990
Landstar System, Inc.	7,555	364,529
YRC Worldwide, Inc.†	2,166	79,709
		463,228
Water — 0.0%
Aqua America, Inc.	4,655	104,691
Wireless Equipment — 0.0%
Crown Castle International Corp.†	1,589	57,633
Total Common Stock
(cost $204,403,301)		241,194,915
EXCHANGE TRADED FUNDS — 0.8%
Index Fund — 0.8%
iShares Russell Midcap Value Index Fund
(cost $2,067,749)	13,000	2,045,810
Total Long-Term Investment Securities
(cost $206,471,050)		243,240,725
SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Agencies — 0.3%
Federal Home Loan Bank
Discount Notes
4.75% due 07/02/07	600,000	599,921
U.S. Government Treasuries — 0.0%
United States Treasury Bills
3.68% due 09/13/07(1)	55,000	54,494
Total Short-Term Investment Securities
(cost $654,409)		654,415

REPURCHASE AGREEMENTS — 1.6%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/29/07, to be repurchased 07/02/07 in the amount of $3,484,871 and collateralized by $3,570,000 of Federal Home Loan Mtg. Corp Notes, bearing interest at 5.96%, due 04/25/17 and having an approximate value of $3,556,613	$3,484,000	$3,484,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.65% dated 06/29/07, to be repurchased 07/02/07 in the amount of $185,000 of United States Treasury Bonds, bearing interest at 6.25%, due 08/15/23 and having an approximate value of $208,588.	203,000	203,000
Agreement with State Street Bank & Trust Co., bearing interest at 4.35%, dated 06/29/07, to be repurchased 07/02/07 in the amount of $400,145 and collateralized by $365,000 of United States Treasury Bonds, bearing interest at 6.25%, due 08/15/23 and having an approximate value of $411,538	400,000	400,000
Total Repurchase Agreements
(cost $4,087,000)		4,087,000
TOTAL INVESTMENTS
(cost $211,212,459)(2)	99.9%	247,982,140
Other assets less liabilities	0.1	163,771
NET ASSETS	100.0%	$248,145,911

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.

OPEN FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2007	Unrealized Appreciation (Depreciation)
2 Long	S&P Midcap 400 Index	September 2007	$898,409	$904,200	$5,791

See Notes to Portfolio of Investments

Seasons Series Trust

Small Cap Portfolio

Portfolio of Investments — June 30, 2007
(unaudited)

Security Description	Shares / Principal Amount	Value (Note 1)
COMMON STOCK — 92.7%
Advanced Materials — 0.1%
Ceradyne, Inc.†	1,324	97,923
Hexcel Corp.†	4,593	96,775
		194,698
Advertising Services — 0.0%
Greenfield Online, Inc.†	1,057	16,817
inVentiv Health, Inc.†	1,516	55,501
Marchex, Inc., Class B	1,363	22,244
		94,562
Aerospace/Defense — 0.1%
Aerovironment, Inc.†	339	6,987
Esterline Technologies Corp.†	1,246	60,194
MTC Technologies, Inc.†	459	11,273
Teledyne Technologies, Inc.†	1,702	78,207
TransDigm Group, Inc.†	457	18,490
United Industrial Corp.	415	24,892
		200,043
Aerospace/Defense-Equipment — 1.4%
AAR Corp.†	1,816	59,946
ARGON ST, Inc.†	634	14,715
Curtiss-Wright Corp.	2,157	100,538
DRS Technologies, Inc.	12,690	726,756
GenCorp, Inc.†	2,732	35,707
HEICO Corp.	1,245	52,390
Heico Corp.	23,270	817,941
Innovative Solutions and Support, Inc.†	614	14,257
Kaman Corp., Class A	1,186	36,991
LMI Aerospace, Inc.†	23,400	568,386
Moog, Inc., Class A†	1,845	81,383
Orbital Sciences Corp.†	21,620	454,236
Sequa Corp., Class A†	352	39,424
Triumph Group, Inc.	802	52,507
		3,055,177
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,697	161,523
UAP Holding Corp.	2,507	75,561
		237,084
Agricultural Operations — 0.0%
Alico, Inc.	176	10,734
Andersons, Inc.	758	34,360
Cadiz, Inc.†	579	13,010
Maui Land & Pineapple Co., Inc.†	216	7,934
Tejon Ranch Co.†	538	23,780
		89,818
Airlines — 1.5%
AirTran Holdings, Inc.†	65,346	713,578
Alaska Air Group, Inc.†	38,475	1,071,914
Allegiant Travel Co.†	257	7,900
ExpressJet Holdings, Inc.†	2,640	15,787
JetBlue Airways Corp.†	8,695	102,166
Midwest Air Group, Inc.†	1,197	17,979
Pinnacle Airlines Corp.†	958	17,963
Republic Airways Holdings, Inc.†	1,773	36,081
Skywest, Inc.	14,133	336,789
US Airways Group, Inc.†	31,500	953,505
		3,273,662
Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	1,957	22,701
Darling International, Inc.†	3,938	35,993
Rentech, Inc.†	7,926	20,529
		79,223
Apparel Manufacturers — 0.2%
Carter’s, Inc.†	2,845	73,799
Columbia Sportswear Co.	673	46,222
G-III Apparel Group, Ltd.†	634	10,011
Gymboree Corp.†	1,593	62,780
Kellwood Co.	1,266	35,600
Maidenform Brands, Inc.†	1,119	22,223
Oxford Industries, Inc.	749	33,211
Quiksilver, Inc.†	6,055	85,557
True Religion Apparel, Inc.†	679	13,804
Volcom, Inc.†	713	35,743
		418,950
Applications Software — 1.3%
Actuate Corp.†	2,949	20,024
American Reprographics Co.†	55,649	1,713,433
EPIQ Systems, Inc.†	41,402	669,056
Nuance Communications, Inc.†	6,417	107,356
OpenTV Corp. Class A†	4,562	9,672
PDF Solutions, Inc.†	1,106	13,084
Progress Software Corp.†	1,998	63,516
Quest Software, Inc.†	3,323	53,799
SourceForge, Inc.†	3,293	13,897
Unica Corp.†	478	7,887
Visual Sciences, Inc.†	994	15,377
		2,687,101
Athletic Equipment — 0.0%
Nautilus, Inc.	1,536	18,493
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A	1,259	35,667
Auction Houses/Art Dealers — 0.1%
Premier Exhibitions, Inc.†	1,424	22,442
Sotheby’s Holdings, Inc., Class A	3,218	148,093
		170,535
Audio/Video Products — 0.0%
DTS, Inc.†	886	19,288
Tivo, Inc.†	4,747	27,485
Universal Electronics, Inc.†	702	25,497
		72,270
Auto Repair Centers — 0.0%
Midas, Inc.†	720	16,322
Monro Muffler Brake, Inc.	612	22,920
		39,242
Auto-Heavy Duty Trucks — 0.0%
A.S.V., Inc.†	992	17,142
Force Protection, Inc.†	3,315	68,421
		85,563
Auto-Truck Trailers — 0.0%
Wabash National Corp.	1,487	21,755
Auto/Truck Parts & Equipment-Original — 0.5%
Accuride Corp.†	1,147	17,675
American Axle & Manufacturing Holdings, Inc.	2,179	64,542

Amerigon, Inc.†	1,053	18,943
ArvinMeritor, Inc.	3,477	77,189
Hayes Lemmerz International, Inc.†	4,628	24,760
Keystone Automotive Industries, Inc.†	797	32,972
Lear Corp.†	3,734	132,968
Miller Industries, Inc.†	487	12,224
Modine Manufacturing Co.	1,579	35,685
Noble International, Ltd.	572	11,692
Spartan Motors, Inc.	1,568	26,679
Superior Industries International, Inc.	24,692	537,298
Tenneco, Inc.†	2,254	78,980
Titan International, Inc.	1,173	37,079
Visteon Corp.†	6,313	51,135
		1,159,821
Auto/Truck Parts & Equipment-Replacement — 0.0%
Aftermarket Technology Corp.†	1,064	31,580
Commercial Vehicle Group, Inc.†	1,042	19,412
Exide Technologies†	2,956	27,491
Standard Motor Products, Inc.	767	11,528
		90,011
Banks-Commercial — 4.9%
1st Source Corp.	619	15,425
Alabama National Bancorp.	829	51,265
AMCORE Financial, Inc.	1,125	32,614
AmericanWest Bancorp	837	15,259
Ameris Bancorp	659	14,808
Bancfirst Corp.	388	16,614
Banco Latinoamericano de Exportaciones SA	1,325	24,910
Bancorp, Inc.†	523	11,694
Bank Mutual Corp.	2,694	31,062
Bank of the Ozarks, Inc.	595	16,583
BankFinancial Corp.	1,129	17,443
Banner Corp.	633	21,560
Capital City Bank Group, Inc.	618	19,368
Capital Corp. of the West	16,465	394,501
Capitol Bancorp, Ltd.	694	18,967
Cascade Bancorp	1,094	25,315
Cascade Financial Corp.	29,900	473,317
Cass Information Systems, Inc.	308	11,168
Cathay General Bancorp	2,492	83,582
Centennial Bank Holdings, Inc.†	2,688	22,767
Center Financial Corp.	489	8,274
Central Pacific Financial Corp.	17,997	594,081
Chemical Financial Corp.	1,208	31,251
Chittenden Corp.	2,246	78,498
Citizens Republic Bancorp.	3,687	67,472
City Bank	10,435	328,807
City Holding Co.	835	32,006
City National Corp.	5,550	422,299
CoBiz Financial, Inc.	901	16,326
Columbia Banking System, Inc.	787	23,020
Community Bancorp Nevada†	507	14,186
Community Bank Systems, Inc.	1,465	29,329
Community Banks, Inc.	1,205	38,825
Community Trust Bancorp, Inc.	741	23,934
Corus Bankshares, Inc.	1,895	32,708
Cullen/Frost Bankers, Inc.	11,280	603,142
CVB Financial Corp.	3,230	35,918
Enterprise Financial Services Corp.	502	12,480
F.N.B./PA Corp.	2,940	49,216
First Bancorp	586	10,976
First BanCorp Puerto Rico	4,054	44,553
First Busey Corp.	733	14,653
First Charter Corp.	1,712	33,333
First Commonwealth Financial Corp.	3,604	39,356
First Community Bancorp	1,260	72,085
First Community Bancshares, Inc.	489	15,252
First Financial Bancorp	1,617	24,239
First Financial Bankshares, Inc.	1,011	39,237
First Financial Corp.	643	18,878
First Indiana Corp.	602	13,316
First Merchants Corp.	892	21,435
First Midwest Bancorp, Inc.	2,421	85,970
First Regional Bancorp†	406	10,329
First Republic Bank	1,517	81,402
First Security Group, Inc.	30,140	325,512
First South Bancorp, Inc.	414	11,137
First State Bancorp.	996	21,205
FirstMerit Corp.	3,918	82,004
Fremont General Corp.	3,300	35,508
Frontier Financial Corp.	1,907	42,965
Glacier Bancorp, Inc.	2,566	52,218
Great Southern Bancorp, Inc.	507	13,714
Greater Bay Bancorp	2,489	69,294
Greene County Bancshares, Inc.	423	13,223
Hancock Holding Co.	1,303	48,928
Hanmi Financial Corp.	1,978	33,745
Harleysville National Corp.	1,411	22,745
Heartland Financial USA, Inc.	619	15,042
Heritage Commerce Corp.	567	13,427
Home Bancshares, Inc.	560	12,628
Horizon Financial Corp.	597	13,009
IBERIABANK Corp.	8,615	426,012
Independent Bank Corp. (MA)	691	20,412
Independent Bank Corp. (MI)	1,100	18,931
Integra Bank Corp.	1,011	21,706
International Bancshares Corp.	2,495	63,922
Irwin Financial Corp.	916	13,713
ITLA Capital Corp.	268	13,968
Lakeland Bancorp, Inc.	930	12,369
Lakeland Financial Corp.	594	12,634
Macatawa Bank Corp.	753	11,980
MainSource Financial Group, Inc.	912	15,312
MB Financial, Inc.	1,777	61,733
Midwest Banc Holdings, Inc.	27,311	396,009
Nara BanCorp., Inc.	1,089	17,348
National Penn Bancshares, Inc.	2,320	38,698
NBT Bancorp, Inc.	1,656	37,359
Old National Bancorp	3,235	53,733
Old Second Bancorp, Inc.	638	18,604
Omega Financial Corp.	616	16,564
Oriental Financial Group, Inc.	1,009	11,008
PAB Bankshares, Inc.	6,830	130,794
Pacific Capital Bancorp	2,290	61,784
Park National Corp.	590	50,026
Peoples Bancorp, Inc.	512	13,860

Pinnacle Financial Partners, Inc.†	757	22,226
Preferred Bank Los Angeles California	449	17,960
Premierwest Bancorp	35	473
PrivateBancorp, Inc.	919	26,467
Prosperity Bancshares, Inc.	1,730	56,675
Provident Bankshares Corp.	1,570	51,465
Renasant Corp.	875	19,897
Republic Bancorp, Inc., Class A	462	7,665
Royal Bancshares of Pennsylvania, Inc., Class A	264	5,203
S&T Bancorp, Inc.	1,208	39,743
S.Y. Bancorp, Inc.	599	14,232
Sandy Spring Bancorp, Inc.	766	24,083
Santander Bancorp	213	3,165
SCBT Financial Corp.	447	16,271
Seacoast Banking Corp. of Florida	722	15,704
Security Bank Corp.	797	16,020
Sierra Bancorp	369	10,406
Signature Bank†	1,445	49,274
Simmons First National Corp., Class A	688	18,982
South Financial Group, Inc.	3,611	81,753
Southside Bancshares, Inc.	528	11,468
Southwest Bancorp, Inc.	696	16,732
Sterling Bancorp	909	14,571
Sterling Bancshares, Inc.	3,624	40,987
Sterling Financial Corp.	1,286	13,529
Suffolk Bancorp	489	15,609
Sun Bancorp, Inc.†	711	11,995
Superior Bancorp.†	1,693	17,319
Susquehanna Bancshares, Inc.	2,539	56,797
SVB Financial Group†	1,669	88,641
Taylor Capital Group, Inc.	282	7,763
Texas Capital Bancshares, Inc.†	1,141	25,501
Tompkins Trustco, Inc.	4,720	176,528
TriCo Bancshares	683	15,272
TrustCo Bank Corp. NY	3,658	36,141
Trustmark Corp.	2,383	61,624
U.S.B. Holding Co., Inc.	550	10,483
UCBH Holdings, Inc.	44,275	808,904
UMB Financial Corp.	1,508	55,600
Umpqua Holding Corp.	26,663	626,847
Union Bankshares Corp.	650	15,080
United Bankshares, Inc.	1,751	55,682
United Community Banks, Inc.	1,787	46,265
United Security Bancshares	398	8,111
Univest Corp. of Pennsylvania	632	14,233
Virginia Commerce Bancorp, Inc.†	835	14,120
W Holding Co., Inc.	5,557	14,670
Washington Trust Bancorp, Inc.	556	14,017
WesBanco, Inc.	1,018	30,031
West Coast Bancorp.	764	23,218
Westamerica Bancorp.	1,464	64,767
Western Alliance Bancorp.†	33,207	991,229
Wilshire Bancorp, Inc.	858	10,450
Wintrust Financial Corp.	1,176	51,568
Yardville National Bancorp	482	16,460
		10,629,667
Banks-Fiduciary — 0.3%
Boston Private Financial Holdings, Inc.	1,804	48,474
Investors Financial Services Corp.†	8,490	523,578
		572,052
Batteries/Battery Systems — 0.1%
Energy Conversion Devices, Inc.†	1,928	59,421
EnerSys†	1,042	19,069
Greatbatch, Inc.†	1,087	35,219
Medis Technologies, Ltd.†	1,115	16,379
		130,088
Beverages-Non-alcoholic — 0.0%
Coca-Cola Bottling Co.	290	14,587
Jones Soda Co.†	1,259	17,651
National Beverage Corp.	499	5,744
		37,982
Brewery — 0.0%
Boston Beer Co., Inc., Class A†	440	17,314
Broadcast Services/Program — 0.1%
Acacia Research - Acacia Technologies†	1,386	22,398
CKX, Inc.†	1,843	25,470
Crown Media Holdings, Inc., Class A†	786	5,659
DG Fastchannel, Inc.†	644	13,125
Fisher Communications, Inc.†	304	15,440
Gray Television, Inc.	2,039	18,902
Nexstar Broadcasting Group, Inc. Class A†	517	6,793
World Wrestling Entertainment, Inc.	1,098	17,557
		125,344
Building & Construction Products-Misc. — 1.4%
Builders FirstSource, Inc.†	744	11,949
Drew Industries, Inc.†	884	29,296
Gibraltar Industries, Inc.	40,408	895,037
Interline Brands, Inc.†	1,347	35,130
NCI Building Systems, Inc.†	21,082	1,039,975
Patrick Industries, Inc.†	19,200	302,592
Simpson Manufacturing Co., Inc.	18,136	611,908
Trex Co., Inc.†	582	11,425
		2,937,312
Building & Construction-Misc. — 0.2%
Dycom Industries, Inc.†	9,518	285,350
Insituform Technologies, Inc., Class A†	1,328	28,964
Layne Christensen Co.†	676	27,682
		341,996
Building Products-Air & Heating — 0.4%
Aaon, Inc.	449	14,301
Comfort Systems USA, Inc.	1,994	28,275
Goodman Global, Inc.†	33,042	734,193
		776,769
Building Products-Cement — 0.3%
Florida Rock Industries, Inc.	7,610	513,675
Texas Industries, Inc.	1,330	104,285
US Concrete, Inc.†	1,656	14,391
		632,351
Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	1,402	39,004

PGT, Inc.†	507	5,541
		44,545
Building Products-Light Fixtures — 0.1%
Genlyte Group, Inc.†	1,385	108,778
LSI Industries, Inc.	894	16,003
		124,781
Building Products-Wood — 0.0%
Universal Forest Products, Inc.	813	34,357
Building-Heavy Construction — 0.5%
Granite Construction, Inc.	1,754	112,572
Infrasource Services, Inc.†	1,972	73,161
Perini Corp.†	12,430	764,818
Washington Group International, Inc.†	1,421	113,694
		1,064,245
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	2,110	54,459
Healthcare Services Group	1,350	39,825
Home Solutions of America, Inc.†	1,920	11,482
Integrated Electrical Services, Inc.†	652	21,496
Rollins, Inc.	1,379	31,400
		158,662
Building-MobileHome/Manufactured Housing — 0.3%
Champion Enterprises, Inc.†	3,738	36,745
Fleetwood Enterprises, Inc.†	3,119	28,227
MonaCo. Coach Corp.	1,458	20,922
Palm Harbor Homes, Inc.†	476	6,735
Skyline Corp.	332	9,963
Williams Scotsman International, Inc.†	20,671	492,177
Winnebago Industries, Inc.	1,539	45,431
		640,200
Building-Residential/Commerical — 0.1%
Amrep Corp.†	84	3,994
Beazer Homes USA, Inc.	1,904	46,972
Brookfield Homes Corp.	550	15,999
Hovnanian Enterprises, Inc., Class A†	1,823	30,134
M/I Homes, Inc.	587	15,614
Meritage Homes Corp.†	1,277	34,160
Standard-Pacific Corp.	3,153	55,272
WCI Communities, Inc.†	1,504	25,087
		227,232
Cable TV — 0.1%
Charter Communications, Inc., Class A†	19,901	80,599
LodgeNet Entertainment Corp.†	1,107	35,491
Mediacom Communications Corp., Class A†	2,641	25,591
		141,681
Capacitors — 0.0%
KEMET Corp.†	4,089	28,827
Casino Hotels — 0.6%
Ameristar Casinos, Inc.	1,231	42,765
Monarch Casino & Resort, Inc.†	585	15,707
MTR Gaming Group, Inc.†	998	15,369
Riviera Holdings Corp.†	495	17,994
Trump Entertainment Resorts, Inc.†	97,584	1,224,679
		1,316,514
Casino Services — 0.6%
Bally Technologies, Inc.†	2,594	68,533
Shuffle Master, Inc.†	73,415	1,218,689
		1,287,222
Cellular Telecom — 0.1%
Centennial Communications Corp.†	1,162	11,028
Dobson Communications Corp., Class A†	7,117	79,070
iPCS, Inc.†(1)(6)	828	28,044
Rural Cellular Corp. Class A†	594	26,023
Syniverse Holdings, Inc.†	1,329	17,091
		161,256
Chemicals-Diversified — 0.1%
Georgia Gulf Corp.	1,675	30,334
Innophos Holdings, Inc.	1,012	14,472
Innospec, Inc.	585	34,638
Olin Corp.	3,591	75,411
Pioneer Cos., Inc.†	577	19,831
Rockwood Holdings, Inc.†	1,707	62,391
ShengdaTech, Inc.†	1,394	7,416
		244,493
Chemicals-Fibers — 0.0%
Zoltek Cos., Inc.†	1,060	44,022
Chemicals-Other — 0.0%
American Vanguard Corp.	886	12,688
Chemicals-Plastics — 0.1%
A. Schulman, Inc.	1,313	31,945
Landec Corp.†	1,058	14,177
PolyOne Corp.†	4,528	32,556
Spartech Corp.	1,557	41,339
		120,017
Chemicals-Specialty — 0.4%
Arch Chemicals, Inc.	1,184	41,606
Balchem Corp.	869	15,790
Ferro Corp.	2,113	52,677
H.B. Fuller Co.	2,954	88,295
Hercules, Inc.†	5,678	111,573
Minerals Technologies, Inc.	930	62,263
NewMarket Corp.	745	36,036
NL Industries, Inc.	348	3,487
OM Group, Inc.†	1,452	76,840
Sensient Technologies Corp.	2,289	58,118
Stepan Co.	302	9,144
Symyx Technologies, Inc.†	1,618	18,623
Terra Industries, Inc.†	4,521	114,924
Tronox, Inc., Class B	2,019	28,367
Valhi, Inc.	328	5,346
WR Grace & Co.†	3,413	83,584
		806,673
Circuit Boards — 0.0%
Multi-Fineline Electronix, Inc.†	409	7,019
Park Electrochemical Corp.	984	27,729

TTM Technologies, Inc.†	2,054	26,702
		61,450
Coal — 0.1%
Alpha Natural Resources, Inc.†	3,192	66,362
International Coal Group, Inc.†	6,188	37,004
		103,366
Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	117	2,954
Coffee — 0.0%
Farmer Brothers Co.	328	7,423
Green Mountain Coffee Roasters, Inc.†	279	21,968
Peet’s Coffee & Tea, Inc.†	665	16,379
		45,770
Collectibles — 0.0%
RC2 Corp.†	1,031	41,250
The Topps Co., Inc.	1,644	17,279
		58,529
Commerce — 0.0%
Agile Software Corp.†	2,887	23,269
Ariba, Inc.†	3,817	37,826
Global Sources, Ltd.†	765	17,366
i2 Technologies, Inc.†	754	14,055
		92,516
Commercial Services — 0.6%
Arbitron, Inc.	1,458	75,131
Coinmach Service Corp., Class A	1,417	18,747
CoStar Group, Inc.†	935	49,443
CPI Corp.	253	17,584
DynCorp International, Inc., Class A†	1,216	26,740
ExlService Holdings, Inc.†	1,100	20,614
First Advantage Corp., Class A†	362	8,330
HMS Holdings Corp.†	1,023	19,580
ICT Group, Inc.†	395	7,390
Live Nation, Inc.†	3,191	71,415
PeopleSupport, Inc.†	1,147	13,018
PHH Corp.†	2,606	81,333
Pre-Paid Legal Services, Inc.†	438	28,168
Source Interlink Cos., Inc.†	1,675	8,342
Standard Parking Corp.†	239	8,396
Steiner Leisure, Ltd.†	14,511	712,780
Team, Inc.†	386	17,358
TeleTech Holdings, Inc.†	2,035	66,097
The Providence Service Corp.†	564	15,070
Vertrue, Inc.†	366	17,853
		1,283,389
Commercial Services-Finance — 2.3%
Advance America Cash Advance Centers, Inc.	3,250	57,655
Bankrate, Inc.†	548	26,260
CBIZ, Inc.†	2,311	16,986
Clayton Holdings, Inc.†	584	6,652
Coinstar, Inc.†	1,354	42,624
Deluxe Corp.	2,527	102,622
Dollar Financial Corp.†	782	22,287
Euronet Worldwide, Inc.†	42,533	1,240,262
Global Cash Access, Inc.†	2,151	34,459
Heartland Payment Systems, Inc.	48,295	1,416,492
Interactive Data Corp.	1,757	47,052
Jackson Hewitt Tax Service, Inc.	55,074	1,548,130
MedQuist, Inc.†	29,670	270,294
Morningstar, Inc.†	599	28,168
Net 1 UEPS Technologies, Inc.†	2,037	49,194
QC Holdings, Inc.	386	5,790
TNS, Inc.	1,179	16,989
Wright Express Corp.†	1,945	66,655
		4,998,571
Communications Software — 0.3%
Avid Technology, Inc.†	2,011	71,089
Digi International, Inc.†	27,750	409,035
DivX, Inc.†	1,131	16,965
InPhonic, Inc.†	1,204	5,611
Inter-Tel, Inc.	1,074	25,701
Seachange International, Inc.†	1,434	11,128
Smith Micro Software, Inc.†	1,443	21,731
		561,260
Computer Aided Design — 0.6%
Ansys, Inc.†	3,775	100,037
Aspen Technology, Inc.†	72,990	1,021,860
MSC.Software Corp.†	2,137	28,935
Parametric Technology Corp.†	5,593	120,865
		1,271,697
Computer Graphics — 0.0%
Trident Microsystems, Inc.†	2,781	51,031
Computer Services — 0.7%
BISYS Group, Inc.	5,905	69,856
CACI International, Inc., Class A†	1,505	73,519
CIBER, Inc.†	2,644	21,628
COMSYS IT Partners, Inc.†	854	19,480
Covansys Corp.†	1,355	45,975
iGate Corp.†	1,064	8,533
IHS, Inc.†	1,532	70,472
LivePerson, Inc.†	1,787	9,560
Manhattan Associates, Inc.†	1,313	36,646
Ness Technologies, Inc.†	1,663	21,636
Perot Systems Corp., Class A†	54,211	923,755
SI International, Inc.†	638	21,067
SRA International, Inc.†	2,011	50,798
Sykes Enterprises, Inc.†	1,602	30,422
Syntel, Inc.	613	18,629
Tyler Technologies, Inc.†	1,897	23,542
		1,445,518
Computer Software — 0.0%
Blackbaud, Inc.	2,140	47,251
Double-Take Software, Inc.†	409	6,712
Guidance Software, Inc.†	160	2,256
Omniture, Inc.†	1,376	31,538
		87,757
Computers — 0.1%
Gateway, Inc.†	14,924	23,729
Palm, Inc.†	5,038	80,658

Rackable Systems, Inc.†	1,394	17,230
		121,617
Computers-Integrated Systems — 0.2%
3D Systems Corp.†	741	18,429
Agilysys, Inc.	1,502	33,795
Cray, Inc.†	1,581	12,063
Echelon Corp.†	1,457	22,773
Integral Systems, Inc	541	13,152
Jack Henry & Assoc., Inc.	3,834	98,725
Mercury Computer Systems, Inc.†	1,082	13,200
MICROS Systems, Inc.†	1,973	107,331
MTS Systems Corp.	864	38,595
Radiant Systems, Inc.†	1,278	16,921
Radisys Corp.†	1,069	13,256
Stratasys, Inc.†	502	23,584
Super Micro Computer, Inc.†	449	4,494
		416,318
Computers-Memory Devices — 0.4%
Hutchinson Technology, Inc.†	1,268	23,851
Imation Corp.	1,713	63,141
Isilon Systems, Inc.†	43,215	666,375
Komag, Inc.†	1,352	43,115
Quantum Corp.†	9,545	30,258
Silicon Graphics, Inc.†	317	8,413
Silicon Storage Technology, Inc.†	4,423	16,498
Smart Modular Technologies WWH, Inc.†	2,441	33,588
STEC, Inc.†	1,576	10,134
		895,373
Computers-Periphery Equipment — 0.2%
Electronics for Imaging, Inc.†	2,767	78,085
Immersion Corp.†	1,266	18,965
Rimage Corp.†	10,252	323,861
Sigma Designs, Inc.†	1,115	29,090
Synaptics, Inc.†	1,250	44,737
		494,738
Computers-Voice Recognition — 0.0%
Intervoice, Inc.†	1,892	15,760
Consulting Services — 1.3%
BearingPoint, Inc.†	9,817	71,762
CRA International, Inc.†	12,770	615,514
Diamond Management & Technology Consultants, Inc.	1,375	18,150
Forrester Research, Inc.†	736	20,704
FTI Consulting, Inc.†	2,081	79,141
Gartner, Inc., Class A†	3,359	82,598
Huron Consulting Group, Inc.†	908	66,293
LECG Corp.†	69,130	1,044,554
MAXIMUS, Inc.	1,065	46,200
Navigant Consulting, Inc.†	2,829	52,506
The Advisory Board Co.†	880	48,893
Watson Wyatt Worldwide, Inc., Class A	13,982	705,811
		2,852,126
Consumer Products-Misc. — 0.8%
American Greetings Corp., Class A	2,697	76,406
Blyth, Inc.	1,238	32,906
Central Garden and Pet Co. Class A†	47,541	557,656
CSS Industries, Inc.	382	15,131
Fossil, Inc.†	2,125	62,666
Helen of Troy, Ltd.†	1,475	39,825
Playtex Products, Inc.†	2,744	40,639
Russ Berrie & Co., Inc.†	810	15,090
Spectrum Brands, Inc.†	1,906	12,904
Tupperware Brands Corp	27,693	795,897
WD-40 Co.	857	28,169
		1,677,289
Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	1,616	96,330
Silgan Holdings, Inc.	1,208	66,778
		163,108
Containers-Paper/Plastic — 0.0%
AEP Industries, Inc.†	317	14,268
Chesapeake Corp.	970	12,193
Graphic Packaging Corp.†	3,346	16,195
		42,656
Cosmetics & Toiletries — 0.6%
Chattem, Inc.†	826	52,352
Elizabeth Arden, Inc.†	1,188	28,821
Inter Parfums, Inc.	419	11,154
Physicians Formula Holdings, Inc.†	77,600	1,220,260
Revlon, Inc., Class A†	9,577	13,120
		1,325,707
Data Processing/Management — 0.1%
Commvault Systems, Inc.†	1,728	29,843
CSG Systems International, Inc.†	2,113	56,016
eFunds Corp.†	2,307	81,414
FalconStor Software, Inc.†	1,558	16,437
Infocrossing, Inc.†	1,077	19,892
infoUSA, Inc.	1,583	16,178
Pegasystems, Inc.	653	7,137
Schawk, Inc.	717	14,354
		241,271
Decision Support Software — 0.2%
Cognos, Inc.†	7,300	289,591
Interactive Intelligence, Inc.†	634	13,060
QAD, Inc.	704	5,843
SPSS, Inc.†	896	39,550
Wind River Systems, Inc.†	3,635	39,985
		388,029
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	2,882	69,629
Sirona Dental Systems, Inc.†	816	30,869
		100,498
Diagnostic Equipment — 0.6%
Hansen Medical, Inc.†	466	8,803
Home Diagnostics, Inc.†	97,600	1,148,752
Immucor, Inc.†	3,354	93,811
		1,251,366
Diagnostic Kits — 0.1%
Inverness Medical Innovations, Inc.†	2,269	115,764

Meridian Bioscience, Inc.	1,934	41,891
OraSure Technologies, Inc.†	2,249	18,397
Quidel Corp.†	1,398	24,549
		200,601
Direct Marketing — 0.1%
Catalina Marketing Corp.	1,772	55,818
FTD Group, Inc.	932	17,158
Gaiam, Inc.†	843	15,368
ValueVision Media, Inc., Class A†	1,494	16,912
		105,256
Disposable Medical Products — 0.1%
Arrow International, Inc.	1,229	47,046
ICU Medical, Inc.†	629	27,009
Medical Action Industries, Inc.†	678	12,245
Merit Medical Systems, Inc.†	1,333	15,943
Volcano Corp.†	1,154	23,322
		125,565
Distribution/Wholesale — 0.8%
Beacon Roofing Supply, Inc.†	2,156	36,630
Beijing Med-Pharm Corp.†	1,297	13,839
BlueLinx Holdings, Inc.	561	5,885
Brightpoint, Inc.†	2,477	34,158
Building Materials Holding Corp.	1,431	20,306
Central European Distribution Corp.†	1,721	59,581
Core-Mark Holding Co., Inc.†	446	16,047
Houston Wire & Cable Co.†	819	23,268
LKQ Corp.†	2,211	54,523
MWI Veterinary Supply, Inc.†	415	16,554
NuCo2, Inc.†	748	19,201
Owens & Minor, Inc.	1,973	68,937
Scansource, Inc.†	1,254	40,116
United Stationers, Inc.†	9,556	636,812
Watsco, Inc.	1,115	60,656
WESCO International, Inc.†	8,400	507,780
		1,614,293
Diversified Financial Services — 0.0%
Newstar Financial Inc†	673	9,577
Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	1,002	39,970
Actuant Corp., Class A	1,335	84,185
Acuity Brands, Inc.	2,115	127,492
Ameron International Corp.	444	40,044
AZZ, Inc.†	568	19,113
Barnes Group, Inc.	2,244	71,090
Blount International, Inc.†	1,853	24,237
EnPro Industries, Inc.†	1,045	44,716
ESCO Technologies, Inc.†	1,263	45,796
Federal Signal Corp.	2,334	37,017
GenTek, Inc.†	422	14,863
Griffon Corp.†	1,452	31,625
Koppers Holdings, Inc.	854	28,763
Lancaster Colony Corp.	1,094	45,828
LSB Industries, Inc.†	719	15,372
Matthews International Corp., Class A	1,539	67,116
Park-Ohio Holdings Corp.†	390	10,647
Raven Industries, Inc.	779	27,818
Standex International Corp.	605	17,206
Tredegar Corp.	1,531	32,610
		825,508
Diversified Minerals — 0.0%
AMCOL International Corp.	1,249	34,110
Diversified Operations — 0.0%
Resource America, Inc., Class A	643	13,252
Walter Industries, Inc.	2,535	73,414
		86,666
Diversified Operations/Commerical Services — 0.1%
Chemed Corp.	1,232	81,669
Compass Diversified Trust	1,031	18,383
Viad Corp.	1,026	43,266
Volt Information Sciences, Inc.†	691	12,742
		156,060
Drug Delivery Systems — 0.2%
Alkermes, Inc.†	4,897	71,496
Bentley Pharmaceuticals, Inc.†	28,731	348,795
I-Flow Corp.†	999	16,723
Nastech Pharmaceutical Co., Inc.†	1,241	13,539
Noven Pharmaceuticals, Inc.†	1,210	28,375
Penwest Pharmaceuticals Co.†	1,134	14,141
		493,069
E-Commerce/Products — 0.7%
1-800 Contacts, Inc.†	365	8,563
1-800-FLOWERS.COM, Inc., Class A†	1,178	11,109
Blue Nile, Inc.†	653	39,441
NutriSystem, Inc.†	18,900	1,319,976
Overstock.com, Inc.†	802	14,653
Shutterfly, Inc.†	711	15,322
Stamps.com, Inc.†	848	11,685
		1,420,749
E-Commerce/Services — 0.1%
Move, Inc.†	5,079	22,754
priceline.com, Inc.†	1,845	126,825
		149,579
E-Marketing/Info — 0.1%
Digital River, Inc.†	2,014	91,134
Liquidity Services, Inc.†	517	9,709
ValueClick, Inc.†	4,861	143,205
		244,048
E-Services/Consulting — 0.1%
GSI Commerce, Inc.†	973	22,097
Keynote Systems, Inc.†	764	12,530
Perficient, Inc.†	1,427	29,539
RightNow Technologies, Inc.†	880	14,441
Sapient Corp.†	3,970	30,688
Websense, Inc.†	2,190	46,537
		155,832
Educational Software — 0.0%
Blackboard, Inc.†	1,391	58,589
INVESTools, Inc.†	2,547	25,368

Renaissance Learning, Inc.	415	5,457
		89,414
Electric Products-Misc. — 0.1%
GrafTech International, Ltd.†	4,836	81,438
Lamson & Sessions Co.†	689	18,307
Littelfuse, Inc.†	1,083	36,573
		136,318
Electric-Distribution — 0.0%
EnerNOC, Inc.†	182	6,940
Electric-Integrated — 0.6%
Allete, Inc.	1,249	58,765
Aquila, Inc.†	18,246	74,626
Avista Corp.	2,569	55,362
Black Hills Corp.	1,834	72,901
Central Vermont Public Service Corp.	496	18,689
CH Energy Group, Inc.	768	34,537
Cleco Corp.	2,907	71,221
El Paso Electric Co.†	2,230	54,769
IDACORP, Inc.	2,142	68,630
MGE Energy, Inc.	5,583	182,397
Northwestern Corp.	1,749	55,636
Osiris Therapeutics, Inc.†	622	8,403
Otter Tail Corp.	1,448	46,437
Pike Electric Corp.†	865	19,359
PNM Resources, Inc.	3,735	103,796
Portland General Electric Co.	1,485	40,748
The Empire District Electric Co.	1,479	33,085
UIL Holdings Corp.	1,225	40,548
Unisource Energy Corp.	1,718	56,505
Westar Energy, Inc.	4,327	105,060
		1,201,474
Electric-Transmission — 0.0%
ITC Holdings Corp.	2,070	84,104
Electronic Components-Misc. — 1.0%
Bel Fuse, Inc., Class B	6,739	229,328
Benchmark Electronics, Inc.†	3,537	80,007
CTS Corp.	1,747	22,117
Cubic Corp.	757	22,846
Daktronics, Inc.	43,048	924,671
Methode Electronics, Inc.	1,780	27,857
OSI Systems, Inc.†	738	20,184
Plexus Corp.†	2,256	51,866
Rogers Corp.†	19,661	727,457
Stoneridge, Inc.†	691	8,527
Technitrol, Inc.	1,986	56,939
		2,171,799
Electronic Components-Semiconductors — 1.7%
Actel Corp.†	1,269	17,652
Advanced Analogic Technologies, Inc.†	1,858	18,023
AMIS Holdings, Inc.†	3,255	40,753
Amkor Technology, Inc.†	5,094	80,230
Applied Micro Circuits Corp.†	13,792	34,480
Cavium Network, Inc.†	329	7,442
Conexant Systems, Inc.†	23,886	32,963
Diodes, Inc.†	967	40,392
DSP Group, Inc.†	1,388	28,412
Fairchild Semiconductor International, Inc.†	48,680	940,498
IPG Photonics Corp.†	489	9,755
IXYS Corp.†	1,261	10,529
Lattice Semiconductor Corp.†	5,589	31,969
Microsemi Corp.†	3,714	88,950
Microtune, Inc.†	2,610	13,650
MIPS Technologies, Inc.†	2,112	18,564
Monolithic Power Systems, Inc.†	1,155	20,155
Netlogic Microsystems, Inc.†	802	25,536
OmniVision Technologies, Inc.†	31,475	570,012
ON Semiconductor Corp.†	11,820	126,710
PLX Technology, Inc.†	1,396	15,579
PMC - Sierra, Inc.†	10,405	80,431
QLogic Corp.†	65,400	1,088,910
Semtech Corp.†	3,536	61,279
Silicon Image, Inc.†	4,274	36,671
SiRF Technology Holdings, Inc.†	2,579	53,488
Skyworks Solutions, Inc.†	7,786	57,227
Spansion, Inc.†	4,381	48,629
Supertex, Inc.†	555	17,394
Syntax-Brillian Corp.†	2,793	13,742
Volterra Semiconductor Corp.†	1,036	14,711
Zoran Corp.†	2,415	48,397
		3,693,133
Electronic Design Automation — 0.1%
Ansoft Corp.†	828	24,418
Comtech Group, Inc.†	957	15,800
Magma Design Automation, Inc.†	1,877	26,353
Mentor Graphics Corp.†	4,149	54,642
		121,213
Electronic Measurement Instruments — 0.6%
Analogic Corp.	680	49,987
Badger Meter, Inc.	693	19,584
Eagle Test Systems, Inc.†	597	9,588
FARO Technologies, Inc.†	715	22,780
FLIR Systems, Inc.†	3,228	149,295
Itron, Inc.†	1,462	113,948
Measurement Specialties, Inc.†	695	16,457
Tektronix, Inc.	25,520	861,045
Zygo Corp.†	796	11,375
		1,254,059
Electronic Security Devices — 0.0%
American Science and Engineering, Inc.†	447	25,412
LoJack Corp.†	913	20,351
Taser International, Inc.†	3,023	42,201
		87,964
Electronics-Military — 0.0%
EDO Corp.	859	28,235
Energy-Alternate Sources — 0.1%
Aventine Renewable Energy Holdings, Inc.†	1,465	24,861
Clean Energy Fuels Corp.†	486	6,104
Comverge, Inc.†	267	8,280
Evergreen Energy, Inc.†	4,074	24,566

Evergreen Solar, Inc.†	4,600	42,780
FuelCell Energy, Inc.†	3,226	25,550
Headwaters, Inc.†	1,919	33,141
MGP Ingredients, Inc.	482	8,146
Nova Biosource Fuels, Inc.†	1,527	3,894
Pacific Ethanol, Inc.†	1,732	22,863
US BioEnergy Corp†	563	6,396
Verasun Energy Corp.†	1,607	23,269
Verenium Corp.†	1,534	7,777
		237,627
Engineering/R&D Services — 0.4%
Aecom Technology Corp.†	1,960	48,628
EMCOR Group, Inc.†	10,073	734,322
ENGlobal Corp.†	815	9,902
Michael Baker Corp.†	352	13,077
SAIC, Inc.†	4,815	87,007
Stanley, Inc.†	389	6,854
		899,790
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	2,408	75,996
Enterprise Software/Service — 0.8%
Advent Software, Inc.†	893	29,067
Concur Technologies, Inc.†	1,839	42,021
Epicor Software Corp.†	2,829	42,067
Informatica Corp.†	4,262	62,950
JDA Software Group, Inc.†	1,250	24,537
Lawson Software, Inc.†	117,428	1,161,363
ManTech International Corp., Class A†	951	29,319
MicroStrategy, Inc., Class A†	466	44,032
Omnicell, Inc.†	1,638	34,038
Packeteer, Inc.†	1,752	13,683
Sybase, Inc.†	4,447	106,239
SYNNEX Corp.†	793	16,344
Taleo Corp., Class A†	805	18,137
The Ultimate Software Group, Inc.†	1,202	34,774
		1,658,571
Entertainment Software — 0.1%
Glu Mobile, Inc.†	361	5,018
Midway Games, Inc.†	1,126	7,161
Take-Two Interactive Software, Inc.†	3,551	70,913
THQ, Inc.†	3,259	99,465
		182,557
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	2,829	60,965
Environmental Monitoring & Detection — 0.1%
Clean Harbors, Inc.†	807	39,882
Mine Safety Appliances Co.	1,370	59,951
		99,833
Filtration/Separation Products — 0.0%
CLARCOR, Inc.	2,497	93,463
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	249	6,681
Finance-Consumer Loans — 0.8%
ASTA Funding, Inc.	548	21,060
Encore Capital Group, Inc.†	783	9,772
Nelnet, Inc., Class A	29,553	722,275
Ocwen Financial Corp.†	1,729	23,047
Portfolio Recovery Associates, Inc.	15,299	918,246
World Acceptance Corp.†	853	36,449
		1,730,849
Finance-Credit Card — 0.0%
Advanta Corp., Class B	1,203	37,461
CompuCredit Corp.†	991	34,705
		72,166
Finance-Investment Banker/Broker — 2.2%
Cowen Group, Inc.†	770	13,791
E*TRADE Financial Corp.†	38,900	859,301
Evercore Partners IncCl A	427	12,712
Friedman Billings Ramsey Group, Inc., Class A	7,849	42,856
GFI Group, Inc.†	780	56,534
Greenhill & Co., Inc.	927	63,694
Interactive Brokers Group, Inc. Class A†	1,948	52,849
KBW, Inc.†	1,425	41,866
Knight Capital Group, Inc., Class A†	5,058	83,963
LaBranche & Co., Inc.†	2,589	19,107
Ladenburg Thalmann Financial Services, Inc.†	4,769	10,969
optionsXpress Holdings, Inc.	50,427	1,293,957
Penson Worldwide, Inc.†	708	17,367
Piper Jaffray Cos., Inc.†	919	51,216
Sanders Morris Harris Group, Inc.	905	10,534
Stifel Financial Corp.†	728	42,872
SWS Group, Inc.	1,087	23,501
TD Ameritrade Holding Corp.†	53,700	1,074,000
Thomas Weisel Partners Group, Inc.†	1,050	17,482
TradeStation Group, Inc.†	76,611	892,518
		4,681,089
Finance-Leasing Company — 0.3%
Financial Federal Corp.	18,130	540,637
Finance-Mortgage Loan/Banker — 0.0%
Accredited Home Lenders Holding Co.†	1,042	14,244
Centerline Holding Co.	2,480	44,640
Delta Financial Corp.	805	9,877
Federal Agricultural Mtg. Corp., Class C	503	17,213
		85,974
Finance-Other Services — 0.3%
Asset Acceptance Capital Corp.	825	14,602
eSPEED, Inc., Class A†
Class A	948	8,191
FCStone Group, Inc.†	286	16,391
International Securities Exchange Holdings, Inc.	1,894	123,773
MarketAxess Holdings, Inc.†	1,512	27,201
The Nasdaq Stock Market, Inc.†	15,600	463,476
		653,634
Financial Guarantee Insurance — 0.5%
ACA Capital Holdings, Inc.†	399	4,748
Assured Guaranty, Ltd.	3,301	97,578
PMI Group, Inc.	14,700	656,649

Primus Guaranty, Ltd.†	2,193	23,509
RAM Holdings, Ltd.†	886	13,954
Security Capital Assurance, Ltd.	1,161	35,840
Triad Guaranty, Inc.†	5,088	203,164
		1,035,442
Firearms & Ammunition — 0.0%
Smith & Wesson Holding Corp.†	1,444	24,187
Sturm Ruger & Co., Inc.†	1,102	17,103
		41,290
Food-Baking — 0.0%
Flowers Foods, Inc.	2,492	83,133
Food-Canned — 0.5%
Del Monte Foods Co.	91,020	1,106,803
Treehouse Foods, Inc.†	1,519	40,421
		1,147,224
Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	1,739	48,188
Food-Dairy Products — 0.2%
American Dairy, Inc.†	316	5,897
Dean Foods Co.	11,800	376,066
		381,963
Food-Meat Products — 0.2%
Smithfield Foods, Inc.†	13,230	407,352
Food-Misc. — 0.1%
Cal-Maine Foods, Inc.	614	10,057
Chiquita Brands International, Inc.†	2,067	39,190
Hain Celestial Group, Inc.†	1,932	52,434
J & J Snack Foods Corp.	682	25,739
Lance, Inc.	1,509	35,552
M&F Worldwide Corp.†	591	39,349
Ralcorp Holdings, Inc.†	1,317	70,394
Seaboard Corp.	17	39,865
		312,580
Food-Retail — 0.3%
Arden Group, Inc., Class A	55	7,502
Great Atlantic & Pacific Tea Co., Inc.†	956	32,064
Ingles Markets, Inc., Class A	604	20,808
Pathmark Stores, Inc.†	1,563	20,257
Ruddick Corp.	2,001	60,270
Village Super Market, Class A	149	7,124
Weis Markets, Inc.	8,465	342,917
Wild Oats Markets, Inc.†	1,486	24,905
Winn-Dixie Stores, Inc.†	1,667	48,843
		564,690
Food-Wholesale/Distribution — 0.1%
Fresh Del Monte Produce, Inc.	1,383	34,644
Nash Finch Co.	653	32,323
Performance Food Group Co.†	1,720	55,883
Spartan Stores, Inc.	1,055	34,720
United Natural Foods, Inc.†	2,084	55,393
		212,963
Footwear & Related Apparel — 0.8%
Deckers Outdoor Corp.†	623	62,861
Heelys, Inc.†	313	8,094
Iconix Brand Group, Inc.†	2,469	54,861
Skechers USA, Inc., Class A†	993	28,996
Steven Madden, Ltd.	22,298	730,482
Stride Rite Corp.	1,789	36,245
Timberland Co., Class A†	30,979	780,361
Weyco Group, Inc.	361	9,722
Wolverine World Wide, Inc.	2,652	73,487
		1,785,109
Forestry — 0.0%
Deltic Timber Corp.	511	28,013
Funeral Services & Related Items — 0.0%
Stewart Enterprises, Inc., Class A	4,963	38,662
Gambling (Non-Hotel) — 0.1%
Dover Downs Gaming & Entertainment, Inc.	761	11,423
Isle of Capri Casinos, Inc.†	783	18,761
Lakes Entertainment, Inc.†	867	10,239
Pinnacle Entertainment, Inc.†	2,907	81,832
		122,255
Gas-Distribution — 0.7%
Cascade Natural Gas Corp.†	561	14,816
EnergySouth, Inc.	345	17,595
Laclede Group, Inc.	1,052	33,538
New Jersey Resources Corp.	9,173	468,006
Nicor, Inc.	2,193	94,124
Northwest Natural Gas Co.	11,034	509,661
Piedmont Natural Gas, Inc.	3,633	89,553
SEMCO Energy, Inc.†	1,730	13,442
South Jersey Industries, Inc.	1,435	50,770
Southwest Gas Corp.	2,053	69,412
WGL Holdings, Inc.	2,397	78,238
		1,439,155
Golf — 0.3%
Callaway Golf Co.	32,264	574,622
Hazardous Waste Disposal — 0.0%
American Ecology Corp.	790	16,922
Health Care Cost Containment — 0.0%
Corvel Corp.†	371	9,698
Healthspring, Inc.†	2,329	44,391
		54,089
Home Furnishings — 0.5%
American Woodmark Corp.	575	19,895
Ethan Allen Interiors, Inc.	1,289	44,148
Furniture Brands International, Inc.	54,435	772,977
Hooker Furniture Corp.	580	13,015
Kimball International, Inc., Class B	1,281	17,947
La-Z-Boy, Inc.	2,502	28,673
O’Sullivan Industries Holdings, Inc.†(1)(2)	183	0
Sealy Corp.	2,178	35,981
Tempur-Pedic International, Inc.	4,042	104,688
		1,037,324
Hotels/Motels — 0.2%
Gaylord Entertainment Co.†	1,995	107,012

Home Inns & Hotels Management, Inc. ADR†	6,800	219,028
Lodgian, Inc.†	913	13,722
Marcus Corp.	1,031	24,496
Morgans Hotel Group Co.†	991	24,161
		388,419
Housewares — 0.0%
Libbey, Inc.	701	15,121
Lifetime Brands, Inc.	530	10,838
National Presto Industries, Inc.	217	13,528
		39,487
Human Resources — 1.4%
Administaff, Inc.	1,139	38,145
AMN Healthcare Services, Inc.†	55,289	1,216,358
Barrett Business Services, Inc.	5,762	148,833
CDI Corp.	629	20,254
Cross Country Healthcare, Inc.†	32,221	537,446
Emergency Medical Services Corp. Class A†	452	17,687
Gevity HR, Inc.	1,191	23,022
Heidrick & Struggles International, Inc.†	876	44,886
Hudson Highland Group, Inc.†	1,229	26,288
Kelly Services, Inc., Class A	1,134	31,140
Kenexa Corp.†	1,231	46,421
Kforce, Inc.†	1,577	25,200
Korn/Ferry International†	2,079	54,595
Labor Ready, Inc.†	29,611	684,310
MPS Group, Inc.†	4,993	66,756
On Assignment, Inc.†	1,711	18,342
Resources Connection, Inc.†	2,387	79,201
Spherion Corp.†	2,746	25,785
		3,104,669
Identification Systems — 0.1%
Brady Corp., Class A	2,454	91,141
Checkpoint Systems, Inc.†	1,920	48,480
Cogent, Inc.†	2,120	31,143
L-1 Identity Solutions, Inc.†	2,884	58,978
		229,742
Independent Power Producer — 0.0%
Ormat Technologies, Inc.	668	25,170
Industrial Audio & Video Products — 0.0%
Sonic Solutions†	1,088	13,720
Industrial Automated/Robotic — 0.1%
Cognex Corp.	2,154	48,486
Gerber Scientific, Inc.†	1,126	13,084
Hurco Cos., Inc.†	272	13,595
Intermec, Inc.†	2,951	74,690
iRobot Corp.†	748	14,848
Nordson Corp.	1,640	82,262
		246,965
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	1,530	57,329
Woodward Governor Co.	1,460	78,358
X-Rite, Inc.	1,416	20,915
		156,602
Instruments-Scientific — 0.1%
Dionex Corp.†	926	65,737
FEI Co.†	1,727	56,058
OYO Geospace Corp.†	193	14,319
Varian, Inc.†	1,493	81,861
		217,975
Insurance Brokers — 0.0%
Crawford & Co., Class B	1,236	8,355
eHealth, Inc.†	605	11,550
Hilb Rogal and Hobbs Co.	1,791	76,762
		96,667
Insurance-Life/Health — 0.6%
American Equity Investment Life Holding Co.	77,868	940,646
Delphi Financial Group, Inc., Class A	2,115	88,449
FBL Financial Group, Inc., Class A	701	27,563
Great American Financial Resources, Inc.	440	10,644
Independence Holding Co.	308	6,292
Kansas City Life Insurance Co.	226	10,514
National Western Life Insurance Co., Class A	110	27,821
Presidential Life Corp.	1,052	20,682
Scottish Re Group, Ltd.†	3,311	16,191
The Phoenix Cos., Inc.	5,556	83,396
Universal American Financial Corp.†	1,911	40,666
		1,272,864
Insurance-Multi-line — 1.0%
Alfa Corp.	1,596	24,850
Citizens, Inc.†	1,684	11,855
HCC Insurance Holdings, Inc.	60,000	2,004,600
Horace Mann Educators Corp.	2,103	44,668
United Fire & Casualty Co.	1,067	37,750
		2,123,723
Insurance-Property/Casualty — 1.4%
21st Century Insurance Group	1,679	36,703
American Physicians Capital, Inc.†	468	18,954
Amerisafe, Inc.†	915	17,961
Amtrust Financial Services, Inc.	1,247	23,431
Argonaut Group, Inc.	1,638	51,122
Baldwin & Lyons, Inc., Class B	396	10,288
Bristol West Holdings, Inc.†	693	15,502
Castlepoint Holdings, Ltd.	386	5,670
CNA Surety Corp.†	29,575	559,263
Commerce Group, Inc.	2,595	90,098
Darwin Professional Underwriters, Inc.†	374	9,414
Donegal Group, Inc., Class A	647	9,640
EMC Insurance Group, Inc.	291	7,223
Employers Holdings, Inc.	2,607	55,373
Enstar Group, Ltd.†	341	41,162
First Acceptance Corp.†	832	8,453
First Mercury Financial Corp.†	602	12,624
FPIC Insurance Group, Inc.†	474	19,325
Hallmark Financial Services†	223	2,703

Harleysville Group, Inc.	760	25,354
Infinity Property & Casualty Corp.	944	47,889
James River Group, Inc.	284	9,437
LandAmerica Financial Group, Inc.	833	80,376
Meadowbrook Insurance Group, Inc.†	1,288	14,117
Midland Co.	8,020	376,459
National Interstate Corp.	258	6,729
Navigators Group, Inc.†	639	34,442
NYMAGIC, Inc.	284	11,417
Ohio Casualty Corp.	2,922	126,552
OneBeacon Insurance Group, Ltd.	30,700	777,631
PMA Capital Corp., Class A†	1,589	16,986
ProAssurance Corp.†	1,623	90,352
RLI Corp.	1,026	57,405
Safety Insurance Group, Inc.	790	32,706
SeaBright Insurance Holdings, Inc.†	1,013	17,707
Selective Insurance Group, Inc.	2,671	71,797
State Auto Financial Corp.	703	21,547
Stewart Information Services Corp.	838	33,378
Tower Group, Inc.	971	30,975
United America Indemnity, Ltd. Class A†	1,201	29,869
Zenith National Insurance Corp.	1,804	84,950
		2,992,984
Insurance-Reinsurance — 0.3%
Aspen Insurance Holdings, Ltd.	4,292	120,477
Flagstone Reinsurance Holdings, Ltd.	669	8,911
Greenlight Capital Re, Ltd. Class A†	447	10,071
IPC Holdings, Ltd.	3,100	100,099
Max Re Capital, Ltd.	2,937	83,117
Montpelier Re Holdings, Ltd.	5,443	100,913
Odyssey Re Holdings Corp.	1,379	59,145
Platinum Underwriters Holdings, Ltd.	2,915	101,296
PXRE Group, Ltd.†	2,945	13,665
		597,694
Internet Application Software — 0.1%
Art Technology Group, Inc.†	6,229	16,569
CyberSource Corp.†	1,533	18,488
DealerTrack Holdings, Inc.†	1,626	59,902
eResearch Technology, Inc.†	1,907	18,136
Interwoven, Inc.†	2,122	29,793
Lionbridge Technologies, Inc.†	2,947	17,358
On2 Technologies, Inc.†	5,496	16,488
RealNetworks, Inc.†	4,975	40,646
S1 Corp.†	2,672	21,349
Vignette Corp.†	1,391	26,651
Vocus, Inc.†	631	15,844
		281,224
Internet Connectivity Services — 0.2%
Cogent Communications Group, Inc.†	2,433	72,674
Internap Network Services Corp.†	2,382	34,348
NDS Group PLC ADR†	6,900	323,955
		430,977
Internet Content-Entertainment — 0.0%
NetFlix, Inc.†	2,287	44,345
Internet Content-Information/News — 0.1%
CNET Networks, Inc.†	7,364	60,311
Harris Interactive, Inc.†	2,568	13,739
InfoSpace, Inc.	1,607	37,298
Loopnet, Inc.†	1,320	30,796
TechTarget, Inc.†	375	4,819
The Knot, Inc.†	1,345	27,155
TheStreet.com, Inc.	1,007	10,956
Travelzoo, Inc.†	366	9,732
		194,806
Internet Financial Services — 0.5%
Authorize.Net Holdings, Inc.†	1,368	24,474
Online Resources Corp.†	85,788	941,952
		966,426
Internet Incubators — 0.0%
CMGI, Inc.†	23,725	46,264
Internet Capital Group, Inc.†	1,882	23,337
Safeguard Scientifics, Inc.†	5,889	16,548
		86,149
Internet Infrastructure Equipment — 0.4%
Avocent Corp.†	27,557	799,429
Internet Infrastructure Software — 0.1%
AsiaInfo Holdings, Inc.†	1,543	14,967
Chordiant Software, Inc.†	1,595	24,978
Imergent, Inc.	600	14,676
Openwave Systems, Inc.	4,249	26,599
Opsware, Inc.†	4,282	40,722
TIBCO Software, Inc.†	10,153	91,884
		213,826
Internet Security — 1.0%
Blue Coat Systems, Inc.†	623	30,851
CheckFree Corp.†	34,300	1,378,860
iPass, Inc.†	2,458	13,322
McAfee, Inc.†	21,310	750,112
Secure Computing Corp.†	2,269	17,222
SonicWALL, Inc.†	3,151	27,067
Sourcefire, Inc.†	323	4,519
VASCO Data Security International, Inc.†	1,274	28,996
		2,250,949
Internet Telephone — 0.1%
Ibasis, Inc.†	1,615	16,231
j2 Global Communications, Inc.†	2,404	83,899
		100,130
Intimate Apparel — 0.0%
The Warnaco Group, Inc.†	2,255	88,712
Investment Companies — 0.2%
Ampal American Israel Class A†	851	5,064
Apollo Investment Corp.	4,887	105,168
Ares Capital Corp.	3,384	57,020
Capital Southwest Corp.	148	23,057
Gladstone Capital Corp.	694	14,893
Hercules Technology Growth Capital, Inc.	1,125	15,199
Kohlberg Capital Corp.	695	12,892
MCG Capital Corp.	3,043	48,749

MVC Capital, Inc.	1,182	22,233
NexCen Brands, Inc.†	2,047	22,804
NGP Capital Resources Co.	850	14,212
Patriot Capital Funding, Inc.	889	13,202
PennantPark Investment Corp.	974	13,675
Prospect Capital Corp.	968	16,911
Technology Investment Capital Corp.	965	15,237
		400,316
Investment Management/Advisor Services — 0.1%
Calamos Asset Management, Inc., Class A	1,136	29,025
Cohen & Steers, Inc.	852	37,019
Epoch Holding Corp.†	423	5,664
GAMCO Investors, Inc., Class A	269	15,077
National Financial Partners Corp.	1,834	84,933
U.S. Global Investors, Inc.	575	13,035
Waddell & Reed Financial, Inc., Class A	4,087	106,303
WP Stewart & Co., Ltd.	1,068	11,631
		302,687
Lasers-System/Components — 0.1%
Coherent, Inc.†	1,530	46,680
Cymer, Inc.†	1,756	70,591
Electro Scientific Industries, Inc.†	1,423	29,598
Excel Technology, Inc.†	592	16,541
II-VI, Inc.†	1,154	31,354
Ionatron, Inc.†	1,554	6,061
Newport Corp.†	1,702	26,347
Rofin-Sinar Technologies, Inc.†	757	52,233
		279,405
Leisure Products — 0.4%
K2, Inc.†	50,779	771,333
Marine Products Corp.	577	4,749
Multimedia Games, Inc.†	1,189	15,171
WMS Industries, Inc.†	1,979	57,114
		848,367
Lighting Products & Systems — 0.0%
Color Kinetics, Inc.†	860	28,732
Universal Display Corp.†	1,204	18,915
		47,647
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	1,048	41,406
UniFirst Corp.	697	30,703
		72,109
Machine Tools & Related Products — 0.4%
Hardinge, Inc.	541	18,410
Kennametal, Inc.	10,770	883,463
		901,873
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.†	916	38,674
Bucyrus International, Inc.	1,821	128,890
		167,564
Machinery-Electrical — 0.4%
Baldor Electric Co.	2,229	109,845
Franklin Electric Co., Inc.	940	44,349
Raser Technologies, Inc.†	1,514	11,189
Regal-Beloit Corp.	15,946	742,127
		907,510
Machinery-Farming — 0.0%
Gehl Co.†	510	15,484
Lindsay Corp.	567	25,112
		40,596
Machinery-General Industrial — 1.8%
Albany International Corp., Class A	22,158	896,070
Altra Holdings, Inc.†	487	8,415
Applied Industrial Technologies, Inc.	2,097	61,862
Chart Industries, Inc.†	616	17,519
Flow International Corp.†	35,115	442,449
IDEX Corp.	20,130	775,810
Intevac, Inc.†	1,042	22,153
Kadant, Inc.†	679	21,185
Middleby Corp.†	333	19,920
Robbins & Myers, Inc.	686	36,447
Sauer-Danfoss, Inc.	19,544	581,629
Tennant Co.	820	29,930
Twin Disc, Inc.	222	15,964
Wabtec Corp.	23,651	863,971
		3,793,324
Machinery-Material Handling — 0.1%
Cascade Corp.	575	45,103
Columbus McKinnon Corp.†	917	29,527
NACCO, Industries, Inc., Class A	283	44,004
		118,634
Machinery-Pumps — 0.0%
Gorman-Rupp Co.	559	17,810
Tecumseh Products Co., Class A†	753	11,829
		29,639
Machinery-Thermal Process — 0.0%
TurboChef Technologies, Inc.†	957	13,321
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.†	395	3,753
Odyssey Marine Exploration, Inc.†	2,001	12,026
		15,779
Medical Imaging Systems — 0.0%
Vital Images, Inc.†	831	22,570
Medical Information Systems — 0.1%
Allscripts Healthcare Solutions, Inc.†	2,696	68,694
Computer Programs & Systems, Inc.	442	13,693
Eclipsys Corp.†	2,225	44,055
Phase Forward, Inc.†	2,003	33,711
Quality Systems, Inc.	829	31,477
		191,630
Medical Instruments — 0.4%
Abaxis, Inc.†	1,018	21,235
AngioDynamics, Inc.†	1,022	18,406
ArthroCare Corp.†	1,339	58,795
Bruker BioSciences Corp.†	3,164	28,508
Cepheid, Inc.†	2,683	39,172
Conceptus, Inc.†	1,432	27,738

CONMED Corp.†	1,378	40,348
Datascope Corp.	626	23,963
DJO, Inc.†	1,147	47,337
ev3, Inc.†	859	14,500
Foxhollow Technologies, Inc.†	963	20,454
Kensey Nash Corp.†	581	15,577
Kyphon, Inc.†	2,219	106,845
Micrus Endovascular Corp.†	731	17,983
Natus Medical, Inc.†	1,051	16,732
NuVasive, Inc.†	1,681	45,404
Spectranetics Corp.†	1,517	17,476
Stereotaxis, Inc.†	1,274	16,638
SurModics, Inc.†	739	36,950
Symmetry Medical, Inc.†	1,719	27,521
Thoratec Corp.†	2,591	47,648
Ventana Medical Systems, Inc.†	1,448	111,887
		801,117
Medical Labs & Testing Services — 0.2%
Bio-Reference Laboratories, Inc.†	540	14,769
National Dentex Corp.†	18,730	351,562
		366,331
Medical Laser Systems — 0.1%
Cutera, Inc.†	660	16,447
Cynosure, Inc. Class A†	370	13,479
LCA-Vision, Inc.	977	46,173
Palomar Medical Technologies, Inc.†	893	30,996
		107,095
Medical Products — 0.7%
ABIOMED, Inc.†	1,407	15,167
Accuray, Inc.†	801	17,766
American Medical Systems Holdings, Inc.†	3,509	63,302
Cantel Medical Corp.†	561	9,543
Cyberonics, Inc.†	1,081	18,182
Haemonetics Corp.†	1,293	68,025
Invacare Corp.	1,401	25,680
Luminex Corp.†	1,745	21,481
Mentor Corp.	1,935	78,716
Metabolix, Inc.†	703	17,596
Minrad International, Inc.†	2,293	13,598
Northstar Neuroscience, Inc.†	74,151	862,376
NxStage Medical, Inc.†	984	12,723
Orthofix International NV†	805	36,201
PolyMedica Corp.	1,108	45,262
PSS World Medical, Inc.†	3,272	59,616
Sonic Innovations, Inc.†	1,284	11,235
TomoTherapy, Inc.†	572	12,538
Vital Signs, Inc.	527	29,275
West Pharmaceutical Services, Inc.	1,607	75,770
Wright Medical Group, Inc.†	1,725	41,607
Zoll Medical Corp.†	993	22,154
		1,557,813
Medical Sterilization Products — 0.0%
STERIS Corp.	3,174	97,124
Medical-Biomedical/Gene — 0.9%
Acorda Therapeutics, Inc.†	1,034	17,640
Advanced Magnetics, Inc.†	694	40,363
Affymax, Inc.†	208	5,608
Affymetrix, Inc.†	3,341	83,157
Alexion Pharmaceuticals, Inc.†	1,773	79,891
American Oriental Bioengineering, Inc.†	2,265	20,158
Applera Corp. - Celera Group†	3,840	47,616
Arena Pharmaceuticals, Inc.†	2,968	32,618
ARIAD Pharmaceuticals, Inc.†	3,344	18,359
Arqule, Inc.†	1,590	11,210
Bio-Rad Laboratories, Inc., Class A†	910	68,769
BioMimetic Therapeutics, Inc.†	522	8,159
Cambrex Corp.	1,396	18,525
Cell Genesys, Inc.†	3,553	11,903
CryoLife, Inc.†	1,096	14,259
Cytokinetics, Inc.†	1,596	9,017
Digene Corp.†	1,042	62,572
Encysive Pharmaceuticals, Inc.†	2,934	5,223
Enzo Biochem, Inc.†	21,112	315,624
Enzon Pharmaceuticals, Inc.†	2,146	16,846
Exelixis, Inc.†	4,714	57,039
Genomic Health, Inc.†	665	12,502
GenVec, Inc.†	3,226	7,581
Geron Corp.†	3,549	24,985
GTx, Inc.†	821	13,292
Halozyme Therapeutics, Inc.†	3,136	28,945
Human Genome Sciences, Inc.†	6,539	58,328
Illumina, Inc.†	2,611	105,980
Immunomedics, Inc.†	2,827	11,732
Incyte Corp.†	4,090	24,540
Integra LifeSciences Holdings Corp.†	877	43,341
InterMune, Inc.†	1,317	34,163
Keryx Biopharmaceuticals, Inc.†	2,122	20,732
Kosan Biosciences, Inc.†	2,071	10,811
LifeCell Corp.†	1,651	50,422
Martek Biosciences Corp.†	1,571	40,799
Maxygen, Inc.†	1,188	10,181
Medivation, Inc.†	1,039	21,227
Molecular Insight Pharmaceuticals, Inc.†	245	2,313
Momenta Pharmaceuticals, Inc.†	1,154	11,632
Myriad Genetics, Inc.†	2,096	77,950
Nektar Therapeutics†	4,465	42,373
Novacea, Inc.†	322	3,043
Omrix Biopharmaceuticals, Inc.†	667	20,984
Orexigen Therapeutics, Inc.†	355	5,332
Protalix BioTherapeutics, Inc.†	1,567	42,293
Regeneration Technologies, Inc.†	1,450	16,313
Regeneron Pharmaceuticals, Inc.†	3,100	55,552
Savient Pharmaceuticals, Inc.†	2,586	32,118
Seattle Genetics, Inc.†	2,032	19,934
SuperGen, Inc.†	2,599	14,450
Telik, Inc.†	2,555	8,636
Tercica, Inc.†	1,605	8,186
XOMA, Ltd.†	6,413	19,496
		1,844,722
Medical-Drugs — 0.5%
Acadia Pharmaceuticals, Inc.†	1,508	20,614
Adams Respiratory Therapeutics, Inc.†	1,735	68,342
Akorn, Inc.†	2,681	18,740
Amicus Therapeutics, Inc.†	244	2,806

Array Biopharma, Inc.†	2,289	26,713
Auxilium Pharmaceuticals, Inc.†	1,381	22,013
Biodel, Inc.†	244	4,831
Bionovo, Inc.†	2,193	8,465
Bradley Pharmaceuticals, Inc.†	620	13,460
Cadence Pharmaceuticals, Inc.†	787	9,546
Cubist Pharmaceuticals, Inc.†	2,695	53,118
Durect Corp.†	3,380	13,013
Emergent Biosolutions, Inc.†	274	2,822
Idenix Pharmaceuticals, Inc.†	1,212	7,151
Indevus Pharmaceuticals, Inc.†	2,969	19,981
Javelin Pharmaceuticals. Inc.†	2,070	12,813
K-V Pharmaceutical Co., Class A†	1,722	46,907
Ligand Pharmaceuticals, Inc. Class B	4,392	30,217
Medicis Pharmaceutical Corp., Class A	2,720	83,069
OSI Pharmaceuticals, Inc.†	2,808	101,678
Pain Therapeutics, Inc.†	1,752	15,260
Pharmion Corp.†	1,267	36,680
Poniard Pharmaceuticals, Inc.†	1,132	7,698
Pozen, Inc.†	1,241	22,425
Prestige Brands Holdings, Inc.†	1,650	21,417
Rigel Pharmaceuticals, Inc.†	1,471	13,107
Salix Pharmaceuticals, Ltd.†	2,297	28,253
Santarus, Inc.†	2,472	12,780
Sciele Pharma, Inc.†	1,717	40,453
Sirtris Pharmaceuticals, Inc.†	295	2,912
Somaxon Pharmaceuticals, Inc.†	495	6,019
Synta Pharmaceuticals Corp.†	244	2,025
Valeant Pharmaceuticals International	4,627	77,225
ViroPharma, Inc.†	3,399	46,906
XenoPort, Inc.†	1,049	46,597
Zymogenetics, Inc.†	1,894	27,671
		973,727
Medical-Generic Drugs — 0.1%
Alpharma, Inc., Class A	2,111	54,907
Caraco Pharmaceutical Laboratories, Ltd†	487	7,393
Par Pharmaceutical Cos., Inc.†	1,750	49,402
Perrigo Co.	3,743	73,288
		184,990
Medical-HMO — 0.6%
AMERIGROUP Corp.†	2,570	61,166
Centene Corp.†	2,124	45,496
Magellan Health Services, Inc.†	23,504	1,092,231
Molina Healthcare, Inc.†	665	20,296
		1,219,189
Medical-Hospitals — 1.0%
Health Management Assoc., Inc., Class A	114,600	1,301,856
LifePoint Hospitals, Inc.†	18,740	724,863
Medcath Corp.†	491	15,614
Symbion, Inc.†	1,058	22,969
		2,065,302
Medical-Nursing Homes — 0.1%
Assisted Living Concepts, Inc. Class A†	2,932	31,226
Genesis HealthCare Corp.†	960	65,683
Kindred Healthcare, Inc.†	1,479	45,435
National Healthcare Corp.	340	17,544
Skilled Healthcare Group, Inc. Class A†	1,091	16,921
Sun Healthcare Group, Inc.†	2,091	30,299
		207,108
Medical-Outpatient/Home Medical — 0.8%
Air Methods Corp.†	508	18,628
Amedisys, Inc.†	1,264	45,921
Amsurg Corp.†	1,488	35,920
Apria Healthcare Group, Inc.†	8,825	253,895
Gentiva Health Services, Inc.†	1,345	26,981
Hythiam, Inc.†	1,484	12,837
LHC Group, Inc.†	706	18,497
Odyssey HealthCare, Inc.†	1,645	19,510
Option Care, Inc.	1,512	23,285
Radiation Therapy Services, Inc.†	47,132	1,241,457
Res-Care, Inc.†	1,186	25,072
		1,722,003
Metal Processors & Fabrication — 1.5%
Ampco-Pittsburgh Corp.	352	14,112
CIRCOR International, Inc.	797	32,223
Dynamic Materials Corp.	24,289	910,837
Haynes International, Inc.†	567	47,872
Kaydon Corp.	17,547	914,550
Ladish Co,. Inc.†	706	30,358
LB Foster Co., Class A†	515	14,770
Mueller Industries, Inc.	19,309	665,002
Quanex Corp.	1,807	88,001
RBC Bearings, Inc.†	9,724	401,115
Sun Hydraulics Corp.	362	17,828
Trimas Corp.†	653	7,888
Worthington Industries, Inc.	3,364	72,831
		3,217,387
Metal Products-Distribution — 0.0%
A.M. Castle & Co.	543	19,499
Lawson Products, Inc.	204	7,895
		27,394
Metal-Aluminum — 0.1%
Century Aluminum Co.†	1,133	61,896
Kaiser Aluminum Corp.	735	53,567
		115,463
Metal-Diversified — 0.1%
Apex Silver Mines, Ltd.†	2,856	57,634
Hecla Mining Co.†	5,857	50,019
		107,653
Mining — 0.1%
Meridian Gold, Inc.†	8,930	246,289
Royal Gold, Inc.	1,179	28,025
US Gold Corp.†	2,242	12,331
		286,645
Miscellaneous Manufacturing — 0.5%
American Railcar Industries, Inc.	477	18,603
AptarGroup, Inc.	28,701	1,020,608
Freightcar America, Inc.	597	28,560

Reddy Ice Holdings, Inc.	1,062	30,288
		1,098,059
Motion Pictures & Services — 0.0%
	2,583	77,645
MRI/Medical Diagnostic Imaging — 0.0%
Alliance Imaging, Inc.†	1,242	11,663
Nighthawk Radiology Holdings, Inc.†	1,026	18,519
		30,182
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	2,450	40,425
Multimedia — 0.1%
Belo Corp., Class A	4,123	84,892
Entravision Communications Corp., Class A†	3,367	35,118
Gemstar-TV Guide International, Inc.†	12,194	59,994
Journal Communications, Inc., Class A	2,294	29,845
Martha Stewart Living Omnimedia, Inc., Class A	1,294	22,257
Media General, Inc., Class A	1,077	35,832
		267,938
Music — 0.4%
Steinway Musical Instruments, Inc.	391	13,525
Warner Music Group Corp.	55,000	794,750
		808,275
Networking Products — 1.1%
3Com Corp.†	18,952	78,272
Acme Packet, Inc.†	1,076	12,363
Adaptec, Inc.†	5,763	21,957
Aeroflex, Inc.†	3,642	51,607
Anixter International, Inc.†	1,504	113,116
Atheros Communications, Inc.†	2,691	82,990
BigBand Networks, Inc.†	600	7,866
Black Box Corp.	15,295	632,907
Extreme Networks, Inc.†	5,768	23,360
Foundry Networks, Inc.†	67,315	1,121,468
Hypercom Corp.†	2,593	15,325
Ixia†	2,134	19,761
Netgear, Inc.†	1,686	61,118
Polycom, Inc.†	4,465	150,024
Switch & Data Facilities Co., Inc.†	621	11,917
Veraz Networks, Inc.†	441	2,875
		2,406,926
Non-Ferrous Metals — 0.1%
Brush Engineered Materials, Inc.†	989	41,528
Idaho General Mines, Inc.†	2,364	14,988
RTI International Metals, Inc.†	1,123	84,640
Uranium Resources, Inc.†	2,541	28,027
USEC, Inc.†	4,257	93,569
		262,752
Non-Hazardous Waste Disposal — 0.1%
Casella Waste Systems, Inc., Class A†	1,107	11,934
Waste Connections, Inc.†	3,345	101,153
Waste Industries USA, Inc.	246	8,398
Waste Services, Inc.†	947	11,506
		132,991
Office Automation & Equipment — 0.0%
IKON Office Solutions, Inc.	5,236	81,734
Office Furnishings-Original — 0.1%
CompX International, Inc.	73	1,351
Herman Miller, Inc.	3,092	97,707
Interface, Inc. Class A	2,665	50,262
Knoll, Inc.	2,420	54,208
		203,528
Office Supplies & Forms — 0.3%
ACCO Brands Corp.†	2,628	60,575
Ennis, Inc.	1,246	29,306
The Standard Register Co.	48,666	554,793
		644,674
Oil & Gas Drilling — 0.2%
Atlas America, Inc.	1,113	59,802
Atwood Oceanics, Inc.†	1,335	91,608
Bronco Drilling Co., Inc.†	1,267	20,791
Grey Wolf, Inc.†	9,003	74,185
Parker Drilling Co.†	5,436	57,295
Pioneer Drilling Co.†	2,417	36,037
		339,718
Oil Companies-Exploration & Production — 1.7%
APCO Argentina, Inc.	111	9,425
Arena Resources, Inc.†	652	37,888
ATP Oil & Gas Corp.†	1,040	50,586
Berry Petroleum Co., Class A	1,924	72,496
Bill Barrett Corp.†	1,503	55,355
Bois d’Arc Energy, Inc.†	886	15,088
BPZ Energy, Inc.†	2,203	12,293
Brigham Exploration Co.†	2,221	13,037
Callon Petroleum Co.†	1,010	14,312
Carrizo Oil & Gas, Inc.†	1,104	45,783
Clayton Williams Energy, Inc.†	269	7,120
Comstock Resources, Inc.†	2,163	64,825
Contango Oil & Gas Co.†	639	23,189
Delta Petroleum Corp.†	3,199	64,236
Denbury Resources, Inc.†	30,100	1,128,750
Edge Petroleum Corp.†	1,386	19,418
Encore Acquisition Co.†	2,587	71,919
Energy Partners, Ltd.†	1,376	22,965
EXCO Resources, Inc.†	3,002	52,355
FX Energy, Inc.†	1,739	15,912
GeoGlobal Resources, Inc.†	1,571	7,996
GeoMet, Inc.†	881	6,748
GMX Resources, Inc.†	561	19,411
Goodrich Petroleum Corp.†	755	26,146
Gulfport Energy Corp.†	962	19,221
Harvest Natural Resources, Inc.†	1,829	21,783
Mariner Energy, Inc.†	4,243	102,893
McMoRan Exploration Co.†	1,148	16,072
Meridian Resource Corp.†	4,351	13,140
Oilsands Quest, Inc.†	5,259	12,990
Parallel Petroleum Corp.†	1,836	40,208
Penn Virginia Corp.	1,870	75,174
PetroHawk Energy Corp.†	8,259	130,988

Petroleum Development Corp.†	725	34,423
Petroquest Energy, Inc.†	2,022	29,400
Rosetta Resources, Inc.†	2,472	53,247
Stone Energy Corp.†	1,365	46,765
Swift Energy Co.†	1,456	62,258
Toreador Resources Corp.†	736	11,040
TXCO Resources, Inc.†	1,641	16,869
Vaalco Energy, Inc.†	2,878	13,901
Venoco, Inc.†	607	11,333
Warren Resources, Inc.†	2,638	30,812
Whiting Petroleum Corp.†	1,804	73,098
XTO Energy, Inc.	14,666	881,427
		3,554,295
Oil Companies-Integrated — 0.0%
Delek US Holdings, Inc.	573	15,270
PetroCorp, Inc.†(1)(2)	154	0
		15,270
Oil Field Machinery & Equipment — 1.5%
CARBO Ceramics, Inc.	988	43,284
Complete Production Services, Inc.†	2,081	53,794
Dril-Quip, Inc.†	1,298	58,345
Flotek Industries, Inc.†	442	26,498
Gulf Island Fabrication, Inc.	522	18,113
Lufkin Industries, Inc.	733	47,315
Metretek Technologies, Inc.†	112,200	1,732,368
NATCO Group, Inc., Class A†	847	38,996
National-Oilwell Varco, Inc.†	10,435	1,087,745
T-3 Energy Services, Inc.†	264	8,831
		3,115,289
Oil Refining & Marketing — 0.0%
Alon USA Energy, Inc.	631	27,770
Crosstex Energy, Inc.	1,796	51,599
Sulphco, Inc.†	2,160	7,798
		87,167
Oil-Field Services — 0.5%
Allis-Chalmers Energy, Inc.†	1,223	28,117
Basic Energy Services, Inc.†	1,990	50,884
Cal Dive International, Inc.†	1,088	18,093
Geokinetics, Inc.†	333	10,333
Hanover Compressor Co.†	4,508	107,516
Hercules Offshore, Inc.†	1,290	41,770
Horizon Offshore, Inc.†	1,592	30,566
Hornbeck Offshore Services, Inc.†	1,119	43,372
MarkWest Hydrocarbon, Inc.	312	17,918
Matrix Service Co.†	1,182	29,373
Newpark Resources, Inc.†	4,378	33,930
Oil States International, Inc.†	2,398	99,133
RPC, Inc.	1,569	26,736
Superior Offshore International, Inc.†	495	9,009
Superior Well Services, Inc.†	8,773	222,922
Trico Marine Services, Inc.†	579	23,670
Union Drilling, Inc.†	671	11,018
Universal Compression Holdings, Inc.†	1,473	106,748
W-H Energy Services, Inc.†	1,481	91,689
Willbros Group, Inc.†	1,268	37,634
		1,040,431
Optical Supplies — 0.0%
Oakley, Inc.	1,197	33,995
Paper & Related Products — 0.2%
Bowater, Inc.	2,738	68,313
Buckeye Technologies, Inc.†	1,850	28,620
Glatfelter	2,193	29,803
Mercer International, Inc. SBI†	1,552	15,830
Neenah Paper, Inc.	721	29,749
Potlatch Corp.	1,900	81,795
Rock-Tenn Co., Class A	1,710	54,241
Schweitzer-Mauduit International, Inc.	765	23,715
Wausau Paper Corp.	2,165	29,011
Xerium Technologies, Inc.	958	7,300
		368,377
Patient Monitoring Equipment — 0.0%
Aspect Medical Systems, Inc.†	803	12,013
Insulet Corp.†	382	5,424
Visicu, Inc.†	748	6,844
		24,281
Pharmacy Services — 0.0%
HealthExtras, Inc.†	1,506	44,547
Physical Therapy/Rehabilation Centers — 2.0%
Healthsouth Corp.†	77,034	1,395,086
Psychiatric Solutions, Inc.†	68,444	2,481,779
RehabCare Group, Inc.†	29,551	420,806
		4,297,671
Physicians Practice Management — 0.1%
American Dental Partners, Inc.†	611	15,868
Healthways, Inc.†	1,707	80,860
Matria Healthcare, Inc.†	1,038	31,431
		128,159
Platinum — 0.0%
Stillwater Mining Co.†	2,036	22,416
Pollution Control — 0.0%
Fuel Tech, Inc.†	843	28,873
Poultry — 0.1%
Pilgrim’s Pride Corp.	1,967	75,080
Sanderson Farms, Inc.	823	37,052
		112,132
Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	1,744	39,519
Hubbell, Inc., Class B	7,450	403,939
Powell Industries, Inc.†	392	12,450
Power-One, Inc.†	3,419	13,607
Vicor Corp.	947	12,529
		482,044
Precious Metals — 0.0%
Coeur d’Alene Mines Corp.†	13,562	48,688
Printing-Commercial — 0.1%
Bowne & Co., Inc.	1,343	26,202
Cenveo, Inc.†	2,614	60,619
Consolidated Graphics, Inc.†	513	35,541

Multi-Color Corp.	265	10,417
Valassis Communications, Inc.†	2,332	40,087
VistaPrint, Ltd.†	2,101	80,363
		253,229
Private Corrections — 0.0%
Cornell Cos., Inc.†	518	12,722
Geo Group, Inc.†	2,456	71,470
		84,192
Protection/Safety — 0.0%
Landauer, Inc.	448	22,064
Protection One, Inc.†	318	4,757
		26,821
Publishing-Books — 0.0%
Courier Corp.	507	20,280
Scholastic Corp.†	1,676	60,235
		80,515
Publishing-Newspapers — 0.0%
GateHouse Media, Inc.	736	13,653
Lee Enterprises, Inc.	2,243	46,789
Sun-Times Media Group, Inc., Class A	3,177	16,679
		77,121
Publishing-Periodicals — 0.0%
Playboy Enterprises, Inc., Class B†	1,073	12,157
Primedia, Inc.†	12,882	36,714
Value Line, Inc.	66	2,897
		51,768
Quarrying — 0.0%
Compass Minerals International, Inc.	1,566	54,278
Racetracks — 0.0%
Churchill Downs, Inc.	460	24,095
Magna Entertainment Corp., Class A†	1,961	5,726
Speedway Motorsports, Inc.	678	27,106
		56,927
Radio — 0.1%
Citadel Broadcasting Corp.	8,872	57,224
Cox Radio, Inc., Class A†	1,619	23,055
Cumulus Media, Inc., Class A†	1,383	12,931
Emmis Communications Corp., Class A	1,550	14,275
Entercom Communications Corp., Class A	1,594	39,675
Radio One, Inc., Class D†	3,725	26,298
Salem Communications Corp., Class A†	447	4,957
Spanish Broadcasting System, Inc., Class A†	1,962	8,437
Westwood One, Inc.	3,456	24,849
		211,701
Real Estate Investment Trusts — 3.4%
Acadia Realty Trust	1,565	40,612
Affordable Residential Communities, Inc.†	2,310	27,304
Agree Reality Corp.	377	11,781
Alesco Financial, Inc.	2,701	21,959
Alexander’s, Inc.†	98	39,617
Alexandria Real Estate Equities, Inc.	1,435	138,937
American Campus Communities, Inc.	1,128	31,911
American Financial Realty Trust	6,344	65,470
American Home Mtg. Investment Corp.	2,376	43,671
Anthracite Capital, Inc.	2,843	33,263
Anworth Mtg. Asset Corp.	2,221	20,100
Arbor Realty Trust, Inc.	566	14,608
Ashford Hospitality Trust, Inc.	5,158	60,658
Associated Estates Realty Corp.	766	11,942
BioMed Realty Trust, Inc.	26,087	655,305
BRT Realty Trust	342	8,895
Capital Lease Funding, Inc.	2,119	22,779
Capital Trust, Inc., Class A	665	22,703
CBRE Realty Finance, Inc.	1,420	16,884
Cedar Shopping Centers, Inc.	2,152	30,881
Corporate Office Properties Trust	1,900	77,919
Cousins Properties, Inc.	21,654	628,183
Crescent Real Estate Equities Co.	3,853	86,461
Crystal River Capital, Inc.	1,218	29,573
DCT Industrial Trust, Inc.	8,202	88,254
Deerfield Triarc Capital Corp.	2,519	36,853
DiamondRock Hospitality Co.	4,604	87,844
Digital Realty Trust, Inc.	2,595	97,780
Duke Realty Corp.	8,230	293,564
EastGroup Properties, Inc.	1,156	50,656
Education Realty Trust, Inc.	1,362	19,109
Entertainment Properties Trust	1,298	69,806
Equity Inns, Inc.	2,681	60,054
Equity Lifestyle Properties, Inc.	980	51,146
Equity One, Inc.	1,772	45,275
Extra Space Storage, Inc.	3,135	51,728
FelCor Lodging Trust, Inc.	3,038	79,079
First Industrial Realty Trust, Inc.	2,210	85,660
First Potomac Reality Trust	1,179	27,459
Franklin Street Properties Corp.	2,898	47,933
Getty Realty Corp.	844	22,180
Glimcher Realty Trust	1,807	45,175
GMH Communities Trust	1,530	14,826
Gramercy Capital Corp.	910	25,061
Healthcare Realty Trust, Inc.	2,329	64,700
Hersha Hospitality Trust	1,986	23,475
Highland Hospitality Corp.†	2,993	57,466
Highwoods Properties, Inc.	2,770	103,875
Home Properties, Inc.	1,619	84,075
Impac Mtg. Holdings, Inc.	3,705	17,080
Inland Real Estate Corp.	2,829	48,036
Innkeepers USA Trust†	2,329	41,293
Investors Real Estate Trust	2,348	24,255
Jer Investors Trust, Inc.	1,260	18,900
Kite Realty Group Trust	1,016	19,324
LaSalle Hotel Properties	18,003	781,690
Lexington Corporate Properties Trust	3,222	67,018
Liberty Property Trust	7,310	321,128
LTC Properties, Inc.	1,152	26,208
Luminent Mtg. Capital, Inc.	2,280	23,005
Maguire Properties, Inc.	1,824	62,618
Medical Properties Trust, Inc.	2,414	31,937
MFA Mtg. Investments, Inc.	3,953	28,778
Mid-America Apartment Communities, Inc.	7,919	415,589

Mission West Properties	956	13,327
National Health Investors, Inc.	1,134	35,970
National Retail Properties, Inc.	3,249	71,023
Nationwide Health Properties, Inc.	4,346	118,211
Newcastle Investment Corp.	2,022	50,692
NorthStar Realty Finance Corp.	2,987	37,367
Novastar Financial, Inc.	1,846	12,885
Omega Healthcare Investors, Inc.	3,274	51,827
Parkway Properties, Inc.	774	37,175
Pennsylvania Real Estate Investment Trust	1,565	69,376
Post Properties, Inc.	2,125	110,776
PS Business Parks, Inc.	775	49,112
Quadra Realty Trust, Inc.†	812	10,158
RAIT Investment Trust	3,083	80,220
Ramco-Gershenson Properties Trust	905	32,517
Realty Income Corp.	4,920	123,935
Redwood Trust, Inc.	1,029	49,783
Republic Property Trust	1,270	15,558
Resource Capital Corp.	1,072	14,987
Saul Centers, Inc.	522	23,673
Senior Housing Properties Trust	4,073	82,886
Sovran Self Storage, Inc.	1,003	48,305
Spirit Finance Corp.	5,556	80,895
Strategic Hotel Capital, Inc.	3,621	81,436
Sun Communities, Inc.	780	23,221
Sunstone Hotel Investors, Inc.	3,041	86,334
Tanger Factory Outlet Centers, Inc.	1,523	57,036
U-Store-It Trust	2,256	36,976
Universal Health Realty Income Trust	574	19,114
Urstadt Biddle Properties, Inc., Class A	1,030	17,520
Washington Real Estate Investment Trust	2,194	74,596
Winston Hotels, Inc.†	1,283	19,245
Winthrop Realty Trust	2,463	17,019
		7,354,463
Real Estate Management/Services — 0.0%
Grubb & Ellis Co.†	770	8,932
HFF, Inc., Class A†	801	12,423
Tarragon Corp.†	676	5,719
		27,074
Real Estate Operations & Development — 0.2%
American Land Lease, Inc.	11,730	293,250
Avatar Holdings, Inc.†	279	21,466
Consolidated-Tomoka Land Co.	278	19,263
Meruelo Maddux Properties, Inc.†	2,227	18,172
Stratus Properties, Inc.†	241	8,315
Thomas Properties Group, Inc.	1,156	18,473
		378,939
Recreational Centers — 0.0%
Life Time Fitness, Inc.†	1,546	82,294
Town Sports International Holdings, Inc.†	791	15,282
		97,576
Recreational Vehicles — 0.1%
Arctic Cat, Inc.	585	11,583
Polaris Industries, Inc.	1,742	94,347
		105,930
Recycling — 0.0%
Metal Management, Inc.	1,247	54,955
Rental Auto/Equipment — 0.7%
Aaron Rents, Inc.	2,251	65,729
Dollar Thrifty Automotive Group, Inc.†	1,154	47,129
Electro Rent Corp.	844	12,272
H&E Equipment Services, Inc.†	866	24,023
McGrath Rentcorp	1,227	41,338
Rent-A-Center, Inc.†	3,426	89,864
RSC Holdings, Inc.†	59,315	1,186,300
		1,466,655
Research & Development — 0.4%
Albany Molecular Research, Inc.†	1,262	18,741
Arrowhead Research Corp.†	1,649	8,294
Exponent, Inc.†	723	16,174
Kendle International, Inc.†	618	22,724
Parexel International Corp.†	1,355	56,991
Pharmaceutical Product Development, Inc.	14,900	570,223
PharmaNet Development Group, Inc.†	909	28,979
PRA International†	967	24,465
Senomyx, Inc.†	1,477	19,939
		766,530
Resorts/Theme Parks — 0.1%
Bluegreen Corp.†	1,034	12,087
Great Wolf Resorts, Inc.†	1,494	21,290
Six Flags, Inc.†	3,435	20,919
Vail Resorts, Inc.†	1,530	93,131
		147,427
Retail-Apparel/Shoe — 2.3%
Aeropostale, Inc.†	2,517	104,909
Bebe Stores, Inc.	1,235	19,772
Brown Shoe Co., Inc.	2,143	52,118
Buckle, Inc.	18,124	714,086
Cache, Inc.†	600	7,962
Casual Male Retail Group, Inc.†	1,759	17,766
Cato Corp., Class A	30,605	671,474
Charlotte Russe Holding, Inc.†	1,233	33,131
Charming Shoppes, Inc.†	6,026	65,262
Christopher & Banks Corp.	1,763	30,235
Deb Shops, Inc.	18,505	511,663
Dress Barn, Inc.†	2,291	47,011
DSW, Inc., Class A†	789	27,473
Eddie Bauer Holdings, Inc.†	1,483	19,056
Genesco, Inc.†	1,109	58,012
Hot Topic, Inc.†	2,155	23,425
J Crew Group, Inc.†	1,897	102,609
Jos. A. Bank Clothiers, Inc.†	881	36,535
Kenneth Cole Productions, Inc. Class A	484	11,955
Men’s Wearhouse, Inc.	2,640	134,825
New York & Co., Inc.†	1,060	11,618
Pacific Sunwear of California, Inc.†	3,419	75,218
Payless ShoeSource, Inc.†	3,179	100,297
Shoe Carnival, Inc.†	460	12,645
Stage Stores, Inc.	2,114	44,309

Stein Mart, Inc.	1,321	16,195
Syms Corp.	334	6,590
Talbots, Inc.	1,128	28,234
The Children’s Place Retail Stores, Inc.†	32,895	1,698,698
The Finish Line, Inc., Class A	2,070	18,858
Tween Brands, Inc.†	1,494	66,632
Under Armour, Inc., Class A†	1,206	55,054
Wet Seal, Inc., Class A†	4,107	24,683
		4,848,310
Retail-Appliances — 0.0%
Conn’s, Inc.†	593	16,936
Retail-Arts & Crafts — 0.0%
A.C. Moore Arts & Crafts, Inc.†	985	19,316
Retail-Auto Parts — 0.0%
CSK Auto Corp.†	2,140	39,376
PEP Boys-Manny Moe & Jack	2,051	41,348
		80,724
Retail-Automobile — 0.3%
Asbury Automotive Group, Inc.	1,248	31,137
Group 1 Automotive, Inc.	1,182	47,682
Lithia Motors, Inc., Class A	19,523	494,713
Rush Enterprises, Inc., Class A†	1,078	23,414
Sonic Automotive, Inc.	1,509	43,716
		640,662
Retail-Bedding — 0.0%
Select Comfort Corp.†	2,401	38,944
Retail-Bookstore — 0.0%
Books-A-Million, Inc.	723	12,248
Borders Group, Inc.	2,852	54,359
		66,607
Retail-Computer Equipment — 0.0%
Insight Enterprises, Inc.†	2,354	53,130
PC Connection, Inc.†	453	5,997
Systemax, Inc.	517	10,759
		69,886
Retail-Convenience Store — 0.4%
Casey’s General Stores, Inc.	30,020	818,345
The Pantry, Inc.†	1,115	51,402
		869,747
Retail-Discount — 0.1%
99 Cents Only Stores†	2,283	29,930
Citi Trends, Inc.†	675	25,623
Fred’s, Inc.	1,951	26,104
Tuesday Morning Corp.	1,461	18,058
		99,715
Retail-Drug Store — 0.0%
Longs Drug Stores Corp.	1,605	84,295
Retail-Fabric Store — 0.0%
Jo-Ann Stores, Inc.†	1,215	34,542
Retail-Hair Salons — 0.0%
Regis Corp.	2,158	82,544
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	965	11,262
Pier 1 Imports, Inc.†	4,300	36,507
		47,769
Retail-Jewelry — 0.0%
Movado Group, Inc.	838	28,274
Zale Corp.†	2,385	56,787
		85,061
Retail-Leisure Products — 0.3%
MarineMax, Inc.†	796	15,936
West Marine, Inc.†	50,949	701,058
		716,994
Retail-Misc./Diversified — 0.0%
Pricesmart, Inc.	652	16,124
Retail-Music Store — 0.0%
Guitar Center, Inc.†	1,439	86,067
Retail-Office Supplies — 0.0%
School Specialty, Inc.†	1,031	36,539
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	1,446	57,334
Ezcorp, Inc., Class A†	1,804	23,885
First Cash Financial Services, Inc.†	1,279	29,980
		111,199
Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings Inc.†	4,558	41,022
Retail-Petroleum Products — 0.9%
World Fuel Services Corp.	47,590	2,001,635
Retail-Regional Department Stores — 0.3%
Bon-Ton Stores, Inc.	499	19,990
Dillard’s, Inc., Class A	18,180	653,207
Retail Ventures, Inc.†	1,347	21,727
		694,924
Retail-Restaurants — 1.1%
AFC Enterprises, Inc.†	1,429	24,707
Applebee’s International, Inc.	3,635	87,604
Benihana, Inc. Class A†	400	8,000
BJ’s Restaurants, Inc.†	828	16,345
Bob Evans Farms, Inc.	1,743	64,230
Buffalo Wild Wings, Inc.†	373	15,513
California Pizza Kitchen, Inc.†	944	20,277
Carrols Restaurant Group, Inc.†	485	7,396
CBRL Group, Inc.	1,200	50,976
CEC Entertainment, Inc.†	1,394	49,069
Chipotle Mexican Grill, Inc., Class B†	1,597	125,572
CKE Restaurants, Inc.	3,070	61,615
Denny’s Corp.†	4,562	20,301
Domino’s Pizza, Inc.	2,134	38,988
IHOP Corp.	849	46,211
Jack in the Box, Inc.†	1,525	108,184
Jamba, Inc.†	2,533	23,152
Krispy Kreme Doughnuts, Inc.†	3,148	29,150
Landry’s Restaurants, Inc.	830	25,116
Mccormick & Schmick’s Seafood Restaurants, Inc.†	713	18,495
Morton’s Restaurant Group, Inc.†	518	9,381
O’Charley’s, Inc.	43,944	885,911

Papa John’s International, Inc.†	1,048	30,141
PF Chang’s China Bistro, Inc.†	1,256	44,211
Rare Hospitality International, Inc.†	1,498	40,101
Red Robin Gourmet Burgers, Inc.†	811	32,740
Ruby Tuesday, Inc.	8,845	232,889
Ruth’s Chris Steak House, Inc.†	926	15,733
Sonic Corp†	3,251	71,912
Texas Roadhouse, Inc., Class A†	2,565	32,806
The Steak n Shake Co.†	1,386	23,132
Triarc Cos., Inc. Class B	3,067	48,152
		2,308,010
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	1,105	28,178
Cabela’s Inc., Class A†	1,893	41,892
Gander Mountain Co.†	249	2,826
Hibbett Sports, Inc.†	1,539	42,138
Zumiez, Inc.†	840	31,735
		146,769
Retail-Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	764	19,971
Retail-Video Rentals — 0.0%
Blockbuster, Inc., Class A†	9,352	40,307
Retirement/Aged Care — 0.4%
Capital Senior Living Corp.†	1,131	10,654
Emeritus Corp.†	291	9,015
Five Star Quality Care, Inc.†	81,800	652,764
Sunrise Senior Living, Inc.†	2,177	87,058
		759,491
Rubber-Tires — 0.4%
Cooper Tire & Rubber Co.	34,694	958,248
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,364	30,158
Satellite Telecom — 0.0%
GeoEye, Inc.†	852	18,514
Globalstar, Inc.†	944	9,771
Hughes Communications, Inc.†	313	16,332
ICO Global Communications Holdings, Ltd.†	5,009	17,431
Loral Space & Communications, Inc.†	558	27,498
		89,546
Savings & Loans/Thrifts — 0.5%
Abington Bancorp, Inc.	510	4,870
Anchor BanCorp Wisconsin, Inc.	953	24,959
BankAtlantic Bancorp, Inc. Class A	2,181	18,778
BankUnited Financial Corp. Class A	1,555	31,209
Berkshire Hills Bancorp, Inc.	430	13,549
Brookline Bancorp, Inc.	3,071	35,347
Clifton Savings Bancorp, Inc.	581	6,298
Dime Community Bancshares	1,264	16,672
Downey Financial Corp.	1,028	67,827
First Financial Holdings, Inc.	581	19,005
First Niagara Financial Group, Inc.	5,245	68,709
First Place Financial Corp.	849	17,931
FirstFed Financial Corp.†	804	45,611
Flagstar Bancorp, Inc.	2,166	26,100
Flushing Financial Corp.	1,028	16,510
Franklin Bank Corp.†	1,150	17,135
Investors Bancorp, Inc.†	2,486	33,387
K-Fed Bancorp	239	3,750
Kearny Financial Corp.	1,043	14,060
KNBT Bancorp, Inc.	1,343	19,742
MAF Bancorp, Inc.	1,605	87,087
NASB Financial, Inc.	184	6,192
NewAlliance Bancshares, Inc.	5,525	81,328
Northwest Bancorp, Inc.	893	23,343
Oritani Financial Corp.†	592	8,460
Partners Trust Financial Group, Inc.	2,123	22,291
PFF BanCorp., Inc.	1,169	32,650
Provident Financial Services, Inc.	3,212	50,621
Provident New York Bancorp, Inc.	2,064	27,885
Rockville Financial, Inc.	433	6,538
Roma Financial Corp.	494	8,186
Sterling Financial Corp.	2,497	72,263
TierOne Corp.	879	26,458
United Community Financial Corp.	1,306	13,034
ViewPoint Financial Group	565	9,724
Wauwatosa Holdings, Inc.†	477	7,890
Westfield Financial, Inc.	504	5,025
WSFS Financial Corp.	306	20,022
		1,010,446
Schools — 0.2%
Capella Education Co.†	523	24,074
Corinthian Colleges, Inc.†	4,219	68,727
DeVry, Inc.	2,919	99,304
Lincoln Educational Services Corp.†	228	3,388
Strayer Education, Inc.	708	93,251
Universal Technical Institute, Inc.†	1,146	29,097
		317,841
School-Day Care — 0.0%
Bright Horizons Family Solutions, Inc.†	1,274	49,571
Seismic Data Collection — 0.4%
Dawson Geophysical Co.†	371	22,802
Input/Output, Inc.†	51,432	802,853
		825,655
Semiconductor Equipment — 1.7%
Asyst Technologies, Inc.†	2,398	17,338
ATMI, Inc.†	1,681	50,430
Axcelis Technologies, Inc.†	4,950	32,125
Brooks Automation, Inc.†	3,692	67,010
Cabot Microelectronics Corp.†	7,959	282,465
Cohu, Inc.	1,107	24,631
Credence Systems Corp.†	4,926	17,734
Entegris, Inc.†	80,732	959,096
FormFactor, Inc.†	2,327	89,124
Kulicke and Soffa Industries, Inc.†	95,616	1,001,099
LTX Corp.†	3,025	16,819
Mattson Technology, Inc.†	2,566	24,890
MKS Instruments, Inc.†	2,464	68,253
Photronics, Inc.†	2,035	30,281
Rudolph Technologies, Inc.†	1,417	23,536
Semitool, Inc.†	1,079	10,369
Tessera Technologies, Inc.†	2,334	94,644

Ultra Clean Holdings, Inc.†	924	12,917
Ultratech, Inc.†	1,131	15,076
Veeco Instruments, Inc.†	1,517	31,463
Verigy, Ltd.†	29,980	857,728
		3,727,028
Semiconductors Components-Intergrated Circuits — 0.9%
Anadigics, Inc.†	2,866	39,522
Cirrus Logic, Inc.†	4,293	35,632
Emulex Corp.†	4,156	90,767
Exar Corp.†	50,334	674,475
Genesis Microchip, Inc.†	1,804	16,885
Hitte Microwave Corp.†	797	34,056
Integrated Device Technology, Inc.†	54,100	826,107
Micrel, Inc.	2,705	34,408
Pericom Semiconductor Corp.†	1,267	14,140
Standard Microsystems Corp.†	1,114	38,255
Techwell, Inc.†	728	9,537
TriQuint Semiconductor, Inc.†	6,775	34,281
		1,848,065
Software Tools — 0.0%
Borland Software Corp.†	3,540	21,028
Specified Purpose Acquisitions — 0.0%
Energy Infrastructure Acquisition Corp.†	1,087	10,609
Freedom Acquisition Holding Inc†	2,572	28,318
Information Services Group Inc†	1,575	12,049
Marathon Acquisition Corp.†	1,843	14,523
NTR Acquisition Co†	1,196	11,326
Star Maritime Acquisition Corp.†	919	11,267
		88,092
Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	5,589	95,348
Northwest Pipe Co.†	435	15,473
Valmont Industries, Inc.	906	65,921
		176,742
Steel-Producers — 0.1%
Claymont Steel, Inc.†	423	9,048
Olympic Steel, Inc.	426	12,209
Ryerson, Inc.	1,291	48,606
Schnitzer Steel Industries, Inc, Class A.	1,065	51,056
Wheeling-Pittsburgh Corp.†	629	11,970
		132,889
Steel-Specialty — 0.0%
Universal Stainless & Alloy Products, Inc.†	323	11,379
Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	1,748	51,042
Sugar — 0.0%
Imperial Sugar Co.	572	17,612
Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	1,692	32,673
Telecom Equipment-Fiber Optics — 0.1%
Avanex Corp.†	9,471	17,048
C-COR, Inc.†	2,414	33,941
Finisar Corp.†	13,046	49,314
Harmonic, Inc.†	3,864	34,273
MRV Communications, Inc.†	6,135	19,939
Oplink Communications, Inc.†	1,085	16,275
Sycamore Networks, Inc.†	8,975	36,079
		206,869
Telecom Services — 1.4%
Advanced Radio Telecom Corp.†(1)(2)	200	0
Cbeyond, Inc.†	1,005	38,703
Consolidated Commerce Holdings, Inc.	961	21,719
Eschelon Telecom, Inc.†	522	15,451
Fairpoint Communications, Inc.	1,716	30,459
FiberTower Corp.†	5,013	21,706
Global Crossing Ltd†	1,176	22,203
Harris Stratex Networks, Inc.†	1,230	22,115
Hungarian Telephone & Cable†	175	3,502
Iowa Telecommunications Services, Inc.	1,544	35,095
Knology, Inc.†	1,268	22,025
MasTec, Inc.†	2,067	32,700
NeuStar Inc., Class A†	62,800	1,819,316
NTELOS Holdings Corp.	1,351	37,342
Orbcomm, Inc.†	1,277	20,956
PAETEC Holding Corp.†	3,422	38,634
Premiere Global Services, Inc.†	3,447	44,880
RCN Corp.†	1,488	27,960
SAVVIS, Inc.†	1,338	66,244
Time Warner Telecom, Inc., Class A†	28,847	579,825
USA Mobility, Inc.†	1,124	30,078
Vonage Holdings Corp.†	3,149	9,793
		2,940,706
Telecommunication Equipment — 0.7%
ADTRAN, Inc.	2,868	74,482
Anaren, Inc.†	835	14,704
Andrew Corp.†	7,583	109,499
Arris Group, Inc.†	5,309	93,385
Comtech Telecommunications Corp.†	1,128	52,362
CPI International, Inc.†	350	6,941
Ditech Networks, Inc.†	1,606	13,153
Network Equipment Technologies, Inc.†	1,284	12,249
North Pittsburgh Systems, Inc.	731	15,534
OpNext, Inc.†	909	12,035
Optium Corp.†	596	7,539
Plantronics, Inc.	30,361	796,065
Preformed Line Products Co.	121	5,809
Sirenza Microdevices, Inc.†	1,915	22,731
Sonus Networks, Inc.†	12,297	104,771
Symmetricom, Inc.†	2,260	18,984
Tekelec†	2,967	42,784
UTStarcom, Inc.†	5,173	29,021
		1,432,048
Telephone-Integrated — 0.1%
Alaska Communications Systems Group, Inc.	2,080	32,947
Atlantic Tele-Network, Inc.	459	13,146
Cincinnati Bell, Inc.†	12,061	69,713
CT Communications, Inc.	987	30,113
General Communication, Inc., Class A†	2,612	33,460
Golden Telecom, Inc.	766	42,138
IDT Corp., Class B	2,411	24,881

Shenandoah Telecom Co.	379	19,264
SureWest Communications	704	19,177
		284,839
Television — 0.0%
Lin TV Corp., Class A†	1,328	24,980
Sinclair Broadcast Group, Inc., Class A	2,395	34,057
		59,037
Textile-Apparel — 0.0%
Cherokee, Inc.	365	13,337
Perry Ellis International, Inc.†	553	17,790
		31,127
Theaters — 0.0%
Carmike Cinemas, Inc.	614	13,483
Cinemark Holdings, Inc.†	1,364	24,402
National CineMedia, Inc.†	2,045	57,281
		95,166
Therapeutics — 0.4%
Alexza Pharmaceuticals, Inc.†	988	8,171
Allos Therapeutics, Inc.†	2,034	8,990
Alnylam Pharmaceuticals, Inc.†	1,572	23,879
Altus Pharmaceuticals, Inc.†	1,034	11,932
Bioenvision, Inc.†	2,680	15,490
BioMarin Pharmaceutical, Inc.†	4,665	83,690
CV Therapeutics, Inc.†	2,891	38,190
Cypress Bioscience, Inc.†	1,573	20,858
CytRx Corp.†	4,228	13,191
Dendreon Corp.†	4,067	28,794
Discovery Laboratories, Inc.†	4,120	11,660
Isis Pharmaceuticals, Inc.†	4,019	38,904
Mannkind Corp.†	2,031	25,042
Medarex, Inc.†	6,133	87,641
MGI Pharma, Inc.†	3,885	86,908
Nabi Biopharmaceuticals†	2,954	13,588
Neurocrine Biosciences, Inc.†	1,850	20,776
Neurogen Corp.†	1,541	10,232
Onyx Pharmaceuticals, Inc.†	2,331	62,704
Progenics Pharmaceuticals, Inc.†	1,130	24,374
Tanox, Inc.†	1,218	23,641
The Medicines Co.†	2,519	44,385
Trubion Pharmaceuticals, Inc.†	423	8,832
United Therapeutics Corp.†	1,012	64,525
Vanda Pharmaceuticals, Inc.†	1,294	26,217
Vivus, Inc.†	2,842	14,864
		817,478
Tobacco — 0.1%
Alliance One International, Inc.†	4,659	46,823
Universal Corp.	1,316	80,170
Vector Group, Ltd.	1,441	32,466
		159,459
Tools-Hand Held — 0.3%
Snap-on, Inc.	10,940	552,579
Toys — 0.1%
JAKKS Pacific, Inc.†	1,371	38,580
Leapfrog Enterprises, Inc.†	1,677	17,189
Marvel Entertainment, Inc.†	2,639	67,242
		123,011
Transactional Software — 0.7%
Bottomline Technologies, Inc.†	1,055	13,029
Innerworkings, Inc.†	1,135	18,183
Solera Holdings, Inc.†	1,278	24,768
Synchronoss Technologies, Inc.†	897	26,318
Transaction Systems Architects, Inc.†	17,710	596,118
VeriFone Holdings, Inc.†	24,400	860,100
		1,538,516
Transport-Air Freight — 0.1%
ABX Air, Inc.†	2,858	23,035
Atlas Air Worldwide Holdings, Inc.†	650	38,311
EGL, Inc.†	1,614	75,019
		136,365
Transport-Equipment & Leasng — 0.1%
AMERCO†	517	39,034
Greenbrier Cos., Inc.	778	23,511
Interpool, Inc.†	539	14,499
TAL International Group, Inc.	800	23,768
		100,812
Transport-Marine — 0.6%
American Commercial Lines, Inc.†	3,042	79,244
Arlington Tankers, Ltd.	646	18,527
Double Hull Tankers, Inc.	1,035	16,136
Eagle Bulk Shipping, Inc.	2,031	45,515
Genco Shipping & Trading, Ltd.	865	35,690
General Maritime Corp.	1,394	37,331
Golar LNG, Ltd.	1,698	28,289
Gulfmark Offshore, Inc.†	1,114	57,059
Horizon Lines, Inc. Class A	1,638	53,661
Kirby Corp.†	22,580	866,846
Knightsbridge Tankers, Ltd.	833	25,415
Nordic American Tanker Shipping	1,311	53,541
Ship Finance International, Ltd. (New York)	1,534	45,529
TBS Intrenational, Ltd. Class A†	236	6,702
Ultrapetrol Bahamas, Ltd.†	741	17,562
		1,387,047
Transport-Rail — 0.1%
Florida East Coast Industries, Inc.	1,800	149,364
Genesee & Wyoming, Inc., Class A†	1,730	51,623
		200,987
Transport-Services — 0.3%
Bristow Group, Inc.†	985	48,807
Dynamex, Inc.†	516	13,173
Hub Group, Inc., Class A†	1,888	66,382
Pacer International, Inc.	1,794	42,195
PHI, Inc.†	663	19,751
Universal Truckload Services, Inc.†	289	5,742
UTI Worldwide, Inc.	19,100	511,689
		707,739
Transport-Truck — 0.2%
Arkansas Best Corp.	1,098	42,789
Celadon Group, Inc.†	1,145	18,206

Forward Air Corp.	1,469	50,078
Heartland Express, Inc.	2,823	46,015
Knight Transportation, Inc.	2,786	53,993
Marten Transport, Ltd.†	744	13,399
Old Dominion Freight Lines, Inc.†	1,445	43,567
Patriot Transportation Holding, Inc.†	79	6,849
Saia, Inc.†	694	18,918
Werner Enterprises, Inc.	2,265	45,640
		339,454
Travel Services — 0.0%
Ambassadors Group, Inc.	765	27,181
Ambassadors International, Inc.	435	14,468
		41,649
Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	808	25,395
Veterinary Diagnostics — 0.0%
Animal Health International, Inc.†	575	8,332
Veterinary Products — 0.0%
PetMed Express, Inc.†	1,041	13,366
Vitamins & Nutrition Products — 0.0%
Mannatech, Inc.	762	12,108
Synutra International, Inc.†	195	3,961
Tiens Biotech Group USA, Inc.†	170	651
USANA Health Sciences, Inc.†	411	18,388
		35,108
Water — 0.6%
American States Water Co.	831	29,559
Aqua America, Inc.	48,400	1,088,516
California Water Service Group	953	35,728
Consolidated Water Co., Inc.	699	20,488
PICO Holdings, Inc.†	742	32,099
SJW Corp.	738	24,575
Southwest Water Co.	1,172	14,966
		1,245,931
Web Hosting/Design — 0.1%
eCollege.com, Inc.†	890	19,803
Equinix, Inc.†	1,537	140,589
NIC, Inc.	1,910	13,065
Terremark Worldwide, Inc.†	2,345	15,125
		188,582
Web Portals/ISP — 0.1%
EarthLink, Inc.†	6,005	44,857
Sohu.com, Inc.†	1,338	42,803
Trizetto Group, Inc.†	2,203	42,650
United Online, Inc.	3,250	53,593
		183,903
Wire & Cable Products — 0.1%
Belden, Inc.	2,194	121,438
Coleman Cable, Inc.†	409	10,577
Encore Wire Corp.	1,137	33,473
Insteel Industries, Inc.	890	16,020
Superior Essex, Inc.†	995	37,163
		218,671
Wireless Equipment — 0.8%
Aruba Networks, Inc.†	388	$7,799
Audiovox Corp., Class A†	818	10,609
EMS Technologies, Inc.†	748	16,501
InterDigital, Inc.†	2,284	73,476
Nextwave Wireless, Inc.†	1,320	11,022
Novatel Wireless, Inc.†	1,482	38,562
Powerwave Technologies, Inc.†	6,345	42,511
Radyne Corp.†	124,500	1,328,415
RF Micro Devices, Inc.†	9,458	59,018
ViaSat, Inc.†	1,180	37,878
		1,625,791
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	260	4,607
X-Ray Equipment — 0.4%
Hologic, Inc.†	15,124	836,508
Total Common Stock (cost $179,846,423)		199,743,481
EXCHANGE TRADED FUNDS — 1.7%
Index Fund-Small Cap — 1.4%
iShares Russell 2000 Index Fund	36,600	3,036,336
Index Fund-Multi-Cap — 0.3%
iShares Nasdaq Biotechnology Index Fund	9,430	736,860
Total Exchange Traded Funds (cost $3,722,451)		3,773,196

REGISTERED INVESTMENT COMPANIES — 0.1%
Kayne Anderson Energy Development Fund	487	12,263
(cost $12,344)

CORPORATE BONDS & NOTES — 0.0%
Metal Processors & Fabrication — 0.0%
Mueller Industries, Inc. Sub. Notes 6.00% due 11/01/14 (cost $9,000)	9,000	8,280
Total Long-Term Investment Securities (cost $183,590,218)		203,537,220
SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Agencies — 0.5%
Federal Home Loan Bank Disc. Notes 4.75% due 07/02/07	1,100,000	1,099,855
U.S. Government Treasuries — 0.2%
United States Treasury Bills 4.53% due 09/13/07(5)	295,000	292,289
Total Short-Term Investment Securities (cost $1,392,108)		1,392,144

REPURCHASE AGREEMENTS — 4.8%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/29/07, to be repurchased 07/02/07 in the amount of $2,563,641 and collateralized by $2,625,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.96%, due 04/25/17 and having an approximate value of $2,615,156	$2,563,000	$2,563,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.65% dated 06/29/07, to be repurchased 07/02/07 in the amount of $137,042 and collateralized by $110,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.96%, due 04/25/17 and having an approximate value of $141,075	137,000	137,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	7,709,000	7,709,000
Total Repurchase Agreements (cost $10,409,000)		10,409,000
TOTAL INVESTMENTS (cost $195,391,326)(4)	100.0%	215,338,364
Other assets less liabilities	0.0	40,893
NET ASSETS	100.0%	215,379,257

†	Non-income producing security
(1)	Illiquid security
(2)	Fair valued security; see Note 1
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)

To the extent permitted by the Statement of Additional Information, the Small Cap Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30. 2007, the Small Cap Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets

iPCS, Inc.	6/30/2006	500	$24,273
	9/14/2006	63	3,268
	9/21/2006	30	1,575
	9/28/2006	16	850
	10/10/2006	24	1,304
	10/16/2006	38	2,079
	10/30/2006	35	1,889
	12/15/2006	64	3,332
	2/15/2007	13	691
	4/25/2007	24	1,177
	6/7/2007	21	693
		828	$41,131	$28,044	$50.00	0.0%

ADR	— American Depository Receipt

OPEN FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2007	Unrealized Appreciation (Depreciation)
3 Long	Russell 2000 Index	September 2007	$1,241,338	$1,263,150	$21,812

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments — June 30, 2007
(unaudited)

Security Description	Shares / Principal Amount	Value (Note 1)
COMMON STOCK — 95.7%
Australia — 3.4%
ABC Learning Centers, Ltd.	3,554	$20,850
AGL Energy, Ltd.	4,328	55,663
Alinta, Ltd.	4,927	63,576
Alumina, Ltd.	266,110	1,757,487
Amcor, Ltd.	8,996	56,972
AMP, Ltd.	18,716	160,578
Ansell, Ltd.	1,463	15,132
APN News & Media, Ltd.	2,756	13,669
Aristocrat Leisure, Ltd.	3,501	42,652
Asciano Group†	5,284	45,380
ASX, Ltd.	1,705	70,396
Australia and New Zealand Banking Group, Ltd.	18,413	452,550
Axa Asia Pacific Holdings, Ltd.	8,701	54,809
Babcock & Brown, Ltd.	2,270	61,738
BHP Billiton, Ltd.	34,900	1,036,476
Billabong International, Ltd.	1,655	25,186
BlueScope Steel, Ltd.	7,252	63,573
Boart Longyear Group†	853,864	1,614,311
Boral, Ltd.	5,937	44,143
Brambles, Ltd.†	15,325	158,249
Caltex Australia, Ltd.	1,346	27,011
Centro Properties Group	8,436	60,792
CFS Retail Property Trust	13,770	25,100
Challenger Financial Services Group, Ltd.	3,576	17,675
Coca-Cola Amatil, Ltd.	5,250	42,462
Cochlear, Ltd.	547	28,289
Coles Myer, Ltd.	11,332	154,869
Commonwealth Bank of Australia	12,879	603,265
Commonwealth Property Office Fund	14,530	20,634
Computershare, Ltd.	5,085	48,672
CSL, Ltd.	1,834	136,828
CSR, Ltd.	8,766	25,863
DB RREEF Trust	28,461	47,414
Downer EDI, Ltd.	249,518	1,556,945
Fortescue Metals Group, Ltd.†	1,187	34,014
Foster’s Group, Ltd.	20,248	109,521
Futuris Corp., Ltd.	5,788	13,642
Goodman Fielder, Ltd.	10,581	21,798
GPT Group	20,380	80,516
Harvey Norman Holdings, Ltd.	5,283	23,694
Iluka Resources, Ltd.	2,323	12,132
ING Industrial Fund	9,716	19,275
Insurance Australia Group, Ltd.	17,512	84,626
Investa Property Group	15,230	37,703
John Fairfax Holdings, Ltd.	11,911	47,461
Leighton Holdings, Ltd.	1,386	48,471
Lend Lease Corp., Ltd.	3,595	56,507
Lion Nathan, Ltd.	2,932	23,043
Macquarie Airports Management, Ltd.	6,863	23,507
Macquarie Bank, Ltd.	2,534	182,608
Macquarie Communications Infrastructure Group	3,916	21,015
Macquarie Goodman Group	14,175	80,758
Macquarie Infrastructure Group	26,505	80,895
Macquarie Office Trust	19,817	28,057
Mayne Group, Ltd.	6,441	22,280
Mirvac Group	10,059	48,610
Multiplex Group	6,269	26,149
National Australia Bank, Ltd.	16,237	564,670
Newcrest Mining, Ltd.	3,341	64,723
OneSteel, Ltd.	5,724	31,204
Orica, Ltd.	3,104	78,421
Origin Energy, Ltd.	8,677	73,122
Oxiana, Ltd.	369,150	1,104,768
Pacific Brands, Ltd.	5,014	14,665
Paladin Resources, Ltd.†	5,564	38,964
Pan Australian Resources, Ltd.†	982,000	516,175
PaperlinX, Ltd.	4,471	14,101
Perpetual, Ltd.	369	24,561
Publishing & Broadcasting, Ltd.	4,458	74,078
Qantas Airways, Ltd.	9,710	46,100
QBE Insurance Group, Ltd.	8,314	219,917
Rinker Group, Ltd.	8,934	142,699
Rio Tinto, Ltd.	2,852	238,867
Santos, Ltd.	5,974	70,603
Sonic Healthcare, Ltd.	2,843	36,299
Stockland	14,318	98,931
Suncorp-Metway, Ltd.	9,185	157,065
TABCORP Holdings, Ltd.	5,240	76,188
Tattersall’s, Ltd.	10,737	42,783
Telstra Corp., Ltd.	28,635	111,430
Telstra Corp., Ltd. (Installment Receipts)	14,843	39,136
Toll Holdings, Ltd.	5,366	65,919
Transurban Group	10,353	70,306
Wesfarmers, Ltd.	3,783	146,667
Westfield Group	16,049	271,583
Westpac Banking Corp.	18,474	401,894
Woodside Petroleum, Ltd.	4,657	180,630
Woolworths, Ltd.	12,019	275,122
WorleyParsons, Ltd.	1,476	42,546
Zinifex, Ltd.	4,859	77,528
		15,147,156
Austria — 0.2%
Andritz AG	388	25,726
Bwin Interactive Entertainment AG†	260	8,699
Erste Bank der oesterreichischen Sparkassen AG	1,888	147,697
Flughafen Wien AG	104	10,292
Immoeast AG†	4,161	58,964
Immofinanz Immobilien Anlagen AG†	4,466	65,341
Mayr-Melnhof Karton AG	41	9,332
Meinl European Land, Ltd.†	2,994	85,867
Oesterreichische Elektrizitaetswirtschafts AG, Class A	769	39,426
OMV AG	1,647	110,320
Raiffeisen International Bank Holding AG	355	56,552
RHI AG†	256	14,008
Telekom Austria AG	3,742	93,695
Voestalpine AG	1,106	93,557
Wiener Staedtische Versicherung AG	313	22,368
Wienerberger AG	702	51,972
		893,816
Belgium — 1.8%
Agfa Gevaert NV	1,285	33,323
Barco NV	112	10,411
Bekaert NV	124	18,268
Belgacom SA	1,624	72,204

Cofinimmo	84	16,036
Colruyt SA	165	34,612
Compagnie Maritime Belge SA	139	9,788
Delhaize Group	17,703	1,745,494
Dexia SA	5,225	164,136
Euronav NV	235	8,578
Fortis	12,359	527,077
Group Bruxelles Lambert SA	733	91,559
InBev NV	24,805	1,975,059
KBC Groep NV	23,495	3,180,565
Mobistar SA	315	26,944
Omega Pharma SA	188	16,343
S.A D’Ieteren NV	27	12,083
Solvay SA	632	99,925
Total SA†	288	4
UCB SA	1,097	65,106
Umicore	246	53,695
		8,161,210
Bermuda — 0.5%
Cheung Kong Infrastructure Holdings, Ltd.	4,000	14,759
Esprit Holdings, Ltd.	160,000	2,029,875
Frontline, Ltd.	503	23,329
Giordano International, Ltd.	14,000	6,911
Johnson Electric Holdings, Ltd.	14,500	8,067
Kerry Properties, Ltd.	5,500	34,677
Li & Fung, Ltd.	21,200	76,593
Noble Group, Ltd.	9,000	10,113
Orient Overseas International, Ltd.	2,100	20,277
SeaDrill, Ltd.†	2,411	52,027
Shangri-La Asia, Ltd.(5)	12,000	29,006
Yue Yuen Industrial Holdings, Ltd.	6,000	18,608
		2,324,242
Brazil — 0.4%
Cia de Concessoes Rodoviarias	64,100	1,179,985
Rossi Residencial SA	34,500	731,493
		1,911,478
Canada — 2.1%
Addax Petroleum Corp.	60,960	2,279,884
Alcan, Inc.	18,976	1,542,749
AUR Resources, Inc.	42,600	1,267,702
Bank of Nova Scotia	35,732	1,740,562
OPTI Canada, Inc.†	54,553	1,163,524
Teck Cominco, Ltd.	33,860	1,436,726
		9,431,147
Cayman Islands — 0.8%
Agile Property Holdings, Ltd.	1,178,000	1,542,705
ASM Pacific Technology, Ltd.	1,500	10,868
Foxconn International Holdings, Ltd.†	20,000	57,039
Hutchison Telecommunications International, Ltd.	14,000	18,048
Kingboard Chemical Holdings, Ltd.	5,500	25,322
Shui On Land, Ltd.	18,500	16,585
Tencent Holdings, Ltd.	8,000	32,177
Tingyi Cayman Islands Holding Corp.	16,000	18,478
Xinhua Finance, Ltd.†	4,123	1,881,930
		3,603,152
China — 0.4%
Yanzhou Coal Mining Co., Ltd.	1,151,000	1,763,477
Cyprus — 0.5%
Bank of Cyprus Public Co., Ltd.	132,680	2,248,287
Czech Republic — 0.6%
CEZ A.S.	50,603	2,614,982
Denmark — 0.3%
AP Moller - Maersk A/S	11	133,039
Bang & Olufsen A/S, Class B	102	12,225
Carlsberg A/S	311	37,727
Coloplast A/S	243	19,777
D/S Torm A/S	294	11,042
Danisco A/S	449	33,603
Danske Bank A/S	4,463	183,442
DSV A/S	1,955	38,489
East Asiatic Co., Ltd. A/S	161	8,887
FLSmidth & Co. A/S	513	40,492
GN Store Nord A/S†	1,954	23,099
H. Lundbeck A/S	511	13,011
Jyske Bank A/S†	565	40,846
NKT Holding A/S	229	22,865
Novo-Nordisk A/S	2,375	259,166
Novozymes A/S	438	50,982
Sydbank A/S	609	29,240
Topdanmark A/S†	182	31,181
TrygVesta A/S	270	21,263
Vestas Wind Systems A/S†	1,794	118,765
William Demant Holding A/S†	274	27,258
		1,156,399
Egypt — 0.4%
Orascom Telecom Holding SAE GDR	29,695	1,927,206
Finland — 0.5%
Amer Sports Oyj	718	17,793
Cargotec Corp., Class B	379	23,427
Elisa Oyj	1,491	40,804
Fortum Oyj	4,432	139,105
KCI Konecranes Oyj	599	25,221
Kesko Oyj, Class B	655	43,740
Kone Oyj, Class B	761	48,162
Metso Corp.	1,272	75,440
Neste Oil Oyj	1,279	50,426
Nokia Oyj	40,883	1,151,481
Nokian Renkaat Oyj	1,040	36,626
OKO Bank Class A	955	17,798
Orion Oyj	858	21,530
Outokumpu Oyj	1,176	39,823
Rautaruukki Oyj	838	53,954
Sampo Oyj, Class A	4,314	124,716
Sanoma-WSOY Oyj	823	26,143
Stora Enso Oyj, Class R	5,798	109,705
TietoEnator Oyj	738	23,872

UPM-Kymmene Oyj	5,223	129,364
Uponor Oyj	547	21,351
Wartsila Corp., Class B	645	42,689
YIT Oyj	1,264	39,946
		2,303,116
France — 8.0%
Accor SA	1,799	160,019
Aeroports de Paris	345	40,227
Air France-KLM	1,209	56,600
Air Liquide	3,590	473,450
Alcatel SA	23,055	323,895
Alstom	1,034	173,842
Atos Origin SA†	686	43,062
AXA	54,337	2,354,091
BNP Paribas SA	39,175	4,684,968
Bouygues SA	2,171	182,735
Business Objects SA†	966	38,203
Cap Gemini SA	1,365	100,446
Carrefour SA	5,981	422,072
Casino Guichard-Perrachon SA	433	43,953
Cie Generale de Geophysique-Veritas†	4,860	1,223,069
CNP Assurances	443	56,930
Compagnie de St. Gobain	3,311	373,604
Compagnie Generale des Etablissements Michelin, Class B	1,433	201,416
Credit Agricole SA	6,576	268,700
Dassault Systemes SA	573	36,264
Essilor International SA	984	117,691
France Telecom SA	16,892	466,394
Gaz de France	1,964	99,655
Gecina SA	123	20,643
Groupe Danone	4,426	359,542
Hermes International	692	78,589
Icade	326	25,282
Imerys SA	315	32,022
Ipsen SA	30,386	1,562,785
Klepierre	230	39,201
L’Oreal SA	2,499	296,963
Lafarge SA	13,775	2,524,365
Lagardere SCA	1,210	105,548
LVMH Moet Henessy Louis Vuitton SA	2,445	283,068
M6-Metropole Television	656	21,424
Neopost SA	321	47,143
PagesJaunes Groupe SA	1,251	26,363
PagesJaunes SA (Redemption Shares)	970	788
Pernod Ricard SA	900	199,708
Peugeot SA	1,521	123,063
PPR	769	134,846
Publicis Groupe	1,387	61,292
Renault SA	1,848	298,165
Safran SA	1,665	42,794
Sanofi-Aventis	35,661	2,900,748
Schneider Electric SA	14,770	2,081,605
SCOR	1,181	32,192
Societe BIC SA	271	20,012
Societe Des Autoroutes Paris-Rhin-Rhone	225	22,900
Societe Generale	3,684	685,739
Societe Television Francaise 1	1,175	40,823
Sodexho Alliance SA	952	68,483
Suez SA (Paris)	10,202	586,697
Suez SA (Brussels)†	833	11
Technip SA	22,017	1,826,672
Thales SA	884	54,223
Thomson	2,460	47,046
Total SA	57,632	4,700,400
UBISOFT Entertainment†	25,641	1,358,653
Unibail	460	118,385
Valeo SA	696	37,501
Vallourec SA	475	153,142
Veolia Environnement	3,075	241,513
Vinci SA	24,205	1,817,538
Vivendi Universal SA	11,552	498,914
Zodiac SA	385	29,649
		35,547,726
Germany — 10.2%
Adidas AG	2,031	128,591
Allianz SE	11,281	2,650,417
Altana AG	700	16,930
BASF AG	5,002	658,310
Bayer AG	7,248	550,330
Bayerische Motoren Werke AG	22,293	1,448,579
Beiersdorf AG	879	62,863
Bilfinger Berger AG	25,313	2,256,012
Celesio AG	848	55,252
Commerzbank AG	6,232	299,347
Continental AG	1,309	185,033
DaimlerChrysler AG	9,247	858,428
Deutsche Bank AG	5,184	756,425
Deutsche Boerse AG	2,035	230,670
Deutsche Lufthansa AG	2,284	64,175
Deutsche Post AG	7,351	239,079
Deutsche Post AG (London)	395	12,691
Deutsche Postbank AG	818	72,040
Deutsche Telekom AG	149,050	2,761,706
Douglas Holding AG	312	20,366
E.ON AG	42,055	7,074,501
Fresenius Medical Care AG	41,079	1,897,571
Heidelberger Druckmaschinen AG	579	28,156
Henkel KGaA	42,669	2,043,784
Hochtief AG	418	45,650
Hypo Real Estate Holding AG	17,428	1,132,456
Infineon Technologies AG†	7,465	124,374
IVG Immobilien AG	926	36,258
Arcandor AG†	630	21,334
Linde AG	25,215	3,045,855
MAN AG	1,124	162,412
Merck KGaA	37,000	5,110,421
Metro AG	1,617	134,551
MLP AG	541	10,434
Muenchener Rueckversicherungs-Gesellschaft AG	2,176	401,094
Premiere AG†	834	19,866
Rheinmetall AG	24,164	2,255,973

RWE AG	4,440	474,676
Salzgitter AG	409	79,430
SAP AG	40,674	2,095,761
Siemens AG	27,026	3,898,151
Solarworld AG	834	38,604
Suedzucker AG	660	14,685
Symrise AG†	40,010	1,197,290
ThyssenKrupp AG	3,595	214,721
TUI AG†	2,129	59,128
Volkswagen AG	1,702	272,052
Wincor Nixdorf AG	313	29,146
		45,245,578
Gibraltar — 0.0%
PartyGaming PLC†	11,825	7,302
Greece — 2.0%
Alpha Bank A.E.	3,869	122,010
Athens Stock Exchange SA	595	15,623
Coca-Cola Hellenic Bottling Co. SA	1,086	49,975
Cosmote Mobile Telecommunications SA	1,169	36,200
EFG Eurobank Ergasias	2,753	90,170
Folli-Follie SA	18,628	756,362
Hellenic Petroleum SA	1,067	17,214
Hellenic Technodomiki Tev SA	1,189	15,610
Hellenic Telecommunications Organization SA	57,274	1,775,150
Motor Oil Hellas Corinth Refineries SA	441	11,603
National Bank of Greece SA	79,197	4,544,818
OPAP SA	37,128	1,316,573
Piraeus Bank SA	2,561	93,795
Public Power Corp.	1,041	29,447
Titan Cement Co. SA	613	35,510
Viohalco Hellenic Copper and Aluminum Industry SA	895	13,930
		8,923,990
Hong Kong — 0.9%
Bank of East Asia, Ltd.	13,800	77,478
Belle International Holdings, Ltd.†	20,000	22,074
BOC Hong Kong Holdings, Ltd.	36,500	86,731
Cathay Pacific Airways, Ltd.	13,000	32,354
Cheung Kong Holdings, Ltd.	15,000	196,631
China Unicom, Ltd.	757,020	1,303,137
CLP Holdings, Ltd.	12,900	86,531
Galaxy Entertainment Group, Ltd.†	919,000	895,588
Hang Lung Properties, Ltd.	21,000	72,380
Hang Seng Bank, Ltd.	7,600	102,640
Henderson Land Development Co., Ltd.	8,000	54,481
Hong Kong & China Gas Co., Ltd.	35,731	75,125
Hong Kong Exchanges & Clearing, Ltd.	10,500	148,519
HongKong Electric Holdings, Ltd.	13,500	68,198
Hopewell Holdings, Ltd.	6,000	24,478
Hutchison Whampoa, Ltd.	20,300	201,593
Hysan Development Co., Ltd.	6,000	15,961
Link REIT	21,000	46,463
Melco International Development	7,000	10,385
MTR Corp., Ltd.	13,500	32,079
New World Development Co., Ltd.	23,126	57,850
PCCW, Ltd.	39,923	24,508
Shun Tak Holdings, Ltd.	10,000	14,759
Sino Land Co., Ltd.	14,000	29,220
Sun Hung Kai Properties, Ltd.	13,323	160,506
Swire Pacific, Ltd., Class A	8,500	94,955
Techtronic Industries Co., Ltd.	10,500	13,992
Television Broadcasts, Ltd.	3,000	21,102
Wharf Holdings, Ltd.	12,000	47,959
Wing Hang Bank, Ltd.	1,500	16,507
		4,034,184
India — 0.6%
Indiabulls Financial Services, Ltd. GDR	67,875	984,187
Satyam Computer Services, Ltd. ADR	60,500	1,497,980
		2,482,167
Indonesia — 0.4%
PT Indosat Tbk	2,601,000	1,871,223
Ireland — 0.8%
Allied Irish Banks PLC	8,741	239,094
Bank of Ireland (Dublin)	9,769	197,534
C&C Group PLC	3,269	44,156
CRH PLC (Dublin)	5,418	268,607
CRH, PLC (Virt-x)	43,127	2,136,933
DCC PLC	802	27,082
Depfa Bank PLC	3,348	59,361
Elan Corp PLC†	4,666	101,675
Grafton Group PLC†	2,267	32,401
Greencore Group PLC	1,585	12,013
Iaws Group PLC	1,263	26,496
Independent News & Media PLC	5,328	27,042
Irish Life & Permanent PLC	2,746	69,463
Kerry Group PLC	1,383	38,747
Kingspan Group PLC RNC	1,263	35,487
Paddy Power PLC RNC	485	15,144
Ryanair Holdings PLC ADR†	770	29,067
		3,360,302
Israel — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	58,441	2,410,691
Italy — 2.6%
Alleanza Assicurazioni SpA	4,224	55,340
Arnoldo Mondadori Editore SpA	1,165	11,432
Assicurazione Generali SpA	10,526	423,973
Autogrill SpA	1,015	21,554
Autostrade SpA	2,570	85,637
Banca Intesa SpA	76,893	575,511
Banca Intesa SpA (Milan)	9,309	65,390
Banca Monte dei Paschi di Siena SpA	10,999	74,656
Banca Popolare di Milano Scarl	4,143	63,475
Banche Popolari Unite Scpa	6,061	154,631
Banco Popolare di Verona e Novara Scrl†	6,673	192,734
Bulgari SpA	1,494	24,083

Capitalia SpA	16,847	168,048
Enel SpA	43,193	466,215
Eni SpA	25,991	946,275
Fiat SpA	7,086	211,663
Finmeccanica SpA	2,968	91,709
Fondiaria-Sai SpA	737	35,800
Italcementi SpA	706	21,901
Lottomatica SpA	679	27,120
Luxottica Group SpA	1,377	53,637
Mediaset SpA	7,665	79,414
Mediobanca SpA	117,114	2,672,442
Mediolanum SpA	2,546	21,296
Parmalat SpA	15,572	66,178
Pirelli & C. SpA†	28,735	34,380
Safilo Group SpA	135,040	886,434
Seat Pagine Gialle SpA	40,934	24,626
Snam Rete Gas SpA	8,787	52,150
Telecom Italia SpA	106,872	293,631
Telecom Italia SpA RNC	60,162	133,783
Terna Rete Elettrica Nazionale SpA	11,979	41,505
UniCredito Italiano SpA	391,026	3,508,820
		11,585,443
Japan — 15.9%
Access Co., Ltd.†	2	6,059
ACOM Co., Ltd.	630	22,616
Aderans Co., Ltd.	300	6,323
Advantest Corp.	1,500	65,421
Aeon Co., Ltd.	6,300	117,174
Aeon Credit Service Co., Ltd.	800	12,696
Aeon Mall Co., Ltd.	500	15,391
AIFUL Corp.	750	21,563
Aisin Seiki Co., Ltd.	1,900	69,905
Ajinomoto Co., Inc.	6,000	69,247
Alfresa Holdings Corp.	200	13,953
All Nippon Airways Co., Ltd.	6,000	22,855
Alpen Co., Ltd.	14,300	243,318
Alps Electric Co., Ltd.	1,700	17,010
Amada Co., Ltd.	4,000	50,063
Aoyama Trading Co., Ltd.	500	15,391
Asahi Breweries, Ltd.	4,000	62,083
Asahi Glass Co., Ltd.	9,000	121,632
Asahi Kasei Corp.	12,000	78,944
Asatsu-DK, Inc.	300	10,160
Asics Corp.	2,000	24,739
Astellas Pharma, Inc.	5,300	230,725
Autobacs Seven Co., Ltd.	300	9,381
Bank of Kyoto, Ltd.	3,000	35,988
Benesse Corp.	600	17,397
Bridgestone Corp.	6,000	128,650
Canon Marketing Japan, Inc.	700	14,327
Canon, Inc.	10,600	622,441
Capcom Co., Ltd.	50,800	948,954
Casio Computer Co., Ltd.	2,300	35,941
Central Glass Co., Ltd.	2,000	11,192
Central Japan Railway Co.	15	158,376
Chiyoda Corp.	1,000	19,086
Chubu Electric Power Co., Inc.	6,600	175,285
Chugai Pharmaceutical Co., Ltd.	2,700	48,573
Circle K Sunkus Co., Ltd.	400	6,985
Citizen Watch Co., Ltd.	3,400	30,679
Coca-Cola West Japan Co., Ltd.	500	11,635
COMSYS Holdings Corp.	1,000	11,590
Credit Saison Co., Ltd.	1,600	41,714
CSK Holdings Corp.	600	21,149
Dai Nippon Printing Co., Ltd.	6,000	89,616
Daicel Chemical Industries, Ltd.	3,000	19,565
Daido Steel Co., Ltd.	3,000	20,491
Daifuku Co., Ltd.	1,000	13,815
Daiichi Sankyo Co., Ltd.	52,700	1,399,626
Daikin Industries, Ltd.	2,200	80,227
Daimaru, Inc.	2,000	23,927
Dainippon Ink and Chemicals, Inc.	6,000	23,196
Dainippon Screen Manufacturing Co., Ltd.	2,000	15,123
Daito Trust Construction Co., Ltd.	800	38,140
Daiwa House Industry Co., Ltd.	5,000	71,553
Daiwa Securities Group, Inc.	13,000	138,631
Denki Kagaku Kogyo Kabushiki Kaisha	4,000	18,030
Denso Corp.	4,800	187,907
Dentsu, Inc.	19	53,856
Don Quijote Co, Ltd.	94,400	1,893,750
Dowa Mining Co., Ltd.	3,000	32,041
eAccess, Ltd.	13	7,782
East Japan Railway Co.	174	1,342,538
Ebara Corp.	4,000	18,388
Edion Corp.	700	9,102
Eisai Co., Ltd.	2,500	109,239
Electric Power Development Co., Ltd.	1,500	59,695
Elpida Memory, Inc.†	900	39,691
FamilyMart Co., Ltd.	600	15,838
Fanuc, Ltd.	18,600	1,921,559
Fast Retailing Co., Ltd.	500	35,614
Fuji Electric Holdings Co., Ltd.	5,000	25,421
Fuji Soft ABC, Inc.	300	7,066
Fuji Television Network, Inc.	5	10,071
FUJIFILM Holdings Corp.	4,800	214,806
Fujikura, Ltd.	3,000	22,343
Fujitsu, Ltd.	18,000	132,743
Fukuoka Financial Group, Inc.†	6,000	39,667
Furukawa Electric Co., Ltd.	6,000	33,186
Glory, Ltd.	600	13,157
Goodwill Group, Inc.†	13	4,477
Gunma Bank, Ltd.	4,000	26,932
Gunze, Ltd.	2,000	11,695
Hakuhodo DY Holdings, Inc.	230	15,206
Hankyu Department Stores, Inc.	1,000	10,656
Hankyu Hanshin Holdings, Inc.	11,800	62,390
Haseko Corp.†	10,000	29,645
Hikari Tsushin, Inc.	200	8,414
Hino Motors, Ltd.	2,000	11,972
Hirose Electric Co., Ltd.	300	39,521
Hitachi Cable, Ltd.	2,000	11,728
Hitachi Capital Corp.	400	6,101
Hitachi Chemical Co., Ltd.	1,000	22,660
Hitachi Construction Machinery Co., Ltd.	1,000	34,843

Hitachi High-Technologies Corp.	600	15,594
Hitachi Metals, Ltd.	151,000	1,656,861
Hitachi, Ltd.	33,000	234,518
Hokkaido Electric Power Co., Inc.	1,800	39,107
Hokuhoku Financial Group, Inc.	12,000	38,887
Honda Motor Co., Ltd.	15,400	562,843
House Foods Corp.	700	10,762
Hoya Corp.	4,100	136,195
Ibiden Co., Ltd.	1,300	84,045
Idemitsu Kosan Co., Ltd.	200	22,416
Inpex Holdings, Inc.	8	74,721
Isetan Co., Ltd.	1,900	31,249
Ishikawajima-Harima Heavy Industries Co., Ltd.	13,000	47,513
Ito En, Ltd.	600	19,736
ITOCHU Corp.	15,000	173,970
ITOCHU Techno-Solutions Corp.	300	11,793
Jafco Co., Ltd.	300	13,840
Japan Airlines Corp.†	9,000	16,958
Japan Petroleum Exploration Co.	100	7,074
Japan Prime Reality Investment Corp.	5	19,533
Japan Real Estate Investment Corp.	4	47,107
Japan Retail Fund Investment Corp.	3	26,071
Japan Steel Works, Ltd.	3,000	45,807
Japan Tobacco, Inc.	44	217,275
JFE Holdings, Inc.	39,100	2,435,712
JGC Corp.	2,000	37,523
JS Group Corp.	2,600	52,792
JSR Corp.	1,700	41,076
JTEKT Corp.	1,900	34,412
Jupiter Telecommunications Co.†	1,153	955,176
Kajima Corp.	9,000	37,718
Kamigumi Co., Ltd.	2,000	17,348
Kaneka Corp.	3,000	25,170
Kansai Paint Co., Ltd.	2,000	17,527
Kao Corp.	5,000	129,543
Kawasaki Heavy Industries, Ltd.	13,000	53,214
Kawasaki Kisen Kaisha, Ltd.	5,000	61,198
KDDI Corp.	24	177,965
Keihin Electric Express Railway Co., Ltd.	4,000	26,445
Keio Corp.	5,000	33,299
Keisei Electric Railway Co., Ltd.	3,000	17,592
Keyence Corp.	400	87,488
Kikkoman Corp.	1,000	14,879
Kinden Corp.	1,000	8,690
Kintetsu Corp.	16,000	48,211
Kirin Brewery Co., Ltd.	8,000	119,748
KK DaVinci Advisors†	10	8,772
Kobe Steel, Ltd.	26,000	98,826
Kokuyo Co., Ltd.	800	9,395
Komatsu, Ltd.	8,900	258,778
Komori Corp.	1,000	23,472
Konami Corp.	900	20,650
Konica Minolta Holdings, Inc.	4,500	66,481
Kose Corp.	300	8,504
Kubota Corp.	11,000	89,340
Kuraray Co., Ltd.	3,500	41,076
Kurita Water Industries, Ltd.	1,100	34,575
Kyocera Corp.	1,600	170,753
Kyowa Hakko Kogyo Co., Ltd.	3,000	28,337
Kyushu Electric Power Co., Inc.	3,700	97,064
Lawson, Inc.	600	20,759
Leopalace21 Corp.	1,200	41,031
Mabuchi Motor Co., Ltd.	300	18,396
Makita Corp.	1,100	48,958
Marubeni Corp.	15,000	123,655
Marui Co., Ltd.	2,900	36,625
Matsui Securities Co., Ltd.	1,200	10,750
Matsumotokiyoshi Co., Ltd.	400	8,788
Matsushita Electric Industrial Co., Ltd.	19,000	377,299
Matsushita Electric Works, Ltd.	3,000	38,400
MEDICEO Holdings Co., Ltd.	1,500	23,001
Meiji Dairies Corp.	3,000	19,127
Meiji Seika Kaisha, Ltd.	3,000	13,718
Meitec Corp.	300	8,601
Millea Holdings, Inc.	42,300	1,738,380
Minebea Co., Ltd.	3,000	16,983
Mitsubishi Chemical Holdings Corp.	11,500	105,730
Mitsubishi Corp.	13,400	351,529
Mitsubishi Electric Corp.	19,000	176,227
Mitsubishi Estate Co., Ltd.	11,000	299,289
Mitsubishi Gas Chemical Co., Inc.	210,000	1,922,193
Mitsubishi Heavy Industries, Ltd.	31,000	199,155
Mitsubishi Logistics Corp.	1,000	16,487
Mitsubishi Materials Corp.	11,000	60,126
Mitsubishi Rayon Co., Ltd.	5,000	35,695
Mitsubishi UFJ Financial Group, Inc.	80	883,655
Mitsubishi UFJ Lease & Finance Co., Ltd.	390	17,548
Mitsubishi UFJ Securities Co.	2,000	22,465
Mitsui & Co., Ltd.	15,000	299,086
Mitsui Chemicals, Inc.	6,000	45,661
Mitsui Engineering & Shipbuilding Co., Ltd.	7,000	37,466
Mitsui Fudosan Co., Ltd.	8,000	224,812
Mitsui Mining & Smelting Co., Ltd.	5,000	23,391
Mitsui O.S.K. Lines, Ltd.	10,000	135,959
Mitsui Sumitomo Insurance Co., Ltd.	12,000	154,185
Mitsui Trust Holdings, Inc.	7,000	61,060
Mitsukoshi, Ltd.	4,000	20,045
Mitsumi Electric Co., Ltd.	700	25,129
Mizuho Financial Group, Inc.	94	651,224
Murata Manufacturing Co., Ltd.	2,100	158,449
NamCo Bandai Holdings, Inc.	2,000	31,610
NEC Corp.	20,000	103,634
NEC Electronics Corp.†	400	10,526
NGK Insulators, Ltd.	3,000	73,827
NGK Spark Plug Co., Ltd.	2,000	34,843
NHK Spring Co., Ltd.	2,000	19,281
Nichirei Corp.	2,000	10,315
Nidec Corp.	1,000	58,802
Nikko Cordial Corp.	4,000	52,337
Nikon Corp.	3,000	83,817
Nintendo Co., Ltd.	1,000	366,294
Nippon Building Fund, Inc.	5	69,442
Nippon Commercial Investment Corp.	232	1,009,965
Nippon Electric Glass Co., Ltd.	3,000	52,995

Nippon Express Co., Ltd.	8,000	45,547
Nippon Kayaku Co., Ltd.	1,000	7,927
Nippon Light Metal Co., Ltd.	4,000	10,461
Nippon Meat Packers, Inc.	2,000	24,203
Nippon Mining Holdings, Inc.	8,500	81,600
Nippon Oil Corp.	12,000	111,691
Nippon Paper Group, Inc.	9	29,970
Nippon Sheet Glass Co., Ltd.	6,000	27,436
Nippon Shokubai Co., Ltd.	1,000	8,893
Nippon Steel Corp.	57,000	401,836
Nippon Telegraph and Telephone Corp.	51	226,575
Nippon Yusen Kabushiki Kaisha	11,000	101,044
Nishi-Nippon City Bank, Ltd.	6,000	21,978
Nishimatsu Construction Co., Ltd.	2,000	7,066
Nissan Chemical Industries, Ltd.	2,000	23,537
Nissan Motor Co., Ltd.	165,700	1,777,784
Nisshin Seifun Group, Inc.	2,000	19,801
Nisshin Steel Co., Ltd.	8,000	36,581
Nisshinbo Industries, Inc.	1,000	13,986
Nissin Food Products Co., Ltd.	31,857	1,068,584
Nitori Co., Ltd.	350	17,482
Nitto Denko Corp.	32,400	1,636,776
NOK Corp.	1,100	23,228
Nomura Holdings, Inc.	160,300	3,124,629
Nomura Real Estate Holdings, Inc.	500	16,284
Nomura Real Estate Office Fund, Inc.	2	21,604
Nomura Research Institute, Ltd.	1,100	32,430
NSK, Ltd.	155,000	1,606,335
NTN Corp.	4,000	34,534
NTT Data Corp.	12	57,015
NTT DoCoMo, Inc.	162	256,569
NTT Urban Development Corp.	11	21,352
Obayashi Corp.	6,000	32,747
Obic Co, Ltd.	70	13,844
Odakyu Electric Railway Co., Ltd.	6,000	37,036
OJI Paper Co., Ltd.	8,000	38,920
Oki Electric Industry Co., Ltd.†	6,000	11,159
OKUMA Corp.	1,000	15,846
Okumura Corp.	2,000	10,250
Olympus Corp.	2,000	78,132
Omron Corp.	2,100	55,261
Onward Kashiyama Co., Ltd.	1,000	12,776
ORACLE Corp.	300	13,255
Oriental Land Co., Ltd.	500	26,112
ORIX Corp.	8,210	2,163,773
Osaka Gas Co., Ltd.	20,000	74,396
OSG Corp.	800	11,033
Otsuka Corp.	200	19,021
Park24 Co, Ltd.	900	9,064
Pioneer Corp.	1,500	20,430
Promise Co., Ltd.	750	23,147
QP Corp.	1,000	9,616
Rakuten, Inc.	64	21,572
Resona Holdings, Inc.	56	134,173
Ricoh Co., Ltd.	101,000	2,337,868
Rinnai Corp.	300	9,381
Rohm Co., Ltd.	1,000	88,934
Round One Corp.	4	7,277
Ryohin Keikaku Co., Ltd.	200	12,394
Sanken Electric Co., Ltd.	1,000	9,706
Sankyo Co., Ltd.	500	21,076
Santen Pharmaceutical Co., Ltd.	700	17,056
Sanwa Shutter Corp.	2,000	11,598
Sanyo Electric Co., Ltd.†	15,000	24,609
Sapporo Hokuyo Holdings, Inc.	3	33,137
Sapporo Holdings, Ltd.	3,000	19,078
SBI E*Trade Securities Co., Ltd.	14	14,895
SBI Holdings, Inc.	92	29,253
Secom Co., Ltd.	2,000	94,376
Sega Sammy Holdings, Inc.	1,900	30,786
Seiko Epson Corp.	1,300	37,693
Seino Holdings Corp.	1,000	9,478
Sekisui Chemical Co., Ltd.	4,000	30,960
Sekisui House, Ltd.	5,000	66,802
Seven & I Holdings Co., Ltd.	8,100	231,570
Sharp Corp.	10,000	190,051
Shimachu Co., Ltd.	400	10,786
Shimamura Co., Ltd.	200	21,377
Shimano, Inc.	700	24,049
Shimizu Corp.	6,000	34,843
Shin-Etsu Chemical Co., Ltd.	4,000	286,213
Shinko Electric Industries	700	15,123
Shinko Securities Co., Ltd.	5,000	25,909
Shinsei Bank, Ltd.	14,000	56,625
Shionogi & Co., Ltd.	3,000	48,975
Shiseido Co., Ltd.	3,000	64,081
Showa Denko K.K.	11,000	39,846
Showa Shell Sekiyu K.K.	1,800	22,353
SMC Corp.	500	66,599
Softbank Corp.	7,300	157,710
Sojitz Corp.	9,600	43,039
Sompo Japan Insurance, Inc.	8,000	98,047
Sony Corp.	9,900	508,971
Stanley Electric Co., Ltd.	1,500	32,650
Sumco Corp.	1,100	55,301
Sumitomo Bakelite Co., Ltd.	2,000	14,018
Sumitomo Chemical Co., Ltd.	15,000	100,873
Sumitomo Corp.	98,600	1,801,827
Sumitomo Electric Industries, Ltd.	7,100	105,873
Sumitomo Heavy Industries, Ltd.	6,000	68,077
Sumitomo Metal Industries, Ltd.	40,000	235,858
Sumitomo Metal Mining Co., Ltd.	5,000	108,629
Sumitomo Mitsui Financial Group, Inc.	579	5,407,919
Sumitomo Osaka Cement Co., Ltd.	4,000	10,623
Sumitomo Realty & Development Co., Ltd.	4,000	130,599
Sumitomo Rubber Industries, Ltd.	1,700	20,324
Sumitomo Titanium Corp.	200	18,713
Suruga Bank, Ltd.	2,000	25,226
Suzuken Co., Ltd.	700	21,888
T&D Holdings, Inc.	1,941	131,318
Taiheiyo Cement Corp.	416,000	1,844,759
Taisei Corp.	9,000	30,481
Taisho Pharmaceutical Co., Ltd.	2,000	39,716
Taiyo Nippon Sanso Corp.	3,000	23,220
Taiyo Yuden Co., Ltd.	1,000	23,188

Takara Holdings, Inc.	2,000	13,352
Takashimaya Co., Ltd.	3,000	37,913
Takeda Pharmaceutical Co., Ltd.	8,300	536,593
Takefuji Corp.	1,090	36,651
Tanabe Seiyaku Co., Ltd.	2,000	23,846
TDK Corp.	1,200	116,175
Teijin, Ltd.	8,000	43,793
Terumo Corp.	1,600	61,856
The 77 Bank, Ltd.	3,000	19,492
The Bank of Yokohama, Ltd.	12,000	84,207
The Chiba Bank, Ltd.	7,000	62,197
The Hachijuni Bank, Ltd.	4,000	28,166
The Hiroshima Bank, Ltd.	5,000	27,736
The Joyo Bank, Ltd.	7,000	43,549
The Kansai Electric Power Co., Inc.	7,600	179,931
The Shizuoka Bank, Ltd.	6,000	60,914
The Sumitomo Trust & Banking Co., Ltd.	12,000	114,518
THK Co., Ltd.	80,800	2,027,793
TIS, Inc.	400	9,194
Tobu Railway Co., Ltd.	8,000	36,191
Toda Corp.	2,000	10,656
Toho Co., Ltd.	1,200	21,734
Toho Titanium Co., Ltd.	300	12,183
Tohoku Electric Power Co., Inc.	4,200	94,319
Tokai Rika Co., Ltd.	500	13,685
Tokuyama Corp.	2,000	26,087
Tokyo Broadcasting System, Inc.	400	12,248
Tokyo Electric Power Co., Inc.	12,100	389,165
Tokyo Electron, Ltd.	1,700	125,369
Tokyo Gas Co., Ltd.	22,000	104,349
Tokyo Seimitsu Co., Ltd.	300	11,622
Tokyo Steel Manufacturing Co., Ltd.	1,100	17,278
Tokyo Tatemono Co., Ltd.	59,000	736,512
Tokyu Corp.	10,000	66,924
Tokyu Land Corp.	4,000	42,656
TonenGeneral Sekiyu K.K.	3,000	29,312
Toppan Printing Co., Ltd.	5,000	53,807
Toray Industries, Inc.	13,000	96,187
Toshiba Corp.	30,000	261,929
Tosoh Corp.	5,000	27,817
Toto, Ltd.	3,000	25,998
Toyo Seikan Kaisha, Ltd.	1,600	30,928
Toyo Suisan Kaisha, Ltd.	1,000	18,030
Toyobo Co., Ltd.	6,000	17,202
Toyoda Gosei Co., Ltd.	600	16,958
Toyota Boshoku Corp	600	15,204
Toyota Industries Corp.	1,800	83,769
Toyota Motor Corp.	26,900	1,704,122
Toyota Tsusho Corp.	2,100	48,609
Trend Micro, Inc.	1,000	32,325
Ube Industreis, Ltd.	9,000	27,777
Uni-Charm Corp.	400	22,709
Union Tool Co.	33,200	1,226,883
UNY Co., Ltd.	1,000	11,890
Ushio, Inc.	1,100	24,434
USS Co, Ltd.	240	15,301
Wacoal Corp.	1,000	12,345
West Japan Railway Co.	16	74,591
Yahoo! Japan Corp.	150	50,985
Yakult Honsha Co., Ltd.	1,000	25,340
Yamada Denki Co., Ltd.	840	87,872
Yamaha Corp.	1,700	35,346
Yamaha Motor Co., Ltd.	1,800	52,337
Yamato Transport Co., Ltd.	72,000	1,019,257
Yamazaki Baking Co., Ltd.	1,000	8,544
Yaskawa Electric Corp.	2,000	22,806
Yokogawa Electric Corp.	2,100	28,210
Zeon Corp.	2,000	21,279
		70,820,462
Kazakhstan — 0.3%
Kazkommertsbank GDR†*	50,214	1,104,708
Luxembourg — 0.0%
Acergy SA	1,878	42,675
Oriflame Cosmetics SA SDR	394	18,579
Stolt-Nielsen SA	375	12,496
		73,750
Mexico — 0.3%
Corporacion GEO SA de CV, Series B†	102,800	564,741
Desarrolladora Homex SA de CV ADR†	12,500	757,375
		1,322,116
Netherlands — 3.3%
ABN Amro Holding NV	18,112	834,691
Aegon NV	135,411	2,683,101
Akzo Nobel NV	20,967	1,815,042
ASML Holding NV†	4,601	127,658
Buhrmann NV	1,439	22,164
Corio NV	401	31,576
European Aeronautic Defense and Space Co.	3,258	106,358
Fugro NV	578	36,807
Hagemeyer NV	5,153	26,712
Heineken NV	2,445	143,916
ING Groep NV	57,671	2,559,416
James Hardie Industries NV	4,659	34,443
Koninklijke (Royal) KPN NV	19,254	321,051
Koninklijke Ahold NV†	136,479	1,723,413
Koninklijke DSM DV	1,461	72,274
Koninklijke Philips Electronics NV	11,409	487,334
Mittal Steel Co NV	9,060	571,053
Oce NV	784	15,322
Qiagen NV†	1,370	24,661
Randstad Holding NV	520	41,418
Reed Elsevier NV	7,099	135,859
Rodamco Europe NV	536	71,964
Royal Numico NV	1,711	89,226
SBM Offshore NV	1,403	53,739
STMicroelectronics NV	6,814	132,341
TPG NV	42,863	1,939,371
Unilever NV	17,118	534,262
Vedior NV	1,709	51,373
Wereldhave NV	206	28,846

Wolters Kluwer NV	2,927	89,729
		14,805,120
New Zealand — 0.1%
Auckland International Airport, Ltd.	9,750	24,653
Contact Energy, Ltd.	2,877	19,983
Fisher & Paykel Appliances Holdings, Ltd.	2,687	7,209
Fisher & Paykel Healthcare Corp.	5,103	13,257
Fletcher Building, Ltd.	4,970	47,317
Kiwi Income Property Trust	7,128	9,067
Sky City Entertainment Group, Ltd.	4,411	17,274
Sky Network Television, Ltd.	1,942	8,429
Telecom Corp. of New Zealand, Ltd.	19,917	70,475
Vector, Ltd.	2,495	5,232
		222,896
Norway — 1.6%
Aker Kvaerner ASA	1,623	41,284
DNO ASA†	7,864	16,523
DNB NOR ASA	7,299	94,317
Electromagnetic GeoServices AS†	110,850	2,236,945
Marine Harvest†	25,222	27,459
Norsk Hydro ASA	7,005	270,842
Norske Skogindustrier ASA	1,620	23,406
Ocean RIG ASA†	1,706	12,700
Orkla ASA	8,485	161,154
Petroleum Geo-Services ASA†	61,926	1,546,325
ProSafe ASA	123,719	1,982,626
Renewable Energy Corp AS†	1,700	66,305
Schibsted ASA	464	21,245
Statoil ASA	6,434	200,212
Storebrand ASA	2,209	34,501
Tandberg ASA	1,190	26,789
Telenor ASA†	8,281	162,546
TGS Nopec Geophysical Co. ASA†	1,030	21,135
Tomra Systems ASA	1,652	14,483
Yara International ASA	1,775	53,579
		7,014,376
Portugal — 0.1%
Banco BPI SA	2,275	20,261
Banco Comercial Portugues SA	21,632	121,210
Banco Espirito Santo SA	2,245	50,074
Brisa-Auto Estradas de Portugal SA	2,994	40,320
Cimpor Cimentos de Portugal SGPS SA	2,011	19,025
Energias de Portugal SA	20,077	111,138
Jeronimo Martins SGPS SA	1,884	11,143
Portugal Telecom SGPS SA	7,888	109,216
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	1,095	17,651
Sonae Industria SGPS SA†	627	9,123
Sonae SGPS SA	7,985	22,695
		531,856
Russia — 1.5%
LUKOIL ADR	17,517	1,334,795
OAO Gazprom ADR	54,291	2,274,793
OAO Gazprom ADR (London)	8,168	342,239
Sberbank GDR†	2,959	1,440,017
VTB Bank OJSC GDR†*	135,800	1,491,084
		6,882,928
Singapore — 0.3%
Allgreen Properties, Ltd.	7,000	9,557
Ascendas Real Estate Investment Trust	10,000	19,206
CapitaCommercial Trust	10,000	19,141
CapitaLand, Ltd.	15,000	79,373
CapitaMall Trust	10,000	27,568
Chartered Semiconductor Manufacturing, Ltd.†	10,000	8,819
City Developments, Ltd.	5,000	56,508
ComfortDelGro Corp., Ltd.	18,000	25,635
Cosco Corp. Singapore, Ltd.	8,000	19,546
DBS Group Holdings, Ltd.	11,163	166,269
Fraser and Neave, Ltd.	8,000	28,483
Haw Par Corp., Ltd.	1,040	5,197
Jardine Cycle & Carriage, Ltd.	1,000	10,256
Keppel Corp., Ltd.	11,000	89,825
Keppel Land, Ltd.	4,000	22,865
Neptune Orient Lines, Ltd.	4,000	13,849
Olam International, Ltd.	6,000	12,073
Overseas-Chinese Banking Corp., Ltd.	24,100	144,057
Parkway Holdings, Ltd.	6,000	15,679
SembCorp Industries, Ltd.	8,760	32,619
SembCorp Marine, Ltd.	5,000	16,005
Singapore Airlines, Ltd.	5,000	61,408
Singapore Exchange, Ltd.	8,000	51,217
Singapore Land, Ltd.	1,000	7,447
Singapore Petroleum Co., Ltd.	1,000	3,756
Singapore Post, Ltd.	14,000	11,615
Singapore Press Holdings, Ltd.	14,250	43,195
Singapore Technologies Engineering, Ltd.	13,000	30,573
Singapore Telecommunications, Ltd.	78,910	175,270
SMRT Corp, Ltd.	6,000	7,722
Suntec Real Estate Investment Trust	10,000	12,674
United Overseas Bank, Ltd.	12,000	172,465
United Overseas Land, Ltd.	5,500	20,839
Venture Corp., Ltd.	2,000	20,513
Want Want Holdings, Ltd.	4,000	9,200
Wing Tai Holdings, Ltd.	5,000	13,000
		1,463,424
South Africa — 0.6%
Massmart Holdings, Ltd.	102,449	1,250,987
MTN Group, Ltd.	112,328	1,532,143
		2,783,130
South Korea — 1.4%
Kookmin Bank	25,478	2,236,582
Pusan Bank	108,610	1,569,458
Samsung Electronics Co., Ltd.	3,154	1,932,309

Samsung Electronics Co., Ltd. GDR†*	1,000	309,500
		6,047,849
Spain — 2.8%
Abertis Infraestructuras SA	2,278	71,005
Acciona SA	285	78,034
Acerinox SA	1,553	38,129
ACS, Actividades de Construccion y Servicios SA	2,113	135,327
Altadis SA	2,556	170,203
Antena 3 de Television SA†	842	17,595
Banco Bilbao Vizcaya Argentaria SA	157,460	3,878,677
Banco Popular Espanol SA	8,493	158,859
Banco Santander Central Hispano SA	62,441	1,156,952
Cintra Concesiones de Infraestructuras de Transporte SA	2,058	32,868
Corp Mapfre SA	5,678	28,280
Ebro Puleva SA	844	18,243
Endesa SA	6,340	345,037
Fomento de Construcciones y Contratas SA	455	41,229
Gamesa Corp. Tecnologica SA	1,700	62,123
Gas Natural SDG, SA	1,563	95,470
Gestevision Telecinco SA	984	28,021
Grupo Ferrovial SA	628	62,090
Iberdrola SA	6,382	358,724
Iberdrola SA (London)	2,206	122,154
Iberia Lineas Aereas de Espana SA	4,732	23,697
Indra Sistemas SA	77,948	1,953,835
Industria de Diseno Textil SA	2,177	128,966
Promotora de Informaciones SA	764	16,875
Repsol YPF SA	7,921	313,580
Sacyr Vallehermoso SA	852	41,202
Sociedad General de Aguas de Barcelona SA, Class A	597	21,970
Sogecable SA†	480	20,172
Telefonica SA	128,479	2,876,137
Union Fenosa SA	1,063	57,045
Zardoya Otis SA	1,045	41,158
Zeltia SA	1,614	15,247
		12,408,904
Sweden — 1.3%
Alfa Laval AB	921	55,886
Assa Abloy AB, Class B	3,000	66,455
Atlas Copco AB, Class A	6,504	109,364
Atlas Copco AB, Class B	4,176	65,944
Axfood AB	271	9,629
Billerud AB	359	5,459
Boliden AB	2,854	59,570
Castellum AB	1,511	18,282
D Carnegie AB	677	11,903
Electrolux AB, Class B	2,519	60,036
Elekta AB, Class B	827	14,390
Eniro AB	1,776	22,657
Fabege AB	1,442	15,919
Getinge AB, Class B	1,704	36,937
Hennes & Mauritz AB, Class B	4,717	280,363
Hoganas AB	212	6,308
Holmen AB	491	20,856
Husqvarna AB, Class B	2,772	39,518
Kungsleden AB	1,330	16,676
Lundin Petroleum AB†	2,331	23,347
Modern Times Group AB, Class B	502	32,553
Nobia AB	1,715	21,440
Nordea Bank AB	20,623	324,157
OMX AB	761	22,810
Sandvik AB	9,295	188,912
SAS AB†	727	16,848
Scania AB, Class B	3,572	87,744
Securitas AB, Class B	2,978	47,462
Securitas Direct AB, Class B†	3,000	8,115
Securitas Systems AB, Class B	2,992	10,237
Skandinaviska Enskilda Banken AB, Class A	4,475	145,258
Skanska AB, Class B	3,605	77,748
SKF AB, Class B	3,937	83,182
Ssab Svenskt Stal AB, Class A	1,458	60,224
Ssab Svenskt Stal AB, Class B	634	24,288
Svenska Cellulosa AB, Class B	5,503	92,532
Svenska Handelsbanken, Class A	5,059	142,393
Swedish Match AB	2,826	54,750
Tele2 AB, Class B	128,958	2,116,554
Telefonaktiebolaget LM Ericsson, Class B	146,340	587,568
TeliaSonera AB	22,191	163,856
Trelleborg AB	784	21,723
Volvo AB Class A	4,664	96,155
Volvo AB Class B	10,718	214,698
Wihlborgs Fastigheter AB	328	5,815
		5,586,521
Switzerland — 4.7%
ABB, Ltd.	90,502	2,059,726
Adecco SA	1,316	102,296
Ciba Specialty Chemicals AG	706	46,094
Clariant AG†	2,296	37,405
Compagnie Financiere Richemont SA	5,211	313,556
Credit Suisse Group	38,688	2,766,596
Geberit AG	393	67,243
Givaudan SA	64	63,397
Holcim, Ltd.	2,002	217,655
Kudelski SA	352	12,391
Kuehne & Nagel International AG	538	49,682
Kuoni Reisen Holding	28	16,871
Logitech International SA†	1,641	43,997
Lonza Group AG	452	41,666
Nestle SA	17,287	6,594,959
Nobel Biocare Holding AG	236	77,379
Novartis AG	80,473	4,545,753
OC Oerlikon Corp AG†	63	33,576
Phonak Holding AG	463	41,695
PSP Swiss Property AG†	443	24,879
Rieter Holding AG	44	23,072
Roche Holding AG	7,013	1,248,159
Schindler Holding AG	512	34,161
SGS SA	46	54,680
Straumann AG	77	21,685

Sulzer AG	31	40,251
Swatch Group AG	524	29,814
Swatch Group AG, Class B	322	92,000
Swiss Life Holding†	336	89,123
Swiss Reinsurance	3,550	325,211
Swisscom AG	226	77,476
Syngenta AG	1,038	203,266
UBS AG (Virt-x)	19,966	1,203,027
Zurich Financial Services AG	1,443	448,021
		21,046,762
Taiwan — 1.4%
Acer, Inc.	801,000	1,632,903
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	400,447	4,456,975
		6,089,878
Turkey — 0.3%
Turkiye Garanti Bankasi AS ADR	227,928	1,282,710
United Kingdom — 21.9%
3i Group PLC	4,600	107,614
Aegis Group PLC	658,455	1,818,085
Aggreko PLC	2,556	29,487
AMEC PLC	3,357	39,739
American Physicians Capital, Inc.	120,249	4,100,196
Amvescap PLC	252,135	3,273,310
Anglo American PLC	44,884	2,654,375
ARM Holdings PLC	13,399	39,418
Arriva PLC	1,977	27,393
AstraZeneca PLC (London)	15,238	820,983
Aviva PLC	188,601	2,815,856
BAE Systems PLC	423,864	3,447,204
Balfour Beatty PLC	4,298	38,235
Barclays PLC	65,291	912,532
Barratt Developments PLC	2,924	58,306
BBA Aviation PLC	4,111	22,516
Bellway PLC	1,141	28,870
Berkeley Group Holdings PLC†	843	30,149
BG Group PLC	34,044	561,608
BHP Billiton PLC	23,716	661,975
Biffa PLC	3,492	19,038
BlueBay Asset Management†	128,935	1,281,627
Bodycote International	320,130	1,758,204
Bovis Homes Group PLC	1,203	21,573
BP PLC	193,297	2,340,604
Britannic Group PLC	6,839	85,971
British Airways PLC†	5,747	48,297
British Energy Group PLC	138,231	1,501,717
British Land Co. PLC	5,203	140,005
British Sky Broadcasting Group PLC	11,374	146,177
Brixton PLC	2,697	23,749
BT Group PLC	82,756	552,556
Bunzl PLC	3,387	47,304
Burberry Group PLC	4,396	60,646
Cable & Wireless PLC	23,806	92,980
Cadbury Schweppes PLC	20,934	285,856
Capita Group PLC	6,163	89,849
Carnival PLC	1,707	81,754
Carphone Warehouse PLC	4,025	26,693
Cattles PLC	3,621	28,504
Centrica PLC	36,573	285,323
Charter PLC†	1,664	36,923
Close Brothers Group PLC	1,320	22,822
Cobham PLC	421,142	1,720,990
Compass Group PLC	20,181	140,117
Cookson Group PLC	1,931	27,492
CSR PLC†	100,574	1,582,378
Daily Mail & General Trust	2,956	45,440
Davis Service Group PLC	1,695	21,188
De La Rue PLC	1,601	25,045
Diageo PLC	26,922	560,624
DSG International PLC	18,394	58,619
easyJet PLC†	75,000	790,690
Electrocomponents PLC	4,345	23,122
Emap PLC	2,154	35,598
EMI Group PLC	7,987	42,984
Enterprise Inns PLC	5,564	76,982
Experian Group, Ltd.	10,204	128,989
First Choice Holidays PLC	5,032	32,234
FirstGroup PLC	4,340	58,217
FKI PLC	5,870	14,911
Friends Provident PLC	18,152	65,320
Galiform PLC†	5,990	16,389
George Wimpey PLC†	4,001	40,413
GKN PLC	7,017	56,117
GlaxoSmithKline PLC	148,551	3,892,885
Great Portland Estates PLC	1,647	21,911
Group 4 Securicor PLC	11,500	48,842
Hammerson PLC	2,847	81,983
Hanson PLC	7,111	153,934
Hays PLC	14,526	49,953
HBOS PLC	37,592	743,939
Home Retail Group	8,760	80,743
HSBC Holdings PLC	115,671	2,125,353
ICAP PLC	5,165	51,237
IMI PLC	3,364	40,228
Imperial Chemical Industries PLC	11,908	148,736
Imperial Tobacco Group PLC	6,763	313,309
Inchcape PLC	4,404	44,307
Intercontinental Hotels Group PLC	2,973	74,268
International Power PLC	14,898	128,492
Intertek Group PLC	1,560	30,825
Invensys PLC†	7,948	61,128
Investec PLC	3,579	46,212
ITV PLC	38,826	89,038
J Sainsbury PLC	15,510	182,046
Johnson Matthey PLC	2,186	74,274
Kelda Group PLC	2,752	52,085
Kesa Electricals PLC	297,150	1,878,136
Kingfisher PLC	23,342	106,168
Ladbrokes PLC	6,276	54,570
Land Securities Group PLC	4,694	164,296
Legal & General Group PLC	65,216	196,571
Liberty International PLC	2,534	58,264
Lloyds TSB Group PLC	56,296	628,547
LogicaCMG PLC	15,333	46,724
London Stock Exchange Group PLC	1,576	42,883
Man Group PLC	17,857	218,379

Marks & Spencer Group PLC	16,958	213,855
Meggitt PLC	6,533	40,406
Michael Page International PLC	3,327	35,108
Minerva PLC†	178,041	1,263,848
Misys PLC	5,007	23,578
Mitchells & Butlers PLC	4,028	71,140
National Express Group PLC	1,289	27,670
National Grid PLC	27,041	400,742
Next PLC	2,265	91,376
Old Mutual PLC	774,817	2,627,933
Pearson PLC	8,051	136,290
Persimmon PLC	2,838	65,994
Premier Farnell PLC	3,632	14,587
Provident Financial PLC	2,557	36,071
Prudential PLC	306,097	4,388,769
Punch Taverns PLC	71,080	1,755,650
Rank Group PLC	3,897	14,575
Reckitt Benckiser PLC	60,898	3,344,613
Reed Elsevier PLC	163,791	2,126,396
Rentokil Initial PLC	18,113	58,378
Reuters Group PLC	12,743	158,397
Rexam PLC	5,823	58,320
Rio Tinto PLC	10,104	776,493
Rio Tinto PLC ADR	4,100	1,255,092
Rolls-Royce Group PLC†	128,123	1,385,474
Royal & Sun Alliance Insurance Group PLC	31,701	92,624
Royal Bank of Scotland Group PLC	298,553	3,794,990
Royal Dutch Shell PLC, Class A	18,325	748,480
Royal Dutch Shell PLC, Class A (London)	18,430	753,061
Royal Dutch Shell PLC, Class B	27,548	1,152,298
RT Group PLC†*(3)(4)(5)	207	21
SABMiller PLC	105,911	2,692,528
Sage Group PLC	12,984	61,142
Schroders PLC	1,127	28,991
Scottish & Newcastle PLC	7,992	102,792
Scottish and Southern Energy PLC	8,604	250,354
Serco Group PLC	4,760	43,133
Severn Trent PLC	37,831	1,050,644
Signet Group PLC	17,062	35,633
Slough Estates PLC	4,710	59,113
Smith & Nephew PLC	9,416	117,042
Smiths Group PLC	3,817	90,829
Sports Direct International PLC	304,157	1,108,562
SSL International PLC	1,901	16,673
Stagecoach Group PLC	5,295	19,432
Standard Life PLC	21,026	139,439
Tate & Lyle PLC	4,888	55,704
Taylor Woodrow PLC	5,809	42,082
Tesco PLC	393,400	3,306,095
Tomkins PLC	8,546	44,619
Travis Perkins PLC	1,157	44,144
Trinity Mirror PLC	2,926	31,082
Tullett Prebon PLC	1,801	16,184
Tullow Oil PLC	207,539	2,033,785
Unilever PLC	13,079	424,163
United Business Media PLC	2,523	40,278
United Utilities PLC	8,760	124,808
Vodafone Group PLC	2,115,995	7,130,042
Whitbread PLC	1,966	69,839
William Hill PLC	3,522	43,496
Wolseley PLC	75,537	1,823,265
WPP Group PLC	88,549	1,330,948
Xstrata PLC	6,146	368,649
Yell Group PLC	7,779	72,208
		97,690,075
United States — 0.0%
Synthes, Inc.	591	71,075
Total Common Stock
(cost $353,831,077)		426,202,814
EXCHANGE TRADED FUNDS — 0.8%
United States — 0.8%
iShares MSCI EAFE Index Fund
(cost $3,524,014)	43,800	3,538,602
PREFERRED STOCK — 1.2%
Brazil — 0.9%
Cia Energetica de Minas Gerais	70,451	1,498,864
Cia Vale do Rio Doce ADR	39,904	1,504,381
Tim Participacoes SA ADR	27,598	951,303
		3,954,548
Germany — 0.1%
Henkel KGaA	1,773	93,803
Porsche AG	86	153,876
ProSiebenSat.1Media AG	818	32,417
RWE AG	388	38,918
Volkswagen AG	1,050	109,640
		428,654

Italy — 0.0%
Unipol SpA	8,980	30,901
South Korea — 0.2%
Samsung Electronics Co., Ltd. GDR	1,400	333,200
Samsung Electronics Co., Ltd. GDR†*	3,100	737,800
		1,071,000
Total Preferred Stock
(cost $4,335,728)		5,485,103
RIGHTS — 0.0%†
Australia — 0.0%
Westfield Group	1,347	525
Expires 07/06/07
Belgium — 0.0%
Groupe Bruxelles Lambert SA	709	662
Expires 07/04/07
Hong Kong — 0.0%
New World Department Store China	127	0
Expires 07/04/07
Italy — 0.0%
Unipol SpA	8,764	0
Expires 07/03/07
Japan — 0.0%
Dowa Mining Co., Ltd.	3,000	1,601
Expires 01/29/10
Total Rights
(cost $0)		2,788
Total Long-Term Investment Securities
(cost $361,690,819)		435,229,307
SHORT-TERM INVESTMENT SECURITIES — 1.0%
United States — 1.0%
Federal Home Loan Bank
Discount Notes
4.75% due 07/02/07	$3,900,000	3,899,486
Euro Time Deposit with State Street Bank & Trust Co.
1.80% due 07/02/07	339,000	339,000
United States Treasury Bills
4.53% due 09/13/07(2)	195,000	192,767

Total Short-Term Investment Securities
(cost $4,431,253)		4,431,253
Repurchase Agreements — 0.3%
REPURCHASE AGREEMENTS — 0.3%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00% dated 06/29/07, to be repurchased 07/02/07 in the amount of $339,085 and collateralized by $365,000 of Federal Home Loan Bank Bonds, bearing interest at 5.25%, due 06/12/37 and having an approximate value of $345,838.	339,000	339,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/29/07, to be repurchased 07/02/07 in the amount of $768,192 and collateralized by $790,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.96%, due 04/25/17 and having an approximate value of $787,038	768,000	768,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 06/29/07, to be repurchased 07/02/07 in the amount of $132,040 and collateralized by $120,000 of United States Treasury Bonds, bearing interest at 6.25%, due 08/15/23 and having an approximate value of $135,300	132,000	132,000
Total Repurchase Agreements
(cost $1,239,000)		1,239,000
TOTAL INVESTMENTS
(cost $367,361,066)(1)	99.0%	440,899,560
Other assets less liabilities	1.0	4,639,951
NET ASSETS	100.0%	$445,539,511

†	Non-income producing security

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2007, the aggregate value of these securities was 3,643,092 representing 0.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	See Note 4 for cost of investments on a tax basis

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)	Illiquid security

(4)

To the extent permitted by the Statement of Additional Information, the International Equity Portfolio may invest in restricted securities. This restricted security is valued pursuant to Note 2. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2007, the International Equity Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
RT Group PLC Common Stock	02/08/1999	207	$5,103	$21	$0	0.00%

(5)	Fair valued security; see Note 1

ADR	— American Depository Receipt

GDR	— Global Depository Receipt

RNC	— Non-Voting Shares

SDR	— Swedish Depository Receipts

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2007	Unrealized Appreciation (Depreciation)
1 Long	Hang Seng Index	July 2007	$140,069	$139,903	$(166)
1 Long	MSCI Sing IX ETS	July 2007	58,013	57,210	(803)
2 Long	OMXS 30 Index	July 2007	36,335	36,611	276
83 Long	MSCI Pan Euro	September 2007	2,906,304	2,956,859	50,555
2 Long	Nikkei 225 (CME)	September 2007	178,015	181,800	3,785
3 Long	SPI 200	September 2007	404,316	399,406	(4,910)
6 Long	TOPIX Indes	September 2007	853,516	862,383	8,867
					$57,604

See Notes to Portfolio of Investments

Industry Allocation*
Banks-Commercial	13.5%
Medical-Drugs	5.2
Insurance-Multi-line	3.2
Oil Companies-Integrated	3.0
Electric-Integrated	2.9
Cellular Telecom	2.3
Finance-Investment Banker/Broker	2.3
Telephone-Integrated	2.3
Food-Misc.	2.2
Diversified Minerals	2.1
Chemicals-Diversified	2.0
Engineering/R&D Services	1.9
Oil Companies-Exploration & Production	1.9
Food-Retail	1.8
Insurance-Life/Health	1.8
Auto-Cars/Light Trucks	1.7
Building Products-Cement	1.7
Telecom Services	1.7
Semiconductors Components-Integrated Circuits	1.4
Oil-Field Services	1.3
Brewery	1.2
Real Estate Operations & Development	1.2
Soap & Cleaning Preparation	1.2
Aerospace/Defense	1.1
Diversified Manufacturing Operations	1.1
Tobacco	1.1
Investment Management/Advisor Services	1.0
Steel-Producers	1.0
Distribution/Wholesale	0.9
Electric-Generation	0.9
U.S. Government Agencies	0.9
Advertising Services	0.8
Diversified Operations	0.8
Electronic Components-Misc.	0.8
Electronic Components-Semiconductors	0.8
Index Fund	0.8
Machinery-Electrical	0.8
Machinery-General Industrial	0.8
Metal-Aluminum	0.8
Seismic Data Collection	0.8
Import/Export	0.7
Multimedia	0.7
Office Automation & Equipment	0.7
Building & Construction-Misc.	0.6
Building-Residential/Commercial	0.6
Insurance-Property/Casualty	0.6
Medical-Generic Drugs	0.6
Metal-Diversified	0.6
Transport-Services	0.6
Building-Heavy Construction	0.5
Computer Services	0.5
Enterprise Software/Service	0.5
Entertainment Software	0.5
Finance-Leasing Companies	0.5
Machine Tools & Related Products	0.5
Publishing-Books	0.5
Retail-Consumer Electronics	0.5
Aerospace/Defense-Equipment	0.4
Applications Software	0.4
Coal	0.4
Computer Software	0.4
Dialysis Centers	0.4
Gambling (Non-Hotel)	0.4
Metal Processors & Fabrication	0.4
Metal-Iron	0.4
Real Estate Management/Services	0.4
Retail-Discount	0.4
Retail-Misc./Diversified	0.4
Retail-Pubs	0.4

Transport-Rail	0.4
Wireless Equipment	0.4
Airlines	0.3
Banks-Mortgage	0.3
Diversified Financial Services	0.3
Metal-Copper	0.3
Public Thoroughfares	0.3
Repurchase Agreements	0.3
Retail-Jewelry	0.3
Retail-Sporting Goods	0.3
Transport-Truck	0.3
Water	0.3
Audio/Video Products	0.2
Beverages-Wine/Spirits	0.2
Building & Construction Products-Misc.	0.2
Cable TV	0.2
Electric Products-Misc.	0.2
Finance-Other Services	0.2
Gas-Distribution	0.2
Insurance-Reinsurance	0.2
Optical Supplies	0.2
Semiconductor Equipment	0.2
Agricultural Chemicals	0.1
Apparel Manufacturers	0.1
Athletic Footwear	0.1
Auto/Truck Parts & Equipment-Original	0.1
Building Products-Doors & Windows	0.1
Chemicals-Specialty	0.1
Commercial Services	0.1
Computers-Integrated Systems	0.1
Cosmetics & Toiletries	0.1
Diversified Operations/Commercial Services	0.1
Electric-Distribution	0.1
Electronic Measurement Instruments	0.1
Food-Catering	0.1
Hotels/Motels	0.1
Human Resources	0.1
Industrial Gases	0.1
Machinery-Construction & Mining	0.1
Medical Products	0.1
Oil Refining & Marketing	0.1
Paper & Related Products	0.1
Photo Equipment & Supplies	0.1
Power Converter/Supply Equipment	0.1
Property Trust	0.1
Publishing-Newspapers	0.1
Publishing-Periodicals	0.1
Real Estate Investment Trusts	0.1
Retail-Apparel/Shoe	0.1
Retail-Major Department Stores	0.1
Rubber-Tires	0.1
Telecommunication Equipment	0.1
Television	0.1
Textile-Products	0.1
Time Deposits	0.1
Toys	0.1
Transport-Marine	0.1
U.S. Government Treasuries	0.1
Wire & Cable Products	0.1

99.0%

* Calculated as a percentage of net assets

Seasons Series Trust

Diversified Fixed Income Portfolio

Portfolio of Investments — June 30, 2007

(unaudited)

Security Description	Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES — 6.3%
Diversified Financial Services — 6.3%
Banc of America Commercial Mtg, Inc., Series 2005-6, Class A4 5.18% due 09/10/47(1)(2)	$430,000	$415,236
Banc of America Commercial Mtg., Inc., Series 2006-2, Class A4 5.74% due 05/10/45(1)(2)	525,000	523,433
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.37% due 05/20/36(2)	1,063,965	1,056,914
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(1)(2)	443,110	445,341
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR5, Class A5 4.98% due 07/11/42(2)	500,000	477,285
Bear Stearns Commercial Mtg. Securities, Inc. Series 1998-C1, Class A2 6.44% due 06/16/30(2)	200,000	201,029
Bear Stearns Commercial Mtg. Securities, Inc. Series 2001-TOP2, Class A2 6.48% due 02/15/35(2)	350,000	359,584
Bear Stearns Commercial Mtg. Securities, Inc. Series 1999-WF2, Class A2 7.08% due 7/15/31(2)	298,598	305,203
Bear Stearns Commercial Mtg. Securities, Inc. Series 2005-T20, Class A4A 5.15% due 10/12/42(1)(2)	600,000	577,616
Bear Stearns Commercial Mtg. Securities, Inc. Series 2001-TOP4, Class A3 5.61% due 11/15/33(2)	200,000	199,768
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16, Class A6 4.75% due 02/13/46(2)	500,000	469,757
Chase Commercial Mtg. Securities Corp. Series 1998-2, Class A2 6.39% due 11/18/30(2)	179,079	180,476
Chase Commercial Mtg. Securities Corp. Series 1998-1, Class A2 6.56% due 05/18/30(2)	120,756	121,138
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(1)(2)	225,000	217,873
CNH Equipment Trust Series 2006-A, Class A3 5.20% due 08/16/10	400,000	398,831
Commercial Mtg. Asset Trust Series 1999-C1, Class A3 6.64% due 01/17/32(2)	194,966	198,140
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	175,000	174,865
CS First Boston Mtg. Securities Corp. Series 2001-C1, Class A2 7.55% due 04/15/62(2)	450,000	468,285
First Union - Chase Commercial Mtg. Series 1999-C2, Class A2 6.64% due 06/15/31(2)	261,476	265,125
First Union - Lehman Brothers-Bank of America Series 1998-C2, Class A2 6.56% due 11/18/35(2)	211,389	212,216
GE Commercial Equipment Financing LLC Series 2004-A, Class A3 3.36% due 06/22/08*	56,371	56,292
Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.22% due 04/10/37(2)	650,000	625,880
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(2)	600,000	564,459
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	185,404	181,379
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14, Class A4 5.47% due 12/12/44(1)(2)	650,000	634,035
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2005-LDP5, Class A4 5.18% due 12/15/44(1)(2)	500,000	482,617
LB-UBS Commercial Mtg. Trust Series 2001-C7, Class A5 6.13% due 12/15/30(2)	200,000	203,863
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(2)	650,000	640,553
Merrill Lynch Mtg. Investors Trust, Series 2004-A1, Class 3A 4.85% due 02/25/34(1)(2)	321,103	315,740
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(2)	400,000	380,310
Morgan Stanley Capital I Series 2006-T21, Class A2 5.09% due 10/12/52(2)	670,000	660,811
Morgan Stanley Capital I Series 1999-WF1, Class A2 6.21% due 11/15/31(2)	247,162	248,383
Morgan Stanley Capital I Series 1998-WF2, Class A2 6.54% due 07/15/30(2)	86,224	86,538
Morgan Stanley Capital I Series 1999-LIFE, Class A2 7.11% due 04/15/33(2)	437,710	448,937

Morgan Stanley Capital I Series 2005-T17, Class A5 4.78% due 12/13/41(2)	493,000	463,404
Morgan Stanley Dean Witter Capital I Series 2002-HQ, Class A2 6.09% due 04/15/34(2)	54,237	54,474
Morgan Stanley Dean Witter Capital I Series 2001-TOP3, Class A4 6.39% due 07/15/33(2)	650,000	666,855
Morgan Stanley Dean Witter Capital I Series 2001-TOP5, Class A4 6.39% due 10/15/35(2)	350,000	359,265
Morgan Stanley Dean Witter Capital I Series 2002-HQ, Class A3 6.51% due 04/15/34(2)	200,000	206,223
Nissan Auto Receivables Owner Trust Series 2005-A, Class A4 3.82% due 07/15/10	100,000	98,590
Nomura Asset Securities Corp. Series 1998-D6, Class A1B 6.59% due 03/15/30(2)	189,151	190,269
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(3)	275,000	270,622
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(1)(2)	207,085	207,609
WFS Financial Owner Trust Series 2003-4, Class A4 3.15% due 05/20/11	58,463	58,093
WFS Financial Owner Trust Series 2003-3, Class A4 3.25% due 05/20/11	177,273	176,769
Total Asset Backed Securities (cost $15,860,007)		15,550,085
CORPORATE BONDS & NOTES — 22.6%
Aerospace/Defense — 0.1%
Raytheon Co. Senior Notes 6.75% due 08/15/07	99,000	99,128
Raytheon Co. Senior Notes 6.75% due 03/15/18	98,000	104,459
		203,587
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp. Notes 6.29% due 07/01/16	250,000	255,326
United Technologies Corp. Senior Notes 6.10% due 05/15/12	198,000	203,161
		458,487
Agricultural Chemicals — 0.1%
Agrium, Inc. Debentures 7.80% due 02/01/27	185,000	199,738
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	20,000	19,300
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	35,000	35,350
		254,388
Agricultural Operations — 0.1%
Bunge, Ltd. Finance Corp. Notes 5.35% due 04/15/14	77,000	73,147
Cargill, Inc.* Notes 6.38% due 06/01/12	255,000	262,698
		335,845
Airlines — 0.3%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	184,854	177,229
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 11/23/12	65,000	64,838
Continental Airlines, Inc.
Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	250,000	250,000
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	56,387	56,599
Southwest Airlines Co. Senior Notes 5.13% due 03/01/17	65,000	58,962
		607,628
Auto-Cars/Light Trucks — 0.3%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 4.05% due 06/04/08	140,000	138,036
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.71% due 03/13/09(4)	55,000	55,102
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.75% due 05/18/09	100,000	100,261
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	250,000	258,199
Ford Motor Co. Debentures 6.38% due 02/01/29	60,000	44,250
Ford Motor Co. Notes 7.45% due 07/16/31	30,000	23,962

General Motors Corp. Debentures 8.25% due 07/15/23	20,000	18,225
General Motors Corp. Senior Bonds 8.38% due 07/15/33	66,000	60,225
		698,260
Banks-Commercial — 0.3%
Compass Bank Notes 5.50% due 04/01/20	100,000	95,448
HSBC Bank USA NA Sub. Notes 4.63% due 04/01/14	100,000	93,419
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	50,000	49,968
Silicon Valley Bank Senior Notes 5.70% due 06/01/12	100,000	98,897
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	74,000	73,542
US Bank NA Notes 3.90% due 08/15/08	13,000	12,751
Wachovia Bank NA Sub. Notes 7.80% due 08/18/10	300,000	318,445
		742,470
Banks-Money Center — 0.0%
RBS Capital Trust I Bank 4.71% due 07/01/13(4)(5)	71,000	66,089
Banks-Super Regional — 0.8%
BAC Capital Trust VI 5.63% due 03/08/35	230,000	206,144
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	620,000	596,467
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	496,000	475,497
Bank One Corp. Sub. Notes 5.90% due 11/15/11	160,000	162,292
Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	205,000	203,986
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	60,000	60,308
Wachovia Capital Trust III 5.80% due 03/15/11(4)(5)	140,000	139,390
		1,844,084
Beverages-Non-alcoholic — 0.2%
Coca-Cola Enterprises, Inc. Debentures 6.70% due 10/15/36	200,000	211,162
PepsiAmericas, Inc. Notes 4.88% due 01/15/15	250,000	235,217
		446,379
Brewery — 0.0%
Anheuser-Busch Cos., Inc. Bonds 6.00% due 11/01/41	124,000	113,459
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Notes 7.65% due 09/15/10	160,000	167,112
Liberty Media LLC Bonds 7.88% due 07/15/09	40,000	41,492
		208,604
Building-Residential/Commerical — 0.4%
Centex Corp. Senior Notes 5.45% due 08/15/12	65,000	62,020
D.R. Horton, Inc. Senior Notes 6.50% due 04/15/16	70,000	66,974
D.R. Horton, Inc.
Company Guar. Notes 8.00% due 02/01/09	180,000	185,056
Lennar Corp. Company Guar. Notes 5.95% due 10/17/11	200,000	197,164
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	220,000	228,309
Ryland Group Company Guar. Notes 6.88% due 06/15/13	120,000	121,272
		860,795
Cable TV — 0.6%
AT&T Broadband, Inc. Company Guar. Notes 8.38% due 03/15/13	270,000	301,404
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12	30,000	29,625
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	100,000	107,000
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	60,000	58,111
Comcast Corp. Company Guar. Notes 6.50% due 01/15/15	215,000	220,450

Comcast Corp. Company Guar. Notes 6.50% due 11/15/35	80,000	77,548
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	365,000	376,728
COX Communications, Inc. Notes 7.13% due 10/01/12	70,000	73,953
Time Warner Cable, Inc. Senior Notes 5.85% due 05/01/17*	85,000	82,675
Time Warner Cable, Inc. Senior Notes 6.55% due 05/01/37*	105,000	101,483
		1,428,977
Casino Hotels — 0.2%
Caesars Entertainment, Inc. Senior Notes 7.50% due 09/01/09	200,000	204,500
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	35,000	31,675
MGM Mirage, Inc. Company Guar. Notes 8.50% due 09/15/10	210,000	219,713
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	20,000	20,350
		476,238
Cellular Telecom — 0.2%
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	53,000	56,985
Cingular Wireless Services, Inc. Notes 8.13% due 05/01/12	160,000	175,927
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	200,000	249,324
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	30,000	30,975
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	10,000	10,325
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	50,000	51,625
Rural Cellular Corp. Senior Sub. Notes 8.36% due 06/01/13*(4)	25,000	24,875
		600,036
Chemicals-Diversified — 0.1%
EI Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	22,000	20,972
ICI Wilmington, Inc. Company Guar. Notes 7.05% due 09/15/07	97,000	97,229
Lyondell Chemical Co. Company Guar. Notes 8.00% due 09/15/14	45,000	46,238
Rohm & Haas Co. Senior Notes 7.85% due 07/15/29	54,000	61,710
		226,149
Chemicals-Specialty — 0.3%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	110,000	102,135
Cytec Industries, Inc. Notes 5.50% due 10/01/10	90,000	89,241
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	50,000	53,563
Lubrizol Corp. Senior Notes 4.63% due 10/01/09	200,000	196,077
Momentive Performance Materials, Inc.
Senior Sub. Notes 11.50% due 12/01/16*	75,000	75,750
Rockwood Specialties Group, Inc. Senior Sub. Notes 7.50% due 11/15/14	100,000	100,500
		617,266
Commercial Services-Finance — 0.1%
The Western Union Co. Senior Notes 5.40% due 11/17/11	154,000	151,933
Computer Services — 0.1%
Computer Sciences Corp. Notes 3.50% due 04/15/08	34,000	33,472
Electronic Data Systems Corp. Senior Notes 6.00% due 08/01/13	190,000	187,787
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	110,000	112,028
		333,287
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	50,000	50,625
Consumer Products-Misc. — 0.0%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	10,000	10,075

Containers-Paper/Plastic — 0.2%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	25,000	24,813
Pactiv Corp. Senior Notes 5.88% due 07/15/12	50,000	50,129
Pactiv Corp. Bonds 7.95% due 12/15/25	35,000	37,472
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	75,000	73,500
Sealed Air Corp. Senior Notes 5.38% due 04/15/08*	165,000	164,101
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	150,000	145,500
Tenneco Packaging, Inc. Debentures 8.38% due 04/15/27	40,000	44,132
		539,647
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	75,000	79,875
Diversified Financial Services — 0.4%
AXA Financial, Inc. Senior Notes 6.50% due 04/01/08	50,000	50,351
General Electric Capital Corp Notes 8.63% due 06/15/08	150,000	154,020
General Electric Capital Corp. Notes 3.75% due 12/15/09	850,000	818,959
		1,023,330
Diversified Manufacturing Operations — 0.0%
Cooper U.S., Inc. Company Guar. Notes 6.10% due 07/01/17	109,000	110,374
Diversified Operations — 0.1%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	150,000	148,034
Capmark Financial Group, Inc. Company Guar. Notes 6.30% due 05/10/17*	45,000	44,283
		192,317
Electric-Generation — 0.0%
The AES Corp. Senior Notes 8.88% due 02/15/11	75,000	79,031
Electric-Integrated — 1.7%
American Electric Power Co., Inc. Senior Notes 4.71% due 08/16/07(6)	37,000	36,962
Baltimore Gas & Electric Senior Notes 6.35% due 10/01/36*	205,000	203,011
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	81,000	81,104
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	125,000	115,547
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	179,000	175,237
Consumers Energy Co. 1st Mtg. Bonds Series C 4.25% due 04/15/08	69,000	68,301
Dominion Resources, Inc. Senior Notes 5.60% due 11/15/16	70,000	67,938
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08(6)	69,000	69,083
Dominion Resources, Inc. Senior Notes 8.13% due 06/15/10	240,000	258,431
Duke Energy Corp.
Senior Notes 4.20% due 10/01/08	61,000	60,051
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	55,000	52,733
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	140,000	130,398
Exelon Generation Co. LLC Senior Notes 6.95% due 06/15/11	200,000	207,640
Mackinaw Power LLC Secured Notes 6.30% due 10/31/23*	132,000	132,423
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	205,000	198,051
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	47,000	43,426
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	385,000	409,941
NSTAR Notes 8.00% due 02/15/10	200,000	212,025
Ohio Power Co. Senior Notes 5.30% due 11/01/10	140,000	138,885

Peco Energy Co. 1st Mtgs. Bonds 5.70% due 03/15/37	170,000	157,795
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	189,000	193,933
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	51,000	54,448
Public Service Electric & Gas Co. 1st Mtg. Bonds 5.80% due 05/01/37	500,000	474,016
Union Electric Co. Secured Notes 6.40% due 06/15/17	165,000	168,335
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	64,000	62,729
Virginia Electric and Power Co. Senior Notes 6.00% due 05/15/37	500,000	477,748
		4,250,191
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	35,000	36,050
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16*	45,000	42,300
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	120,000	122,183
		200,533
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	35,000	33,075
Finance-Auto Loans — 0.3%
Ford Motor Credit Co. LLC Notes 5.70% due 01/15/10	160,000	152,856
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	130,000	129,045
GMAC LLC Notes 6.75% due 12/01/14	145,000	138,860
GMAC LLC Notes 6.88% due 09/15/11	195,000	191,813
		612,574
Finance-Commercial — 0.1%
CIT Group, Inc. Notes 5.85% due 09/15/16	330,000	318,043
Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Notes 4.75% due 07/15/13	88,000	83,088
HSBC Finance Corp. Notes 6.75% due 05/15/11	210,000	217,986
John Deere Capital Corp. Debentures 5.10% due 01/15/13	202,000	196,248
		497,322
Finance-Credit Card — 0.2%
Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	276,000	283,464
Discover Financial Services Notes 6.45% due 06/12/17*	105,000	104,859
		388,323
Finance-Investment Banker/Broker — 2.5%
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,063,000	1,011,192
Citigroup, Inc. Senior Notes 5.13% due 02/14/11	150,000	148,135
Credit Suisse First Boston USA, Inc. Notes 3.88% due 01/15/09	180,000	176,222
Credit Suisse First Boston USA, Inc. Notes 6.50% due 01/15/12	160,000	165,724
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	600,000	575,048
Goldman Sachs Group, Inc. Notes 6.13% due 02/15/33	82,000	78,217
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	300,000	294,574
Goldman Sachs Group, Inc. Notes 6.60% due 01/15/12	240,000	248,524
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	400,000	384,104
JP Morgan Chase & Co. Sub. Notes 5.15% due 10/01/15	100,000	95,089
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	140,000	137,375
JP Morgan Chase & Co. Sub. Notes 6.75% due 02/01/11	420,000	436,362
Lazard Group Senior Notes 6.85% due 06/15/17*	270,000	270,186

Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16	400,000	388,361
Merrill Lynch & Co., Inc. Notes 5.77% due 07/25/11	150,000	151,423
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	440,000	435,216
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	200,000	194,862
Morgan Stanley Sub. Notes 4.75% due 04/01/14	950,000	887,147
Morgan Stanley Notes 6.75% due 04/15/11	100,000	103,683
The Bear Stearns Cos., Inc. Sub. Notes 5.55% due 01/22/17	65,000	61,425
		6,242,869
Finance-Mortgage Loan/Banker — 0.5%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	35,000	33,867
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	310,000	307,816
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	195,000	191,510
Countrywide Home Loans, Inc. Company Guar. Notes 4.00% due 03/22/11	50,000	46,867
Residential Capital LLC Company Guar. Notes 6.38% due 06/30/10	60,000	59,226
Residential Capital LLC Senior Notes 6.50% due 06/01/12	343,000	334,697
Residential Capital LLC Company Guar. Notes 6.50% due 04/17/13	55,000	53,162
Residential Capital LLC Company Guar. Notes 6.88% due 06/30/15	275,000	266,727
		1,293,872
Finance-Other Services — 0.1%
SB Treasury Co. LLC Bonds 9.40% due 06/30/08*(4)(5)	220,000	227,631
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.60% due 04/01/16	335,000	343,958
Food-Misc. — 0.2%
Kraft Foods, Inc, Notes 4.13% due 11/12/09	180,000	174,375
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	155,000	153,787
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	190,000	193,107
		521,269
Forestry — 0.0%
Weyerhaeuser Co. Debentures 7.38% due 03/15/32	110,000	111,589
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	75,000	71,063
Gas-Distribution — 0.1%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	140,000	141,173
Energen Corp. Notes 7.63% due 12/15/10	190,000	200,933
		342,106
Gas-Transportation — 0.0%
Northern National Gas Co. Senior Notes 6.75% due 09/15/08*	50,000	50,702
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(6)	6,000	5,040
Hotel/Motel — 0.0%
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	95,000	91,625
Independent Power Producers — 0.1%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(7)	150,000	162,000
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	80,000	80,200
		242,200
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	55,000	53,699
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	35,000	35,877

Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	120,000	117,503
		207,079
Insurance-Life/Health — 0.4%
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(4)	205,000	210,346
Protective Life Secured Trusts Senior Sec. Notes 4.00% due 10/07/09	170,000	164,903
Prudential Financial, Inc. Senior Notes 5.90% due 03/17/36	410,000	387,277
Reinsurance Group of America, Inc. Senior Notes 5.63% due 03/15/17	300,000	286,369
		1,048,895
Insurance-Multi-line — 0.4%
Farmers Insurance Exchange Notes 8.63% due 05/01/24*	250,000	288,857
MMI Capital Trust I 7.63% due 12/15/27	100,000	107,497
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	225,000	222,506
Unitrin, Inc. Senior Notes 5.75% due 07/01/07	200,000	200,000
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	165,000	159,945
		978,805
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	150,000	145,116
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	130,000	126,479
		271,595
Insurance-Property/Casualty — 0.4%
Ace Capital Trust II 9.70% due 04/01/30	150,000	194,005
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(4)	235,000	224,264
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	60,000	64,485
Fidelity National Title Group, Inc. Notes 7.30% due 08/15/11	100,000	104,208
Mercury General Corp. Senior Notes 7.25% due 08/15/11	175,000	183,749
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	89,000	89,104
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	110,000	106,519
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	70,000	67,654
		1,033,988
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc. Senior Notes 5.65% due 11/15/15	240,000	234,593
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	230,000	231,984
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	215,000	175,026
		641,603
Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	180,000	188,880
Machinery-Farming — 0.0%
Case Corp.
Notes 7.25% due 01/15/16	45,000	45,675
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Company Guar. Notes 5.63% due 12/15/15	110,000	106,025
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	215,000	217,433
		323,458
Medical Products — 0.1%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	200,000	199,982
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 6.38% due 06/01/37*	130,000	127,188
Medical-Drugs — 0.2%
Abbott Laboratories Notes 5.88% due 05/15/16	210,000	210,054
American Home Products Corp. Notes 6.70% due 03/15/11	44,000	46,047

Schering-Plough Corp. Senior Notes 6.50% due 12/01/33	125,000	133,987
Wyeth Bonds 5.50% due 02/01/14	115,000	113,342
		503,430
Medical-HMO — 0.1%
Coventry Health Care, Inc. Senior Notes 5.95% due 03/15/17	47,000	45,849
UnitedHealth Group, Inc. Senior Bonds 5.38% due 03/15/16	140,000	134,859
UnitedHealth Group, Inc. Bonds 6.50% due 06/15/37*	67,000	67,175
		247,883
Medical-Hospitals — 0.1%
HCA, Inc. Senior Notes 6.25% due 02/15/13	125,000	112,813
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	100,000	106,500
		219,313
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.63% due 09/15/12	130,000	127,386
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	110,000	105,774
Cardinal Health, Inc. Senior Notes 5.80% due 10/15/16*	220,000	213,085
		446,245
Metal Processors & Fabrication — 0.1%
Commercial Metals Co. Notes 5.63% due 11/15/13	125,000	122,007
Metal-Aluminum — 0.1%
Alcoa, Inc. Notes 6.00% due 01/15/12	72,000	72,168
Alcoa, Inc. Bonds 6.50% due 06/15/18	154,000	153,873
		226,041
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	30,000	32,025
Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/35	65,000	57,532
Multimedia — 0.8%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	510,000	546,399
Belo Corp. Senior Notes 8.00% due 11/01/08	180,000	184,835
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	210,000	221,442
News America Holdings, Inc. Debentures 8.45% due 08/01/34	20,000	24,117
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	160,000	152,370
News America, Inc. Debentures 7.28% due 06/30/28	95,000	99,499
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	115,000	120,708
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	100,000	114,794
Time Warner Entertainment Co. LP
Senior Notes 8.38% due 07/15/33	151,000	175,242
Time Warner, Inc. Company Guar. Notes 6.88% due 05/01/12	60,000	62,596
Viacom, Inc. Senior Notes 6.25% due 04/30/16	172,000	169,410
		1,871,412
Non-Hazardous Waste Disposal — 0.2%
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	351,000	358,976
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	65,000	71,516
		430,492
Office Automation & Equipment — 0.2%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	30,000	30,531
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	91,000	85,924
Xerox Corp. Senior Notes 5.50% due 05/15/12	165,000	162,165

Xerox Corp. Senior Notes 6.40% due 03/15/16	180,000	181,110
		459,730
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	130,000	126,935
Apache Corp. Senior Notes 6.25% due 04/15/12	300,000	307,539
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	200,000	203,500
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	66,000	68,900
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 12/15/15	75,000	73,575
Pemex Project Funding Master Trust Company Guar. Notes 8.00% due 11/15/11	150,000	162,750
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16*	105,000	104,475
		1,047,674
Oil Companies-Integrated — 0.4%
ConocoPhillips Co. Notes 8.75% due 05/25/10	160,000	174,183
ConocoPhillips Holding Co. Senior Notes 6.95% due 04/15/29	270,000	294,668
Hess Corp. Notes 7.13% due 03/15/33	55,000	57,840
Hess Corp. Bonds 7.88% due 10/01/29	326,000	367,459
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	138,000	150,022
		1,044,172
Oil Refining & Marketing — 0.2%
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*	225,000	220,159
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	162,000	165,526
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	120,000	119,447
		505,132
Oil-Field Services — 0.3%
Halliburton Co. Debentures 7.60% due 08/15/96*	180,000	198,772
Hanover Compressor Co. Senior Notes 9.00% due 06/01/14	125,000	132,187
Smith International, Inc. Senior Notes 6.00% due 06/15/16	250,000	247,438
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37*	107,000	108,929
		687,326
Paper & Related Products — 0.1%
Bowater, Inc. Notes 6.50% due 06/15/13	75,000	65,156
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	25,000	24,062
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	5,000	4,800
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	140,000	139,427
		233,445
Pipelines — 0.6%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	617,000	658,116
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	85,000	86,275
DCP Midstream LP Bonds 6.45% due 11/03/36*	70,000	69,148
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	35,000	36,299
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	75,000	77,625
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17*	240,000	232,465
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	270,000	279,415
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	95,000	102,125
		1,541,468
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	35,000	32,725

Radio — 0.1%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	231,000	236,936
Real Estate Investment Trusts — 1.2%
AvalonBay Communities, Inc. Senior Notes 5.75% due 09/15/16	87,000	85,755
AvalonBay Communities, Inc. Notes 7.50% due 08/01/09	200,000	208,414
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	25,000	24,209
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	160,000	159,848
Camden Property Trust Senior Notes 4.38% due 01/15/10	180,000	174,719
Camden Property Trust Notes 6.75% due 09/15/10	80,000	82,702
Colonial Properties Trust Notes 6.25% due 06/15/14	45,000	45,613
Developers Diversified Realty Corp. Notes 3.88% due 01/30/09	180,000	175,350
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	90,000	88,195
Equity One, Inc. Bonds 6.00% due 09/15/17*	160,000	156,505
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	90,000	87,741
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	300,000	299,787
Kimco Realty Corp. Notes 5.19% due 10/01/13	80,000	77,622
Kimco Realty Corp. Notes 5.58% due 11/23/15	180,000	175,505
Liberty Property LP Senior Notes 7.75% due 04/15/09	70,000	72,648
Liberty Property LP Senior Notes 8.50% due 08/01/10	230,000	249,337
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	100,000	95,936
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	55,000	54,052
Simon Property Group LP Notes 4.60% due 06/15/10	75,000	73,029
Simon Property Group LP Notes 5.10% due 06/15/15	145,000	137,830
Simon Property Group LP Notes 5.38% due 08/28/08	35,000	34,835
Simon Property Group LP Notes 5.38% due 06/01/11	180,000	178,650
United Dominion Realty Trust, Inc. Senior Notes 5.25% due 01/15/15	190,000	181,145
Vornado Realty LP Notes 4.50% due 08/15/09	55,000	53,827
		2,973,254
Real Estate Management/Services — 0.1%
AMB Property LP Company Guar. Notes 7.10% due 06/30/08	150,000	151,809
Real Estate Operations & Development — 0.3%
Colonial Realty LP
Senior Notes 6.05% due 09/01/16	255,000	253,571
ERP Operating LP Notes 5.13% due 03/15/16	95,000	89,696
ERP Operating LP Notes 6.63% due 03/15/12	150,000	155,702
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	100,000	94,516
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	105,000	99,926
Regency Centers LP Senior Notes 5.88% due 06/15/17	40,000	39,336
		732,747
Recycling — 0.0%
Aleris International, Inc. Senior Notes 9.00% due 12/15/14*	40,000	40,350
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	10,000	10,100
		50,450
Rental Auto/Equipment — 0.1%
Erac USA Finance Co. Notes 7.35% due 06/15/08*	160,000	162,190

United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	35,000	35,044
		197,234
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	40,000	41,300
Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 5.88% due 04/05/27	120,000	115,977
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	225,000	217,085
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	120,000	116,274
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	222,606	216,046
		549,405
Retail-Regional Department Stores — 0.1%
Federated Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	65,000	63,351
JC Penney Corp., Inc. Senior Notes 5.75% due 02/15/18	40,000	38,616
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	80,000	76,184
		178,151
Savings & Loans/Thrifts — 0.2%
Washington Mutual Bank Sub. Notes 5.13% due 01/15/15	230,000	216,845
Washington Mutual Preferred Funding Delaware 6.53% due 03/15/11*(4)(5)	100,000	96,512
Washington Mutual Preferred Funding II 6.90% due 06/15/12*(4)(5)	100,000	98,482
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	180,000	178,611
		590,450
Special Purpose Entities — 0.4%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	115,000	109,862
Capital One Capital IV Company Guar. Notes 6.75% due 02/17/37(4)	60,000	55,206
Cyrus Reinsurance Holdings SPC Senior Notes 6.36% due 09/01/07*(3)(8)	45,000	45,000
John Hancock Global Funding II Notes 5.00% due 07/27/07*	200,000	199,925
KAR Holdings, Inc. Senior Notes 9.36% due 05/01/14*(4)	25,000	24,938
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	45,000	42,728
Pricoa Global Funding I Notes 3.90% due 12/15/08*	200,000	195,485
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	91,000	89,229
Principal Life Global Funding I Notes 6.13% due 10/15/33*	190,000	191,093
		953,466
Steel-Producers — 0.1%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	120,000	122,367
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	210,000	209,185
		331,552
Telecom Services — 0.5%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	96,000	94,868
Embarq Corp. Senior Notes 7.08% due 06/01/16	80,000	80,448
Qwest Corp. Senior Notes 7.50% due 10/01/14	50,000	51,250
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	440,000	463,338
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	440,000	492,872
		1,182,776
Telephone-Integrated — 0.9%
BellSouth Corp. Bonds 5.20% due 09/15/14	190,000	182,330
BellSouth Corp. Senior Notes 6.00% due 10/15/11	300,000	303,796

BellSouth Corp. Bonds 6.55% due 06/15/34	130,000	129,781
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	25,000	23,625
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	39,000	38,996
Level 3 Financing, Inc. Senior Notes 8.75% due 02/15/17*	15,000	14,831
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	10,000	10,100
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	53,000	57,985
SBC Communications, Inc. Notes 5.10% due 09/15/14	740,000	705,842
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	100,000	101,229
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	120,000	114,224
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	400,000	420,844
Verizon New York, Inc. Debentures 6.88% due 04/01/12	34,000	35,449
		2,139,032
Television — 0.2%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	210,000	222,055
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	90,000	93,065
Paxson Communication Corp. Sec. Senior Notes 11.61% due 01/15/13*(4)	60,000	62,100
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	20,000	19,900
		397,120
Tobacco — 0.2%
Altria Group, Inc. Senior Notes 7.00% due 11/04/13	235,000	249,252
Altria Group, Inc. Notes 7.65% due 07/01/08	70,000	71,333
Philip Morris Capital Corp. Bonds 7.50% due 07/16/09	40,000	41,364
		361,949
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	314,707	334,770
Transport-Rail — 0.2%
BNSF Funding Trust I 6.61% due 12/15/55(4)	120,000	109,613
Burlington Northern Santa Fe Corp. Notes 6.15% due 05/01/37	94,000	91,360
Union Pacific Corp. Notes 3.88% due 02/15/09	240,000	234,523
Union Pacific Corp. Debentures 7.00% due 02/01/16	33,000	34,651
		470,147
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	38,000	38,033
Ryder System, Inc. Notes 5.00% due 06/15/12	71,000	68,291
Ryder System, Inc. Notes 5.85% due 03/01/14	29,000	28,527
		134,851
Total Corporate Bonds & Notes (cost $56,502,704)		55,501,796
FOREIGN CORPORATE BONDS & NOTES — 4.6%
Agricultural Chemicals — 0.1%
Yara International ASA Notes 5.25% due 12/15/14*	155,000	146,451
Banks-Commercial — 0.7%
Credit Agricole SA 6.64% due 05/31/17*(4)(5)	132,000	128,745
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/36	200,000	205,534
Overseas-Chinese Banking Sub. Notes 7.75% due 09/06/11*	250,000	269,328
Royal Bank of Scotland Group PLC Sub. Notes 5.05% due 01/08/15	230,000	220,802
Royal Bank of Scotland Group PLC Sub. Notes 6.38% due 02/01/11	280,000	288,199

Russian Agricultural Bank Bonds 6.30% due 05/15/17*	125,000	122,350
Russian Agricultural Bank Bonds 7.18% due 05/16/13	175,000	180,388
Societe Generale Sub. Notes 5.92% due 04/05/17*(4)(5)	70,000	67,776
VTB Capital SA Senior Notes 6.25% due 07/02/35*	190,000	189,050
		1,672,172
Banks-Money Center — 0.1%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	300,000	299,509
Brewery — 0.2%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	235,000	267,313
SABMiller PLC Notes 6.20% due 07/01/11*	250,000	254,224
		521,537
Building & Construction-Misc. — 0.1%
Conproca SA de CV Secured Sr. Notes 12.00% due 06/16/10	140,000	156,590
Building Products-Cement — 0.1%
C8 Capital SPV, Ltd. Notes 6.64% due 12/31/14*(4)(5)	195,000	192,775
Chemicals-Specialty — 0.1%
Methanex Corp. Notes 6.00% due 08/15/15	220,000	211,726
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	43,000	43,184
Diversified Financial Services — 0.0%
CIT Group Funding Co. of Canada Company Guar. Notes 5.20% due 06/01/15	120,000	111,579
Diversified Manufacturing Operations — 0.1%
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	70,000	71,879
Tyco International Group SA Company Guar. Notes 6.13% due 11/01/08	100,000	100,893
Tyco International Group SA Company Guar. Notes 6.75% due 02/15/11	150,000	157,199
		329,971
Diversified Minerals — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 01/23/17	100,000	99,182
Diversified Operations — 0.2%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	150,000	165,189
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	215,000	237,301
Pacificorp Australia LLC Bonds 6.15% due 01/15/08*	170,000	170,644
		573,134
Electric-Distribution — 0.0%
United Energy Distribution Holdings Property, Ltd. Senior Notes 4.70% due 04/15/11*	85,000	82,527
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	225,000	218,303
Electric-Integrated — 0.0%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	78,000	81,513
Electronic Components-Misc. — 0.0%
NXP BV / NXP Funding LLC
Company Guar. Notes 9.50% due 10/15/15	5,000	4,925
Finance-Other Services — 0.0%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17*	90,000	87,030
Insurance-Multi-line — 0.2%
AXA SA Sub. Notes 6.38% due 12/14/36*(4)(5)	77,000	69,460
AXA SA Sub. Notes 8.60% due 12/15/30	220,000	268,073
ING Groep NV Bonds 5.78% due 12/08/15(4)(5)	132,000	127,399
		464,932
Machinery-Construction & Mining — 0.0%
Atlas Copco AB Bonds 5.60% due 05/22/17*	116,000	113,033

Medical-Drugs — 0.1%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 9.11% due 12/01/13(4)	110,000	113,300
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	75,000	75,094
		188,394
Metal-Aluminum — 0.0%
Alcan, Inc. Senior Notes 5.75% due 06/01/35	60,000	53,184
Metal-Diversified — 0.2%
Inco, Ltd. Bonds 7.20% due 09/15/32	292,000	310,348
Inco, Ltd. Senior Notes 7.75% due 05/15/12	60,000	64,678
		375,026
Non-Ferrous Metals — 0.1%
Codelo, Inc. Notes 6.38% due 11/30/12*	200,000	207,127
Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Notes 6.25% due 03/15/38	280,000	264,932
Nexen, Inc. Bonds 6.40% due 05/15/37	108,000	103,253
		368,185
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Sr. Notes 6.50% due 08/01/36	130,000	125,715
Paper & Related Products — 0.1%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	50,000	47,750
Alto Parana SA Company Guar. Notes 6.38% due 06/09/17*	70,000	69,945
		117,695
Pipelines — 0.1%
Enbridge, Inc. Bonds 5.80% due 06/15/14	224,000	222,152
Property Trust — 0.1%
Westfield Group Senior Notes 5.40% due 10/01/12*	320,000	316,243
Satellite Telecom — 0.0%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.87% due 01/15/15(4)	50,000	51,062
Intelsat Intermediate Holding Co., Ltd. Senior Disc. Notes 9.25% due 02/01/15(6)	25,000	20,563
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	40,000	32,100
		103,725
Special Purpose Entities — 0.3%
National Gas Co. Notes 6.05% due 01/15/36*	325,000	309,634
SMFG Preferred Capital, Ltd. 6.08% due 01/25/17*(4)(5)	111,000	106,783
UFJ Finance Aruba AEC Bonds 6.75% due 07/15/13	390,000	411,799
		828,216
Telecom Services — 0.0%
TELUS Corp. Notes 8.00% due 06/01/11	21,000	22,456
Telephone-Integrated — 1.1%
British Telecommunications PLC Notes 8.13% due 12/15/10	350,000	382,469
British Telecommunications PLC Bonds 9.13% due 12/15/30	239,000	312,800
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	220,000	234,489
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	320,000	383,541
France Telecom SA Bonds 7.75% due 03/01/11	180,000	192,307
France Telecom SA Notes 8.50% due 03/01/31	115,000	144,497
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	115,000	106,934
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	670,000	678,303
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17	98,000	97,755

Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	180,000	190,815
		2,723,910
Transport-Marine — 0.2%
DP World, Ltd. Bonds 6.85% due 07/02/37*	364,000	365,598
Total Foreign Corporate Bonds & Notes (cost $11,583,681)		11,427,699
FOREIGN GOVERNMENT AGENCIES — 0.3%
Sovereign — 0.3%
Province of Quebec Debentures 7.50% due 09/15/29	116,000	140,378
United Mexican States Notes 6.75% due 09/27/34	448,000	477,792
Total Foreign Government Agencies (cost $624,226)		618,170
U.S. GOVERNMENT AGENCIES — 25.1%
Federal Home Loan Mtg. Corp. — 4.1%
4.13% due 07/12/10	556,000	539,446
4.50% due 01/15/13	1,579,000	1,517,288
4.50% due 11/01/20	935,043	887,863
5.00% due 09/01/21	1,848,992	1,788,283
5.00% due 11/01/36	392,712	368,421
5.00% due 12/01/36	2,191,741	2,056,174
5.00% due 01/01/37	345,131	323,783
5.00% due 04/01/37	973,328	912,302
5.46% due 03/01/36(4)	194,442	190,470
5.75% due 03/15/09	50,000	50,418
5.81% due 01/01/37(4)	236,495	236,083
6.25% due 07/15/32	206,000	223,321
6.50% due 03/01/37	808,503	816,934
6.75% due 03/15/31	100,000	114,445
		10,025,231
Federal National Mtg. Assoc. — 6.2%
4.46% due 02/01/34(4)	384,730	376,262
4.66% due 07/01/35(4)	64,818	63,952
4.67% due 10/01/35(4)	232,342	228,628
4.87% due 01/01/35(4)	614,404	607,018
5.01% due 12/01/35(4)	64,703	64,032
5.32% due 11/01/36(4)	98,341	98,560
5.38% due 11/15/11	500,000	502,517
5.50% due 12/01/20	912,666	899,827
5.50% due 11/01/36	3,422,722	3,302,780
5.50% due 12/01/36	1,129,175	1,084,635
5.50% due 05/01/37	1,788,698	1,725,181
6.00% due 05/15/11	250,000	256,579
6.00% due 10/01/36	3,424,982	3,390,245
6.00% due 11/01/36	765,422	754,470
6.50% due 07/01/36	420,743	424,835
6.50% due 12/01/99	1,137,000	1,147,659
6.63% due 11/15/30	107,000	120,584
7.25% due 01/15/10	200,000	209,619
		15,257,383
Government National Mtg. Assoc. — 14.8%
4.50% due 04/15/18	250,772	239,288
4.50% due 05/15/18	1,475,163	1,407,672
4.50% due 08/15/18	81,807	78,065
4.50% due 09/15/18	595,044	567,820
4.50% due 10/15/18	2,546,669	2,430,155
4.50% due 09/15/33	709,205	651,867
5.00% due 06/15/33	26,128	24,772
5.00% due 08/15/33	152,625	144,701
5.00% due 09/15/33	215,414	204,231
5.00% due 10/15/33	158,847	150,600
5.00% due 11/15/33	17,892	16,963
5.00% due 06/15/34	623,876	591,274
5.00% due 05/15/35	25,548	24,194
5.00% due 09/15/35	27,451	25,996
5.00% due 11/15/35	985,327	933,098
5.00% due 02/15/36	797,016	754,195
5.00% due 03/15/36	817,446	773,527
5.00% due 05/15/36	891,415	843,522
5.00% due 06/15/36	892,501	844,550
5.00% due 08/15/36	49,469	46,811
5.50% due 02/15/32	41,641	40,506
5.50% due 03/15/32	43,431	42,236
5.50% due 12/15/32	64,511	62,753
5.50% due 01/15/33	28,738	27,948
5.50% due 02/15/33	191,216	185,961
5.50% due 03/15/33	646,857	629,079
5.50% due 04/15/33	2,015,375	1,960,017
5.50% due 05/15/33	36,696	35,687
5.50% due 06/15/33	2,739,571	2,664,274
5.50% due 07/15/33	1,944,690	1,891,239
5.50% due 08/15/33	336,988	327,726
5.50% due 09/15/33	46,087	44,820
5.50% due 11/15/33	370,928	360,733
5.50% due 12/15/33	22,751	22,126
5.50% due 01/15/34	852,551	828,852
5.50% due 02/15/34	342,889	333,357
6.00% due 04/15/28	922,324	921,163
6.00% due 01/15/29	157,800	157,558
6.00% due 03/15/29	252,773	252,385
6.00% due 11/15/31	84,438	84,271
6.00% due 12/15/31	191,249	190,871
6.00% due 04/15/32	169,856	169,486
6.00% due 08/15/32	42,789	42,696
6.00% due 09/15/32	145,961	145,644
6.00% due 10/15/32	434,678	433,733
6.00% due 11/15/32	179,047	178,658
6.00% due 01/15/33	24,892	24,824
6.00% due 02/15/33	304,345	303,509
6.00% due 03/15/33	71,896	71,698
6.00% due 09/15/33	146,070	145,668
6.00% due 01/15/34	787,140	784,372
6.00% due 03/15/34	214,035	213,282

6.00% due 05/15/34	154,757	154,213
6.00% due 07/15/34	109,778	109,392
6.00% due 08/15/34	912,424	909,215
6.00% due 09/15/34	143,656	143,151
6.00% due 11/15/34	532,762	530,889
6.00% due 03/15/35	569,358	566,901
6.00% due 08/15/35	543,486	541,140
6.00% due 01/15/36	276,794	275,464
6.00% due 02/15/36	372,850	371,058
6.00% due 04/15/36	839,938	835,902
6.00% due 05/15/36	465,132	462,896
6.00% due 06/15/36	1,649,622	1,641,693
6.00% due 07/15/36	359,800	358,070
6.00% due 08/15/36	1,083,694	1,079,116
6.00% due 09/15/36	1,257,275	1,251,233
6.00% due 10/15/36	1,809,559	1,801,310
6.00% due 11/15/36	741,484	737,921
6.00% due 12/15/36	248,446	247,252
6.50% due 09/15/28	21,527	21,992
6.50% due 06/15/31	19,308	19,712
6.50% due 09/15/31	61,903	63,198
6.50% due 10/15/31	22,205	22,669
6.50% due 11/15/31	12,640	12,905
6.50% due 12/15/31	28,047	28,634
7.50% due 08/15/07	820	822
7.50% due 09/15/30	27,975	29,298
		36,546,479
Total U.S. Government Agencies (cost $63,428,679)		61,829,093
U.S. GOVERNMENT TREASURIES — 36.4%
United States Treasury Bonds — 2.2%
4.75% due 02/15/37	1,250,000	1,178,614
5.38% due 02/15/31	708,000	727,027
6.25% due 08/15/23	531,000	589,618
7.13% due 02/15/23	249,000	298,917
7.25% due 08/15/22	60,000	72,633
7.88% due 02/15/21	1,540,000	1,937,873
8.13% due 05/15/21	30,000	38,573
8.75% due 08/15/20	42,000	56,090
9.13% due 05/15/18	75,000	99,808
8.88% due 02/15/19	124,000	163,990
9.00% due 11/15/18	100,000	132,961
		5,296,104
United States Treasury Notes — 34.2%
2.63% due 05/15/08	1,060,000	1,038,469
2.75% due 08/15/07	1,186,000	1,182,942
3.00% due 11/15/07	1,915,000	1,901,536
3.25% due 08/15/07	35,000	34,932
3.88% due 02/15/13	8,815,000	8,372,187
4.00% due 08/31/07	1,000,000	998,516
4.00% due 11/15/12	9,425,000	9,035,484
4.00% due 02/15/14	278,000	263,166
4.25% due 01/15/11	2,000,000	1,957,500
4.25% due 08/15/13	1,345,000	1,298,661
4.25% due 11/15/13	2,056,000	1,979,381
4.25% due 08/15/14	136,000	130,092
4.25% due 11/15/14	2,945,000	2,809,945
4.38% due 08/15/12	12,479,000	12,197,249
4.50% due 09/30/11	3,200,000	3,147,501
4.50% due 05/15/17	19,750,000	18,935,312
4.63% due 08/31/11	1,876,000	1,854,895
4.63% due 11/15/16	110,000	106,606
4.75% due 11/15/08	1,572,000	1,566,965
4.75% due 05/15/14	430,000	424,625
4.88% due 05/31/11	3,600,000	3,594,658
4.88% due 02/15/12	1,615,000	1,612,981
5.00% due 02/15/11	1,250,000	1,255,664
5.00% due 08/15/11	809,000	812,539
5.13% due 06/30/08	3,000,000	3,002,814
5.50% due 02/15/08	84,000	84,243
5.63% due 05/15/08	90,000	90,450
5.75% due 08/15/10	789,000	808,355
6.00% due 08/15/09	1,293,000	1,320,982
6.13% due 08/15/07	875,000	876,162
6.50% due 02/15/10	1,395,000	1,448,947
		84,143,759
Total U.S. Government Treasuries (cost $90,351,536)		89,439,863
EXCHANGE TRADED FUNDS — 1.2%
Index Fund-Debt — 1.2%
iShares Lehman 7-10 Year Treasury Bond Fund (cost $3,076,235)	37,600	3,048,984
Total Long-Term Investment Securities (cost $241,427,068)		237,415,690
REPURCHASE AGREEMENTS — 2.6%
Agreement with State Street Bank & Trust Co., bearing interest at 3.65%, dated 06/30/07, to be repurchased 07/02/07 in the amount of $234,071 and collateralized by $190,000 of United States Treasury Bonds, bearing interest at 8.00%, due 11/18/21 and having an approximate value of $243,675	234,000	234,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00% dated 06/30/07, to be repurchased 07/02/07 in the amount of $3,320,830 and collateralized by $3,395,000 of Federal Home Loan Bonds, bearing interest at 5.75%, due 06/07/12 and having an approximate value of $3,390,756.	3,320,000	3,320,000
Bank of America Securities Joint Repurchase Agreement(9)	735,000	735,000
UBS Securities, LLC Joint Repurchase Agreement(9)	2,210,000	2,210,000

Total Repurchase Agreements (cost $6,499,000)		6,499,000
TOTAL INVESTMENTS (cost $247,926,068)(10)	99.1%	243,914,690
Other assets less liabilities	0.9	2,113,672
NET ASSETS	100.0%	$246,028,362
BONDS & NOTES SOLD SHORT — 1.2%
U.S. Government Agencies — 1.2%
Federal Home Loan Mtg. Corp.
6.00% due July TBA (Proceeds ($1,116,259))	(1,137,000)	(1,126,341)

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2007, the aggregate value of these securities was $11,053,911 representing 4.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Variable Rate Security - the rate reflected is as of June 30, 2007, maturity date reflects the stated maturity date.
(2)	Collateralized Mortgaged Obligation
(3)	Fair valued security; see Note 1
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2007.
(5)	Perpetual maturity - maturity date reflects the next call date.
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(7)	Company has filed Chapter 11 bankruptcy protection.
(8)	Variable Rate Security - the rate reflected is as of June 30, 2007, maturity date reflects next reset date.
(9)	See Note 2 for details of Joint Repurchase Agreements.
(10)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Portfolio of Investments

Seasons Series Trust
Strategic Fixed Income Portfolio

Portfolio of Investments — June 30, 2007
(unaudited)

Security Description	Principal Amount(11)	Value (Note 1)
ASSET BACKED SECURITIES — 17.7%
Diversified Financial Services — 17.7%
Ace Securities Corp. Series 2004-HE4, Class M9 8.42% due 12/25/34(1)	$500,000	$461,932
Asset Backed Funding Cert. Series 2005-HE2, Class A2C 5.62% due 06/25/35(1)	306,766	307,008
Asset Backed Securities Corp Home Equity Series 2006-HE2, Class A2 5.39% due 03/25/36(1)	218,053	218,074
Asset Backed Securities Corp. Home Equity Series 2005-HE4, Class A1 5.48% due 05/25/35	99,374	99,393
Asset Backed Securities Corp. Home Equity Series 2004-HE7, Class A2 5.70% due 10/25/34(1)	110,240	110,315
Bear Stearns Asset Backed Securities, Inc. Series 2001-2, Class 2A 5.96% due 10/25/34(1)	500,200	500,393
Bear Stearns Commercial Mtg. Securities Series 2007-PW15, Class B 5.44% due 02/11/44*(2)	750,000	714,296
Bear Stearns Commercial Mtg. Securities Series 2007-T26, Class B 5.60% due 01/12/45*(2)(3)	350,000	336,204
Bear Stearns Commercial Mtg.Securities Series 2005-PW10, Class A4 5.41% due 12/11/40(2)	750,000	730,126
Citifinancial Mtg. Securities, Inc. Series 2003-4, Class AF6 4.49% due 10/25/33	250,000	236,371
Citigroup Mtg. Loan Trust, Inc. 2006-WFH1, Class A1A 5.39% due 01/25/36(1)	346,547	346,582
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class C 5.48% due 12/11/49(2)	800,000	760,813
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2006-CD3, Class A5 5.62% due 10/15/48(2)	700,000	687,487
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(2)(3)	1,000,000	968,326
Countrywide Asset-Backed Certificates Series 2005-17, Class 1AF1 5.52% due 05/25/36(1)	216,981	216,991
First Franklin Mtg, Loan Asset Backed Certificates Series 2005-FF10, Class A2 5.42% due 11/25/35(1)	82,954	82,965
First Franklin Mtg. Loan Asset Backed Certificates Series 2006-FF12, Class A2 5.36% due 09/25/36(1)	570,232	570,193
First Franklin Mtg. Loan Asset Backed Certificates Series 2005-FF11, Class A2A 5.42% due 11/25/35(1)	583,559	583,619
First Franklin Mtg. Loan Asset Backed Certificates Series 2005-FF8, Class A2B 5.50% due 09/25/35(1)	750,000	750,191
Fremont Home Loan Trust Series 2005-E, Class 2A2 5.49% due 01/25/36(1)	323,113	323,176
GE Capital Commercial Mtg. Corp. Series 2003-C1, Class A4 4.82% due 01/10/38(2)	126,268	121,213
Greenwich Capital Commercial Funding Corp. Series 2004-GG1, Class A7 5.32% due 06/10/36(2)	300,000	293,065
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class C 5.55% due 03/10/39(2)	400,000	389,297
GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(2)	535,000	524,866
GSAMP Trust Series 2006-S4, Class A1 5.41% due 05/25/36(1)	272,712	272,724
HSI Asset Securitization Corp. Trust Series 2006-OPT4, Class 2A2 5.43% due 03/25/36(1)	300,000	300,021
IXIS Real Estate Capital Trust Series 2006-HE1, Class A1 5.41% due 03/25/36(1)	408,529	408,546
IXIS Real Estate Capital Trust Series 2005-HE4, Class A1 5.43% due 02/25/36(1)	259,673	259,691
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-LN2, Class A2 5.11% due 07/15/41(2)	55,768	53,587
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-CB9, Class A4 5.38% due 06/12/41(2)(3)	377,963	373,096
LB-UBS Commercial Mtg. Trust Series 2006-C1, Class A4 5.16% due 02/15/31(2)	500,000	477,607
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class C 5.61% due 02/15/40(2)	900,000	900,576
MASTR Asset Backed Securities Trust Series 2006-AB1, Class A1 5.46% due 02/25/36(1)	150,041	150,105
MASTR Asset Backed Securities Trust Series 2005-WMC1, Class A4 5.51% due 03/25/35(1)	244,580	244,605
Merrill Lynch Mtg. Investors, Inc. Series 2006-RM2, Class A1B 5.55% due 05/25/37(1)	680,430	680,389
Morgan Stanley ABS Capital I Series 2006-NC4, Class A2A 5.35% due 06/25/36(1)	156,183	156,137
Morgan Stanley ABS Capital I Series 2006-HE4, Class A1 5.36% due 06/25/36(1)	641,749	641,748
Morgan Stanley ABS Capital I Series 2006-NC3, Class A2B 5.44% due 03/25/36(1)	450,000	449,856

Morgan Stanley Capital I Series 2004-IQ7, Class A4 5.41% due 06/15/38(2)(3)	150,000	147,574
Novastar Home Equity Loan Series 2004-4, Class M4 6.42% due 03/25/35(1)	500,000	501,019
Ownit Mtg. Loan Asset Backed Certificates Series 2006-6, Class A2B 5.43% due 09/25/37(1)	575,000	575,404
Ownit Mtg. Loan Asset Backed Certificates Series 2005-2, Class A2B 5.52% due 03/25/36(1)	10,694	10,695
Popular ABS, Inc. Series 2004-4, Class AF1 5.57% due 09/25/34(1)	41,137	41,145
Residential Asset Securities Corp. Series 2004-KS6, Class AI3 4.16% due 07/25/30	59,307	58,678
Residential Asset Securities Corp. Series 2005-AHL2, Class A2 5.58% due 10/25/35(1)	192,162	192,431
Residential Funding Mtg. Securities II, Inc. Series 2006-HI1, Class A1 5.43% due 02/25/36(1)	375,691	375,668
Securitized Asset Backed Receivables LLC Trust Series 2006-FR1, Class A2A 5.39% due 11/25/35(1)	108,768	108,786
Structured Asset Investment Loan Trust Series 2005-7, Class A3 5.43% due 08/25/35(1)	8,335	8,336
Structured Asset Investment Loan Trust Series 2005-8, Class A1 5.44% due 10/25/35(1)	199,175	199,179
Structured Asset Investment Loan Trust Series 2005-5, Class A7 5.53% due 06/25/35(1)	83,514	83,526
Structured Asset Investment Loan Trust Series 2004-1, Class M5 8.32% due 02/25/34(1)	113,361	104,768
Wachovia Asset Securitization, Inc. Series 2003-HE3, Class A 5.57% due 11/25/33(1)	165,689	165,826
Total Asset Backed Securities (cost $18,534,654)		18,274,619
CONVERTIBLE BONDS & NOTES — 0.2%
Electronic Components-Semiconductors — 0.1%
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*	125,000	111,250
Medical Instruments — 0.0%
Kyphon, Inc. Senior Notes 1.25% due 02/01/14*	15,000	14,944
Medical-Biomedical/Gene — 0.0%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	25,000	21,812
Telecom Services — 0.1%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(13)(14)	25,000	26,000
Total Convertible Bonds & Notes (cost $170,820)		174,006
CORPORATE BONDS & NOTES — 35.4%
Advertising Services — 0.0%
R.H. Donnelley Corp. Senior Notes 6.88% due 01/15/13	50,000	47,375
Agricultural Chemicals — 0.6%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	55,000	54,037
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	195,000	188,175
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	250,000	252,500
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	150,000	153,375
		648,087
Airlines — 0.4%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	275,000	274,312
Continental Airlines, Inc. Pass Through Certs., Series 1991, Class A 6.55% due 02/02/19	116,896	118,941

Delta Air Lines, Inc. Pass Through Certs. Class A-2 7.57% due 11/18/10	50,000	51,886
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	12,017	12,137
		457,276
Applications Software — 0.2%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	150,000	168,000
Auto-Cars/Light Trucks — 0.9%
Ford Motor Co. Debentures 6.38% due 02/01/29	575,000	424,062
Ford Motor Co. Notes 7.45% due 07/16/31	265,000	211,669
General Motors Corp. Debentures 8.25% due 07/15/23	300,000	273,375
General Motors Corp. Senior Bonds 8.38% due 07/15/33	15,000	13,688
		922,794
Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Company Guar. Notes 8.75% due 12/01/16	60,000	57,150
Visteon Corp. Senior Notes 8.25% due 08/01/10	60,000	59,550
		116,700
Beverages-Non-alcoholic — 0.1%
Cott Beverages, Inc. Company Guar. Notes 8.00% due 12/15/11	50,000	50,500
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Senior Notes 7.25% due 05/15/17*	85,000	82,875
Broadcast Services/Program — 0.3%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	166,000	176,790
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	80,000	79,200
		255,990
Building & Construction Products-Misc. — 0.6%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	190,000	198,550
Dayton Superior Corp. Senior Sec. Notes 10.75% due 09/15/08	210,000	214,725
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	135,000	136,012
NTK Holdings, Inc. Senior Notes 10.75% due 03/01/14	100,000	72,500
		621,787
Building Products-Wood — 0.1%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15	112,000	101,360
Cable TV — 1.7%
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/12	135,000	133,313
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	356,000	370,685
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	210,000	219,187
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	577,000	617,390
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes
8.75% due 11/15/13	185,000	188,237
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	140,000	138,950
Insight Communications Co., Inc. Senior Disc. Notes 12.25% due 02/15/11(5)	65,000	67,925
		1,735,687
Casino Hotels — 0.9%
Circus & Eldorado Joint Venture Mtg. Notes 10.13% due 03/01/12	150,000	156,937
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(6)(13)	156,000	157,950
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	245,000	221,725
Seminole Hard Rock Entertainment, Inc. Sec. Notes 7.86% due 03/15/14*(1)	40,000	40,300
Station Casinos, Inc. Senior Sub. Notes 6.63% due 03/15/18	15,000	12,900
Station Casinos, Inc. Senior Sub. Notes 6.88% due 03/01/16	145,000	127,962

Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 12/15/10*	55,000	55,963
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	130,000	132,275
		906,012
Cellular Telecom — 0.8%
American Cellular Corp. Senior Notes 10.00% due 08/01/11	29,000	30,378
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	118,000	126,555
Centennial Communications Corp. Senior Notes 11.10% due 01/01/13(1)	60,000	62,700
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	35,000	36,137
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	140,000	144,900
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	145,000	149,712
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14*	100,000	103,250
Rural Cellular Corp. Senior Sub. Notes 8.36% due 06/01/13*(1)	135,000	134,325
Rural Cellular Corp. Senior Notes 11.11% due 11/01/12(1)	25,000	25,750
		813,707
Chemicals-Diversified — 0.4%
Equistar Chemicals LP Senior Notes 10.63% due 05/01/11	57,000	59,993
Lyondell Chemical Co. Company Guar. Notes 6.88% due 06/15/17	125,000	120,625
Lyondell Chemical Co. Company Guar. Notes 8.00% due 09/15/14	180,000	184,950
		365,568
Chemicals-Specialty — 1.0%
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	185,000	198,181
JohnsonDiversey, Inc. Company Guar. Notes 9.63% due 05/15/12	100,000	104,375
MacDermid, Inc. Senior Notes 9.50% due 04/15/17*	85,000	85,425
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	365,000	368,650
Rockwood Specialties Group, Inc. Senior Sub. Notes 7.50% due 11/15/14	50,000	50,250
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	260,000	271,050
		1,077,931
Commercial Services — 0.0%
DI Finance/DynCorp International Senior Sub. Notes 9.50% due 02/15/13	26,000	27,658
Computer Services — 0.1%
Compucom Systems, Inc. Senior Notes 12.00% due 11/01/14*	55,000	59,125
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	65,000	66,544
		125,669
Computers-Integrated Systems — 0.0%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	25,000	24,563
Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.63% due 06/15/13	25,000	25,313
Consumer Products-Misc. — 0.3%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	89,000	89,668
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	50,000	51,250
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	5,000	5,200
Visant Holding Corp. Senior Disc. Notes 10.25% due 12/01/13(5)	179,000	164,232
		310,350
Containers-Metal/Glass — 0.5%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	100,000	92,000
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	170,000	164,050

Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	230,000	238,050
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.88% due 02/15/09	17,000	17,297
		511,397
Containers-Paper/Plastic — 0.6%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	100,000	99,250
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	226,000	221,480
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	255,000	247,350
		568,080
Cosmetics & Toiletries — 0.1%
Revlon Consumer Products Corp. Senior Sub. Notes 8.63% due 02/01/08	105,000	103,425
Revlon Consumer Products Corp. Senior Notes 9.50% due 04/01/11	25,000	23,813
		127,238
Direct Marketing — 0.2%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	175,000	186,375
Distribution/Wholesale — 0.2%
Varietal Distribution, Inc. Senior Notes 10.25% due 07/15/15*	225,000	224,438
Diversified Manufacturing Operations — 0.3%
Clarke American Corp. Senior Notes 9.50% due 05/15/15*	100,000	96,000
Clarke American Corp. Senior Notes 10.11% due 05/15/15*(1)	70,000	67,550
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14	105,000	109,200
		272,750
Electric-Generation — 0.5%
Edison Mission Energy Senior Notes 7.20% due 05/15/19*	75,000	70,500
Edison Mission Energy Senior Notes 7.50% due 06/15/13	50,000	49,500
Edison Mission Energy Senior Notes 7.63% due 05/15/27*	160,000	151,200
Edison Mission Energy Senior Notes 7.75% due 06/15/16	30,000	29,850
The AES Corp. Sec. Notes 8.75% due 05/15/13*	190,000	200,450
The AES Corp. Senior Notes 8.88% due 02/15/11	5,000	5,269
		506,769
Electric-Integrated — 0.5%
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	440,000	454,300
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	80,000	83,600
Southern Energy, Inc. Notes 7.90% due 07/15/09*(4)(13)(14)	175,000	0
		537,900
Electronic Components-Semiconductors — 0.7%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	119,000	112,157
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	195,000	200,850
Freescale Semiconductor, Inc.
Senior Notes 9.13% due 12/15/14*	180,000	169,200
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16*	205,000	192,700
Spansion, Inc. Senior Notes 11.25% due 01/15/16*	45,000	46,350
		721,257
Electronics-Military — 0.2%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	125,000	118,125
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	75,000	70,875
		189,000
Energy-Alternate Sources — 0.2%
Aventine Renewable Energy Holdings, Inc. Senior Notes 10.00% due 04/01/17*	90,000	88,200
VeraSun Energy Corp. Senior Notes 9.38% due 06/01/17*	55,000	51,150

VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12	55,000	57,750
		197,100
Finance-Auto Loans — 2.6%
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	1,505,000	1,493,947
General Motors Acceptance Corp. Senior Notes 6.00% due 12/15/11	15,000	14,261
General Motors Acceptance Corp. Notes 6.75% due 12/01/14	525,000	502,769
General Motors Acceptance Corp. Notes 6.88% due 09/15/11	400,000	393,462
General Motors Acceptance Corp. Notes 6.88% due 08/28/12	210,000	205,238
General Motors Acceptance Corp. Notes 7.56% due 12/01/14(1)	100,000	101,009
		2,710,686
Food-Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	85,000	85,000
Food-Misc. — 0.1%
Del Monte Corp. Company Guar. Notes 6.75% due 02/15/15	70,000	66,675
Wornick Co. Sec. Notes 10.88% due 07/15/11	100,000	85,500
		152,175
Funeral Services & Related Items — 0.3%
Service Corp. International Senior Notes 6.75% due 04/01/16	100,000	94,750
Service Corp. International Senior Notes 7.00% due 06/15/17	90,000	85,725
Service Corp. International Senior Notes 7.38% due 10/01/14	55,000	55,275
Stewart Enterprises, Inc. Senior Notes 6.25% due 02/15/13	80,000	77,000
		312,750
Gambling (Non-Hotel) — 0.4%
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*	265,000	280,900
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	100,000	103,875
Shingle Springs Tribal Gaming Authority Senior Notes 9.38% due 06/15/15*	50,000	50,437
		435,212
Golf — 0.0%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	55,000	48,125
Home Furnishings — 0.2%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(5)	215,000	180,600
Hotel/Motel — 0.1%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	85,000	83,513
Human Resources — 0.0%
TeamHealth, Inc. Company Guar. Notes 11.25% due 12/01/13	45,000	48,713
Independent Power Producers — 1.5%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(7)	794,000	857,520
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	380,000	380,950
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	75,000	75,375
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	15,000	16,950
Reliant Energy, Inc Senior Notes 7.88% due 12/31/17	145,000	141,012
Reliant Energy, Inc. Senior Notes 7.63% due 12/31/14	90,000	87,750
		1,559,557
Insurance Brokers — 0.1%
USI Holdings Corp. Senior Notes 9.23% due 11/15/14*(1)	75,000	74,625
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	55,000	54,725
		129,350
Leisure Products — 0.0%
K2, Inc. Company Guar. Senior Notes 7.38% due 07/01/14	25,000	26,313

Machinery-Farming — 0.2%
Case Corp. Notes 7.25% due 01/15/16	55,000	55,825
Case New Holland, Inc. Senior Notes 6.00% due 06/01/09	100,000	99,500
		155,325
Machinery-General Industrial — 0.1%
Stewart & Stevenson LLC Senior Notes 10.00% due 07/15/14*	50,000	52,250
Medical Information Systems — 0.1%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	135,000	137,025
Medical Products — 0.3%
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp. Company Guar. Notes 11.75% due 11/15/14	130,000	133,900
Universal Hospital Services, Inc. Sec. Bonds 8.50% due 06/01/15*	75,000	74,250
Universal Hospital Services, Inc. Senior Notes 8.76% due 06/01/15*(1)	65,000	65,000
		273,150
Medical-Biomedical/Gene — 0.0%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	18,000	16,920
Medical-Generic Drugs — 0.0%
Mylan Labs, Inc. Company Guar. Notes 6.38% due 08/15/15	35,000	36,050
Medical-HMO — 0.2%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	215,000	228,975
Medical-Hospitals — 1.9%
Community Health Systems, Inc. Senior Sec. Notes 6.50% due 12/15/12	121,000	126,290
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15*	600,000	608,250
HCA, Inc. Senior Notes 6.25% due 02/15/13	210,000	189,525
HCA, Inc. Sec Notes. 9.13% due 11/15/14*	185,000	194,481
HCA, Inc. Sec. Notes 9.25% due 11/15/16*	600,000	639,000
HCA, Inc. Sec Notes. 9.63% due 11/15/16*	165,000	177,375
		1,934,921
Medical-Nursing Homes — 0.2%
Genesis HealthCare Corp. Senior Notes 8.00% due 10/15/13	50,000	53,370
Sun Healthcare Group, Inc. Senior Sub. Notes 9.13% due 04/15/15*	125,000	130,000
		183,370
Metal Processors & Fabrication — 0.1%
Metals USA, Inc. Sec. Notes 11.13% due 12/01/15	80,000	87,200
Metal-Diversified — 0.8%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	45,000	47,475
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	505,000	539,087
Noranda Aluminium Acquisition Corp. Senior Notes 9.36% due 05/15/15*	115,000	110,975
Noranda Aluminium Holding Corp. Senior Notes 11.15% due 11/15/14*	95,000	93,338
		790,875
Non-Hazardous Waste Disposal — 0.3%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	280,000	270,900
Oil Companies-Exploration & Production — 2.7%
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	25,000	25,625
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14*	25,000	25,313
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	80,000	79,400
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	215,000	210,162
Chesapeake Energy Corp Company Guar. Notes 6.88% due 11/15/20	25,000	23,938

Chesapeake Energy Corp. Senior Notes 6.25% due 01/15/18	150,000	140,062
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	355,000	341,687
Dune Energy, Inc. Sec. Notes 10.50% due 06/01/12*	75,000	73,313
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	105,000	92,662
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14*	75,000	74,438
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	15,000	14,925
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	200,000	194,000
Pemex Project Funding Master Trust Company Guar. 6.63% due 06/15/35	1,070,000	1,086,050
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	25,000	24,125
Sabine Pass LNG LP Sec. Notes. 7.25% due 11/30/13*	105,000	104,212
Sabine Pass LNG LP Sec. Notes. 7.50% due 11/30/16*	185,000	184,075
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	55,000	52,525
		2,746,512
Oil-Field Services — 0.2%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	25,000	25,438
Hanover Compressor Co. Company Guar. Senior Sec. Notes 8.63% due 12/15/10	125,000	128,906
		154,344
Paper & Related Products — 0.4%
Bowater, Inc. Notes 6.50% due 06/15/13	120,000	104,250
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	170,000	161,500
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	55,000	52,938
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	50,000	48,000
		366,688
Physical Therapy/Rehabilation Centers — 0.0%
Psychiatric Solutions, Inc. Senior Sub. Notes 7.75% due 07/15/15*	40,000	39,550
Pipelines — 1.7%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	120,000	119,700
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	140,000	142,100
Dynegy Holdings, Inc. Senior Notes 7.75% due 06/01/19*	75,000	69,750
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	165,000	169,950
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	60,000	62,100
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	175,000	174,125
El Paso Natural Gas Co.
Debentures 8.63% due 01/15/22	165,000	193,136
MarkWest Energy Partners LP Senior Notes 6.88% due 11/01/14	135,000	127,575
MarkWest Energy Partners LP Company Guar. Notes 8.50% due 07/15/16	55,000	55,963
NGC Corp Capital Trust Guar. Bonds 8.32% due 06/01/27	245,000	224,788
Tennessee Gas Pipeline Co. Debentures 7.00% due 10/15/28	110,000	113,280
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	295,000	317,125
		1,769,592
Poultry — 0.1%
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	80,000	79,200
Printing-Commercial — 0.1%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15*	140,000	135,100

Publishing-Books — 0.1%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	75,000	72,750
Publishing-Newspapers — 0.0%
Medianews Group, Inc. Senior Sub. Notes 6.88% due 10/01/13	25,000	21,500
Publishing-Periodicals — 0.2%
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	235,000	219,725
Real Estate Investment Trusts — 0.1%
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	80,000	79,600
Recycling — 0.3%
Aleris International, Inc. Senior Notes 9.00% due 12/15/14*	185,000	186,619
Aleris International, Inc. Senior Sub. Notes 10.00% due 12/15/16*	135,000	136,350
		322,969
Rental Auto/Equipment — 0.4%
H&E Equipment Services, Inc. Company Guar. Notes 8.38% due 07/15/16	80,000	84,000
Neff Corp. Senior Notes 10.00% due 06/01/15*	50,000	49,875
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	265,000	265,331
		399,206
Research & Development — 0.2%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	150,000	154,875
Retail-Discount — 0.2%
Dollar General Corp. Senior Notes 10.63% due 07/15/15*	250,000	241,250
Retail-Drug Store — 0.4%
General Nutrition Centers, Inc. Senior Notes 9.80% due 03/15/14*	55,000	53,075
Rite Aid Corp. Company Guar. Notes 9.50% due 06/15/17*	375,000	359,962
		413,037
Retail-Major Department Stores — 0.1%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	75,000	81,938
Retail-Petroleum Products — 0.1%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	160,000	151,600
Retail-Regional Department Stores — 0.1%
Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15	55,000	58,850
Retail-Restaurants — 0.1%
Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	60,000	61,500
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	65,000	63,050
		124,550
Rubber-Tires — 0.1%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	80,000	74,600
Soap & Cleaning Preparation — 0.0%
JohnsonDiversey Holdings, Inc. Disc. Notes 10.67% due 05/15/13(5)	25,000	25,875
Special Purpose Entities — 1.1%
AAC Group Holding Corp.
Senior Disc. Notes 10.25% due 10/01/12(5)	35,000	31,500
CCM Merger, Inc. Notes 8.00% due 08/01/13*	80,000	79,600
CHR Intermediate Holding Corp. Senior Notes 12.61% due 06/01/13*	25,000	24,906
Chukchansi Economic Development Authority Senior Notes 8.86% due 11/15/12*(1)	25,000	25,438
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	106,000	111,035
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*	60,000	62,700
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14*	75,000	73,500
KAR Holdings, Inc. Senior Notes 9.36% due 05/01/14*(1)	105,000	104,737

Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	90,000	89,100
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	92,000	98,670
MXEnergy Holdings, Inc. Senior Notes 12.90% due 08/01/11*(1)	80,000	83,600
PNA Intermediate Holding Corp. Senior Notes 12.36% due 02/15/13*(1)	30,000	30,300
Seitel Acquisition Corp. Senior Notes 9.75% due 02/15/14*	85,000	84,150
Snoqualmie Entertainment Authority Sec. Notes 9.15% due 02/01/14*(1)	20,000	20,200
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	105,000	107,625
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	25,000	24,625
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	95,000	94,525
		1,146,211
Steel-Producers — 0.2%
Chaparral Steel Co. Company Guar. Notes 10.00% due 07/15/13	105,000	114,581
Steel Dynamics, Inc. Senior Notes 6.75% due 04/01/15*	125,000	122,500
		237,081
Steel-Specialty — 0.0%
Tube City IMS Corp. Senior Sub. Notes 9.75% due 02/01/15*	45,000	46,125
Storage/Warehousing — 0.3%
Mobile Mini, Inc. Senior Notes 6.88% due 05/01/15*	85,000	82,450
Mobile Services Group, Inc. Senior Notes 9.75% due 08/01/14*	180,000	191,700
		274,150
Telecom Services — 0.5%
Insight Midwest LP Senior Notes 9.75% due 10/01/09	13,000	13,098
MasTec, Inc. Senior Notes 7.63% due 02/01/17*	50,000	50,125
PAETEC Holding Corp. Senior Notes 9.50% due 07/15/15*	170,000	172,762
Qwest Corp. Senior Notes 7.50% due 10/01/14	240,000	246,000
		481,985
Telephone-Integrated — 1.0%
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	190,000	191,900
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	105,000	99,225
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	251,000	258,530
Level 3 Financing, Inc. Senior Notes 8.75% due 02/15/17*	80,000	79,100
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	25,000	25,250
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	370,000	374,625
		1,028,630
Television — 0.7%
Allbritton Communications Co.
Senior Sub. Notes 7.75% due 12/15/12	145,000	145,725
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*	40,000	39,000
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	155,000	151,512
Paxson Communication Corp. Sec. Senior Notes 11.61% due 01/15/13*(1)	200,000	207,000
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	110,000	103,950
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	55,000	54,725
		701,912
Theaters — 0.5%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	300,000	294,000
Cinemark, Inc. Senior Disc. Notes 9.75% due 03/15/14(5)	295,000	268,450
		562,450

Transactional Software — 0.2%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	160,000	161,600
Transport-Air Freight — 0.7%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	311,064	321,951
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	157,354	167,385
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20*	157,354	167,385
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	78,870	93,856
		750,577
Transport-Services — 0.1%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17*	40,000	40,100
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	45,000	42,975
		83,075
Transport-Truck — 0.1%
Saint Acquisition Corp. Sec. Notes 12.50% due 05/15/17*	45,000	42,525
Saint Acquisition Corp. Sec. Senior Notes 13.11% due 05/15/15*(1)	50,000	47,125
		89,650
Travel Services — 0.2%
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	185,000	196,100
Travelport LLC Company Guar. Notes 9.99% due 09/01/14(1)	25,000	25,688
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	20,000	22,100
		243,888
Wire & Cable Products — 0.0%
Belden, Inc. Senior Sub. Notes 7.00% due 03/15/17*	50,000	49,250
Total Corporate Bonds & Notes (cost $36,406,969)		36,456,356
FOREIGN CORPORATE BONDS & NOTES — 7.5%
Banks-Commercial — 0.7%
ATF Capital BV Bonds 9.25% due 02/21/14*	100,000	106,500
Banco Mercantil del Norte SA Sub. Bonds 6.14% due 10/13/16*(1)	50,000	49,929
HSBK Europe BV Bank Guar. Notes 7.25% due 05/03/17*	100,000	97,230
Russian Agricultural Bank Bonds 6.30% due 05/15/17*	306,000	299,513
Russian Agricultural Bank Notes 7.18% due 05/16/13*	100,000	104,150
TuranAlem Finance BV Company Guar. Notes 8.25% due 01/22/37*	100,000	96,250
		753,572
Building & Construction-Misc. — 0.0%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	15,000	15,150
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15	23,000	20,815
Cellular Telecom — 0.2%
True Move Co., Ltd. Company Guar. Bonds 10.75% due 12/16/13*	210,000	222,600
Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	105,000	100,800
Diversified Financial Services — 0.2%
TNK-BP Finance SA Company Guar. Bonds 7.50% due 07/18/16*	210,000	216,510
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	120,000	124,200
Diversified Minerals — 0.8%
Vale Overseas, Ltd. Company Guar. Notes 6.88% due 11/21/36	793,000	797,112
Electronic Components-Misc. — 0.1%
NXP BV / NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	100,000	98,500
Electronic Components-Semiconductors — 0.1%
Avago Technologies Finance Company Guar. Notes 10.38% due 12/01/13	85,000	90,525

STATS ChipPAC, Ltd. Company Guar. Notes 6.75% due 11/15/11	50,000		50,375
			140,900
Food-Meat Products — 0.2%
JBS SA Company Guar. Notes 9.38% due 02/07/11	100,000		103,500
JBS SA Senior Notes 10.50% due 08/04/16*	75,000		82,125
			185,625
Housewares — 0.3%
Vitro SA de CV Senior Notes 9.13% due 02/01/17*	325,000		333,125
Investment Companies — 0.1%
Algoma Acquisition Corp. Senior Notes 9.88% due 06/15/15*	100,000		99,500
Medical-Drugs — 0.5%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	65,000		61,262
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 9.11% due 12/01/13(1)	115,000		118,450
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	175,000		175,219
Elan Finance PLC Company Guar. Notes 8.88% due 12/01/13	85,000		88,825
Elan Finance PLC Company Guar. Notes 9.36% due 11/15/11(1)	60,000		60,300
			504,056
Metal-Diversified — 0.2%
Vale Overseas, Ltd. 8.25% due 01/17/34	158,000		184,813
Music — 0.0%
Corporacion Interamericana de Entetenimiento SA de CV Senior Notes 8.88% due 06/14/15*	40,000		41,800
Oil Companies-Exploration & Production — 1.6%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	165,000		162,938
Gaz Capital for Gazprom Notes 6.21% due 11/22/16*	50,000		48,700
OAO Gazprom Bonds 6.95% due 08/06/09	RUB	5,670,000	219,831
OAO Gazprom Bonds 7.00% due 10/27/11	RUB	5,390,000	207,384
OAO Gazprom Bonds 6.79% due 10/27/11	RUB	16,160,000	622,626
OPTI Canada, Inc. Secured Notes 7.88% due 12/15/14*	175,000		175,000
OPTI Canada, Inc. Company Guar. Notes 8.25% due 12/15/14*	80,000		81,200
Paramount Resources, Ltd. Senior Notes 8.50% due 01/31/13	110,000		112,750
			1,630,429
Oil Companies-Integrated — 0.3%
Petrozuata Finance, Inc. 8.22% due 04/01/17*	310,000		310,000
Paper & Related Products — 0.2%
Abitibi-Consolidated, Inc. Notes 5.25% due 06/20/08	20,000		19,600
Abitibi-Consolidated, Inc. Notes 6.00% due 06/20/13	80,000		66,200
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	115,000		109,825
Bowater Canada Finance Corp. Company Guar. Notes 7.95% due 11/15/11	5,000		4,706
			200,331
Printing-Commercial — 0.1%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*	85,000		83,725
Satellite Telecom — 0.7%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.87% due 01/15/15(1)	80,000		81,700
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16	180,000		201,600
Intelsat Intermediate Holding Co., Ltd. Senior Disc. Notes 9.25% due 02/01/15(5)	300,000		246,750
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	210,000		168,525
Intelsat, Ltd. Senior Notes 7.63% due 04/15/12	65,000		58,013
			756,588
Semiconductor Equipment — 0.1%
MagnaChip Semiconductor SA Sec. Notes 6.88% due 12/15/11	25,000		21,125

MagnaChip Semiconductor SA Sec. Notes 8.61% due 12/15/11(1)		25,000	22,375
			43,500
Special Purpose Entities — 0.2%
Bluewater Finance, Ltd. Company Guar. Notes 10.25% due 02/15/12		86,000	89,655
Hellas Telecommunications Luxembourg II Sub. Notes 11.11% due 01/15/15*(1)		150,000	154,500
			244,155
Telecom Services — 0.5%
Axtel SA Senior Notes 7.63% due 02/01/17*		50,000	49,500
Axtel SA Company Guar. Senior Notes 11.00% due 12/15/13		40,000	44,000
Globo Comunicacoes E Participacoes SA Bonds 7.25% due 04/26/22*		100,000	96,777
Telenet Group Holdings NV Disc. Notes 11.50% due 06/15/14*(5)		177,000	167,265
UBS (Vimpelcom) Notes 8.25% due 05/23/16		100,000	104,375
			461,917
Transport-Marine — 0.1%
Navios Maritime Holdings, Inc. Senior Notes 9.50% due 12/15/14*		75,000	79,500
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14		55,000	55,825
			135,325
Transport-Rail — 0.1%
Grupo Transportacion Ferroviaria Mexicana SA de CV Senior Notes 9.38% due 05/01/12		30,000	32,100
Kansas City Southern de Mexico SA de CV Senior Notes 7.38% due 03/01/14*		25,000	24,813
			56,913
Total Foreign Corporate Bonds & Notes (cost $7,736,079)			7,761,961
FOREIGN GOVERNMENT AGENCIES — 9.1%
Sovereign — 9.1%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/45	BRL	331,000	281,674
Brazil Nota do Tesouro Nacional Notes 10.00% due 07/01/10	BRL	1,778,000	906,280
Federal Republic of Brazil Notes 8.00% due 01/15/15		205,000	225,295
Federal Republic of Brazil Bonds 8.25% due 01/20/34		275,000	337,700
Federal Republic of Brazil Notes 8.75% due 02/04/25		70,000	86,625
Federal Republic of Brazil Notes 11.00% due 08/17/40		190,000	249,185
Republic of Indonesia Bonds 9.75% due 05/15/37	IDR	990,000,000	109,760
Republic of Indonesia Bonds 10.25% due 07/15/22	IDR	1,309,000,000	152,535
Republic of Indonesia Bonds 10.25% due 07/15/27	IDR	851,000,000	98,687
Republic of Indonesia Bonds 11.00% due 09/15/25	IDR	455,000,000	56,009
Republic of Argentina Notes 5.25% due 12/31/38(5)		40,000	16,500
Republic of Argentina Notes 5.83% due 12/31/33	ARS	404,337	182,684
Republic of Argentina Bonds 7.00% due 09/12/13		206,000	195,700
Republic of Argentina Bonds 8.13% due 04/21/08(8)	EUR	205,000	93,919
Republic of Argentina Notes 9.25% due 07/20/04(9)	EUR	125,000	56,710
Republic of Argentina Bonds 11.25% due 04/10/06(9)	DEM	275,000	67,272
Republic of Colombia Bonds 7.38% due 09/18/37		432,000	479,520
Republic of Colombia Bonds 10.38% due 01/28/33		8,000	11,800

Republic of Ecuador Bonds 10.00% due 08/15/30(5)	300,000	246,000
Republic of Ecuador Bonds 12.00% due 11/15/12	16,320	15,341
Republic of Panama Bonds 6.70% due 01/26/36	27,000	27,540
Republic of Panama Bonds 9.38% due 04/01/29	125,000	165,625
Republic of Peru Notes 7.35% due 07/21/25	85,000	94,605
Republic of Turkey Notes 6.88% due 03/17/36	772,000	730,505
Republic of Turkey Notes 7.00% due 06/05/20	100,000	100,250
Republic of Turkey Notes 7.38% due 02/05/25	320,000	327,600
Republic of Turkey Senior Notes 11.88% due 01/15/30	225,000	344,812
Republic of Venezuela Bonds 5.75% due 02/26/16	630,000	529,200
Republic of Venezuela Bonds 7.65% due 04/21/25	100,000	91,500
Republic of Venezuela Notes 8.50% due 10/08/14	113,000	114,413
Republic of Venezuela Bonds 9.38% due 01/13/34	308,000	321,090
Republic of Venezuela Notes 10.75% due 09/19/13	45,000	49,973
Russian Federation Bonds 7.50% due 03/31/30(5)	803,960	885,562
Russian Federation Notes 12.75% due 06/24/28	135,000	237,866
United Mexican States Notes 6.75% due 09/27/34	945,000	1,007,842
United Mexican States Bonds 11.38% due 09/15/16	325,000	450,450

Total Foreign Government Agencies (cost $9,332,442)		9,348,029
LOANS — 0.1%
Diversified Financial Services — 0.1%
Wind Acquisition Holdings Finance 12.61% due 12/21/11(4)(13)(15)(16) (cost $103,750)	100,000	102,875
U.S. GOVERNMENT AGENCIES — 30.0%
Federal Home Loan Mtg. Corp. — 8.9%
4.50% due 11/01/19	342,488	325,915
5.00% due 06/01/19	69,124	66,975
5.00% due 09/01/19	176,691	171,198
5.00% due 08/01/20	699,353	676,348
5.00% due 07/01/35	212,534	199,742
5.00% due 07/01/35	88,486	83,161
5.00% due July TBA	1,550,000	1,452,641
5.50% due 07/01/35	246,996	238,779
5.50% due 09/01/35	504,394	487,613
5.50% due July TBA	2,200,000	2,121,625
6.00% due 01/01/34	321,676	319,811
6.00% due 08/01/35	404,916	401,906
6.00% due July TBA	500,000	495,313
6.00% due August TBA	500,000	494,844
6.50% due August TBA	1,405,000	1,417,732
Federal Home Loan Mtg. Corp.
REMIC Series 2942, Class TF
5.67% due 03/15/35(1)	189,870	189,692
		9,143,295
Federal National Mtg. Assoc. — 21.0%
4.36% due 02/01/34(1)	51,238	50,683
4.50% due 06/01/19	753,161	716,574
4.60% due 12/01/34(1)	102,803	101,604
5.00% due 01/01/20	75,468	73,120
5.00% due 04/01/20	37,266	36,040
5.00% due 06/01/34	695,320	654,249
5.00% due 04/01/35	712,180	669,125
5.00% due 08/01/35	288,304	270,875
5.00% due 09/01/35	623,423	585,733
5.00% due July TBA	1,063,353	751,522
5.00% due July TBA	2,125,000	1,990,859
5.50% due 09/01/19	62,165	61,462
5.50% due 02/01/35	597,758	577,991
5.50% due 03/01/35	483,786	467,788
5.50% due 06/01/35	135,102	130,634
5.50% due 07/01/35	294,873	285,122
5.50% due 08/01/35	448,140	433,882
5.50% due 09/01/35	250,428	242,147
5.50% due 11/01/35	1,816,792	1,756,714
5.50% due 02/01/36	454,197	438,281
5.50% due 03/01/36	265,929	257,135
5.50% due July TBA	100,000	98,500
5.50% due July TBA	2,900,000	2,796,688
6.00% due 09/01/32	83,526	83,257
6.00% due 10/01/34	347,586	345,036

6.00% due 08/01/35		471,294	467,756
6.00% due 11/01/35		164,779	163,300
6.00% due 01/01/36		421,191	417,408
6.00% due 03/01/36		291,946	288,985
6.00% due 05/01/36		297,608	294,589
6.00% due August TBA		3,400,000	3,362,811
6.50% due 10/20/34		100,104	102,010
6.50% due August TBA		920,000	928,625
7.50% due 02/01/30		203,166	212,214
Fedeal National Mtg. Assoc.
REMIC Series 2005-58, Class FC
5.57% due 07/25/35(1)(2)		742,515	741,880
Fedeal National Mtg. Assoc.
REMIC Series 2007-1, Class NF
5.57% due 02/25/37(1)(2)		787,602	787,042
			21,641,641
Government National Mtg. Assoc. — 0.1%
Government National Mtg. Assoc. 6.00% due 02/20/35		120,994	120,416
Total U.S. Government Agencies (cost $31,266,868)			30,905,352
COMMON STOCK — 0.2%
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc.†		8	14
Oil-Field Services — 0.2%
Trico Marine Services, Inc.†		6,481	264,943
Total Common Stock (cost $170,395)			264,957
PREFERRED STOCK — 0.4%
Oil Companies-Exploration & Production — 0.4%
EXCO Resources, Inc. Convertible 7.00%, Series A-1(4)(14)		6	69,000
EXCO Resources, Inc. Convertible 11.00%, Series A-2(4)(14)		24	276,000
Transmeridian Exploration, Inc. 15.00%(14)		571	48,535
Total Preferred Stock (cost $355,036)			393,535
Total Long-Term Investment Securities (cost $104,077,120)			103,681,690
SHORT-TERM INVESTMENT SECURITIES — 14.6%
Foreign Government Agencies — 1.3%
Bank Negara Malaysia Monetary Notes
3.18% due 08/09/07	MYR	690,000	199,069
Bank Negara Malaysia Monetary Notes
3.19% due 07/12/07	MYR	739,000	213,781
Bank Negara Malaysia Monetary Notes
3.32% due 08/09/07(14)	MYR	674,000	194,479
Egyptian Treasury Bill
8.37% due 10/30/07	EGP	3,875,000	665,540
Egyptian Treasury Bill
8.90% due 10/30/07	EGP	550,000	94,464
			1,367,333
Time Deposit — 7.0%
Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 07/02/07		7,162,000	7,162,000
U.S. Government Agencies — 6.3%
Federal Home Loan Mtg. Corp. Discount Notes
5.17% due 07/25/07		6,500,000	6,477,618
U.S. Government Treasuries — 0.0%
United States Treasury Bills 4.77% due 08/23/07(10)		20,000	19,860
Total Short-Term Investment Securities (cost $15,021,269)			15,026,811

TOTAL INVESTMENTS (cost $119,098,282) (12)		115.2%	118,708,501
Liabilities in excess of other assets		(15.2)	(15,632,738)
NET ASSETS		100.0%	$103,075,763

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2007, the aggregate value of these securities was $15,842,893 representing 15.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2007.

(2)	Commercial Mortgage Backed Security

(3)	Variable Rate Security - the rate reflected is as of June 30, 2007, maturity date reflects the stated maturity date.

(4)

To the extent permitted by the Statement of Additional Information, the Strategic Fixed Income Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2007, the Strategic Fixed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets

EXCO Resources, Inc. 7.00%
Series A-1 Preferred Stock	03/29/2007	6	$60,000	$69,000	$11,500	0.07%
EXCO Resources, Inc. 11.00%
Series A-2 Preferred Stock	03/29/2007	24	240,000	276,000	11,500	0.27%
ICO North America, Inc.
7.50% due 08/15/09	08/11/2005	25,000	25,000	26,000	104	0.03%
Southern Energy, Inc.
7.90% due 07/15/09	01/10/2005	175,000	0	0	0	0.00%
Wind Acquisition Holdings Finance
12.61% due 12/21/11 Loan Agreement	06/21/2007	100,000	103,750	102,875	104	0.10%
				$473,875		0.47%

(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(6)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(7)	Company has filed for Chapter 11 bankruptcy protection.
(8)	Bond in default
(9)	Bond is in default and did not pay principal at maturity.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Denominated in United States dollars unless otherwise indicated.
(12)	See Note 4 for cost of investments on a tax basis.
(13)	Illiquid security
(14)	Fair valued security; see Note 1
(15)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(16)

Senior Loans in the Fund's Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

ADR	— American Depository Receipt
ARS	— Argentine Peso
BRL	— Brazilian Real
DEM	— German Mark
EGP	— Egyptian Pound
EUR	— Euro Dollar
IDR	— Indonesia Rupiah
MYR	— Malaysian Ringgit
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Rubel
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

OPEN FUTURES CONTRACTS

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2007	Unrealized Appreciation (Depreciation)
3 Short	U.S. Treasury 20 Year Bond	September 2007	$327,804	$323,250	$4,554
9 Short	U.S. Treasury 10 Year Note	September 2007	960,115	951,328	$8,787
7 Long	U.S. Treasury 5 Year Note	September 2007	735,164	728,547	(6,617)
					$6,724

See Notes to Portfolio of Investments

SEASONS SERIES TRUST CASH MANAGEMENT PORTFOLIO

Portfolio of Investments — June 30, 2007
(unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES — 100.8%
Asset-Backed Commercial Paper — 67.5%
Amstel Funding Corp. 5.18% due 11/19/07*	$2,500,000	$2,448,825
Axon Financial Funding LLC 5.19% due 10/18/07*	4,500,000	4,429,260
Carrear Capital Finance, Ltd. 5.45% due 07/02/07*	3,573,000	3,572,459
Citibank Credit Card Issuance Trust 5.26% due 09/12/07*	4,500,000	4,452,345
Citius I Funding, Ltd. 5.25% due 08/16/07*	4,000,000	3,973,167
Concord Minutemen 5.30% due 07/09/07*	2,500,000	2,497,056
Greyhawk Funding LLC 5.28% due 09/27/07*	3,250,000	3,208,367
Kestrel Funding LLC 5.25% due 07/19/07*	4,000,000	3,989,500
KKR PAC Funding Trust 5.31% due 07/02/07*	3,000,000	2,999,557
Lake Constance Fdg LLC 5.26% due 09/12/07*	1,000,000	989,410
Monument Gardens Funding LLC 5.43% due 07/02/07*	3,500,000	3,499,472
New Center Asset Trust 5.21% due 08/17/07	2,000,000	1,986,396
North Sea Funding LLC 5.25% due 08/06/07*	2,000,000	1,989,510
Ormond Quay Funding LLC 5.30% due 07/24/07*	4,000,000	3,986,456
Ottimo Funding, Ltd. 5.29% due 08/06/07*(3)(4)	2,500,000	2,486,775
Rhineland Funding Capital 5.29% due 09/06/07*	4,000,000	3,960,560
Sachsen Funding I, Ltd. 5.30% due 07/19/07*	4,000,000	3,989,400
Sandlot Funding LLC 5.27% due 08/06/07*	1,500,000	1,492,095
Sandlot Funding LLC 5.27% due 08/17/07*	2,500,000	2,482,799
Sandlot Funding LLC 5.28% due 07/13/07*	350,000	349,384
Sunbelt Funding Corp. 5.25% due 08/10/07*	4,500,000	4,473,750
Tulip Funding Corp. 5.29% due 07/05/07*	4,000,000	3,997,649

Total Asset-Backed Commerical Paper (cost $67,254,055)		67,254,192

Certificate of Deposit — 2.4%
Citibank NA 5.32% due 09/07/07 (cost $2,400,000)	2,400,000	2,399,904

Commercial Paper — 7.0%
Countrywide Financial Corp. 5.30% due 08/27/07	3,000,000	2,974,825
Long Island College Hospital 5.40% due 07/02/07	4,000,000	3,999,400

Total Commercial Paper (cost 6,974,225)		6,974,225

Medium Term Notes — 21.9%
Asscher Finance Corp. Notes 5.50% due 07/16/08*	803,000	802,358
Cheyne Finance LLC Notes 5.33% due 10/25/07*(1)	1,000,000	1,000,020
Cheyne Finance PLC Notes 5.32% due 01/25/08*(1)	1,500,000	1,499,925
Cullinan Finance Corp. Notes 5.32% due 03/25/08*	2,000,000	1,999,840
JPMorgan Chase & Co. Senior Notes
5.30% due 04/11/08(1)	4,000,000	3,998,720
Merrill Lynch & Co., Inc. Senior Notes 5.30% due 04/18/08(1)	750,000	749,985
National City Bank Notes
5.32% due 09/18/07(1)	4,500,000	4,499,910
Sedna Finance, Inc. Notes 5.33% due 12/07/07*(1)	1,000,000	999,930
Sigma Finance, Inc. Notes 5.37% due 11/21/07*(1)	500,000	500,015
Sigma Finance, Inc. Company Guar. Notes 5.40% due 07/27/07*(1)	1,500,000	1,500,195
Whistlejacket Capital, Ltd. Notes 5.32% due 11/21/07*(1)	1,000,000	999,990
Whistlejacket Capital, Ltd. Notes 5.32% due 11/28/07*(1)	250,000	249,997
White Pine Finance LLC Notes 5.32% due 08/15/07*(1)	3,000,000	3,000,240

Total Medium Term Notes (cost $21,802,182)		21,801,125

Taxable Municipal Bonds & Notes — 2.0%
Texas State Veterans Housing (LOC - Dexia Credit Local) 5.38% due 08/15/07(2) (cost $2,000,236)	2,000,000	2,000,000

Total Short-Term Investment Securities (cost $100,430,698)		100,429,446

TOTAL INVESTMENTS (cost $100,430,698)(5)	100.8%	100,429,446
Liabilities in excess of other assets	(0.8)	(757,567)

NET ASSETS	100.0%	$99,671,879

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2007, the aggregate value of these securities was $77,820,306 representing 78.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2007.
(2)	Variable Rate Security - the rate reflected is as of June 30, 2007, maturity date reflects next reset date.
(3)	Illiquid Security
(4)

On August 9, 2007, the Secured Liquidity Notes issued by Ottimo Holdings, Ltd. (the “Notes”) went into default. As a result of the default, the Portfolio entered into a forbearance agreement that instructed the collateral agent to not sell the securities underlying the Notes while the Portfolio works with the sponsor (Aladdin Capital Management, LLC) and other Note holders to sell or restructure the debt obligation. The forbearance agreement expires on September 7, 2007.

(5)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt
LOC	— Letter of Credit

See Notes to Portfolio of Investments

Seasons Series Trust

Focus Growth Portfolio

Portfolio of Investments — June 30, 2007
(unaudited)

Security Description	Shares / Principal Amount	Value (Note 1)
COMMON STOCK — 97.1%
Aerospace/Defense — 5.3%
General Dynamics Corp.	50,015	$3,912,173
Lockheed Martin Corp.	28,224	2,656,725
		6,568,898
Agricultural Operations — 4.8%
Bunge, Ltd.	71,330	6,027,385
Cable TV — 7.0%
Comcast Corp. Class A†	308,994	8,688,911
Casino Hotel — 3.1%
Las Vegas Sands Corp.†	50,208	3,835,389
Computer Aided Design — 3.4%
Autodesk, Inc.†	90,800	4,274,864
Computers — 8.4%
Apple Computer, Inc.†	85,844	10,476,402
Disposable Medical Products — 3.4%
C.R. Bard, Inc.	51,100	4,222,393
Distribution/Wholesale — 3.2%
WESCO International, Inc.†	66,700	4,032,015
Diversified Manufacturing Operations — 3.6%
Cooper Industries, Ltd.	77,400	4,418,766
Electric Products-Misc. — 3.3%
AMETEK, Inc.	103,850	4,120,768
Electronic Connectors — 1.6%
Amphenol Corp. Class A	55,800	1,989,270
Finance-Investment Banker/Broker — 4.5%
Merrill Lynch & Co., Inc.	45,800	3,827,964
UBS AG	30,470	1,828,505
		5,656,469
Investment Management/Advisor Services — 0.6%
Fortress Investment Group LLC, Class A	32,900	783,678
Medical Instruments — 4.0%
Intuitive Surgical, Inc.†	35,635	4,945,069
Medical-Biomedical/Gene — 11.2%
Celgene Corp.†	102,928	5,900,862
Genentech, Inc.†	50,322	3,807,363
Genzyme Corp.†	64,800	4,173,120
		13,881,345
Medical-HMO — 4.5%
UnitedHealth Group, Inc.	110,675	5,659,920
Oil-Field Services — 3.8%
Schlumberger, Ltd.	55,057	4,676,542
Retail-Apparel/Shoe — 3.1%
Abercrombie & Fitch Co., Class A	52,395	3,823,787
Retail-Restaurants — 7.3%
Chipotle Mexican Grill, Inc., Class A†	58,405	4,980,778
McDonald’s Corp.	80,496	4,085,977
		9,066,755
Semiconductors Components-Intergrated Circuits — 3.3%
Integrated Device Technology, Inc.†	267,500	4,084,725
Telephone-Integrated — 3.2%
AT&T, Inc.	96,691	4,012,677
Web Portals/ISP — 4.5%
Google, Inc. Class A†	10,780	5,642,036
Total Long-Term Investment Securities
(cost $94,055,824)		120,888,064

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Commercial Paper — 1.3%
Rabobank USA Financial Corp.
5.32% due 07/02/07	$1,600,000	$1,599,763
U.S. Government Agencies — 0.6%
Federal Home Loan Bank Cons.
Disc. Notes
1.59% due 07/02/07	700,000	699,907
Total Short-Term Investment Securities
(cost $2,299,670)		2,299,670
REPURCHASE AGREEMENTS — 1.2%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/29/07, to be repurchased 07/02/07 in the amount of $695,174 and collateralized by $715,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 5.96%, due 04/25/17 and having an approximate value of $712,319	695,000	695,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	814,000	814,000
Total Repurchase Agreements
(cost $1,509,000)		1,509,000
TOTAL INVESTMENTS
(cost $97,864,494)(2)	100.2%	124,696,734
Liabilities in excess of other assets	(0.2)	(221,194)
NET ASSETS	100.0%	$124,475,540

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

Seasons Series Trust

Focus TechNet Portfolio

Portfolio of Investments — June 30, 2007
(unaudited)

Security Description	Shares / Principal Amount	Value (Note 1)
COMMON STOCK — 94.0%
Applications Software — 3.2%
Salesforce.com, Inc.†	33,625	$1,441,167
Batteries/Battery Systems — 2.7%
Energy Conversion Devices, Inc.†	38,605	1,189,806
Cable TV — 3.3%
Comcast Corp., Class A†	52,750	1,474,890
Computer Aided Design — 2.9%
Autodesk, Inc.†	27,200	1,280,576
Computers — 9.4%
Apple, Inc.†	24,440	2,982,658
Hewlett-Packard Co.	26,900	1,200,278
		4,182,936
Computers-Memory Devices — 2.1%
Network Appliance, Inc.†	32,500	949,000
E-Commerce/Services — 6.8%
eBay, Inc.†	43,365	1,395,486
Move, Inc.†	367,530	1,646,534
		3,042,020
Electronic Components-Semiconductors — 9.0%
Chartered Semiconductor Manufacturing, Ltd. ADR†	121,945	1,069,458
Intersil Corp., Class A	34,200	1,075,932
NVIDIA Corp.†	14,085	581,851
Texas Instruments, Inc.	34,000	1,279,420
		4,006,661
Energy-Alternate Sources — 3.6%
Suntech Power Holdings Co., Ltd. ADR†	43,510	1,586,810
Enterprise Software/Service — 5.4%
Lawson Software, Inc.†	120,200	1,188,778
Oracle Corp.†	62,100	1,223,991
		2,412,769
Entertainment Software — 2.6%
Electronic Arts, Inc.†	24,650	1,166,438
Finance-Investment Banker/Broker — 4.2%
E*TRADE Financial Corp.†	85,310	1,884,498
Finance-Other Services — 2.3%
CME Group, Inc.	1,955	1,044,674
Internet Infrastructure Software — 2.3%
Opsware, Inc.†	106,510	1,012,910
Networking Products — 6.4%
Cisco Systems, Inc.†	45,400	1,264,390
Foundry Networks, Inc.†	95,930	1,598,194
		2,862,584
Semiconductors Components-Intergrated Circuits — 2.6%
Integrated Device Technology, Inc.†	74,400	1,136,088
Telephone-Integrated — 3.1%
Level 3 Communications, Inc.†	235,850	1,379,723
Web Hosting/Design — 5.9%
Equinix, Inc.†	28,455	2,602,779
Web Portals/ISP — 8.0%
Google, Inc. Class A†	6,780	3,548,516
Wireless Equipment — 8.2%
American Tower Corp., Class A†	51,660	2,169,720
Nokia Oyj ADR	52,275	1,469,450
		3,639,170
Total Long-Term Investment Securities
(cost $33,903,446)		41,844,015

REPURCHASE AGREEMENTS — 6.2%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	$234,000	234,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/30/07, to be repurchased 07/02/07 in the amount of $2,502,626 and collateralized by $2,565,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 5.96%, due 04/25/17 and having an approximate value of $2,555,381	2,502,000	2,502,000
Total Repurchase Agreements
(cost $2,736,000)		2,736,000
TOTAL INVESTMENTS
(cost $36,639,446)(2)	100.2%	44,580,015
Liabilities in excess of other assets	(0.2)	(78,780)
NET ASSETS	100.0%	$44,501,235

†	Non-income producing security

(1)	See Note 2 for details of Joint Repurchase Agreement

(2)	See Note 4 for cost of investments on a tax basis

ADR	— American Depository Receipt

See Notes to Portfolio of Investments

Seasons Series Trust
Focus Growth and Income Portfolio

Portfolio of Investments — June 30, 2007
(unaudited)

	Shares / Principal	Value
Security Description	Amount	(Note 1)
COMMON STOCK — 90.9%
Aerospace/Defense — 4.2%
General Dynamics Corp.	26,240	$2,052,493
Lockheed Martin Corp.	17,970	1,691,516
		3,744,009
Aerospace/Defense-Equipment — 3.5%
United Technologies Corp.	43,400	3,078,362
Banks-Super Regional — 1.6%
Wachovia Corp.	27,200	1,394,000
Cable TV — 7.4%
Comcast Corp. Class A†	233,450	6,564,614
Casino Hotel — 6.6%
Las Vegas Sands Corp.†	75,787	5,789,369
Cellular Telecom — 2.5%
NII Holdings, Inc.†	27,900	2,252,646
Computers — 5.2%
Apple, Inc.†	17,903	2,184,882
Dell, Inc.†	83,400	2,381,070
		4,565,952
Finance-Investment Banker/Broker — 5.7%
Citigroup, Inc.	53,700	2,754,273
Morgan Stanley	26,700	2,239,596
		4,993,869
Medical Information Systems — 3.4%
Eclipsys Corp.†	149,600	2,962,080
Medical Products — 3.5%
Johnson & Johnson	50,250	3,096,405
Medical-Biomedical/Gene — 2.9%
Genentech, Inc.†	33,883	2,563,588
Medical-HMO — 4.2%
UnitedHealth Group, Inc.	72,482	3,706,729
Metal-Copper — 1.9%
Southern Copper Corp.	17,400	1,640,124
Metal-Diversified — 4.7%
Freeport-McMoRan Copper & Gold, Inc.	49,800	4,124,436
Oil Companies-Integrated — 7.8%
Chevron Corp.	19,600	1,651,104
Exxon Mobil Corp.	62,100	5,208,948
		6,860,052
Oil-Field Services — 3.6%
Schlumberger, Ltd.	36,951	3,138,618
Retail-Discount — 1.5%
Target Corp.	20,800	1,322,880
Retail-Restaurants — 3.1%
McDonald’s Corp.	53,477	2,714,493
Telephone-Integrated — 11.0%
AT&T, Inc.	123,265	5,115,497
Level 3 Communications, Inc.†	783,400	4,582,890
		9,698,387
Wireless Equipment — 6.6%
American Tower Corp.†	38,700	1,625,400
Crown Castle International Corp.†	116,900	4,239,963
		5,865,363

Total Long-Term Investment Securities
(cost $68,427,717)		80,075,976
SHORT-TERM INVESTMENT SECURITIES — 3.6%
Time Deposit — 3.6%
Euro Time Deposit with State Street Bank & Trust Co.
2.80% due 07/02/07
(cost $3,160,000)	$3,160,000	$3,160,000
REPURCHASE AGREEMENTS — 5.5%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/29/07, to be repurchased 07/02/07 in the amount of $1,168,292 and collateralized by $1,200,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 5.96%, due 04/25/07 and having an approximate value of $1,195,500	1,168,000	1,168,000
State Street Bank & Trust Co.
Joint Repurchase Agreement(1)	3,733,000	3,733,000
Total Repurchase Agreements
(cost $4,901,000)		4,901,000
TOTAL INVESTMENTS
(cost $76,488,717)(2)	100.0%	88,136,976
Liabilities in excess of other assets	0.0	(32,734)
NET ASSETS	100.0%	$88,104,242

†        Non-income producing security

(1)     See Note 2 for details of Joint Repurchase Agreements.

(2)     See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

Seasons Series Trust

Focus Value Portfolio

Portfolio of Investments — June 30, 2007
(unaudited)

Security Description	Shares / Principal Amount	Value (Note 1)
COMMON STOCK — 91.5%
Banks-Fiduciary — 2.7%
Mellon Financial Corp.	109,721	$4,827,724
Banks-Super Regional — 3.4%
Wachovia Corp.	118,902	6,093,728
Beverages-Non-alcoholic — 3.4%
The Coca-Cola Co.	115,000	6,015,650
Broadcast Services/Program — 2.2%
Clear Channel Communications, Inc.	105,400	3,986,228
Chemicals-Diversified — 1.9%
The Dow Chemical Co.	76,500	3,382,830
Diversified Operations — 4.1%
Hutchison Whampoa, Ltd.	740,600	7,354,664
Electronic Components-Misc. — 3.1%
AVX Corp.	330,600	5,534,244
Insurance-Life/Health — 2.0%
Power Corp of Canada	95,600	3,527,844
Insurance-Multi-line — 3.9%
Assurant, Inc.	118,200	6,964,344
Insurance-Property/Casualty — 3.6%
ProAssurance Corp.†	115,700	6,441,019
Machinery-Farming — 1.6%
Alamo Group, Inc.	109,495	2,759,274
Medical-Drugs — 3.3%
Pfizer, Inc.	227,000	5,804,390
Oil Companies-Exploration & Production — 7.9%
Devon Energy Corp.	94,000	7,359,260
EnCana Corp.	108,303	6,655,219
		14,014,479
Photo Equipment & Supplies — 3.0%
Eastman Kodak Co.	194,000	5,399,020
Publishing-Newspapers — 6.6%
The New York Times Co., Class A	229,000	5,816,600
The Washington Post Co., Class B	7,700	5,975,893
		11,792,493
Real Estate Operations & Development — 5.5%
Forest City Enterprises, Inc., Class A	72,373	4,449,492
Hang Lung Group, Ltd.	265,000	1,196,350
Hang Lung Properties, Ltd.	1,184,000	4,080,827
		9,726,669
Retail-Auto Parts — 2.8%
AutoZone, Inc.†	37,000	5,054,940
Retail-Building Products — 7.1%
Home Depot, Inc.	321,500	12,651,025
Semiconductors Components-Intergrated Circuits — 7.1%
Linear Technology Corp.	143,357	5,186,656
Maxim Integrated Products, Inc.	222,000	7,417,020
		12,603,676
Steel-Producer — 3.9%
POSCO ADR	57,200	6,864,000
Telephone-Integrated — 10.3%
Deutsche Telekom AG ADR	353,000	6,498,730
Verizon Communications, Inc.	149,000	6,134,330
Windstream Corp.	385,999	5,697,345
		18,330,405
Transport-Marine — 2.1%
Teekay Corp.	63,300	3,665,703
Total Long-Term Investment Securities
(cost $130,845,336)		162,794,349

REPURCHASE AGREEMENTS — 8.7%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/30/07, to be repurchased 07/02/07 in the amount of $8,015,003 and collateralized by Federal Home Loan Mtg. Corp. Notes, bearing interest at 5.96% due 04/25/17 and having approximate value of $8,174,231	$8,013,000	8,013,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/30/07, to be repurchased 07/02/07 in the amount of $4,730,182 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 5.25% due 06/12/37 and having approximate value of $4,827,513	4,729,000	4,729,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 06/30/07, to be repurchased 07/02/07 in the amount of $2,716,679 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 5.25% due 06/12/37 and having approximate value of $2,771,438	2,716,000	2,716,000
Total Repurchase Agreements
(cost $15,458,000)		15,458,000
TOTAL INVESTMENTS
(cost $146,303,336)(1)	100.2%	178,252,349
Liabilities in excess of other assets	(0.2)	(301,805)
NET ASSETS	100.0%	$177,950,544

†	Non-income producing security

(1)	See Note 4 for cost of investments on a tax basis

ADR	— American Depository Receipt

See Notes to Portfolio of Investments

Seasons Series Trust
Allocation Growth Portfolio

Portfolio of Investments — June 30, 2007
(unaudited)

		Value
Security Description	Shares	(Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 68.0%
Seasons Series Trust Focus Growth Portfolio, Class 3†	751,392	$7,198,713
Seasons Series Trust Focus Value Portfolio, Class 3	529,589	10,171,308
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	3,299,417	34,823,702
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,813,660	42,532,789
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	263,115	4,119,351
Seasons Series Trust Mid Cap Value Portfolio, Class 3	579,260	12,037,749
Seasons Series Trust Small Cap Portfolio, Class 3	2,432,055	27,793,201
Total Domestic Equity Investment Companies (cost $124,174,033)		138,676,813
Fixed Income Investment Companies — 2.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	189,365	2,000,274
Seasons Series Trust Strategic Fixed Income, Class 3	381,864	3,997,562
Total Fixed Income Investment Companies (cost $5,956,958)		5,997,836
International Equity Investment Company — 29.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $50,122,767)	4,710,491	59,530,397

Total Long-Term Investment Securities (cost $180,253,758)(1)	100.1%	204,205,046
Liabilities in excess of other assets	(0.1)	(138,202)
NET ASSETS	100.0%	$204,066,844

†        Non-income producing security

#       See Note 3

(1)     See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

Seasons Series Trust
Allocation Moderate Growth Portfolio

Portfolio of Investments — June 30, 2007
(unaudited)

		Value
Security Description	Shares	(Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 58.1%
Seasons Series Trust Focus Growth Portfolio, Class 3†	996,287	$9,544,923
Seasons Series Trust Focus Value Portfolio, Class 3	655,578	12,591,056
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	4,053,741	42,785,214
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,146,139	62,675,261
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	407,029	6,372,475
Seasons Series Trust Mid Cap Value Portfolio, Class 3	821,016	17,061,732
Seasons Series Trust Small Cap Portfolio, Class 3	2,785,708	31,834,703
Total Domestic Equity Investment Companies (cost $164,988,613)		182,865,364
Fixed Income Investment Companies — 17.7%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	3,517,650	37,157,168
Seasons Series Trust Strategic Fixed Income, Class 3	1,773,066	18,561,445
Total Fixed Income Investment Companies (cost $55,453,095)		55,718,613
International Equity Investment Company — 24.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $64,921,105)	6,031,844	76,229,441

Total Long-Term Investment Securities (cost $285,362,813)(1)	100.0%	314,813,418
Liabilities in excess of other assets	0.0	(88,479)
NET ASSETS	100.0%	$314,724,939

†         Non-income producing security

#         See Note 3

(1)      See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

Seasons Series Trust
Allocation Moderate Portfolio

Portfolio of Investments — June 30, 2007
(unaudited)

		Value
Security Description	Shares	(Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.7%
Domestic Equity Investment Companies — 48.5%
Seasons Series Trust Focus Growth Portfolio, Class 3†	517,019	$4,953,302
Seasons Series Trust Focus Value Portfolio, Class 3	357,043	6,857,381
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	2,054,675	21,686,075
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,323,252	35,119,524
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	190,063	2,975,642
Seasons Series Trust Mid Cap Value Portfolio, Class 3	420,806	8,744,868
Seasons Series Trust Small Cap Portfolio, Class 3	1,298,856	14,843,154
Total Domestic Equity Investment Companies (cost $85,620,482)		95,179,946
Fixed Income Investment Companies — 33.0%
Seasons Series Trust Cash Management Portfolio, Class 3	513,915	5,863,626
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	3,377,128	35,672,824
Seasons Series Trust Strategic Fixed Income, Class 3	2,207,381	23,108,095
Total Fixed Income Investment Companies (cost $64,235,005)		64,644,545
International Equity Investment Company — 18.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $30,129,761)	2,817,452	35,606,486

Total Long-Term Investment Securities (cost $179,985,248)(1)	99.7%	195,430,977
Other assets less liabilities	0.3	620,217
NET ASSETS	100.0%	$196,051,194

†         Non-income producing security

#         See Note  3

(1)      See Note  4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

Seasons Series Trust
Allocation Balanced Portfolio

Portfolio of Investments — June 30, 2007
(unaudited)

		Value
Security Description	Shares	(Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 37.8%
Seasons Series Trust Focus Growth Portfolio, Class 3†	197,797	$1,894,991
Seasons Series Trust Focus Value Portfolio, Class 3	146,382	2,811,424
Seasons Series Trust Large Cap Growth Portfolio, Class 3†	714,893	7,545,335
Seasons Series Trust Large Cap Value Portfolio, Class 3	956,741	14,462,608
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	90,908	1,423,257
Seasons Series Trust Mid Cap Value Portfolio, Class 3	155,693	3,235,488
Seasons Series Trust Small Cap Portfolio, Class 3	331,946	3,793,440
Total Domestic Equity Investment Companies (cost $31,438,125)		35,166,543
Fixed Income Investment Companies — 48.6%
Seasons Series Trust Cash Management Portfolio, Class 3	576,122	6,573,397
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	2,356,049	24,887,103
Seasons Series Trust Strategic Fixed Income, Class 3	1,319,335	13,811,534
Total Fixed Income Investment Companies (cost $44,991,048)		45,272,034
International Equity Investment Company — 13.7%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $10,669,613)	1,010,234	12,767,169

Total Long-Term Investment Securities (cost $87,098,786)(1)	100.1%	93,205,746
Liabilities in excess of other assets	(0.1)	(76,820)
NET ASSETS	100.0%	$93,128,926

†         Non-income producing security

#         See Note 3

(1)      See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS-June 30, 2007 - (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable.This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange.The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of  last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations from market makers. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

Note 2. Repurchase Agreements: At June 30, 2007, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth	3.74%	$3,653,000
Multi-Managed Moderate Growth	5.70	5,571,000
Large Cap Composite	0.66	642,000
Small Cap	7.89	7,709,000
Focus Growth	0.83	814,000
Focus TechNet	0.24	234,000
Focus Growth and Income	3.82	3,733,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 30, 2007, bearing interest at a rate of 3.70% per annum, with a principal amount of $97,686,000, a repurchase price of $97,716,120, a maturity date of July 2, 2007.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Notes	3.38%	12/15/08	$90,750,000	$88,963,824
U.S. Treasury Notes	3.38	09/15/09	11,085,000	10,932,543

In addition, at June 30, 2007, certain Portfolios held an undivided interest in joint repurchase agreements with UBS Securities, LLC. The following Portfolios held the first one:

	Percentage	Principal
Portfolio	Interest	Amount

Diversified Fixed Income	1.11%	2,210,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated June 30, 2007, bearing interest at a rate of 4.40% per annum, with a principal amount of $200,000,000, a repurchase price of $200,073,333, and a maturity date of July 2, 2007.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Inflation Index Bonds	3.62%	01/15/08	$47,770,000	$48,726,608
U.S. Treasury Inflation Index Bonds	3.00	07/15/12	74,885,000	76,382,730
U.S. Treasury Inflation Index Bonds	2.00	01/15/14	77,345,000	78,892,325

The Bank of America  Securities joint repurchase agreement was held in the following Portfolio:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth	3.24%	$6,995,000
Multi-Managed Moderate Growth	11.40	24,590,000
Multi-Managed Income/Equity	12.27	26,450,000
Multi-Managed Income	10.89	23,480,000
Large Cap Value	1.06	2,290,000
Mid Cap Growth	0.50	1,085,000
Diversified Fixed Income	0.34	735,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities, dated June 30, 2007, bearing interest at a rate of 5.05% per annum, with a principal amount of $215,550,000, a repurchase price of $215,626,341, and a maturity date of July 2, 2007.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bonds	12.00%	08/15/13	$115,000,000	$128,953,281
U.S. Treasury Bonds	4.75	08/15/08	90,835,000	93,832,612

Note 3. Transactions with Affiliates:  As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  During the three months ended June 30, 2007 the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

			Market Value				Change in	Market Value
			at March 31,	Cost of	Proceeds of	Realized	Unrealized	at June 30,
Portfolio	Security	Income	2007	Purchases	Sales	Gain/Loss	Gain (Loss)	2007
Large Cap Growth	AIG	$32,930	$2,156,418	$60,762	$—	$—	$92,409	$2,309,589
Large Cap Composite	AIG	3,332	223,977	725	—	—	9,338	234,040
Allocation Growth	Various Seasons Series Trust Portfolios *	—	179,890,889	25,058,644	12,027,752	1,673,743	9,609,522	204,205,046
Allocation Moderate Growth	Various Seasons Series Trust Portfolios *	—	259,009,932	57,831,851	15,437,352	1,907,186	11,501,801	314,813,418
Allocation Moderate	Various Seasons Series Trust Portfolios *	—	169,659,421	30,243,917	11,383,029	1,287,527	5,623,141	195,430,977
Allocation Balanced	Various Seasons Series Trust Portfolios *	—	82,038,461	14,399,357	5,733,509	557,929	1,943,508	93,205,746

*      See Portfolio of Investments for details.

Note 4. Federal Income Taxes:  As of June 30, 2007, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments

Multi-Managed Growth	$20,233,008	$(2,200,749)	$18,032,259	$148,822,181
Multi-Managed Moderate Growth	28,784,120	(4,495,154)	24,288,966	306,007,891
Multi-Managed Income/Equity	15,686,480	(3,446,323)	12,240,157	251,048,725
Multi-Managed Income	5,577,616	(2,477,665)	3,099,951	178,471,926
Asset Allocation: Diversified Growth	67,057,666	(8,415,956)	58,641,710	344,846,024
Stock	66,825,139	(3,564,791)	63,260,348	255,558,712
Large Cap Growth	37,803,530	(2,843,199)	34,960,331	228,855,264
Large Cap Composite	8,950,999	(781,147)	8,169,852	46,158,660
Large Cap Value	61,015,947	(1,783,460)	59,232,487	299,997,050
Mid Cap Growth	34,851,781	(3,191,182)	31,660,599	149,019,865
Mid Cap Value	39,065,091	(2,976,537)	36,088,554	211,893,585
Small Cap	25,283,297	(6,619,867)	18,663,430	196,674,934
International Equity	75,783,928	(3,780,124)	72,003,804	368,895,755
Diversified Fixed Income	525,580	(4,648,575)	(4,122,995)	248,037,685
Strategic Fixed Income	1,166,067	(1,567,346)	(401,279)	119,109,779
Cash Management	1,644	(2,896)	(1,252)	100,430,698
Focus Growth	28,042,998	(1,202,862)	26,840,136	97,856,598
Focus TechNet	9,143,258	(1,374,232)	7,769,026	36,810,989
Focus Growth and Income	11,952,437	(365,525)	11,586,912	76,550,064
Focus Value	32,333,718	(455,394)	31,878,324	146,374,025
Allocation Growth Strategy	23,947,080	(14,605)	23,932,475	180,272,571
Allocation Moderate Growth Strategy	29,485,342	(60,247)	29,425,095	285,388,323
Allocation Moderate Strategy	15,546,040	(126,332)	15,419,708	180,011,269
Allocation Balanced Strategy	6,168,380	(126,894)	6,041,486	87,164,260

Note 5. Other Matters:  On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (“Adviser”) and AIG Global Investment Corp., a subadviser to certain Portfolios (“AIGGIC”), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser and AIGGIC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser and AIGGIC believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory services relating to the Portfolios.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.   Controls and Procedures.

(a)               An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)              There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a), under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date: August 29, 2007

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: August 29, 2007